UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05972

Name of Registrant:	Vanguard International Equity Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

European Stock Index Fund Investor Shares - VEURX

European Stock Index Fund FTSE Europe ETF Shares - VGK

European Stock Index Fund Admiral™ Shares - VEUSX

European Stock Index Fund Institutional Shares - VESIX

European Stock Index Fund Institutional Plus Shares - VEUPX

Pacific Stock Index Fund Investor Shares - VPACX

Pacific Stock Index Fund FTSE Pacific ETF Shares - VPL

Pacific Stock Index Fund Admiral™ Shares - VPADX

Pacific Stock Index Fund Institutional Shares - VPKIX

FTSE All-World ex-US Index Fund ETF Shares - VEU

FTSE All-World ex-US Index Fund Admiral™ Shares - VFWAX

FTSE All-World ex-US Index Fund Institutional Shares - VFWSX

FTSE All-World ex-US Index Fund Institutional Plus Shares - VFWPX

Total World Stock Index Fund ETF Shares - VT

Total World Stock Index Fund Admiral™ Shares - VTWAX

Total World Stock Index Fund Institutional Shares - VTWIX

FTSE All-World ex-US Small-Cap Index Fund ETF Shares - VSS

FTSE All-World ex-US Small-Cap Index Fund Admiral™ Shares - VFSAX

FTSE All-World ex-US Small-Cap Index Fund Institutional Shares - VFSNX

Global ex-U.S. Real Estate Index Fund ETF Shares - VNQI

Global ex-U.S. Real Estate Index Fund Admiral™ Shares - VGRLX

Global ex-U.S. Real Estate Index Fund Institutional Shares - VGRNX

Vanguard European Stock Index Fund

Investor Shares (VEURX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.23%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,066	$8,959	$8,993
2016	$9,666	$9,614	$9,890
2016	$9,540	$9,509	$10,070
2016	$9,337	$9,298	$10,092
2017	$9,833	$9,779	$10,466
2017	$10,737	$10,702	$11,159
2017	$11,501	$11,451	$11,945
2017	$11,929	$11,897	$12,466
2018	$12,785	$12,792	$13,583
2018	$12,225	$12,252	$12,943
2018	$12,166	$12,171	$12,691
2018	$10,912	$10,929	$11,432
2019	$10,995	$11,007	$11,828
2019	$11,854	$11,844	$12,440
2019	$11,575	$11,698	$12,331
2019	$12,102	$12,108	$12,711
2020	$12,444	$12,498	$13,030
2020	$10,197	$10,246	$11,013
2020	$11,584	$11,642	$12,456
2020	$11,051	$11,088	$12,444
2021	$13,384	$13,492	$14,935
2021	$14,845	$14,929	$15,971
2021	$15,575	$15,635	$16,144
2021	$15,706	$15,781	$16,296
2022	$15,200	$15,109	$15,586
2022	$13,582	$13,781	$14,410
2022	$13,088	$13,068	$13,685
2022	$11,833	$11,907	$12,279
2023	$14,467	$14,448	$14,688
2023	$15,179	$15,250	$14,739
2023	$15,437	$15,549	$15,481
2023	$13,733	$13,746	$13,744
2024	$15,674	$15,887	$15,586
2024	$16,229	$16,434	$16,177
2024	$17,202	$17,289	$17,026
2024	$16,905	$16,968	$17,104
2025	$17,166	$17,399	$17,222
2025	$18,665	$18,789	$18,031
2025	$19,554	$19,842	$19,547
2025	$20,829	$20,998	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	23.21%	13.51%	7.61%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR79

Vanguard European Stock Index Fund

FTSE Europe ETF Shares (VGK) NYSE Arca

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Europe ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	FTSE Europe ETF Shares Net Asset Value	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,068	$8,959	$8,993
2016	$9,674	$9,614	$9,890
2016	$9,555	$9,509	$10,070
2016	$9,357	$9,298	$10,092
2017	$9,860	$9,779	$10,466
2017	$10,769	$10,702	$11,159
2017	$11,543	$11,451	$11,945
2017	$11,976	$11,897	$12,466
2018	$12,840	$12,792	$13,583
2018	$12,281	$12,252	$12,943
2018	$12,220	$12,171	$12,691
2018	$10,964	$10,929	$11,432
2019	$11,053	$11,007	$11,828
2019	$11,920	$11,844	$12,440
2019	$11,649	$11,698	$12,331
2019	$12,179	$12,108	$12,711
2020	$12,531	$12,498	$13,030
2020	$10,274	$10,246	$11,013
2020	$11,674	$11,642	$12,456
2020	$11,144	$11,088	$12,444
2021	$13,498	$13,492	$14,935
2021	$14,980	$14,929	$15,971
2021	$15,723	$15,635	$16,144
2021	$15,862	$15,781	$16,296
2022	$15,354	$15,109	$15,586
2022	$13,727	$13,781	$14,410
2022	$13,230	$13,068	$13,685
2022	$11,969	$11,907	$12,279
2023	$14,636	$14,448	$14,688
2023	$15,361	$15,250	$14,739
2023	$15,631	$15,549	$15,481
2023	$13,911	$13,746	$13,744
2024	$15,880	$15,887	$15,586
2024	$16,450	$16,434	$16,177
2024	$17,442	$17,289	$17,026
2024	$17,148	$16,968	$17,104
2025	$17,417	$17,399	$17,222
2025	$18,946	$18,789	$18,031
2025	$19,858	$19,842	$19,547
2025	$21,163	$20,998	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
FTSE Europe ETF Shares Net Asset Value	23.42%	13.69%	7.78%
FTSE Europe ETF Shares Market Price	23.50%	13.70%	7.80%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR963

Vanguard European Stock Index Fund

Admiral™ Shares (VEUSX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,067	$8,959	$8,993
2016	$9,673	$9,614	$9,890
2016	$9,551	$9,509	$10,070
2016	$9,352	$9,298	$10,092
2017	$9,853	$9,779	$10,466
2017	$10,763	$10,702	$11,159
2017	$11,536	$11,451	$11,945
2017	$11,969	$11,897	$12,466
2018	$12,833	$12,792	$13,583
2018	$12,275	$12,252	$12,943
2018	$12,217	$12,171	$12,691
2018	$10,961	$10,929	$11,432
2019	$11,047	$11,007	$11,828
2019	$11,914	$11,844	$12,440
2019	$11,640	$11,698	$12,331
2019	$12,172	$12,108	$12,711
2020	$12,522	$12,498	$13,030
2020	$10,264	$10,246	$11,013
2020	$11,662	$11,642	$12,456
2020	$11,131	$11,088	$12,444
2021	$13,482	$13,492	$14,935
2021	$14,960	$14,929	$15,971
2021	$15,702	$15,635	$16,144
2021	$15,840	$15,781	$16,296
2022	$15,333	$15,109	$15,586
2022	$13,706	$13,781	$14,410
2022	$13,208	$13,068	$13,685
2022	$11,950	$11,907	$12,279
2023	$14,610	$14,448	$14,688
2023	$15,335	$15,250	$14,739
2023	$15,603	$15,549	$15,481
2023	$13,886	$13,746	$13,744
2024	$15,853	$15,887	$15,586
2024	$16,421	$16,434	$16,177
2024	$17,408	$17,289	$17,026
2024	$17,114	$16,968	$17,104
2025	$17,382	$17,399	$17,222
2025	$18,906	$18,789	$18,031
2025	$19,817	$19,842	$19,547
2025	$21,118	$20,998	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	23.40%	13.66%	7.76%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR579

Vanguard European Stock Index Fund

Institutional Shares (VESIX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,532,930	$4,479,363	$4,496,432
2016	$4,836,629	$4,807,069	$4,944,764
2016	$4,775,647	$4,754,524	$5,034,773
2016	$4,676,761	$4,648,821	$5,046,235
2017	$4,927,616	$4,889,633	$5,233,093
2017	$5,382,036	$5,351,224	$5,579,433
2017	$5,769,623	$5,725,376	$5,972,302
2017	$5,986,487	$5,948,447	$6,232,942
2018	$6,417,742	$6,396,098	$6,791,258
2018	$6,139,508	$6,126,047	$6,471,638
2018	$6,111,178	$6,085,345	$6,345,480
2018	$5,482,516	$5,464,735	$5,716,204
2019	$5,525,886	$5,503,588	$5,914,126
2019	$5,960,983	$5,921,821	$6,220,228
2019	$5,823,222	$5,849,232	$6,165,333
2019	$6,090,361	$6,054,153	$6,355,519
2020	$6,265,742	$6,248,817	$6,515,239
2020	$5,135,051	$5,123,187	$5,506,501
2020	$5,836,558	$5,821,220	$6,228,186
2020	$5,570,151	$5,543,812	$6,221,966
2021	$6,747,685	$6,745,748	$7,467,533
2021	$7,487,854	$7,464,682	$7,985,553
2021	$7,859,028	$7,817,271	$8,071,882
2021	$7,928,346	$7,890,519	$8,148,100
2022	$7,673,689	$7,554,410	$7,793,016
2022	$6,862,006	$6,890,498	$7,205,151
2022	$6,612,876	$6,534,113	$6,842,722
2022	$5,983,390	$5,953,594	$6,139,711
2023	$7,316,040	$7,224,137	$7,344,226
2023	$7,679,448	$7,625,092	$7,369,260
2023	$7,812,789	$7,774,391	$7,740,350
2023	$6,953,256	$6,873,094	$6,872,055
2024	$7,938,749	$7,943,588	$7,793,141
2024	$8,222,634	$8,216,767	$8,088,462
2024	$8,719,167	$8,644,319	$8,512,908
2024	$8,572,992	$8,483,760	$8,552,157
2025	$8,706,759	$8,699,480	$8,610,996
2025	$9,471,260	$9,394,679	$9,015,672
2025	$9,926,971	$9,920,799	$9,773,650
2025	$10,578,604	$10,498,994	$10,653,640

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	23.39%	13.69%	7.78%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR235

Vanguard European Stock Index Fund

Institutional Plus Shares (VEUPX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard European Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Financials, the largest sector by weight in the benchmark index, had by far the highest return. Industrials and technology were the next highest contributors, though nearly all sectors posted solid gains.

  With the exception of Denmark, all developed European markets posted robust double-digit gains, with the United Kingdom and Germany contributing most to the benchmark’s return. The weakening of the U.S. dollar relative to the euro, British pound, and Swiss franc also helped boost returns for U.S. based investors.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $100,000,000

	Institutional Plus Shares	FTSE Developed Europe All Cap Index	FTSE Global All Cap ex US Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$90,678,491	$89,587,265	$89,928,637
2016	$96,755,904	$96,141,381	$98,895,277
2016	$95,530,203	$95,090,484	$100,695,467
2016	$93,547,826	$92,976,411	$100,924,700
2017	$98,560,988	$97,792,655	$104,661,856
2017	$107,675,878	$107,024,481	$111,588,668
2017	$115,409,861	$114,507,513	$119,446,040
2017	$119,766,241	$118,968,950	$124,658,846
2018	$128,467,410	$127,921,959	$135,825,153
2018	$122,900,576	$122,520,943	$129,432,762
2018	$122,324,341	$121,706,902	$126,909,604
2018	$109,752,266	$109,294,692	$114,324,086
2019	$110,631,381	$110,071,760	$118,282,522
2019	$119,315,427	$118,436,424	$124,404,554
2019	$116,579,866	$116,984,642	$123,306,652
2019	$121,913,360	$121,083,068	$127,110,375
2020	$125,436,575	$124,976,333	$130,304,771
2020	$102,819,614	$102,463,750	$110,130,020
2020	$116,849,325	$116,424,400	$124,563,722
2020	$111,522,643	$110,876,249	$124,439,310
2021	$135,098,149	$134,914,957	$149,350,660
2021	$149,917,835	$149,293,633	$159,711,063
2021	$157,367,535	$156,345,417	$161,437,637
2021	$158,747,460	$157,810,387	$162,961,994
2022	$153,672,281	$151,088,194	$155,860,326
2022	$137,392,915	$137,809,968	$144,103,021
2022	$132,417,099	$130,682,253	$136,854,448
2022	$119,806,196	$119,071,873	$122,794,225
2023	$146,497,777	$144,482,737	$146,884,521
2023	$153,776,091	$152,501,847	$147,385,192
2023	$156,475,137	$155,487,819	$154,807,003
2023	$139,256,271	$137,461,882	$137,441,106
2024	$158,983,304	$158,871,750	$155,862,820
2024	$164,696,559	$164,335,348	$161,769,231
2024	$174,618,779	$172,886,382	$170,258,153
2024	$171,691,969	$169,675,195	$171,043,139
2025	$174,385,763	$173,989,595	$172,219,913
2025	$189,686,784	$187,893,572	$180,313,431
2025	$198,830,912	$198,415,980	$195,472,995
2025	$211,904,993	$209,979,870	$213,072,807

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	23.42%	13.70%	7.80%
FTSE Developed Europe All Cap Index	23.75%	13.62%	7.70%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$35,255
Number of Portfolio Holdings	1,257
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$1,827

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Belgium	1.8%
Denmark	2.9%
Finland	1.8%
France	15.5%
Germany	13.8%
Italy	5.3%
Netherlands	7.0%
Norway	1.2%
Spain	5.4%
Sweden	5.5%
Switzerland	13.7%
United Kingdom	23.2%
Other	2.4%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1863

Vanguard Pacific Stock Index Fund

Investor Shares (VPACX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$26	0.23%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,364	$9,154	$8,993
2016	$9,824	$9,995	$9,890
2016	$10,430	$10,395	$10,070
2016	$10,640	$10,570	$10,092
2017	$10,941	$10,891	$10,466
2017	$11,460	$11,370	$11,159
2017	$12,235	$12,143	$11,945
2017	$12,951	$12,801	$12,466
2018	$14,046	$13,949	$13,583
2018	$13,521	$13,507	$12,943
2018	$13,138	$13,029	$12,691
2018	$11,976	$11,930	$11,432
2019	$12,367	$12,290	$11,828
2019	$12,695	$12,601	$12,440
2019	$12,462	$12,520	$12,331
2019	$13,101	$13,125	$12,711
2020	$13,082	$13,271	$13,030
2020	$11,478	$11,574	$11,013
2020	$12,561	$12,501	$12,456
2020	$13,169	$13,110	$12,444
2021	$15,666	$15,700	$14,935
2021	$16,263	$16,299	$15,971
2021	$16,230	$16,210	$16,144
2021	$16,210	$16,197	$16,296
2022	$15,170	$15,043	$15,586
2022	$14,070	$14,247	$14,410
2022	$13,743	$13,707	$13,685
2022	$12,145	$12,198	$12,279
2023	$14,612	$14,606	$14,688
2023	$14,297	$14,310	$14,739
2023	$15,263	$15,339	$15,481
2023	$13,702	$13,666	$13,744
2024	$15,426	$15,749	$15,586
2024	$15,731	$15,989	$16,177
2024	$16,749	$16,896	$17,026
2024	$16,187	$16,483	$17,104
2025	$16,219	$16,500	$17,222
2025	$16,902	$17,080	$18,031
2025	$18,321	$18,685	$19,547
2025	$20,700	$20,947	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	27.88%	9.47%	7.55%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR72

Vanguard Pacific Stock Index Fund

FTSE Pacific ETF Shares (VPL) NYSE Arca

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FTSE Pacific ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	FTSE Pacific ETF Shares Net Asset Value	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,364	$9,154	$8,993
2016	$9,838	$9,995	$9,890
2016	$10,443	$10,395	$10,070
2016	$10,659	$10,570	$10,092
2017	$10,965	$10,891	$10,466
2017	$11,489	$11,370	$11,159
2017	$12,274	$12,143	$11,945
2017	$12,992	$12,801	$12,466
2018	$14,103	$13,949	$13,583
2018	$13,583	$13,507	$12,943
2018	$13,202	$13,029	$12,691
2018	$12,038	$11,930	$11,432
2019	$12,429	$12,290	$11,828
2019	$12,766	$12,601	$12,440
2019	$12,535	$12,520	$12,331
2019	$13,186	$13,125	$12,711
2020	$13,175	$13,271	$13,030
2020	$11,559	$11,574	$11,013
2020	$12,659	$12,501	$12,456
2020	$13,276	$13,110	$12,444
2021	$15,802	$15,700	$14,935
2021	$16,411	$16,299	$15,971
2021	$16,384	$16,210	$16,144
2021	$16,365	$16,197	$16,296
2022	$15,326	$15,043	$15,586
2022	$14,218	$14,247	$14,410
2022	$13,897	$13,707	$13,685
2022	$12,276	$12,198	$12,279
2023	$14,778	$14,606	$14,688
2023	$14,468	$14,310	$14,739
2023	$15,447	$15,339	$15,481
2023	$13,872	$13,666	$13,744
2024	$15,625	$15,749	$15,586
2024	$15,944	$15,989	$16,177
2024	$16,977	$16,896	$17,026
2024	$16,418	$16,483	$17,104
2025	$16,459	$16,500	$17,222
2025	$17,158	$17,080	$18,031
2025	$18,598	$18,685	$19,547
2025	$21,030	$20,947	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
FTSE Pacific ETF Shares Net Asset Value	28.09%	9.64%	7.72%
FTSE Pacific ETF Shares Market Price	27.66%	9.55%	7.68%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR962

Vanguard Pacific Stock Index Fund

Admiral™ Shares (VPADX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,365	$9,154	$8,993
2016	$9,838	$9,995	$9,890
2016	$10,441	$10,395	$10,070
2016	$10,657	$10,570	$10,092
2017	$10,964	$10,891	$10,466
2017	$11,489	$11,370	$11,159
2017	$12,272	$12,143	$11,945
2017	$12,991	$12,801	$12,466
2018	$14,101	$13,949	$13,583
2018	$13,581	$13,507	$12,943
2018	$13,200	$13,029	$12,691
2018	$12,035	$11,930	$11,432
2019	$12,425	$12,290	$11,828
2019	$12,760	$12,601	$12,440
2019	$12,529	$12,520	$12,331
2019	$13,178	$13,125	$12,711
2020	$13,166	$13,271	$13,030
2020	$11,551	$11,574	$11,013
2020	$12,650	$12,501	$12,456
2020	$13,265	$13,110	$12,444
2021	$15,788	$15,700	$14,935
2021	$16,395	$16,299	$15,971
2021	$16,368	$16,210	$16,144
2021	$16,348	$16,197	$16,296
2022	$15,308	$15,043	$15,586
2022	$14,201	$14,247	$14,410
2022	$13,880	$13,707	$13,685
2022	$12,260	$12,198	$12,279
2023	$14,760	$14,606	$14,688
2023	$14,450	$14,310	$14,739
2023	$15,427	$15,339	$15,481
2023	$13,852	$13,666	$13,744
2024	$15,600	$15,749	$15,586
2024	$15,921	$15,989	$16,177
2024	$16,950	$16,896	$17,026
2024	$16,390	$16,483	$17,104
2025	$16,432	$16,500	$17,222
2025	$17,126	$17,080	$18,031
2025	$18,565	$18,685	$19,547
2025	$20,991	$20,947	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	28.07%	9.61%	7.70%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR572

Vanguard Pacific Stock Index Fund

Institutional Shares (VPKIX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Pacific Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund modestly outperformed its benchmark. This occurred because of differences in the prices of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  With the exception of health care, all 11 sectors in the index posted double-digit gains. Financials and industrials, the two largest sectors in the index by weight, accounted for much of the overall return.

  Japan accounted for almost 60% of the index’s weighting and more than half of its overall return. South Korea was the next largest contributor; its returns were more than double those of Japan, but it had just a quarter of the weighting.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	FTSE Developed Asia Pacific All Cap Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,680,750	$4,576,984	$4,496,432
2016	$4,918,648	$4,997,402	$4,944,764
2016	$5,222,111	$5,197,620	$5,034,773
2016	$5,330,436	$5,285,042	$5,046,235
2017	$5,484,745	$5,445,339	$5,233,093
2017	$5,744,834	$5,684,903	$5,579,433
2017	$6,138,739	$6,071,592	$5,972,302
2017	$6,498,413	$6,400,575	$6,232,942
2018	$7,054,822	$6,974,663	$6,791,258
2018	$6,792,260	$6,753,409	$6,471,638
2018	$6,601,086	$6,514,260	$6,345,480
2018	$6,019,453	$5,965,080	$5,716,204
2019	$6,218,780	$6,144,985	$5,914,126
2019	$6,382,141	$6,300,476	$6,220,228
2019	$6,271,267	$6,260,126	$6,165,333
2019	$6,592,196	$6,562,621	$6,355,519
2020	$6,589,589	$6,635,735	$6,515,239
2020	$5,782,157	$5,787,109	$5,506,501
2020	$6,328,532	$6,250,450	$6,228,186
2020	$6,639,747	$6,555,078	$6,221,966
2021	$7,904,408	$7,849,778	$7,467,533
2021	$8,205,346	$8,149,614	$7,985,553
2021	$8,190,904	$8,104,879	$8,071,882
2021	$8,183,500	$8,098,544	$8,148,100
2022	$7,662,091	$7,521,454	$7,793,016
2022	$7,110,728	$7,123,716	$7,205,151
2022	$6,946,670	$6,853,734	$6,842,722
2022	$6,141,267	$6,099,002	$6,139,711
2023	$7,388,742	$7,303,110	$7,344,226
2023	$7,236,724	$7,155,239	$7,369,260
2023	$7,725,385	$7,669,402	$7,740,350
2023	$6,937,988	$6,832,877	$6,872,055
2024	$7,813,954	$7,874,491	$7,793,141
2024	$7,971,918	$7,994,521	$8,088,462
2024	$8,489,475	$8,447,980	$8,512,908
2024	$8,210,808	$8,241,705	$8,552,157
2025	$8,229,513	$8,250,006	$8,610,996
2025	$8,581,479	$8,540,093	$9,015,672
2025	$9,299,213	$9,342,581	$9,773,650
2025	$10,513,762	$10,473,476	$10,653,640

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	28.05%	9.63%	7.72%
FTSE Developed Asia Pacific All Cap Index	27.08%	9.83%	7.67%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,905
Number of Portfolio Holdings	2,350
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$631

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Australia	16.9%
Hong Kong	4.9%
Japan	58.3%
Singapore	3.3%
South Korea	15.2%
Other	0.6%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR237

Vanguard FTSE All-World ex-US Index Fund

ETF Shares (VEU) NYSE Arca

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$6	0.05%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,106	$8,975	$8,993
2016	$9,824	$9,848	$9,890
2016	$10,064	$10,025	$10,070
2016	$10,117	$10,064	$10,092
2017	$10,501	$10,443	$10,466
2017	$11,194	$11,126	$11,159
2017	$11,986	$11,910	$11,945
2017	$12,518	$12,427	$12,466
2018	$13,590	$13,537	$13,583
2018	$12,900	$12,889	$12,943
2018	$12,714	$12,648	$12,691
2018	$11,470	$11,434	$11,432
2019	$11,901	$11,842	$11,828
2019	$12,537	$12,463	$12,440
2019	$12,305	$12,362	$12,331
2019	$12,780	$12,751	$12,711
2020	$13,014	$13,060	$13,030
2020	$11,044	$11,070	$11,013
2020	$12,544	$12,494	$12,456
2020	$12,545	$12,474	$12,444
2021	$14,990	$14,965	$14,935
2021	$15,971	$15,947	$15,971
2021	$16,153	$16,089	$16,144
2021	$16,287	$16,245	$16,296
2022	$15,803	$15,593	$15,586
2022	$14,293	$14,408	$14,410
2022	$13,797	$13,705	$13,685
2022	$12,334	$12,313	$12,279
2023	$14,862	$14,752	$14,688
2023	$14,890	$14,821	$14,739
2023	$15,591	$15,557	$15,481
2023	$13,925	$13,833	$13,744
2024	$15,585	$15,680	$15,586
2024	$16,209	$16,290	$16,177
2024	$17,184	$17,139	$17,026
2024	$17,199	$17,227	$17,104
2025	$17,315	$17,391	$17,222
2025	$18,239	$18,221	$18,031
2025	$19,563	$19,673	$19,547
2025	$21,489	$21,491	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	24.94%	11.36%	7.95%
ETF Shares Market Price	24.69%	11.34%	7.93%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR991

Vanguard FTSE All-World ex-US Index Fund

Admiral™ Shares (VFWAX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,107	$8,975	$8,993
2016	$9,823	$9,848	$9,890
2016	$10,060	$10,025	$10,070
2016	$10,113	$10,064	$10,092
2017	$10,496	$10,443	$10,466
2017	$11,188	$11,126	$11,159
2017	$11,981	$11,910	$11,945
2017	$12,514	$12,427	$12,466
2018	$13,587	$13,537	$13,583
2018	$12,898	$12,889	$12,943
2018	$12,712	$12,648	$12,691
2018	$11,466	$11,434	$11,432
2019	$11,898	$11,842	$11,828
2019	$12,531	$12,463	$12,440
2019	$12,297	$12,362	$12,331
2019	$12,771	$12,751	$12,711
2020	$13,001	$13,060	$13,030
2020	$11,030	$11,070	$11,013
2020	$12,529	$12,494	$12,456
2020	$12,530	$12,474	$12,444
2021	$14,970	$14,965	$14,935
2021	$15,946	$15,947	$15,971
2021	$16,128	$16,089	$16,144
2021	$16,258	$16,245	$16,296
2022	$15,778	$15,593	$15,586
2022	$14,266	$14,408	$14,410
2022	$13,769	$13,705	$13,685
2022	$12,308	$12,313	$12,279
2023	$14,832	$14,752	$14,688
2023	$14,855	$14,821	$14,739
2023	$15,558	$15,557	$15,481
2023	$13,890	$13,833	$13,744
2024	$15,543	$15,680	$15,586
2024	$16,167	$16,290	$16,177
2024	$17,135	$17,139	$17,026
2024	$17,152	$17,227	$17,104
2025	$17,264	$17,391	$17,222
2025	$18,187	$18,221	$18,031
2025	$19,501	$19,673	$19,547
2025	$21,417	$21,491	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	24.87%	11.32%	7.91%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR570

Vanguard FTSE All-World ex-US Index Fund

Institutional Shares (VFWSX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,553,896	$4,487,662	$4,496,432
2016	$4,912,334	$4,923,917	$4,944,764
2016	$5,031,181	$5,012,451	$5,034,773
2016	$5,057,635	$5,032,119	$5,046,235
2017	$5,249,914	$5,221,338	$5,233,093
2017	$5,595,484	$5,563,042	$5,579,433
2017	$5,992,434	$5,955,180	$5,972,302
2017	$6,258,551	$6,213,502	$6,232,942
2018	$6,794,968	$6,768,362	$6,791,258
2018	$6,450,380	$6,444,377	$6,471,638
2018	$6,358,354	$6,323,850	$6,345,480
2018	$5,736,068	$5,716,951	$5,716,204
2019	$5,952,123	$5,921,123	$5,914,126
2019	$6,270,689	$6,231,602	$6,220,228
2019	$6,153,726	$6,181,031	$6,165,333
2019	$6,391,096	$6,375,633	$6,355,519
2020	$6,507,578	$6,529,789	$6,515,239
2020	$5,521,580	$5,534,908	$5,506,501
2020	$6,272,070	$6,247,210	$6,228,186
2020	$6,271,825	$6,236,978	$6,221,966
2021	$7,493,999	$7,482,538	$7,467,533
2021	$7,984,310	$7,973,458	$7,985,553
2021	$8,075,778	$8,044,591	$8,071,882
2021	$8,141,954	$8,122,303	$8,148,100
2022	$7,900,760	$7,796,679	$7,793,016
2022	$7,145,251	$7,203,844	$7,205,151
2022	$6,897,323	$6,852,605	$6,842,722
2022	$6,165,416	$6,156,463	$6,139,711
2023	$7,428,677	$7,376,077	$7,344,226
2023	$7,442,576	$7,410,373	$7,369,260
2023	$7,793,710	$7,778,356	$7,740,350
2023	$6,960,354	$6,916,626	$6,872,055
2024	$7,789,508	$7,839,765	$7,793,141
2024	$8,101,264	$8,145,096	$8,088,462
2024	$8,588,176	$8,569,685	$8,512,908
2024	$8,596,352	$8,613,454	$8,552,157
2025	$8,653,845	$8,695,361	$8,610,996
2025	$9,115,215	$9,110,598	$9,015,672
2025	$9,775,746	$9,836,715	$9,773,650
2025	$10,738,356	$10,745,365	$10,653,640

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	24.92%	11.35%	7.94%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR881

Vanguard FTSE All-World ex-US Index Fund

Institutional Plus Shares (VFWPX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$4	0.04%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its expense-free benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up nearly 40% of the index, contributed most to index returns, followed by the Pacific region and emerging markets, which each accounted for slightly more than 25% of the index.

  By sector, financials, technology, and industrials contributed most to index returns. Health care, real estate, and consumer staples contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $100,000,000

	Institutional Plus Shares	FTSE All-World ex US Index	FTSE Global All Cap ex US Index
2015	$100,000,000	$100,000,000	$100,000,000
2016	$91,075,334	$89,753,243	$89,928,637
2016	$98,251,341	$98,478,336	$98,895,277
2016	$100,648,078	$100,249,013	$100,695,467
2016	$101,180,695	$100,642,372	$100,924,700
2017	$105,037,672	$104,426,759	$104,661,856
2017	$111,958,042	$111,260,837	$111,588,668
2017	$119,911,607	$119,103,605	$119,446,040
2017	$125,253,645	$124,270,041	$124,658,846
2018	$135,990,287	$135,367,246	$135,825,153
2018	$129,105,749	$128,887,545	$129,432,762
2018	$127,276,349	$126,477,002	$126,909,604
2018	$114,816,325	$114,339,022	$114,324,086
2019	$119,148,240	$118,422,469	$118,282,522
2019	$125,526,622	$124,632,041	$124,404,554
2019	$123,191,015	$123,620,612	$123,306,652
2019	$127,944,327	$127,512,665	$127,110,375
2020	$130,290,022	$130,595,779	$130,304,771
2020	$110,546,366	$110,698,153	$110,130,020
2020	$125,586,555	$124,944,193	$124,563,722
2020	$125,597,872	$124,739,555	$124,439,310
2021	$150,072,866	$149,650,765	$149,350,660
2021	$159,893,149	$159,469,154	$159,711,063
2021	$161,728,131	$160,891,823	$161,437,637
2021	$163,077,416	$162,446,055	$162,961,994
2022	$158,246,252	$155,933,588	$155,860,326
2022	$143,115,655	$144,076,881	$144,103,021
2022	$138,167,442	$137,052,094	$136,854,448
2022	$123,504,961	$123,129,256	$122,794,225
2023	$148,827,835	$147,521,541	$146,884,521
2023	$149,104,274	$148,207,467	$147,385,192
2023	$156,137,167	$155,567,114	$154,807,003
2023	$139,452,559	$138,332,514	$137,441,106
2024	$156,079,223	$156,795,292	$155,862,820
2024	$162,344,091	$162,901,927	$161,769,231
2024	$172,089,365	$171,393,707	$170,258,153
2024	$172,264,089	$172,269,080	$171,043,139
2025	$173,436,440	$173,907,210	$172,219,913
2025	$182,697,649	$182,211,957	$180,313,431
2025	$195,945,623	$196,734,300	$195,472,995
2025	$215,237,324	$214,907,294	$213,072,807

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Plus Shares	24.95%	11.37%	7.97%
FTSE All-World ex US Index	24.75%	11.49%	7.95%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$75,538
Number of Portfolio Holdings	3,912
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$3,881

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	46.1%
Europe	38.3%
North America	8.2%
Oceania	4.5%
South America	1.3%
Other Assets and Liabilities—Net	0.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Plus Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1866

Vanguard Total World Stock Index Fund

ETF Shares (VT) NYSE Arca

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Technology, by far the largest sector by weight in the benchmark index, was the top contributor to the index’s return, followed by financials.

  Nearly all regions posted robust gains. North America, which accounted for almost two-thirds of the benchmark index by weight, contributed most. For U.S.-based investors, the weakening of the U.S. dollar relative to major European currencies helped boost returns from European stocks.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	FTSE Global All Cap Index
2015	$10,000	$10,000
2016	$9,210	$9,154
2016	$9,941	$9,958
2016	$10,371	$10,361
2016	$10,289	$10,274
2017	$10,925	$10,908
2017	$11,550	$11,532
2017	$12,173	$12,154
2017	$12,739	$12,717
2018	$13,907	$13,904
2018	$13,185	$13,205
2018	$13,557	$13,550
2018	$12,634	$12,639
2019	$12,879	$12,872
2019	$13,842	$13,827
2019	$13,845	$13,897
2019	$14,226	$14,235
2020	$14,872	$14,921
2020	$13,022	$13,051
2020	$14,832	$14,827
2020	$14,919	$14,903
2021	$17,560	$17,576
2021	$19,309	$19,330
2021	$19,956	$19,963
2021	$20,587	$20,604
2022	$19,875	$19,806
2022	$18,109	$18,202
2022	$17,857	$17,844
2022	$16,489	$16,512
2023	$18,380	$18,365
2023	$18,550	$18,560
2023	$20,121	$20,155
2023	$18,173	$18,174
2024	$20,838	$20,943
2024	$21,664	$21,770
2024	$23,487	$23,540
2024	$24,011	$24,101
2025	$25,058	$25,179
2025	$24,209	$24,282
2025	$27,049	$27,195
2025	$29,370	$29,474

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.32%	14.51%	11.38%
ETF Shares Market Price	22.37%	14.50%	11.38%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$73,542
Number of Portfolio Holdings	9,969
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$3,740

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.4%
Asia	17.2%
Europe	13.8%
North America	65.8%
Oceania	1.7%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3141

Vanguard Total World Stock Index Fund

Admiral™ Shares (VTWAX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Technology, by far the largest sector by weight in the benchmark index, was the top contributor to the index’s return, followed by financials.

  Nearly all regions posted robust gains. North America, which accounted for almost two-thirds of the benchmark index by weight, contributed most. For U.S.-based investors, the weakening of the U.S. dollar relative to major European currencies helped boost returns from European stocks.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 7, 2019, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	FTSE Global All Cap Index
2/7/19	$10,000	$10,000
4/30/19	$10,777	$10,754
7/31/19	$10,780	$10,808
10/31/19	$11,073	$11,071
1/31/20	$11,574	$11,605
4/30/20	$10,134	$10,150
7/31/20	$11,542	$11,532
10/31/20	$11,607	$11,591
1/31/21	$13,662	$13,670
4/30/21	$15,021	$15,034
7/31/21	$15,524	$15,527
10/31/21	$16,015	$16,025
1/31/22	$15,457	$15,404
4/30/22	$14,082	$14,156
7/31/22	$13,886	$13,879
10/31/22	$12,823	$12,842
1/31/23	$14,292	$14,284
4/30/23	$14,425	$14,435
7/31/23	$15,640	$15,676
10/31/23	$14,126	$14,135
1/31/24	$16,197	$16,289
4/30/24	$16,840	$16,932
7/31/24	$18,253	$18,308
10/31/24	$18,658	$18,745
1/31/25	$19,471	$19,583
4/30/25	$18,810	$18,886
7/31/25	$21,015	$21,151
10/31/25	$22,816	$22,923

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	22.28%	14.47%	13.04%
FTSE Global All Cap Index	22.29%	14.61%	13.12%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$73,542
Number of Portfolio Holdings	9,969
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$3,740

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.4%
Asia	17.2%
Europe	13.8%
North America	65.8%
Oceania	1.7%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR5028

Vanguard Total World Stock Index Fund

Institutional Shares (VTWIX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total World Stock Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Technology, by far the largest sector by weight in the benchmark index, was the top contributor to the index’s return, followed by financials.

  Nearly all regions posted robust gains. North America, which accounted for almost two-thirds of the benchmark index by weight, contributed most. For U.S.-based investors, the weakening of the U.S. dollar relative to major European currencies helped boost returns from European stocks.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	FTSE Global All Cap Index
2015	$5,000,000	$5,000,000
2016	$4,605,138	$4,576,983
2016	$4,970,470	$4,979,040
2016	$5,185,518	$5,180,723
2016	$5,143,922	$5,137,176
2017	$5,463,032	$5,454,073
2017	$5,775,667	$5,766,168
2017	$6,087,640	$6,077,069
2017	$6,371,147	$6,358,550
2018	$6,955,079	$6,952,171
2018	$6,594,713	$6,602,536
2018	$6,780,999	$6,774,806
2018	$6,318,898	$6,319,379
2019	$6,441,311	$6,435,811
2019	$6,922,882	$6,913,342
2019	$6,924,398	$6,948,354
2019	$7,113,386	$7,117,444
2020	$7,436,703	$7,460,733
2020	$6,511,562	$6,525,289
2020	$7,417,043	$7,413,448
2020	$7,460,029	$7,451,307
2021	$8,779,243	$8,788,100
2021	$9,654,163	$9,665,136
2021	$9,978,297	$9,981,705
2021	$10,292,703	$10,301,999
2022	$9,935,192	$9,902,966
2022	$9,052,636	$9,100,824
2022	$8,927,062	$8,922,203
2022	$8,243,134	$8,255,902
2023	$9,187,557	$9,182,661
2023	$9,272,733	$9,279,776
2023	$10,056,949	$10,077,518
2023	$9,083,774	$9,087,053
2024	$10,415,806	$10,471,716
2024	$10,828,569	$10,885,177
2024	$11,738,215	$11,770,105
2024	$12,000,473	$12,050,630
2025	$12,523,401	$12,589,456
2025	$12,099,172	$12,141,184
2025	$13,517,184	$13,597,603
2025	$14,677,946	$14,736,982

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	22.31%	14.49%	11.37%
FTSE Global All Cap Index	22.29%	14.61%	11.42%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$73,542
Number of Portfolio Holdings	9,969
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$3,740

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.4%
Asia	17.2%
Europe	13.8%
North America	65.8%
Oceania	1.7%
South America	0.5%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR826

Vanguard FTSE All-World ex-US Small-Cap Index Fund

ETF Shares (VSS) NYSE Arca

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up more than 30% of the index, contributed most to returns, followed by North American and emerging markets stocks.

  All 11 industry sectors posted positive returns, most in double digits. Industrials, financials, and basic materials contributed most to index returns. Consumer staples, telecommunications, and health care contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2015	$10,000	$10,000	$10,000
2016	$9,262	$9,146	$8,993
2016	$10,250	$10,253	$9,890
2016	$10,520	$10,460	$10,070
2016	$10,411	$10,340	$10,092
2017	$10,755	$10,672	$10,466
2017	$11,543	$11,446	$11,159
2017	$12,366	$12,244	$11,945
2017	$12,927	$12,803	$12,466
2018	$14,093	$13,980	$13,583
2018	$13,494	$13,417	$12,943
2018	$13,206	$13,067	$12,691
2018	$11,522	$11,409	$11,432
2019	$11,834	$11,691	$11,828
2019	$12,392	$12,224	$12,440
2019	$12,085	$12,035	$12,331
2019	$12,476	$12,336	$12,711
2020	$12,843	$12,756	$13,030
2020	$10,580	$10,495	$11,013
2020	$12,289	$12,112	$12,456
2020	$12,374	$12,175	$12,444
2021	$14,831	$14,667	$14,935
2021	$16,377	$16,193	$15,971
2021	$16,863	$16,636	$16,144
2021	$16,996	$16,762	$16,296
2022	$15,869	$15,520	$15,586
2022	$14,501	$14,434	$14,410
2022	$13,772	$13,507	$13,685
2022	$12,148	$11,977	$12,279
2023	$14,384	$14,113	$14,688
2023	$14,246	$13,999	$14,739
2023	$15,010	$14,796	$15,481
2023	$13,189	$12,946	$13,744
2024	$14,841	$14,750	$15,586
2024	$15,273	$15,163	$16,177
2024	$16,220	$16,007	$17,026
2024	$16,170	$16,009	$17,104
2025	$15,854	$15,732	$17,222
2025	$16,578	$16,358	$18,031
2025	$18,534	$18,414	$19,547
2025	$19,863	$19,619	$21,307

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.84%	9.93%	7.10%
ETF Shares Market Price	22.53%	9.93%	7.07%
FTSE Global Small-Cap ex US Index	22.55%	10.01%	6.97%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,862
Number of Portfolio Holdings	4,879
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$686

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	48.1%
Europe	33.7%
North America	9.1%
Oceania	5.7%
South America	1.5%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3184

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Admiral™ Shares (VFSAX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$18	0.16%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up more than 30% of the index, contributed most to returns, followed by North American and emerging markets stocks.

  All 11 industry sectors posted positive returns, most in double digits. Industrials, financials, and basic materials contributed most to index returns. Consumer staples, telecommunications, and health care contributed least.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 7, 2019, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2/7/19	$10,000	$10,000	$10,000
4/30/19	$10,543	$10,494	$10,573
7/31/19	$10,278	$10,332	$10,480
10/31/19	$10,608	$10,590	$10,803
1/31/20	$10,918	$10,950	$11,075
4/30/20	$8,996	$9,010	$9,360
7/31/20	$10,447	$10,398	$10,587
10/31/20	$10,519	$10,452	$10,576
1/31/21	$12,603	$12,591	$12,693
4/30/21	$13,913	$13,902	$13,574
7/31/21	$14,324	$14,282	$13,721
10/31/21	$14,434	$14,390	$13,850
1/31/22	$13,472	$13,324	$13,247
4/30/22	$12,308	$12,391	$12,247
7/31/22	$11,685	$11,595	$11,631
10/31/22	$10,304	$10,282	$10,436
1/31/23	$12,199	$12,116	$12,484
4/30/23	$12,080	$12,018	$12,526
7/31/23	$12,727	$12,702	$13,157
10/31/23	$11,178	$11,114	$11,681
1/31/24	$12,578	$12,662	$13,247
4/30/24	$12,939	$13,017	$13,749
7/31/24	$13,739	$13,742	$14,470
10/31/24	$13,692	$13,743	$14,537
1/31/25	$13,423	$13,506	$14,637
4/30/25	$14,032	$14,043	$15,325
7/31/25	$15,687	$15,807	$16,613
10/31/25	$16,807	$16,843	$18,109

Average Annual Total Returns

	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	22.75%	9.83%	8.02%
FTSE Global Small-Cap ex US Index	22.55%	10.01%	8.06%
FTSE Global All Cap ex US Index	24.57%	11.36%	9.23%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,862
Number of Portfolio Holdings	4,879
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$686

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	48.1%
Europe	33.7%
North America	9.1%
Oceania	5.7%
South America	1.5%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2284

Vanguard FTSE All-World ex-US Small-Cap Index Fund

Institutional Shares (VFSNX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard FTSE All-World ex-US Small-Cap Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$11	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark, owing in part to differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This practice is called fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  By region, European shares, which made up more than 30% of the index, contributed most to returns, followed by North American and emerging markets stocks.

  All 11 industry sectors posted positive returns, most in double digits. Industrials, financials, and basic materials contributed most to index returns. Consumer staples, telecommunications, and health care contributed least.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	FTSE Global Small-Cap ex US Index	FTSE Global All Cap ex US Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,631,745	$4,573,008	$4,496,432
2016	$5,125,827	$5,126,332	$4,944,764
2016	$5,260,772	$5,229,896	$5,034,773
2016	$5,205,517	$5,170,026	$5,046,235
2017	$5,377,770	$5,336,244	$5,233,093
2017	$5,771,518	$5,723,091	$5,579,433
2017	$6,183,400	$6,121,881	$5,972,302
2017	$6,464,102	$6,401,561	$6,232,942
2018	$7,047,948	$6,989,827	$6,791,258
2018	$6,748,277	$6,708,394	$6,471,638
2018	$6,604,697	$6,533,306	$6,345,480
2018	$5,762,607	$5,704,400	$5,716,204
2019	$5,918,583	$5,845,625	$5,914,126
2019	$6,197,547	$6,111,780	$6,220,228
2019	$6,043,928	$6,017,711	$6,165,333
2019	$6,238,630	$6,167,828	$6,355,519
2020	$6,423,181	$6,377,887	$6,515,239
2020	$5,291,434	$5,247,506	$5,506,501
2020	$6,145,429	$6,056,113	$6,228,186
2020	$6,188,359	$6,087,339	$6,221,966
2021	$7,415,967	$7,333,660	$7,467,533
2021	$8,189,345	$8,096,704	$7,985,553
2021	$8,431,464	$8,318,091	$8,071,882
2021	$8,495,895	$8,380,932	$8,148,100
2022	$7,931,662	$7,760,072	$7,793,016
2022	$7,247,392	$7,217,037	$7,205,151
2022	$6,882,233	$6,753,421	$6,842,722
2022	$6,070,322	$5,988,401	$6,139,711
2023	$7,186,789	$7,056,481	$7,344,226
2023	$7,117,067	$6,999,528	$7,369,260
2023	$7,498,155	$7,398,084	$7,740,350
2023	$6,587,289	$6,472,967	$6,872,055
2024	$7,411,616	$7,374,984	$7,793,141
2024	$7,626,854	$7,581,334	$8,088,462
2024	$8,099,191	$8,003,646	$8,512,908
2024	$8,072,943	$8,004,477	$8,552,157
2025	$7,914,258	$7,866,147	$8,610,996
2025	$8,275,566	$8,179,094	$9,015,672
2025	$9,251,055	$9,206,785	$9,773,650
2025	$9,913,760	$9,809,688	$10,653,640

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	22.80%	9.88%	7.08%
FTSE Global Small-Cap ex US Index	22.55%	10.01%	6.97%
FTSE Global All Cap ex US Index	24.57%	11.36%	7.86%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$11,862
Number of Portfolio Holdings	4,879
Portfolio Turnover Rate	27%
Total Investment Advisory Fees (in thousands)	$686

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	1.1%
Asia	48.1%
Europe	33.7%
North America	9.1%
Oceania	5.7%
South America	1.5%
Other Assets and Liabilities—Net	0.8%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR884

Vanguard Global ex-U.S. Real Estate Index Fund

ETF Shares (VNQI) Nasdaq

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark. This was because of factors including the reclaiming of foreign dividend withholding taxes, as well as differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This calculation of the net asset value is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Real estate management and development companies, which made up more than half the index, were the greatest contributors to index returns. Diversified and retail real estate investment trusts followed. By region, Pacific stocks contributed most to returns.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000	$10,000
2016	$9,232	$9,098	$8,955
2016	$10,368	$10,383	$9,825
2016	$10,800	$10,721	$9,982
2016	$10,292	$10,208	$10,022
2017	$10,178	$10,103	$10,397
2017	$10,844	$10,735	$11,062
2017	$11,709	$11,567	$11,879
2017	$11,953	$11,799	$12,392
2018	$13,223	$13,054	$13,483
2018	$12,708	$12,574	$12,822
2018	$12,356	$12,158	$12,584
2018	$11,185	$10,998	$11,370
2019	$12,448	$12,238	$11,786
2019	$12,645	$12,413	$12,408
2019	$12,659	$12,526	$12,298
2019	$13,363	$13,142	$12,652
2020	$13,480	$13,313	$12,958
2020	$10,561	$10,407	$10,979
2020	$11,133	$10,906	$12,379
2020	$10,996	$10,732	$12,321
2021	$12,536	$12,298	$14,766
2021	$13,510	$13,212	$15,698
2021	$13,763	$13,438	$15,819
2021	$13,686	$13,324	$15,976
2022	$13,232	$12,814	$15,302
2022	$12,311	$12,066	$14,079
2022	$11,566	$11,198	$13,404
2022	$9,423	$9,145	$12,025
2023	$11,146	$10,777	$14,427
2023	$10,648	$10,271	$14,509
2023	$10,701	$10,344	$15,202
2023	$9,443	$9,081	$13,477
2024	$10,716	$10,440	$15,275
2024	$10,737	$10,437	$15,861
2024	$11,239	$10,842	$16,684
2024	$11,481	$11,090	$16,757
2025	$11,065	$10,707	$16,938
2025	$11,886	$11,431	$17,753
2025	$12,505	$12,081	$19,141
2025	$13,033	$12,524	$20,934

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	13.52%	3.46%	2.68%
ETF Shares Market Price	13.59%	3.49%	2.69%
S&P Global ex-U.S. Property Index	12.93%	3.14%	2.28%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,866
Number of Portfolio Holdings	739
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$228

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	2.0%
Asia	58.1%
Europe	23.3%
North America	3.2%
Oceania	11.8%
South America	0.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3358

Vanguard Global ex-U.S. Real Estate Index Fund

Admiral™ Shares (VGRLX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.12%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark. This was because of factors including the reclaiming of foreign dividend withholding taxes, as well as differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This calculation of the net asset value is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Real estate management and development companies, which made up more than half the index, were the greatest contributors to index returns. Diversified and retail real estate investment trusts followed. By region, Pacific stocks contributed most to returns.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2015	$10,000	$10,000	$10,000
2016	$9,236	$9,098	$8,955
2016	$10,368	$10,383	$9,825
2016	$10,800	$10,721	$9,982
2016	$10,291	$10,208	$10,022
2017	$10,178	$10,103	$10,397
2017	$10,845	$10,735	$11,062
2017	$11,709	$11,567	$11,879
2017	$11,953	$11,799	$12,392
2018	$13,223	$13,054	$13,483
2018	$12,709	$12,574	$12,822
2018	$12,357	$12,158	$12,584
2018	$11,184	$10,998	$11,370
2019	$12,447	$12,238	$11,786
2019	$12,643	$12,413	$12,408
2019	$12,656	$12,526	$12,298
2019	$13,361	$13,142	$12,652
2020	$13,478	$13,313	$12,958
2020	$10,559	$10,407	$10,979
2020	$11,130	$10,906	$12,379
2020	$10,995	$10,732	$12,321
2021	$12,530	$12,298	$14,766
2021	$13,511	$13,212	$15,698
2021	$13,764	$13,438	$15,819
2021	$13,687	$13,324	$15,976
2022	$13,239	$12,814	$15,302
2022	$12,317	$12,066	$14,079
2022	$11,549	$11,198	$13,404
2022	$9,412	$9,145	$12,025
2023	$11,139	$10,777	$14,427
2023	$10,627	$10,271	$14,509
2023	$10,677	$10,344	$15,202
2023	$9,423	$9,081	$13,477
2024	$10,688	$10,440	$15,275
2024	$10,714	$10,437	$15,861
2024	$11,211	$10,842	$16,684
2024	$11,453	$11,090	$16,757
2025	$11,042	$10,707	$16,938
2025	$11,856	$11,431	$17,753
2025	$12,479	$12,081	$19,141
2025	$12,980	$12,524	$20,934

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral SharesFootnote Reference1	12.97%	3.37%	2.64%
S&P Global ex-U.S. Property Index	12.93%	3.14%	2.28%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,866
Number of Portfolio Holdings	739
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$228

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	2.0%
Asia	58.1%
Europe	23.3%
North America	3.2%
Oceania	11.8%
South America	0.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1758

Vanguard Global ex-U.S. Real Estate Index Fund

Institutional Shares (VGRNX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Global ex-U.S. Real Estate Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$12	0.11%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund returned more than its benchmark. This was because of factors including the reclaiming of foreign dividend withholding taxes, as well as differences in the price of securities used by the Fund to calculate its net asset value and the quoted published prices for the same securities. This calculation of the net asset value is known as fair-value pricing.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was, at times, tempered by market concerns about interest rates, stretched equity valuations, and U.S. trade policy announcements. Short-term interest rates generally fell during the 12-month period, with the Federal Reserve and the Bank of England each making four rate cuts and the European Central Bank making five.

  Real estate management and development companies, which made up more than half the index, were the greatest contributors to index returns. Diversified and retail real estate investment trusts followed. By region, Pacific stocks contributed most to returns.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	S&P Global ex-U.S. Property Index	MSCI All Country World Index ex USA Net
2015	$5,000,000	$5,000,000	$5,000,000
2016	$4,617,066	$4,548,876	$4,477,732
2016	$5,184,806	$5,191,734	$4,912,451
2016	$5,400,908	$5,360,412	$4,990,826
2016	$5,146,368	$5,104,081	$5,011,220
2017	$5,089,374	$5,051,557	$5,198,374
2017	$5,423,662	$5,367,460	$5,531,083
2017	$5,855,739	$5,783,357	$5,939,429
2017	$5,978,482	$5,899,499	$6,195,754
2018	$6,613,806	$6,527,154	$6,741,345
2018	$6,356,256	$6,286,879	$6,410,928
2018	$6,181,146	$6,078,792	$6,292,158
2018	$5,594,647	$5,499,176	$5,685,167
2019	$6,225,508	$6,119,121	$5,893,216
2019	$6,325,365	$6,206,604	$6,203,825
2019	$6,331,928	$6,262,862	$6,149,032
2019	$6,683,540	$6,571,186	$6,325,755
2020	$6,742,946	$6,656,677	$6,479,018
2020	$5,282,477	$5,203,421	$5,489,624
2020	$5,568,548	$5,452,952	$6,189,662
2020	$5,500,215	$5,365,863	$6,160,597
2021	$6,269,544	$6,148,977	$7,383,076
2021	$6,757,708	$6,606,172	$7,848,869
2021	$6,866,778	$6,718,881	$7,909,403
2021	$6,827,355	$6,661,860	$7,987,900
2022	$6,604,608	$6,407,050	$7,650,750
2022	$6,144,936	$6,032,910	$7,039,608
2022	$5,772,968	$5,599,129	$6,702,033
2022	$4,703,715	$4,572,611	$6,012,740
2023	$5,564,181	$5,388,265	$7,213,436
2023	$5,314,563	$5,135,413	$7,254,255
2023	$5,342,090	$5,172,231	$7,601,124
2023	$4,713,351	$4,540,332	$6,738,591
2024	$5,348,123	$5,220,130	$7,637,573
2024	$5,359,168	$5,218,559	$7,930,711
2024	$5,609,293	$5,420,855	$8,341,950
2024	$5,731,432	$5,544,804	$8,378,261
2025	$5,524,000	$5,353,357	$8,469,138
2025	$5,932,831	$5,715,398	$8,876,500
2025	$6,242,531	$6,040,490	$9,570,617
2025	$6,495,454	$6,261,890	$10,466,837

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional SharesFootnote Reference1	12.97%	3.37%	2.65%
S&P Global ex-U.S. Property Index	12.93%	3.14%	2.28%
MSCI All Country World Index ex USA Net	24.93%	11.18%	7.67%
Footnote	Description
Footnote[1]	Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases and redemptions of fund shares.

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$3,866
Number of Portfolio Holdings	739
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$228

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	2.0%
Asia	58.1%
Europe	23.3%
North America	3.2%
Oceania	11.8%
South America	0.7%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1858

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$313,000	$485,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$313,000	$485,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard International Stock Index Funds
Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Contents
European Stock Index Fund	1
Pacific Stock Index Fund	35
Report of Independent Registered Public Accounting Firm	82
Tax information	83

European Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Austria (0.6%)
	Erste Group Bank AG	692,854	71,772
[1]	BAWAG Group AG	192,814	24,918
	OMV AG	352,303	19,287
[2]	Verbund AG	162,403	12,534
	ANDRITZ AG	159,443	12,055
	Raiffeisen Bank International AG	312,514	11,650
	voestalpine AG	294,230	10,476
	Wienerberger AG	259,556	7,705
	Vienna Insurance Group AG Wiener Versicherung Gruppe	87,223	4,474
	DO & Co. AG	18,595	4,436
	UNIQA Insurance Group AG	269,996	3,967
	Strabag SE	42,974	3,362
[2]	Oesterreichische Post AG	79,818	2,759
	EVN AG	89,907	2,624
*,2	AT&S Austria Technologie & Systemtechnik AG	61,042	2,266
	CA Immobilien Anlagen AG	73,494	2,043
	Telekom Austria AG	187,088	1,990
*	CPI Europe AG	79,831	1,556
*,2	Lenzing AG	45,580	1,363
	Porr AG	42,560	1,351
	Palfinger AG	32,733	1,226
[2]	SBO AG	24,808	822
	Agrana Beteiligungs AG	27,514	382
			205,018
Belgium (1.8%)
	Anheuser-Busch InBev SA NV	2,348,443	143,201
*	Argenx SE	150,482	123,165
	UCB SA	295,097	75,882
	KBC Group NV	558,056	67,139
	Ageas SA	441,321	29,206
	Groupe Bruxelles Lambert NV	193,881	17,040
	Syensqo SA	172,749	14,260
	Ackermans & van Haaren NV	52,425	13,056
	Elia Group SA	108,054	13,024
	Financiere de Tubize SA	47,403	11,576
	Warehouses De Pauw CVA	455,339	11,563
	Sofina SA	37,737	10,372
	D'ieteren Group	50,505	9,226
	Umicore SA	461,139	8,781
	Lotus Bakeries NV	991	8,646
	Aedifica SA	116,565	8,513
	Cofinimmo SA	93,211	7,960
	KBC Ancora	93,133	7,328
	Solvay SA	178,080	5,466
	Azelis Group NV	429,544	5,079
	Montea NV	50,816	4,104
	VGP NV	32,505	3,755
	Fagron	151,271	3,595
	Melexis NV	49,692	3,576
	Bekaert SA	79,490	3,321
	Gimv NV	60,473	3,265
	Xior Student Housing NV	90,099	2,940
	Shurgard Self Storage Ltd. (XBRU)	77,687	2,844
	Proximus SADP	309,337	2,657
	CMB Tech NV	279,386	2,655
	Colruyt Group NV	66,320	2,477
	Deme Group NV	16,007	2,418
	Retail Estates NV	28,325	2,054
	Barco NV	142,311	2,030
1

European Stock Index Fund
		Shares	Market Value• ($000)
	Tessenderlo Group SA	46,817	1,414
	Kinepolis Group NV	34,350	1,178
*,2	Ontex Group NV	142,070	1,039
	Vastned NV	25,253	868
*	bpost SA	245,922	597
			637,270
Denmark (2.9%)
	Novo Nordisk A/S Class B	7,864,974	387,206
	DSV A/S	470,552	100,420
	Danske Bank A/S	1,591,229	71,117
	Novonesis (Novozymes) B Class B	856,926	51,210
	Vestas Wind Systems A/S	2,484,638	50,816
*	Genmab A/S	151,878	43,320
	Coloplast A/S Class B	330,474	29,890
	Carlsberg A/S Class B	226,586	26,642
	Pandora A/S	188,812	25,265
*,1,2	Orsted A/S	1,135,768	20,341
	AP Moller - Maersk A/S Class B	9,614	19,766
	Tryg A/S	753,262	18,567
*	NKT A/S	132,603	14,844
	Ringkjoebing Landbobank A/S	61,322	13,868
*	Zealand Pharma A/S	173,401	13,729
[2]	AP Moller - Maersk A/S Class A	6,476	13,348
	Jyske Bank A/S (Registered)	105,866	12,443
	ISS A/S	361,060	11,380
*	ALK-Abello A/S	324,365	10,700
	Sydbank A/S	124,473	10,626
	Royal Unibrew A/S	122,601	9,266
	FLSmidth & Co. A/S	118,709	9,245
*,2	Bavarian Nordic A/S	191,088	7,060
*	Demant A/S	206,929	6,885
	ROCKWOOL A/S Class B	197,040	6,752
*,2	GN Store Nord A/S	324,154	5,676
	Ambu A/S Class B	333,980	5,195
*,1	Netcompany Group A/S	103,349	5,164
	Chemometec A/S	41,416	5,061
	Alm Brand A/S	1,783,165	5,018
	Per Aarsleff Holding A/S	42,506	4,827
	H Lundbeck A/S	581,141	4,238
[2]	TORM plc Class A	138,743	2,993
	Schouw & Co. A/S	29,620	2,723
	D/S Norden A/S	45,067	1,801
[1]	Scandinavian Tobacco Group A/S	122,994	1,631
	UIE plc	30,082	1,462
*	NTG Nordic Transport Group A/S	39,797	1,123
	H Lundbeck A/S Class A	196,499	1,110
*	Dfds A/S	69,117	975
[2]	Gubra A/S	12,531	831
			1,034,534
Finland (1.8%)
	Nordea Bank Abp	5,654,691	96,625
	Nokia OYJ	12,367,188	84,360
	Sampo OYJ Class A (XHEL)	5,342,028	59,544
	Kone OYJ Class B	769,814	51,434
	Nordea Bank Abp (XHEL)	2,458,111	42,050
	Wartsila OYJ Abp	1,119,175	36,616
	UPM-Kymmene OYJ	1,276,178	34,243
	Metso OYJ	1,699,616	27,872
	Fortum OYJ	1,035,166	23,084
	Neste OYJ	1,009,945	20,927
	Orion OYJ Class B	258,332	18,040
	Stora Enso OYJ Class R	1,431,542	16,669
	Konecranes OYJ	159,192	15,713
	Elisa OYJ	344,075	15,161
	Kesko OYJ Class B	647,269	13,654
	Valmet OYJ	349,132	11,360
	Mandatum OYJ	1,044,228	7,490
	Huhtamaki OYJ	213,021	7,159
	Kemira OYJ	276,784	6,092
2

European Stock Index Fund
		Shares	Market Value• ($000)
	Sampo OYJ Class A	534,099	5,943
	Hiab OYJ	88,465	4,899
*	Kojamo OYJ	373,578	4,527
	TietoEVRY OYJ (XHEL)	206,341	4,429
	Kalmar OYJ Class B	89,317	3,700
	Outokumpu OYJ	811,914	3,492
[2]	Nokian Renkaat OYJ	302,600	3,052
[1]	Terveystalo OYJ	183,871	1,978
	Sanoma OYJ	159,616	1,951
*	QT Group OYJ	43,555	1,785
	Revenio Group OYJ	52,938	1,478
	Metsa Board OYJ Class B	365,422	1,240
	Tokmanni Group Corp.	114,721	1,134
*	YIT OYJ	321,990	1,088
	TietoEVRY OYJ	38,768	826
	Finnair OYJ	207,677	682
	Citycon OYJ	198,796	675
			630,972
France (15.5%)
	LVMH Moet Hennessy Louis Vuitton SE	629,502	444,946
	Schneider Electric SE	1,337,764	381,169
	Airbus SE	1,442,348	355,641
	Safran SA	858,039	304,877
	TotalEnergies SE	4,588,351	286,474
	Sanofi SA	2,648,334	267,913
	EssilorLuxottica SA	711,379	260,520
	Hermes International SCA	83,998	207,850
	BNP Paribas SA	2,470,011	191,322
	AXA SA	4,293,660	186,295
	Vinci SA	1,231,770	164,708
*	Air Liquide SA Loyalty Shares	837,654	162,119
	Danone SA	1,563,147	138,052
*	L'Oreal SA Loyalty Shares	303,570	126,683
	Air Liquide SA (XPAR)	584,444	113,113
	Societe Generale SA	1,769,929	112,250
	L'Oreal SA (XPAR)	261,770	109,240
	Cie de Saint-Gobain SA	1,115,413	108,264
	Legrand SA	602,366	104,021
	Orange SA	5,138,847	82,203
	Thales SA	220,327	62,827
	Kering SA	173,039	61,449
	Capgemini SE	380,276	58,504
	Publicis Groupe SA	561,567	56,285
*	Engie SA Loyalty Shares	2,342,346	54,841
	Cie Generale des Etablissements Michelin SCA	1,639,042	52,360
	Veolia Environnement SA	1,487,397	49,154
	Dassault Systemes SE	1,630,513	46,401
	Pernod Ricard SA	471,044	46,134
	Engie SA (XPAR)	1,896,731	44,408
	Credit Agricole SA	2,287,857	41,299
	STMicroelectronics NV	1,586,907	38,968
[1]	Euronext NV	214,197	30,611
	Bureau Veritas SA	855,323	28,108
	Accor SA	543,275	27,638
*	Unibail-Rodamco-Westfield	252,221	26,080
	Carrefour SA	1,569,320	23,635
	Eiffage SA	178,945	22,019
	Bouygues SA	461,635	20,837
*	Alstom SA	831,082	20,783
	Klepierre SA	513,226	19,614
	Eurofins Scientific SE	277,773	19,591
	Rexel SA	548,954	19,035
	SPIE SA	358,569	18,248
	Renault SA	468,660	18,212
	Gaztransport Et Technigaz SA	90,453	17,912
	Edenred SE	589,610	16,948
	Sartorius Stedim Biotech	68,691	16,429
	Getlink SE	842,090	15,371
	Technip Energies NV	367,837	14,947
3

European Stock Index Fund
		Shares	Market Value• ($000)
	Dassault Aviation SA	43,299	13,953
	BioMerieux	107,997	13,905
	Nexans SA	93,880	13,219
	Aeroports de Paris SA	96,341	13,216
	SCOR SE	428,329	12,966
	Elis SA	443,113	12,340
	Ipsen SA	86,402	12,142
	Gecina SA	126,112	11,720
[1]	Amundi SA	143,183	10,615
[1]	Ayvens SA	724,669	9,668
	Bollore SE	1,698,079	9,456
[2]	Teleperformance SE	131,142	9,365
	Arkema SA	143,025	8,490
	Covivio SA	132,106	8,476
	FDJ UNITED	274,340	7,993
	Vallourec SACA	401,573	7,487
	Valeo SE	511,797	7,076
	SES SA	897,117	6,874
	Rubis SCA	179,356	6,513
*	Sodexo SA ACT Loyalty Shares	107,447	5,949
	Alten SA	70,952	5,843
*	Vivendi SE	1,612,345	5,808
	VusionGroup	20,802	5,782
	Wendel SE	60,313	5,661
	Sopra Steria Group	33,854	5,269
	Exosens SAS	82,301	4,623
	Coface SA	255,952	4,508
*	Eurazeo SE Prime DE Fidelite	64,872	4,422
*	Forvia SE	339,392	4,346
	Virbac SACA	10,294	4,209
	Pluxee NV	203,071	3,923
*	Air France-KLM	292,261	3,896
	Sodexo SA (XPAR)	62,637	3,468
*	ID Logistics Group SACA	7,437	3,378
	Trigano SA	20,204	3,362
*	Emeis SA	197,026	3,253
	IPSOS SA	84,785	3,250
	JCDecaux SE	177,959	3,238
	ARGAN SA	40,317	3,138
*	SOITEC	62,194	2,943
	Vicat SACA	37,672	2,824
*	Carmila SA	153,491	2,798
	Mercialys SA	226,869	2,768
	Remy Cointreau SA	55,141	2,732
	Societe BIC SA	48,417	2,694
	ICADE	109,586	2,670
*	Engie SA Prime de fidelite 2026	112,536	2,635
*	Clariane SE	604,552	2,599
*	Exail Technologies SA	23,598	2,263
	Opmobility	129,220	2,111
*	Ubisoft Entertainment SA	233,857	2,088
*	Viridien	16,528	2,024
	Television Francaise 1 SA	219,527	2,008
	Imerys SA	79,166	1,950
	Eurazeo SE (XPAR)	27,696	1,888
*	SEB SA Loyalty Shares	33,834	1,872
	Altarea SCA	16,398	1,870
	Interparfums SA	56,725	1,866
	Antin Infrastructure Partners SA	137,902	1,736
	SEB SA (XPAR)	30,774	1,703
*	Sodexo Inc.	30,494	1,689
	Metropole Television SA	121,912	1,682
*,1,2	Worldline SA	591,941	1,605
	Derichebourg SA	221,574	1,511
[2]	Eramet SA	20,638	1,413
	Mersen SA	52,901	1,337
*	Nexity SA	119,408	1,250
*	Lisi SA Prime de fidelite	19,914	1,166
*,2	Eutelsat Communications SACA	291,420	1,127
	Quadient SA	65,215	1,122
4

European Stock Index Fund
		Shares	Market Value• ($000)
	Wavestone	18,242	1,086
	Stef SA	7,725	1,078
	Peugeot Invest SA	11,899	1,010
*,1	Elior Group SA	308,384	996
	Planisware SA	42,370	996
[1]	Verallia SA	34,989	913
	LISI SA (XPAR)	14,884	872
*,1,2	X-Fab Silicon Foundries SE	125,794	798
	Beneteau SACA	82,044	791
	Fnac Darty SA	23,570	772
	GL Events SACA	23,714	757
*,2	Voltalia SA (Registered)	90,681	746
*	Forvia SE (XPAR)	55,022	708
	Etablissements Maurel et Prom SA	125,822	701
	Esso SA Francaise	5,085	572
	Lagardere SA	24,767	539
	Equasens	11,740	514
	Manitou BF SA	24,547	493
*	Eurazeo SE	6,056	413
*	OVH Groupe SA	38,546	361
*,1	Aramis Group SAS	36,824	267
			5,456,435
Germany (13.5%)
	SAP SE	2,537,432	659,916
	Siemens AG (Registered)	1,812,270	513,592
	Allianz SE (Registered)	953,247	383,054
	Deutsche Telekom AG (Registered)	8,124,908	251,670
	Rheinmetall AG	111,270	218,733
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	322,710	199,659
*	Siemens Energy AG	1,584,155	197,362
	Deutsche Bank AG (Registered)	4,371,816	156,512
	Infineon Technologies AG	3,209,059	127,377
	Mercedes-Benz Group AG	1,864,881	121,002
	Deutsche Boerse AG	454,003	114,972
	BASF SE	2,204,598	108,779
	Deutsche Post AG	2,338,797	107,459
	E.ON SE	5,475,319	101,876
	RWE AG	1,642,311	80,852
	adidas AG	411,550	77,817
	Bayer AG (Registered)	2,427,396	75,503
	Heidelberg Materials AG	310,885	72,935
	Commerzbank AG	1,848,062	67,386
	Bayerische Motoren Werke AG (XETR)	704,077	65,652
	Fresenius SE & Co. KGaA	1,016,333	58,483
	MTU Aero Engines AG	132,844	58,056
	Vonovia SE	1,729,354	51,977
	Daimler Truck Holding AG	1,254,073	50,267
	Hannover Rueck SE	148,295	42,335
	Merck KGaA	319,435	41,844
[1]	Siemens Healthineers AG	730,501	40,945
*	Covestro AG	419,088	29,271
	Fresenius Medical Care AG	517,750	27,797
	Beiersdorf AG	256,137	27,154
	Symrise AG	327,765	27,106
	GEA Group AG	360,278	25,770
	QIAGEN NV	524,269	24,677
	Continental AG	266,716	20,380
[1]	Scout24 SE	173,396	20,053
	Talanx AG	148,320	18,061
	Henkel AG & Co. KGaA (XTER)	236,140	17,633
	Brenntag SE	302,818	16,818
*,1	Zalando SE	577,428	16,181
	Nemetschek SE	139,941	16,170
	Hensoldt AG	148,859	15,868
	Knorr-Bremse AG	163,540	15,217
	LEG Immobilien SE (XETR)	184,061	14,028
*,1	Delivery Hero SE	543,981	13,817
	RENK Group AG	175,157	13,336
	Deutsche Lufthansa AG (Registered)	1,477,968	12,957
5

European Stock Index Fund
		Shares	Market Value• ($000)
	thyssenkrupp AG	1,211,408	12,695
	CTS Eventim AG & Co. KGaA	141,064	12,638
	KION Group AG	174,078	12,369
	HOCHTIEF AG	36,870	10,583
	Evonik Industries AG	613,935	10,288
*	Auto1 Group SE	286,826	10,080
[2]	Aurubis AG	74,485	9,712
	Bilfinger SE	88,037	9,499
*	TUI AG	1,098,998	9,364
	Rational AG	12,517	9,182
*	Nordex SE	309,652	9,144
	Freenet AG	291,132	9,054
	Bechtle AG	201,209	8,505
	flatexDEGIRO AG	202,415	7,678
*	Fraport AG Frankfurt Airport Services Worldwide	89,459	7,668
	Volkswagen AG	72,111	7,606
	TAG Immobilien AG	411,403	6,830
*	Aroundtown SA	1,746,365	6,241
	United Internet AG (Registered)	198,852	6,139
*	Tkms AG& Co. KGaA	60,602	5,710
*	Aumovio SE	132,720	5,706
	K&S AG (Registered)	435,494	5,673
	Puma SE	253,802	5,397
[2]	Traton SE	154,576	4,965
[1]	DWS Group GmbH & Co. KGaA	75,962	4,863
	LANXESS AG	201,800	4,806
	Krones AG	32,651	4,743
	AIXTRON SE	277,356	4,445
*	IONOS Group SE	122,228	4,341
	Carl Zeiss Meditec AG (Bearer)	85,230	4,323
	HUGO BOSS AG	91,950	4,079
	Schaeffler AG	485,711	3,941
	RTL Group SA	89,082	3,440
[2]	Wacker Chemie AG	42,731	3,370
	Stroeer SE & Co. KGaA	76,176	3,333
	Deutz AG	323,231	3,204
[1]	Befesa SA	93,151	3,085
	Fielmann Group AG	56,330	3,076
*,1,2	Redcare Pharmacy NV	37,252	3,058
	FUCHS SE	85,977	3,050
	Deutsche Wohnen SE	121,216	3,021
	Atoss Software SE	21,948	2,944
*	HelloFresh SE	358,442	2,906
*,2	Evotec SE	352,639	2,872
	Jenoptik AG	126,530	2,858
	Duerr AG	119,727	2,793
	AlzChem Group AG	14,162	2,728
[2]	Gerresheimer AG	85,045	2,707
*,1	TeamViewer SE	343,846	2,531
	Hornbach Holding AG & Co. KGaA	24,676	2,469
*,1	Covestro AG (XTER)	36,129	2,454
[2]	Kontron AG	93,804	2,452
	Sixt SE (XETR)	27,648	2,430
	Vossloh AG	23,771	2,168
	Grand City Properties SA	170,296	2,168
	Eckert & Ziegler SE	106,348	2,078
	Schott Pharma AG & Co. KGaA	84,540	1,898
	KWS Saat SE & Co. KGaA	24,389	1,880
[2]	Salzgitter AG	54,764	1,777
[1]	Deutsche Pfandbriefbank AG	329,333	1,732
*	CECONOMY AG	328,831	1,683
	CANCOM SE	58,880	1,675
	Springer Nature AG & Co. KGaA	66,144	1,650
	Pfeiffer Vacuum Technology AG	8,873	1,595
[2]	Siltronic AG	25,617	1,582
	Stabilus SE	61,663	1,548
*	Hypoport SE	10,268	1,534
[2]	Suedzucker AG	137,865	1,520
	Wacker Neuson SE	68,555	1,493
	Dermapharm Holding SE	36,578	1,440
6

European Stock Index Fund
		Shares	Market Value• ($000)
	Elmos Semiconductor SE	14,777	1,397
	Norma Group SE	75,084	1,218
	1&1 AG	48,601	1,200
*	Douglas AG	82,408	1,181
	Indus Holding AG	45,422	1,176
[2]	PNE AG	88,543	1,094
	GRENKE AG	62,072	1,069
	Adtran Networks SE	41,927	1,044
*	SMA Solar Technology AG	32,894	987
	Nagarro SE	16,578	925
[2]	Secunet Security Networks AG	3,790	871
	Kloeckner & Co. SE	132,478	847
	Adesso SE	7,721	834
	PATRIZIA SE	97,482	816
	ProSiebenSat.1 Media SE	132,945	810
	GFT Technologies SE	39,116	804
	Wuestenrot & Wuerttembergische AG	47,510	774
[2]	Verbio SE	43,359	770
[2]	Deutsche Beteiligungs AG	26,990	739
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	59,223	611
[2]	Energiekontor AG	15,281	596
	Deutsche EuroShop AG	26,795	573
*	SGL Carbon SE	135,564	480
	Takkt AG	51,925	270
			4,767,864
Ireland (0.5%)
	AIB Group plc	5,275,156	48,618
	Bank of Ireland Group plc	2,373,262	38,857
	Kerry Group plc Class A	406,898	37,118
	Kingspan Group plc	378,322	28,328
	Glanbia plc (XDUB)	470,807	7,969
	Ryanair Holdings plc	129,549	3,922
	Cairn Homes plc (XDUB)	1,416,114	3,147
	Dalata Hotel Group plc	369,077	2,738
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			170,697
Italy (5.3%)
	UniCredit SpA	3,847,636	284,905
	Intesa Sanpaolo SpA	38,683,307	249,327
	Enel SpA	19,151,191	193,729
	Ferrari NV	294,182	117,808
	Generali	2,387,959	91,927
	Eni SpA	4,814,440	88,776
	Prysmian SpA	706,596	73,672
	Leonardo SpA	992,472	58,392
	Banco BPM SpA	3,625,548	52,822
[2]	Banca Monte dei Paschi di Siena SpA	5,188,456	45,505
	BPER Banca SpA	3,421,448	40,995
	Stellantis NV	3,612,977	36,743
	Terna - Rete Elettrica Nazionale	3,458,151	35,460
	FinecoBank Banca Fineco SpA	1,508,994	34,526
	Moncler SpA	553,656	33,213
	Snam SpA	5,061,055	31,215
[1]	Poste Italiane SpA	1,119,991	27,003
	Unipol Assicurazioni SpA	928,384	20,325
	Tenaris SA	868,691	17,265
	Stellantis NV (XNYS)	1,684,979	17,059
	Recordati Industria Chimica e Farmaceutica SpA	267,789	15,939
*	Telecom Italia SpA (MTAA)	26,953,723	15,893
	Italgas SpA	1,514,208	15,889
	Lottomatica Group SpA	622,071	15,339
	Buzzi SpA	217,555	13,106
	A2A SpA	3,862,789	11,255
	Banca Mediolanum SpA	527,883	10,613
	Azimut Holding SpA	264,867	10,366
	Iveco Group NV	470,153	9,992
	Davide Campari-Milano NV	1,377,576	9,591
	Interpump Group SpA	179,844	9,282
[1]	Infrastrutture Wireless Italiane SpA	800,230	8,793
7

European Stock Index Fund
		Shares	Market Value• ($000)
	Hera SpA	1,913,554	8,588
	Brunello Cucinelli SpA	83,831	8,496
[2]	Saipem SpA	3,160,406	8,239
[1]	Nexi SpA	1,476,162	7,783
	Banca Generali SpA	136,405	7,725
	Reply SpA	54,861	7,699
[1]	Pirelli & C SpA	915,123	6,424
	De' Longhi SpA	169,293	6,179
*	Fincantieri SpA	228,475	5,878
*,1	BFF Bank SpA	434,642	5,246
	Mediobanca Banca di Credito Finanziario SpA	274,172	5,240
	SOL SpA	88,876	5,204
	Maire SpA	342,332	5,198
	Amplifon SpA	301,733	5,157
[1]	Technogym SpA	275,303	4,987
	DiaSorin SpA	53,331	4,724
	Iren SpA	1,556,849	4,594
	Webuild SpA (MTAA)	1,124,760	4,546
*	Technoprobe SpA	356,592	3,859
	Brembo NV	353,256	3,810
	Banca Popolare di Sondrio SpA	213,445	3,579
	ERG SpA	130,756	3,373
[1]	Enav SpA	619,757	3,238
[1]	Carel Industries SpA	113,052	2,939
	Credito Emiliano SpA	173,787	2,751
	Tamburi Investment Partners SpA	251,895	2,543
	ACEA SpA	104,584	2,537
	MFE-MediaForEurope NV Class A	621,826	2,202
	Banca IFIS SpA	73,445	1,898
	Moltiply Group SpA	33,980	1,847
	Cementir Holding NV	98,577	1,816
	Intercos SpA	130,387	1,777
	Danieli & C Officine Meccaniche SpA (MTAA)	32,535	1,758
	Sesa SpA	17,742	1,651
[1]	RAI Way SpA	218,453	1,497
	Italmobiliare SpA	38,803	1,458
	El.En. SpA	110,185	1,443
[2]	Sanlorenzo SpA	34,496	1,349
*,2	Salvatore Ferragamo SpA	154,364	1,245
[2]	Piaggio & C SpA	414,521	944
	MFE-MediaForEurope NV Class B	186,170	868
*,1	GVS SpA	169,510	841
	Tinexta SpA	48,985	837
*,2	Juventus Football Club SpA	243,576	772
	MARR SpA	71,809	762
	Ariston Holding NV	169,558	705
	Arnoldo Mondadori Editore SpA	274,651	660
[2]	Zignago Vetro SpA	72,598	628
	Rizzoli Corriere Della Sera Mediagroup SpA	429,507	511
[1]	Anima Holding SpA	63,176	447
	Alerion Cleanpower SpA	14,200	338
			1,865,515
Netherlands (7.0%)
	ASML Holding NV	971,533	1,027,211
	Prosus NV	3,152,162	217,872
	ING Groep NV	7,339,335	183,261
*,1	Adyen NV	65,543	112,307
	Koninklijke Ahold Delhaize NV	2,246,853	91,941
	ASM International NV	114,807	74,492
	Wolters Kluwer NV	571,627	70,073
	Universal Music Group NV	2,324,107	62,337
	Heineken NV	683,967	52,961
	Koninklijke Philips NV	1,923,252	52,688
	NN Group NV	638,721	43,711
	Koninklijke KPN NV	9,319,817	43,127
	ArcelorMittal SA	1,043,512	39,837
[1]	ABN AMRO Bank NV	1,264,904	37,794
	DSM-Firmenich AG	448,800	36,581
	BE Semiconductor Industries NV	174,330	29,723
8

European Stock Index Fund
		Shares	Market Value• ($000)
	Akzo Nobel NV	415,218	27,440
	ASR Nederland NV	385,290	25,714
	Aegon Ltd.	3,207,474	24,443
	EXOR NV	237,176	20,554
	Heineken Holding NV	279,986	18,908
	IMCD NV	143,283	14,847
	JDE Peet's NV	383,062	13,941
	Randstad NV	265,466	10,404
[1]	CVC Capital Partners plc	522,630	8,729
	SBM Offshore NV	324,813	8,399
	Arcadis NV	168,469	8,045
*	InPost SA	626,597	7,893
	Aalberts NV	238,324	7,550
[1]	Signify NV	305,841	7,321
	Allfunds Group plc	898,348	6,829
[1]	CTP NV	314,129	6,550
	Koninklijke Vopak NV	139,961	6,343
	Koninklijke BAM Groep NV	627,626	5,826
	Van Lanschot Kempen NV	77,909	4,555
	Koninklijke Heijmans NV	57,870	4,100
	TKH Group NV	87,422	3,865
*,2	Galapagos NV	120,775	3,845
*,1,2	Basic-Fit NV	125,858	3,736
	APERAM SA	105,201	3,666
	Eurocommercial Properties NV	103,484	3,090
	Corbion NV	141,535	2,881
	Havas NV	1,562,446	2,727
	Fugro NV	260,266	2,658
*	Flow Traders Ltd.	81,017	2,228
[2]	Theon International plc	57,422	2,024
	Wereldhave NV	92,963	1,974
*	OCI NV	240,654	944
[2]	PostNL NV	835,760	925
	NSI NV	38,249	901
*	TomTom NV	132,954	801
	Sligro Food Group NV	55,657	598
[2]	Brunel International NV	48,657	434
			2,451,604
Norway (1.2%)
	DNB Bank ASA	2,007,528	51,243
	Equinor ASA	1,679,713	40,231
	Kongsberg Gruppen ASA	1,014,580	25,865
	Mowi ASA	1,069,154	23,503
	Telenor ASA	1,554,177	23,113
	Norsk Hydro ASA	3,186,734	21,544
	Aker BP ASA	757,636	19,636
	Orkla ASA	1,637,144	16,627
	Storebrand ASA	1,012,969	15,698
	Yara International ASA	401,908	14,642
	Vend Marketplaces ASA Class B	358,635	12,329
	Gjensidige Forsikring ASA	454,845	12,241
	Subsea 7 SA	554,757	10,132
	Salmar ASA	167,064	9,381
	SpareBank 1 Sor-Norge ASA	504,274	8,680
[2]	Frontline plc	352,529	8,625
	TOMRA Systems ASA	573,095	6,996
	Protector Forsikring ASA	149,443	6,732
	Var Energi ASA	1,837,005	6,172
	Sparebanken Norge	347,012	6,047
*	Nordic Semiconductor ASA	401,065	5,801
	Bakkafrost P/F	123,143	5,654
	SpareBank 1 SMN	305,457	5,618
	Borregaard ASA	230,155	4,359
	DOF Group ASA	474,905	4,257
	TGS ASA	478,402	4,128
	Hafnia Ltd.	647,717	4,035
	Veidekke ASA	259,492	4,018
	Aker ASA Class A	50,415	3,917
[1]	Europris ASA	378,785	3,266
9

European Stock Index Fund
		Shares	Market Value• ($000)
	Leroy Seafood Group ASA	689,538	3,247
*,1	Scatec ASA	302,454	3,190
	Atea ASA	194,196	2,959
[1]	BW LPG Ltd.	217,951	2,886
	DNO ASA	1,944,361	2,655
*,1	AutoStore Holdings Ltd.	2,664,591	2,585
	BLUENORD ASA	55,049	2,514
*	Cadeler A/S	521,286	2,417
	Hoegh Autoliners ASA	253,488	2,271
	Austevoll Seafood ASA	212,469	1,995
	Wallenius Wilhelmsen ASA	249,669	1,953
[1]	Elkem ASA	692,793	1,822
	Wilh Wilhelmsen Holding ASA Class A	36,118	1,820
	Stolt-Nielsen Ltd.	51,242	1,719
	Aker Solutions ASA	623,308	1,713
	MPC Container Ships ASA	849,057	1,486
[1]	Entra ASA	113,534	1,263
	Bonheur ASA	43,080	932
*,2	NEL ASA	3,907,591	852
	BW Offshore Ltd.	197,325	719
*,2	Grieg Seafood ASA	82,353	552
*	BW Energy Ltd.	144,793	552
			426,592
Poland (0.9%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,117,678	43,419
	ORLEN SA	1,436,534	38,936
	Powszechny Zaklad Ubezpieczen SA	1,405,034	22,465
	Bank Polska Kasa Opieki SA	435,224	22,284
*	KGHM Polska Miedz SA	336,414	17,646
*,1	Allegro.eu SA	1,761,609	16,450
	LPP SA	3,149	15,286
*,1	Dino Polska SA	1,187,152	14,180
	Santander Bank Polska SA	95,389	12,562
	CD Projekt SA	173,708	11,935
	Asseco Poland SA	163,534	9,512
*	mBank SA	32,306	8,603
*	Tauron Polska Energia SA	2,594,384	7,023
*	PGE Polska Grupa Energetyczna SA	2,138,983	6,486
*	Bank Millennium SA	1,492,081	6,246
	Alior Bank SA	222,737	6,207
*	Zabka Group SA	1,056,268	6,137
	Grupa Kety SA	24,186	6,087
*	Benefit Systems SA	6,948	5,893
	KRUK SA	43,330	5,326
*,2	CCC SA	127,610	5,223
	Budimex SA	31,245	4,960
	Orange Polska SA	1,579,199	3,849
	Enea SA	623,804	3,499
[1]	XTB SA	185,243	3,495
[2]	Pepco Group NV	390,840	2,944
	Bank Handlowy w Warszawie SA	77,278	2,178
*	Cyfrowy Polsat SA	378,938	1,360
	Warsaw Stock Exchange	65,263	1,080
*,2	Jastrzebska Spolka Weglowa SA	132,336	927
*	Grupa Azoty SA	111,490	565
			312,763
Portugal (0.3%)
	EDP SA	7,351,923	36,548
	Galp Energia SGPS SA	1,017,670	20,446
	Banco Comercial Portugues SA Class R	22,540,383	19,896
	Jeronimo Martins SGPS SA	677,966	17,461
	EDP Renovaveis SA	764,715	11,181
	REN - Redes Energeticas Nacionais SGPS SA	928,374	3,495
	Sonae SGPS SA	1,946,509	3,171
	NOS SGPS SA	445,600	1,931
[2]	Navigator Co. SA	530,214	1,836
	CTT-Correios de Portugal SA	194,177	1,688
[2]	Mota-Engil SGPS SA	190,058	1,315
[2]	Altri SGPS SA	168,786	957
10

European Stock Index Fund
		Shares	Market Value• ($000)
	Corticeira Amorim SGPS SA	96,004	805
	Semapa-Sociedade de Investimento e Gestao	32,828	685
			121,415
Spain (5.4%)
	Banco Santander SA	36,599,388	372,955
	Iberdrola SA (XMAD)	16,457,299	333,528
	Banco Bilbao Vizcaya Argentaria SA	13,984,940	281,742
	Industria de Diseno Textil SA	2,729,482	150,723
	CaixaBank SA	8,862,301	93,672
	Amadeus IT Group SA	1,077,921	82,397
	Ferrovial SE	1,164,524	71,460
	Repsol SA	2,828,992	51,910
	Telefonica SA	10,083,015	51,133
	Banco de Sabadell SA	12,842,385	48,145
[1]	Aena SME SA	1,708,796	46,413
*,1	Cellnex Telecom SA	1,395,834	43,455
	ACS Actividades de Construccion y Servicios SA	440,412	36,162
	Endesa SA	779,367	27,940
	Bankinter SA	1,531,343	23,084
	Redeia Corp. SA	1,000,832	18,017
	Merlin Properties Socimi SA	930,078	14,489
	Acciona SA	58,320	12,909
[2]	Indra Sistemas SA	215,221	11,906
	Mapfre SA	2,261,848	9,989
	Naturgy Energy Group SA	316,453	9,585
	Grifols SA	695,671	9,014
	Enagas SA	533,751	8,470
[1]	Unicaja Banco SA	2,755,066	7,438
	Acerinox SA	575,266	7,408
	Fluidra SA	247,172	7,154
	Viscofan SA	108,339	6,733
	Puig Brands SA Class B	355,606	6,101
	Sacyr SA (XMAD)	1,263,402	5,558
	Colonial SFL Socimi SA	871,793	5,517
	Vidrala SA (XMAD)	52,598	5,010
	Logista Integral SA	145,537	4,850
	CIE Automotive SA	139,574	4,681
*	Tecnicas Reunidas SA	106,976	3,829
	Laboratorios Farmaceuticos Rovi SA	46,822	3,301
*	Solaria Energia y Medio Ambiente SA	189,726	3,281
	Elecnor SA	89,477	2,919
[2]	Corp. ACCIONA Energias Renovables SA	103,388	2,844
	Almirall SA	188,016	2,706
	Construcciones y Auxiliar de Ferrocarriles SA	42,638	2,692
*	Pharma Mar SA	30,450	2,574
	Ebro Foods SA	116,769	2,380
[1]	Neinor Homes SA	118,558	2,357
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,733,435	2,297
	Melia Hotels International SA	259,306	2,146
*	Grenergy Renovables SA	19,861	1,712
[1]	Gestamp Automocion SA	345,032	1,335
	Atresmedia Corp. de Medios de Comunicacion SA	219,041	1,326
*	HBX Group International plc	152,605	1,245
[2]	Ence Energia y Celulosa SA	310,525	948
[1]	Global Dominion Access SA	223,594	819
	Prosegur Cia de Seguridad SA	237,531	776
*	Distribuidora Internacional de Alimentacion SA	21,115	696
[1]	Prosegur Cash SA	684,051	560
			1,912,291
Sweden (5.5%)
	Investor AB Class B	4,180,875	137,663
	Atlas Copco AB Class A	6,253,537	104,785
	Volvo AB Class B	3,804,260	104,218
	Assa Abloy AB Class B	2,399,335	90,418
	Sandvik AB	2,541,805	76,863
	Skandinaviska Enskilda Banken AB Class A	3,709,603	70,815
	Telefonaktiebolaget LM Ericsson Class B	6,733,310	68,315
	Hexagon AB Class B	5,076,332	61,879
	Swedbank AB Class A	1,993,799	60,533
11

European Stock Index Fund
		Shares	Market Value• ($000)
	Atlas Copco AB Class B	3,705,429	55,430
	EQT AB	1,413,085	48,833
	Saab AB Class B	885,815	48,743
	Svenska Handelsbanken AB Class A	3,530,576	46,072
	Investor AB Class A (XSTO)	1,351,338	44,451
	Essity AB Class B	1,447,927	39,771
	Epiroc AB Class A	1,532,576	32,316
	Alfa Laval AB	671,843	31,931
*	Boliden AB	690,165	30,949
[1]	Evolution AB	340,302	22,673
	H & M Hennes & Mauritz AB Class B	1,195,576	22,580
	Telia Co. AB	5,618,003	22,116
	Skanska AB Class B	810,094	22,060
	Tele2 AB Class B	1,346,227	21,386
	SKF AB Class B	823,040	21,096
	Lifco AB Class B	540,735	20,877
	Trelleborg AB Class B	494,385	20,632
	Svenska Cellulosa AB SCA Class B	1,445,386	19,253
	AddTech AB Class B	557,280	18,775
	Epiroc AB Class B	951,137	17,751
	Indutrade AB	660,683	17,662
	Securitas AB Class B	1,159,466	17,080
	Beijer Ref AB	1,024,013	16,181
*	Swedish Orphan Biovitrum AB	456,945	15,743
	Volvo AB Class A	525,868	14,371
	Nordnet AB publ	487,004	14,062
	Industrivarden AB Class C	335,938	13,935
	Nibe Industrier AB Class B	3,580,866	13,934
	Industrivarden AB Class A	319,539	13,286
	Getinge AB Class B	539,004	12,627
*	Fastighets AB Balder Class B	1,710,531	12,546
	AAK AB	444,263	12,423
	Avanza Bank Holding AB	320,178	12,306
	Sagax AB Class B	522,918	11,735
	Lagercrantz Group AB Class B	460,119	11,257
	Sectra AB Class B	317,192	10,062
*	Verisure plc	544,248	10,056
	Castellum AB	866,291	9,852
	L E Lundbergforetagen AB Class B	180,523	9,662
	Sweco AB Class B	500,910	9,026
	Mycronic AB	369,647	8,671
	Investment AB Latour Class B	333,616	8,500
	Holmen AB Class B	217,585	8,222
	SSAB AB Class B	1,282,474	7,941
	Axfood AB	259,565	7,073
	Loomis AB	170,015	6,849
[1]	Thule Group AB	264,774	6,784
	Wihlborgs Fastigheter AB	657,313	6,387
	AddLife AB Class B	274,325	5,926
*	Camurus AB	87,664	5,767
	Hexpol AB	631,303	5,740
*,1	Sinch AB	1,561,117	5,653
*	Kinnevik AB Class B	596,124	5,626
[1]	Munters Group AB	321,121	5,435
*,2	Volvo Car AB Class B	1,557,725	5,398
	Pandox AB	260,812	5,204
	Catena AB	102,043	4,944
	Billerud Aktiebolag	531,507	4,918
*	Asmodee Group AB Class B	375,747	4,842
	NCC AB Class B	199,432	4,546
	SSAB AB Class A	706,885	4,471
*	HMS Networks AB	78,792	4,374
	Hemnet Group AB	198,983	4,343
	Elekta AB Class B	848,461	4,313
	Fabege AB	488,924	4,308
	Lindab International AB	175,161	4,190
[1]	Bravida Holding AB	491,115	4,151
	Alleima AB	478,018	4,128
	AFRY AB	239,412	4,107
*	Asker Healthcare Group AB	453,139	4,106
12

European Stock Index Fund
		Shares	Market Value• ($000)
	Wallenstam AB Class B	868,756	4,020
	Betsson AB Class B	257,600	4,015
	Bure Equity AB	133,797	3,919
	Husqvarna AB Class B	821,873	3,892
[1]	Dometic Group AB	776,363	3,795
	Electrolux Professional AB Class B	530,196	3,682
*	Embracer Group AB	352,565	3,674
	Granges AB	247,774	3,626
	Bufab AB	324,608	3,568
	Storskogen Group AB Class B	3,444,557	3,559
	Addnode Group AB	304,488	3,544
[1]	Scandic Hotels Group AB	362,770	3,526
	Hufvudstaden AB Class A	260,293	3,460
*	Electrolux AB Class B	522,453	3,371
	Nyfosa AB	385,368	3,278
	Peab AB Class B	401,984	3,253
*	Modern Times Group MTG AB Class B	239,716	3,222
	Cibus Nordic Real Estate AB publ	185,357	3,213
	Medicover AB Class B	117,359	3,191
	Clas Ohlson AB Class B	87,484	3,190
	Nolato AB Class B	474,047	3,137
*,1	BoneSupport Holding AB	129,735	3,015
	INVISIO AB	89,421	2,843
	Vitec Software Group AB Class B	80,945	2,825
	Vitrolife AB	181,694	2,804
*,1	BioArctic AB	90,482	2,792
*	NCAB Group AB	438,501	2,695
	AQ Group AB	129,908	2,677
[1]	Attendo AB	298,175	2,530
[2]	Svenska Handelsbanken AB Class B	109,009	2,387
	Bilia AB Class A	166,757	2,335
	MIPS AB	64,085	2,295
	NP3 Fastigheter AB	78,821	2,146
	JM AB	149,896	2,134
	Atrium Ljungberg AB Class B	554,479	1,996
	Systemair AB	234,113	1,925
	Ratos AB Class B	471,151	1,906
	Truecaller AB Class B	598,064	1,783
*	Sdiptech AB Class B	86,875	1,729
	SkiStar AB	101,332	1,692
	Dios Fastigheter AB	247,190	1,685
*,1	Boozt AB	150,392	1,626
	Arjo AB Class B	501,228	1,590
	Cloetta AB Class B	420,788	1,567
*,2	Vimian Group AB	482,270	1,524
	Troax Group AB	94,391	1,431
*,2	Samhallsbyggnadsbolaget i Norden AB	2,531,125	1,389
	Skandinaviska Enskilda Banken AB Class C	69,692	1,357
	Instalco AB	514,857	1,305
*,2	Roko AB	6,295	1,235
	Platzer Fastigheter Holding AB Class B	148,592	1,141
*	Xvivo Perfusion AB	57,428	1,141
*,2	Better Collective A/S	91,412	1,121
	Intea Fastigheter AB	152,707	1,089
*,2	Hexatronic Group AB	424,037	965
	Fagerhult Group AB	197,828	961
*	Norion Bank AB	124,444	927
	Sagax AB Class D	259,150	918
	Investment AB Oresund	69,382	876
	MEKO AB	95,587	773
	Corem Property Group AB Class B	1,888,929	768
	Volati AB	63,362	715
*	Samhallsbyggnadsbolaget i Norden AB Class D	298,307	308
	NCC AB Class A	4,258	99
	Husqvarna AB Class A	4,173	20
			1,953,082
Switzerland (13.7%)
	Nestle SA (Registered)	6,244,166	596,620
	Novartis AG (Registered)	4,609,586	570,490
13

European Stock Index Fund
		Shares	Market Value• ($000)
	Roche Holding AG	1,725,233	558,838
	UBS Group AG (Registered)	7,872,505	301,244
	ABB Ltd. (Registered)	3,879,530	288,433
	Cie Financiere Richemont SA Class A (Registered)	1,305,919	258,318
	Zurich Insurance Group AG	351,004	244,113
	Swiss Re AG	725,802	132,533
	Lonza Group AG (Registered)	174,482	120,485
	Holcim AG	1,202,180	106,875
	Alcon AG	1,221,180	91,021
	Galderma Group AG	423,258	78,604
	Sika AG (Registered)	395,859	77,584
	Givaudan SA (Registered)	18,896	77,410
	Swiss Life Holding AG (Registered)	70,180	76,177
	Sandoz Group AG	1,019,067	67,948
	Partners Group Holding AG	53,017	64,926
*	Amrize Ltd.	1,229,927	63,644
	Geberit AG (Registered)	78,145	57,126
	SGS SA (Registered)	409,593	46,190
	Swisscom AG (Registered)	62,777	45,986
	Logitech International SA (Registered)	364,226	43,787
	Chocoladefabriken Lindt & Spruengli AG (Registered)	260	39,828
	Chocoladefabriken Lindt & Spruengli AG	2,527	38,846
	Schindler Holding AG (XSWX)	100,048	35,637
	Julius Baer Group Ltd.	504,156	34,035
	Straumann Holding AG (Registered)	266,677	33,522
	Sonova Holding AG (Registered)	121,392	33,112
[1]	VAT Group AG	66,519	29,070
	Baloise Holding AG (Registered)	112,108	27,841
	Roche Holding AG (Bearer)	79,916	27,113
	Swiss Prime Site AG (Registered)	190,686	27,105
	Belimo Holding AG (Registered)	24,235	26,148
	Kuehne & Nagel International AG (Registered)	114,103	21,890
	Helvetia Holding AG (Registered)	85,530	21,017
	PSP Swiss Property AG (Registered)	112,656	19,485
	Accelleron Industries AG	231,355	18,964
	Schindler Holding AG (Registered)	49,793	16,832
	Swissquote Group Holding SA (Registered)	26,473	16,819
	Swatch Group AG (Bearer)	70,136	14,658
	Flughafen Zurich AG (Registered)	46,643	13,778
	Georg Fischer AG (Registered)	191,398	13,515
[1]	Galenica AG	122,898	13,245
	Temenos AG (Registered)	136,811	12,917
	EMS-Chemie Holding AG (Registered)	16,896	11,573
	Avolta AG	215,861	11,379
[2]	Barry Callebaut AG (Registered)	8,667	11,267
	Adecco Group AG (Registered)	395,318	11,022
	BKW AG	48,702	10,900
	Siegfried Holding AG (Registered)	95,314	9,194
	SIG Group AG	801,257	8,959
	Allreal Holding AG (Registered)	35,953	8,593
	Cembra Money Bank AG	72,214	8,258
	Banque Cantonale Vaudoise (Registered)	69,259	8,041
	EFG International AG	363,176	7,573
	Mobimo Holding AG (Registered)	17,766	7,531
	Bucher Industries AG (Registered)	16,235	7,204
	Sulzer AG (Registered)	41,930	7,008
	VZ Holding AG	35,756	6,985
	Huber & Suhner AG (Registered)	36,419	6,670
	Valiant Holding AG (Registered)	38,513	6,339
	dormakaba Holding AG	74,200	6,338
	DKSH Holding AG	88,053	6,140
	Tecan Group AG (Registered)	31,182	5,694
	Sunrise Communications AG Class A	103,191	5,656
	SFS Group AG	41,145	5,580
	Kardex Holding AG (Registered)	14,653	5,512
	Burckhardt Compression Holding AG	7,536	5,212
	Swatch Group AG (Registered)	120,871	5,125
	Inficon Holding AG (Registered)	42,105	5,051
	Interroll Holding AG (Registered)	1,630	5,030
	Vontobel Holding AG (Registered)	66,185	5,019
14

European Stock Index Fund
		Shares	Market Value• ($000)
	Luzerner Kantonalbank AG	46,586	4,739
	Clariant AG (Registered)	514,988	4,617
	Landis & Gyr Group AG	63,735	4,617
	Emmi AG (Registered)	5,154	4,580
	Comet Holding AG (Registered)	18,304	4,473
	St. Galler Kantonalbank AG (Registered)	6,809	4,319
	Softwareone Holding AG (XSWX)	411,318	4,227
	Bachem Holding AG	57,218	4,151
	ALSO Holding AG (Registered)	14,064	4,041
	Ypsomed Holding AG (Registered)	9,457	3,713
*	Aryzta AG	57,225	3,669
	Daetwyler Holding AG	18,576	3,425
*	ams-OSRAM AG	241,378	3,340
	Stadler Rail AG	133,792	3,281
	Burkhalter Holding AG	17,958	3,189
	Bossard Holding AG (Registered) Class A	13,485	2,930
	Implenia AG (Registered)	36,841	2,923
*	Dottikon Es Holding AG	7,291	2,880
[1]	Medacta Group SA	15,131	2,804
*,1	Montana Aerospace AG	66,134	2,622
	Intershop Holding AG	13,359	2,619
*	u-blox Holding AG	14,037	2,348
	Forbo Holding AG (Registered)	2,310	2,122
	SKAN Group AG	30,089	1,966
	Zehnder Group AG	21,402	1,886
	COSMO Pharmaceuticals NV	20,905	1,759
*	Basilea Pharmaceutica Ag Allschwil (Registered)	29,059	1,683
	OC Oerlikon Corp. AG Pfaffikon (Registered)	453,964	1,623
*,1	Sensirion Holding AG	22,650	1,623
	Cie Financiere Tradition SA	4,102	1,553
	Bell Food Group AG (Registered)	4,733	1,358
	Bystronic AG	3,537	1,315
	TX Group AG	4,792	1,210
	Autoneum Holding AG	6,029	1,199
*,1,2	Medartis Holding AG	10,945	1,110
*,1	PolyPeptide Group AG	31,943	1,035
	Vetropack Holding AG (Registered)	30,880	824
	VP Bank AG Class A	8,136	816
	APG SGA SA	2,999	790
[2]	Schweiter Technologies AG	2,240	774
*	Komax Holding AG (Registered)	9,203	758
	Arbonia AG	118,922	752
*	LEM Holding SA (Registered)	1,116	634
[1]	Medmix AG	55,184	634
*	u-blox Holding AG (XSWX)	3,509	590
*,2	PIERER Mobility AG	22,449	348
			4,820,451
United Kingdom (23.2%)
	AstraZeneca plc	3,699,672	610,255
	HSBC Holdings plc	42,916,147	600,802
	Shell plc (XLON)	13,321,997	499,434
	Unilever plc (XLON)	5,954,651	357,305
	Rolls-Royce Holdings plc	20,931,729	322,114
	British American Tobacco plc	4,943,359	253,177
	GSK plc	9,983,171	233,740
	BP plc	39,342,032	230,497
	RELX plc	4,540,135	200,657
	Barclays plc	34,808,715	186,701
	Rio Tinto plc	2,550,697	183,880
	National Grid plc	12,216,459	183,175
	BAE Systems plc	7,420,096	182,783
	Lloyds Banking Group plc	148,492,122	174,105
	London Stock Exchange Group plc	1,247,189	155,433
	NatWest Group plc	19,936,991	153,485
	Compass Group plc	4,186,448	138,571
	3i Group plc	2,325,406	134,573
	Reckitt Benckiser Group plc	1,681,940	128,650
*	Glencore plc	26,440,457	126,665
	Diageo plc	5,492,753	126,343
15

European Stock Index Fund
		Shares	Market Value• ($000)
	Experian plc	2,263,542	105,583
	Haleon plc	22,251,756	103,476
	Anglo American plc	2,626,689	99,375
	Tesco plc	15,776,558	95,206
	Standard Chartered plc	4,578,915	93,992
	Prudential plc (XLON)	6,350,295	88,320
	Imperial Brands plc	1,883,496	74,839
	Ashtead Group plc	1,046,519	69,902
	SSE plc	2,730,870	68,798
	Aviva plc	7,490,331	65,835
	Vodafone Group plc	46,696,944	56,530
	Next plc	283,783	53,320
	Coca-Cola Europacific Partners plc	529,083	47,348
	Shell plc	1,191,185	44,724
	InterContinental Hotels Group plc	361,216	43,572
	Legal & General Group plc	13,909,481	43,466
	Halma plc	921,886	42,958
	Informa plc	3,230,303	41,132
	Smith & Nephew plc	2,164,566	39,971
	Sage Group plc	2,362,818	35,715
	Rentokil Initial plc	6,196,082	34,583
	BT Group plc	13,892,340	33,905
	Antofagasta plc	839,580	30,815
	Segro plc	3,323,996	30,502
	International Consolidated Airlines Group SA	5,460,445	30,019
	Centrica plc	11,954,791	28,175
	Smiths Group plc	823,614	27,273
	Admiral Group plc	617,474	26,587
	United Utilities Group plc	1,682,111	26,538
	Marks & Spencer Group plc	5,036,844	26,322
	Intertek Group plc	388,451	25,874
	Melrose Industries plc (XLON)	3,116,844	25,677
	Weir Group plc	638,726	24,864
	Diploma plc	329,164	24,283
	Bunzl plc	798,843	24,283
	Severn Trent plc	652,492	23,852
*	Wise plc Class A	1,838,855	23,383
	Pearson plc	1,614,323	22,468
	Coca-Cola HBC AG	493,323	22,386
[1]	Auto Trader Group plc	2,155,275	22,111
	Associated British Foods plc	724,132	21,852
	St. James's Place plc	1,278,507	21,814
	M&G plc	5,779,025	20,008
	IMI plc	608,220	19,122
	J Sainsbury plc	4,232,159	19,002
	Endeavour Mining plc	465,001	18,820
	Beazley plc	1,495,759	18,299
	Kingfisher plc	4,303,075	17,451
	ICG plc	670,403	17,031
	Games Workshop Group plc	80,829	16,926
	Spirax Group plc	180,503	16,836
	Rightmove plc	1,907,420	16,748
	Barratt Redrow plc	3,353,993	16,597
	Whitbread plc	432,104	16,450
	Phoenix Group Holdings plc	1,830,176	16,213
[2]	DCC plc	241,677	15,921
	Entain plc	1,473,900	15,352
	Howden Joinery Group plc	1,348,621	15,317
	Hiscox Ltd.	827,711	14,964
	Land Securities Group plc	1,830,377	14,959
*	Burberry Group plc	878,883	14,306
	LondonMetric Property plc	5,448,261	13,630
*,2	Metlen Energy & Metals plc	264,463	13,459
	Fresnillo plc	456,287	13,343
[1]	Convatec Group plc	4,065,343	13,056
	Spectris plc	240,606	12,980
	Croda International plc	341,791	12,975
	Persimmon plc	771,197	12,257
	Berkeley Group Holdings plc	231,352	12,256
	IG Group Holdings plc	825,437	12,082
16

European Stock Index Fund
		Shares	Market Value• ($000)
	Mondi plc	1,070,379	11,965
	Taylor Wimpey plc	8,647,454	11,961
	Tritax Big Box REIT plc	6,032,832	11,909
	British Land Co. plc	2,382,126	11,897
	Aberdeen Group Plc	4,442,655	11,849
	Johnson Matthey plc	411,092	11,513
	Balfour Beatty plc	1,234,670	10,912
	Investec plc	1,438,277	10,830
	Babcock International Group plc	625,821	9,994
	WPP plc	2,644,754	9,994
	Bellway plc	280,258	9,673
	Rotork plc	2,065,253	9,297
	Hikma Pharmaceuticals plc	376,784	9,114
	Schroders plc	1,816,530	9,065
	Inchcape plc	878,957	8,820
	RS Group plc	1,152,464	8,435
*	Carnival plc	324,093	8,420
	Lion Finance Group plc	79,290	8,347
	Serco Group plc	2,486,167	8,296
	Cranswick plc	127,233	8,254
	Drax Group plc	864,562	8,194
[2]	Pennon Group plc	1,162,726	7,924
	Man Group plc	2,848,513	7,870
[1]	Quilter plc	3,240,761	7,737
	Primary Health Properties plc	6,222,205	7,661
	UNITE Group plc	1,022,637	7,628
	ITV plc	8,236,439	7,539
	JD Sports Fashion plc	6,047,528	7,411
	QinetiQ Group plc	1,167,927	7,375
	Plus500 Ltd.	173,105	7,203
	Just Group plc	2,511,357	7,011
*	Vistry Group plc	802,299	6,796
[1]	JTC plc	393,518	6,735
	Shaftesbury Capital plc	3,623,804	6,694
	Big Yellow Group plc	455,300	6,660
	Softcat plc	315,933	6,657
	Morgan Sindall Group plc	104,958	6,413
	TBC Bank Group plc	111,574	6,392
	TP ICAP Group plc	1,850,982	6,384
	OSB Group plc	891,813	6,321
	Mitie Group plc	2,868,364	6,204
	Derwent London plc	264,081	6,115
[1]	Airtel Africa plc	1,680,966	6,113
	B&M European Value Retail SA	2,472,490	5,838
	easyJet plc	913,308	5,815
	International Workplace Group plc	1,887,912	5,619
	Hill & Smith plc	195,222	5,524
	Grafton Group plc GDR	425,427	5,320
	Computacenter plc	140,479	5,294
	Canal & SA (XLON)	1,671,619	5,260
	Genus plc	161,036	5,210
	Lancashire Holdings Ltd.	590,027	5,181
	Paragon Banking Group plc	474,924	5,180
	AJ Bell plc	730,142	5,155
	Greggs plc	238,502	5,055
	Coats Group plc	4,602,808	4,946
	Chemring Group plc	655,177	4,939
	Safestore Holdings plc	524,623	4,931
	Dunelm Group plc	328,466	4,824
	Sirius Real Estate Ltd.	3,595,700	4,722
	Currys plc	2,485,608	4,588
	Hammerson plc	1,143,323	4,588
[1]	Bridgepoint Group plc	1,151,806	4,562
	Tate & Lyle plc	897,853	4,558
	Savills plc	326,110	4,321
	Energean plc	339,866	4,307
	Baltic Classifieds Group plc	1,108,702	4,299
	Grainger plc	1,742,896	4,294
*	Ocado Group plc	1,454,728	4,190
	Travis Perkins plc	506,763	4,190
17

European Stock Index Fund
		Shares	Market Value• ($000)
	Great Portland Estates plc	943,832	4,132
	Telecom Plus plc	176,376	4,114
	Volution Group plc	468,672	4,048
	Harbour Energy plc	1,363,821	4,037
	SSP Group plc	1,954,370	3,950
*	Helios Towers plc	2,003,024	3,939
	Renishaw plc	83,578	3,886
	Firstgroup plc	1,376,538	3,802
	Premier Foods plc	1,584,168	3,800
	Keller Group plc	169,025	3,526
	Bodycote plc	428,689	3,476
	Dowlais Group plc	3,154,776	3,427
	Hochschild Mining plc	783,223	3,405
	Oxford Instruments plc	134,805	3,345
*,1	Trainline plc	1,008,188	3,328
	Greencore Group plc	1,060,825	3,323
	Clarkson plc	68,469	3,264
	Rathbones Group plc	139,028	3,259
	Pets at Home Group plc	1,116,282	3,144
	Supermarket Income REIT plc	2,980,784	3,102
	Elementis plc	1,426,587	3,084
	Breedon Group plc	680,900	3,082
	MONY Group plc	1,194,435	3,046
	Hays plc	3,865,018	3,001
	4imprint Group plc	67,189	2,942
	Genuit Group plc	604,257	2,938
	IntegraFin Holdings plc	615,440	2,931
*,1	Watches of Switzerland Group plc	557,333	2,877
	WH Smith plc	312,487	2,776
	Ashmore Group plc	1,072,954	2,649
	Bytes Technology Group plc (XLON)	537,726	2,621
*	Frasers Group plc	255,077	2,449
	Kainos Group plc	196,471	2,438
*,1	Trustpilot Group plc	891,278	2,409
	Senior plc	959,465	2,403
	Pagegroup plc	762,273	2,366
	Zigup plc	499,683	2,276
*	Molten Ventures plc	368,957	2,252
	Domino's Pizza Group plc	873,452	2,234
	Vesuvius plc	449,500	2,218
*,2	Alphawave IP Group plc	877,885	2,199
[1]	Petershill Partners plc	533,081	2,182
	Moonpig Group plc	767,051	2,162
	AG Barr plc	232,416	2,043
*	Close Brothers Group plc	368,294	2,032
*	Mitchells & Butlers plc	633,575	2,026
	Jupiter Fund Management plc	1,009,957	2,022
[1]	Spire Healthcare Group plc	633,838	1,954
	Future plc	240,977	1,943
*,2	Oxford Nanopore Technologies plc	1,058,097	1,908
	Playtech plc	550,335	1,905
	Ninety One plc	624,992	1,900
	Morgan Advanced Materials plc	694,617	1,863
[2]	Diversified Energy Co. plc	143,011	1,805
	Victrex plc	210,093	1,785
	Workspace Group plc	322,575	1,772
[1]	Ibstock plc	955,178	1,716
*	IP Group plc	2,144,463	1,704
	Dr. Martens plc	1,385,258	1,657
	C&C Group plc	914,257	1,643
	Hilton Food Group plc	191,162	1,617
	J D Wetherspoon plc	186,079	1,579
	Wickes Group plc	531,274	1,546
	Picton Property Income Ltd.	1,332,210	1,368
	NCC Group plc	663,000	1,304
	Marshalls plc	553,438	1,228
	Ithaca Energy plc	427,708	1,225
[1]	Bakkavor Group plc	419,645	1,223
	RHI Magnesita NV	44,134	1,218
	Crest Nicholson Holdings plc	548,900	1,193
18

European Stock Index Fund
		Shares	Market Value• ($000)
*,2	THG plc	1,725,955	1,055
*	AO World plc	713,648	998
*	Auction Technology Group plc	219,061	890
*,2	Raspberry PI Holdings plc	154,537	737
[1]	CMC Markets plc	245,050	693
	Rank Group plc	426,955	666
*,1,2	Aston Martin Lagonda Global Holdings plc	718,673	595
	PZ Cussons plc	565,000	550
*,2	ASOS plc	130,111	435
*,3	John Wood Group plc	1,570,528	380
*,3	Home REIT plc	689,160	109
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
			8,188,754
United States (0.0%)
*	Borr Drilling Ltd.	1,519	5
Total Common Stocks (Cost $29,824,638)			34,955,262
Preferred Stocks (0.4%)
	Volkswagen AG Preference Shares	507,567	52,857
	Henkel AG & Co. KGaA Preference Shares	402,915	32,641
	Bayerische Motoren Werke AG Preference Shares	137,360	11,900
*	Telecom Italia SpA Preference Shares	14,818,405	9,853
	FUCHS SE Preference Shares	146,925	6,577
	Grifols SA Preference Shares Class B (XMAD)	656,929	6,106
	Danieli & C Officine Meccaniche SpA Preference Shares	84,657	3,246
	Sixt SE Preference Shares	47,416	3,012
	Draegerwerk AG & Co. KGaA Preference Shares	21,444	1,807
	KSB SE & Co. KGaA Preference Shares	1,649	1,712
	Corem Property Group AB Preference Shares	24,732	627
Total Preferred Stocks (Cost $191,511)			130,338
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	19,422	470
*	Vend Marketplaces ASA Exp. 11/13/2025	127,620	284
*	Vidrala SA Exp.11/17/2025	52,598	249
Total Rights (Cost $471)			1,003
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/2030 (Cost $—)	61,413	61
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $145,844)	1,458,591	145,859
Total Investments (99.9%) (Cost $30,162,464)			35,232,523
Other Assets and Liabilities—Net (0.1%)			22,194
Net Assets (100%)			35,254,717
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $807,398, representing 2.3% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $122,416.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $132,510 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
19

European Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2025	385	25,157	594
FTSE 100 Index	December 2025	132	16,901	625
MSCI Europe Index	December 2025	4,332	193,939	4,662
				5,881

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	EUR	104,287	USD	122,801	—	(2,267)
Barclays Bank plc	12/17/2025	EUR	90,712	USD	106,826	—	(1,982)
Toronto-Dominion Bank	12/17/2025	GBP	7,902	USD	10,654	—	(272)
State Street Bank & Trust Co.	12/17/2025	GBP	6,522	USD	8,817	—	(249)
UBS AG	12/17/2025	USD	47,299	CHF	37,217	789	—
State Street Bank & Trust Co.	12/17/2025	USD	47,182	CHF	37,217	671	—
State Street Bank & Trust Co.	12/17/2025	USD	6,209	DKK	39,176	143	—
State Street Bank & Trust Co.	12/17/2025	USD	40,972	EUR	34,737	823	—
Toronto-Dominion Bank	12/17/2025	USD	17,214	EUR	14,629	305	—
Toronto-Dominion Bank	12/17/2025	USD	11,241	GBP	8,361	257	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	8,847	GBP	6,522	279	—
State Street Bank & Trust Co.	12/17/2025	USD	8,412	NOK	83,957	124	—
Barclays Bank plc	12/17/2025	USD	21,419	SEK	199,817	326	—
						3,717	(4,770)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,862 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
20

European Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $30,016,620)	35,086,664
Affiliated Issuers (Cost $145,844)	145,859
Total Investments in Securities	35,232,523
Investment in Vanguard	855
Cash Collateral Pledged—Futures Contracts	16,004
Cash Collateral Pledged—Forward Currency Contracts	2,660
Foreign Currency, at Value (Cost $14,743)	14,585
Receivables for Investment Securities Sold	7,506
Receivables for Accrued Income	130,065
Receivables for Capital Shares Issued	2,600
Unrealized Appreciation—Forward Currency Contracts	3,717
Total Assets	35,410,515
Liabilities
Due to Custodian	138
Payables for Investment Securities Purchased	7,329
Collateral for Securities on Loan	132,510
Payables for Capital Shares Redeemed	5,542
Payables to Vanguard	4,198
Variation Margin Payable—Futures Contracts	1,311
Unrealized Depreciation—Forward Currency Contracts	4,770
Total Liabilities	155,798
Net Assets	35,254,717
1 Includes $122,416 of securities on loan.
21

European Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2025, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	33,738,179
Total Distributable Earnings (Loss)	1,516,538
Net Assets	35,254,717

Investor Shares—Net Assets
Applicable to 271,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,723
Net Asset Value Per Share—Investor Shares	$43.11

ETF Shares—Net Assets
Applicable to 346,176,961 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,771,910
Net Asset Value Per Share—ETF Shares	$80.22

Admiral™ Shares—Net Assets
Applicable to 63,750,689 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,397,386
Net Asset Value Per Share—Admiral Shares	$100.35

Institutional Shares—Net Assets
Applicable to 23,006,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	984,515
Net Asset Value Per Share—Institutional Shares	$42.79

Institutional Plus Shares—Net Assets
Applicable to 466,426 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	89,183
Net Asset Value Per Share—Institutional Plus Shares	$191.20

See accompanying Notes, which are an integral part of the Financial Statements.
22

European Stock Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	930,436
Interest[2]	3,159
Securities Lending—Net	3,419
Total Income	937,014
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,827
Management and Administrative—Investor Shares	23
Management and Administrative—ETF Shares	10,634
Management and Administrative—Admiral Shares	3,753
Management and Administrative—Institutional Shares	468
Management and Administrative—Institutional Plus Shares	35
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	726
Marketing and Distribution—Admiral Shares	211
Marketing and Distribution—Institutional Shares	17
Marketing and Distribution—Institutional Plus Shares	1
Custodian Fees	1,382
Auditing Fees	48
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	297
Shareholders’ Reports and Proxy Fees—Admiral Shares	113
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	1
Trustees’ Fees and Expenses	16
Other Expenses	1,026
Total Expenses	20,582
Net Investment Income	916,432
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	31,151
Futures Contracts	18,325
Forward Currency Contracts	2,296
Foreign Currencies	2,692
Realized Net Gain (Loss)	54,464
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,106,296
Futures Contracts	11,195
Forward Currency Contracts	(289)
Foreign Currencies	6,456
Change in Unrealized Appreciation (Depreciation)	5,123,658
Net Increase (Decrease) in Net Assets Resulting from Operations	6,094,554
1	Dividends are net of foreign withholding taxes of $83,806.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,728, ($16), and $14, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $451,280 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
23

European Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	916,432	748,654
Realized Net Gain (Loss)	54,464	85,358
Change in Unrealized Appreciation (Depreciation)	5,123,658	4,124,236
Net Increase (Decrease) in Net Assets Resulting from Operations	6,094,554	4,958,248
Distributions
Investor Shares	(377)	(344)
ETF Shares	(714,221)	(589,354)
Admiral Shares	(176,089)	(149,333)
Institutional Shares	(28,986)	(25,699)
Institutional Plus Shares	(2,833)	(2,670)
Total Distributions	(922,506)	(767,400)
Capital Share Transactions
Investor Shares	(1,388)	(3,057)
ETF Shares	5,057,054	(984,468)
Admiral Shares	530,344	(166,997)
Institutional Shares	(24,731)	(22,822)
Institutional Plus Shares	(8,055)	(6,703)
Net Increase (Decrease) from Capital Share Transactions	5,553,224	(1,184,047)
Total Increase (Decrease)	10,725,272	3,006,801
Net Assets
Beginning of Period	24,529,445	21,522,644
End of Period	35,254,717	24,529,445

See accompanying Notes, which are an integral part of the Financial Statements.
24

European Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$36.09	$30.18	$26.83	$36.88	$26.63
Investment Operations
Net Investment Income[1]	1.248	.999	1.007	1.057	.982
Net Realized and Unrealized Gain (Loss) on Investments	6.957	5.948	3.353	(10.041)	10.174
Total from Investment Operations	8.205	6.947	4.360	(8.984)	11.156
Distributions
Dividends from Net Investment Income	(1.185)	(1.037)	(1.010)	(1.066)	(.906)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.185)	(1.037)	(1.010)	(1.066)	(.906)
Net Asset Value, End of Period	$43.11	$36.09	$30.18	$26.83	$36.88
Total Return[2]	23.21%	23.10%	16.05%	-24.66%	42.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12	$11	$12	$12	$27
Ratio of Total Expenses to Average Net Assets	0.23%	0.24%[3]	0.24%[3]	0.25%[3]	0.23%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.81%	3.15%	3.28%	2.82%
Portfolio Turnover Rate[4]	5%	3%	4%	5%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.24%, 0.24%, and 0.25%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
25

European Stock Index Fund
Financial Highlights
FTSE Europe ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$67.16	$56.17	$49.95	$68.65	$49.57
Investment Operations
Net Investment Income[1]	2.314	1.988	1.985	1.977	1.922
Net Realized and Unrealized Gain (Loss) on Investments	13.074	11.032	6.205	(18.595)	18.939
Total from Investment Operations	15.388	13.020	8.190	(16.618)	20.861
Distributions
Dividends from Net Investment Income	(2.328)	(2.030)	(1.970)	(2.082)	(1.781)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.328)	(2.030)	(1.970)	(2.082)	(1.781)
Net Asset Value, End of Period	$80.22	$67.16	$56.17	$49.95	$68.65
Total Return	23.42%	23.26%	16.23%	-24.54%	42.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,772	$18,717	$16,494	$13,073	$21,547
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%[2]	0.09%[2]	0.11%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	3.15%	3.00%	3.33%	3.33%	2.95%
Portfolio Turnover Rate[3]	5%	3%	4%	5%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
26

European Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.01	$70.26	$62.47	$85.88	$62.01
Investment Operations
Net Investment Income[1]	2.822	2.472	2.416	2.431	2.375
Net Realized and Unrealized Gain (Loss) on Investments	16.412	13.801	7.823	(23.251)	23.705
Total from Investment Operations	19.234	16.273	10.239	(20.820)	26.080
Distributions
Dividends from Net Investment Income	(2.894)	(2.523)	(2.449)	(2.590)	(2.210)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.894)	(2.523)	(2.449)	(2.590)	(2.210)
Net Asset Value, End of Period	$100.35	$84.01	$70.26	$62.47	$85.88
Total Return[2]	23.40%	23.25%	16.19%	-24.56%	42.30%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,397	$4,875	$4,216	$3,745	$5,259
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%[3]	0.11%[3]	0.13%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	3.09%	2.98%	3.24%	3.30%	2.93%
Portfolio Turnover Rate[4]	5%	3%	4%	5%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.11%, and 0.13%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
27

European Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$35.83	$29.96	$26.64	$36.62	$26.44
Investment Operations
Net Investment Income[1]	1.219	1.049	1.040	1.043	1.019
Net Realized and Unrealized Gain (Loss) on Investments	6.982	5.904	3.331	(9.912)	10.110
Total from Investment Operations	8.201	6.953	4.371	(8.869)	11.129
Distributions
Dividends from Net Investment Income	(1.241)	(1.083)	(1.051)	(1.111)	(.949)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.241)	(1.083)	(1.051)	(1.111)	(.949)
Net Asset Value, End of Period	$42.79	$35.83	$29.96	$26.64	$36.62
Total Return	23.39%	23.29%	16.21%	-24.53%	42.34%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$985	$845	$727	$649	$859
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%[2]	0.09%[2]	0.11%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.96%	3.28%	3.33%	2.96%
Portfolio Turnover Rate[3]	5%	3%	4%	5%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.09%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
28

European Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$160.08	$133.87	$119.02	$163.62	$118.14
Investment Operations
Net Investment Income[1]	5.474	4.777	4.703	4.691	4.576
Net Realized and Unrealized Gain (Loss) on Investments	31.209	26.287	14.854	(44.312)	45.160
Total from Investment Operations	36.683	31.064	19.557	(39.621)	49.736
Distributions
Dividends from Net Investment Income	(5.563)	(4.854)	(4.707)	(4.979)	(4.256)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(5.563)	(4.854)	(4.707)	(4.979)	(4.256)
Net Asset Value, End of Period	$191.20	$160.08	$133.87	$119.02	$163.62
Total Return	23.42%	23.29%	16.23%	-24.53%	42.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$89	$81	$74	$70	$106
Ratio of Total Expenses to Average Net Assets	0.06%	0.08%[2]	0.08%[2]	0.10%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	3.16%	3.02%	3.31%	3.34%	2.95%
Portfolio Turnover Rate[3]	5%	3%	4%	5%	3%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.08%, and 0.10%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
29

European Stock Index Fund
Notes to Financial Statements
Vanguard European Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Europe ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
30

European Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $855,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
31

European Stock Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	23,825	34,930,948	489	34,955,262
Preferred Stocks	—	130,338	—	130,338
Rights	249	284	470	1,003
Warrants	—	—	61	61
Temporary Cash Investments	145,859	—	—	145,859
Total	169,933	35,061,570	1,020	35,232,523
Derivative Financial Instruments
Assets
Futures Contracts[1]	5,881	—	—	5,881
Forward Currency Contracts	—	3,717	—	3,717
Total	5,881	3,717	—	9,598
Liabilities
Forward Currency Contracts	—	(4,770)	—	(4,770)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	5,881	—	5,881
Unrealized Appreciation—Forward Currency Contracts	—	3,717	3,717
Total Assets	5,881	3,717	9,598

Unrealized Depreciation—Forward Currency Contracts	—	(4,770)	(4,770)
Total Liabilities	—	(4,770)	(4,770)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	18,325	—	18,325
Forward Currency Contracts	—	2,296	2,296
Realized Net Gain (Loss) on Derivatives	18,325	2,296	20,621
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	11,195	—	11,195
Forward Currency Contracts	—	(289)	(289)
Change in Unrealized Appreciation (Depreciation) on Derivatives	11,195	(289)	10,906
32

European Stock Index Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	440,028
Total Distributable Earnings (Loss)	(440,028)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	256,717
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	4,823,080
Capital Loss Carryforwards	(3,572,938)
Qualified Late-Year Losses	—
Other Temporary Differences	9,679
Total	1,516,538
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	922,506	767,400
Long-Term Capital Gains	—	—
Total	922,506	767,400
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	30,416,745
Gross Unrealized Appreciation	8,690,515
Gross Unrealized Depreciation	(3,874,737)
Net Unrealized Appreciation (Depreciation)	4,815,778
F.	During the year ended October 31, 2025, the fund purchased $2,443,387,000 of investment securities and sold $1,361,972,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $6,026,348,000 and $1,492,338,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $0 and sales were $1,000, resulting in net realized gain of less than $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
33

European Stock Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,889	151	761	21
Issued in Lieu of Cash Distributions	376	10	343	10
Redeemed	(7,653)	(187)	(4,161)	(119)
Net Increase (Decrease)—Investor Shares	(1,388)	(26)	(3,057)	(88)
ETF Shares
Issued	6,555,256	90,404	673,169	10,127
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,498,202)	(22,900)	(1,657,637)	(25,100)
Net Increase (Decrease)—ETF Shares	5,057,054	67,504	(984,468)	(14,973)
Admiral Shares
Issued	1,222,785	13,322	304,565	3,686
Issued in Lieu of Cash Distributions	144,926	1,632	124,096	1,498
Redeemed	(837,367)	(9,231)	(595,658)	(7,166)
Net Increase (Decrease)—Admiral Shares	530,344	5,723	(166,997)	(1,982)
Institutional Shares
Issued	161,061	4,090	35,150	989
Issued in Lieu of Cash Distributions	20,962	555	18,338	519
Redeemed	(206,754)	(5,227)	(76,310)	(2,185)
Net Increase (Decrease)—Institutional Shares	(24,731)	(582)	(22,822)	(677)
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	2,833	16	2,670	17
Redeemed	(10,888)	(59)	(9,373)	(57)
Net Increase (Decrease)—Institutional Plus Shares	(8,055)	(43)	(6,703)	(40)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
34

Pacific Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.6%)
Australia (16.9%)
	Commonwealth Bank of Australia	1,997,945	224,179
	BHP Group Ltd.	5,859,216	167,036
	National Australia Bank Ltd.	3,655,018	104,205
	Westpac Banking Corp.	4,086,681	103,411
	ANZ Group Holdings Ltd.	3,553,759	85,119
	Wesfarmers Ltd.	1,346,626	73,911
	CSL Ltd.	577,685	67,321
	Macquarie Group Ltd.	408,953	58,331
	Goodman Group	2,366,691	51,045
	Rio Tinto Ltd.	440,643	38,259
	Woodside Energy Group Ltd.	2,261,161	36,643
	Transurban Group	3,698,755	34,996
	Northern Star Resources Ltd.	1,709,199	27,561
	Aristocrat Leisure Ltd.	662,299	27,403
	Woolworths Group Ltd.	1,449,241	26,925
	Brambles Ltd.	1,633,810	26,549
	Fortescue Ltd.	1,885,386	26,220
	QBE Insurance Group Ltd.	1,803,051	23,394
	Coles Group Ltd.	1,595,506	23,011
*	Xero Ltd.	183,113	17,323
	Evolution Mining Ltd.	2,371,497	16,782
	Suncorp Group Ltd.	1,298,175	16,665
	Scentre Group	6,241,769	16,627
	Origin Energy Ltd.	2,057,899	16,492
	Santos Ltd.	3,891,597	16,073
	Telstra Group Ltd.	4,734,912	15,127
	Computershare Ltd. (XASX)	624,398	14,917
	Cochlear Ltd.	78,341	14,708
*	James Hardie Industries plc GDR	673,534	14,185
	Insurance Australia Group Ltd.	2,686,765	13,812
	Stockland	2,807,502	11,607
*	Lynas Rare Earths Ltd.	1,140,698	11,372
	South32 Ltd.	5,359,407	11,084
	Pro Medicus Ltd.	63,568	10,915
	Medibank Pvt Ltd.	3,286,648	10,489
	Sigma Healthcare Ltd.	5,130,532	10,431
	WiseTech Global Ltd.	223,088	10,062
	CAR Group Ltd.	428,331	10,001
	Lottery Corp. Ltd.	2,642,147	9,504
	APA Group	1,495,262	8,980
	Washington H Soul Pattinson & Co. Ltd.	360,233	8,851
	JB Hi-Fi Ltd.	129,317	8,846
	ASX Ltd.	231,898	8,556
	ALS Ltd.	597,737	8,483
	Technology One Ltd.	351,620	8,468
	Charter Hall Group	559,363	8,215
	Orica Ltd.	562,782	8,183
	GPT Group	2,279,625	8,007
	REA Group Ltd.	56,818	7,917
*	NEXTDC Ltd.	760,576	7,819
	Sonic Healthcare Ltd.	548,480	7,591
	Vicinity Ltd.	4,560,785	7,535
	BlueScope Steel Ltd.	499,185	7,468
*,1	Pilbara Minerals Ltd.	3,398,823	7,314
	SEEK Ltd.	410,513	7,265
	SGH Ltd.	228,745	7,248
	Mirvac Group	4,682,425	7,049
	HUB24 Ltd.	94,186	7,018
*	Mineral Resources Ltd.	199,272	6,293
	Dexus	1,255,325	5,985
35

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Qantas Airways Ltd.	894,286	5,958
*	Sandfire Resources Ltd.	540,218	5,722
	Ampol Ltd.	283,192	5,689
	Qube Holdings Ltd.	1,951,878	5,594
	Bendigo & Adelaide Bank Ltd.	660,491	5,464
	Worley Ltd.	570,830	5,331
	a2 Milk Co. Ltd.	838,120	5,220
	Perseus Mining Ltd.	1,611,207	5,114
	Ramelius Resources Ltd.	2,225,484	4,815
	Aurizon Holdings Ltd.	2,138,941	4,799
*	Genesis Minerals Ltd.	1,243,240	4,730
	Steadfast Group Ltd.	1,270,513	4,654
	Ramsay Health Care Ltd.	221,154	4,640
	Cleanaway Waste Management Ltd.	2,701,004	4,503
	Eagers Automotive Ltd.	199,093	4,430
	AGL Energy Ltd.	714,364	4,327
	Whitehaven Coal Ltd.	904,118	4,249
	Dyno Nobel Ltd.	2,009,155	4,228
	Ansell Ltd.	173,535	4,146
	Endeavour Group Ltd.	1,712,751	4,098
	Downer EDI Ltd.	799,264	4,037
	Atlas Arteria Ltd.	1,247,046	3,962
*	Capricorn Metals Ltd.	449,730	3,787
*	Vault Minerals Ltd.	7,852,036	3,733
	Westgold Resources Ltd.	1,074,976	3,726
	Challenger Ltd.	610,787	3,718
	Treasury Wine Estates Ltd.	939,656	3,681
	Regis Resources Ltd.	874,486	3,671
*	Zip Co. Ltd.	1,416,352	3,559
	Ventia Services Group Pty Ltd.	944,366	3,537
	AMP Ltd.	3,027,750	3,532
	Bank of Queensland Ltd.	779,098	3,496
*	Telix Pharmaceuticals Ltd.	319,538	3,381
	AUB Group Ltd.	138,840	3,354
	Metcash Ltd.	1,258,634	3,135
	Harvey Norman Holdings Ltd.	628,797	2,972
	Codan Ltd.	124,733	2,954
	Netwealth Group Ltd.	146,524	2,949
	Lendlease Corp. Ltd.	806,161	2,923
	nib holdings Ltd.	571,949	2,819
*	Paladin Energy Ltd.	445,624	2,795
*	IGO Ltd.	786,812	2,759
	Chorus Ltd.	501,847	2,701
	Pinnacle Investment Management Group Ltd.	200,549	2,583
	Reliance Worldwide Corp. Ltd.	948,430	2,572
*,2	West African Resources Ltd.	1,231,672	2,450
	Iluka Resources Ltd.	530,116	2,397
*,1	DroneShield Ltd.	943,824	2,357
[1]	Breville Group Ltd.	121,107	2,350
	National Storage REIT	1,511,398	2,274
	Charter Hall Long Wale REIT	806,444	2,244
	Region Group	1,352,949	2,161
[1]	Reece Ltd.	277,821	2,121
	ARB Corp. Ltd.	87,734	2,062
	Super Retail Group Ltd.	192,910	2,016
	Sims Ltd.	189,398	1,976
*	Megaport Ltd.	183,993	1,976
	Orora Ltd.	1,466,778	1,929
*	Neuren Pharmaceuticals Ltd.	130,564	1,853
	Tabcorp Holdings Ltd.	2,663,547	1,851
*	Emerald Resources NL	593,167	1,842
*	Austal Ltd.	411,599	1,825
	Generation Development Group Ltd.	388,779	1,820
*	Insignia Financial Ltd.	611,870	1,814
*	Temple & Webster Group Ltd.	115,642	1,797
	HomeCo Daily Needs REIT	2,002,192	1,788
*	Mesoblast Ltd.	1,093,714	1,787
	Perenti Ltd.	1,007,074	1,784
	Charter Hall Retail REIT	661,090	1,782
[1]	Flight Centre Travel Group Ltd.	221,419	1,781
36

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Ingenia Communities Group	483,795	1,778
*,1	Liontown Resources Ltd.	2,288,878	1,756
	Lovisa Holdings Ltd.	72,733	1,721
	NRW Holdings Ltd.	533,136	1,689
	Monadelphous Group Ltd.	109,534	1,665
	Centuria Industrial REIT	715,327	1,658
	TPG Telecom Ltd.	453,559	1,641
	Champion Iron Ltd.	452,925	1,638
	Perpetual Ltd.	130,201	1,633
*	Silex Systems Ltd.	239,445	1,614
*	PEXA Group Ltd.	159,392	1,578
	BWP Property Group Ltd.	624,645	1,571
	Nick Scali Ltd.	93,928	1,560
[3]	Viva Energy Group Ltd.	1,257,197	1,509
	New Hope Corp. Ltd.	549,207	1,491
	GrainCorp Ltd. Class A	254,957	1,475
[1,2]	Corporate Travel Management Ltd.	140,288	1,475
*	Resolute Mining Ltd.	2,309,298	1,437
*	IperionX Ltd.	323,625	1,437
	Beach Energy Ltd.	1,766,855	1,436
	Yancoal Australia Ltd.	382,595	1,392
*	SiteMinder Ltd.	299,198	1,389
	Waypoint REIT Ltd.	792,273	1,374
*	Bellevue Gold Ltd.	1,728,871	1,326
	EVT Ltd.	139,126	1,315
	Deterra Royalties Ltd.	487,580	1,300
	SRG Global Ltd.	716,825	1,289
	Imdex Ltd.	570,688	1,283
	Magellan Financial Group Ltd.	203,857	1,281
*	Judo Capital Holdings Ltd.	1,158,208	1,278
*	Deep Yellow Ltd.	1,078,934	1,264
	Centuria Capital Group	809,991	1,249
	Premier Investments Ltd.	105,868	1,232
*	Southern Cross Gold Consolidated Ltd. GDR	206,325	1,223
	IRESS Ltd.	210,168	1,217
	Nine Entertainment Co. Holdings Ltd.	1,576,580	1,196
*	Superloop Ltd.	584,713	1,193
*	Pantoro Gold Ltd.	354,763	1,185
*	Catalyst Metals Ltd.	255,767	1,131
	Regis Healthcare Ltd.	231,238	1,121
	Nickel Industries Ltd.	2,319,654	1,120
[1]	IDP Education Ltd.	304,345	1,116
	Helia Group Ltd.	315,934	1,114
	Bega Cheese Ltd.	318,501	1,105
*	WEB Travel Group Ltd.	403,304	1,100
	Arena REIT	444,443	1,062
*	Ora Banda Mining Ltd.	1,341,607	1,056
	Amotiv Ltd.	180,016	1,049
	Aussie Broadband Ltd.	268,932	1,046
	Data#3 Ltd.	180,019	1,037
	Elders Ltd.	220,213	1,021
*	Tuas Ltd.	221,308	1,019
*	Catapult Sports Ltd.	228,045	1,001
	Service Stream Ltd.	659,294	978
[1]	Guzman y Gomez Ltd.	55,216	964
*	Nanosonics Ltd.	314,370	941
	Charter Hall Social Infrastructure REIT	436,210	921
	GQG Partners Inc. GDR	895,729	917
	Domino's Pizza Enterprises Ltd.	75,887	909
*,1	Vulcan Energy Resources Ltd.	206,523	908
	Collins Foods Ltd.	127,637	893
	Karoon Energy Ltd.	845,119	889
*,1	Clarity Pharmaceuticals Ltd.	259,670	830
	McMillan Shakespeare Ltd.	73,326	825
	SmartGroup Corp. Ltd.	148,205	792
*,1	Weebit Nano Ltd.	218,480	775
	Credit Corp. Group Ltd.	81,819	768
	Hansen Technologies Ltd.	210,059	766
*	Predictive Discovery Ltd.	2,063,904	764
	Kelsian Group Ltd.	238,372	759
37

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	DigiCo Infrastructure REIT	427,461	727
*	Macquarie Technology Group Ltd.	16,773	726
	IPH Ltd.	296,505	715
	HMC Capital Ltd.	350,260	709
	Inghams Group Ltd.	436,997	692
	Dicker Data Ltd.	103,020	690
	Bravura Solutions Ltd.	361,189	680
	Ridley Corp. Ltd.	342,859	664
	Integral Diagnostics Ltd.	389,156	658
*,1	Boss Energy Ltd.	504,400	655
	Maas Group Holdings Ltd.	201,976	627
	Bapcor Ltd.	369,612	611
*,1	PolyNovo Ltd.	707,571	608
	MyState Ltd.	207,336	603
	oOh!media Ltd.	670,145	602
	PWR Holdings Ltd.	106,897	594
*,1	Arafura Rare Earths Ltd.	3,174,101	591
	Growthpoint Properties Australia Ltd.	346,711	581
*	Nufarm Ltd.	419,747	571
	Stanmore Resources Ltd.	401,662	565
	Dexus Industria REIT	300,739	563
	Abacus Storage King	607,689	558
*,2	Opthea Ltd.	1,538,268	543
*,1	Chalice Mining Ltd.	412,406	542
	Rural Funds Trust	432,160	540
*	Gentrack Group Ltd.	102,765	539
*	Develop Global Ltd.	228,301	530
*	Fleetpartners Group Ltd.	272,585	521
	G8 Education Ltd.	980,855	516
	Cromwell Property Group	1,682,154	512
	Jumbo Interactive Ltd.	65,858	505
	Cedar Woods Properties Ltd.	85,076	503
	Navigator Global Investments Ltd. (XASX)	305,701	498
*	St. Barbara Ltd.	1,473,526	496
*	Alpha HPA Ltd.	960,289	496
	Supply Network Ltd.	21,251	490
	Australian Ethical Investment Ltd.	105,620	483
	Healius Ltd.	817,116	476
	Infomedia Ltd.	431,948	476
*,1	Elevra Lithium Ltd.	158,418	460
	Abacus Group	583,960	459
[1]	L1 Group Ltd.	612,854	453
	Centuria Office REIT	572,970	442
*	Amplitude Energy Ltd.	2,786,598	438
*	Nuix Ltd.	272,036	434
*	Select Harvests Ltd.	165,170	420
*	Tyro Payments Ltd.	574,581	417
	Accent Group Ltd.	494,150	414
	Vulcan Steel Ltd.	87,296	414
	GWA Group Ltd.	252,354	408
	Redox Ltd.	214,278	404
	Clinuvel Pharmaceuticals Ltd.	53,557	403
*,1	Lifestyle Communities Ltd.	112,637	381
	Australian Finance Group Ltd.	244,738	381
	Myer Holdings Ltd.	1,454,336	375
*	Fineos Corp. Ltd. GDR	197,646	375
	EQT Holdings Ltd.	22,746	373
	Regal Partners Ltd.	187,404	358
	Australian Clinical Labs Ltd.	205,944	350
*	Alkane Resources Ltd.	489,395	321
*	Omni Bridgeway Ltd.	305,109	318
	Praemium Ltd.	532,255	318
*	Emeco Holdings Ltd.	396,125	311
*	ioneer Ltd.	2,417,577	292
*	Audinate Group Ltd.	89,428	288
*	EML Payments Ltd.	431,601	272
*	Baby Bunting Group Ltd.	148,688	266
	GDI Property Group Partnership	591,218	255
*	Webjet Group Ltd.	464,076	255
	HealthCo REIT	549,325	245
38

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*,1	BrainChip Holdings Ltd.	1,835,630	239
*,1	Novonix Ltd.	633,225	237
*	29Metals Ltd.	743,129	231
*	Aurelia Metals Ltd.	1,432,207	230
	Kogan.com Ltd.	103,848	216
*,1	Strike Energy Ltd.	2,897,347	208
*	Syrah Resources Ltd.	922,806	205
	Solvar Ltd.	199,813	204
*	Australian Agricultural Co. Ltd.	209,471	196
*	Mayne Pharma Group Ltd.	69,065	192
*,1	Star Entertainment Group Ltd.	3,196,933	186
*,1	Core Lithium Ltd.	2,210,284	180
*	Wildcat Resources Ltd.	1,139,021	167
*,2	AVZ Minerals Ltd.	2,502,643	164
	Humm Group Ltd.	401,850	159
*	Coast Entertainment Holdings Ltd.	447,965	132
*	Carnarvon Energy Ltd.	2,094,242	131
*	OFX Group Ltd.	262,018	106
*,2	Leo Lithium Ltd.	1,077,115	61
*,2	Firefinch Ltd.	1,170,950	29
*,2	ESG Minerals	68,277	—
			2,009,744
China (0.0%)
*,2	China Fishery Group Ltd.	264,600	—
Hong Kong (4.9%)
	AIA Group Ltd.	12,566,249	122,279
	Hong Kong Exchanges & Clearing Ltd.	1,428,264	77,845
	CK Hutchison Holdings Ltd.	3,200,559	21,224
	BOC Hong Kong Holdings Ltd.	4,274,259	21,003
	Sun Hung Kai Properties Ltd.	1,657,474	20,169
	Techtronic Industries Co. Ltd.	1,704,656	19,883
	CLP Holdings Ltd.	1,910,860	16,298
	Hang Seng Bank Ltd.	828,352	16,149
	Link REIT	3,099,737	16,142
	Lenovo Group Ltd.	9,232,000	13,468
	Galaxy Entertainment Group Ltd.	2,587,062	12,890
	Jardine Matheson Holdings Ltd.	217,752	12,785
	Hong Kong & China Gas Co. Ltd.	12,951,546	12,053
	CK Asset Holdings Ltd.	2,101,933	10,399
	Power Assets Holdings Ltd.	1,635,707	10,391
[3]	WH Group Ltd.	9,323,040	8,968
	Shenzhou International Group Holdings Ltd.	940,500	8,118
	Hongkong Land Holdings Ltd.	1,238,447	7,567
	Sands China Ltd.	2,702,336	7,043
	MTR Corp. Ltd.	1,876,186	6,883
	SITC International Holdings Co. Ltd.	1,551,586	5,725
	Henderson Land Development Co. Ltd.	1,560,190	5,488
	Sino Land Co. Ltd.	4,312,443	5,357
	Wharf Real Estate Investment Co. Ltd.	1,833,283	5,218
	CK Infrastructure Holdings Ltd.	726,313	4,724
	AAC Technologies Holdings Inc.	889,757	4,574
*	MMG Ltd.	4,764,400	4,228
	Chow Tai Fook Jewellery Group Ltd.	2,040,818	3,994
	ASMPT Ltd.	377,936	3,978
	PRADA SpA	608,404	3,590
	PCCW Ltd.	4,632,133	3,309
[3]	Samsonite Group SA	1,559,897	3,262
	Swire Properties Ltd.	1,181,235	3,218
	Wharf Holdings Ltd.	1,153,283	3,034
	Orient Overseas International Ltd.	158,500	2,743
	Swire Pacific Ltd. Class B	1,778,186	2,635
	Hang Lung Properties Ltd.	2,273,841	2,532
	Xinyi Glass Holdings Ltd.	1,896,640	2,218
	First Pacific Co. Ltd.	2,735,939	2,209
	United Laboratories International Holdings Ltd.	1,343,873	2,176
[3]	BOC Aviation Ltd.	246,025	2,157
	Johnson Electric Holdings Ltd.	452,019	2,121
	Swire Pacific Ltd. Class A	240,752	1,988
39

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1,3]	Budweiser Brewing Co. APAC Ltd.	1,951,000	1,979
	Bank of East Asia Ltd.	1,148,932	1,978
[1]	CGN Mining Co. Ltd.	3,905,000	1,965
	MGM China Holdings Ltd.	956,536	1,832
	Pacific Basin Shipping Ltd.	5,512,236	1,826
*,1	HUTCHMED China Ltd.	598,000	1,789
	Yue Yuen Industrial Holdings Ltd.	900,658	1,652
	Kerry Properties Ltd.	655,090	1,651
	Cathay Pacific Airways Ltd.	1,147,504	1,634
	Hang Lung Group Ltd.	843,920	1,606
	Wynn Macau Ltd.	1,825,229	1,552
*,1,3	FIT Hon Teng Ltd.	2,035,000	1,522
*,1	New World Development Co. Ltd.	1,643,539	1,521
	Stella International Holdings Ltd.	693,000	1,473
	VTech Holdings Ltd.	177,450	1,447
[1]	Guotai Junan International Holdings Ltd.	2,914,336	1,429
	Hysan Development Co. Ltd.	680,571	1,410
	Time Interconnect Technology Ltd.	669,994	1,348
*,1	Vobile Group Ltd.	1,979,000	1,319
	CTF Services Ltd.	1,178,887	1,274
*,1	Cowell e Holdings Inc.	318,000	1,263
*,1	Bright Smart Securities & Commodities Group Ltd.	976,000	1,222
	Luk Fook Holdings International Ltd.	380,406	1,216
	DFI Retail Group Holdings Ltd. (Registered)	342,701	1,202
*,3	HBM Holdings Ltd.	652,000	1,130
	Man Wah Holdings Ltd.	1,843,852	1,126
	Fortune REIT	1,691,996	1,093
*	SJM Holdings Ltd.	2,927,798	1,066
	Dah Sing Financial Holdings Ltd.	226,260	1,046
*,1	OSL Group Ltd.	450,000	1,019
*,1	Mongolian Mining Corp.	645,000	940
	United Energy Group Ltd.	14,430,000	921
	NagaCorp Ltd.	1,362,441	914
	VSTECS Holdings Ltd.	720,000	891
	Nexteer Automotive Group Ltd.	1,023,211	887
	Shangri-La Asia Ltd.	1,358,928	848
*,1	Realord Group Holdings Ltd.	500,000	791
	Vitasoy International Holdings Ltd.	796,304	779
[1]	SY Holdings Group Ltd.	496,500	721
*	Melco International Development Ltd.	1,106,411	665
	Dah Sing Banking Group Ltd.	460,356	652
	Chow Sang Sang Holdings International Ltd.	362,922	649
	Champion REIT	2,310,900	621
*	Deep Source Holdings Ltd.	6,320,000	618
	SUNeVision Holdings Ltd.	766,000	595
*,1	China Travel International Investment Hong Kong Ltd.	2,676,268	592
	CITIC Telecom International Holdings Ltd.	1,797,470	571
	Huabao International Holdings Ltd.	1,203,071	558
*,1	Envision Greenwise Holdings Ltd.	1,277,110	535
	Value Partners Group Ltd.	1,526,665	483
	IGG Inc.	938,628	471
*,2	Jinchuan Group International Resources Co. Ltd.	5,617,000	463
*	Super Hi International Holding Ltd.	263,000	458
	Sunlight REIT	1,370,089	416
	HKBN Ltd.	406,500	358
[1]	LK Technology Holdings Ltd.	715,341	340
	KLN Logistics Group Ltd.	354,611	328
	SmarTone Telecommunications Holdings Ltd.	525,735	327
	Cafe de Coral Holdings Ltd.	386,447	312
	Prosperity REIT	1,631,661	294
	Giordano International Ltd.	1,424,590	271
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	240,000	266
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,308,301	183
	Truly International Holdings Ltd.	1,191,603	175
	CITIC Resources Holdings Ltd.	3,162,000	169
	Texhong International Group Ltd.	287,000	168
*	Asia Cement China Holdings Corp.	504,000	165
*	Shun Tak Holdings Ltd.	1,719,370	162
	C-Mer Medical Holdings Ltd.	634,000	149
*,3	IMAX China Holding Inc.	134,375	138
40

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Far East Consortium International Ltd.	1,312,942	128
	Singamas Container Holdings Ltd.	1,423,323	119
*	Television Broadcasts Ltd.	266,547	114
*	Powerlong Real Estate Holdings Ltd.	176,000	6
			585,836
Japan (58.3%)
	Toyota Motor Corp.	12,709,974	259,120
	SoftBank Group Corp.	1,170,870	205,451
	Mitsubishi UFJ Financial Group Inc.	13,288,272	200,723
	Sony Group Corp.	7,189,050	200,212
	Hitachi Ltd.	5,258,340	179,620
	Advantest Corp.	875,996	131,177
	Sumitomo Mitsui Financial Group Inc.	4,418,064	119,614
	Tokyo Electron Ltd.	529,852	116,817
	Mitsubishi Heavy Industries Ltd.	3,832,590	115,705
	Nintendo Co. Ltd.	1,203,250	102,625
	Mizuho Financial Group Inc.	2,919,037	97,775
	Mitsubishi Corp.	4,018,563	96,496
	ITOCHU Corp.	1,521,192	88,112
	Keyence Corp.	224,266	83,233
	Tokio Marine Holdings Inc.	2,202,872	82,152
	Recruit Holdings Co. Ltd.	1,620,266	80,346
	Fast Retailing Co. Ltd.	211,760	77,741
	Mitsui & Co. Ltd.	3,024,514	74,378
	Mitsubishi Electric Corp.	2,392,214	67,921
	Shin-Etsu Chemical Co. Ltd.	2,212,950	66,519
	Hoya Corp.	402,846	65,435
	NEC Corp.	1,477,795	53,674
	Fujitsu Ltd.	2,051,020	53,450
	KDDI Corp.	3,305,432	52,690
	Daiichi Sankyo Co. Ltd.	2,202,547	52,615
	Takeda Pharmaceutical Co. Ltd.	1,887,824	50,948
	Softbank Corp.	33,937,470	48,225
	Honda Motor Co. Ltd.	4,684,058	47,343
	Aeon Co. Ltd.	2,942,784	46,545
	Japan Tobacco Inc.	1,310,669	45,654
	Fujikura Ltd.	324,322	44,164
	Marubeni Corp.	1,755,843	43,152
	Murata Manufacturing Co. Ltd.	1,990,637	42,920
	TDK Corp.	2,264,705	39,569
	Daikin Industries Ltd.	328,573	38,174
	FANUC Corp.	1,106,840	36,937
	Komatsu Ltd.	1,089,437	36,443
	Sumitomo Corp.	1,219,101	35,465
	Chugai Pharmaceutical Co. Ltd.	765,838	35,051
	Disco Corp.	104,613	34,740
	NTT Inc.	33,040,250	34,007
	Seven & i Holdings Co. Ltd.	2,660,247	33,838
	ORIX Corp.	1,360,511	33,281
	FUJIFILM Holdings Corp.	1,416,861	32,838
	Sumitomo Electric Industries Ltd.	899,003	32,775
	Mitsui Fudosan Co. Ltd.	3,116,580	32,451
	Ajinomoto Co. Inc.	1,140,768	32,355
	Sompo Holdings Inc.	1,049,760	31,992
	Suzuki Motor Corp.	2,095,588	31,285
	Panasonic Holdings Corp.	2,686,635	31,217
	MS&AD Insurance Group Holdings Inc.	1,485,004	30,613
	East Japan Railway Co.	1,245,735	30,427
	Denso Corp.	2,165,612	30,257
	Canon Inc.	1,024,011	29,407
	Dai-ichi Life Holdings Inc.	4,177,780	29,324
	Bridgestone Corp.	660,328	28,827
	Otsuka Holdings Co. Ltd.	527,321	28,699
	Mitsubishi Estate Co. Ltd.	1,336,459	28,322
	Terumo Corp.	1,714,064	27,667
	Resona Holdings Inc.	2,653,013	25,578
	Oriental Land Co. Ltd.	1,255,987	25,418
	Toyota Tsusho Corp.	824,721	25,209
	Central Japan Railway Co.	1,026,460	25,130
41

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nomura Holdings Inc.	3,483,714	24,860
	Nippon Steel Corp.	5,948,480	24,520
	Japan Post Bank Co. Ltd.	2,141,314	23,994
	Renesas Electronics Corp.	1,930,563	23,842
	Daiwa House Industry Co. Ltd.	688,870	23,372
	Kao Corp.	552,125	23,366
	SMC Corp.	66,729	22,843
	IHI Corp.	1,080,455	22,370
	Astellas Pharma Inc.	2,135,401	22,353
	Toyota Industries Corp.	201,372	21,890
	Kyocera Corp.	1,592,368	21,130
	Sumitomo Mitsui Trust Group Inc.	759,672	20,866
	Bandai Namco Holdings Inc.	661,429	20,585
	Asics Corp.	792,620	20,183
	Nitto Denko Corp.	809,935	20,171
	ENEOS Holdings Inc.	3,125,659	19,719
	Inpex Corp.	1,060,932	19,576
	Japan Post Holdings Co. Ltd.	2,072,121	19,418
	Nomura Research Institute Ltd.	498,839	19,262
	Konami Group Corp.	115,006	19,153
	Asahi Group Holdings Ltd.	1,764,262	19,022
	Lasertec Corp.	93,346	18,952
	Kansai Electric Power Co. Inc.	1,164,216	18,162
	Nippon Yusen KK	489,277	16,896
	Secom Co. Ltd.	489,794	16,557
	Sumitomo Realty & Development Co. Ltd.	387,120	16,529
	Kajima Corp.	494,642	15,946
	Olympus Corp.	1,293,220	15,916
	Sekisui House Ltd.	718,725	15,420
	Shionogi & Co. Ltd.	902,821	15,143
	Kubota Corp.	1,166,505	15,103
	Ebara Corp.	554,050	14,775
	Kawasaki Heavy Industries Ltd.	183,955	14,730
	Subaru Corp.	688,048	14,637
	SBI Holdings Inc.	326,672	14,598
	Tokyo Gas Co. Ltd.	407,334	14,295
	Ibiden Co. Ltd.	146,679	13,806
	Osaka Gas Co. Ltd.	433,965	13,655
	Pan Pacific International Holdings Corp.	2,291,040	13,629
[1]	NIDEC Corp.	1,118,132	13,604
	Japan Exchange Group Inc.	1,213,668	13,534
	Kirin Holdings Co. Ltd.	954,901	13,429
	Obayashi Corp.	782,329	13,235
	Daifuku Co. Ltd.	410,492	13,085
	Taisei Corp.	177,590	12,922
	Daiwa Securities Group Inc.	1,586,976	12,213
	Chubu Electric Power Co. Inc.	876,202	12,184
	Obic Co. Ltd.	391,940	12,158
	T&D Holdings Inc.	558,155	11,987
	Ryohin Keikaku Co. Ltd.	575,300	11,834
	Fuji Electric Co. Ltd.	164,900	11,777
	Asahi Kasei Corp.	1,494,916	11,454
	Mitsui OSK Lines Ltd.	377,595	11,219
*	Rakuten Group Inc.	1,710,565	11,191
	Aisin Corp.	620,756	11,155
	West Japan Railway Co.	526,314	10,817
	Capcom Co. Ltd.	404,972	10,575
	Sanrio Co. Ltd.	227,628	10,534
	Toray Industries Inc.	1,717,378	10,515
	SCREEN Holdings Co. Ltd.	105,934	10,042
	Sumitomo Metal Mining Co. Ltd.	300,263	9,822
	Shimano Inc.	92,933	9,736
	Nexon Co. Ltd.	467,614	9,537
	Eisai Co. Ltd.	316,134	9,389
	Yokohama Financial Group Inc.	1,270,833	9,232
	Niterra Co. Ltd.	222,787	9,139
*	Tokyo Electric Power Co. Holdings Inc.	1,795,807	8,974
	LY Corp.	3,049,288	8,960
	Minebea Mitsumi Inc.	449,899	8,892
	Yokogawa Electric Corp.	292,764	8,758
42

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Unicharm Corp.	1,415,002	8,755
	Nippon Building Fund Inc.	9,425	8,699
	Makita Corp.	287,415	8,689
	TIS Inc.	249,275	8,588
	Mitsubishi Chemical Group Corp.	1,636,846	8,550
	JX Advanced Metals Corp.	639,286	8,495
	Resonac Holdings Corp.	215,166	8,383
	Yaskawa Electric Corp.	303,220	8,317
	JFE Holdings Inc.	714,104	8,184
	Kokusai Electric Corp.	221,100	8,079
	Shimadzu Corp.	299,840	8,061
	Shiseido Co. Ltd.	477,338	8,040
	Sekisui Chemical Co. Ltd.	461,860	8,001
	Shimizu Corp.	593,348	7,965
	Isuzu Motors Ltd.	648,954	7,963
	Dai Nippon Printing Co. Ltd.	475,860	7,942
	Nitori Holdings Co. Ltd.	489,385	7,929
	Yamaha Motor Co. Ltd.	1,081,032	7,789
	Mitsubishi HC Capital Inc. (XTKS)	990,029	7,745
	Trend Micro Inc.	151,022	7,707
	Toyo Suisan Kaisha Ltd.	105,475	7,645
	BayCurrent Inc.	166,670	7,644
	Chiba Bank Ltd.	776,766	7,579
	Nippon Sanso Holdings Corp.	225,832	7,500
	MatsukiyoCocokara & Co.	411,147	7,449
	Shizuoka Financial Group Inc.	548,199	7,383
	Toho Co. Ltd.	124,899	7,321
	AGC Inc.	232,124	7,252
*	Sony Financial Group Inc.	7,180,950	7,241
	Hankyu Hanshin Holdings Inc.	268,735	7,217
	Nippon Paint Holdings Co. Ltd.	1,133,949	7,213
	TOPPAN Holdings Inc.	287,472	7,031
	Kikkoman Corp.	879,595	7,004
	M3 Inc.	492,788	6,906
	Zensho Holdings Co. Ltd.	110,170	6,860
	Seibu Holdings Inc.	194,704	6,843
	Mebuki Financial Group Inc.	1,083,670	6,762
*	Kioxia Holdings Corp.	95,800	6,681
	Japan Real Estate Investment Corp.	8,066	6,653
	Mitsui Kinzoku Co. Ltd.	64,845	6,605
	Rohm Co. Ltd.	407,576	6,527
	Sojitz Corp.	245,053	6,501
	Idemitsu Kosan Co. Ltd.	930,910	6,473
	Omron Corp.	228,689	6,377
	Daito Trust Construction Co. Ltd.	338,210	6,323
	Sanwa Holdings Corp.	231,174	6,305
	SCSK Corp.	171,515	6,303
	Tokyu Corp.	565,901	6,297
	Japan Metropolitan Fund Investment	8,067	6,240
	Square Enix Holdings Co. Ltd.	321,162	6,213
	Kawasaki Kisen Kaisha Ltd.	431,826	6,187
	Fukuoka Financial Group Inc.	212,126	6,164
	Food & Life Cos. Ltd.	125,968	6,144
	Sumitomo Forestry Co. Ltd.	586,558	6,102
	Isetan Mitsukoshi Holdings Ltd.	388,513	6,097
	Sysmex Corp.	545,033	6,076
	Kyoto Financial Group Inc.	294,540	5,967
*	Nissan Motor Co. Ltd.	2,567,391	5,868
*	Rakuten Bank Ltd.	106,500	5,846
	Hulic Co. Ltd.	562,941	5,816
	Azbil Corp.	585,884	5,775
	Nippon Express Holdings Inc.	271,053	5,767
	Furukawa Electric Co. Ltd.	81,273	5,753
	MEIJI Holdings Co. Ltd.	295,398	5,686
	Ono Pharmaceutical Co. Ltd.	465,701	5,683
	Ricoh Co. Ltd.	660,204	5,664
	Tokyu Fudosan Holdings Corp.	701,019	5,649
	Hikari Tsushin Inc.	20,869	5,528
	Japan Post Insurance Co. Ltd.	212,976	5,508
	Yokohama Rubber Co. Ltd.	153,812	5,489
43

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Kinden Corp.	135,521	5,429
	Kyushu Electric Power Co. Inc.	550,178	5,400
	Otsuka Corp.	268,548	5,309
	Nomura Real Estate Master Fund Inc.	4,975	5,308
	NGK Insulators Ltd.	310,805	5,244
	Sumitomo Chemical Co. Ltd.	1,775,530	5,222
	MISUMI Group Inc.	331,111	5,162
	Nippon Prologis REIT Inc.	8,678	5,047
	Nissan Chemical Corp.	149,142	5,039
	KDX Realty Investment Corp.	4,479	4,959
	Japan Steel Works Ltd.	75,381	4,937
	CyberAgent Inc.	494,312	4,927
	Mitsui Chemicals Inc.	207,888	4,908
	USS Co. Ltd.	443,914	4,900
	Mazda Motor Corp.	707,332	4,874
	Brother Industries Ltd.	284,557	4,843
	Dentsu Group Inc.	243,973	4,832
	Socionext Inc.	213,700	4,809
	Haseko Corp.	297,391	4,803
	Kurita Water Industries Ltd.	126,564	4,795
	Skylark Holdings Co. Ltd.	264,967	4,793
	Yamato Holdings Co. Ltd.	325,600	4,761
	Hachijuni Bank Ltd.	472,206	4,757
	GLP J-Reit	5,236	4,747
	Tosoh Corp.	329,173	4,693
	Kobe Steel Ltd.	397,306	4,676
	Oji Holdings Corp.	922,209	4,653
	Hoshizaki Corp.	128,112	4,508
	Mitsui E&S Co. Ltd.	110,757	4,503
	Suntory Beverage & Food Ltd.	148,214	4,486
	Hirose Electric Co. Ltd.	33,311	4,463
	NOF Corp.	250,316	4,454
	TOTO Ltd.	174,166	4,418
[1]	Nissin Foods Holdings Co. Ltd.	242,975	4,386
	Kyowa Kirin Co. Ltd.	282,502	4,374
	Tokyo Ohka Kogyo Co. Ltd.	119,748	4,370
	Iyogin Holdings Inc.	279,525	4,368
	Amada Co. Ltd.	365,269	4,356
	United Urban Investment Corp.	3,591	4,346
	Kyushu Railway Co.	170,770	4,331
[1]	Yakult Honsha Co. Ltd.	287,560	4,305
	Daiwa House REIT Investment Corp.	4,995	4,304
	Tokyo Tatemono Co. Ltd.	229,039	4,276
	Horiba Ltd.	45,920	4,266
	Orix JREIT Inc.	6,284	4,254
	Gunma Bank Ltd.	405,872	4,219
	NH Foods Ltd.	113,260	4,183
	Nikon Corp.	358,304	4,179
	Kintetsu Group Holdings Co. Ltd.	220,054	4,176
	J Front Retailing Co. Ltd.	277,238	4,170
	ZOZO Inc.	481,304	4,161
	Open House Group Co. Ltd.	86,424	4,159
	Sapporo Holdings Ltd.	86,508	4,157
	Seiko Epson Corp.	325,313	4,122
	MonotaRO Co. Ltd.	294,816	4,113
	SUMCO Corp.	403,052	4,107
	Odakyu Electric Railway Co. Ltd.	387,856	4,102
	Taiyo Yuden Co. Ltd.	143,681	4,081
	SG Holdings Co. Ltd.	443,300	4,074
	Keisei Electric Railway Co. Ltd.	504,556	4,027
	McDonald's Holdings Co. Japan Ltd.	102,600	4,014
	Asahi Intecc Co. Ltd.	252,852	4,010
	Kuraray Co. Ltd.	367,467	3,982
	Invincible Investment Corp.	8,837	3,948
	Santen Pharmaceutical Co. Ltd.	397,507	3,895
	Tohoku Electric Power Co. Inc.	559,040	3,825
	Rohto Pharmaceutical Co. Ltd.	246,494	3,823
	Toyo Tire Corp.	138,130	3,775
	Electric Power Development Co. Ltd.	197,908	3,761
	Mitsubishi Gas Chemical Co. Inc.	202,890	3,754
44

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Medipal Holdings Corp.	229,151	3,728
	Hamamatsu Photonics KK	332,678	3,724
	BIPROGY Inc.	91,999	3,716
	Marui Group Co. Ltd.	191,358	3,670
	Kobe Bussan Co. Ltd.	157,900	3,664
	Lixil Corp.	330,302	3,661
	Tobu Railway Co. Ltd.	226,699	3,656
	Kandenko Co. Ltd.	119,514	3,653
	Sankyo Co. Ltd.	210,390	3,650
*,1	Metaplanet Inc.	1,157,500	3,649
	Takasago Thermal Engineering Co. Ltd.	122,896	3,647
	Oracle Corp. Japan	39,517	3,643
[1]	Tokyo Metro Co. Ltd.	346,000	3,637
	Nomura Real Estate Holdings Inc.	633,100	3,616
	Sumitomo Heavy Industries Ltd.	135,103	3,612
	Takashimaya Co. Ltd.	337,714	3,612
	Shimamura Co. Ltd.	55,902	3,604
	Taiheiyo Cement Corp.	132,036	3,582
	Modec Inc.	54,409	3,529
	77 Bank Ltd.	81,970	3,513
	ANA Holdings Inc.	186,201	3,490
	Hitachi Construction Machinery Co. Ltd.	106,837	3,477
	Persol Holdings Co. Ltd.	2,090,710	3,468
	Advance Residence Investment Corp.	3,165	3,426
	THK Co. Ltd.	127,799	3,403
	COMSYS Holdings Corp.	133,191	3,359
	Kewpie Corp.	119,474	3,315
	NHK Spring Co. Ltd.	176,741	3,314
	Sega Sammy Holdings Inc.	178,767	3,308
	Koito Manufacturing Co. Ltd.	221,942	3,305
	Nabtesco Corp.	130,721	3,275
	Zenkoku Hosho Co. Ltd.	158,430	3,256
	Japan Hotel REIT Investment Corp.	5,558	3,238
	Nisshin Seifun Group Inc.	285,205	3,224
	Hokuhoku Financial Group Inc.	131,505	3,222
	EXEO Group Inc.	222,968	3,216
	Japan Airlines Co. Ltd.	174,841	3,150
	Yamazaki Baking Co. Ltd.	160,241	3,149
	Tokyo Seimitsu Co. Ltd.	45,721	3,145
	Keio Corp.	131,425	3,117
	Tsuruha Holdings Inc.	179,155	3,111
	Kraftia Corp.	58,418	3,090
	Toyo Seikan Group Holdings Ltd.	135,331	3,038
	Kamigumi Co. Ltd.	99,885	2,998
	Dexerials Corp.	185,040	2,985
	GS Yuasa Corp.	106,338	2,969
	Cosmo Energy Holdings Co. Ltd.	129,918	2,967
	Air Water Inc.	211,469	2,953
	Hirogin Holdings Inc.	314,326	2,937
	Penta-Ocean Construction Co. Ltd.	319,775	2,928
	Kansai Paint Co. Ltd.	181,586	2,915
	Mitsubishi Materials Corp.	150,968	2,907
	Japan Prime Realty Investment Corp.	4,239	2,884
	Credit Saison Co. Ltd.	117,625	2,865
	Yamaha Corp.	452,883	2,858
	Lion Corp.	289,321	2,851
	Fujitec Co. Ltd.	77,640	2,849
	GMO Payment Gateway Inc.	52,192	2,847
	Alfresa Holdings Corp.	201,100	2,841
	Rinnai Corp.	124,308	2,818
	Nifco Inc.	97,110	2,814
	Toho Gas Co. Ltd.	92,682	2,767
	Maruwa Co. Ltd.	9,762	2,760
	NSK Ltd.	546,310	2,753
	Nikkon Holdings Co. Ltd.	121,306	2,736
	Daishi Hokuetsu Financial Group Inc.	281,788	2,718
	Nippon Electric Glass Co. Ltd.	80,664	2,716
	Sankyu Inc.	52,668	2,689
	Iida Group Holdings Co. Ltd.	174,838	2,677
	Kadokawa Corp.	118,888	2,669
45

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Ulvac Inc.	58,775	2,666
	Suzuken Co. Ltd.	70,193	2,666
	ALSOK Co. Ltd.	389,645	2,663
	Yamato Kogyo Co. Ltd.	42,154	2,657
	Nichirei Corp.	223,702	2,648
	JTEKT Corp.	261,810	2,619
	Sugi Holdings Co. Ltd.	120,393	2,601
	Stanley Electric Co. Ltd.	131,649	2,586
	Organo Corp.	29,872	2,564
	Nagoya Railroad Co. Ltd.	234,150	2,561
	Industrial & Infrastructure Fund Investment Corp.	2,753	2,558
	Mitsui Fudosan Logistics Park Inc.	3,529	2,558
	Kyushu Financial Group Inc.	446,091	2,557
	Kakaku.com Inc.	143,069	2,543
	Alps Alpine Co. Ltd.	200,920	2,531
	Nishi-Nippon Financial Holdings Inc.	147,842	2,526
	Japan Airport Terminal Co. Ltd.	80,983	2,516
	Mitsubishi Logistics Corp.	346,800	2,515
	Keikyu Corp.	269,304	2,512
	JGC Holdings Corp.	248,114	2,510
	Chugin Financial Group Inc.	179,901	2,509
	Sumitomo Rubber Industries Ltd.	210,845	2,469
	Sekisui House REIT Inc.	4,784	2,462
	Internet Initiative Japan Inc.	134,692	2,430
	Taiyo Holdings Co. Ltd.	45,240	2,420
	ADEKA Corp.	106,138	2,405
	Nippon Gas Co. Ltd.	125,651	2,405
	DMG Mori Co. Ltd.	154,724	2,400
	Dowa Holdings Co. Ltd.	65,729	2,383
	Yamaguchi Financial Group Inc.	208,004	2,383
	Coca-Cola Bottlers Japan Holdings Inc.	148,399	2,375
	Iwatani Corp.	227,844	2,372
	Kokuyo Co. Ltd.	409,128	2,348
	Mitsui Fudosan Accommodations Fund Inc.	2,780	2,343
	Nagase & Co. Ltd.	106,485	2,325
	Macnica Holdings Inc.	162,977	2,320
	Nissui Corp.	331,575	2,310
	Daicel Corp.	268,379	2,309
	Micronics Japan Co. Ltd.	39,047	2,303
	Resorttrust Inc.	195,388	2,302
	Nankai Electric Railway Co. Ltd.	127,190	2,297
	Miura Co. Ltd.	117,743	2,280
	UACJ Corp.	175,276	2,263
*	Sumitomo Pharma Co. Ltd.	207,262	2,260
	Canon Marketing Japan Inc.	54,089	2,252
	Anritsu Corp.	152,153	2,250
	INFRONEER Holdings Inc.	206,495	2,212
	Activia Properties Inc.	2,410	2,205
	Nichias Corp.	58,839	2,196
	Keihan Holdings Co. Ltd.	108,343	2,195
	DIC Corp.	93,219	2,193
	Namura Shipbuilding Co. Ltd.	63,900	2,167
	Nihon Kohden Corp.	186,302	2,153
	Sumitomo Bakelite Co. Ltd.	64,700	2,152
	Mitsui-Soko Holdings Co. Ltd.	81,900	2,149
	Welcia Holdings Co. Ltd.	107,064	2,135
	Sundrug Co. Ltd.	78,293	2,113
	Senko Group Holdings Co. Ltd.	161,410	2,107
	Chugoku Electric Power Co. Inc.	377,867	2,102
	LaSalle Logiport REIT	2,111	2,044
	Toho Holdings Co. Ltd.	63,660	2,042
	Takara Holdings Inc.	200,179	2,039
	Cosmos Pharmaceutical Corp.	45,352	2,029
	Hakuhodo DY Holdings Inc.	279,543	2,023
	Kobayashi Pharmaceutical Co. Ltd.	60,814	2,022
	Japan Logistics Fund Inc.	3,122	2,021
	Tokyo Century Corp.	170,732	2,015
	Tokuyama Corp.	81,182	2,015
	Zeon Corp.	194,014	1,991
	Japan Elevator Service Holdings Co. Ltd.	169,100	1,991
46

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Tomy Co. Ltd.	96,386	1,983
	Hazama Ando Corp.	177,259	1,983
*	Mercari Inc.	132,923	1,971
	Nitto Boseki Co. Ltd.	34,869	1,968
	Wacoal Holdings Corp.	56,167	1,959
*	Visional Inc.	28,163	1,955
	Casio Computer Co. Ltd.	246,860	1,935
	Amano Corp.	72,880	1,934
	Fuyo General Lease Co. Ltd.	73,733	1,928
	OBIC Business Consultants Co. Ltd.	33,606	1,923
	Ezaki Glico Co. Ltd.	59,858	1,913
	Kanematsu Corp.	94,014	1,903
[1]	NS Solutions Corp.	75,096	1,892
	Fuji Corp.	97,236	1,887
	Yamada Holdings Co. Ltd.	626,573	1,884
	Mabuchi Motor Co. Ltd.	106,522	1,882
	Konica Minolta Inc.	547,441	1,880
	Shiga Bank Ltd.	46,264	1,869
	Mitsubishi Motors Corp.	763,091	1,860
	Mirait One Corp.	94,838	1,838
	Teijin Ltd.	209,506	1,833
	Sanki Engineering Co. Ltd.	53,098	1,825
	Toyoda Gosei Co. Ltd.	78,559	1,818
	Tsumura & Co.	78,265	1,815
	Park24 Co. Ltd.	154,912	1,810
	Maruichi Steel Tube Ltd.	213,981	1,809
	Shikoku Electric Power Co. Inc.	202,525	1,808
	MEITEC Group Holdings Inc.	87,743	1,799
	ABC-Mart Inc.	104,898	1,797
	Daiwabo Holdings Co. Ltd.	96,080	1,795
	Jeol Ltd.	53,424	1,795
	Meidensha Corp.	45,315	1,795
	Koei Tecmo Holdings Co. Ltd.	133,386	1,795
	North Pacific Bank Ltd.	382,693	1,792
	Takeuchi Manufacturing Co. Ltd.	43,341	1,787
	Yonex Co. Ltd.	69,328	1,783
	Inaba Denki Sangyo Co. Ltd.	60,360	1,777
	Ferrotec Corp.	54,141	1,775
	Morinaga Milk Industry Co. Ltd.	82,026	1,771
	AEON REIT Investment Corp.	2,084	1,764
	Nipro Corp.	179,848	1,756
	Makino Milling Machine Co. Ltd.	24,113	1,752
	Sinfonia Technology Co. Ltd.	25,378	1,747
	Frontier Real Estate Investment Corp.	2,971	1,745
	Toda Corp.	256,920	1,731
	Hisamitsu Pharmaceutical Co. Inc.	66,103	1,718
	Furuno Electric Co. Ltd.	29,489	1,711
	Goldwin Inc.	102,696	1,696
	Shibaura Mechatronics Corp.	14,400	1,696
	Calbee Inc.	90,650	1,687
	Comforia Residential REIT Inc.	799	1,685
	Hanwa Co. Ltd.	40,329	1,682
	NSD Co. Ltd.	78,452	1,676
	Hyakugo Bank Ltd.	269,938	1,674
	Hulic REIT Inc.	1,502	1,672
	Aozora Bank Ltd.	116,221	1,664
	SKY Perfect JSAT Holdings Inc.	168,330	1,656
	Nippon Kayaku Co. Ltd.	180,818	1,653
	Rorze Corp.	118,060	1,644
	Kose Corp.	42,866	1,642
	Mori Hills REIT Investment Corp.	1,731	1,642
	SWCC Corp.	33,699	1,637
	Nihon M&A Center Holdings Inc.	346,024	1,630
	H.U. Group Holdings Inc.	66,542	1,624
	Daiwa Securities Living Investments Corp.	2,265	1,623
	Rakus Co. Ltd.	200,302	1,617
	Hokkaido Electric Power Co. Inc.	231,870	1,614
	Rengo Co. Ltd.	264,226	1,609
*	Sharp Corp.	289,915	1,609
	Sotetsu Holdings Inc.	95,738	1,605
47

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Seiko Group Corp.	34,693	1,593
	Citizen Watch Co. Ltd.	228,981	1,589
	Suruga Bank Ltd.	157,483	1,576
*	Money Forward Inc.	53,901	1,570
	UBE Corp.	106,600	1,567
	Daihen Corp.	23,607	1,545
	Meiko Electronics Co. Ltd.	23,418	1,540
	Max Co. Ltd.	42,418	1,538
	GMO internet group Inc.	68,612	1,537
	Toridoll Holdings Corp.	52,700	1,526
	Daido Steel Co. Ltd.	160,825	1,522
[1]	DeNA Co. Ltd.	86,735	1,521
	Blue Zones Holdings Co. Ltd.	29,801	1,517
	Kaneka Corp.	54,930	1,516
	Dai-Dan Co. Ltd.	34,138	1,513
	Tokai Carbon Co. Ltd.	225,486	1,510
	Nojima Corp.	203,900	1,506
	Nippon Shokubai Co. Ltd.	129,908	1,505
	Pigeon Corp.	132,695	1,501
	Kagome Co. Ltd.	86,734	1,498
	Morinaga & Co. Ltd.	86,820	1,496
	Daiwa Office Investment Corp.	609	1,491
	Ushio Inc.	89,237	1,480
	Mori Trust REIT Inc.	2,919	1,472
	CKD Corp.	68,645	1,470
	Nippon Television Holdings Inc.	60,400	1,465
	Kusuri no Aoki Holdings Co. Ltd.	57,778	1,464
	H2O Retailing Corp.	108,112	1,463
	Tsubakimoto Chain Co.	104,432	1,462
	Yoshinoya Holdings Co. Ltd.	73,702	1,455
	Denka Co. Ltd.	100,171	1,454
	Seino Holdings Co. Ltd.	102,910	1,454
	San-In Godo Bank Ltd.	164,598	1,447
	Kyoritsu Maintenance Co. Ltd.	74,276	1,446
	Round One Corp.	201,303	1,445
	Japan Petroleum Exploration Co. Ltd.	172,085	1,438
	Aica Kogyo Co. Ltd.	60,755	1,431
	SHO-BOND Holdings Co. Ltd.	45,086	1,431
*	SHIFT Inc.	206,600	1,424
	JVCKenwood Corp.	177,475	1,422
	Tokyo Kiraboshi Financial Group Inc.	29,765	1,417
	NOK Corp.	79,429	1,410
	Kotobuki Spirits Co. Ltd.	117,065	1,404
	Kanadevia Corp.	189,134	1,401
	Sawai Group Holdings Co. Ltd.	117,344	1,401
	NTT UD REIT Investment Corp.	1,576	1,396
	PAL GROUP Holdings Co. Ltd.	107,308	1,381
	Lintec Corp.	53,667	1,364
	DTS Corp.	162,848	1,357
	Ship Healthcare Holdings Inc.	90,610	1,355
	Dentsu Soken Inc.	27,292	1,352
	Anycolor Inc.	34,600	1,350
	K's Holdings Corp.	136,060	1,349
	Yodoko Ltd.	157,950	1,332
	Juroku Financial Group Inc.	36,537	1,331
	Sumitomo Warehouse Co. Ltd.	63,036	1,330
	Toyota Boshoku Corp.	87,026	1,323
	Glory Ltd.	55,343	1,322
	Ain Holdings Inc.	31,507	1,320
	ARE Holdings Inc.	82,916	1,317
	NTN Corp.	588,417	1,314
	Ito En Ltd.	63,134	1,301
	Acom Co. Ltd.	453,526	1,293
	TBS Holdings Inc.	37,437	1,293
	Tokyu REIT Inc.	1,004	1,289
	AEON Financial Service Co. Ltd.	131,631	1,288
	Japan Excellent Inc.	1,343	1,282
	Nippon Shinyaku Co. Ltd.	60,960	1,276
	Kiyo Bank Ltd.	65,400	1,274
	House Foods Group Inc.	67,754	1,270
48

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Inabata & Co. Ltd.	56,398	1,263
	Nisshinbo Holdings Inc.	159,611	1,261
	Seven Bank Ltd.	686,272	1,261
	Harmonic Drive Systems Inc.	68,320	1,258
	EDION Corp.	94,957	1,249
	Kumagai Gumi Co. Ltd.	137,348	1,247
	Create Restaurants Holdings Inc.	261,052	1,245
	Relo Group Inc.	114,416	1,232
	Bank of Nagoya Ltd.	48,054	1,227
	Nishi-Nippon Railroad Co. Ltd.	84,047	1,221
	Heiwa Real Estate REIT Inc.	1,219	1,221
	OSG Corp.	84,097	1,219
	NIPPON REIT Investment Corp.	1,923	1,214
	OKUMA Corp.	54,480	1,213
	Toei Co. Ltd.	34,040	1,210
	Osaka Soda Co. Ltd.	113,195	1,208
[1]	Towa Corp.	78,814	1,206
	KYB Corp.	47,454	1,203
	Chugoku Marine Paints Ltd.	44,936	1,201
	Pilot Corp.	39,584	1,195
	Senshu Ikeda Holdings Inc.	276,964	1,195
	Mizuno Corp.	66,045	1,191
	Okamura Corp.	81,423	1,191
	Seiren Co. Ltd.	58,082	1,189
	Oki Electric Industry Co. Ltd.	98,410	1,176
*	PeptiDream Inc.	115,730	1,172
[1]	Colowide Co. Ltd.	107,337	1,164
	Musashi Seimitsu Industry Co. Ltd.	51,504	1,162
	Pacific Industrial Co. Ltd.	58,292	1,162
	TechnoPro Holdings Inc.	37,056	1,161
	Saizeriya Co. Ltd.	35,381	1,157
	Simplex Holdings Inc.	41,500	1,157
	Hokuriku Electric Power Co.	207,842	1,156
	Starts Corp. Inc.	37,160	1,154
	Arcs Co. Ltd.	56,741	1,153
	Nippon Soda Co. Ltd.	51,844	1,149
	Duskin Co. Ltd.	47,495	1,145
	Tokai Tokyo Financial Holdings Inc.	308,134	1,142
	Maruha Nichiro Corp.	50,932	1,139
	Takuma Co. Ltd.	74,152	1,137
	Mitsubishi Estate Logistics REIT Investment Corp.	1,419	1,137
	Kaga Electronics Co. Ltd.	48,936	1,133
	Fukuoka REIT Corp.	920	1,128
	Toei Animation Co. Ltd.	60,150	1,127
	Sangetsu Corp.	57,505	1,124
	Sumitomo Densetsu Co. Ltd.	17,835	1,122
	DCM Holdings Co. Ltd.	120,862	1,121
	Nanto Bank Ltd.	33,621	1,118
	Taikisha Ltd.	56,334	1,115
	Aichi Financial Group Inc.	43,243	1,115
	Ogaki Kyoritsu Bank Ltd.	46,519	1,114
	Itoham Yonekyu Holdings Inc.	31,127	1,113
	Star Asia Investment Corp.	2,793	1,112
	Mizuho Leasing Co. Ltd.	138,630	1,111
	Hoshino Resorts REIT Inc.	664	1,110
[1]	Fuji Media Holdings Inc.	49,384	1,102
	Paramount Bed Holdings Co. Ltd.	48,122	1,102
	Bic Camera Inc.	108,793	1,097
*	Sansan Inc.	92,885	1,096
	Nishimatsu Construction Co. Ltd.	31,721	1,090
	C Uyemura & Co. Ltd.	13,300	1,082
	Toa Corp.	70,472	1,079
	Fuji Oil Co. Ltd.	51,990	1,075
	As One Corp.	65,568	1,070
	Nakanishi Inc.	80,634	1,068
	Megmilk Snow Brand Co. Ltd.	58,106	1,066
	Seria Co. Ltd.	55,757	1,062
	Toagosei Co. Ltd.	106,714	1,059
	Aiful Corp.	359,442	1,057
	Daiseki Co. Ltd.	50,184	1,056
49

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Keiyo Bank Ltd.	124,653	1,052
	CCI Group Inc.	245,740	1,050
	Tamron Co. Ltd.	146,616	1,041
	Tokai Rika Co. Ltd.	57,970	1,041
	Japan Securities Finance Co. Ltd.	90,181	1,036
	Kato Sangyo Co. Ltd.	26,999	1,036
	Nippon Light Metal Holdings Co. Ltd.	70,934	1,033
	Exedy Corp.	30,363	1,020
	Kissei Pharmaceutical Co. Ltd.	38,952	1,017
	TKC Corp.	38,764	1,014
	Japan Material Co. Ltd.	80,936	1,011
	Takasago International Corp.	103,265	1,009
	TS Tech Co. Ltd.	85,022	1,008
	Monogatari Corp.	40,226	1,006
	Valor Holdings Co. Ltd.	54,925	1,005
	Nihon Parkerizing Co. Ltd.	115,451	1,003
	Raito Kogyo Co. Ltd.	47,888	1,002
	Fujimi Inc.	63,730	997
	TOKAI Holdings Corp.	150,475	996
	PALTAC Corp.	33,552	990
	Tadano Ltd.	141,966	986
	Monex Group Inc.	212,918	978
	Nippn Corp.	68,363	972
	KOMEDA Holdings Co. Ltd.	51,558	971
[1]	Shochiku Co. Ltd.	12,056	970
	Okasan Securities Group Inc.	216,256	969
	Nippon Paper Industries Co. Ltd.	128,309	960
	Hyakujushi Bank Ltd.	27,378	958
	JMDC Inc.	30,200	957
	Justsystems Corp.	29,442	951
	Riken Keiki Co. Ltd.	41,740	951
	Kitz Corp.	84,688	949
	Global One Real Estate Investment Corp.	1,029	946
	Jaccs Co. Ltd.	35,984	941
	Daiei Kankyo Co. Ltd.	42,200	939
	Nomura Micro Science Co. Ltd.	36,800	938
	Okumura Corp.	29,085	922
[1]	Kasumigaseki Capital Co. Ltd.	16,890	921
	Systena Corp.	266,820	918
	Workman Co. Ltd.	24,381	917
	Noritake Co. Ltd.	29,180	914
	Nisshin Oillio Group Ltd.	27,590	912
	JAFCO Group Co. Ltd.	58,165	909
	Gunze Ltd.	36,844	908
	Katitas Co. Ltd.	55,800	907
	Kaken Pharmaceutical Co. Ltd.	37,939	902
	Bunka Shutter Co. Ltd.	67,948	896
	Takara Standard Co. Ltd.	55,481	896
	Ohsho Food Service Corp.	40,950	895
	Sanyo Denki Co. Ltd.	34,977	894
	Fuji Seal International Inc.	50,503	888
	TOMONY Holdings Inc.	200,408	888
	Financial Partners Group Co. Ltd.	64,018	887
	Totetsu Kogyo Co. Ltd.	32,270	886
	Izumi Co. Ltd.	47,215	880
	Sumitomo Osaka Cement Co. Ltd.	35,126	877
	Musashino Bank Ltd.	32,551	876
	Pola Orbis Holdings Inc.	101,352	873
	Hankyu Hanshin REIT Inc.	759	873
	Toyo Ink SC Holdings Co. Ltd.	42,722	871
	Tsugami Corp.	49,162	871
	Hosiden Corp.	54,534	869
	Itoki Corp.	53,900	869
	Chudenko Corp.	31,582	862
	Daiichikosho Co. Ltd.	84,214	861
	Yellow Hat Ltd.	85,532	861
	Wacom Co. Ltd.	158,231	859
	Tocalo Co. Ltd.	57,856	848
	Toyobo Co. Ltd.	114,292	848
	U-Next Holdings Co. Ltd.	63,882	843
50

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Iino Kaiun Kaisha Ltd.	102,995	840
	GungHo Online Entertainment Inc.	49,334	834
	Awa Bank Ltd.	35,223	832
	Mixi Inc.	41,242	832
	FCC Co. Ltd.	40,838	825
	Megachips Corp.	15,717	824
	FP Corp.	50,586	822
	Joyful Honda Co. Ltd.	61,714	816
	Sakata Seed Corp.	31,750	814
	Shinmaywa Industries Ltd.	62,629	814
	San-Ai Obbli Co. Ltd.	61,142	810
	Fukuyama Transporting Co. Ltd.	32,545	808
	Mani Inc.	84,015	804
	Rigaku Holdings Corp.	125,600	804
	San-A Co. Ltd.	46,032	801
	Kurabo Industries Ltd.	17,504	796
	Sun Corp.	14,188	795
	Maruzen Showa Unyu Co. Ltd.	17,538	789
	Leopalace21 Corp.	192,676	787
	Heiwa Corp.	60,356	785
	JCU Corp.	26,498	782
	Nextage Co. Ltd.	51,900	780
	MOS Food Services Inc.	30,786	772
	Mitsuboshi Belting Ltd.	32,001	771
	Trusco Nakayama Corp.	48,918	771
	Maxell Ltd.	53,102	770
	Toyo Construction Co. Ltd.	68,270	770
	Okinawa Cellular Telephone Co.	46,112	769
	Nippon Densetsu Kogyo Co. Ltd.	41,038	766
	Tosei Corp.	35,873	763
	Open Up Group Inc.	68,374	763
	Heiwa Real Estate Co. Ltd.	52,070	762
	Aoyama Trading Co. Ltd.	51,382	760
	Kureha Corp.	31,778	760
	JINS Holdings Inc.	15,030	758
	Fukuda Denshi Co. Ltd.	16,742	757
	Yokogawa Bridge Holdings Corp.	42,359	756
	Fuji Kyuko Co. Ltd.	46,793	753
	Heiwado Co. Ltd.	40,962	753
	Fuso Chemical Co. Ltd.	22,612	750
	Shibaura Machine Co. Ltd.	26,893	747
	Japan Aviation Electronics Industry Ltd.	49,691	742
	Komeri Co. Ltd.	35,670	742
	Ariake Japan Co. Ltd.	21,117	741
	MCJ Co. Ltd.	78,308	739
	Kanamoto Co. Ltd.	31,675	738
	Hamakyorex Co. Ltd.	74,316	737
	Yamaichi Electronics Co. Ltd.	24,800	735
	Hiday Hidaka Corp.	34,349	733
	Kurimoto Ltd.	65,225	732
	Mitsubishi Pencil Co. Ltd.	55,192	732
	Shikoku Kasei Holdings Corp.	41,044	731
	Mandom Corp.	46,427	730
	Nittetsu Mining Co. Ltd.	66,220	725
	Transcosmos Inc.	30,577	725
	Nichicon Corp.	72,114	724
	CRE Logistics REIT Inc.	711	724
*	Hino Motors Ltd.	317,956	722
	Topre Corp.	49,712	721
	Sakata INX Corp.	48,806	720
	Digital Garage Inc.	33,648	719
	Hogy Medical Co. Ltd.	20,696	718
	Autobacs Seven Co. Ltd.	71,714	717
	Life Corp.	45,620	716
	Takara Leben Real Estate Investment Corp.	1,186	715
	Happinet Corp.	17,534	714
	Maeda Kosen Co. Ltd.	57,000	712
	KH Neochem Co. Ltd.	39,837	712
	Appier Group Inc.	84,400	708
*	Sanken Electric Co. Ltd.	14,696	706
51

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Yamanashi Chuo Bank Ltd.	33,156	706
	Taihei Dengyo Kaisha Ltd.	50,190	704
	Ai Holdings Corp.	40,536	704
	Galilei Co. Ltd.	30,196	702
	SOSiLA Logistics REIT Inc.	875	700
	PILLAR Corp.	22,200	699
	Noritsu Koki Co. Ltd.	64,215	697
	YAMABIKO Corp.	41,747	697
	SMS Co. Ltd.	80,768	696
	Sumitomo Riko Co. Ltd.	40,933	693
	Fujita Kanko Inc.	9,565	692
	Ichigo Office REIT Investment Corp.	1,119	689
	Nitto Kogyo Corp.	28,477	682
	Ryoyo Ryosan Holdings Inc.	35,376	682
	Mirai Corp.	2,170	680
	Morita Holdings Corp.	44,916	679
	Itochu Enex Co. Ltd.	57,488	678
	Yurtec Corp.	42,051	678
	Furukawa Co. Ltd.	34,147	673
	First Bank of Toyama Ltd.	70,771	669
	Nippon Seiki Co. Ltd.	57,791	668
	Matsui Securities Co. Ltd.	133,923	667
	Create SD Holdings Co. Ltd.	32,199	667
	Konoike Transport Co. Ltd.	32,259	667
	Uchida Yoko Co. Ltd.	9,859	665
[1]	Hokuetsu Corp.	124,756	662
	Japan Wool Textile Co. Ltd.	62,600	660
	Arata Corp.	33,898	660
	Genky DrugStores Co. Ltd.	19,800	659
	Digital Arts Inc.	13,356	653
	Nikkiso Co. Ltd.	66,720	652
	Nomura Co. Ltd.	97,940	652
	Shoei Co. Ltd.	61,400	652
	Toho Bank Ltd.	219,450	649
	Mitsui High-Tec Inc.	129,240	645
	Totech Corp.	31,200	644
[1]	Sakura Internet Inc.	28,600	638
	TechMatrix Corp.	43,900	621
	San ju San Financial Group Inc.	26,173	619
	Aichi Steel Corp.	35,888	618
	Future Corp.	43,832	618
	Oita Bank Ltd.	18,729	618
	Nohmi Bosai Ltd.	25,000	615
	Earth Corp.	18,839	615
	Hosokawa Micron Corp.	16,542	611
	Nishio Holdings Co. Ltd.	21,433	610
	Central Automotive Products Ltd.	52,200	608
	Nishimatsuya Chain Co. Ltd.	45,380	607
	Funai Soken Holdings Inc.	38,456	606
	Shin Nippon Air Technologies Co. Ltd.	30,300	605
	Teikoku Sen-I Co. Ltd.	27,103	603
	METAWATER Co. Ltd.	28,096	603
	Aisan Industry Co. Ltd.	44,251	600
	Mitsuuroko Group Holdings Co. Ltd.	43,900	600
	Tokyu Construction Co. Ltd.	88,180	600
	Tri Chemical Laboratories Inc.	31,100	600
	Toshiba TEC Corp.	29,687	599
[1]	Union Tool Co.	11,256	598
	BML Inc.	25,203	597
	Eizo Corp.	42,020	596
	Belc Co. Ltd.	12,646	594
	Argo Graphics Inc.	66,800	593
[1]	OSAKA Titanium Technologies Co. Ltd.	34,414	593
	Ricoh Leasing Co. Ltd.	16,137	593
	Token Corp.	6,466	593
	JAC Recruitment Co. Ltd.	90,036	593
	Eiken Chemical Co. Ltd.	38,456	588
	Okinawa Financial Group Inc.	23,580	588
	T Hasegawa Co. Ltd.	33,499	587
	Menicon Co. Ltd.	75,284	587
52

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	JBCC Holdings Inc.	70,000	587
	Zuken Inc.	18,735	579
	Zacros Corp.	84,520	578
	Elecom Co. Ltd.	49,422	578
	Tokyo Steel Manufacturing Co. Ltd.	65,449	578
	Shibuya Corp.	26,004	577
	Shin-Etsu Polymer Co. Ltd.	45,932	575
*	Nxera Pharma Co. Ltd.	98,200	571
	Ishihara Sangyo Kaisha Ltd.	37,039	570
	Krosaki Harima Corp.	21,124	566
	Nitta Corp.	21,611	566
	UT Group Co. Ltd.	31,700	564
	Showa Sangyo Co. Ltd.	29,486	563
	Ryobi Ltd.	31,477	562
	Yamazen Corp.	60,692	562
	Konishi Co. Ltd.	70,060	561
	Ichigo Inc.	229,343	559
	Wakita & Co. Ltd.	48,599	559
	Optex Group Co. Ltd.	36,968	558
	Okamoto Industries Inc.	17,029	557
	Npr Riken Corp.	27,520	557
	Kohnan Shoji Co. Ltd.	22,977	556
	Towa Pharmaceutical Co. Ltd.	30,180	556
	Onward Holdings Co. Ltd.	132,159	555
	Prima Meat Packers Ltd.	34,565	555
	Nichiha Corp.	31,168	554
	Central Glass Co. Ltd.	26,516	553
	Tokyotokeiba Co. Ltd.	15,330	550
	Techno Ryowa Ltd.	14,958	549
[1]	Tokyo Keiki Inc.	13,925	548
	Chiba Kogyo Bank Ltd.	52,400	547
	Tsuburaya Fields Holdings Inc.	38,842	546
	Dip Corp.	39,706	545
	Noevir Holdings Co. Ltd.	19,127	543
	Fujibo Holdings Inc.	12,249	542
	Daio Paper Corp.	102,866	542
	Tsukishima Holdings Co. Ltd.	32,737	542
	Royal Holdings Co. Ltd.	32,579	541
	Toyo Tanso Co. Ltd.	18,035	540
	S&B Foods Inc.	25,000	540
*,1	PKSHA Technology Inc.	18,588	538
	ARCLANDS Corp.	47,276	537
	Matsuya Co. Ltd.	47,819	535
	Sun Frontier Fudousan Co. Ltd.	36,104	535
	Noritz Corp.	41,141	534
	Yuasa Trading Co. Ltd.	16,426	534
	United Super Markets Holdings Inc.	99,787	533
	Japan Lifeline Co. Ltd.	55,808	530
	One REIT Inc.	915	530
	& ST HD Co. Ltd.	31,372	529
	Miyazaki Bank Ltd.	17,571	528
	Kyokuto Kaihatsu Kogyo Co. Ltd.	31,462	527
	Mochida Pharmaceutical Co. Ltd.	27,580	527
	Tsurumi Manufacturing Co. Ltd.	41,808	527
	Hibiya Engineering Ltd.	17,797	523
	Doutor Nichires Holdings Co. Ltd.	33,471	522
	Ichibanya Co. Ltd.	89,120	520
	Toenec Corp.	47,840	519
*	Chiyoda Corp.	193,308	512
	Sinko Industries Ltd.	61,227	512
	Cybozu Inc.	25,688	511
	IDOM Inc.	68,153	509
	ZERIA Pharmaceutical Co. Ltd.	39,205	509
	Eagle Industry Co. Ltd.	28,676	508
	CTI Engineering Co. Ltd.	27,600	508
	Axial Retailing Inc.	71,636	506
	Asanuma Corp.	90,000	506
	Nippon Signal Co. Ltd.	61,721	505
	Fuji Co. Ltd.	39,416	503
	Infomart Corp.	235,532	500
53

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Yokorei Co. Ltd.	62,427	497
	Prestige International Inc.	115,506	496
	Kura Sushi Inc.	22,910	493
	Nagawa Co. Ltd.	12,700	493
	Premium Group Co. Ltd.	38,500	493
	Japan Transcity Corp.	66,076	492
	Joshin Denki Co. Ltd.	28,314	490
	Mitani Sekisan Co. Ltd.	10,000	489
	Nichireki Group Co. Ltd.	31,000	488
	HIS Co. Ltd.	57,248	486
	AOKI Holdings Inc.	45,023	485
	TRE Holdings Corp.	48,200	483
	Doshisha Co. Ltd.	25,597	481
	ESPEC Corp.	21,112	480
	Hochiki Corp.	19,100	477
	Plus Alpha Consulting Co. Ltd.	31,089	477
	World Co. Ltd.	27,100	476
	Kamei Corp.	25,096	475
	Nissan Shatai Co. Ltd.	71,410	475
	Valqua Ltd.	18,831	474
	Zojirushi Corp.	43,898	473
	Idec Corp.	30,979	472
	Kisoji Co. Ltd.	30,700	471
	Yahagi Construction Co. Ltd.	33,286	471
	Komori Corp.	50,087	470
	MEC Co. Ltd.	15,946	470
	HI-LEX Corp.	25,300	469
	Iriso Electronics Co. Ltd.	23,307	468
	Ringer Hut Co. Ltd.	32,398	467
	Starzen Co. Ltd.	61,896	466
	TOA ROAD Corp.	46,245	466
*,1	Atom Corp.	132,351	465
	Bank of Iwate Ltd.	17,724	465
	Kawada Technologies Inc.	17,740	465
	Senshu Electric Co. Ltd.	15,862	465
	Santec Holdings Corp.	7,850	463
	TV Asahi Holdings Corp.	22,600	460
	WingArc1st Inc.	21,100	460
	Tochigi Bank Ltd.	128,742	459
	Milbon Co. Ltd.	30,514	458
	Ise Chemicals Corp.	2,244	458
	TPR Co. Ltd.	57,544	452
	ASKUL Corp.	49,510	450
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	18,219	449
	Kumiai Chemical Industry Co. Ltd.	101,537	449
	Osaka Organic Chemical Industry Ltd.	18,100	449
	Sekisui Jushi Corp.	33,371	446
	Anest Iwata Corp.	45,250	445
	Nachi-Fujikoshi Corp.	17,413	445
	Seika Corp.	29,862	445
	Matsuda Sangyo Co. Ltd.	16,443	442
	TSI Holdings Co. Ltd.	71,184	442
	Nippon Yakin Kogyo Co. Ltd.	15,931	441
	Tokyo Electron Device Ltd.	22,516	440
	Kyorin Pharmaceutical Co. Ltd.	48,287	440
	Orient Corp.	70,174	439
	Nihon Dengi Co. Ltd.	12,375	439
	Nishikawa Rubber Co. Ltd.	23,840	439
	Lifedrink Co. Inc.	33,544	436
	AZ-COM MARUWA Holdings Inc.	65,188	435
	m-up Holdings Inc.	34,800	435
	Akita Bank Ltd.	18,324	434
	Daiichi Jitsugyo Co. Ltd.	25,571	433
	Nippon Ceramic Co. Ltd.	18,310	432
	Takamatsu Construction Group Co. Ltd.	19,629	431
	ASAHI YUKIZAI Corp.	13,744	428
	SBS Holdings Inc.	19,400	427
	A&D HOLON Holdings Co. Ltd.	32,563	427
	DKS Co. Ltd.	10,000	426
	Weathernews Inc.	16,248	424
54

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Enplas Corp.	8,051	423
	Alconix Corp.	30,120	423
	Raiznext Corp.	33,923	421
	Riken Technos Corp.	46,093	418
	Starts Proceed Investment Corp.	318	417
	Bank of the Ryukyus Ltd.	42,542	415
	Sakai Moving Service Co. Ltd.	22,618	414
	Tanseisha Co. Ltd.	47,849	413
	Mitsui DM Sugar Co. Ltd.	20,929	412
	Anicom Holdings Inc.	78,936	407
	Tokai Corp.	29,318	406
	Tosei REIT Investment Corp.	428	406
	Japan Pulp & Paper Co. Ltd.	86,190	404
	Shibusawa Logistics Corp.	56,224	404
	Koshidaka Holdings Co. Ltd.	52,768	404
	Oyo Corp.	21,602	403
	Sala Corp.	59,100	403
	Star Micronics Co. Ltd.	37,343	402
	Aida Engineering Ltd.	66,934	400
	Nippon Kanzai Holdings Co. Ltd.	23,525	400
	Hioki EE Corp.	10,359	398
	Raksul Inc.	57,900	398
	Furuya Metal Co. Ltd.	21,600	398
	Matsuyafoods Holdings Co. Ltd.	10,463	397
	Nissha Co. Ltd.	45,728	397
	Cresco Ltd.	37,700	397
	Procrea Holdings Inc.	35,310	397
	Pack Corp.	50,838	396
	Toho Titanium Co. Ltd.	38,650	396
	Mitsubishi Logisnext Co. Ltd.	39,561	394
	Riken Vitamin Co. Ltd.	21,728	394
	NS United Kaiun Kaisha Ltd.	10,955	392
	Keihanshin Building Co. Ltd.	34,731	391
	Marusan Securities Co. Ltd.	65,029	391
	Tokushu Tokai Paper Co. Ltd.	40,680	391
	Hirata Corp.	29,445	389
	RS Technologies Co. Ltd.	15,600	389
	Katakura Industries Co. Ltd.	22,500	388
	eGuarantee Inc.	37,600	388
	Meisei Industrial Co. Ltd.	36,184	387
	Nippon Parking Development Co. Ltd.	220,110	386
	Press Kogyo Co. Ltd.	91,193	386
	SIGMAXYZ Holdings Inc.	68,000	386
	Yamagata Bank Ltd.	35,358	385
	Yamae Group Holdings Co. Ltd.	23,200	385
	United Arrows Ltd.	30,778	384
	GLOBERIDE Inc.	25,400	384
	Futaba Industrial Co. Ltd.	62,829	384
	Obara Group Inc.	14,045	382
	SRA Holdings	11,768	381
*	baudroie Inc.	20,253	380
	Computer Engineering & Consulting Ltd.	26,928	377
	Denyo Co. Ltd.	20,229	377
	Kameda Seika Co. Ltd.	15,138	377
	Sanyo Chemical Industries Ltd.	13,852	377
[1]	Shoei Foods Corp.	14,741	377
	Vital KSK Holdings Inc.	46,842	377
	Canon Electronics Inc.	21,516	376
	Imperial Hotel Ltd.	52,600	376
	Teikoku Electric Manufacturing Co. Ltd.	18,718	375
	Nissei ASB Machine Co. Ltd.	8,463	375
	Broadleaf Co. Ltd.	78,026	375
[1]	Fixstars Corp.	28,700	374
	Asahi Kogyosha Co. Ltd.	18,300	373
*	Nippon Sheet Glass Co. Ltd.	99,482	372
	Restar Corp.	22,227	372
	Miyaji Engineering Group Inc.	29,014	372
	Topy Industries Ltd.	20,118	371
	Itochu-Shokuhin Co. Ltd.	6,076	369
	Altech Corp.	22,100	367
55

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	en Japan Inc.	36,300	366
	Chori Co. Ltd.	14,152	365
	Bando Chemical Industries Ltd.	29,003	364
	Shofu Inc.	29,500	362
	Okura Industrial Co. Ltd.	11,164	360
	Murakami Corp.	8,199	360
*,1	Medley Inc.	26,400	360
	Nippon Carbon Co. Ltd.	12,751	359
	Seikitokyu Kogyo Co. Ltd.	37,200	358
*	Net Protections Holdings Inc.	69,200	357
	Daiwa Industries Ltd.	34,777	356
	Sato Corp.	25,093	356
	Oiles Corp.	24,171	354
	S Foods Inc.	21,836	354
	DyDo Group Holdings Inc.	22,439	353
	Samty Residential Investment Corp.	482	353
	Arisawa Manufacturing Co. Ltd.	33,500	353
	Aeon Hokkaido Corp.	62,300	351
	Bank of Saga Ltd.	16,844	350
	Ki-Star Real Estate Co. Ltd.	10,300	350
	Kanto Denka Kogyo Co. Ltd.	51,387	347
	Torishima Pump Manufacturing Co. Ltd.	25,601	347
	Japan Investment Adviser Co. Ltd.	30,300	347
	Fukui Bank Ltd.	24,496	345
[1]	Tama Home Co. Ltd.	14,700	344
	Chuo Spring Co. Ltd.	15,928	343
	Retail Partners Co. Ltd.	41,000	343
	Kyokuyo Co. Ltd.	11,057	342
	Riso Kagaku Corp.	45,166	342
	Goldcrest Co. Ltd.	15,726	341
	K&O Energy Group Inc.	15,136	341
	Saibu Gas Holdings Co. Ltd.	28,392	340
	Bell System24 Holdings Inc.	39,348	338
	Shinagawa Refra Co. Ltd.	28,162	338
	Optorun Co. Ltd.	30,600	337
	Hokkaido Gas Co. Ltd.	76,545	336
	Kyoei Steel Ltd.	22,602	336
	Health Care & Medical Investment Corp.	450	336
	Sodick Co. Ltd.	52,714	333
	Tachi-S Co. Ltd.	26,271	333
	Osaki Electric Co. Ltd.	40,910	332
	Airman Corp.	26,500	331
*	euglena Co. Ltd.	119,908	330
	Tachibana Eletech Co. Ltd.	17,900	329
	Qol Holdings Co. Ltd.	26,127	329
[1]	KeePer Technical Laboratory Co. Ltd.	13,826	329
	Tekken Corp.	13,742	328
	Cosel Co. Ltd.	40,997	327
	Neturen Co. Ltd.	42,140	326
	RYODEN Corp.	15,740	326
	Tamura Corp.	94,847	325
	JM Holdings Co. Ltd.	33,200	325
	Iseki & Co. Ltd.	22,631	323
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	322
	J-Oil Mills Inc.	24,516	321
	Shinnihon Corp.	27,882	320
	Takara Bio Inc.	53,286	319
	ASKA Pharmaceutical Holdings Co. Ltd.	23,504	319
	Shizuoka Gas Co. Ltd.	43,438	318
	Chofu Seisakusho Co. Ltd.	25,011	317
	JCR Pharmaceuticals Co. Ltd.	81,832	317
	Okinawa Electric Power Co. Inc.	48,344	317
	Chubu Shiryo Co. Ltd.	30,379	316
	Nippon Thompson Co. Ltd.	72,894	316
	Onoken Co. Ltd.	35,230	315
	Nichiden Corp.	19,440	313
	Curves Holdings Co. Ltd.	66,368	313
	Oisix ra daichi Inc.	28,354	313
	Nihon Chouzai Co. Ltd.	12,338	312
	Fukuda Corp.	6,976	311
56

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Sintokogio Ltd.	46,478	311
	Strike Co. Ltd.	12,630	311
	St. Marc Holdings Co. Ltd.	17,934	310
	Yondenko Corp.	34,000	310
	Mitsubishi Research Institute Inc.	9,771	309
	TDC Soft Inc.	35,383	309
	Sumitomo Seika Chemicals Co. Ltd.	9,959	308
	France Bed Holdings Co. Ltd.	35,898	307
	Insource Co. Ltd.	54,200	306
	Koa Corp.	34,269	305
	Unipres Corp.	39,320	305
	Kyokuto Securities Co. Ltd.	30,900	305
	Aiphone Co. Ltd.	16,645	304
	Geo Holdings Corp.	29,064	304
	Hakuto Co. Ltd.	12,145	304
	Halows Co. Ltd.	10,661	302
	Software Service Inc.	3,400	302
	G-Tekt Corp.	23,304	299
	Asahi Diamond Industrial Co. Ltd.	54,560	296
	ES-Con Japan Ltd.	45,600	296
	Sumida Corp.	40,555	295
	Marudai Food Co. Ltd.	24,196	294
[1]	Change Holdings Inc.	40,100	294
	Pasona Group Inc.	23,720	293
	Sankei Real Estate Inc.	458	293
	Roland Corp.	13,800	292
	Dai Nippon Toryo Co. Ltd.	35,386	291
	Shikoku Bank Ltd.	30,836	291
	M&A Capital Partners Co. Ltd.	15,144	289
	Mars Group Holdings Corp.	14,458	288
	Sakai Chemical Industry Co. Ltd.	15,528	287
	VT Holdings Co. Ltd.	90,194	285
	Toa Corp. (XTKS)	34,497	283
	Vision Inc.	35,713	283
	Cawachi Ltd.	14,646	282
	Nagaileben Co. Ltd.	24,783	282
	JDC Corp.	80,900	282
*	RENOVA Inc.	52,200	280
	Godo Steel Ltd.	11,758	279
	Hokuto Corp.	23,605	279
	Kyodo Printing Co. Ltd.	28,660	279
	Nippon Denko Co. Ltd.	127,676	279
	Nittoku Co. Ltd.	17,600	278
	Daido Metal Co. Ltd.	40,834	277
	Hisaka Works Ltd.	30,302	277
[1]	Rock Field Co. Ltd.	30,112	277
	MARUKA FURUSATO Corp.	18,900	277
	Sagami Holdings Corp.	25,411	275
[1]	M&A Research Institute Holdings Inc.	33,365	274
	Tohokushinsha Film Corp.	69,800	273
	ESCON Japan REIT Investment Corp.	340	272
	Toyo Corp.	25,095	271
	Comture Corp.	26,100	268
	Hoosiers Holdings Co. Ltd.	32,400	266
	Base Co. Ltd.	11,700	265
	Koatsu Gas Kogyo Co. Ltd.	39,573	264
[1]	Toyo Gosei Co. Ltd.	5,800	264
	Yondoshi Holdings Inc.	23,618	262
	Inui Global Logistics Co. Ltd.	25,703	262
	Ehime Bank Ltd.	32,241	261
	Nihon Nohyaku Co. Ltd.	46,681	261
	Chubu Steel Plate Co. Ltd.	20,300	261
	Sanyo Electric Railway Co. Ltd.	20,023	260
	Nippon Fine Chemical Co. Ltd.	16,000	258
	Miroku Jyoho Service Co. Ltd.	22,512	257
	Avant Group Corp.	25,000	257
	Septeni Holdings Co. Ltd.	96,800	257
[1]	Kappa Create Co. Ltd.	26,493	256
	Tokyo Energy & Systems Inc.	22,110	255
	JSB Co. Ltd.	10,800	255
57

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	NEC Capital Solutions Ltd.	10,266	254
	PHC Holdings Corp.	38,900	254
	Siix Corp.	28,236	253
	Shinsho Corp.	16,800	253
	Sinanen Holdings Co. Ltd.	6,260	251
*,1	Remixpoint Inc.	122,884	251
	Kanaden Corp.	18,316	249
	Toyo Kanetsu KK	8,460	247
	Nippon Rietec Co. Ltd.	18,500	247
	Shinwa Co. Ltd.	12,349	246
	Stella Chemifa Corp.	9,259	246
	Daikyonishikawa Corp.	51,745	245
	CMK Corp.	93,681	244
[1]	Fujiya Co. Ltd.	14,551	244
	Wellneo Sugar Co. Ltd.	14,900	244
	Daito Pharmaceutical Co. Ltd.	30,130	243
	Oriental Shiraishi Corp.	88,329	243
	Mitsuba Corp.	39,839	242
	COLOPL Inc.	83,082	240
	Xebio Holdings Co. Ltd.	33,598	238
	Genki Global Dining Concepts Corp.	12,093	238
	Vector Inc.	31,494	237
	JP-Holdings Inc.	61,245	236
	Fujicco Co. Ltd.	22,701	235
	Zenrin Co. Ltd.	35,095	235
	Takaoka Toko Co. Ltd.	10,552	235
	Kanro Inc.	24,900	235
	Tomoku Co. Ltd.	10,856	232
	Transaction Co. Ltd.	35,000	232
	Shinko Shoji Co. Ltd.	34,930	231
	Towa Bank Ltd.	38,347	231
	Yokowo Co. Ltd.	18,040	231
	West Holdings Corp.	24,114	231
	Ines Corp.	20,788	230
	ST Corp.	22,649	230
	GREE Holdings Inc.	87,539	229
	Daikokutenbussan Co. Ltd.	5,677	228
	Mie Kotsu Group Holdings Inc.	65,236	228
	Link & Motivation Inc.	71,500	228
	Kyosan Electric Manufacturing Co. Ltd.	66,383	227
	BRONCO BILLY Co. Ltd.	9,359	227
	FULLCAST Holdings Co. Ltd.	20,596	226
	Ichikoh Industries Ltd.	74,344	226
	Nihon Tokushu Toryo Co. Ltd.	16,700	226
	J Trust Co. Ltd.	85,743	225
	Belluna Co. Ltd.	33,977	224
*	Nippon Chemi-Con Corp.	22,196	224
	Istyle Inc.	76,976	224
	Sparx Group Co. Ltd.	22,080	223
	Alpen Co. Ltd.	15,028	222
[1]	Key Coffee Inc.	17,322	220
	Shin Nippon Biomedical Laboratories Ltd.	23,210	220
	Sanoh Industrial Co. Ltd.	36,598	218
	Giken Ltd.	20,237	217
	Hokkan Holdings Ltd.	15,555	217
[1]	Daikoku Denki Co. Ltd.	12,500	217
	Okabe Co. Ltd.	36,411	217
	Mirai Industry Co. Ltd.	9,995	216
	Pacific Metals Co. Ltd.	16,133	214
	Moriroku Co. Ltd.	14,100	214
	Kosaido Holdings Co. Ltd.	77,800	214
[1]	Gift Holdings Inc.	10,200	214
	Akatsuki Inc.	12,500	213
	I'll Inc.	13,500	213
	Iwaki Co. Ltd.	12,900	213
	V Technology Co. Ltd.	9,458	212
	Solasto Corp.	64,600	211
	SRE Holdings Corp.	11,383	208
	Komatsu Matere Co. Ltd.	37,243	207
	Digital Holdings Inc.	14,700	207
58

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	206
	Mirarth Holdings Inc.	82,412	203
	Osaka Steel Co. Ltd.	12,048	203
	Seikagaku Corp.	47,622	203
	eRex Co. Ltd.	46,661	203
	Maezawa Kyuso Industries Co. Ltd.	21,416	199
	Softcreate Holdings Corp.	14,396	199
	Futaba Corp.	45,100	197
	Ichiyoshi Securities Co. Ltd.	35,838	197
	TOC Co. Ltd.	37,192	196
	Avex Inc.	24,855	195
	EM Systems Co. Ltd.	36,800	195
	Fuji Pharma Co. Ltd.	18,900	193
	Kojima Co. Ltd.	26,993	193
	GMO Financial Holdings Inc.	33,000	193
	Fudo Tetra Corp.	11,771	186
	grems Inc.	12,300	183
	Taki Chemical Co. Ltd.	7,800	182
	Shindengen Electric Manufacturing Co. Ltd.	7,964	181
	Maxvalu Tokai Co. Ltd.	8,000	181
	Feed One Co. Ltd.	26,868	177
	Ministop Co. Ltd.	13,744	176
	Shimojima Co. Ltd.	21,000	176
	giftee Inc.	24,741	175
	Kenko Mayonnaise Co. Ltd.	14,738	174
	Alpha Systems Inc.	7,367	173
	Chiyoda Co. Ltd.	27,087	172
	LEC Inc.	25,884	171
	Tv Tokyo Holdings Corp.	5,674	171
*	KNT-CT Holdings Co. Ltd.	17,349	168
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	165
	Honeys Holdings Co. Ltd.	17,130	165
	G-7 Holdings Inc.	19,800	164
	KPP Group Holdings Co. Ltd.	33,171	164
	FAN Communications Inc.	49,403	162
	Midac Holdings Co. Ltd.	13,435	162
	Okuwa Co. Ltd.	29,777	161
	Amvis Holdings Inc.	47,391	161
	Carta Holdings Inc.	11,800	160
	LITALICO Inc.	19,800	158
	Sanshin Electronics Co. Ltd.	8,300	157
	Aizawa Securities Group Co. Ltd.	18,526	157
	World Holdings Co. Ltd.	9,600	156
	Nichiban Co. Ltd.	12,500	155
[1]	FP Partner Inc.	10,546	155
	Airport Facilities Co. Ltd.	22,915	153
	Tayca Corp.	17,788	152
	YAKUODO Holdings Co. Ltd.	11,552	152
*	Furukawa Battery Co. Ltd.	16,863	152
	Fukui Computer Holdings Inc.	7,569	151
	Shima Seiki Manufacturing Ltd.	23,368	150
*	PIA Corp.	7,671	149
	Rokko Butter Co. Ltd.	19,544	149
	Hodogaya Chemical Co. Ltd.	12,546	148
[1]	YA-MAN Ltd.	28,870	146
	Marvelous Inc.	39,169	144
	Intage Holdings Inc.	12,950	143
	Buffalo Inc.	6,359	143
	BrainPad Inc.	13,140	143
*	Universal Entertainment Corp.	25,490	143
*	Aeon Fantasy Co. Ltd.	7,870	142
	Fujio Food Group Inc.	19,700	142
	Komehyo Holdings Co. Ltd.	7,300	142
	Yamashin-Filter Corp.	28,699	141
	Inaba Seisakusho Co. Ltd.	13,563	139
	CTS Co. Ltd.	22,891	132
	Sankyo Seiko Co. Ltd.	29,935	131
*	Sourcenext Corp.	119,100	130
	Kintetsu Department Store Co. Ltd.	10,658	130
	WDB Holdings Co. Ltd.	12,376	130
59

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Arakawa Chemical Industries Ltd.	17,922	129
	Rheon Automatic Machinery Co. Ltd.	13,786	129
	Yukiguni Factory Co. Ltd.	19,400	129
	S-Pool Inc.	69,660	128
	Studio Alice Co. Ltd.	9,656	127
	Nafco Co. Ltd.	9,593	124
	Nihon Trim Co. Ltd.	3,879	121
	Gamecard Holdings Inc	6,400	121
	Central Security Patrols Co. Ltd.	6,802	120
	Yorozu Corp.	20,213	120
	ZIGExN Co. Ltd.	36,100	119
	Aichi Corp.	14,082	118
	Elan Corp.	23,300	118
	Amuse Inc.	9,354	114
*,1	TerraSky Co. Ltd.	8,390	113
	Daiki Aluminium Industry Co. Ltd.	15,435	113
	Nippon Sharyo Ltd.	4,968	108
	WATAMI Co. Ltd.	18,418	108
	Riso Kyoiku Group Corp.	79,300	101
*	Nippon Coke & Engineering Co. Ltd.	163,622	101
	Nakayama Steel Works Ltd.	25,129	100
	Pharma Foods International Co. Ltd.	19,300	100
*	Optim Corp.	27,282	99
	Artnature Inc.	17,906	98
	Management Solutions Co. Ltd.	11,326	98
	Pronexus Inc.	13,431	95
	Sankyo Tateyama Inc.	24,277	95
*,1	Japan Display Inc.	696,539	90
	Media Do Co. Ltd.	7,430	88
	Sumiseki Holdings Inc.	24,400	88
	Oro Co. Ltd.	5,700	87
	Tsutsumi Jewelry Co. Ltd.	5,800	85
	Tess Holdings Co. Ltd.	37,800	85
	Corona Corp.	14,040	82
	Cleanup Corp.	16,030	79
	Daisyo Corp.	11,058	79
	LIFULL Co. Ltd.	63,539	79
	GMO GlobalSign Holdings KK	5,811	78
	Yushin Co.	18,504	77
*,1	Miyakoshi Holdings Inc.	12,290	75
	Airtrip Corp.	13,100	74
	Shimadaya Corp.	6,359	73
	Ohara Inc.	9,100	67
	Gecoss Corp.	7,450	66
	Tokyo Individualized Educational Institute Inc.	22,504	65
	Central Sports Co. Ltd.	3,946	61
	Chiyoda Integre Co. Ltd.	2,646	53
	Atrae Inc.	10,976	50
	Advan Group Co. Ltd.	8,487	47
*,1	Demae-Can Co. Ltd.	45,100	43
	Tosho Co. Ltd.	7,831	40
	CHIMNEY Co. Ltd.	5,300	40
	MTI Ltd.	4,378	23
	Kanamic Network Co. Ltd.	6,300	20
	JSP Corp.	1,548	19
	SBI ARUHI Corp.	3,500	18
	FIDEA Holdings Co. Ltd.	690	7
	Piolax Inc.	88	1
	Nitto Kohki Co. Ltd.	50	1
			6,943,526
New Zealand (0.6%)
	Fisher & Paykel Healthcare Corp. Ltd.	689,604	14,620
	Auckland International Airport Ltd.	1,940,262	9,030
	Infratil Ltd.	1,069,538	7,560
	Contact Energy Ltd.	1,023,392	5,456
	Meridian Energy Ltd.	1,460,045	4,943
	EBOS Group Ltd.	219,866	3,636
	Mainfreight Ltd.	96,374	3,324
	Mercury NZ Ltd.	809,653	3,001
60

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	Spark New Zealand Ltd.	2,103,147	2,948
*	Fletcher Building Ltd.	1,232,284	2,297
*	Ryman Healthcare Ltd.	1,080,307	1,769
	Summerset Group Holdings Ltd.	252,313	1,673
	Freightways Group Ltd.	195,155	1,642
	Goodman Property Trust	1,175,970	1,426
	Precinct Properties Group	1,620,851	1,150
	Kiwi Property Group Ltd.	1,604,116	991
	Genesis Energy Ltd.	675,383	970
	Vector Ltd.	304,153	872
	Argosy Property Ltd.	924,139	679
	Air New Zealand Ltd.	1,917,991	653
	Channel Infrastructure NZ Ltd.	368,119	565
*	SKYCITY Entertainment Group Ltd.	1,232,319	514
	Stride Property Group	567,995	478
	Scales Corp. Ltd.	132,271	462
*	Oceania Healthcare Ltd.	846,602	382
	SKY Network Television Ltd.	155,561	321
			71,362
Singapore (3.3%)
	DBS Group Holdings Ltd.	2,407,184	99,663
	Oversea-Chinese Banking Corp. Ltd.	3,878,497	50,736
	United Overseas Bank Ltd.	1,474,890	39,228
	Singapore Telecommunications Ltd.	8,545,715	27,894
	Keppel Ltd.	1,672,860	13,082
	Singapore Exchange Ltd.	968,918	12,572
	CapitaLand Integrated Commercial Trust	6,820,066	12,399
	Singapore Technologies Engineering Ltd.	1,785,330	11,632
	CapitaLand Ascendas REIT	4,432,510	9,597
	Singapore Airlines Ltd.	1,650,083	8,400
	Capitaland Investment Ltd.	2,716,205	5,503
	Sembcorp Industries Ltd.	1,054,768	5,285
	Wilmar International Ltd.	2,145,816	5,157
	Keppel DC REIT	2,324,799	4,266
	Mapletree Logistics Trust	3,997,872	4,114
	Seatrium Ltd.	2,465,818	4,114
	Mapletree Industrial Trust	2,433,221	3,979
[1]	Genting Singapore Ltd.	6,741,494	3,779
	Venture Corp. Ltd.	309,316	3,540
	UOL Group Ltd.	566,697	3,462
	Thai Beverage PCL	8,720,600	3,214
	Mapletree Pan Asia Commercial Trust	2,689,037	2,975
	ComfortDelGro Corp. Ltd.	2,541,904	2,850
	City Developments Ltd.	496,217	2,756
	SATS Ltd.	1,045,366	2,745
	Frasers Centrepoint Trust	1,507,969	2,711
	Suntec REIT	2,487,966	2,561
	NetLink NBN Trust	3,365,000	2,533
	Frasers Logistics & Commercial Trust	3,314,956	2,431
	Keppel REIT	2,764,834	2,231
	CapitaLand Ascott Trust	3,056,833	2,217
	Jardine Cycle & Carriage Ltd.	74,227	1,853
	Keppel Infrastructure Trust	5,076,909	1,794
	Parkway Life REIT	505,754	1,593
	Golden Agri-Resources Ltd.	7,341,693	1,579
	ESR-REIT	633,933	1,393
	Sheng Siong Group Ltd.	744,199	1,326
	iFAST Corp. Ltd.	175,500	1,305
	Hutchison Port Holdings Trust	6,199,666	1,303
	Capitaland India Trust	1,197,534	1,113
	Lendlease Global Commercial REIT	2,215,000	1,089
	CapitaLand China Trust	1,447,730	889
	First Resources Ltd.	541,489	816
	AIMS APAC REIT	762,701	809
	Starhill Global REIT	1,791,501	799
	SIA Engineering Co. Ltd.	272,709	740
	Raffles Medical Group Ltd.	972,637	740
	UMS Integration Ltd.	650,800	739
	Olam Group Ltd.	956,700	721
61

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	CDL Hospitality Trusts	1,069,000	677
	OUE REIT	2,512,516	666
	Stoneweg Europe Stapled Trust	377,980	664
	StarHub Ltd.	716,370	638
	Digital Core REIT Management Pte. Ltd.	1,141,900	588
	Singapore Post Ltd.	1,682,329	543
	Far East Hospitality Trust	1,139,089	529
*	AEM Holdings Ltd.	357,891	521
[1]	Riverstone Holdings Ltd.	621,700	430
	Bumitama Agri Ltd.	313,547	345
	First REIT	1,380,608	297
	Prime US REIT	1,342,330	262
*	Keppel Pacific Oak US REIT	987,500	226
*	COSCO Shipping International Singapore Co. Ltd.	2,009,200	187
*	Manulife US REIT	2,020,275	145
	Nanofilm Technologies International Ltd.	213,000	114
			385,059
South Korea (14.6%)
	Samsung Electronics Co. Ltd. (XKRX)	5,602,627	421,744
	SK Hynix Inc.	647,153	251,803
	KB Financial Group Inc.	426,837	34,844
	NAVER Corp.	178,495	33,453
*	Doosan Enerbility Co. Ltd.	528,209	32,691
	Hyundai Motor Co.	157,306	31,900
	Hanwha Aerospace Co. Ltd.	40,642	27,877
	Shinhan Financial Group Co. Ltd.	497,856	25,571
	Kia Corp.	288,259	24,179
[1]	Celltrion Inc.	177,040	21,791
	Hana Financial Group Inc.	325,250	19,485
*	SK Square Co. Ltd.	107,136	19,447
	POSCO Holdings Inc.	88,938	19,344
*,2,3	Samsung Biologics Co. Ltd.	21,639	18,500
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	53,531	17,793
	Kakao Corp.	366,327	16,695
*,1	LG Energy Solution Ltd.	49,406	16,356
	Samsung SDI Co. Ltd. (XKRX)	72,559	16,349
*,1	Alteogen Inc.	47,085	16,100
	HD Hyundai Electric Co. Ltd.	26,297	15,977
*	Samsung Heavy Industries Co. Ltd.	756,548	15,677
	Hyundai Mobis Co. Ltd.	69,512	15,372
	LG Chem Ltd. (XKRX)	54,821	15,248
	Samsung C&T Corp.	94,611	14,972
*	Hanwha Ocean Co. Ltd.	150,392	14,496
	Woori Financial Group Inc.	812,941	14,472
	Hyundai Rotem Co. Ltd.	86,567	13,986
	KT&G Corp.	123,626	11,635
	Samsung Fire & Marine Insurance Co. Ltd.	36,949	11,436
	Samsung Electro-Mechanics Co. Ltd.	65,886	11,294
[1]	Hyundai Heavy Industries Co. Ltd.	26,319	11,083
	Samsung Life Insurance Co. Ltd.	94,002	10,159
	Hyosung Heavy Industries Corp.	6,248	9,320
	Korea Electric Power Corp.	308,144	9,224
	LG Electronics Inc. (XKRX)	124,909	7,661
	SK Inc.	43,111	7,486
[1]	Ecopro Co. Ltd.	119,260	7,344
	HD Hyundai Co. Ltd.	49,114	7,054
	Meritz Financial Group Inc.	88,972	6,895
[1]	SK Innovation Co. Ltd.	74,617	6,738
*,1	Ecopro BM Co. Ltd.	57,805	6,468
*	Krafton Inc.	32,742	6,337
	HYBE Co. Ltd.	26,112	6,238
	Korea Investment Holdings Co. Ltd.	48,729	6,213
	Korea Aerospace Industries Ltd.	84,534	6,125
	Samsung SDS Co. Ltd.	46,807	6,004
*,1	POSCO Future M Co. Ltd.	39,519	5,988
	Hyundai Glovis Co. Ltd.	44,494	5,881
	LG Corp.	101,436	5,705
	LS Electric Co. Ltd.	18,248	5,539
	Doosan Co. Ltd.	8,186	5,409
62

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1]	Yuhan Corp.	64,735	5,356
	LIG Nex1 Co. Ltd.	14,605	5,319
[1]	APR Corp.	29,300	5,235
	IsuPetasys Co. Ltd.	64,594	5,123
[1]	HMM Co. Ltd.	350,344	5,045
[1]	Hanmi Semiconductor Co. Ltd.	49,561	4,956
*,1	HLB Inc.	142,038	4,834
*,1	Peptron Inc.	25,445	4,825
	DB Insurance Co. Ltd.	52,559	4,672
	Samyang Foods Co. Ltd.	4,864	4,593
	HD Hyundai Mipo	27,099	4,590
[1]	Mirae Asset Securities Co. Ltd.	238,279	4,381
	Hyundai Engineering & Construction Co. Ltd.	86,310	4,241
	Industrial Bank of Korea	305,137	4,135
	Samsung Securities Co. Ltd.	74,568	4,036
[1]	Korea Zinc Co. Ltd.	5,545	4,017
	Coway Co. Ltd.	63,471	3,969
[1]	KakaoBank Corp.	225,529	3,656
[1]	Hanwha Systems Co. Ltd.	85,800	3,602
*	LG Display Co. Ltd.	342,265	3,499
[1]	Korean Air Lines Co. Ltd.	216,994	3,367
*	ABLBio Inc.	47,691	3,331
	Samsung E&A Co. Ltd.	178,216	3,240
	KIWOOM Securities Co. Ltd.	15,441	3,207
*,1	LigaChem Biosciences Inc.	30,294	3,106
	JB Financial Group Co. Ltd.	192,040	3,023
	LS Corp.	20,403	2,973
[1]	Amorepacific Corp.	34,986	2,963
	BNK Financial Group Inc.	301,744	2,921
*,1	Rainbow Robotics	9,516	2,908
	LG Innotek Co. Ltd.	17,156	2,894
	PharmaResearch Co. Ltd.	7,556	2,861
[1]	Sam Chun Dang Pharm Co. Ltd.	17,192	2,819
[1]	HD Hyundai Marine Solution Co. Ltd.	16,482	2,780
*	SK Biopharmaceuticals Co. Ltd.	33,873	2,739
	LG Uplus Corp.	251,910	2,693
	Hankook Tire & Technology Co. Ltd.	81,935	2,660
[1]	Hanwha Solutions Corp.	124,289	2,657
*,1	L&F Co. Ltd.	30,030	2,564
*	S-Oil Corp.	48,635	2,448
	LEENO Industrial Inc.	60,066	2,418
	Doosan Bobcat Inc.	56,977	2,405
	NCSoft Corp.	15,076	2,327
	Hyundai Steel Co.	100,443	2,321
	NH Investment & Securities Co. Ltd.	160,627	2,290
*	Hanwha Engine	64,523	2,236
*,1	Taihan Cable & Solution Co. Ltd.	131,001	2,214
[1]	LG H&H Co. Ltd. (XKRX)	11,015	2,196
	Hanwha Corp. (XKRX)	32,593	2,180
	Hanmi Pharm Co. Ltd.	7,296	2,171
[1]	Posco International Corp.	55,290	2,130
[1]	Hanjin Kal Corp.	27,646	2,029
[1]	LG CNS Co. Ltd.	43,309	2,012
*,1	SKC Co. Ltd.	22,564	2,011
[1]	Orion Corp.	27,254	1,898
	CJ Corp.	15,772	1,887
	JYP Entertainment Corp.	32,263	1,829
	GS Holdings Corp.	52,466	1,763
[1]	TechWing Inc.	37,938	1,763
*	Voronoi Inc.	12,658	1,737
	Hansol Chemical Co. Ltd.	10,604	1,723
*	HD-Hyundai Marine Engine	24,036	1,673
*,1	D&D PharmaTech Inc.	8,580	1,671
	Eo Technics Co. Ltd.	9,867	1,623
	Kangwon Land Inc.	136,965	1,622
[1]	HD Hyundai Infracore Co. Ltd.	150,842	1,609
[1]	KEPCO Engineering & Construction Co. Inc.	22,475	1,603
	iM Financial Group Co. Ltd.	171,655	1,593
[1]	Sanil Electric Co. Ltd.	14,496	1,587
	KCC Corp.	5,035	1,551
63

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	DB HiTek Co. Ltd.	37,371	1,535
	CJ CheilJedang Corp. (XKRX)	9,499	1,528
[1]	Poongsan Corp.	19,844	1,526
	WONIK IPS Co. Ltd.	33,967	1,523
*,1	Doosan Fuel Cell Co. Ltd.	48,918	1,461
	Kumho Petrochemical Co. Ltd.	17,768	1,444
[1]	Cosmax Inc.	9,949	1,425
*,1	Hanwha Vision Co. Ltd.	40,219	1,415
*	Hyundai Marine & Fire Insurance Co. Ltd.	71,070	1,360
*,1	Ecopro Materials Co. Ltd.	30,625	1,350
[1]	Douzone Bizon Co. Ltd.	20,978	1,310
*,1	Doosan Robotics Inc.	23,934	1,305
*,1	Hotel Shilla Co. Ltd.	37,796	1,289
	OCI Holdings Co. Ltd.	16,118	1,289
*,1	Silicon2 Co. Ltd.	40,326	1,272
*,1	Kakaopay Corp.	34,644	1,268
	Hyundai Elevator Co. Ltd.	23,739	1,258
*	Hugel Inc.	6,673	1,224
[1]	SIMMTECH Co. Ltd.	27,653	1,216
	S-1 Corp.	22,961	1,207
[1]	HPSP Co. Ltd.	49,777	1,200
[1]	Posco DX Co. Ltd.	64,675	1,189
[3]	Netmarble Corp.	31,232	1,184
	Korean Reinsurance Co.	158,887	1,182
*,1	Enchem Co. Ltd.	19,630	1,179
*,1	GemVax & Kael Co. Ltd.	34,401	1,164
[1]	Hyundai Autoever Corp.	8,141	1,159
[1]	SM Entertainment Co. Ltd.	13,699	1,148
*,1	SK Bioscience Co. Ltd.	32,302	1,147
[1]	NongShim Co. Ltd.	3,733	1,141
	E-MART Inc.	22,181	1,124
*,1	Hanall Biopharma Co. Ltd.	38,630	1,120
	Cheil Worldwide Inc.	78,088	1,114
*	Oscotec Inc.	38,327	1,102
	Misto Holdings Corp.	42,473	1,096
*,1	Mezzion Pharma Co. Ltd.	25,176	1,092
*,1	Naturecell Co. Ltd.	62,729	1,085
	Lotte Chemical Corp.	21,762	1,078
[1]	Dongjin Semichem Co. Ltd.	35,951	1,074
	Eugene Technology Co. Ltd.	15,949	1,057
*,1	Celltrion Pharm Inc.	23,642	1,056
	ST Pharm Co. Ltd.	14,865	1,055
*,1	CosmoAM&T Co. Ltd.	26,901	1,044
[1]	Iljin Electric Co. Ltd.	25,739	1,035
	DL E&C Co. Ltd.	34,205	1,023
	HL Mando Co. Ltd.	37,843	1,020
[1]	Daeduck Electronics Co. Ltd.	38,127	1,010
[1]	Hana Micron Inc.	49,213	1,009
	Youngone Corp.	24,843	1,007
	GS Engineering & Construction Corp.	75,874	994
	Han Kuk Carbon Co. Ltd.	37,868	972
[1]	Kolmar Korea Co. Ltd.	17,829	962
	Soulbrain Co. Ltd.	4,848	959
	Samsung Card Co. Ltd.	27,534	957
[1]	YG Entertainment Inc.	14,369	922
	Park Systems Corp.	5,399	920
	Shinsegae Inc.	7,449	908
	Hyundai Department Store Co. Ltd.	15,867	899
*,1	Lunit Inc.	29,679	892
	Korea Gas Corp.	30,392	889
[1]	CS Wind Corp.	29,080	888
	KEPCO Plant Service & Engineering Co. Ltd.	24,829	881
*,1	Pearl Abyss Corp.	35,569	863
*,1	ISU Specialty Chemical	21,959	851
[1]	Hyundai Construction Equipment Co. Ltd.	11,900	834
	Hyundai Wia Corp.	19,883	816
*	BHI Co. Ltd.	22,567	799
	Pan Ocean Co. Ltd.	291,259	782
[1]	Classys Inc.	22,529	778
[1]	Koh Young Technology Inc.	66,346	773
64

Pacific Stock Index Fund
		Shares	Market Value• ($000)
	SK REITs Co. Ltd.	200,736	745
[1]	Shinsung Delta Tech Co. Ltd.	19,321	741
[1]	Jusung Engineering Co. Ltd.	34,320	736
	Hyosung Corp.	8,269	734
[1]	Caregen Co. Ltd.	16,055	730
[1]	Pharmicell Co. Ltd.	61,237	727
	ISC Co. Ltd.	13,022	723
[1]	Daejoo Electronic Materials Co. Ltd.	13,362	707
	Dongsuh Cos. Inc.	37,125	703
[1]	People & Technology Inc.	23,230	703
	Lotte Corp.	33,927	695
[1]	L&C Bio Co. Ltd.	18,684	690
*,1	Seojin System Co. Ltd.	36,355	690
	LX International Corp.	32,499	687
*,3	SK IE Technology Co. Ltd.	31,862	685
	BGF retail Co. Ltd.	9,370	681
*	Hanwha Life Insurance Co. Ltd.	320,010	679
[1]	F&F Co. Ltd.	15,536	668
	CJ Logistics Corp.	11,552	667
	Daou Technology Inc.	24,237	662
	Tokai Carbon Korea Co. Ltd.	5,626	653
	S&S Tech Corp.	16,634	653
*,1	Fadu Inc.	36,214	644
	Paradise Co. Ltd.	49,392	640
*	Lotte Tour Development Co. Ltd.	50,351	640
	PSK Inc.	24,221	638
	Youngone Holdings Co. Ltd.	6,352	633
	Seegene Inc.	35,311	626
*,1	SOLUM Co. Ltd.	49,929	626
	Hanmi Science Co. Ltd.	22,313	616
	Lotte Shopping Co. Ltd.	13,301	607
	Green Cross Corp.	6,626	602
*	Daewoo Engineering & Construction Co. Ltd.	229,050	601
*	CJ ENM Co. Ltd.	12,195	600
*,1	Hanon Systems	192,952	590
*	Woori Technology Inc.	174,934	589
[1]	Daishin Securities Co. Ltd.	28,839	588
	HDC Hyundai Development Co-Engineering & Construction	43,314	585
	Hite Jinro Co. Ltd.	44,065	582
*	Kumho Tire Co. Inc.	175,956	582
[1]	HK inno N Corp.	16,621	576
	Kolon Industries Inc.	22,886	571
*	GI Innovation Inc.	53,797	569
	LOTTE Fine Chemical Co. Ltd.	17,718	566
*	Lotte Energy Materials Corp.	31,057	565
	ESR Kendall Square REIT Co. Ltd.	181,002	553
	Medytox Inc.	6,445	543
[1]	Shinhan Alpha REIT Co. Ltd.	136,999	534
	GS Retail Co. Ltd.	42,438	527
	Daewoong Pharmaceutical Co. Ltd.	5,354	524
	SK Chemicals Co. Ltd.	11,808	523
	SK Gas Ltd.	2,849	521
	Amorepacific Holdings Corp.	29,277	521
*,1	Chabiotech Co. Ltd.	60,425	521
	Chong Kun Dang Pharmaceutical Corp.	8,825	512
*	Hanwha Investment & Securities Co. Ltd.	135,832	508
	HAESUNG DS Co. Ltd.	14,045	506
	LX Semicon Co. Ltd.	12,510	502
	Lake Materials Co. Ltd.	48,287	494
*,1	Kakao Games Corp.	42,861	483
	Otoki Corp.	1,729	471
[1]	Advanced Nano Products Co. Ltd.	10,227	471
	SL Corp.	18,195	462
[1]	TES Co. Ltd.	14,748	456
*	Foosung Co. Ltd.	73,118	455
*,1	VT Co. Ltd.	25,846	452
	RFHIC Corp.	19,184	449
*,1	Cosmochemical Co. Ltd.	32,923	445
*	Studio Dragon Corp.	13,849	442
*	Wemade Co. Ltd.	23,363	439
65

Pacific Stock Index Fund
		Shares	Market Value• ($000)
[1]	NEXTIN Inc.	9,532	439
	Hankook & Co. Co. Ltd.	26,463	437
[1]	Sung Kwang Bend Co. Ltd.	19,737	435
	LOTTE REIT Co. Ltd.	160,940	435
*	KMW Co. Ltd.	36,170	431
*,1	SHIFT UP Corp.	16,027	431
[1]	BH Co. Ltd.	33,319	428
	Hyosung TNC Corp.	2,933	428
*,1	Synopex Inc.	93,259	428
	ENF Technology Co. Ltd.	12,313	427
*,1	SK oceanplant Co. Ltd.	28,712	426
*	Duk San Neolux Co. Ltd.	14,368	423
	DoubleUGames Co. Ltd.	12,016	423
	JR Global REIT	208,679	422
	SK Discovery Co. Ltd.	10,068	419
[1]	Doosan Tesna Inc.	11,865	416
*	Asiana Airlines Inc.	67,178	415
[1]	Hana Tour Service Inc.	12,309	411
	Korea Petrochemical Ind Co. Ltd.	4,398	404
	Soop Co. Ltd.	7,802	397
*,1	Danal Co. Ltd.	70,056	395
	SK Networks Co. Ltd.	122,684	391
*,1	Ananti Inc.	71,723	387
	DL Holdings Co. Ltd.	14,176	387
	HDC Holdings Co. Ltd.	29,325	378
	Grand Korea Leisure Co. Ltd.	34,777	378
	HS Hyosung Advanced Materials Corp.	2,884	374
*	Cafe24 Corp.	14,779	371
[1]	TK Corp.	18,653	369
*,1	Shin Poong Pharmaceutical Co. Ltd.	38,748	368
	Daewoong Co. Ltd.	24,126	366
*,1	Hyundai Bioscience Co. Ltd.	99,988	365
*,1	Creative & Innovative System	66,084	350
*,1	HLB Life Science Co. Ltd.	117,518	346
	Ecopro HN Co. Ltd.	17,738	345
*,1	LS Materials Ltd.	36,526	343
	SNT Motiv Co. Ltd.	14,248	342
	Sebang Global Battery Co. Ltd.	7,355	336
	Dongwon Industries Co. Ltd.	9,828	334
*	CJ CGV Co. Ltd.	95,161	333
[1]	Solid Inc.	59,157	333
	Daesang Corp.	22,688	331
*,1	Il Dong Pharmaceutical Co. Ltd.	20,038	330
*,1	Binex Co. Ltd.	29,253	326
	DongKook Pharmaceutical Co. Ltd.	26,207	325
	Orion Holdings Corp.	24,323	324
[1]	NICE Information Service Co. Ltd.	31,386	319
	Lotte Chilsung Beverage Co. Ltd.	3,931	318
[1]	Hancom Inc.	18,237	317
*	Hanssem Co. Ltd.	9,683	316
[1]	Dentium Co. Ltd.	7,768	310
	NHN Corp.	15,273	310
	Mcnex Co. Ltd.	14,132	308
	Green Cross Holdings Corp.	27,591	305
[1]	Cheryong Electric Co. Ltd.	11,152	303
	TKG Huchems Co. Ltd.	23,711	297
*	Korea Line Corp.	224,844	296
[1]	Posco M-Tech Co. Ltd.	27,338	293
	Binggrae Co. Ltd.	5,694	289
	SFA Engineering Corp.	16,607	288
*	Bioneer Corp.	26,189	285
	Dong-A Socio Holdings Co. Ltd.	3,734	284
[1]	TCC Steel	21,658	278
	Seah Besteel Holdings Corp.	14,166	273
*	Hanwha General Insurance Co. Ltd.	71,879	273
[1]	Humedix Co. Ltd.	7,749	273
	Korea Electric Terminal Co. Ltd.	6,268	272
*	GS P&L Co. Ltd.	10,066	271
	Ahnlab Inc.	6,326	269
[1]	Intellian Technologies Inc.	8,455	268
66

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	Sungeel Hitech Co. Ltd.	8,815	265
	JW Pharmaceutical Corp.	16,044	264
	Yuanta Securities Korea Co. Ltd.	97,416	264
*,1	Nexon Games Co. Ltd.	28,206	264
	Youlchon Chemical Co. Ltd.	11,863	263
[2]	Samyang Holdings Corp.	3,586	263
	Lotte Rental Co. Ltd.	12,798	263
	i-SENS Inc.	21,550	261
*,1	BNC Korea Co. Ltd.	73,467	261
	Sungwoo Hitech Co. Ltd.	54,259	257
*,1	SFA Semicon Co. Ltd.	84,193	252
	Innocean Worldwide Inc.	20,975	252
[1]	NHN KCP Corp.	22,590	252
	Hankook Shell Oil Co. Ltd.	804	249
*,1	Chunbo Co. Ltd.	4,924	249
[1]	Hanil Cement Co. Ltd.	19,888	246
[1]	Harim Holdings Co. Ltd.	47,103	244
*	Eubiologics Co. Ltd.	28,047	243
*	UniTest Inc.	16,989	241
*	Shinsung E&G Co. Ltd.	185,585	240
	Innox Advanced Materials Co. Ltd.	13,575	234
	OCI Co. Ltd.	5,619	233
	LX Holdings Corp.	39,886	228
	DI Dong Il Corp.	17,957	228
	Dongkuk Steel Mill Co. Ltd.	37,851	226
*	Neowiz	13,078	224
	Hyundai Home Shopping Network Corp.	6,080	224
	Huons Global Co. Ltd.	5,829	223
*,1	Joongang Advanced Materials Co. Ltd.	84,146	219
*,1	HLB Therapeutics Co. Ltd.	93,207	218
	SD Biosensor Inc.	32,461	217
	Myoung Shin Industrial Co. Ltd.	33,248	217
	Lotte Wellfood Co. Ltd.	2,706	216
	Boryung	34,542	214
	Nexen Tire Corp.	46,368	209
	PI Advanced Materials Co. Ltd.	16,375	208
	Samwha Capacitor Co. Ltd.	8,722	206
*,1	Daea TI Co. Ltd.	72,499	206
	Young Poong Corp.	5,990	206
	Soulbrain Holdings Co. Ltd.	6,857	206
	IS Dongseo Co. Ltd.	15,718	205
[1]	KC Tech Co. Ltd.	7,635	204
	SK Securities Co. Ltd.	412,921	203
	Samchully Co. Ltd.	2,332	201
	Hyundai Green Food	19,061	201
[1]	Solus Advanced Materials Co. Ltd.	31,150	200
	Advanced Process Systems Corp.	14,177	197
	MegaStudyEdu Co. Ltd.	6,747	197
	Huons Co. Ltd.	9,566	196
	KCC Glass Corp.	10,673	194
	Eugene Investment & Securities Co. Ltd.	73,834	193
	Unid Co. Ltd.	4,057	191
	Com2uSCorp	7,888	188
	E1 Corp.	3,491	183
*	Komipharm International Co. Ltd.	43,177	183
*	Bukwang Pharmaceutical Co. Ltd.	69,759	181
	Hyundai GF Holdings	33,062	181
*	Jeju Air Co. Ltd.	45,111	181
*	Seoul Semiconductor Co. Ltd.	40,069	176
	Dong-A ST Co. Ltd.	5,141	176
	KH Vatec Co. Ltd.	19,909	175
	Seobu T&D	26,948	172
*	Tongyang Life Insurance Co. Ltd.	35,954	171
	Taekwang Industrial Co. Ltd.	293	165
	Handsome Co. Ltd.	15,955	164
	InBody Co. Ltd.	7,899	159
*,1	CMG Pharmaceutical Co. Ltd.	125,860	159
	Partron Co. Ltd.	32,720	159
	INTOPS Co. Ltd.	13,914	158
	HL Holdings Corp.	5,543	157
67

Pacific Stock Index Fund
		Shares	Market Value• ($000)
*	W Scope Chungju Plant Co. Ltd.	27,594	152
	LX Hausys Ltd.	7,559	149
	Webzen Inc.	17,380	147
*	GC Cell Corp.	9,045	145
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	143
*	Yungjin Pharmaceutical Co. Ltd.	98,804	143
	Modetour Network Inc.	18,313	143
*	Genexine Inc.	39,179	142
*,2	Kum Yang Co. Ltd.	20,452	142
	Korea United Pharm Inc.	10,554	141
	HYUNDAI Corp.	9,252	138
[2]	Ilyang Pharmaceutical Co. Ltd.	14,932	137
	HS Industries Co. Ltd.	48,529	136
	Zinus Inc.	13,963	135
	NICE Holdings Co. Ltd.	13,366	130
*	GeneOne Life Science Inc.	84,701	125
	LF Corp.	9,635	123
*	Vaxcell-Bio Therapeutics Co. Ltd.	18,578	121
*	Humasis Co. Ltd.	141,036	121
	Songwon Industrial Co. Ltd.	17,802	120
*	Amicogen Inc.	55,210	118
	Hansol Paper Co. Ltd.	19,492	111
	Hanjin Logistics Corp.	7,822	110
	Hansae Co. Ltd.	14,725	109
*	DIO Corp.	9,008	106
*,2	NKMax Co. Ltd.	72,996	103
*	Dawonsys Co. Ltd.	36,610	97
	Vieworks Co. Ltd.	7,236	96
	KISWIRE Ltd.	7,604	95
	GOLFZON Co. Ltd.	2,104	88
	Samyang Corp.	1,900	66
*,2	Hyosung Chemical Corp.	2,336	64
	iMarketKorea Inc.	10,880	60
	Namyang Dairy Products Co. Ltd.	978	35
*	CrystalGenomics Invites Co. Ltd.	13,543	14
			1,738,462
Total Common Stocks (Cost $9,361,339)			11,733,989
Preferred Stocks (0.6%)
	Samsung Electronics Co. Ltd. Preference Shares	972,376	57,384
	Hyundai Motor Co. Preference Shares (XKRX)	39,130	6,029
	Hyundai Motor Co. Preference Shares	27,308	4,151
	LG Chem Ltd. Preference Shares	9,329	1,288
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	159,996	1,216
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	3,863	916
	Doosan Co. Ltd. Preference Shares	2,182	772
	Hanwha Corp. Preference Shares	24,164	680
	LG Electronics Inc. Preference Shares	20,172	633
	Daishin Securities Co. Ltd. Preference Shares	24,865	372
	Amorepacific Corp. (XKRX) Preference Shares	9,137	263
	CJ CheilJedang Corp. Preference Shares	2,487	243
	Samsung SDI Co. Ltd. Preference Shares	1,797	231
	LG H&H Co. Ltd. Preference Shares	2,502	205
Total Preferred Stocks (Cost $34,516)			74,383
68

Pacific Stock Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.5%)
Money Market Fund (1.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $183,137)	1,831,499	183,150
Total Investments (100.7%) (Cost $9,578,992)			11,991,522
Other Assets and Liabilities—Net (-0.7%)			(86,087)
Net Assets (100%)			11,905,435
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $157,806.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $41,034, representing 0.3% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $169,075 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
KOSPI 200 Index	December 2025	174	17,743	3,643
S&P ASX 200 Index	December 2025	152	22,109	88
Topix Index	December 2025	276	59,710	3,330
				7,061

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	12/17/2025	AUD	20,565	USD	13,482	—	(19)
State Street Bank & Trust Co.	12/17/2025	AUD	16,271	USD	10,656	—	(4)
Toronto-Dominion Bank	12/17/2025	JPY	5,114,524	USD	35,148	—	(1,798)
State Street Bank & Trust Co.	12/17/2025	JPY	565,046	USD	3,850	—	(165)
State Street Bank & Trust Co.	12/17/2025	KRW	10,729,036	USD	7,642	—	(119)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	4,066	AUD	6,156	35	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	3,255	HKD	25,280	—	(1)
State Street Bank & Trust Co.	12/17/2025	USD	18,445	JPY	2,736,116	604	—
Toronto-Dominion Bank	12/17/2025	USD	16,560	JPY	2,458,321	530	—
UBS AG	12/17/2025	USD	4,400	JPY	644,603	197	—
BNP Paribas	12/17/2025	USD	1,669	KRW	2,305,451	53	—
Standard Chartered Bank	12/17/2025	USD	3,459	SGD	4,410	58	—
						1,477	(2,106)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.
69

Pacific Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $9,395,855)	11,808,372
Affiliated Issuers (Cost $183,137)	183,150
Total Investments in Securities	11,991,522
Investment in Vanguard	277
Cash Collateral Pledged—Futures Contracts	6,669
Cash Collateral Pledged—Forward Currency Contracts	1,250
Foreign Currency, at Value (Cost $5,711)	5,709
Receivables for Investment Securities Sold	3,135
Receivables for Accrued Income	58,681
Receivables for Capital Shares Issued	53,654
Variation Margin Receivable—Futures Contracts	910
Unrealized Appreciation—Forward Currency Contracts	1,477
Other Assets	9,891
Total Assets	12,133,175
Liabilities
Payables for Investment Securities Purchased	54,284
Collateral for Securities on Loan	169,075
Payables for Capital Shares Redeemed	1,891
Payables to Vanguard	384
Unrealized Depreciation—Forward Currency Contracts	2,106
Total Liabilities	227,740
Net Assets	11,905,435
1 Includes $157,806 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	10,437,921
Total Distributable Earnings (Loss)	1,467,514
Net Assets	11,905,435

Investor Shares—Net Assets
Applicable to 268,509 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,697
Net Asset Value Per Share—Investor Shares	$17.49

ETF Shares—Net Assets
Applicable to 91,532,508 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,396,519
Net Asset Value Per Share—ETF Shares	$91.73

Admiral™ Shares—Net Assets
Applicable to 25,561,184 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,900,978
Net Asset Value Per Share—Admiral Shares	$113.49

Institutional Shares—Net Assets
Applicable to 34,740,090 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	603,241
Net Asset Value Per Share—Institutional Shares	$17.36

See accompanying Notes, which are an integral part of the Financial Statements.
70

Pacific Stock Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	287,289
Interest[2]	876
Securities Lending—Net	4,434
Total Income	292,599
Expenses
The Vanguard Group—Note B
Investment Advisory Services	631
Management and Administrative—Investor Shares	8
Management and Administrative—ETF Shares	3,405
Management and Administrative—Admiral Shares	1,859
Management and Administrative—Institutional Shares	238
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	210
Marketing and Distribution—Admiral Shares	88
Marketing and Distribution—Institutional Shares	16
Custodian Fees	702
Auditing Fees	49
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	657
Shareholders’ Reports and Proxy Fees—Admiral Shares	37
Shareholders’ Reports and Proxy Fees—Institutional Shares	55
Trustees’ Fees and Expenses	6
Other Expenses	52
Total Expenses	8,014
Net Investment Income	284,585
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	278,758
Futures Contracts	9,738
Forward Currency Contracts	(3,186)
Foreign Currencies	(1,798)
Realized Net Gain (Loss)	283,512
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	2,063,230
Futures Contracts	7,089
Forward Currency Contracts	822
Foreign Currencies	1,177
Change in Unrealized Appreciation (Depreciation)	2,072,318
Net Increase (Decrease) in Net Assets Resulting from Operations	2,640,415
1	Dividends are net of foreign withholding taxes of $21,434.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $631, ($3), and $11, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $446,529 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.
71

Pacific Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	284,585	258,289
Realized Net Gain (Loss)	283,512	(7,561)
Change in Unrealized Appreciation (Depreciation)	2,072,318	1,334,989
Net Increase (Decrease) in Net Assets Resulting from Operations	2,640,415	1,585,717
Distributions
Investor Shares	(144)	(161)
ETF Shares	(228,109)	(220,124)
Admiral Shares	(77,384)	(75,447)
Institutional Shares	(16,332)	(13,978)
Total Distributions	(321,969)	(309,710)
Capital Share Transactions
Investor Shares	(1,195)	(2,173)
ETF Shares	(271,592)	(32,252)
Admiral Shares	(53,316)	(83,243)
Institutional Shares	(7,636)	61,129
Net Increase (Decrease) from Capital Share Transactions	(333,739)	(56,539)
Total Increase (Decrease)	1,984,707	1,219,468
Net Assets
Beginning of Period	9,920,728	8,701,260
End of Period	11,905,435	9,920,728

See accompanying Notes, which are an integral part of the Financial Statements.
72

Pacific Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.10	$12.30	$11.21	$15.40	$12.79
Investment Operations
Net Investment Income[1]	.388	.340	.350	.386	.349
Net Realized and Unrealized Gain (Loss) on Investments	3.444	1.876	1.097	(4.175)	2.600
Total from Investment Operations	3.832	2.216	1.447	(3.789)	2.949
Distributions
Dividends from Net Investment Income	(.442)	(.416)	(.357)	(.401)	(.339)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.442)	(.416)	(.357)	(.401)	(.339)
Net Asset Value, End of Period	$17.49	$14.10	$12.30	$11.21	$15.40
Total Return[2]	27.88%	18.13%	12.83%	-25.08%	23.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5	$5	$6	$6	$12
Ratio of Total Expenses to Average Net Assets	0.23%	0.23%[3]	0.23%[3]	0.23%[3]	0.23%
Ratio of Net Investment Income to Average Net Assets	2.62%	2.43%	2.71%	2.87%	2.25%
Portfolio Turnover Rate[4]	7%	5%	3%	6%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.23%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
73

Pacific Stock Index Fund
Financial Highlights
FTSE Pacific ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$73.95	$64.49	$58.78	$80.80	$67.11
Investment Operations
Net Investment Income[1]	2.153	1.917	1.944	2.158	1.993
Net Realized and Unrealized Gain (Loss) on Investments	18.073	9.840	5.738	(21.961)	13.594
Total from Investment Operations	20.226	11.757	7.682	(19.803)	15.587
Distributions
Dividends from Net Investment Income	(2.446)	(2.297)	(1.972)	(2.217)	(1.897)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.446)	(2.297)	(1.972)	(2.217)	(1.897)
Net Asset Value, End of Period	$91.73	$73.95	$64.49	$58.78	$80.80
Total Return	28.09%	18.36%	13.00%	-24.99%	23.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,397	$7,032	$6,162	$5,276	$5,463
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.75%	2.60%	2.88%	3.11%	2.45%
Portfolio Turnover Rate[3]	7%	5%	3%	6%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.49	$79.79	$72.71	$99.94	$83.00
Investment Operations
Net Investment Income[1]	2.649	2.351	2.378	2.648	2.399
Net Realized and Unrealized Gain (Loss) on Investments	22.358	12.172	7.124	(27.155)	16.866
Total from Investment Operations	25.007	14.523	9.502	(24.507)	19.265
Distributions
Dividends from Net Investment Income	(3.007)	(2.823)	(2.422)	(2.723)	(2.325)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.007)	(2.823)	(2.422)	(2.723)	(2.325)
Net Asset Value, End of Period	$113.49	$91.49	$79.79	$72.71	$99.94
Total Return[2]	28.07%	18.33%	12.98%	-25.01%	23.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,901	$2,389	$2,154	$2,072	$2,834
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	2.73%	2.58%	2.85%	3.06%	2.39%
Portfolio Turnover Rate[4]	7%	5%	3%	6%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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Pacific Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$14.00	$12.21	$11.13	$15.29	$12.70
Investment Operations
Net Investment Income[1]	.404	.369	.367	.405	.366
Net Realized and Unrealized Gain (Loss) on Investments	3.419	1.856	1.086	(4.146)	2.582
Total from Investment Operations	3.823	2.225	1.453	(3.741)	2.948
Distributions
Dividends from Net Investment Income	(.463)	(.435)	(.373)	(.419)	(.358)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.463)	(.435)	(.373)	(.419)	(.358)
Net Asset Value, End of Period	$17.36	$14.00	$12.21	$11.13	$15.29
Total Return	28.05%	18.35%	12.97%	-24.96%	23.25%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$603	$495	$379	$297	$416
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.72%	2.64%	2.87%	3.06%	2.39%
Portfolio Turnover Rate[3]	7%	5%	3%	6%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
76

Pacific Stock Index Fund
Notes to Financial Statements
Vanguard Pacific Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares, known as Vanguard FTSE Pacific ETF Shares, are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
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Pacific Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $277,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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Pacific Stock Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,241	11,702,354	24,394	11,733,989
Preferred Stocks	—	74,383	—	74,383
Temporary Cash Investments	183,150	—	—	183,150
Total	190,391	11,776,737	24,394	11,991,522
Derivative Financial Instruments
Assets
Futures Contracts[1]	7,061	—	—	7,061
Forward Currency Contracts	—	1,477	—	1,477
Total	7,061	1,477	—	8,538
Liabilities
Forward Currency Contracts	—	(2,106)	—	(2,106)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	7,061	—	7,061
Unrealized Appreciation—Forward Currency Contracts	—	1,477	1,477
Total Assets	7,061	1,477	8,538

Unrealized Depreciation—Forward Currency Contracts	—	(2,106)	(2,106)
Total Liabilities	—	(2,106)	(2,106)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	9,738	—	9,738
Forward Currency Contracts	—	(3,186)	(3,186)
Realized Net Gain (Loss) on Derivatives	9,738	(3,186)	6,552
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	7,089	—	7,089
Forward Currency Contracts	—	822	822
Change in Unrealized Appreciation (Depreciation) on Derivatives	7,089	822	7,911
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	427,625
Total Distributable Earnings (Loss)	(427,625)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
79

Pacific Stock Index Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	292,384
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	2,087,085
Capital Loss Carryforwards	(911,955)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	1,467,514
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	321,969	309,710
Long-Term Capital Gains	—	—
Total	321,969	309,710
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,909,208
Gross Unrealized Appreciation	3,544,038
Gross Unrealized Depreciation	(1,454,606)
Net Unrealized Appreciation (Depreciation)	2,089,432
F.	During the year ended October 31, 2025, the fund purchased $699,201,000 of investment securities and sold $738,270,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $753,994,000 and $1,089,124,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	717	47	376	26
Issued in Lieu of Cash Distributions	144	10	161	12
Redeemed	(2,056)	(138)	(2,710)	(203)
Net Increase (Decrease)—Investor Shares	(1,195)	(81)	(2,173)	(165)
ETF Shares
Issued	968,173	12,441	403,119	5,541
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,239,765)	(16,000)	(435,371)	(6,000)
Net Increase (Decrease)—ETF Shares	(271,592)	(3,559)	(32,252)	(459)
Admiral Shares
Issued	224,673	2,312	196,130	2,167
Issued in Lieu of Cash Distributions	61,931	661	61,070	685
Redeemed	(339,920)	(3,522)	(340,443)	(3,737)
Net Increase (Decrease)—Admiral Shares	(53,316)	(549)	(83,243)	(885)
80

Pacific Stock Index Fund
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	83,339	5,670	84,094	5,951
Issued in Lieu of Cash Distributions	12,717	889	10,987	803
Redeemed	(103,692)	(7,166)	(33,952)	(2,436)
Net Increase (Decrease)—Institutional Shares	(7,636)	(607)	61,129	4,318
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
81

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
82

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
European Stock Index Fund	776,639
Pacific Stock Index Fund	211,076
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
European Stock Index Fund	981
Pacific Stock Index Fund	360
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
European Stock Index Fund	1,014,001	75,361
Pacific Stock Index Fund	308,573	20,261

Q720 122025
83

Financial Statements
For the year ended October 31, 2025
Vanguard FTSE International Index Funds
Vanguard FTSE All-World ex-US Index Fund
Vanguard FTSE All-World ex-US Small-Cap Index Fund

Contents
FTSE All-World ex-US Index Fund	1
FTSE All-World ex-US Small-Cap Index Fund	72
Report of Independent Registered Public Accounting Firm	156
Tax information	157

FTSE All-World ex-US Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.0%)
Australia (4.3%)
	Commonwealth Bank of Australia	3,631,267	407,446
	BHP Group Ltd.	10,656,327	303,793
	National Australia Bank Ltd.	6,640,725	189,327
	Westpac Banking Corp.	7,427,725	187,955
	ANZ Group Holdings Ltd.	6,459,998	154,728
	Wesfarmers Ltd.	2,447,068	134,310
	CSL Ltd.	1,051,374	122,523
	Macquarie Group Ltd.	743,188	106,004
	Goodman Group	4,303,472	92,818
	Rio Tinto Ltd.	803,134	69,733
	Woodside Energy Group Ltd.	4,116,984	66,718
	Transurban Group	6,725,396	63,634
	Northern Star Resources Ltd.	3,111,146	50,167
	Aristocrat Leisure Ltd.	1,202,028	49,734
	Woolworths Group Ltd.	2,639,984	49,048
	Brambles Ltd.	2,964,944	48,179
	Fortescue Ltd.	3,451,784	48,005
	QBE Insurance Group Ltd.	3,275,747	42,501
	Coles Group Ltd.	2,888,229	41,656
*	Xero Ltd.	336,000	31,787
	Evolution Mining Ltd.	4,300,124	30,430
	Scentre Group	11,343,482	30,217
	Suncorp Group Ltd.	2,342,340	30,068
	Origin Energy Ltd.	3,715,801	29,778
	Santos Ltd.	7,043,498	29,091
	Telstra Group Ltd.	8,638,620	27,599
	Computershare Ltd. (XASX)	1,146,719	27,395
	Cochlear Ltd.	141,367	26,540
*	James Hardie Industries plc GDR	1,220,295	25,700
	Insurance Australia Group Ltd.	4,900,048	25,190
	Stockland	5,068,012	20,953
*	Lynas Rare Earths Ltd.	2,075,804	20,694
	South32 Ltd.	9,825,350	20,320
	Pro Medicus Ltd.	115,654	19,858
	Medibank Pvt Ltd.	5,975,566	19,071
	Sigma Healthcare Ltd.	9,295,881	18,899
	WiseTech Global Ltd.	403,683	18,207
	CAR Group Ltd.	779,039	18,190
	Lottery Corp. Ltd.	4,762,465	17,131
	APA Group	2,705,472	16,249
	JB Hi-Fi Ltd.	236,090	16,150
	Washington H Soul Pattinson & Co. Ltd.	655,466	16,106
	ASX Ltd.	421,861	15,565
	Technology One Ltd.	644,530	15,523
	Orica Ltd.	1,045,449	15,201
	ALS Ltd.	1,069,097	15,173
	Charter Hall Group	1,023,534	15,032
	GPT Group	4,188,933	14,714
	REA Group Ltd.	102,946	14,344
*	NEXTDC Ltd.	1,393,489	14,326
	Sonic Healthcare Ltd.	1,017,896	14,088
	Vicinity Ltd.	8,373,777	13,834
	BlueScope Steel Ltd.	903,400	13,516
	SGH Ltd.	419,296	13,286
*,1	Pilbara Minerals Ltd.	6,125,682	13,181
	SEEK Ltd.	742,970	13,148
	Mirvac Group	8,553,652	12,877
	HUB24 Ltd.	166,728	12,424
*	Mineral Resources Ltd.	361,838	11,428
	Dexus	2,288,509	10,911
1

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Qantas Airways Ltd.	1,632,603	10,877
	Qube Holdings Ltd.	3,725,778	10,678
	Ampol Ltd.	523,937	10,526
	Bendigo & Adelaide Bank Ltd.	1,221,974	10,108
	Worley Ltd.	1,055,893	9,861
	a2 Milk Co. Ltd.	1,535,767	9,565
	Aurizon Holdings Ltd.	3,758,461	8,432
	Steadfast Group Ltd.	2,292,877	8,400
	Ramsay Health Care Ltd.	397,109	8,331
	Cleanaway Waste Management Ltd.	4,886,291	8,146
	AGL Energy Ltd.	1,296,663	7,855
	Whitehaven Coal Ltd.	1,644,877	7,731
	Dyno Nobel Ltd.	3,666,557	7,716
	Ansell Ltd.	311,192	7,434
	Downer EDI Ltd.	1,459,356	7,371
	Endeavour Group Ltd.	3,069,079	7,343
	Atlas Arteria Ltd.	2,192,155	6,964
	Treasury Wine Estates Ltd.	1,720,275	6,738
	Challenger Ltd.	1,097,377	6,680
	AMP Ltd.	5,460,519	6,371
	Bank of Queensland Ltd.	1,408,902	6,322
*	Telix Pharmaceuticals Ltd.	585,401	6,195
	Metcash Ltd.	2,342,820	5,836
	Lendlease Corp. Ltd.	1,451,222	5,263
	Harvey Norman Holdings Ltd.	1,113,043	5,260
	Netwealth Group Ltd.	258,649	5,206
*	IGO Ltd.	1,454,259	5,099
	Iluka Resources Ltd.	913,921	4,132
	Region Group	2,460,140	3,929
[1]	Reece Ltd.	512,487	3,912
	Sims Ltd.	345,313	3,602
	Orora Ltd.	2,535,888	3,336
*	Insignia Financial Ltd.	1,113,560	3,301
	TPG Telecom Ltd.	870,520	3,149
[1]	Flight Centre Travel Group Ltd.	381,561	3,069
	Perpetual Ltd.	231,825	2,908
[1]	Yancoal Australia Ltd.	725,715	2,641
	Beach Energy Ltd.	3,247,707	2,639
	New Hope Corp. Ltd.	959,823	2,605
	Deterra Royalties Ltd.	897,759	2,393
	Magellan Financial Group Ltd.	351,634	2,210
	GQG Partners Inc. GDR	1,630,920	1,669
[1]	Domino's Pizza Enterprises Ltd.	138,114	1,654
			3,265,930
Austria (0.2%)
	Erste Group Bank AG	609,831	63,172
[2]	BAWAG Group AG	169,122	21,856
	OMV AG	315,891	17,294
[1]	Verbund AG	143,128	11,046
	ANDRITZ AG	141,294	10,683
	Raiffeisen Bank International AG	277,371	10,340
	Strabag SE	36,888	2,886
	Telekom Austria AG	159,099	1,692
			138,969
Belgium (0.6%)
	Anheuser-Busch InBev SA NV	2,068,552	126,135
*	Argenx SE	132,537	108,477
	UCB SA	260,065	66,874
	KBC Group NV	490,177	58,973
	Ageas SA	382,167	25,292
	Groupe Bruxelles Lambert NV	172,373	15,150
	Syensqo SA	151,913	12,540
	Ackermans & van Haaren NV	47,274	11,773
	Elia Group SA	95,447	11,504
	Warehouses De Pauw CVA	399,264	10,139
	Sofina SA	33,247	9,138
	D'ieteren Group	44,950	8,211
	Lotus Bakeries NV	868	7,573
			471,779
2

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
Brazil (0.9%)
	Vale SA	7,757,863	94,105
	Itau Unibanco Holding SA ADR	6,097,704	44,879
	Petroleo Brasileiro SA - Petrobras	6,106,336	35,764
	B3 SA - Brasil Bolsa Balcao	11,324,557	26,649
	Centrais Eletricas Brasileiras SA	2,514,565	26,043
	WEG SA	3,201,381	25,052
	Cia de Saneamento Basico do Estado de Sao Paulo	996,431	24,417
*	Embraer SA	1,505,946	24,350
	Banco BTG Pactual SA	2,559,722	23,228
	Banco Bradesco SA ADR	5,751,795	19,441
[2]	Rede D'Or Sao Luiz SA	2,134,773	17,197
	Ambev SA	6,469,408	15,284
	Equatorial Energia SA	2,243,239	15,282
	Banco Do Brasil SA	3,692,166	15,030
	Petroleo Brasileiro SA - Petrobras ADR	1,340,658	14,814
	Localiza Rent a Car SA (BVMF)	1,891,668	13,868
	Suzano SA	1,462,570	13,291
*	PRIO SA	1,698,075	11,372
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	950,874	11,068
	Raia Drogasil SA	2,791,872	10,379
	Vibra Energia SA	2,298,884	10,170
	TOTVS SA	1,187,191	9,791
	Banco Bradesco SA	3,252,702	9,353
	Telefonica Brasil SA	1,506,052	8,969
	BB Seguridade Participacoes SA	1,378,851	8,419
	Motiva Infraestrutura de Mobilidade SA	2,688,039	7,934
	Rumo SA	2,666,953	7,892
	TIM SA	1,681,500	7,592
	Itau Unibanco Holding SA	1,152,340	7,527
*	Eneva SA	2,045,035	6,960
	Ambev SA ADR	2,998,971	6,928
	Ultrapar Participacoes SA	1,582,022	6,296
	MBRF Global Foods Co. SA	1,818,940	6,042
	Energisa SA	626,367	6,034
	Lojas Renner SA	2,182,670	6,021
	Klabin SA	1,631,808	5,472
	Banco Santander Brasil SA	887,853	5,139
	Cia Paranaense de Energia - Copel	1,813,565	4,419
	Engie Brasil Energia SA	561,210	4,173
	Alupar Investimento SA	680,972	4,124
	Gerdau SA ADR	1,146,970	4,003
*,2	Hapvida Participacoes e Investimentos SA	683,629	3,975
	Smartfit Escola de Ginastica e Danca SA	820,437	3,840
	Sendas Distribuidora SA	2,392,870	3,825
	Cia de Saneamento do Parana	595,700	3,818
	Porto Seguro SA	413,824	3,696
	Caixa Seguridade Participacoes SA	1,316,100	3,662
	Multiplan Empreendimentos Imobiliarios SA	711,148	3,634
	Allos SA	775,775	3,598
	CPFL Energia SA	429,600	3,322
*	Natura Cosmeticos SA	1,936,562	3,243
[2]	GPS Participacoes e Empreendimentos SA	883,600	3,124
	Hypera SA	650,083	3,122
*	Cosan SA	2,582,771	2,952
	Transmissora Alianca de Energia Eletrica SA	361,156	2,558
*	Brava Energia	894,600	2,454
	Neoenergia SA	432,900	2,348
	Cia Energetica de Minas Gerais ADR	980,613	2,050
	Auren Energia SA	678,084	1,385
	Cia Siderurgica Nacional SA	773,351	1,357
	Grupo Mateus SA	1,100,500	1,317
	M Dias Branco SA	237,686	1,295
	SLC Agricola SA	413,040	1,240
	Cia Paranaense de Energia - Copel ADR (XYNS)	112,597	1,164
	Telefonica Brasil SA ADR	93,829	1,119
	CSN Mineracao SA	902,300	1,018
	Sendas Distribuidora SA ADR	123,992	976
	Cia Siderurgica Nacional SA ADR	509,830	897
	Cia Paranaense de Energia - Copel ADR	63,132	613
3

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	TIM SA ADR	21,923	495
	Cia Energetica de Minas Gerais	127,394	344
*,1	Braskem SA Class A ADR	60,561	152
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	14,640	15
			693,379
Canada (7.6%)
*	Shopify Inc. Class A	2,621,986	455,882
	Royal Bank of Canada	3,073,574	450,271
	Toronto-Dominion Bank	3,724,730	305,829
	Enbridge Inc.	4,699,309	219,126
	Brookfield Corp.	4,587,978	211,285
	Bank of Montreal	1,561,871	194,021
	Bank of Nova Scotia	2,708,015	177,612
	Agnico Eagle Mines Ltd.	1,082,793	174,152
	Canadian Imperial Bank of Commerce	2,040,350	169,056
	Canadian Pacific Kansas City Ltd.	2,027,192	145,880
	Canadian Natural Resources Ltd.	4,498,835	143,925
	Manulife Financial Corp.	3,706,582	119,954
	Canadian National Railway Co.	1,214,272	116,436
	TC Energy Corp.	2,256,335	113,223
	Constellation Software Inc.	42,957	113,050
	Suncor Energy Inc.	2,656,893	105,798
	Cameco Corp.	941,266	96,197
	National Bank of Canada	854,293	95,446
	Wheaton Precious Metals Corp.	985,769	95,200
	Waste Connections Inc.	559,337	93,806
	Barrick Mining Corp. (XTSE)	2,697,554	88,550
*	Celestica Inc.	248,859	85,677
	Alimentation Couche-Tard Inc.	1,674,698	85,111
	Franco-Nevada Corp.	416,140	77,733
	Fairfax Financial Holdings Ltd.	47,594	77,271
	Dollarama Inc.	582,042	75,657
	Sun Life Financial Inc.	1,232,015	74,937
	Intact Financial Corp.	388,196	72,414
	Kinross Gold Corp.	2,664,262	61,964
	Nutrien Ltd.	1,060,489	57,760
	Power Corp. of Canada	1,182,052	55,371
	Fortis Inc. (XTSE)	1,096,842	55,133
	WSP Global Inc.	280,810	53,685
	Loblaw Cos. Ltd.	1,234,575	49,064
	Pembina Pipeline Corp.	1,274,229	48,205
	Restaurant Brands International Inc.	706,587	46,409
	Cenovus Energy Inc.	2,724,767	46,043
	Thomson Reuters Corp.	299,591	45,891
	Brookfield Asset Management Ltd. Class A (XTSE)	834,266	45,129
	Teck Resources Ltd. Class B	1,042,709	44,733
	RB Global Inc.	399,347	39,623
	CGI Inc.	442,531	38,512
	Tourmaline Oil Corp.	792,793	34,870
	Barrick Mining Corp.	1,025,962	33,553
	Pan American Silver Corp.	900,769	31,726
*	First Quantum Minerals Ltd.	1,478,413	30,695
	Emera Inc.	636,544	30,263
	Imperial Oil Ltd.	340,399	30,107
	Metro Inc.	435,889	29,055
	Alamos Gold Inc. Class A	904,473	27,884
	Magna International Inc.	583,186	27,551
	Stantec Inc.	245,182	27,152
*	Bombardier Inc. Class B	188,814	26,382
[2]	Hydro One Ltd.	698,676	25,769
	Great-West Lifeco Inc.	599,544	25,417
	AtkinsRealis Group Inc.	358,485	25,281
	GFL Environmental Inc.	577,576	25,252
	Lundin Mining Corp.	1,486,243	23,906
	iA Financial Corp. Inc.	200,740	23,696
	ARC Resources Ltd.	1,261,055	23,260
	Element Fleet Management Corp.	851,396	22,964
	TMX Group Ltd.	590,239	21,770
	George Weston Ltd.	349,267	21,237
4

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Open Text Corp.	541,890	20,790
	Whitecap Resources Inc.	2,628,709	19,567
*	CAE Inc.	687,865	19,313
	AltaGas Ltd.	628,097	18,437
	Gildan Activewear Inc.	315,098	18,375
*	Ivanhoe Mines Ltd. Class A	1,623,879	16,244
*	Descartes Systems Group Inc.	181,499	16,030
	TELUS Corp.	1,090,012	15,940
	BCE Inc.	669,510	15,304
	TFI International Inc.	169,104	15,197
	Lundin Gold Inc.	213,440	14,510
	Keyera Corp.	486,609	14,367
	FirstService Corp.	87,268	13,891
	Saputo Inc.	523,724	12,655
	Canadian Tire Corp. Ltd. Class A	107,074	12,280
	Enbridge Inc. (XTSE)	30,400	1,417
			5,733,128
Chile (0.2%)
	Banco De Chile	95,486,976	16,745
	Latam Airlines Group SA	545,415,905	12,396
	Falabella SA	1,823,644	11,483
	Banco de Credito e Inversiones SA	169,765	8,713
	Cencosud SA	2,805,354	8,689
	Banco Santander Chile ADR	232,200	6,664
	Empresas Copec SA	846,779	6,049
*	Sociedad Quimica y Minera de Chile SA ADR	115,213	5,644
	Plaza SA	1,433,665	4,034
	Enel Americas SA	40,414,163	3,821
	Empresas CMPC SA	2,343,451	3,384
	Enel Chile SA	40,017,362	3,055
	Banco Santander Chile	39,419,061	2,848
	Quinenco SA	605,241	2,767
	Banco Itau Chile SA	139,324	2,530
	Cencosud Shopping SA	1,014,092	2,405
	Latam Airlines Group SA ADR	52,813	2,376
	Colbun SA	15,418,956	2,317
	Aguas Andinas SA Class A	5,715,025	2,178
	Cia Cervecerias Unidas SA	269,956	1,720
	Cia Sud Americana de Vapores SA	27,476,091	1,366
	Enel Chile SA ADR	288,934	1,112
			112,296
China (9.3%)
	Tencent Holdings Ltd.	13,455,804	1,092,984
	Alibaba Group Holding Ltd.	38,881,440	827,348
*	PDD Holdings Inc. ADR	1,652,719	222,902
	China Construction Bank Corp. Class H	210,662,517	208,564
*,2	Xiaomi Corp. Class B	37,500,368	208,049
*,2	Meituan Class B	11,586,878	152,515
	Industrial & Commercial Bank of China Ltd. Class H	172,945,655	133,998
	NetEase Inc.	3,956,282	111,016
	BYD Co. Ltd. Class H	7,948,665	102,697
	Ping An Insurance Group Co. of China Ltd. Class H	14,129,862	102,079
	Trip.com Group Ltd.	1,355,035	95,356
	JD.com Inc. Class A	5,511,313	90,992
	Bank of China Ltd. Class H	148,527,284	84,103
*	Baidu Inc. Class A	4,763,062	72,095
[2]	Kuaishou Technology	6,054,400	56,211
	Zijin Mining Group Co. Ltd. Class H	13,010,882	53,826
	China Merchants Bank Co. Ltd. Class H	8,208,841	51,457
	China Life Insurance Co. Ltd. Class H	16,241,183	51,216
	Agricultural Bank of China Ltd. Class H	66,814,835	50,972
	PetroChina Co. Ltd. Class H	45,124,969	46,646
[2]	Pop Mart International Group Ltd.	1,450,400	41,257
*	BeOne Medicines Ltd. Class H	1,708,600	41,079
*,2	Innovent Biologics Inc.	3,464,347	38,862
	China Shenhua Energy Co. Ltd. Class H	7,362,360	38,337
	Kweichow Moutai Co. Ltd. Class A	190,335	38,286
	Contemporary Amperex Technology Co. Ltd. Class A	670,599	36,665
	PICC Property & Casualty Co. Ltd. Class H	15,002,470	35,444
5

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	XPeng Inc. Class A	3,033,116	35,336
*,2	Wuxi Biologics Cayman Inc.	7,520,612	35,077
	Yum China Holdings Inc.	783,293	33,732
	Geely Automobile Holdings Ltd.	12,568,097	29,815
	ANTA Sports Products Ltd.	2,700,073	28,184
*,1	NIO Inc. Class A	3,817,739	27,604
*	Li Auto Inc. Class A	2,615,573	27,142
	China Petroleum & Chemical Corp. Class H	49,892,731	26,538
[2]	Nongfu Spring Co. Ltd. Class H	3,894,600	25,890
	KE Holdings Inc. ADR	1,411,251	24,062
	Tencent Music Entertainment Group ADR	1,075,854	24,013
	China Pacific Insurance Group Co. Ltd. Class H	5,670,225	22,987
	China Resources Land Ltd.	6,262,816	22,627
	Full Truck Alliance Co. Ltd. ADR	1,732,171	22,518
[1]	China Hongqiao Group Ltd.	5,868,067	22,280
*,2	Akeso Inc.	1,468,000	21,375
*,1	Horizon Robotics	18,554,400	21,013
*	New Oriental Education & Technology Group Inc.	3,325,450	19,885
	Sino Biopharmaceutical Ltd.	21,087,718	19,209
*	Bilibili Inc. Class Z	622,943	18,815
	China CITIC Bank Corp. Ltd. Class H	19,422,749	18,531
	China Merchants Bank Co. Ltd. Class A	3,168,509	18,226
	ZTO Express Cayman Inc.	957,400	17,663
*,2	JD Health International Inc.	2,251,173	17,573
*,1,2	SenseTime Group Inc. Class B	57,577,000	17,562
	Foxconn Industrial Internet Co. Ltd. Class A	1,740,300	17,550
	CMOC Group Ltd. Class H	8,070,984	17,473
	CSPC Pharmaceutical Group Ltd.	17,320,869	17,061
	People's Insurance Co. Group of China Ltd. Class H	18,762,882	16,851
	CITIC Ltd.	10,759,697	16,631
	Haier Smart Home Co. Ltd. Class H	5,080,701	16,522
	H World Group Ltd.	4,241,910	16,449
*	J&T Global Express Ltd.	12,766,000	16,380
[2]	3SBio Inc.	3,810,269	15,160
	Agricultural Bank of China Ltd. Class A	13,192,729	14,773
*,1,2	Hua Hong Semiconductor Ltd. Class H	1,436,633	14,726
[2]	China Tower Corp. Ltd. Class H	10,169,205	14,691
	Kanzhun Ltd. ADR	662,776	14,687
	Yangzijiang Shipbuilding Holdings Ltd.	5,436,096	14,682
	China Yangtze Power Co. Ltd. Class A	3,708,657	14,652
[2]	Postal Savings Bank of China Co. Ltd. Class H	20,589,351	14,507
	Midea Group Co. Ltd. Class H	1,326,202	14,335
	Bank of Communications Co. Ltd. Class H	16,000,099	14,213
	ENN Energy Holdings Ltd.	1,627,618	14,182
	Sunny Optical Technology Group Co. Ltd.	1,466,418	14,171
	China Overseas Land & Investment Ltd.	8,155,629	13,687
	Zijin Mining Group Co. Ltd. Class A	3,149,274	13,475
	Ping An Insurance Group Co. of China Ltd. Class A	1,649,521	13,415
	Zhaojin Mining Industry Co. Ltd. Class H	3,586,637	13,355
	New China Life Insurance Co. Ltd. Class H	2,107,389	13,318
	Industrial & Commercial Bank of China Ltd. Class A	12,012,297	13,145
	CITIC Securities Co. Ltd. Class H	3,430,265	13,059
	BYD Co. Ltd. Class A	887,265	12,582
*	Cambricon Technologies Corp. Ltd. Class A	63,245	12,224
[2]	Guotai Haitong Securities Co. Ltd. Class H	6,295,617	12,063
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	1,325,965	11,808
	China Mengniu Dairy Co. Ltd.	6,472,504	11,778
*	Kingdee International Software Group Co. Ltd.	6,201,303	11,700
	China Resources Beer Holdings Co. Ltd.	3,404,130	11,644
	Hygon Information Technology Co. Ltd. Class A	352,193	11,357
[2]	Hansoh Pharmaceutical Group Co. Ltd.	2,466,608	11,323
	Zhongji Innolight Co. Ltd. Class A	167,017	11,029
*,2	Zhejiang Leapmotor Technologies Ltd. Class H	1,469,700	11,009
	China Galaxy Securities Co. Ltd. Class H	7,643,117	10,995
	Li Ning Co. Ltd.	5,034,802	10,947
*	TAL Education Group ADR	885,978	10,862
	Aluminum Corp. of China Ltd. Class H	8,225,642	10,459
	China Resources Power Holdings Co. Ltd.	4,339,843	10,378
	Wuliangye Yibin Co. Ltd. Class A	590,371	9,876
	COSCO SHIPPING Holdings Co. Ltd. Class H	5,670,990	9,835
6

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Luxshare Precision Industry Co. Ltd. Class A	1,100,939	9,754
	Jiangxi Copper Co. Ltd. Class H	2,321,392	9,686
[2]	WuXi AppTec Co. Ltd. Class H	692,598	9,678
	Great Wall Motor Co. Ltd. Class H	4,987,716	9,647
[2]	China International Capital Corp. Ltd. Class H	3,514,827	9,562
[1]	Yankuang Energy Group Co. Ltd. Class H	6,945,178	9,535
[2]	CGN Power Co. Ltd. Class H	23,914,536	9,475
	Kingsoft Corp. Ltd.	2,167,123	9,447
	Industrial Bank Co. Ltd. Class A	3,209,628	9,132
	Tsingtao Brewery Co. Ltd. Class H	1,347,057	9,104
	Weichai Power Co. Ltd. Class H	4,294,334	8,873
	Jiangsu Hengrui Medicine Co. Ltd. Class A	971,922	8,756
	East Money Information Co. Ltd. Class A	2,420,814	8,684
[1,2]	Shandong Gold Mining Co. Ltd. Class H	2,042,116	8,561
	Vipshop Holdings Ltd. ADR	485,786	8,496
*	Gds Holdings Ltd. Class A	1,889,527	8,419
*,1	GCL Technology Holdings Ltd.	47,999,000	8,391
	Sungrow Power Supply Co. Ltd. Class A	313,866	8,374
*,1	China Ruyi Holdings Ltd.	23,019,840	8,206
*	Alibaba Health Information Technology Ltd.	10,966,719	8,180
	Bank of Communications Co. Ltd. Class A	8,080,900	8,162
[2]	Meitu Inc.	7,255,500	8,058
	CITIC Securities Co. Ltd. Class A	1,902,886	7,865
	Anhui Conch Cement Co. Ltd. Class H	2,615,937	7,799
	BYD Electronic International Co. Ltd.	1,659,091	7,789
	Kunlun Energy Co. Ltd.	8,395,356	7,717
*	WuXi XDC Cayman Inc.	797,000	7,699
	Huaneng Power International Inc. Class H	9,290,226	7,675
	Tongcheng-Elong Holdings Ltd.	2,708,918	7,454
	Sinopharm Group Co. Ltd. Class H	2,947,706	7,347
	Shanghai Pudong Development Bank Co. Ltd. Class A	4,540,835	7,342
	China Coal Energy Co. Ltd. Class H	5,127,041	7,222
	Eoptolink Technology Inc. Ltd. Class A	149,920	7,203
[2]	Huatai Securities Co. Ltd. Class H	2,842,385	7,146
	China Minsheng Banking Corp. Ltd. Class H	13,905,669	7,124
[1]	ZTE Corp. Class H	1,647,112	6,957
	China Taiping Insurance Holdings Co. Ltd.	3,006,272	6,838
	CRRC Corp. Ltd. Class H	9,010,000	6,837
[1,2]	Smoore International Holdings Ltd.	4,015,350	6,762
[2]	China Resources Mixc Lifestyle Services Ltd.	1,289,800	6,748
	China Longyuan Power Group Corp. Ltd. Class H	7,281,086	6,743
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	117,000	6,726
	Minth Group Ltd.	1,511,714	6,708
*,2	JD Logistics Inc.	4,042,917	6,591
	NAURA Technology Group Co. Ltd. Class A	111,260	6,366
	Bank of China Ltd. Class A	7,946,059	6,269
	China Gas Holdings Ltd.	6,085,792	6,260
	China Shenhua Energy Co. Ltd. Class A	1,038,620	6,206
	CMOC Group Ltd. Class A	2,539,803	6,090
	Bosideng International Holdings Ltd.	9,646,931	5,903
*,2	NetEase Cloud Music Inc.	190,100	5,903
	Want Want China Holdings Ltd.	9,111,807	5,888
	Muyuan Foods Co. Ltd. Class A	827,137	5,854
*	Zai Lab Ltd.	2,213,810	5,777
[1,2]	Haidilao International Holding Ltd.	3,479,237	5,733
[1,2]	Ganfeng Lithium Group Co. Ltd. Class H	862,590	5,696
*	Dongfeng Motor Group Co. Ltd. Class H	4,674,643	5,655
	PetroChina Co. Ltd. Class A	4,371,202	5,629
	Guotai Haitong Securities Co. Ltd. (XSSC)	2,054,526	5,601
	Guangdong Investment Ltd.	5,882,664	5,588
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	184,273	5,571
[2]	Longfor Group Holdings Ltd.	4,490,835	5,547
	Tingyi Cayman Islands Holding Corp.	4,004,367	5,494
*,2	China CITIC Financial Asset Management Co. Ltd. Class H	41,403,000	5,489
	Seres Group Co. Ltd. Class A	250,700	5,475
	Qfin Holdings Inc. ADR	226,036	5,459
	China National Building Material Co. Ltd. Class H	7,680,232	5,443
	Victory Giant Technology Huizhou Co. Ltd. Class A	131,900	5,426
*	Genscript Biotech Corp.	2,589,596	5,375
[1]	MINISO Group Holding Ltd.	990,952	5,298
7

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	WuXi AppTec Co. Ltd. Class A	376,621	5,260
	China Resources Gas Group Ltd.	1,909,489	5,251
	China Pacific Insurance Group Co. Ltd. Class A	1,023,466	5,108
[1,2]	Giant Biogene Holding Co. Ltd.	1,054,400	5,053
	China Merchants Port Holdings Co. Ltd.	2,604,229	5,044
	GF Securities Co. Ltd. Class H	2,085,197	5,034
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	186,960	5,009
	Sinotruk Hong Kong Ltd.	1,472,884	4,921
	Far East Horizon Ltd.	5,452,301	4,894
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	6,685,893	4,875
	China Railway Group Ltd. Class H	9,437,299	4,787
	China State Construction Engineering Corp. Ltd. Class A	6,255,029	4,775
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	934,725	4,750
*,2	China Literature Ltd.	881,629	4,750
	Ping An Bank Co. Ltd. Class A	2,975,739	4,735
*,1,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	2,189,696	4,715
	Shaanxi Coal Industry Co. Ltd. Class A	1,465,400	4,676
	Hengan International Group Co. Ltd.	1,325,793	4,643
[1]	Xinyi Solar Holdings Ltd.	10,064,220	4,638
	China Everbright Environment Group Ltd.	7,396,484	4,576
	Kingboard Holdings Ltd.	1,271,813	4,557
	Shenzhen Inovance Technology Co. Ltd. Class A	415,500	4,496
	China Medical System Holdings Ltd.	2,591,850	4,470
*,1,2	Remegen Co. Ltd. Class H	381,000	4,410
[2]	China Feihe Ltd.	8,256,745	4,407
[1]	Laopu Gold Co. Ltd. Class H	49,500	4,357
	Beijing Enterprises Holdings Ltd.	989,088	4,340
	Bank of Jiangsu Co. Ltd. Class A	2,786,490	4,226
	Hithink RoyalFlush Information Network Co. Ltd. Class A	82,766	4,221
	Luzhou Laojiao Co. Ltd. Class A	222,288	4,203
	Wanhua Chemical Group Co. Ltd. Class A	475,320	4,184
	China Cinda Asset Management Co. Ltd. Class H	25,665,916	4,160
	SF Holding Co. Ltd. Class A	718,355	4,072
	CRRC Corp. Ltd. Class A	3,771,997	4,063
	NARI Technology Co. Ltd. Class A	1,189,487	4,053
	Bank of Ningbo Co. Ltd. Class A	1,012,870	4,037
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	2,849,306	4,028
	Chongqing Rural Commercial Bank Co. Ltd. Class H	4,855,181	3,993
	Sany Heavy Industry Co. Ltd. Class A	1,281,200	3,987
	China National Nuclear Power Co. Ltd. Class A	3,133,200	3,955
	China Petroleum & Chemical Corp. Class A	5,091,500	3,917
	China Oilfield Services Ltd. Class H	4,010,706	3,915
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	547,900	3,913
[2]	Yadea Group Holdings Ltd.	2,474,000	3,868
	China State Construction International Holdings Ltd.	3,391,767	3,858
	COSCO SHIPPING Holdings Co. Ltd. Class A	1,825,980	3,853
	Yangzijiang Financial Holding Ltd.	4,680,796	3,804
	ZTE Corp. Class A	619,479	3,782
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	705,005	3,778
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	971,100	3,744
	Advanced Micro-Fabrication Equipment Inc. Class A	94,198	3,701
	Country Garden Services Holdings Co. Ltd.	4,608,727	3,665
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	5,226,346	3,658
	China Power International Development Ltd.	8,474,326	3,653
	Inner Mongolia Yitai Coal Co. Ltd. Class B	1,873,014	3,653
	Haier Smart Home Co. Ltd. Class A	968,696	3,653
	China United Network Communications Ltd. Class A	4,778,900	3,644
	Haitian International Holdings Ltd.	1,331,947	3,640
	Postal Savings Bank of China Co. Ltd. Class A	4,449,988	3,598
	Eve Energy Co. Ltd. Class A	306,864	3,589
	Beijing Kingsoft Office Software Inc. Class A	70,909	3,579
	China Conch Venture Holdings Ltd.	2,834,415	3,544
	Shengyi Technology Co. Ltd. Class A	387,500	3,494
	China Construction Bank Corp. Class A	2,707,500	3,477
[1,2]	Ping An Healthcare & Technology Co. Ltd.	1,958,208	3,464
	China CSSC Holdings Ltd. Class A	679,800	3,434
	RLX Technology Inc. ADR	1,399,931	3,416
	Gree Electric Appliances Inc. of Zhuhai Class A	609,023	3,405
	Montage Technology Co. Ltd. Class A	177,303	3,398
	Anhui Gujing Distillery Co. Ltd. Class B	268,110	3,389
8

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	LONGi Green Energy Technology Co. Ltd. Class A	1,141,960	3,388
	Baoshan Iron & Steel Co. Ltd. Class A	3,268,100	3,387
	Zhejiang Expressway Co. Ltd. Class H	3,467,629	3,385
	JOYY Inc. ADR	57,017	3,382
	OmniVision Integrated Circuits Group Inc.	183,874	3,378
*	ZEEKR Intelligent Technology Holding Ltd. ADR	118,026	3,367
*,1	Shanghai Electric Group Co. Ltd. Class H	5,753,404	3,355
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	615,000	3,345
	SAIC Motor Corp. Ltd. Class A	1,426,815	3,338
	China Everbright Bank Co. Ltd. Class A	7,063,126	3,316
	China Tourism Group Duty Free Corp. Ltd. Class A	307,162	3,286
*,1	Microport Scientific Corp.	2,093,874	3,268
	Shenzhen International Holdings Ltd.	3,134,660	3,249
	Huatai Securities Co. Ltd. Class A	1,058,428	3,234
	BOE Technology Group Co. Ltd. Class A	5,632,800	3,215
	Autohome Inc. ADR	126,438	3,186
[1]	Jiangsu Expressway Co. Ltd. Class H	2,609,275	3,176
	New China Life Insurance Co. Ltd. Class A	329,647	3,142
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,025,066	3,140
	Eastroc Beverage Group Co. Ltd. Class A	79,133	3,114
	Lens Technology Co. Ltd. Class A	750,800	3,104
	GigaDevice Semiconductor Inc. Class A	100,071	3,096
	Brilliance China Automotive Holdings Ltd.	6,254,000	3,077
	China Communications Services Corp. Ltd. Class H	5,109,205	3,062
*,1	Alibaba Pictures Group Ltd.	25,792,294	3,051
	AviChina Industry & Technology Co. Ltd. Class H	5,970,567	3,041
	China Minsheng Banking Corp. Ltd. Class A	5,533,252	3,041
	Shennan Circuits Co. Ltd. Class A	100,339	3,021
*	Daqo New Energy Corp. ADR	92,115	3,008
	Bank of Nanjing Co. Ltd. Class A	1,885,365	2,999
	Fosun International Ltd.	4,645,788	2,947
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	3,048,715	2,944
[2]	CSC Financial Co. Ltd. Class H	1,726,248	2,928
	WUS Printed Circuit Kunshan Co. Ltd. Class A	292,270	2,906
	China Reinsurance Group Corp. Class H	14,311,206	2,906
	Iflytek Co. Ltd. Class A	365,500	2,858
	Fuyao Glass Industry Group Co. Ltd. Class A	300,812	2,854
	Kingboard Laminates Holdings Ltd.	1,701,118	2,848
	Goldwind Science & Technology Co. Ltd. Class H	1,671,661	2,837
	Bank of Shanghai Co. Ltd. Class A	2,123,591	2,834
	GF Securities Co. Ltd. Class A	892,048	2,833
	Sinopec Engineering Group Co. Ltd. Class H	3,000,688	2,827
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,085,321	2,815
	Ningbo Tuopu Group Co. Ltd. Class A	269,195	2,808
	Shandong Gold Mining Co. Ltd. Class A	555,463	2,804
	CSC Financial Co. Ltd. Class A	748,638	2,757
	China Merchants Securities Co. Ltd. Class A	1,124,767	2,741
*,1	China Vanke Co. Ltd. Class H	4,819,039	2,730
	Uni-President China Holdings Ltd.	2,506,604	2,714
	China Everbright Bank Co. Ltd. Class H	6,605,063	2,710
*,1	Air China Ltd. Class H	3,688,019	2,710
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	200,558	2,709
*	Qinghai Salt Lake Industry Co. Ltd. Class A	777,295	2,708
[1]	Beijing Enterprises Water Group Ltd.	8,389,390	2,696
	XCMG Construction Machinery Co. Ltd. Class A	1,800,000	2,692
[1]	TravelSky Technology Ltd. Class H	2,031,759	2,674
	Shenwan Hongyuan Group Co. Ltd. Class A	3,446,295	2,650
	Suzhou TFC Optical Communication Co. Ltd. Class A	119,380	2,633
	Aluminum Corp. of China Ltd. Class A	1,876,800	2,633
	China Three Gorges Renewables Group Co. Ltd. Class A	4,389,500	2,622
	China Galaxy Securities Co. Ltd. Class A	1,057,903	2,615
	Sinotrans Ltd. Class H	3,835,064	2,607
[1,2]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	566,930	2,598
*,1,2	East Buy Holding Ltd.	921,000	2,595
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	269,000	2,590
[1]	Sunshine Insurance Group Co. Ltd. Class H	5,459,000	2,590
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	365,370	2,566
	Wens Foodstuff Group Co. Ltd. Class A	1,004,680	2,564
*	Shanghai Electric Group Co. Ltd. Class A	1,954,500	2,558
	Avary Holding Shenzhen Co. Ltd. Class A	343,295	2,530
9

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	SF Holding Co. Ltd. Class H	538,000	2,496
	Bank of Beijing Co. Ltd. Class A	3,171,600	2,493
	Daqin Railway Co. Ltd. Class A	3,081,800	2,482
	Ganfeng Lithium Co. Ltd. Class A	255,000	2,475
	China Railway Group Ltd. Class A	3,121,274	2,466
[1,2]	China Resources Pharmaceutical Group Ltd.	3,847,732	2,466
	Shanghai United Imaging Healthcare Co. Ltd. Class A	125,369	2,465
	C&D International Investment Group Ltd.	1,197,759	2,460
	Bank of Hangzhou Co. Ltd. Class A	1,109,235	2,448
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	6,834,025	2,441
	GoerTek Inc. Class A	525,020	2,421
	Aier Eye Hospital Group Co. Ltd. Class A	1,405,578	2,419
*	Tongwei Co. Ltd. Class A	694,800	2,419
	China International Capital Corp. Ltd. Class A	466,591	2,418
*	iQIYI Inc. ADR	1,041,845	2,407
	China Jinmao Holdings Group Ltd.	13,843,706	2,392
	Focus Media Information Technology Co. Ltd. Class A	2,180,200	2,373
[1]	China Everbright Ltd.	1,826,662	2,372
	Zhejiang Huayou Cobalt Co. Ltd. Class A	259,650	2,367
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	329,400	2,364
*	Nine Dragons Paper Holdings Ltd.	3,266,072	2,339
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	93,197	2,333
	AECC Aviation Power Co. Ltd. Class A	424,400	2,332
	SDIC Power Holdings Co. Ltd. Class A	1,154,283	2,329
[1]	Zhongsheng Group Holdings Ltd.	1,473,104	2,325
	Lingyi iTech Guangdong Co. Class A	1,054,400	2,316
	Greentown China Holdings Ltd.	2,152,797	2,304
	Zhongjin Gold Corp. Ltd. Class A	737,700	2,291
[1]	Mao Geping Cosmetics Co. Ltd. Class H	197,100	2,277
	Jiangsu Yanghe Distillery Co. Ltd. Class A	227,800	2,267
*	China Southern Airlines Co. Ltd. Class H	3,687,237	2,224
	Chongqing Changan Automobile Co. Ltd. Class A	1,276,980	2,224
	Xtep International Holdings Ltd.	3,070,500	2,223
	Sany Heavy Equipment International Holdings Co. Ltd.	2,352,000	2,220
	China CITIC Bank Corp. Ltd. Class A	2,030,835	2,211
	Yunnan Baiyao Group Co. Ltd. Class A	274,620	2,188
	China Zheshang Bank Co. Ltd. Class H	6,643,000	2,164
[1,2]	China Merchants Securities Co. Ltd. Class H	1,069,113	2,147
	China Traditional Chinese Medicine Holdings Co. Ltd.	7,111,306	2,142
	TBEA Co. Ltd. Class A	775,960	2,136
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,410,019	2,123
	Zhejiang China Commodities City Group Co. Ltd. Class A	818,100	2,121
	Hisense Home Appliances Group Co. Ltd. Class H	713,000	2,103
	Guangdong Haid Group Co. Ltd. Class A	256,208	2,103
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	1,466,250	2,100
	Huaxia Bank Co. Ltd. Class A	2,189,798	2,096
	Power Construction Corp. of China Ltd. Class A	2,641,000	2,094
*	Air China Ltd. Class A	1,884,826	2,084
	IEIT Systems Co. Ltd. Class A	227,320	2,082
[1,2]	China Tourism Group Duty Free Corp. Ltd. Class H	242,200	2,081
[1,2]	Pharmaron Beijing Co. Ltd. Class H	620,627	2,072
	Zhejiang Juhua Co. Ltd. Class A	415,249	2,062
	Weichai Power Co. Ltd. Class A	976,048	2,053
*,1	China Eastern Airlines Corp. Ltd. Class H	3,997,171	2,053
*	Kuang-Chi Technologies Co. Ltd. Class A	320,500	2,053
	People's Insurance Co. Group of China Ltd. Class A	1,729,328	2,053
[2]	Topsports International Holdings Ltd.	5,140,209	2,037
	Metallurgical Corp. of China Ltd. Class H	6,684,030	2,037
*	Lufax Holding Ltd. ADR	650,948	2,031
	Chaozhou Three-Circle Group Co. Ltd. Class A	289,500	2,021
	GD Power Development Co. Ltd. Class A	2,698,796	2,007
[2]	Orient Securities Co. Ltd. Class H	2,140,835	1,995
[1]	Huadian Power International Corp. Ltd. Class H	3,375,550	1,990
	Datang International Power Generation Co. Ltd. Class H	6,471,035	1,989
	Weibo Corp. Class A	181,358	1,983
*	China Southern Airlines Co. Ltd. Class A	2,109,997	1,979
	Zangge Mining Co. Ltd. Class A	238,896	1,978
*	Shenzhen Longsys Electronics Co. Ltd. Class A	53,200	1,954
[1]	Guangzhou Automobile Group Co. Ltd. Class H	4,644,058	1,947
	Huaqin Technology Co. Ltd. Class A	135,800	1,938
10

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Henan Shuanghui Investment & Development Co. Ltd. Class A	534,008	1,932
	China Suntien Green Energy Corp. Ltd. Class H	3,454,000	1,931
	Anhui Conch Cement Co. Ltd. Class A	576,972	1,881
	Shanghai Baosight Software Co. Ltd. Class B	1,673,885	1,878
	Poly Developments & Holdings Group Co. Ltd. Class A	1,817,295	1,872
*,1	Tianqi Lithium Corp. Class H	303,000	1,863
	COSCO SHIPPING Ports Ltd.	2,507,097	1,848
	Hengli Petrochemical Co. Ltd. Class A	731,600	1,847
	Shenzhen Transsion Holdings Co. Ltd. Class A	170,679	1,830
*	Beijing Compass Technology Development Co. Ltd. Class A	90,000	1,829
	Shanghai International Airport Co. Ltd. Class A	402,598	1,827
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1,373,096	1,824
	CNPC Capital Co. Ltd. Class A	1,233,491	1,812
	Piotech Inc. Class A	42,129	1,807
	Guosen Securities Co. Ltd. Class A	911,381	1,800
	360 Security Technology Inc. Class A	1,063,599	1,790
	Gotion High-tech Co. Ltd. Class A	276,400	1,770
	Shanghai Electric Power Co. Ltd. Class A	422,000	1,761
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	33,361	1,750
*	China Eastern Airlines Corp. Ltd. Class A	2,566,729	1,733
	Orient Securities Co. Ltd. Class A	1,130,457	1,731
	Yunnan Aluminium Co. Ltd. Class A	534,700	1,727
	Shanghai Rural Commercial Bank Co. Ltd. Class A	1,439,686	1,727
	TCL Technology Group Corp. Class A	2,845,450	1,725
	Chongqing Changan Automobile Co. Ltd. Class B	2,959,064	1,722
	Yankuang Energy Group Co. Ltd. Class A	831,202	1,720
[2]	Shenwan Hongyuan Group Co. Ltd. Class H	3,904,000	1,718
[1]	Dongfang Electric Corp. Ltd. Class H	703,291	1,716
	Yuexiu Property Co. Ltd.	2,979,853	1,716
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	75,649	1,693
	Huagong Tech Co. Ltd. Class A	150,459	1,688
	Jiangxi Copper Co. Ltd. Class A	292,276	1,688
*,1,2	Luye Pharma Group Ltd.	4,161,961	1,686
	China Energy Engineering Corp. Ltd. Class A (XSSC)	4,956,699	1,679
	Yihai International Holding Ltd.	1,088,418	1,670
	Range Intelligent Computing Technology Group Co. Ltd. Class A	234,598	1,665
	Lao Feng Xiang Co. Ltd. Class B	452,985	1,657
	Unisplendour Corp. Ltd. Class A	434,236	1,653
	Shougang Fushan Resources Group Ltd.	4,165,779	1,634
*	Hainan Airlines Holding Co. Ltd. Class A	6,554,318	1,631
	Wolong Electric Group Co. Ltd. Class A	238,560	1,620
	Rockchip Electronics Co. Ltd. Class A	62,798	1,602
[2]	China Railway Signal & Communication Corp. Ltd. Class H	3,636,353	1,596
[1,2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	266,043	1,592
*	Tianqi Lithium Corp. Class A (XSEC)	211,884	1,591
	Everbright Securities Co. Ltd. Class A	605,495	1,584
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	282,020	1,581
	Great Wall Motor Co. Ltd. Class A	493,604	1,581
	China Energy Engineering Corp. Ltd. Class H	10,594,000	1,580
	Shenzhen Kinwong Electronic Co. Ltd. Class A	154,740	1,578
	China Merchants Energy Shipping Co. Ltd. Class A	1,209,100	1,571
	Shengyi Electronics Co. Ltd. Class A	101,860	1,556
	Zhejiang NHU Co. Ltd. Class A	451,928	1,544
	Huadong Medicine Co. Ltd. Class A	262,500	1,533
	Bank of Chengdu Co. Ltd. Class A	647,300	1,530
	Giant Network Group Co. Ltd. Class A	309,300	1,526
*,2	Legend Holdings Corp. Class H	1,176,079	1,520
	JCET Group Co. Ltd. Class A	270,000	1,520
*	Seazen Group Ltd.	5,389,639	1,518
	Sichuan Chuantou Energy Co. Ltd. Class A	727,900	1,506
[1]	Chifeng Jilong Gold Mining Co. Ltd. Class H	409,000	1,505
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	240,100	1,504
	Shanghai Industrial Holdings Ltd.	852,512	1,497
*,1,2	Jinxin Fertility Group Ltd.	4,685,161	1,482
	Yutong Bus Co. Ltd. Class A	325,800	1,480
	Tongling Nonferrous Metals Group Co. Ltd. Class A	1,983,158	1,473
[1,2]	ZJLD Group Inc.	1,301,000	1,462
	Founder Securities Co. Ltd. Class A	1,260,695	1,459
	Nexchip Semiconductor Corp. Class A	306,775	1,446
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	125,575	1,442
11

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Zhejiang Dahua Technology Co. Ltd. Class A	497,300	1,430
*	Beijing Capital International Airport Co. Ltd. Class H	3,981,292	1,429
	China Resources Microelectronics Ltd. Class A	199,461	1,423
	Ningbo Deye Technology Co. Ltd. Class A	135,646	1,420
	Sanan Optoelectronics Co. Ltd. Class A	724,400	1,414
	Dongfang Electric Corp. Ltd. Class A	480,084	1,408
	Poly Property Services Co. Ltd. Class H	325,246	1,403
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	167,000	1,399
	Huizhou Desay Sv Automotive Co. Ltd. Class A	83,300	1,390
	Metallurgical Corp. of China Ltd. Class A	2,831,500	1,389
[2]	Qingdao Port International Co. Ltd. Class H	1,507,433	1,378
	China Coal Energy Co. Ltd. Class A	717,838	1,370
	Anhui Expressway Co. Ltd. Class H	860,728	1,367
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	399,743	1,365
[1]	Flat Glass Group Co. Ltd. Class H	861,649	1,355
*	Guangdong HEC Technology Holding Co. Ltd. Class A	447,453	1,353
	Anhui Gujing Distillery Co. Ltd. Class A	59,688	1,351
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	298,700	1,350
	China International Marine Containers Group Co. Ltd. Class H	1,472,625	1,346
	TongFu Microelectronics Co. Ltd. Class A	224,800	1,344
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	1,030,959	1,340
	Zhejiang Chint Electrics Co. Ltd. Class A	330,793	1,334
	Tianshan Aluminum Group Co. Ltd. Class A	709,400	1,332
	Hundsun Technologies Inc. Class A	300,042	1,327
	Huayu Automotive Systems Co. Ltd. Class A	461,869	1,326
	China Jushi Co. Ltd. Class A	575,453	1,326
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	323,215	1,326
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	916,573	1,322
*	China Vanke Co. Ltd. Class A	1,490,500	1,314
	Sunwoda Electronic Co. Ltd. Class A	259,900	1,310
*	National Silicon Industry Group Co. Ltd. Class A	407,297	1,309
	Huaneng Power International Inc. Class A	1,143,944	1,308
	Anker Innovations Technology Co. Ltd. Class A	79,359	1,305
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	314,686	1,293
	Industrial Securities Co. Ltd. Class A	1,330,410	1,288
	Empyrean Technology Co. Ltd. Class A	75,230	1,280
	Livzon Pharmaceutical Group Inc. Class H	315,171	1,268
	China Zheshang Bank Co. Ltd. Class A	3,012,950	1,266
	YTO Express Group Co. Ltd. Class A	523,600	1,259
	Shanjin International Gold Co. Ltd. Class A	410,040	1,253
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	352,600	1,253
*	Hua Hong Semiconductor Ltd. Class A	70,936	1,247
	Xiamen Tungsten Co. Ltd. Class A	246,699	1,239
	Goldwind Science & Technology Co. Ltd. Class A	560,097	1,237
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	342,944	1,237
*	Jinko Solar Co. Ltd. Class A	1,512,690	1,235
	Satellite Chemical Co. Ltd. Class A	489,680	1,233
	Hengtong Optic-electric Co. Ltd. Class A	390,100	1,226
*	Wuhan Guide Infrared Co. Ltd. Class A	625,095	1,220
	Shanghai International Port Group Co. Ltd. Class A	1,552,200	1,218
	Chongqing Rural Commercial Bank Co. Ltd. Class A	1,247,100	1,214
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	130,100	1,213
*	Kunlun Tech Co. Ltd. Class A	186,200	1,207
*	China Greatwall Technology Group Co. Ltd. Class A	507,000	1,206
	CSI Solar Co. Ltd. Class A	552,987	1,205
	Western Mining Co. Ltd. Class A	356,700	1,203
	China Lesso Group Holdings Ltd.	2,093,883	1,198
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	243,390	1,197
*,2	CanSino Biologics Inc. Class H	199,859	1,188
*,1,2	Hygeia Healthcare Holdings Co. Ltd. Class C	704,067	1,183
	Sinoma Science & Technology Co. Ltd. Class A	241,600	1,177
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	114,700	1,177
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,023,200	1,175
	Kingnet Network Co. Ltd. Class A	350,900	1,175
	Sangfor Technologies Inc. Class A	63,699	1,174
	Hangzhou Silan Microelectronics Co. Ltd. Class A	260,900	1,168
*	Yonyou Network Technology Co. Ltd. Class A	531,162	1,166
	Hainan Airport Infrastructure Co. Ltd. Class A	1,680,223	1,166
*	China Rare Earth Resources & Technology Co. Ltd. Class A	156,500	1,160
	Tsingtao Brewery Co. Ltd. Class A	125,083	1,155
12

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Mango Excellent Media Co. Ltd. Class A	276,629	1,146
	Sichuan Road & Bridge Co. Ltd. Class A	859,438	1,145
*	Wingtech Technology Co. Ltd. Class A	180,800	1,143
	Jiangsu Zhongtian Technology Co. Ltd. Class A	479,900	1,143
*	Loongson Technology Corp. Ltd. Class A	58,981	1,143
	Kingfa Sci & Tech Co. Ltd. Class A	401,300	1,141
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	97,100	1,141
	CGN Power Co. Ltd. Class A	2,052,100	1,137
	Isoftstone Information Technology Group Co. Ltd. Class A	151,900	1,136
	Ecovacs Robotics Co. Ltd. Class A	90,200	1,134
	Zheshang Securities Co. Ltd. Class A	689,600	1,127
	COSCO SHIPPING Development Co. Ltd. Class H	7,512,713	1,121
*	Jiangsu Hoperun Software Co. Ltd. Class A	129,100	1,118
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	321,100	1,116
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	6,502,940	1,113
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	118,174	1,112
	Shandong Nanshan Aluminum Co. Ltd. Class A	1,715,000	1,111
	Shenzhen Expressway Corp. Ltd. Class H	1,185,782	1,109
	ENN Natural Gas Co. Ltd. Class A	403,800	1,108
*	Xinjiang Daqo New Energy Co. Ltd. Class A	262,971	1,108
*	Chongqing Qianli Technology Co. Ltd. Class A	658,000	1,103
[1]	Huaxin Cement Co. Ltd. Class H	490,400	1,101
	SDIC Capital Co. Ltd. Class A	993,500	1,095
	Wanxiang Qianchao Co. Ltd. Class A	619,933	1,095
	Beijing Enlight Media Co. Ltd. Class A	458,300	1,092
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	202,297	1,081
	Changjiang Securities Co. Ltd. Class A	868,686	1,077
	Spring Airlines Co. Ltd. Class A	142,900	1,076
	Chifeng Jilong Gold Mining Co. Ltd. Class A	257,600	1,074
	Yunnan Yuntianhua Co. Ltd. Class A	265,496	1,073
	Beijing Jingneng Clean Energy Co. Ltd. Class H	3,358,579	1,072
	Zhongtai Securities Co. Ltd. Class A	1,091,978	1,072
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	194,000	1,064
	Haisco Pharmaceutical Group Co. Ltd. Class A	133,400	1,063
*	CCOOP Group Co. Ltd. Class A	2,811,600	1,059
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	438,620	1,057
	Sailun Group Co. Ltd. Class A	488,200	1,053
	ACM Research Shanghai Inc. Class A	42,163	1,052
	SooChow Securities Co. Ltd. Class A	776,206	1,047
	Accelink Technologies Co. Ltd. Class A	118,200	1,044
	Shanghai Baosight Software Co. Ltd. Class A	322,200	1,042
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	68,856	1,041
	Pharmaron Beijing Co. Ltd. Class A	220,978	1,040
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	256,260	1,039
	Hwatsing Technology Co. Ltd. Class A	53,827	1,039
	Jiangsu King's Luck Brewery JSC Ltd. Class A	189,006	1,031
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	877,618	1,030
	Huaneng Lancang River Hydropower Inc. Class A	742,700	1,027
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	407,044	1,026
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	129,311	1,026
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	351,100	1,025
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	145,897	1,025
*	Yunnan Energy New Material Co. Ltd. Class A	150,310	1,025
	Imeik Technology Development Co. Ltd. Class A	45,460	1,022
	Sichuan Changhong Electric Co. Ltd. Class A	713,100	1,022
	Towngas Smart Energy Co. Ltd.	2,023,307	1,014
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	909,670	1,014
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	117,977	1,012
	JCHX Mining Management Co. Ltd. Class A	109,732	1,009
	Huadian Power International Corp. Ltd. Class A	1,322,795	1,006
*	Tianfeng Securities Co. Ltd. Class A	1,363,700	1,004
	China Great Wall Securities Co. Ltd. Class A	642,400	999
	Guolian Minsheng Securities Co. Ltd. Class A	645,500	999
	Shenzhen Kedali Industry Co. Ltd. Class A	39,300	995
	Changchun High-Tech Industry Group Co. Ltd. Class A	62,782	991
	Chongqing Zhifei Biological Products Co. Ltd. Class A	342,450	991
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	521,700	986
	Western Superconducting Technologies Co. Ltd. Class A	89,566	984
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	2,249,974	977
	Sun Art Retail Group Ltd.	4,005,500	973
13

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Huafon Chemical Co. Ltd. Class A	769,700	971
	China Resources Building Materials Technology Holdings Ltd.	4,461,958	970
*	United Nova Technology Co. Ltd. Class A	1,100,715	970
	Shanghai RAAS Blood Products Co. Ltd. Class A	1,022,800	969
	Yealink Network Technology Corp. Ltd. Class A	191,595	969
	China National Chemical Engineering Co. Ltd. Class A	891,800	969
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	1,326,500	962
*,2	BAIC Motor Corp. Ltd. Class H	3,714,436	960
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	258,900	959
[1,2]	Blue Moon Group Holdings Ltd.	2,506,500	958
	JL Mag Rare-Earth Co. Ltd. Class A	173,818	957
	Smartsens Technology Shanghai Co. Ltd. Class A	63,856	955
*	China National Software & Service Co. Ltd. Class A	128,697	946
	Beijing Tong Ren Tang Co. Ltd. Class A	198,686	946
	Yunnan Tin Co. Ltd. Class A	281,500	938
	Hangzhou Tigermed Consulting Co. Ltd. Class A	110,729	932
	Shenghe Resources Holding Co. Ltd. Class A	285,100	931
*	Maanshan Iron & Steel Co. Ltd. Class H	2,828,000	928
*	JA Solar Technology Co. Ltd. Class A	469,089	928
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	1,274,300	926
	Beijing Roborock Technology Co. Ltd. Class A	40,261	924
	Guangshen Railway Co. Ltd. Class H	3,142,100	922
[1,2]	Everbright Securities Co. Ltd. Class H	734,070	922
	New Hope Liuhe Co. Ltd. Class A	669,600	916
	Caitong Securities Co. Ltd. Class A	756,077	914
	Citic Pacific Special Steel Group Co. Ltd. Class A	445,053	913
[1,2]	Angelalign Technology Inc.	110,767	909
	Goneo Group Co. Ltd. Class A	147,773	907
	SG Micro Corp. Class A (XSHE)	87,457	905
*	Trina Solar Co. Ltd. Class A	316,234	905
	Dongxing Securities Co. Ltd. Class A	506,792	903
	Ingenic Semiconductor Co. Ltd. Class A	73,800	900
*	Hopson Development Holdings Ltd.	2,211,947	897
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	430,650	896
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	179,020	891
	Ningbo Joyson Electronic Corp. Class A	197,500	885
	BOC International China Co. Ltd. Class A	447,600	885
	Hangzhou First Applied Material Co. Ltd. Class A	400,170	883
	Jinduicheng Molybdenum Co. Ltd. Class A	418,200	883
	LB Group Co. Ltd. Class A	340,500	882
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	260,200	881
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	119,857	879
	Beijing New Building Materials plc Class A	262,096	876
*	Yonghui Superstores Co. Ltd. Class A	1,331,900	875
*	Shanghai Junshi Biosciences Co. Ltd. Class A	153,529	872
	Lee & Man Paper Manufacturing Ltd.	2,462,583	870
	GEM Co. Ltd. Class A	725,598	868
	Shenzhen Kaifa Technology Co. Ltd. Class A	225,500	866
*	Remegen Co. Ltd. Class A	62,180	866
	Bestechnic Shanghai Co. Ltd. Class A	24,976	864
	Tianshui Huatian Technology Co. Ltd. Class A	507,600	861
	Zhejiang Crystal-Optech Co. Ltd. Class A	244,996	860
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	90,100	860
	Hunan Valin Steel Co. Ltd. Class A	1,056,100	857
	Maxscend Microelectronics Co. Ltd. Class A	81,608	856
	Humanwell Healthcare Group Co. Ltd. Class A	287,400	854
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	634,439	852
	Shandong Sun Paper Industry JSC Ltd. Class A	426,400	852
*	Quzhou Xin'an Development Co. Ltd. Class A	1,399,000	850
	Haohua Chemical Science & Technology Co. Ltd. Class A	190,700	850
	Hoshine Silicon Industry Co. Ltd. Class A	121,200	845
	CNGR Advanced Material Co. Ltd. Class A	130,612	845
	Shenergy Co. Ltd. Class A	728,600	843
	Datang International Power Generation Co. Ltd. Class A	1,646,400	842
	Guangzhou Automobile Group Co. Ltd. Class A	762,930	840
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	43,643	840
	Sinolink Securities Co. Ltd. Class A	601,000	834
*	OFILM Group Co. Ltd. Class A	479,400	832
	Han's Laser Technology Industry Group Co. Ltd. Class A	143,600	831
	Ningbo Orient Wires & Cables Co. Ltd. Class A	94,300	831
14

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	ASR Microelectronics Co. Ltd. Class A	63,258	831
*	Xiangcai Co. Ltd. Class A	456,700	827
	Bank of Changsha Co. Ltd. Class A	614,000	826
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	69,275	825
*	Talkweb Information System Co. Ltd. Class A	170,800	824
	Supcon Technology Co. Ltd. Class A	111,845	823
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	797,920	821
	DHC Software Co. Ltd. Class A	564,000	819
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	83,500	818
	China XD Electric Co. Ltd. Class A	723,522	811
*	Guosheng Securities Inc. Class A	274,000	808
	Bank of Suzhou Co. Ltd. Class A	693,860	807
	Shenzhen Capchem Technology Co. Ltd. Class A	107,740	804
	Sinomine Resource Group Co. Ltd. Class A	101,580	804
	GalaxyCore Inc. Class A	356,844	801
	Western Securities Co. Ltd. Class A	662,694	800
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	157,300	797
	Cinda Securities Co. Ltd. Class A	296,400	797
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	245,200	795
	Flat Glass Group Co. Ltd. Class A	303,195	789
*	Seazen Holdings Co. Ltd. Class A	394,797	788
	Baiyin Nonferrous Group Co. Ltd. Class A	1,059,500	788
	APT Medical Inc. Class A	20,271	787
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	43,100	786
	All Winner Technology Co. Ltd. Class A	121,926	785
	Guanghui Energy Co. Ltd. Class A	1,058,200	784
	Cathay Biotech Inc. Class A	109,770	784
	Shenzhen Goodix Technology Co. Ltd. Class A	67,600	781
	Leo Group Co. Ltd. Class A	1,041,900	781
	China Railway Signal & Communication Corp. Ltd. Class A	1,043,519	779
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	255,788	778
	Guoyuan Securities Co. Ltd. Class A	631,751	778
	Hangzhou GreatStar Industrial Co. Ltd.	177,600	770
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	577,375	768
[1]	Central China Securities Co. Ltd. Class H	2,314,621	768
	Shenzhen SC New Energy Technology Corp. Class A	57,800	767
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	319,000	763
	Beijing Tiantan Biological Products Corp. Ltd. Class A	294,760	763
	Xiamen C & D Inc. Class A	531,000	761
	G-bits Network Technology Xiamen Co. Ltd. Class A	11,400	758
*	Angang Steel Co. Ltd. Class H	2,898,568	757
*	Shenzhen Infogem Technologies Co. Ltd. Class A	113,088	754
	Glarun Technology Co. Ltd. Class A	186,800	750
*	BeOne Medicines Ltd. Class A	17,882	749
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	220,000	748
	Jiangsu Yoke Technology Co. Ltd. Class A	68,700	746
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	216,846	745
	Raytron Technology Co. Ltd. Class A	63,780	745
	Beijing Yanjing Brewery Co. Ltd. Class A	449,200	742
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	1,924,289	736
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	737,214	734
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	246,000	732
	Hisense Visual Technology Co. Ltd. Class A	210,100	732
*	Amlogic Shanghai Co. Ltd. Class A	60,336	729
	Perfect World Co. Ltd. Class A	302,200	728
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	81,786	726
	Wangsu Science & Technology Co. Ltd. Class A	445,600	725
	Jiangsu Financial Leasing Co. Ltd. Class A	838,100	719
	Hunan Gold Corp. Ltd. Class A	234,910	716
	Skshu Paint Co. Ltd. Class A	115,403	715
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	183,400	713
	Capital Securities Co. Ltd. Class A	243,400	712
*,2	China Bohai Bank Co. Ltd. Class H	5,405,083	709
	Nanjing Securities Co. Ltd. Class A	594,200	708
	Meihua Holdings Group Co. Ltd. Class A	449,300	705
	RoboTechnik Intelligent Technology Co. Ltd. Class A	22,400	705
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	618,585	704
	Huaibei Mining Holdings Co. Ltd. Class A	375,900	702
	Yunnan Copper Co. Ltd. Class A	276,000	700
	Wintime Energy Group Co. Ltd. Class A	3,091,400	700
15

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Zhenhua Group Science & Technology Co. Ltd. Class A	98,200	696
	Asymchem Laboratories Tianjin Co. Ltd. Class A	50,440	695
	Ming Yang Smart Energy Group Ltd. Class A	326,600	695
	First Capital Securities Co. Ltd. Class A	636,700	693
	Shenzhen Sunway Communication Co. Ltd. Class A	137,600	691
	Youngor Group Co. Ltd. Class A	655,000	691
	China Film Group Co. Ltd. Class A	337,766	691
	Sieyuan Electric Co. Ltd. Class A	37,200	687
	Thunder Software Technology Co. Ltd. Class A	71,100	687
	Oriental Pearl Group Co. Ltd. Class A	499,400	682
	Tongkun Group Co. Ltd. Class A	339,000	678
	Angel Yeast Co. Ltd. Class A	124,200	678
	Lepu Medical Technology Beijing Co. Ltd. Class A	264,200	673
	GRG Banking Equipment Co. Ltd. Class A	371,287	671
	Beijing Easpring Material Technology Co. Ltd. Class A	68,900	669
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	212,400	669
	Beijing Ultrapower Software Co. Ltd. Class A	390,600	668
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	703,800	667
	COFCO Sugar Holding Co. Ltd. Class A	302,800	666
	Zhejiang Longsheng Group Co. Ltd. Class A	449,700	666
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	445,100	665
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	139,398	663
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	166,600	658
	Newland Digital Technology Co. Ltd. Class A	169,699	657
	Qingdao TGOOD Electric Co. Ltd. Class A	160,300	654
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	494,438	652
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	201,700	650
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	292,400	649
	Shenzhen Energy Group Co. Ltd. Class A	651,220	644
	Shenzhen Huaqiang Industry Co. Ltd. Class A	164,300	642
	Nanjing Iron & Steel Co. Ltd. Class A	866,100	639
*	Qi An Xin Technology Group Inc. Class A	116,523	639
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	159,000	638
	CITIC Heavy Industries Co. Ltd. Class A	604,200	638
*	Hangzhou Iron & Steel Co. Class A	495,900	636
	Ningbo Zhoushan Port Co. Ltd. Class A	1,203,000	635
	Huali Industrial Group Co. Ltd. Class A	76,198	634
	BOE Technology Group Co. Ltd. Class B	1,708,915	631
	Offshore Oil Engineering Co. Ltd. Class A	823,200	630
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	184,297	630
	Beijing Jingneng Power Co. Ltd. Class A	921,700	625
*	SICC Co. Ltd. Class A	63,454	624
	Oppein Home Group Inc. Class A	82,851	623
	Hongta Securities Co. Ltd. Class A	504,000	621
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	204,800	618
[2]	Joinn Laboratories China Co. Ltd. Class H	223,663	618
*	Kangmei Pharmaceutical Co. Ltd. Class A	2,127,500	616
	Anhui Yingjia Distillery Co. Ltd. Class A	103,200	615
	Dong-E-E-Jiao Co. Ltd. Class A	92,000	614
	Ginlong Technologies Co. Ltd. Class A	54,314	614
	Beijing Sinnet Technology Co. Ltd. Class A	319,800	613
	Huaxi Securities Co. Ltd. Class A	432,000	613
	YongXing Special Materials Technology Co. Ltd. Class A	88,710	613
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	157,477	612
	Do-Fluoride New Materials Co. Ltd. Class A	153,020	611
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	543,600	611
*	Tsinghua Tongfang Co. Ltd. Class A	497,600	610
	Sunresin New Materials Co. Ltd. Class A	78,000	609
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	241,860	608
	Hualan Biological Engineering Inc. Class A	267,864	607
*	Ningbo Shanshan Co. Ltd. Class A	314,000	607
	SPIC Industry-Finance Holdings Co. Ltd. Class A	652,200	605
	Bethel Automotive Safety Systems Co. Ltd. Class A	85,680	605
	Intco Medical Technology Co. Ltd. Class A	108,910	605
	Huaan Securities Co. Ltd. Class A	648,700	605
	Shanghai Moons' Electric Co. Ltd. Class A	58,600	605
*	AVIC Chengdu UAS Co. Ltd. Class A	88,264	601
*	J-Yuan Trust Co. Ltd. Class A	1,420,900	599
	Shanghai Lingang Holdings Corp. Ltd. Class A	376,288	598
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	992,400	597
16

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Ninestar Corp. Class A	195,225	595
	Southwest Securities Co. Ltd. Class A	893,700	595
	CNOOC Energy Technology & Services Ltd. Class A	1,082,200	594
	Suzhou Maxwell Technologies Co. Ltd. Class A	40,166	594
	Wuchan Zhongda Group Co. Ltd. Class A	722,000	594
	China Oilfield Services Ltd. Class A	292,289	592
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	219,220	591
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	1,384,100	588
*	China TransInfo Technology Co. Ltd. Class A	376,100	588
*	Pacific Securities Co. Ltd. Class A	928,800	588
	Shanghai Construction Group Co. Ltd. Class A	1,474,000	584
	Juneyao Airlines Co. Ltd. Class A	319,218	581
	Shenzhen MTC Co. Ltd. Class A	671,146	580
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	339,200	580
	Zhejiang Dingli Machinery Co. Ltd. Class A	77,654	580
	HLA Group Corp. Ltd. Class A	666,353	580
	Fujian Funeng Co. Ltd. Class A	407,340	579
*	MGI Tech Co. Ltd. Class A	62,452	578
	Guangzhou Haige Communications Group Inc. Co. Class A	349,000	574
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	403,400	571
	Huaxin Cement Co. Ltd. Class A	187,800	570
	Sealand Securities Co. Ltd. Class A	886,140	569
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	329,400	568
*	North Industries Group Red Arrow Co. Ltd. Class A	218,900	566
	Tian Di Science & Technology Co. Ltd. Class A	673,800	566
	Guangzhou Baiyun International Airport Co. Ltd. Class A	411,900	566
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	26,100	566
*	Siasun Robot & Automation Co. Ltd. Class A	217,920	565
*	NavInfo Co. Ltd. Class A	445,996	564
	AVICOPTER plc Class A	111,300	564
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	158,892	562
	Bloomage Biotechnology Corp. Ltd. Class A	73,873	560
	State Grid Yingda Co. Ltd. Class A	617,606	560
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	2,044,864	558
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	157,500	558
	Shanghai M&G Stationery Inc. Class A	141,500	557
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	94,697	556
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	144,756	555
	Sinotrans Ltd. Class A	584,900	553
	Jiangsu Yangnong Chemical Co. Ltd. Class A	60,580	553
	China Baoan Group Co. Ltd. Class A	342,200	551
	Xiamen Faratronic Co. Ltd. Class A	32,300	547
*	Maanshan Iron & Steel Co. Ltd. Class A	959,100	547
	Jiangsu Expressway Co. Ltd. Class A	281,675	544
	Inner Mongolia Berun Chemical Co. Ltd. Class A	572,200	544
	TangShan Port Group Co. Ltd. Class A	970,529	542
	Hengyi Petrochemical Co. Ltd. Class A	574,400	541
	Heilongjiang Agriculture Co. Ltd. Class A	266,300	541
	China Southern Power Grid Energy Storage Co. Ltd. Class A	303,800	541
	Zhefu Holding Group Co. Ltd. Class A	935,000	540
	Taiji Computer Corp. Ltd. Class A	142,998	540
	Xinfengming Group Co. Ltd. Class A	241,700	540
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	109,534	540
	Weifu High-Technology Group Co. Ltd. Class B	284,162	539
	Luxi Chemical Group Co. Ltd. Class A	283,800	538
	Joinn Laboratories China Co. Ltd. Class A	103,428	537
	Weihai Guangwei Composites Co. Ltd. Class A	132,420	536
	Sinoma International Engineering Co. Class A	400,000	536
	Caida Securities Co. Ltd. Class A	523,000	536
	BBMG Corp. Class H	5,067,085	535
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	1,191,290	534
	China National Medicines Corp. Ltd. Class A	127,500	534
	Hisense Home Appliances Group Co. Ltd. Class A	148,100	533
	Zhejiang Hailiang Co. Ltd. Class A	329,100	532
	Baimtec Material Co. Ltd. Class A	70,621	532
	Xuji Electric Co. Ltd. Class A	142,800	531
	AIMA Technology Group Co. Ltd. Class A	115,200	529
	Ruijie Networks Co. Ltd. Class A	50,540	527
	Liaoning Port Co. Ltd. Class A	2,183,500	525
*	Chengxin Lithium Group Co. Ltd. Class A	146,500	525
17

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Livzon Pharmaceutical Group Inc. Class A	101,400	524
	Chongqing Brewery Co. Ltd. Class A	69,400	524
	Sichuan Yahua Industrial Group Co. Ltd. Class A	183,000	523
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	21,586	522
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	504,280	521
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	164,620	521
	Minmetals Capital Co. Ltd. Class A	626,100	521
	StarPower Semiconductor Ltd. Class A	35,280	519
	Beijing Shiji Information Technology Co. Ltd. Class A	373,015	518
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	874,400	517
*	Sinopec Oilfield Service Corp. Class H	5,208,803	517
	Sany Renewable Energy Co. Ltd. Class A	129,163	514
	CSG Holding Co. Ltd. Class B	2,197,752	512
*,1	Shenzhen Investment Ltd.	4,731,151	511
	Jointown Pharmaceutical Group Co. Ltd. Class A	713,484	511
	Shandong Linglong Tyre Co. Ltd. Class A	236,200	511
	Beijing Jetsen Technology Co. Ltd. Class A	545,800	509
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	643,140	509
	Betta Pharmaceuticals Co. Ltd. Class A	63,500	508
	Jizhong Energy Resources Co. Ltd. Class A	588,803	507
	COSCO SHIPPING Development Co. Ltd. Class A	1,377,840	507
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	143,500	505
	Keda Industrial Group Co. Ltd. Class A	270,600	499
*	Tianma Microelectronics Co. Ltd. Class A	364,666	498
*	Shanxi Meijin Energy Co. Ltd. Class A	674,800	497
*	Greenland Holdings Corp. Ltd. Class A	1,993,300	496
*	Beiqi Foton Motor Co. Ltd. Class A	1,175,000	496
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	70,500	495
	Autel Intelligent Technology Corp. Ltd. Class A	91,408	495
	People.cn Co. Ltd. Class A	173,281	492
	Canmax Technologies Co. Ltd. Class A	114,920	491
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	53,900	491
	Jason Furniture Hangzhou Co. Ltd. Class A	113,230	490
	Keboda Technology Co. Ltd. Class A	44,796	488
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	80,100	485
	YUNDA Holding Group Co. Ltd. Class A	473,970	485
	Shanxi Securities Co. Ltd. Class A	533,990	481
*	Wanda Film Holding Co. Ltd. Class A	308,599	480
	CETC Cyberspace Security Technology Co. Ltd. Class A	185,898	478
	Zhejiang Supor Co. Ltd. Class A	70,976	476
	Fangda Carbon New Material Co. Ltd. Class A	549,716	476
	Shaanxi Energy Investment Co. Ltd. Class A	344,100	476
	AECC Aero-Engine Control Co. Ltd. Class A	180,000	475
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A	124,700	475
	Eastern Air Logistics Co. Ltd. Class A	210,498	473
	Hesteel Co. Ltd. Class A	1,336,700	472
	Winning Health Technology Group Co. Ltd. Class A	376,080	468
*	Angang Steel Co. Ltd. Class A	1,249,900	467
	Shenzhen SED Industry Co. Ltd. Class A	159,100	464
*	Hytera Communications Corp. Ltd. Class A	285,300	462
*	Suzhou Centec Communications Co. Ltd. Class A	26,970	462
	Beijing Originwater Technology Co. Ltd. Class A	750,600	460
	Zhongshan Public Utilities Group Co. Ltd. Class A	261,500	456
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	177,372	456
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	161,300	452
	STO Express Co. Ltd. Class A	207,099	451
	An Hui Wenergy Co. Ltd. Class A	390,900	450
	Zhuzhou Kibing Group Co. Ltd. Class A	450,000	449
	Songcheng Performance Development Co. Ltd. Class A	394,720	446
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	625,892	444
	Shandong Hi-speed Co. Ltd. Class A	338,700	444
	Anhui Kouzi Distillery Co. Ltd. Class A	97,300	443
	Levima Advanced Materials Corp. Class A	156,800	441
	China South Publishing & Media Group Co. Ltd. Class A	258,821	440
	Dongguan Yiheda Automation Co. Ltd. Class A	108,720	439
	Autobio Diagnostics Co. Ltd. Class A	80,965	438
	Guangxi Liugong Machinery Co. Ltd. Class A	267,700	438
*	Zhejiang Yongtai Technology Co. Ltd. Class A	160,115	438
	Yonfer Agricultural Technology Co. Ltd. Class A	209,300	438
	Sichuan Swellfun Co. Ltd. Class A	73,600	438
18

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Bank of Qingdao Co. Ltd. Class A	598,480	436
	China Meheco Group Co. Ltd. Class A	275,020	436
	Sichuan New Energy Power Co. Ltd. Class A	252,100	436
*	3peak Inc. Class A	18,238	435
	Bank of Guiyang Co. Ltd. Class A	508,200	434
*	Digital China Information Service Co. Ltd. Class A	161,000	430
*	Addsino Co. Ltd. Class A	363,900	428
	China International Marine Containers Group Co. Ltd. Class A	385,540	428
	Tasly Pharmaceutical Group Co. Ltd. Class A	197,000	428
	Yili Chuanning Biotechnology Co. Ltd. Class A	267,000	427
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	389,084	426
	Gambol Pet Group Co. Ltd. Class A	41,600	426
*	Rising Nonferrous Metals Share Co. Ltd. Class A	55,000	425
	Guangzhou Development Group Inc. Class A	438,700	424
	Qingdao Port International Co. Ltd. Class A	352,500	423
	Sinosoft Co. Ltd. Class A	141,448	422
	iRay Group Class A	27,635	422
	FAW Jiefang Group Co. Ltd. Class A	417,386	421
	JiuGui Liquor Co. Ltd. Class A	47,100	421
	Hubei Energy Group Co. Ltd. Class A	632,408	420
	Shanxi Coal International Energy Group Co. Ltd. Class A	270,600	420
	Guangdong Electric Power Development Co. Ltd. Class B	1,771,491	419
	Jiangsu Pacific Quartz Co. Ltd.Class A	72,300	419
	Chengdu Xingrong Environment Co. Ltd. Class A	420,805	418
	By-health Co. Ltd. Class A	237,266	418
	BBMG Corp. Class A	1,730,200	418
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	350,200	418
	CITIC Metal Co. Ltd. Class A	244,200	418
	Beijing United Information Technology Co. Ltd. Class A	104,255	416
	Anjoy Foods Group Co. Ltd. Class A	40,100	416
	Beijing Shougang Co. Ltd. Class A	702,400	415
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	105,617	415
	Northeast Securities Co. Ltd. Class A	324,100	414
*	Farasis Energy Gan Zhou Co. Ltd. Class A	165,211	414
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	543,652	413
	Qingdao Rural Commercial Bank Corp. Class A	907,900	411
	Transfar Zhilian Co. Ltd. Class A	467,400	410
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	307,247	409
	Beijing Dabeinong Technology Group Co. Ltd. Class A	701,200	406
	Leyard Optoelectronic Co. Ltd. Class A	419,800	406
	Longshine Technology Group Co. Ltd. Class A	161,400	406
	Guobo Electronics Co. Ltd. Class A	40,553	406
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	521,500	404
	Jiangsu Cnano Technology Co. Ltd. Class A	49,947	403
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	148,100	401
	Hangzhou Robam Appliances Co. Ltd. Class A	145,600	400
*	IRICO Display Devices Co. Ltd. Class A	485,500	400
*	Grandjoy Holdings Group Co. Ltd. Class A	954,388	399
*	BGI Genomics Co. Ltd. Class A	57,791	399
	Shanghai Tunnel Engineering Co. Ltd. Class A	427,444	397
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	62,700	396
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	166,991	395
	Neusoft Corp. Class A	266,800	395
*	Vanchip Tianjin Technology Co. Ltd. Class A	75,165	395
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	504,600	394
	Aisino Corp. Class A	336,600	393
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	1,166,700	391
	Shede Spirits Co. Ltd. Class A	44,800	391
*	TianShan Material Co. Ltd. Class A	459,500	389
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	160,322	388
	Topchoice Medical Corp. Class A	63,556	388
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	1,261,800	387
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	578,400	385
	Apeloa Pharmaceutical Co. Ltd. Class A	174,800	382
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	363,800	382
	Fujian Sunner Development Co. Ltd. Class A	160,100	381
	Winner Medical Co. Ltd. Class A	65,540	381
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	977,900	377
	Walvax Biotechnology Co. Ltd. Class A	218,600	376
	CECEP Wind-Power Corp. Class A	864,890	376
19

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	BTG Hotels Group Co. Ltd. Class A	182,796	373
*	Jihua Group Corp. Ltd. Class A	734,100	373
	Shaanxi International Trust Co. Ltd. Class A	726,100	372
*	Ourpalm Co. Ltd. Class A	505,700	370
*	Jiangxi Special Electric Motor Co. Ltd. Class A	232,600	370
	Shandong Pharmaceutical Glass Co. Ltd. Class A	125,700	369
	Kaishan Group Co. Ltd. Class A	163,044	368
	Shanghai Awinic Technology Co. Ltd. Class A	31,562	368
	Hefei Meiya Optoelectronic Technology Inc. Class A	128,210	366
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	32,480	366
	Goke Microelectronics Co. Ltd. Class A	29,100	365
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	234,719	365
	Xiamen Intretech Inc. Class A	130,080	362
	Guangshen Railway Co. Ltd. Class A	841,100	362
*	Offcn Education Technology Co. Ltd. Class A	945,400	361
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	299,972	361
	China Merchants Port Group Co. Ltd. Class A	124,900	360
	Shenzhen Airport Co. Ltd. Class A	354,216	360
	Lakala Payment Co. Ltd. Class A	106,100	359
*	Gemdale Corp. Class A	649,600	357
*	Minmetals New Energy Materials Hunan Co. Ltd.	350,249	357
	Triangle Tyre Co. Ltd. Class A	171,400	356
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	242,900	353
	Tianneng Battery Group Co. Ltd. Class A	73,990	353
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	144,300	352
	Central China Securities Co. Ltd. Class A	549,200	352
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	681,930	352
	ORG Technology Co. Ltd. Class A	414,500	351
	CSSC Science & Technology Co. Ltd. Class A	208,600	351
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	73,600	351
*	Sinopec Oilfield Service Corp. Class A	1,105,400	348
	Tianjin Guangyu Development Co. Ltd. Class A	283,100	347
	Bank of Xi'an Co. Ltd. Class A	634,000	347
	Jointo Energy Investment Co. Ltd. Hebei Class A	269,600	346
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	122,500	346
	Skyworth Digital Co. Ltd. Class A	180,300	345
*	Hongyuan Green Energy Co. Ltd. Class A	83,300	345
	Shenzhen Senior Technology Material Co. Ltd. Class A	172,100	344
	Guangzhou Wondfo Biotech Co. Ltd. Class A	110,660	343
	Weifu High-Technology Group Co. Ltd. Class A	113,700	343
	Zhejiang HangKe Technology Inc. Co. Class A	74,719	343
*	Easyhome New Retail Group Co. Ltd.Class A	845,400	343
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	174,783	342
	Baoji Titanium Industry Co. Ltd. Class A	75,823	342
	Air China Cargo Co. Ltd. Class A	370,795	342
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	241,527	341
	Liaoning Cheng Da Co. Ltd. Class A	190,500	341
	C&S Paper Co. Ltd. Class A	301,600	338
	Shenzhen Aisidi Co. Ltd. Class A	192,100	335
	Shanghai Jahwa United Co. Ltd. Class A	95,000	335
	CECEP Solar Energy Co. Ltd. Class A	509,880	334
	Shanghai Huayi Group Co. Ltd. Class A	298,700	334
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	45,050	334
	China Railway Hi-tech Industry Co. Ltd. Class A	282,200	334
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	174,371	333
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	546,300	332
	Anhui Anke Biotechnology Group Co. Ltd. Class A	214,728	329
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	54,700	329
	Wangfujing Group Co. Ltd. Class A	162,000	329
	Jiangsu Xukuang Energy Co. Ltd. Class A	478,700	329
	Shanghai Bailian Group Co. Ltd. Class A	256,600	326
	China National Accord Medicines Corp. Ltd. Class B	183,959	325
	Harbin Boshi Automation Co. Ltd. Class A	142,800	324
	Yifan Pharmaceutical Co. Ltd. Class A	174,100	322
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	253,800	322
	Visual China Group Co. Ltd. Class A	105,400	321
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	234,800	321
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	220,300	321
*	Wonders Information Co. Ltd. Class A	330,100	320
	Shanghai Environment Group Co. Ltd. Class A	272,292	318
20

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Southern Power Grid Technology Co. Ltd. Class A	42,627	318
*	Sinochem International Corp. Class A	539,800	317
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	170,690	315
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	504,780	315
*	Polaris Bay Group Co. Ltd. Class A	304,100	315
	Chinalin Securities Co. Ltd. Class A	141,500	315
	Jiangsu Guoxin Corp. Ltd. Class A	272,245	315
	Xizang Zhufeng Resources Co. Ltd. Class A	156,100	313
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	108,500	311
	Hangzhou Shunwang Technology Co. Ltd. Class A	100,300	311
	Qingdao Hanhe Cable Co. Ltd. Class A	583,495	308
*	Far East Smarter Energy Co. Ltd. Class A	280,600	308
	Zhejiang Huace Film & Television Co. Ltd. Class A	284,600	307
	Lao Feng Xiang Co. Ltd. Class A	44,969	305
	Jafron Biomedical Co. Ltd. Class A	105,984	304
	Zhejiang Semir Garment Co. Ltd. Class A	396,800	302
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	424,400	294
	DongFeng Automobile Co. Ltd. Class A	270,200	294
	Sichuan Teway Food Group Co. Ltd. Class A	174,744	293
	Pylon Technologies Co. Ltd. Class A	31,301	292
	Bluestar Adisseo Co. Class A	218,300	289
	OPT Machine Vision Tech Co. Ltd. Class A	16,155	289
	Hainan Mining Co. Ltd. Class A	210,600	289
	China National Accord Medicines Corp. Ltd. Class A	79,910	286
*	Alpha Group Class A	233,900	285
	Suzhou Nanomicro Technology Co. Ltd. Class A	66,261	285
	Laobaixing Pharmacy Chain JSC Class A	121,790	284
	Nanjing Hanrui Cobalt Co. Ltd. Class A	40,600	283
	Guangzhou Port Co. Ltd. Class A	600,100	283
	Ovctek China Inc. Class A	120,520	282
	Yantai Eddie Precision Machinery Co. Ltd. Class A	107,240	282
	Micro-Tech Nanjing Co. Ltd. Class A	24,211	282
	Xiamen ITG Group Corp. Ltd. Class A	308,000	281
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	438,300	281
	Luolai Lifestyle Technology Co. Ltd. Class A	209,300	280
	CSG Holding Co. Ltd. Class A	416,900	279
	Inmyshow Digital Technology Group Co. Ltd. Class A	318,200	278
	Bank of Zhengzhou Co. Ltd. Class A	978,341	277
	Bright Dairy & Food Co. Ltd. Class A	234,200	275
	Xi'An Shaangu Power Co. Ltd. Class A	224,500	275
*	Youzu Interactive Co. Ltd. Class A	151,300	274
*	Porton Pharma Solutions Ltd. Class A	73,195	274
	Shanghai SMI Holding Co. Ltd. Class A	414,500	273
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	176,700	272
	Shandong Humon Smelting Co. Ltd. Class A	146,076	271
	Eternal Asia Supply Chain Management Ltd. Class A	378,500	271
	Luenmei Quantum Co. Ltd. Class A	219,200	271
	Shandong Publishing & Media Co. Ltd. Class A	229,800	270
*	China Enterprise Co. Ltd. Class A	666,255	270
	Zhejiang Medicine Co. Ltd. Class A	131,900	270
	Double Medical Technology Inc. Class A	38,300	269
*	Shenzhen Dynanonic Co. Ltd. Class A	41,632	269
	Shenzhen Agricultural Power Group Co. Ltd. Class A	223,300	268
	Titan Wind Energy Suzhou Co. Ltd. Class A	247,600	267
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	104,394	267
	Harbin Hatou Investment Co. Ltd. Class A	253,629	267
	Tianjin Port Co. Ltd. Class A	394,636	267
	Shenzhen Gas Corp. Ltd. Class A	281,300	266
	Chongqing Department Store Co. Ltd. Class A	69,200	266
*	Guangdong Golden Dragon Development Inc. Class A	136,800	265
	China World Trade Center Co. Ltd. Class A	93,200	264
	Huafa Industrial Co. Ltd. Zhuhai Class A	378,200	262
*	Hunan Corun New Energy Co. Ltd. Class A	246,100	260
*	GCL System Integration Technology Co. Ltd. Class A	741,300	259
	Yangling Metron New Material Inc. Class A	110,460	259
	Hoymiles Power Electronics Inc. Class A	17,184	259
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	275,400	258
	Beijing Gehua CATV Network Co. Ltd. Class A	227,500	257
	Guangxi Guiguan Electric Power Co. Ltd. Class A	243,360	256
*	Huaihe Energy Group Co. Ltd. Class A	487,400	256
21

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	60,600	254
	Deppon Logistics Co. Ltd. Class A	120,700	253
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	70,706	251
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	157,160	250
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	157,700	250
	Wuxi Autowell Technology Co. Ltd. Class A	40,534	249
	BBMG Jidong Cement Group Co. Ltd. Class A	365,900	248
*	Oriental Energy Co. Ltd. Class A	214,100	248
	Suofeiya Home Collection Co. Ltd. Class A	135,100	247
	Anhui Expressway Co. Ltd. Class A	117,100	246
	Sansure Biotech Inc. Class A	79,534	246
*	Greattown Holdings Ltd. Class A	316,500	244
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	210,600	244
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	114,200	243
	Youngy Co. Ltd. Class A	36,300	242
	Dongguan Development Holdings Co. Ltd. Class A	145,600	241
*	GoodWe Technologies Co. Ltd. Class A	28,123	241
	Topsec Technologies Group Inc. Class A	163,600	240
*	CanSino Biologics Inc. Class A	21,457	239
	CMST Development Co. Ltd. Class A	284,100	238
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	157,100	233
	Jiangsu Linyang Energy Co. Ltd. Class A	282,500	232
	Huaxia Eye Hospital Group Co. Ltd. Class A	83,700	230
*	Montnets Cloud Technology Group Co. Ltd. Class A	132,300	229
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	316,700	229
	Valiant Co. Ltd. Class A	115,600	228
	Guangdong Electric Power Development Co. Ltd. Class A	341,100	228
	Eyebright Medical Technology Beijing Co. Ltd. Class A	24,993	228
	China Merchants Property Operation & Service Co. Ltd. Class A	141,100	227
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	572,100	227
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	335,800	225
	Zhejiang Wanliyang Co. Ltd. Class A	177,600	225
*	Chongqing Taiji Industry Group Co. Ltd. Class A	75,800	224
	Shanghai Huayi Group Co. Ltd. Class B	421,647	223
*	Fujian Kuncai Material Technology Co. Ltd. Class A	84,980	220
	Rizhao Port Co. Ltd. Class A	491,500	220
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	408,600	219
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	166,200	219
*	Red Star Macalline Group Corp. Ltd. Class A	562,080	219
	Chongqing Water Group Co. Ltd. Class A	330,700	219
	Toly Bread Co. Ltd. Class A	281,854	216
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	136,900	216
	Suzhou Anjie Technology Co. Ltd. Class A	109,000	213
	Camel Group Co. Ltd. Class A	148,270	213
	Dian Diagnostics Group Co. Ltd. Class A	92,200	211
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	263,100	211
	Jiangling Motors Corp. Ltd. Class A	74,254	210
*	LianChuang Electronic Technology Co. Ltd. Class A	145,110	209
	Beijing Shunxin Agriculture Co. Ltd. Class A	94,995	209
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	69,100	209
	Three Squirrels Inc. Class A	63,100	209
	Jinyu Bio-Technology Co. Ltd. Class A	138,000	209
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	316,800	208
	Anhui Xinhua Media Co. Ltd. Class A	220,000	207
	China West Construction Group Co. Ltd. Class A	221,300	205
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	464,100	203
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	28,472	202
	Guangdong South New Media Co. Ltd. Class A	29,300	199
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	835,400	199
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	285,400	199
*	Sansteel Minguang Co. Ltd. Fujian Class A	312,100	197
	Fushun Special Steel Co. Ltd. Class A	263,500	194
	Maccura Biotechnology Co. Ltd. Class A	116,100	191
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	112,000	191
	Zhejiang Runtu Co. Ltd. Class A	181,405	187
	Guangdong Marubi Biotechnology Co. Ltd. Class A	38,489	187
*	XGimi Tech Co. Ltd. Class A	12,751	184
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	30,700	183
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	225,000	182
	Shenzhen Expressway Corp. Ltd. Class A	126,300	181
22

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shandong Denghai Seeds Co. Ltd. Class A	135,400	179
	Luxin Venture Capital Group Co. Ltd. Class A	86,800	178
	Huapont Life Sciences Co. Ltd. Class A	257,600	177
*	Daan Gene Co. Ltd. Class A	192,016	176
	Zhejiang Construction Investment Group Co. Ltd. Class A	132,300	175
	North China Pharmaceutical Co. Ltd. Class A	203,500	172
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	315,000	169
*	Cinda Real Estate Co. Ltd. Class A	318,983	168
	Huabao Flavours & Fragrances Co. Ltd. Class A	64,200	162
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	409,000	161
*	Shanying International Holding Co. Ltd. Class A	647,200	161
	Qinhuangdao Port Co. Ltd. Class A	294,000	157
	NanJi E-Commerce Co. Ltd. Class A	314,099	156
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	48,600	155
	North Huajin Chemical Industries Co. Ltd. Class A	215,896	154
*	Financial Street Holdings Co. Ltd. Class A	360,690	153
*	Shanghai AJ Group Co. Ltd. Class A	189,933	150
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	307,900	147
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	72,700	147
	Beijing SL Pharmaceutical Co. Ltd. Class A	136,000	144
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	342,000	142
	Autohome Inc. Class A	22,173	140
	Yixintang Pharmaceutical Group Co. Ltd. Class A	71,700	135
	Yuneng Technology Co. Ltd. Class A	17,012	130
	KingClean Electric Co. Ltd. Class A	35,714	129
	Joyoung Co. Ltd. Class A	95,700	129
*	Liuzhou Iron & Steel Co. Ltd. Class A	169,100	128
	China Animal Husbandry Industry Co. Ltd. Class A	118,000	127
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	24,566	124
*	ADAMA Ltd. Class A	134,900	122
	Opple Lighting Co. Ltd. Class A	47,874	117
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	22,700	82
*,2	Red Star Macalline Group Corp. Ltd. Class H	43,082	7
*,3	Yango Group Co. Ltd. Class A	522,797	—
*,3	Tunghsu Optoelectronic Technology Co. Ltd. Class A	644,900	—
*,3	China Grand Automotive Services Group Co. Ltd. Series A	1,009,400	—
			7,049,819
Colombia (0.0%)
	Grupo Cibest SA ADR	226,850	13,166
	Interconexion Electrica SA ESP	847,760	5,498
	Cementos Argos SA	1,241,111	3,323
	Ecopetrol SA	5,689,719	2,628
[1]	Ecopetrol SA ADR	212,200	1,978
			26,593
Czech Republic (0.1%)
	CEZ A/S	303,978	18,615
	Komercni banka A/S	163,112	8,344
[2]	Moneta Money Bank A/S	549,494	4,651
	Colt CZ Group SE	35,067	1,275
			32,885
Denmark (1.0%)
	Novo Nordisk A/S Class B	6,928,860	341,119
	DSV A/S	414,525	88,463
	Danske Bank A/S	1,402,557	62,685
	Novonesis (Novozymes) B Class B	753,571	45,033
	Vestas Wind Systems A/S	2,190,683	44,804
*	Genmab A/S	133,808	38,166
	Coloplast A/S Class B	291,093	26,328
	Carlsberg A/S Class B	200,347	23,556
	Pandora A/S	165,892	22,198
*,2	Orsted A/S	1,006,265	18,021
	AP Moller - Maersk A/S Class B	8,507	17,490
	Tryg A/S	672,555	16,578
	AP Moller - Maersk A/S Class A	5,644	11,633
*	Demant A/S	183,822	6,116
	ROCKWOOL A/S Class B	172,731	5,919
	H Lundbeck A/S	540,130	3,939
23

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	H Lundbeck A/S Class A	124,308	702
			772,750
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	5,005,358	11,177
Finland (0.7%)
	Nordea Bank Abp	5,225,418	89,290
	Nokia OYJ	10,892,165	74,299
	Sampo OYJ Class A (XHEL)	5,117,405	57,040
	Kone OYJ Class B	677,584	45,271
	Nordea Bank Abp (XHEL)	1,916,326	32,782
	Wartsila OYJ Abp	983,673	32,183
	UPM-Kymmene OYJ	1,131,923	30,372
	Metso OYJ	1,497,997	24,566
	Fortum OYJ	917,681	20,464
	Neste OYJ	887,256	18,385
	Orion OYJ Class B	227,754	15,905
	Stora Enso OYJ Class R	1,281,121	14,918
	Elisa OYJ	305,746	13,473
	Kesko OYJ Class B	574,382	12,116
	Valmet OYJ	307,489	10,005
			491,069
France (6.1%)
	LVMH Moet Hennessy Louis Vuitton SE	554,560	391,976
	Schneider Electric SE	1,178,311	335,736
	Airbus SE	1,269,952	313,133
	Safran SA	755,185	268,331
	TotalEnergies SE	4,040,946	252,297
	Sanofi SA	2,333,648	236,078
	EssilorLuxottica SA	626,293	229,360
	Hermes International SCA	73,961	183,013
	BNP Paribas SA	2,176,457	168,584
	AXA SA	3,780,130	164,014
*	Air Liquide SA Loyalty Shares	756,899	146,489
*	L'Oreal SA Loyalty Shares	348,321	145,358
	Vinci SA	1,083,878	144,932
	Danone SA	1,374,779	121,416
	Societe Generale SA	1,556,045	98,685
	Cie de Saint-Gobain SA	983,384	95,449
	Legrand SA	529,752	91,482
	Air Liquide SA (XPAR)	451,705	87,422
	Orange SA	4,520,420	72,310
	L'Oreal SA (XPAR)	149,547	62,408
	Thales SA	193,820	55,268
	Kering SA	152,544	54,171
	Capgemini SE	335,573	51,626
*	Engie SA Loyalty Shares	2,201,433	51,542
	Publicis Groupe SA	492,860	49,399
	Cie Generale des Etablissements Michelin SCA	1,438,749	45,961
	Veolia Environnement SA	1,311,399	43,338
	Dassault Systemes SE	1,433,827	40,803
	Pernod Ricard SA	415,961	40,739
	Credit Agricole SA	2,018,612	36,439
	STMicroelectronics NV	1,401,793	34,422
	Engie SA (XPAR)	1,394,987	32,661
[2]	Euronext NV	189,762	27,119
	Bureau Veritas SA	748,409	24,595
	Accor SA	480,640	24,452
*	Unibail-Rodamco-Westfield	218,144	22,557
	Carrefour SA	1,382,236	20,818
	Eiffage SA	156,782	19,292
	Bouygues SA	411,483	18,574
*	Alstom SA	731,075	18,282
	Klepierre SA	457,523	17,485
	Eurofins Scientific SE	243,856	17,199
	Rexel SA	486,748	16,878
	Renault SA	415,095	16,130
	SPIE SA	311,184	15,837
	Edenred SE	522,339	15,014
24

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Sartorius Stedim Biotech	61,051	14,602
	Getlink SE	764,296	13,951
	Dassault Aviation SA	38,476	12,399
	BioMerieux	95,691	12,320
	Aeroports de Paris SA	86,516	11,868
	SCOR SE	378,883	11,469
	Ipsen SA	76,184	10,706
	Gecina SA	111,464	10,359
[2]	Amundi SA	126,950	9,411
	Bollore SE	1,500,273	8,354
[2]	Ayvens SA	624,269	8,329
[1]	Teleperformance SE	115,544	8,251
*	Air Liquide SA (XETR)	42,623	8,249
	Covivio SA	117,540	7,541
	Arkema SA	124,234	7,375
	FDJ UNITED	239,107	6,967
*	Sodexo SA ACT Loyalty Shares	114,270	6,327
	Wendel SE	54,778	5,142
*	Eurazeo SE Prime DE Fidelite	68,324	4,658
	Sodexo SA (XPAR)	55,428	3,069
*	Engie SA Prime de fidelite 2026	127,790	2,992
*	Engie SA	108,963	2,551
*	SEB SA Loyalty Shares	31,871	1,764
	SEB SA (XPAR)	22,022	1,219
	Eurazeo SE (XPAR)	16,906	1,152
*	Sodexo Inc. (Prime Fidelite 2026)	6,296	349
*	SEB SA	2,673	148
*	Sodexo Inc.	2,234	124
			4,610,720
Germany (5.3%)
	SAP SE	2,233,792	580,948
	Siemens AG (Registered)	1,595,834	452,255
	Allianz SE (Registered)	839,279	337,257
	Deutsche Telekom AG (Registered)	7,155,068	221,629
	Rheinmetall AG	97,989	192,625
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	284,191	175,827
*	Siemens Energy AG	1,395,101	173,809
	Deutsche Bank AG (Registered)	3,847,238	137,732
	Infineon Technologies AG	2,829,445	112,309
	Mercedes-Benz Group AG	1,645,881	106,792
	Deutsche Boerse AG	399,580	101,190
	BASF SE	1,944,428	95,942
	Deutsche Post AG	2,057,792	94,548
	E.ON SE	4,818,224	89,650
	RWE AG	1,447,242	71,248
	adidas AG	362,739	68,588
	Bayer AG (Registered)	2,138,690	66,523
	Heidelberg Materials AG	273,936	64,266
	Commerzbank AG	1,624,889	59,248
	Bayerische Motoren Werke AG (XETR)	620,957	57,901
	Fresenius SE & Co. KGaA	891,398	51,294
	MTU Aero Engines AG	116,880	51,080
	Vonovia SE	1,524,045	45,806
	Daimler Truck Holding AG	1,106,817	44,364
	Hannover Rueck SE	130,763	37,330
	Merck KGaA	281,910	36,928
[2]	Siemens Healthineers AG	644,587	36,129
*	Covestro AG	368,099	25,710
	Fresenius Medical Care AG	454,175	24,383
	Symrise AG	289,961	23,980
	Beiersdorf AG	225,910	23,950
	GEA Group AG	319,876	22,880
	QIAGEN NV	465,297	21,902
	Continental AG	235,593	18,002
[2]	Scout24 SE	153,939	17,802
	Talanx AG	131,366	15,997
	Henkel AG & Co. KGaA (XTER)	205,451	15,342
	Brenntag SE	267,361	14,849
	Nemetschek SE	124,104	14,340
25

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,2	Zalando SE	507,446	14,220
	Hensoldt AG	130,831	13,946
	Knorr-Bremse AG	143,780	13,378
	LEG Immobilien SE (XETR)	161,216	12,287
*,2	Delivery Hero SE	476,956	12,115
	RENK Group AG	154,012	11,726
	Deutsche Lufthansa AG (Registered)	1,327,045	11,634
	CTS Eventim AG & Co. KGaA	124,972	11,196
	KION Group AG	153,454	10,904
	HOCHTIEF AG	32,774	9,407
	Evonik Industries AG	553,639	9,278
	Rational AG	11,038	8,097
	Bechtle AG	182,814	7,727
*	Fraport AG Frankfurt Airport Services Worldwide	79,929	6,851
	Volkswagen AG	61,119	6,447
*	Aumovio SE	118,864	5,110
[1]	Traton SE	135,399	4,349
[2]	DWS Group GmbH & Co. KGaA	67,044	4,292
	Carl Zeiss Meditec AG (Bearer)	75,068	3,808
	RTL Group SA	81,263	3,138
	Fielmann Group AG	49,689	2,714
	Deutsche Wohnen SE	107,331	2,675
*,2	Covestro AG (XTER)	38,606	2,622
	FUCHS SE	54,469	1,932
			3,992,208
Greece (0.2%)
	National Bank of Greece SA	1,817,324	26,712
	Eurobank Ergasias Services & Holdings SA Class A	5,377,465	20,228
	Piraeus Financial Holdings SA	2,360,757	18,438
	Alpha Bank SA	4,564,158	17,892
	JUMBO SA	246,017	7,807
	OPAP SA	377,335	7,801
	Public Power Corp. SA	391,510	6,799
	Bank of Cyprus Holdings plc	721,628	6,641
	Hellenic Telecommunications Organization SA	328,514	6,169
	Motor Oil Hellas Corinth Refineries SA	135,738	4,068
	GEK TERNA SA	147,038	3,924
	Optima bank SA	392,339	3,633
	Titan SA	78,989	3,537
	Cenergy Holdings SA	131,018	2,171
	Athens International Airport SA	156,402	1,806
	HELLENiQ ENERGY Holdings SA	190,292	1,674
*	LAMDA Development SA	163,159	1,392
	Aegean Airlines SA	84,395	1,281
*	Aktor SA Holding Co. Technical & Energy Projects	117,171	1,137
*	Intralot SA-Integrated Information Systems & Gaming Services	826,774	1,063
	Viohalco SA	88,392	864
	Sarantis SA	58,908	856
	Holding Co. ADMIE IPTO SA	240,220	826
	Athens Water Supply & Sewage Co. SA	90,985	728
	Piraeus Port Authority SA	13,864	687
	Autohellas Tourist & Trading SA	37,932	484
	ElvalHalcor SA	115,503	426
	Quest Holdings SA	49,530	402
	Ellaktor SA	165,836	298
			149,744
Hong Kong (1.3%)
	AIA Group Ltd.	22,850,411	222,351
	Hong Kong Exchanges & Clearing Ltd.	2,595,955	141,487
	CK Hutchison Holdings Ltd.	5,800,099	38,463
	BOC Hong Kong Holdings Ltd.	7,791,030	38,283
	Sun Hung Kai Properties Ltd.	3,033,494	36,914
	Techtronic Industries Co. Ltd.	3,110,774	36,284
	CLP Holdings Ltd.	3,448,371	29,412
	Link REIT	5,606,230	29,195
	Hang Seng Bank Ltd.	1,488,437	29,017
	Lenovo Group Ltd.	16,866,809	24,606
	Galaxy Entertainment Group Ltd.	4,702,061	23,427
	Jardine Matheson Holdings Ltd.	397,332	23,329
26

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hong Kong & China Gas Co. Ltd.	23,776,110	22,127
	CK Asset Holdings Ltd.	3,911,438	19,351
	Power Assets Holdings Ltd.	2,953,904	18,765
[2]	WH Group Ltd.	16,942,502	16,297
	Shenzhou International Group Holdings Ltd.	1,723,349	14,876
	Hongkong Land Holdings Ltd.	2,227,354	13,610
	Sands China Ltd.	4,901,904	12,776
	MTR Corp. Ltd.	3,469,172	12,727
	SITC International Holdings Co. Ltd.	2,828,534	10,436
	Henderson Land Development Co. Ltd.	2,834,302	9,970
	Sino Land Co. Ltd.	7,830,520	9,727
	Wharf Real Estate Investment Co. Ltd.	3,377,420	9,613
	CK Infrastructure Holdings Ltd.	1,329,059	8,645
	AAC Technologies Holdings Inc.	1,613,337	8,293
*	MMG Ltd.	8,560,277	7,597
	Chow Tai Fook Jewellery Group Ltd.	3,681,497	7,206
	ASMPT Ltd.	677,000	7,126
	PRADA SpA	1,103,835	6,514
	Swire Pacific Ltd. Class A	766,852	6,334
	PCCW Ltd.	8,509,776	6,079
[2]	Samsonite Group SA	2,875,303	6,012
	Swire Properties Ltd.	2,102,692	5,728
[1]	Wharf Holdings Ltd.	2,073,643	5,455
	Orient Overseas International Ltd.	294,500	5,097
	Hang Lung Properties Ltd.	3,928,140	4,374
[1]	Xinyi Glass Holdings Ltd.	3,471,583	4,060
	First Pacific Co. Ltd.	4,947,139	3,994
[2]	BOC Aviation Ltd.	439,726	3,855
	Johnson Electric Holdings Ltd.	798,643	3,747
[1,2]	Budweiser Brewing Co. APAC Ltd.	3,657,233	3,710
	MGM China Holdings Ltd.	1,780,123	3,410
	Hang Lung Group Ltd.	1,766,040	3,361
	Bank of East Asia Ltd.	1,949,252	3,356
*,1	HUTCHMED China Ltd.	1,073,500	3,212
	Kerry Properties Ltd.	1,222,733	3,082
	Yue Yuen Industrial Holdings Ltd.	1,652,824	3,031
	Cathay Pacific Airways Ltd.	2,047,730	2,915
	VTech Holdings Ltd.	347,220	2,832
	Wynn Macau Ltd.	3,269,320	2,780
*,1,2	FIT Hon Teng Ltd.	3,706,242	2,773
*,1	New World Development Co. Ltd.	2,883,554	2,669
	Hysan Development Co. Ltd.	1,274,877	2,641
	DFI Retail Group Holdings Ltd. (Registered)	663,414	2,328
	Swire Pacific Ltd. Class B	1,466,088	2,172
	CTF Services Ltd.	1,972,079	2,131
*,1	SJM Holdings Ltd.	5,749,143	2,092
	Man Wah Holdings Ltd.	3,138,453	1,916
	United Energy Group Ltd.	25,828,205	1,648
	Nexteer Automotive Group Ltd.	1,864,541	1,616
	Shangri-La Asia Ltd.	2,446,616	1,527
	NagaCorp Ltd.	2,254,565	1,512
	Champion REIT	3,889,530	1,045
	Dah Sing Banking Group Ltd.	724,505	1,026
*,1	Super Hi International Holding Ltd.	420,523	733
	KLN Logistics Group Ltd.	638,465	591
			1,003,268
Hungary (0.1%)
	OTP Bank Nyrt	504,980	48,203
	Richter Gedeon Nyrt	300,665	9,262
	MOL Hungarian Oil & Gas plc	980,356	8,624
	Magyar Telekom Telecommunications plc	634,699	3,327
	Opus Global Nyrt	676,734	1,099
*	4iG Nyrt	50,892	608
			71,123
Iceland (0.0%)
[2]	Arion Banki HF	2,834,669	3,969
	Islandsbanki HF	4,075,510	3,939
	Hagar HF	2,087,422	1,842
*	Alvotech SA	238,794	1,804
27

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Festi HF	680,238	1,710
	Reitir fasteignafelag hf	1,366,963	1,360
	Kvika banki HF	9,511,130	1,324
	Eimskipafelag Islands HF	219,568	539
			16,487
India (5.2%)
	HDFC Bank Ltd.	24,610,181	273,637
	Reliance Industries Ltd.	14,795,415	247,569
	ICICI Bank Ltd.	11,453,085	173,544
	Bharti Airtel Ltd. (XNSE)	5,918,087	137,040
	Mahindra & Mahindra Ltd.	2,023,388	79,455
	Tata Consultancy Services Ltd.	2,214,612	76,220
	Infosys Ltd.	4,439,784	73,976
	Bajaj Finance Ltd.	6,101,013	71,654
	Axis Bank Ltd.	4,979,464	69,103
	Larsen & Toubro Ltd.	1,459,917	66,243
	Kotak Mahindra Bank Ltd.	2,375,934	56,283
	Hindustan Unilever Ltd.	1,928,539	53,560
	Maruti Suzuki India Ltd.	285,054	51,913
[1]	Infosys Ltd. ADR	3,077,213	50,989
	Sun Pharmaceutical Industries Ltd.	2,316,909	44,167
	State Bank of India	4,003,829	42,270
	HCL Technologies Ltd.	2,286,917	39,681
	NTPC Ltd.	10,298,989	39,064
	Tata Steel Ltd.	18,030,838	37,108
	Bharat Electronics Ltd.	7,735,185	37,092
	UltraTech Cement Ltd.	259,785	34,933
*	Eternal Ltd.	9,716,769	34,678
	Titan Co. Ltd.	792,602	33,446
	Power Grid Corp. of India Ltd.	9,847,726	31,951
	ITC Ltd.	6,527,132	30,896
	Hindalco Industries Ltd.	3,167,708	30,213
	Adani Ports & Special Economic Zone Ltd.	1,595,156	26,087
[2]	InterGlobe Aviation Ltd.	410,689	26,021
	JSW Steel Ltd.	1,901,274	25,817
	Grasim Industries Ltd.	769,849	25,057
	Asian Paints Ltd.	880,934	24,932
	Oil & Natural Gas Corp. Ltd.	8,379,585	24,114
	Jio Financial Services Ltd.	6,777,778	23,426
	Eicher Motors Ltd.	288,471	22,750
	Shriram Finance Ltd.	2,694,867	22,726
	Nestle India Ltd.	1,561,988	22,387
	Tech Mahindra Ltd.	1,362,570	21,840
	Hindustan Aeronautics Ltd.	409,608	21,578
	Coal India Ltd.	4,905,465	21,459
	Divi's Laboratories Ltd.	277,606	21,076
	Max Healthcare Institute Ltd.	1,602,587	20,717
	Tata Motors Passenger Vehicles Ltd.	4,480,741	20,681
	Trent Ltd.	391,148	20,661
[2]	SBI Life Insurance Co. Ltd.	931,972	20,505
	Cipla Ltd.	1,206,583	20,403
*	Adani Power Ltd.	11,271,425	20,019
	TVS Motor Co. Ltd.	506,782	20,015
	Vedanta Ltd.	3,537,025	19,636
	Bajaj Finserv Ltd.	827,653	19,452
	Apollo Hospitals Enterprise Ltd.	214,934	18,601
	Tata Consumer Products Ltd.	1,403,763	18,415
	Cholamandalam Investment & Finance Co. Ltd.	913,703	17,461
	Hero MotoCorp Ltd.	279,292	17,434
	Bharat Petroleum Corp. Ltd. (XNSE)	4,270,274	17,131
[2]	HDFC Life Insurance Co. Ltd.	2,035,347	16,765
	Britannia Industries Ltd.	252,937	16,627
	Tata Power Co. Ltd.	3,643,570	16,606
	Adani Enterprises Ltd.	560,294	15,642
*	Suzlon Energy Ltd.	23,412,750	15,634
	Indian Hotels Co. Ltd.	1,841,180	15,374
	Varun Beverages Ltd.	2,903,990	15,346
	Indian Oil Corp. Ltd.	8,122,427	15,157
	Persistent Systems Ltd.	227,629	15,148
28

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	PB Fintech Ltd.	736,073	14,776
*,2	Avenue Supermarts Ltd.	315,215	14,739
	Bajaj Auto Ltd.	146,133	14,631
	Cummins India Ltd.	292,917	14,321
	Power Finance Corp. Ltd.	3,129,178	14,208
	Coforge Ltd.	704,185	14,094
[2]	LTIMindtree Ltd.	204,500	13,081
	Dr. Reddy's Laboratories Ltd.	968,910	13,037
*,3	Tata Motors Ltd.	4,431,888	13,018
[2]	HDFC Asset Management Co. Ltd.	213,287	12,919
	Dixon Technologies India Ltd.	71,120	12,403
	Fortis Healthcare Ltd.	1,061,950	12,231
	BSE Ltd.	431,057	12,042
	GAIL India Ltd.	5,821,952	11,978
	CG Power & Industrial Solutions Ltd.	1,429,043	11,848
	DLF Ltd.	1,379,203	11,741
	Info Edge India Ltd.	752,479	11,675
*	Indus Towers Ltd.	2,842,274	11,647
[2]	ICICI Lombard General Insurance Co. Ltd.	515,601	11,576
	Lupin Ltd.	521,570	11,546
	REC Ltd.	2,683,452	11,324
	Samvardhana Motherson International Ltd.	9,514,341	11,284
	Pidilite Industries Ltd.	680,360	11,073
	Hindustan Petroleum Corp. Ltd.	2,069,820	11,073
	Ambuja Cements Ltd.	1,730,879	11,007
	Godrej Consumer Products Ltd.	869,444	10,950
*	One 97 Communications Ltd.	746,460	10,945
	Federal Bank Ltd.	3,944,306	10,503
	SRF Ltd.	314,755	10,389
	United Spirits Ltd.	635,669	10,249
*	Yes Bank Ltd.	39,899,822	10,222
*	Max Financial Services Ltd.	572,232	9,960
	Ashok Leyland Ltd.	6,218,767	9,903
	Jindal Steel Ltd.	803,037	9,641
*	Swiggy Ltd.	2,084,670	9,616
	Polycab India Ltd.	107,414	9,317
	Marico Ltd.	1,139,746	9,239
	Torrent Pharmaceuticals Ltd.	228,542	9,165
	Embassy Office Parks REIT	1,892,823	9,145
	GE Vernova T&D India Ltd.	265,753	9,087
	UPL Ltd.	1,096,395	8,892
	MRF Ltd.	4,828	8,563
[2]	Laurus Labs Ltd.	793,860	8,526
	Hyundai Motor India Ltd.	306,171	8,407
	Wipro Ltd.	3,089,563	8,367
	Muthoot Finance Ltd.	231,602	8,298
	Bharat Forge Ltd.	553,908	8,259
	Solar Industries India Ltd.	52,541	8,209
	Bharat Heavy Electricals Ltd.	2,729,134	8,153
[2]	Macrotech Developers Ltd.	603,164	8,148
	Havells India Ltd.	483,762	8,140
[1]	Wipro Ltd. ADR	3,090,356	8,128
	Bajaj Holdings & Investment Ltd.	57,882	8,021
*	Godrej Properties Ltd.	310,834	8,003
	Tube Investments of India Ltd.	232,595	7,912
	Bosch Ltd.	18,796	7,876
	Voltas Ltd.	502,402	7,824
*	Adani Green Energy Ltd.	604,990	7,761
	APL Apollo Tubes Ltd.	384,699	7,759
[2]	AU Small Finance Bank Ltd.	784,879	7,755
	Mphasis Ltd.	249,268	7,748
	Aurobindo Pharma Ltd.	600,387	7,702
	Sundaram Finance Ltd.	148,350	7,685
	Phoenix Mills Ltd.	405,320	7,682
	Bharti Airtel Ltd.	420,175	7,427
	Colgate-Palmolive India Ltd.	290,325	7,334
*	Vishal Mega Mart Ltd.	4,439,281	7,226
	IDFC First Bank Ltd.	7,734,323	7,122
	Dabur India Ltd.	1,296,747	7,119
	PI Industries Ltd.	174,187	7,018
29

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	FSN E-Commerce Ventures Ltd.	2,491,998	6,954
*	Adani Energy Solutions Ltd.	624,360	6,929
	Bank of Baroda	2,209,185	6,923
	Punjab National Bank	4,999,452	6,916
	Shree Cement Ltd.	21,470	6,842
	JSW Energy Ltd.	1,147,363	6,813
	WAAREE Energies Ltd.	175,007	6,751
	Prestige Estates Projects Ltd.	339,506	6,668
	Siemens Ltd.	188,622	6,572
*	Siemens Energy India Ltd.	182,235	6,545
	NHPC Ltd.	6,843,510	6,533
	ABB India Ltd.	110,859	6,516
	Mankind Pharma Ltd.	242,170	6,501
	Glenmark Pharmaceuticals Ltd.	305,192	6,496
	SBI Cards & Payment Services Ltd.	653,742	6,472
	NMDC Ltd.	7,498,813	6,397
	360 ONE WAM Ltd.	525,162	6,391
	Coromandel International Ltd.	257,935	6,168
	Blue Star Ltd.	280,761	6,113
	Torrent Power Ltd.	411,878	6,102
	Canara Bank	3,933,567	6,065
*	GMR Airports Ltd.	5,714,140	6,039
	KEI Industries Ltd.	131,585	5,974
	Zydus Lifesciences Ltd.	535,394	5,882
	Oil India Ltd.	1,183,158	5,777
	Page Industries Ltd.	12,372	5,739
	Indian Bank	586,296	5,666
	Multi Commodity Exchange of India Ltd.	54,386	5,663
*	Vodafone Idea Ltd.	57,356,751	5,642
	Supreme Industries Ltd.	129,663	5,560
	Jindal Stainless Ltd. (XNSE)	654,270	5,552
	Jubilant Foodworks Ltd.	823,136	5,540
	Union Bank of India Ltd.	3,275,221	5,484
	Hitachi Energy India Ltd.	27,342	5,471
	UNO Minda Ltd.	389,918	5,428
	Biocon Ltd.	1,283,585	5,380
[2]	Indian Railway Finance Corp. Ltd.	3,871,055	5,374
	JK Cement Ltd.	76,222	5,333
	Indian Railway Catering & Tourism Corp. Ltd.	652,817	5,283
	L&T Finance Ltd.	1,733,940	5,281
	Alkem Laboratories Ltd.	84,859	5,259
[2]	ICICI Prudential Life Insurance Co. Ltd.	778,934	5,184
[2]	Sona Blw Precision Forgings Ltd.	973,427	5,183
	Petronet LNG Ltd.	1,634,162	5,175
	Tata Communications Ltd.	244,972	5,173
	Hindustan Zinc Ltd.	959,195	5,146
	Mazagon Dock Shipbuilders Ltd.	165,927	5,101
	National Aluminium Co. Ltd.	1,921,339	5,059
	Oberoi Realty Ltd.	251,661	5,039
*	Aditya Birla Capital Ltd.	1,379,877	5,032
*	ITC Hotels Ltd.	2,045,945	4,994
	Mahindra & Mahindra Financial Services Ltd.	1,402,945	4,982
	Oracle Financial Services Software Ltd.	50,847	4,873
	Patanjali Foods Ltd.	714,629	4,849
	Steel Authority of India Ltd.	3,109,283	4,791
	Kalyan Jewellers India Ltd.	834,918	4,789
	Dr Reddy's Laboratories Ltd. ADR	352,860	4,690
	Tata Elxsi Ltd.	75,883	4,661
	Cholamandalam Financial Holdings Ltd.	216,374	4,661
	Container Corp. of India Ltd.	746,085	4,581
	Rail Vikas Nigam Ltd.	1,213,955	4,489
*	Kaynes Technology India Ltd.	59,416	4,482
	Balkrishna Industries Ltd.	171,560	4,402
	Astral Ltd. (XNSE)	267,386	4,365
	Ipca Laboratories Ltd.	301,502	4,317
	KPIT Technologies Ltd.	324,053	4,256
	LIC Housing Finance Ltd.	628,040	4,038
	Central Depository Services India Ltd.	222,471	3,976
	Exide Industries Ltd.	908,975	3,908
	Schaeffler India Ltd.	85,934	3,893
30

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	IndusInd Bank Ltd.	430,880	3,858
	Dalmia Bharat Ltd.	162,851	3,841
[2]	Cochin Shipyard Ltd.	184,284	3,710
	Indraprastha Gas Ltd.	1,526,151	3,639
	ACC Ltd.	171,499	3,632
[2]	Nippon Life India Asset Management Ltd.	368,153	3,625
	Motilal Oswal Financial Services Ltd.	327,900	3,612
[2]	RBL Bank Ltd.	972,651	3,572
	Apar Industries Ltd.	36,574	3,570
	Adani Total Gas Ltd.	486,244	3,457
	Bharti Hexacom Ltd.	162,539	3,402
	Bharat Dynamics Ltd.	196,640	3,384
	Gujarat Fluorochemicals Ltd.	75,550	3,186
	Lloyds Metals & Energy Ltd.	215,546	3,167
[2]	Syngene International Ltd.	430,796	3,155
*,3	Piramal Finance Ltd.	248,496	3,147
	Berger Paints India Ltd.	513,381	3,130
[2]	Premier Energies Ltd.	252,797	3,106
	Godfrey Phillips India Ltd.	89,559	3,099
	Bank of India	1,925,334	3,033
	United Breweries Ltd.	147,940	2,995
[2]	Bandhan Bank Ltd.	1,678,662	2,955
*	Indian Renewable Energy Development Agency Ltd.	1,721,583	2,944
*	Poonawalla Fincorp Ltd.	540,107	2,931
	Narayana Hrudayalaya Ltd.	146,151	2,890
[2]	Dr Lal PathLabs Ltd.	81,442	2,876
	Housing & Urban Development Corp. Ltd.	1,077,197	2,874
	Tata Technologies Ltd.	366,190	2,854
	Deepak Nitrite Ltd.	144,643	2,812
[2]	General Insurance Corp. of India	666,825	2,806
*	Star Health & Allied Insurance Co. Ltd.	494,446	2,755
[2]	L&T Technology Services Ltd.	59,447	2,752
	Linde India Ltd.	40,500	2,741
	GlaxoSmithKline Pharmaceuticals Ltd.	91,655	2,701
*	Bajaj Housing Finance Ltd.	2,045,787	2,538
	Escorts Kubota Ltd.	59,396	2,532
	Ajanta Pharma Ltd.	90,915	2,525
[2]	Endurance Technologies Ltd.	76,068	2,434
	CRISIL Ltd.	43,600	2,419
	Emami Ltd.	399,593	2,404
	AIA Engineering Ltd.	64,016	2,342
	Thermax Ltd.	64,249	2,329
	JSW Infrastructure Ltd.	714,675	2,329
*	NTPC Green Energy Ltd.	1,958,428	2,273
	Castrol India Ltd.	1,024,859	2,249
	Zee Entertainment Enterprises Ltd.	1,958,278	2,217
	NLC India Ltd.	749,453	2,211
	Bank of Maharashtra	3,285,956	2,184
*	AWL Agri Business Ltd.	703,364	2,175
	IRB Infrastructure Developers Ltd.	4,212,875	2,123
	Whirlpool of India Ltd.	133,132	2,097
	Honeywell Automation India Ltd.	4,814	1,977
	3M India Ltd.	5,769	1,919
	Aarti Industries Ltd.	447,013	1,912
	Hexaware Technologies Ltd.	240,105	1,858
	Gujarat Gas Ltd.	377,071	1,730
	Bata India Ltd.	139,499	1,681
	Authum Investment & Infrastucture Ltd.	47,749	1,563
	SJVN Ltd.	1,533,562	1,519
	IDBI Bank Ltd.	1,237,967	1,446
	Bayer CropScience Ltd.	26,106	1,435
	Metro Brands Ltd.	110,887	1,409
	Kansai Nerolac Paints Ltd.	444,596	1,242
*	Godrej Industries Ltd.	97,784	1,213
	Sun TV Network Ltd.	185,338	1,173
[2]	New India Assurance Co. Ltd.	509,362	1,073
*	Indian Overseas Bank	2,292,043	1,035
	Vedant Fashions Ltd.	129,421	941
	Central Bank of India Ltd.	2,065,787	918
	Relaxo Footwears Ltd.	148,166	728
31

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Mangalore Refinery & Petrochemicals Ltd.	359,757	674
*	Tata Teleservices Maharashtra Ltd.	1,042,864	641
			3,918,814
Indonesia (0.3%)
	Bank Central Asia Tbk PT	106,878,843	54,721
	Bank Rakyat Indonesia Persero Tbk PT	143,224,403	34,262
	Bank Mandiri Persero Tbk PT	94,774,344	26,851
	Telkom Indonesia Persero Tbk PT	94,809,924	18,340
	Astra International Tbk PT	44,005,088	16,271
*	Amman Mineral Internasional PT	26,230,400	11,189
*	Dian Swastatika Sentosa Tbk PT	2,048,000	10,407
*	Barito Pacific Tbk PT	44,978,863	9,322
	Bank Negara Indonesia Persero Tbk PT	26,068,074	6,852
*	GoTo Gojek Tokopedia Tbk PT	1,702,724,300	6,117
	Sumber Alfaria Trijaya Tbk PT	43,602,400	5,265
	United Tractors Tbk PT	3,073,412	4,969
	Petrindo Jaya Kreasi Tbk PT	36,918,100	4,457
	Charoen Pokphand Indonesia Tbk PT	15,871,064	4,454
	Indofood Sukses Makmur Tbk PT	9,530,205	4,241
*	Merdeka Copper Gold Tbk PT	26,316,400	3,851
	Kalbe Farma Tbk PT	40,437,537	3,102
	Indofood CBP Sukses Makmur Tbk PT	4,985,584	2,605
	Elang Mahkota Teknologi Tbk PT	35,963,000	2,556
	Alamtri Resources Indonesia Tbk PT	20,273,563	2,295
	Indah Kiat Pulp & Paper Corp. Tbk PT	4,960,000	2,218
	Perusahaan Gas Negara Persero Tbk PT	18,829,146	1,969
	Unilever Indonesia Tbk PT	12,505,750	1,939
	XLSMART Telecom Sejahtera Tbk PT	10,376,805	1,628
	Trimegah Bangun Persada Tbk PT	19,427,400	1,460
	Sarana Menara Nusantara Tbk PT	40,806,500	1,335
	Indosat Tbk PT	11,403,600	1,291
	Vale Indonesia Tbk PT	4,362,799	1,245
	Semen Indonesia Persero Tbk PT	7,310,719	1,211
	Bank Syariah Indonesia Tbk PT	7,592,261	1,163
	Dayamitra Telekomunikasi PT	34,452,100	1,160
	Bukit Asam Tbk PT	6,955,055	1,003
	Gudang Garam Tbk PT	944,386	983
	Mayora Indah Tbk PT	7,227,000	924
	Indocement Tunggal Prakarsa Tbk PT	2,102,270	789
	Jasa Marga Persero Tbk PT	3,582,319	769
	Tower Bersama Infrastructure Tbk PT	4,415,780	632
	Avia Avian Tbk PT	24,960,500	621
*	Bumi Serpong Damai Tbk PT	8,213,440	483
			254,950
Ireland (0.2%)
	AIB Group plc	4,637,234	42,738
	Bank of Ireland Group plc	2,094,587	34,295
	Kerry Group plc Class A	358,530	32,706
	Kingspan Group plc	333,974	25,007
	Ryanair Holdings plc	108,192	3,276
*,3	Irish Bank Resolution Corp. Ltd.	236,607	—
			138,022
Israel (0.6%)
	Bank Leumi Le-Israel BM	3,289,756	66,769
	Bank Hapoalim BM	2,906,717	58,956
*	Teva Pharmaceutical Industries Ltd.	2,480,124	50,784
	Israel Discount Bank Ltd. Class A	2,721,818	27,201
	Elbit Systems Ltd.	56,319	26,677
*	Nova Ltd.	63,915	22,202
	Mizrahi Tefahot Bank Ltd.	337,160	21,921
*	Tower Semiconductor Ltd.	243,608	20,135
*	Nice Ltd.	138,164	18,847
	Phoenix Financial Ltd.	486,745	18,738
	Bezeq The Israeli Telecommunication Corp. Ltd.	5,186,618	10,624
	ICL Group Ltd.	1,608,352	10,536
*	Enlight Renewable Energy Ltd.	253,570	8,814
	Harel Insurance Investments & Financial Services Ltd.	242,358	8,447
	Azrieli Group Ltd.	79,707	8,409
	First International Bank of Israel Ltd.	113,544	8,166
32

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Clal Insurance Enterprises Holdings Ltd.	145,072	8,067
	Big Shopping Centers Ltd.	34,662	7,754
*	Camtek Ltd.	61,142	7,641
	Melisron Ltd.	51,724	6,733
	Next Vision Stabilized Systems Ltd.	142,187	6,243
	Mivne Real Estate KD Ltd.	1,241,820	5,483
	Shufersal Ltd.	432,682	5,377
	Delek Group Ltd.	20,283	5,333
	Menora Mivtachim Holdings Ltd.	46,559	4,638
*	OPC Energy Ltd.	251,311	4,534
	Migdal Insurance & Financial Holdings Ltd.	1,126,559	4,043
	Amot Investments Ltd.	496,404	3,919
*	Shikun & Binui Ltd.	677,754	3,775
	Strauss Group Ltd.	120,074	3,381
	Shapir Engineering & Industry Ltd.	315,672	2,823
	Israel Corp. Ltd.	7,938	2,810
*	Fattal Holdings 1998 Ltd.	15,428	2,800
	Energix-Renewable Energies Ltd.	568,260	2,625
*	Airport City Ltd.	123,110	2,433
	FIBI Holdings Ltd.	27,212	2,090
	Gav-Yam Lands Corp. Ltd.	93,562	1,166
			480,894
Italy (2.0%)
	UniCredit SpA	3,387,589	250,840
	Intesa Sanpaolo SpA	34,053,411	219,486
	Enel SpA	16,836,108	170,310
	Ferrari NV	259,064	103,745
	Generali	2,100,419	80,858
	Eni SpA	4,223,701	77,883
	Prysmian SpA	622,358	64,889
	Leonardo SpA	873,876	51,414
	Banco BPM SpA	3,199,913	46,621
[1]	Banca Monte dei Paschi di Siena SpA	4,620,582	40,525
	BPER Banca SpA	3,017,099	36,151
	Terna - Rete Elettrica Nazionale	3,048,209	31,257
	FinecoBank Banca Fineco SpA	1,331,840	30,473
	Stellantis NV	2,956,601	30,068
	Moncler SpA	486,794	29,202
	Snam SpA	4,466,277	27,546
[2]	Poste Italiane SpA	994,283	23,972
	Unipol Assicurazioni SpA	827,070	18,107
	Stellantis NV (XNYS)	1,726,792	17,482
	Tenaris SA	761,877	15,142
*	Telecom Italia SpA (MTAA)	24,071,261	14,193
	Recordati Industria Chimica e Farmaceutica SpA	235,854	14,038
	Italgas SpA	1,298,153	13,621
	Buzzi SpA	190,944	11,503
	A2A SpA	3,441,530	10,027
	Banca Mediolanum SpA	464,797	9,345
	Davide Campari-Milano NV	1,217,057	8,473
	Interpump Group SpA	157,973	8,153
[2]	Infrastrutture Wireless Italiane SpA	707,091	7,770
	Hera SpA	1,696,472	7,614
	Brunello Cucinelli SpA	74,724	7,573
	Reply SpA	51,153	7,179
[2]	Nexi SpA	1,299,686	6,853
[2]	Pirelli & C SpA	818,188	5,744
[1]	Mediobanca Banca di Credito Finanziario SpA	243,257	4,649
	Amplifon SpA	264,175	4,515
	DiaSorin SpA	47,572	4,214
			1,511,435
Japan (15.4%)
	Toyota Motor Corp.	23,093,935	470,819
	SoftBank Group Corp.	2,128,007	373,398
	Mitsubishi UFJ Financial Group Inc.	24,137,554	364,604
	Sony Group Corp.	13,063,820	363,822
	Hitachi Ltd.	9,556,080	326,426
	Advantest Corp.	1,592,464	238,465
	Sumitomo Mitsui Financial Group Inc.	8,023,643	217,230
33

FTSE All-World ex-US Index Fund
	Shares	Market Value• ($000)
Tokyo Electron Ltd.	964,120	212,560
Mitsubishi Heavy Industries Ltd.	6,964,250	210,248
Nintendo Co. Ltd.	2,184,350	186,303
Mizuho Financial Group Inc.	5,301,670	177,582
Mitsubishi Corp.	7,297,016	175,221
ITOCHU Corp.	2,762,028	159,986
Keyence Corp.	406,774	150,968
Tokio Marine Holdings Inc.	3,999,610	149,158
Recruit Holdings Co. Ltd.	2,945,214	146,047
Fast Retailing Co. Ltd.	383,886	140,932
Mitsui & Co. Ltd.	5,495,740	135,149
Mitsubishi Electric Corp.	4,346,326	123,403
Shin-Etsu Chemical Co. Ltd.	4,024,985	120,987
Hoya Corp.	732,109	118,918
NEC Corp.	2,687,920	97,625
Fujitsu Ltd.	3,726,690	97,119
Daiichi Sankyo Co. Ltd.	4,005,269	95,678
KDDI Corp.	5,987,348	95,440
Takeda Pharmaceutical Co. Ltd.	3,381,272	91,252
Softbank Corp.	61,423,790	87,283
Honda Motor Co. Ltd.	8,510,339	86,016
Aeon Co. Ltd.	5,341,323	84,482
Japan Tobacco Inc.	2,394,375	83,403
Fujikura Ltd.	588,400	80,125
Marubeni Corp.	3,192,627	78,462
Murata Manufacturing Co. Ltd.	3,627,165	78,205
TDK Corp.	4,108,560	71,786
Daikin Industries Ltd.	597,331	69,398
FANUC Corp.	2,008,330	67,021
Komatsu Ltd.	1,978,109	66,170
Sumitomo Corp.	2,220,527	64,597
Chugai Pharmaceutical Co. Ltd.	1,391,121	63,668
Disco Corp.	190,533	63,273
NTT Inc.	59,833,925	61,584
Seven & i Holdings Co. Ltd.	4,818,777	61,294
ORIX Corp.	2,476,621	60,583
Sumitomo Electric Industries Ltd.	1,636,280	59,655
FUJIFILM Holdings Corp.	2,568,878	59,538
Mitsui Fudosan Co. Ltd.	5,657,555	58,909
Ajinomoto Co. Inc.	2,071,972	58,766
Sompo Holdings Inc.	1,908,163	58,152
Panasonic Holdings Corp.	4,894,484	56,870
Suzuki Motor Corp.	3,801,488	56,752
East Japan Railway Co.	2,274,257	55,549
MS&AD Insurance Group Holdings Inc.	2,689,644	55,446
Denso Corp.	3,933,436	54,957
Canon Inc.	1,859,240	53,393
Dai-ichi Life Holdings Inc.	7,572,600	53,152
Bridgestone Corp.	1,199,302	52,356
Otsuka Holdings Co. Ltd.	953,900	51,915
Mitsubishi Estate Co. Ltd.	2,427,883	51,451
Terumo Corp.	3,113,562	50,256
Resona Holdings Inc.	4,823,651	46,505
Oriental Land Co. Ltd.	2,284,825	46,240
Toyota Tsusho Corp.	1,499,861	45,845
Central Japan Railway Co.	1,868,685	45,749
Nomura Holdings Inc.	6,359,280	45,380
Nippon Steel Corp.	10,787,700	44,467
Renesas Electronics Corp.	3,531,656	43,614
Japan Post Bank Co. Ltd.	3,881,570	43,493
Kao Corp.	1,004,283	42,501
Daiwa House Industry Co. Ltd.	1,252,029	42,479
SMC Corp.	119,531	40,918
IHI Corp.	1,970,268	40,793
Astellas Pharma Inc.	3,876,616	40,579
Toyota Industries Corp.	363,404	39,503
Kyocera Corp.	2,909,084	38,602
Sumitomo Mitsui Trust Group Inc.	1,389,196	38,156
Bandai Namco Holdings Inc.	1,202,130	37,413
Nitto Denko Corp.	1,483,535	36,947
34

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Asics Corp.	1,443,340	36,753
	ENEOS Holdings Inc.	5,676,024	35,808
	Inpex Corp.	1,910,898	35,260
	Nomura Research Institute Ltd.	909,538	35,120
	Japan Post Holdings Co. Ltd.	3,739,525	35,043
	Konami Group Corp.	208,819	34,776
	Asahi Group Holdings Ltd.	3,201,350	34,516
	Lasertec Corp.	168,340	34,178
	Kansai Electric Power Co. Inc.	2,108,601	32,895
	Nippon Yusen KK	891,944	30,802
	Sumitomo Realty & Development Co. Ltd.	706,090	30,148
	Secom Co. Ltd.	890,046	30,088
	Kajima Corp.	909,587	29,323
	Olympus Corp.	2,340,179	28,801
	Sekisui House Ltd.	1,302,479	27,945
	Kubota Corp.	2,131,870	27,602
	Shionogi & Co. Ltd.	1,636,591	27,450
	Kawasaki Heavy Industries Ltd.	335,347	26,853
	Ebara Corp.	999,985	26,667
	SBI Holdings Inc.	595,553	26,614
	Subaru Corp.	1,249,344	26,577
	Tokyo Gas Co. Ltd.	745,092	26,148
	Ibiden Co. Ltd.	267,760	25,203
	Osaka Gas Co. Ltd.	792,091	24,923
	Japan Exchange Group Inc.	2,225,938	24,822
	Pan Pacific International Holdings Corp.	4,165,425	24,778
[1]	NIDEC Corp.	2,019,738	24,574
	Kirin Holdings Co. Ltd.	1,737,114	24,429
	Obayashi Corp.	1,424,123	24,093
	Daifuku Co. Ltd.	747,496	23,828
	Taisei Corp.	326,666	23,769
	Daiwa Securities Group Inc.	2,918,802	22,463
	Obic Co. Ltd.	717,645	22,262
	T&D Holdings Inc.	1,022,259	21,954
	Chubu Electric Power Co. Inc.	1,568,015	21,804
	Ryohin Keikaku Co. Ltd.	1,046,992	21,536
	Fuji Electric Co. Ltd.	299,866	21,417
	Asahi Kasei Corp.	2,718,278	20,828
	Mitsui OSK Lines Ltd.	684,695	20,343
*	Rakuten Group Inc.	3,102,938	20,300
	Aisin Corp.	1,124,965	20,216
	West Japan Railway Co.	976,998	20,079
	Toray Industries Inc.	3,152,306	19,300
	Capcom Co. Ltd.	738,840	19,293
	Sanrio Co. Ltd.	411,800	19,057
	SCREEN Holdings Co. Ltd.	190,342	18,044
	Sumitomo Metal Mining Co. Ltd.	541,746	17,722
	Shimano Inc.	167,560	17,555
	Nexon Co. Ltd.	851,572	17,367
	Eisai Co. Ltd.	573,874	17,044
	Yokohama Financial Group Inc.	2,330,484	16,929
	Niterra Co. Ltd.	402,102	16,495
	LY Corp.	5,607,522	16,478
*	Tokyo Electric Power Co. Holdings Inc.	3,254,086	16,262
	TIS Inc.	471,680	16,250
	Yokogawa Electric Corp.	540,593	16,172
	Minebea Mitsumi Inc.	818,156	16,170
	Makita Corp.	526,585	15,919
	Unicharm Corp.	2,569,334	15,897
	Nippon Building Fund Inc.	17,152	15,831
	JX Advanced Metals Corp.	1,157,777	15,385
	Mitsubishi Chemical Group Corp.	2,919,078	15,248
	Resonac Holdings Corp.	391,036	15,235
	Yaskawa Electric Corp.	553,459	15,180
	JFE Holdings Inc.	1,305,751	14,964
	Dai Nippon Printing Co. Ltd.	887,138	14,807
	Sekisui Chemical Co. Ltd.	849,381	14,715
	Shimadzu Corp.	546,414	14,691
	Shimizu Corp.	1,093,734	14,681
	Kokusai Electric Corp.	400,500	14,635
35

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Shiseido Co. Ltd.	867,284	14,608
	Isuzu Motors Ltd.	1,179,744	14,476
	Nitori Holdings Co. Ltd.	886,370	14,361
	Mitsubishi HC Capital Inc. (XTKS)	1,835,133	14,356
	Yamaha Motor Co. Ltd.	1,971,452	14,204
	Trend Micro Inc.	275,690	14,069
	Toyo Suisan Kaisha Ltd.	193,241	14,007
	Chiba Bank Ltd.	1,428,246	13,936
	Nippon Sanso Holdings Corp.	413,256	13,725
	BayCurrent Inc.	299,000	13,713
	MatsukiyoCocokara & Co.	747,425	13,542
	Hankyu Hanshin Holdings Inc.	502,525	13,495
	Toho Co. Ltd.	229,307	13,441
	Nippon Paint Holdings Co. Ltd.	2,063,221	13,124
	Shizuoka Financial Group Inc.	973,028	13,104
*	Sony Financial Group Inc.	12,973,420	13,082
	AGC Inc.	415,991	12,997
	Kikkoman Corp.	1,597,265	12,719
	TOPPAN Holdings Inc.	518,807	12,689
	M3 Inc.	895,211	12,546
	Zensho Holdings Co. Ltd.	201,028	12,517
	Seibu Holdings Inc.	353,008	12,408
	Sojitz Corp.	463,605	12,300
	Mebuki Financial Group Inc.	1,963,573	12,252
	Japan Real Estate Investment Corp.	14,804	12,210
*	Kioxia Holdings Corp.	173,100	12,073
	Mitsui Kinzoku Co. Ltd.	117,645	11,983
	Idemitsu Kosan Co. Ltd.	1,717,415	11,942
	SCSK Corp.	324,809	11,936
	Rohm Co. Ltd.	741,072	11,867
	Tokyu Corp.	1,049,410	11,678
	Daito Trust Construction Co. Ltd.	619,675	11,585
	Omron Corp.	413,903	11,542
	Square Enix Holdings Co. Ltd.	592,492	11,462
	Japan Metropolitan Fund Investment	14,815	11,460
	Sanwa Holdings Corp.	419,972	11,453
	Fukuoka Financial Group Inc.	392,112	11,395
	Food & Life Cos. Ltd.	232,200	11,325
	Kawasaki Kisen Kaisha Ltd.	781,600	11,198
	Sysmex Corp.	993,254	11,072
	Isetan Mitsukoshi Holdings Ltd.	701,349	11,007
	Sumitomo Forestry Co. Ltd.	1,056,310	10,989
	Azbil Corp.	1,084,940	10,695
*	Rakuten Bank Ltd.	194,100	10,654
*	Nissan Motor Co. Ltd.	4,651,209	10,631
	Hulic Co. Ltd.	1,026,264	10,603
	Kyoto Financial Group Inc.	520,568	10,546
	Furukawa Electric Co. Ltd.	148,900	10,540
	Tokyu Fudosan Holdings Corp.	1,294,770	10,434
	Ono Pharmaceutical Co. Ltd.	849,582	10,368
	MEIJI Holdings Co. Ltd.	536,978	10,337
	Ricoh Co. Ltd.	1,199,895	10,294
	Nippon Express Holdings Inc.	478,443	10,179
	Japan Post Insurance Co. Ltd.	391,339	10,121
	Hikari Tsushin Inc.	38,111	10,095
	Otsuka Corp.	507,482	10,033
	Yokohama Rubber Co. Ltd.	276,963	9,885
	NGK Insulators Ltd.	584,641	9,864
	Kinden Corp.	243,140	9,740
	Nomura Real Estate Master Fund Inc.	9,069	9,677
	Kyushu Electric Power Co. Inc.	981,268	9,630
	Sumitomo Chemical Co. Ltd.	3,242,830	9,538
	MISUMI Group Inc.	596,044	9,293
	Nissan Chemical Corp.	274,753	9,283
	USS Co. Ltd.	830,342	9,165
	CyberAgent Inc.	910,368	9,075
	Mitsui Chemicals Inc.	382,154	9,022
	KDX Realty Investment Corp.	8,120	8,990
	Japan Steel Works Ltd.	136,900	8,966
	Haseko Corp.	553,002	8,930
36

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Hachijuni Bank Ltd.	882,677	8,891
	Kurita Water Industries Ltd.	234,402	8,880
	Tosoh Corp.	621,542	8,862
	Skylark Holdings Co. Ltd.	488,864	8,842
	Mazda Motor Corp.	1,281,892	8,833
	Dentsu Group Inc.	445,120	8,816
	Brother Industries Ltd.	514,728	8,761
	Oji Holdings Corp.	1,720,473	8,680
	Kobe Steel Ltd.	732,167	8,617
	GLP J-Reit	9,494	8,607
	Yamato Holdings Co. Ltd.	588,176	8,600
	Socionext Inc.	382,000	8,597
	Nippon Prologis REIT Inc.	14,777	8,595
	Hirose Electric Co. Ltd.	62,660	8,394
	NOF Corp.	465,650	8,286
	TOTO Ltd.	324,892	8,241
	Hoshizaki Corp.	232,752	8,189
	Suntory Beverage & Food Ltd.	269,615	8,161
	Amada Co. Ltd.	678,785	8,094
	Kyushu Railway Co.	318,188	8,070
	Tokyo Ohka Kogyo Co. Ltd.	218,934	7,990
	United Urban Investment Corp.	6,601	7,989
	Iyogin Holdings Inc.	507,894	7,936
	Kintetsu Group Holdings Co. Ltd.	417,781	7,928
	Kyowa Kirin Co. Ltd.	511,682	7,923
	Orix JREIT Inc.	11,664	7,895
[1]	Nissin Foods Holdings Co. Ltd.	435,866	7,868
	Horiba Ltd.	84,295	7,832
	Tokyo Tatemono Co. Ltd.	418,121	7,806
	Daiwa House REIT Investment Corp.	9,009	7,764
	J Front Retailing Co. Ltd.	513,356	7,721
	Gunma Bank Ltd.	740,800	7,700
[1]	Yakult Honsha Co. Ltd.	513,796	7,692
	ZOZO Inc.	882,468	7,629
	SG Holdings Co. Ltd.	829,325	7,622
	SUMCO Corp.	747,553	7,618
	Taiyo Yuden Co. Ltd.	263,450	7,482
	Open House Group Co. Ltd.	155,183	7,468
	NH Foods Ltd.	202,078	7,463
	MonotaRO Co. Ltd.	534,856	7,462
	Seiko Epson Corp.	586,158	7,427
	Sapporo Holdings Ltd.	153,119	7,358
	Nikon Corp.	628,799	7,333
	McDonald's Holdings Co. Japan Ltd.	186,500	7,296
	Keisei Electric Railway Co. Ltd.	913,593	7,292
	Asahi Intecc Co. Ltd.	457,367	7,253
	Invincible Investment Corp.	16,194	7,235
	Kuraray Co. Ltd.	660,579	7,158
	Odakyu Electric Railway Co. Ltd.	663,900	7,022
	Tobu Railway Co. Ltd.	435,186	7,019
	Tohoku Electric Power Co. Inc.	1,020,080	6,980
	Santen Pharmaceutical Co. Ltd.	712,000	6,976
	Hamamatsu Photonics KK	614,524	6,879
	Rohto Pharmaceutical Co. Ltd.	442,850	6,869
	Lixil Corp.	617,876	6,848
	Electric Power Development Co. Ltd.	357,706	6,798
	Sankyo Co. Ltd.	390,600	6,776
	Toyo Tire Corp.	247,758	6,771
	Mitsubishi Gas Chemical Co. Inc.	364,579	6,745
	Kandenko Co. Ltd.	220,563	6,741
	Sumitomo Heavy Industries Ltd.	251,201	6,716
	Oracle Corp. Japan	72,751	6,707
[1]	Tokyo Metro Co. Ltd.	633,500	6,659
	Kobe Bussan Co. Ltd.	285,888	6,634
	Medipal Holdings Corp.	407,657	6,633
	Shimamura Co. Ltd.	102,434	6,604
	Takasago Thermal Engineering Co. Ltd.	222,400	6,600
*,1	Metaplanet Inc.	2,089,300	6,586
	Marui Group Co. Ltd.	342,363	6,566
	BIPROGY Inc.	161,393	6,519
37

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Persol Holdings Co. Ltd.	3,905,710	6,479
	Nomura Real Estate Holdings Inc.	1,133,495	6,473
	Taiheiyo Cement Corp.	237,746	6,450
	Modec Inc.	99,100	6,429
	COMSYS Holdings Corp.	254,589	6,420
[1]	ANA Holdings Inc.	340,734	6,386
	Takashimaya Co. Ltd.	590,352	6,315
	Japan Hotel REIT Investment Corp.	10,838	6,314
	Kewpie Corp.	226,953	6,297
	NHK Spring Co. Ltd.	331,986	6,224
	Hitachi Construction Machinery Co. Ltd.	188,639	6,140
	Advance Residence Investment Corp.	5,656	6,122
	Koito Manufacturing Co. Ltd.	408,952	6,089
[1]	Tsuruha Holdings Inc.	349,455	6,068
	THK Co. Ltd.	227,521	6,058
	Sega Sammy Holdings Inc.	320,268	5,926
	Air Water Inc.	423,914	5,920
	Nisshin Seifun Group Inc.	520,704	5,887
	Nabtesco Corp.	232,943	5,835
	Toyo Seikan Group Holdings Ltd.	258,138	5,795
	EXEO Group Inc.	401,338	5,788
	Cosmo Energy Holdings Co. Ltd.	249,852	5,705
	Mitsubishi Materials Corp.	293,800	5,657
	Japan Airlines Co. Ltd.	313,965	5,656
	Tokyo Seimitsu Co. Ltd.	82,100	5,648
	Kamigumi Co. Ltd.	187,303	5,623
	Keio Corp.	235,699	5,590
	Dexerials Corp.	342,700	5,528
	Kraftia Corp.	104,161	5,510
	Credit Saison Co. Ltd.	224,190	5,461
	Hirogin Holdings Inc.	584,484	5,461
	GS Yuasa Corp.	195,025	5,446
	Yamazaki Baking Co. Ltd.	274,470	5,394
	Zenkoku Hosho Co. Ltd.	260,336	5,351
	Kansai Paint Co. Ltd.	332,202	5,332
	Japan Prime Realty Investment Corp.	7,815	5,316
	Alfresa Holdings Corp.	368,513	5,206
	Lion Corp.	525,670	5,180
	Rinnai Corp.	226,748	5,139
	Yamaha Corp.	810,256	5,113
	Fujitec Co. Ltd.	138,800	5,093
	GMO Payment Gateway Inc.	92,835	5,064
	Maruwa Co. Ltd.	17,700	5,004
	Nifco Inc.	171,879	4,981
	Iida Group Holdings Co. Ltd.	323,211	4,949
	Sankyu Inc.	96,525	4,929
	Kadokawa Corp.	218,700	4,910
	Toho Gas Co. Ltd.	164,168	4,902
	Ulvac Inc.	107,146	4,860
	Suzuken Co. Ltd.	127,809	4,854
	Nippon Electric Glass Co. Ltd.	143,279	4,824
	Industrial & Infrastructure Fund Investment Corp.	5,182	4,815
	ALSOK Co. Ltd.	703,120	4,806
	Kakaku.com Inc.	268,611	4,775
	Nichirei Corp.	401,840	4,757
	Yamato Kogyo Co. Ltd.	74,715	4,709
	Mitsui Fudosan Logistics Park Inc.	6,478	4,696
	Sugi Holdings Co. Ltd.	216,984	4,687
	Japan Airport Terminal Co. Ltd.	149,883	4,657
	Kyushu Financial Group Inc.	811,676	4,652
	JGC Holdings Corp.	458,754	4,640
	Nagoya Railroad Co. Ltd.	423,658	4,634
	Organo Corp.	53,800	4,617
	JTEKT Corp.	458,664	4,589
	Chugin Financial Group Inc.	329,072	4,589
	Mitsubishi Logistics Corp.	632,270	4,585
	Stanley Electric Co. Ltd.	232,040	4,558
	Sumitomo Rubber Industries Ltd.	385,143	4,511
	Keikyu Corp.	481,246	4,490
	Internet Initiative Japan Inc.	247,300	4,462
38

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	NSK Ltd.	875,458	4,411
	Yamaguchi Financial Group Inc.	383,957	4,399
	Alps Alpine Co. Ltd.	347,807	4,381
	Daicel Corp.	508,723	4,377
	Dowa Holdings Co. Ltd.	120,414	4,366
	Sekisui House REIT Inc.	8,482	4,365
	DMG Mori Co. Ltd.	280,765	4,355
	Nagase & Co. Ltd.	197,441	4,312
	Mitsui Fudosan Accommodations Fund Inc.	5,112	4,308
	Nikkon Holdings Co. Ltd.	190,896	4,305
	Iwatani Corp.	412,500	4,294
	Macnica Holdings Inc.	298,700	4,253
	Resorttrust Inc.	359,898	4,241
	Canon Marketing Japan Inc.	101,818	4,240
	Taiyo Holdings Co. Ltd.	78,900	4,221
	Kokuyo Co. Ltd.	734,252	4,213
	Nankai Electric Railway Co. Ltd.	232,838	4,206
	Coca-Cola Bottlers Japan Holdings Inc.	262,404	4,199
	DIC Corp.	177,130	4,168
*	Sumitomo Pharma Co. Ltd.	372,550	4,062
	INFRONEER Holdings Inc.	378,945	4,060
	Miura Co. Ltd.	209,450	4,056
	Nichias Corp.	107,300	4,004
	Nihon Kohden Corp.	346,240	4,002
	Sundrug Co. Ltd.	146,670	3,959
	Keihan Holdings Co. Ltd.	194,335	3,937
	Activia Properties Inc.	4,285	3,921
	Sumitomo Bakelite Co. Ltd.	116,358	3,870
	Welcia Holdings Co. Ltd.	190,748	3,804
	Chugoku Electric Power Co. Inc.	677,129	3,767
	Takara Holdings Inc.	362,680	3,694
[1]	NS Solutions Corp.	145,952	3,678
	Japan Logistics Fund Inc.	5,659	3,664
	Kobayashi Pharmaceutical Co. Ltd.	110,149	3,662
	Amano Corp.	137,650	3,652
	Cosmos Pharmaceutical Corp.	81,526	3,648
	Ezaki Glico Co. Ltd.	114,018	3,644
	Tokyo Century Corp.	307,444	3,628
	Yamada Holdings Co. Ltd.	1,205,317	3,623
	Tomy Co. Ltd.	174,300	3,586
	Casio Computer Co. Ltd.	455,708	3,573
*	Mercari Inc.	240,179	3,561
	Hakuhodo DY Holdings Inc.	490,998	3,554
	Mabuchi Motor Co. Ltd.	199,290	3,521
	Konica Minolta Inc.	1,024,262	3,517
	LaSalle Logiport REIT	3,590	3,476
	OBIC Business Consultants Co. Ltd.	59,991	3,433
	Teijin Ltd.	392,358	3,433
	Toyoda Gosei Co. Ltd.	147,320	3,410
	Tsumura & Co.	146,990	3,410
*	Visional Inc.	48,746	3,385
	ABC-Mart Inc.	192,963	3,306
	Mitsubishi Motors Corp.	1,353,564	3,299
	Shikoku Electric Power Co. Inc.	366,687	3,274
	Koei Tecmo Holdings Co. Ltd.	243,100	3,272
	Park24 Co. Ltd.	276,689	3,234
	Morinaga Milk Industry Co. Ltd.	148,874	3,214
	Maruichi Steel Tube Ltd.	377,523	3,192
	Goldwin Inc.	192,603	3,181
	Jeol Ltd.	94,200	3,166
	Frontier Real Estate Investment Corp.	5,360	3,148
	Seino Holdings Co. Ltd.	222,626	3,146
	Calbee Inc.	168,595	3,138
	Kagome Co. Ltd.	181,425	3,134
	AEON REIT Investment Corp.	3,699	3,132
	Nipro Corp.	314,966	3,075
	UBE Corp.	207,176	3,046
	Hisamitsu Pharmaceutical Co. Inc.	116,796	3,036
	GMO internet group Inc.	134,782	3,019
*	Sharp Corp.	540,990	3,003
39

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Daiwa Securities Living Investments Corp.	4,176	2,992
	Toda Corp.	443,659	2,989
	Zeon Corp.	291,153	2,987
	Aozora Bank Ltd.	206,174	2,952
	Sotetsu Holdings Inc.	175,199	2,937
	Rakus Co. Ltd.	363,476	2,934
	Mori Hills REIT Investment Corp.	3,085	2,926
	Nippon Shokubai Co. Ltd.	249,900	2,895
	Nihon M&A Center Holdings Inc.	609,992	2,873
	Rorze Corp.	206,100	2,870
	Tokai Carbon Co. Ltd.	426,243	2,855
	Fuyo General Lease Co. Ltd.	108,402	2,834
	Toridoll Holdings Corp.	97,300	2,818
	Nippon Kayaku Co. Ltd.	307,576	2,813
*	Money Forward Inc.	96,020	2,797
	Daiwa Office Investment Corp.	1,133	2,773
	K's Holdings Corp.	279,333	2,769
	NOK Corp.	155,439	2,760
	Kusuri no Aoki Holdings Co. Ltd.	108,170	2,741
	Kose Corp.	71,393	2,735
	SKY Perfect JSAT Holdings Inc.	277,500	2,731
	Dentsu Soken Inc.	54,800	2,714
	Nippon Television Holdings Inc.	111,600	2,708
	Aica Kogyo Co. Ltd.	114,962	2,707
	Daido Steel Co. Ltd.	283,175	2,679
	Morinaga & Co. Ltd.	155,492	2,679
	Blue Zones Holdings Co. Ltd.	52,601	2,677
	Kotobuki Spirits Co. Ltd.	219,385	2,630
	House Foods Group Inc.	135,882	2,546
*	SHIFT Inc.	369,300	2,546
	Sawai Group Holdings Co. Ltd.	212,706	2,540
	Round One Corp.	352,100	2,528
	Kaneka Corp.	91,636	2,528
	Nippon Shinyaku Co. Ltd.	120,313	2,517
	Toyota Boshoku Corp.	164,665	2,504
	SHO-BOND Holdings Co. Ltd.	78,757	2,499
	Acom Co. Ltd.	855,317	2,438
	TBS Holdings Inc.	70,217	2,424
	Ito En Ltd.	115,723	2,385
	Harmonic Drive Systems Inc.	122,341	2,253
	OKUMA Corp.	99,226	2,209
	Seven Bank Ltd.	1,191,381	2,189
	AEON Financial Service Co. Ltd.	220,174	2,154
	Relo Group Inc.	199,206	2,144
	Toei Animation Co. Ltd.	114,025	2,137
*	PeptiDream Inc.	209,034	2,116
[1]	Fuji Media Holdings Inc.	91,409	2,040
	Fuji Oil Co. Ltd.	97,974	2,027
	Itoham Yonekyu Holdings Inc.	56,583	2,023
	Bic Camera Inc.	189,089	1,906
	Workman Co. Ltd.	47,921	1,802
	Justsystems Corp.	54,337	1,755
	JMDC Inc.	55,100	1,746
	PALTAC Corp.	57,960	1,709
	TS Tech Co. Ltd.	139,936	1,658
	Izumi Co. Ltd.	87,428	1,630
	Pola Orbis Holdings Inc.	178,670	1,539
	FP Corp.	94,603	1,537
	Heiwa Corp.	115,459	1,501
	U-Next Holdings Co. Ltd.	109,600	1,447
[1]	Takeda Pharmaceutical Co. Ltd. ADR	101,870	1,369
*	Hino Motors Ltd.	593,502	1,348
			11,626,167
Kuwait (0.2%)
	Kuwait Finance House KSCP	26,827,239	70,238
	National Bank of Kuwait SAKP	17,840,580	61,099
	Boubyan Bank KSCP	3,930,374	9,171
	Mobile Telecommunications Co. KSCP	4,911,429	8,488
	Gulf Bank KSCP	4,813,597	5,500
40

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Mabanee Co. KPSC	1,384,417	4,547
*	Warba Bank KSCP	4,438,535	4,194
	Burgan Bank SAK	2,182,204	1,682
	Agility Public Warehousing Co. KSC	3,338,339	1,640
			166,559
Malaysia (0.4%)
	Malayan Banking Bhd.	16,246,400	38,289
	Public Bank Bhd.	31,486,495	31,698
	CIMB Group Holdings Bhd.	17,996,273	31,319
	Tenaga Nasional Bhd.	9,697,900	30,725
	Gamuda Bhd.	11,069,300	13,294
	IHH Healthcare Bhd.	6,646,100	13,086
	Press Metal Aluminium Holdings Bhd.	7,423,400	11,214
	SD Guthrie Bhd.	7,844,805	9,889
	Petronas Gas Bhd.	2,093,750	9,243
	AMMB Holdings Bhd.	6,032,900	8,206
	MISC Bhd.	4,325,635	8,045
	RHB Bank Bhd.	4,463,600	7,216
	CelcomDigi Bhd.	8,291,066	7,128
	Sunway Bhd.	5,383,100	6,939
	Hong Leong Bank Bhd.	1,323,900	6,497
	YTL Corp. Bhd.	9,725,048	6,024
	IOI Corp. Bhd.	6,111,865	5,865
	Axiata Group Bhd.	9,622,824	5,770
	YTL Power International Bhd.	6,059,060	5,759
	Maxis Bhd.	6,215,100	5,640
	Petronas Chemicals Group Bhd.	5,959,668	5,543
	Kuala Lumpur Kepong Bhd.	1,118,700	5,471
	Telekom Malaysia Bhd.	2,543,157	4,432
	Dialog Group Bhd.	9,333,600	4,367
	Sime Darby Bhd.	8,622,905	4,215
	IJM Corp. Bhd.	6,886,540	4,070
	Petronas Dagangan Bhd.	732,800	3,968
	Genting Bhd.	4,491,800	3,622
	Nestle Malaysia Bhd.	133,600	3,604
	QL Resources Bhd.	3,475,800	3,443
	PPB Group Bhd.	1,259,260	3,348
	Genting Malaysia Bhd.	5,908,500	3,285
[2]	MR DIY Group M Bhd.	7,207,200	2,750
	99 Speed Mart Retail Holdings Bhd.	3,230,200	2,412
	Fraser & Neave Holdings Bhd.	339,800	2,283
	Alliance Bank Malaysia Bhd.	2,043,217	2,144
	Hong Leong Financial Group Bhd.	456,335	1,841
*	Top Glove Corp. Bhd.	10,582,900	1,590
	Hartalega Holdings Bhd.	3,133,100	903
			325,137
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV Class O	6,265,018	58,963
	Grupo Mexico SAB de CV Series B	6,198,833	53,592
	America Movil SAB de CV Series B	34,167,493	38,970
	Wal-Mart de Mexico SAB de CV	11,048,797	36,527
	Fomento Economico Mexicano SAB de CV	3,778,627	35,646
	Grupo Aeroportuario del Pacifico SAB de CV Class B	897,207	18,702
	Arca Continental SAB de CV	1,919,383	18,590
	Cemex SAB de CV	17,672,277	17,959
*	Industrias Penoles SAB de CV	408,366	16,905
	Cemex SAB de CV ADR	1,511,359	15,340
	Grupo Aeroportuario del Sureste SAB de CV Class B	330,725	10,004
	Coca-Cola Femsa SAB de CV	1,159,844	9,979
	Grupo Financiero Inbursa SAB de CV Class O	3,944,249	9,579
	Grupo Bimbo SAB de CV Series A	2,672,625	9,236
	Prologis Property Mexico SA de CV	2,301,554	9,191
	Fibra Uno Administracion SA de CV	6,164,389	8,945
	Grupo Bimbo SAB de CV Series A1	1,191,145	8,513
	Grupo Aeroportuario del Centro Norte SAB de CV	608,812	7,502
	Kimberly-Clark de Mexico SAB de CV Class A	3,452,826	6,683
	Gruma SAB de CV Class B	362,028	6,144
	Gentera SAB de CV	2,378,000	5,658
	Corp. Inmobiliaria Vesta SAB de CV	1,826,747	5,546
41

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Promotora y Operadora de Infraestructura SAB de CV	379,662	4,917
	Megacable Holdings SAB de CV	1,635,913	4,681
[2]	Banco del Bajio SA	1,729,243	4,428
	Grupo Comercial Chedraui SA de CV	577,048	4,184
	Alfa SAB de CV Class A	5,491,257	4,141
	Regional SAB de CV	546,448	4,068
	Qualitas Controladora SAB de CV	429,749	3,897
	GCC SAB de CV	363,900	3,494
	Alsea SAB de CV	1,061,110	2,931
	Concentradora Fibra Danhos SA de CV	1,782,314	2,759
	El Puerto de Liverpool SAB de CV Class C1	425,308	2,073
	Orbia Advance Corp. SAB de CV	1,883,356	1,712
	Operadora De Sites Mexicanos SAB de CV Class A-1	1,765,546	1,586
*	Controladora Alpek SAB de CV	8,974,557	1,391
	Becle SAB de CV	1,024,016	1,255
*	Alpek SAB de CV	745,131	377
			456,068
Netherlands (2.8%)
	ASML Holding NV	855,820	904,867
	Prosus NV	2,774,655	191,780
	ING Groep NV	6,458,574	161,268
*,2	Adyen NV	57,714	98,892
	Koninklijke Ahold Delhaize NV	1,970,468	80,631
	ASM International NV	101,315	65,738
	Wolters Kluwer NV	503,256	61,692
	Universal Music Group NV	2,039,161	54,694
	Heineken NV	599,956	46,456
	Koninklijke Philips NV	1,694,385	46,418
	NN Group NV	561,497	38,426
	Koninklijke KPN NV	8,205,979	37,973
	ArcelorMittal SA	917,940	35,043
[2]	ABN AMRO Bank NV	1,115,180	33,320
	DSM-Firmenich AG	396,453	32,314
	BE Semiconductor Industries NV	154,421	26,328
	Akzo Nobel NV	365,228	24,136
	ASR Nederland NV	341,928	22,820
	Aegon Ltd.	2,819,589	21,487
	EXOR NV	209,530	18,158
	Heineken Holding NV	247,484	16,713
	IMCD NV	126,468	13,105
	JDE Peet's NV	337,549	12,285
	Randstad NV	237,020	9,289
[2]	CVC Capital Partners plc	458,516	7,658
*	InPost SA	547,707	6,899
[2]	CTP NV	279,703	5,833
	Koninklijke Vopak NV	124,160	5,627
			2,079,850
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,249,715	26,494
	Auckland International Airport Ltd.	3,629,755	16,894
	Infratil Ltd.	1,986,446	14,040
	Contact Energy Ltd.	1,807,267	9,634
	Meridian Energy Ltd.	2,747,954	9,303
	EBOS Group Ltd.	406,949	6,730
	Mainfreight Ltd.	173,116	5,970
	Spark New Zealand Ltd.	3,785,311	5,307
	Mercury NZ Ltd.	1,430,467	5,303
*	Fletcher Building Ltd.	2,300,938	4,289
*	Ryman Healthcare Ltd.	1,905,689	3,121
	Air New Zealand Ltd.	3,302,852	1,124
			108,209
Norway (0.3%)
	DNB Bank ASA	1,768,961	45,153
	Equinor ASA	1,481,872	35,493
	Kongsberg Gruppen ASA	891,200	22,720
	Mowi ASA	940,743	20,680
	Telenor ASA	1,365,306	20,304
	Norsk Hydro ASA	2,798,793	18,921
	Aker BP ASA	670,588	17,380
42

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Orkla ASA	1,442,328	14,649
	Yara International ASA	353,035	12,862
	Gjensidige Forsikring ASA	403,197	10,851
	Vend Marketplaces ASA Class B	315,164	10,834
	Salmar ASA	146,712	8,239
	Var Energi ASA	1,611,059	5,413
	Aker ASA Class A	42,680	3,316
			246,815
Philippines (0.1%)
	International Container Terminal Services Inc.	2,368,855	21,366
	Bdo Unibank Inc.	4,976,930	11,287
	SM Prime Holdings Inc.	22,042,623	8,390
	Bank of the Philippine Islands	4,158,029	7,446
	Manila Electric Co.	529,088	5,252
	Ayala Land Inc.	14,792,101	4,997
	Ayala Corp.	627,207	4,984
	Metropolitan Bank & Trust Co.	3,930,006	4,607
	PLDT Inc.	208,811	3,969
	Jollibee Foods Corp.	1,007,258	3,706
	JG Summit Holdings Inc.	5,993,720	2,438
	Universal Robina Corp.	1,841,919	2,283
	GT Capital Holdings Inc.	208,538	1,934
	Globe Telecom Inc.	68,543	1,719
	DMCI Holdings Inc.	7,547,978	1,447
	Puregold Price Club Inc.	2,193,192	1,418
	Converge Information & Communications Technology Solutions Inc.	5,311,900	1,150
	LT Group Inc.	4,594,616	1,142
	Semirara Mining & Power Corp.	1,938,400	1,088
[2]	Monde Nissin Corp.	9,449,400	1,083
	Aboitiz Power Corp.	1,285,200	900
	ACEN Corp.	19,651,781	774
	Megaworld Corp.	17,582,985	595
	Bloomberry Resorts Corp.	7,107,641	386
			94,361
Poland (0.3%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,869,189	38,325
	ORLEN SA	1,263,878	34,256
	Powszechny Zaklad Ubezpieczen SA	1,228,587	19,644
	Bank Polska Kasa Opieki SA	382,198	19,569
*	KGHM Polska Miedz SA	298,775	15,672
*,2	Allegro.eu SA	1,542,804	14,406
	LPP SA	2,771	13,451
*,2	Dino Polska SA	1,037,501	12,392
	Santander Bank Polska SA	85,137	11,212
*	mBank SA	28,689	7,640
			186,567
Portugal (0.1%)
	EDP SA	6,487,638	32,251
	Galp Energia SGPS SA	899,113	18,064
	Banco Comercial Portugues SA Class R	19,958,684	17,618
	Jeronimo Martins SGPS SA	596,636	15,366
	EDP Renovaveis SA	679,394	9,933
			93,232
Qatar (0.2%)
	Qatar National Bank QPSC	9,421,696	47,919
	Qatar Islamic Bank QPSC	3,925,172	26,462
	Industries Qatar QSC	4,275,493	14,897
	Al Rayan Bank	13,562,367	8,719
	Commercial Bank PSQC	7,376,481	8,395
	Qatar Gas Transport Co. Ltd.	6,007,297	7,294
	Qatar Navigation QSC	2,145,832	6,554
	Ooredoo QPSC	1,669,307	6,209
	Qatar International Islamic Bank QSC	1,903,630	5,827
	Qatar Fuel QSC	1,340,275	5,521
	Qatar Electricity & Water Co. QSC	1,050,287	4,438
	Dukhan Bank	4,497,663	4,293
	Mesaieed Petrochemical Holding Co.	11,268,451	3,864
	Barwa Real Estate Co.	4,560,411	3,293
43

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Qatar Aluminum Manufacturing Co.	6,178,477	2,633
	Vodafone Qatar PQSC	3,395,889	2,241
*	Estithmar Holding QPSC	1,592,544	1,793
*	Ezdan Holding Group QSC	3,485,081	1,093
			161,445
Romania (0.1%)
	Banca Transilvania SA	2,046,577	12,968
	OMV Petrom SA	34,989,138	7,476
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	196,973	5,403
	Societatea Energetica Electrica SA	305,698	1,668
	Societatea Nationala Nuclearelectrica SA	114,999	1,240
*	MED Life SA	562,576	1,079
	One United Properties SA	90,126	541
			30,375
Russia (0.0%)
*,3	Inter RAO UES PJSC	68,280,500	—
*,3	Polyus PJSC (Registered) GDR	1	—
*,3	Sberbank of Russia PJSC ADR (XLON)	1,098,895	—
*,3	Sberbank of Russia PJSC	15,141,656	—
*,3	Moscow Exchange MICEX-RTS PJSC	2,697,004	—
*,3	GMK Norilskiy Nickel PAO	2,264,300	—
*,3	Surgutneftegas PJSC ADR	2,397	—
*,3	Severstal PAO GDR (Registered)	297,905	—
*,3	VTB Bank PJSC GDR (Registered)	1,904,444	—
*,1,3	Rostelecom PJSC ADR	4,260	—
*,3	Alrosa PJSC	4,689,820	—
*,3	PhosAgro PJSC (MISX)	16,169	—
*,3	United Co. RUSAL International PJSC	4,778,250	—
*,3	Sistema PJSFC (Registered) GDR	185,097	—
*,3	Unipro PJSC	22,147,100	—
*,3	Polyus PJSC	531,860	—
*,3	Raspadskaya PAO	120,950	—
*,3	RusHydro PJSC	217,254,634	—
*,3	Aeroflot PJSC	1,875,381	—
*,3	Rostelecom PJSC	1,223,758	—
*,3	Tatneft PJSC	470,953	—
*,3	Novolipetsk Steel PJSC	2,190,647	—
*,3	Mobile TeleSystems PJSC	1,107,812	—
*,3	Magnit PJSC	66,366	—
*,3	Novatek PJSC	2,025,468	—
*,3	Gazprom PJSC	6,439,237	—
*,3	Mosenergo PJSC	17,082,000	—
*,3	Federal Grid Co. - Rosseti PJSC	854,069,401	—
*,3	Lukoil PJSC	221,305	—
*,3	M Video PJSC	79,232	—
*,3	Rosneft Oil Co. PJSC	466,895	—
*,3	Magnitogorsk Iron & Steel Works PJSC	3,955,368	—
*,3	VTB Bank PJSC	1,105,843	—
*,3	Sistema AFK PAO	1,475,900	—
*,3	Severstal PAO PJSC	69,236	—
*,3	Surgutneftegas PAO	3,872,600	—
*,3	Credit Bank of Moscow PJSC	22,920,900	—
*,3	Sovcomflot PJSC	702,230	—
*,2,3	Segezha Group PJSC	4,388,900	—
*,3	PhosAgro PJSC	1,038	—
*,3	PhosAgro PJSC GDR (Registered)	161,274	—
			—
Saudi Arabia (1.0%)
	Al Rajhi Bank	4,251,790	120,173
[2]	Saudi Arabian Oil Co.	12,845,498	88,756
	Saudi National Bank	6,306,152	67,101
*	Saudi Arabian Mining Co.	2,913,295	50,085
	Saudi Telecom Co.	4,097,897	49,366
	Saudi Basic Industries Corp.	1,951,968	31,771
*	ACWA Power Co.	488,912	31,584
	Riyad Bank	3,184,649	23,125
	Saudi Awwal Bank	2,153,189	18,579
	Alinma Bank	2,668,174	18,475
	SABIC Agri-Nutrients Co.	505,269	16,497
44

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Dr Sulaiman Al Habib Medical Services Group Co.	220,740	16,038
	Etihad Etisalat Co.	822,357	14,836
	Almarai Co. JSC	1,067,859	14,158
	Elm Co.	53,142	13,444
	Banque Saudi Fransi	2,665,994	12,688
	Bank AlBilad	1,591,807	12,578
	Arab National Bank	1,927,319	12,465
	Bupa Arabia for Cooperative Insurance Co.	168,971	7,398
	Saudi Electricity Co.	1,707,121	7,288
	Co. for Cooperative Insurance	160,465	5,834
*	Jabal Omar Development Co.	1,216,339	5,730
	Saudi Tadawul Group Holding Co.	103,229	5,482
	Riyadh Cables Group Co.	143,531	5,415
	Yanbu National Petrochemical Co.	588,801	5,414
*	Dar Al Arkan Real Estate Development Co.	1,161,300	5,348
*	Umm Al Qura for Development & Construction Co.	802,429	5,187
	Saudi Investment Bank	1,366,082	5,007
	Jarir Marketing Co.	1,310,626	4,964
	Makkah Construction & Development Co.	207,782	4,928
*	Bank Al-Jazira	1,427,839	4,802
	Aldrees Petroleum & Transport Services Co.	108,181	4,428
	Dallah Healthcare Co.	102,232	4,198
	Mouwasat Medical Services Co.	198,951	4,078
	SAL Saudi Logistics Services	85,420	4,011
*	Saudi Research & Media Group	85,699	3,929
	Arabian Internet & Communications Services Co.	58,445	3,925
	Sahara International Petrochemical Co.	752,208	3,791
*	Al Rajhi Co. for Co-operative Insurance	107,289	3,373
	Ades Holding Co.	737,738	3,334
	Nahdi Medical Co.	105,372	3,262
	Astra Industrial Group Co.	79,253	3,146
	Saudi Industrial Investment Group	709,733	3,073
[2]	Arabian Centres Co. Ltd.	499,064	2,916
	Mobile Telecommunications Co. Saudi Arabia	938,806	2,873
*	Advanced Petrochemical Co.	276,994	2,793
	Saudi Aramco Base Oil Co.	104,802	2,693
	Jamjoom Pharmaceuticals Factory Co.	61,701	2,564
	Saudia Dairy & Foodstuff Co.	33,140	2,540
*	Saudi Kayan Petrochemical Co.	1,604,196	2,523
*	Seera Group Holding	294,070	2,433
	Taiba Investments Co.	224,132	2,416
	Saudi Ground Services Co.	198,237	2,344
	Saudi Airlines Catering Co.	89,730	2,313
*	National Industrialization Co. Class C	728,755	2,248
*	Rabigh Refining & Petrochemical Co.	928,365	2,223
*	Savola Group	324,969	2,132
	United Electronics Co.	83,689	1,979
	Abdullah Al Othaim Markets Co.	959,368	1,948
*	Power & Water Utility Co. for Jubail & Yanbu	169,473	1,908
	Leejam Sports Co. JSC	52,192	1,782
	Saudi Cement Co.	164,014	1,674
	Yamama Cement Co.	217,730	1,595
	Arabian Drilling Co.	60,982	1,440
	Qassim Cement Co.	119,024	1,338
*	Arabian Contracting Services Co.	41,659	1,329
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	114,296	1,291
*	Emaar Economic City	342,653	1,163
*	Saudi Real Estate Co.	291,901	1,124
	BinDawood Holding Co.	535,886	822
			783,468
Singapore (0.9%)
	DBS Group Holdings Ltd.	4,378,227	181,270
	Oversea-Chinese Banking Corp. Ltd.	7,070,402	92,491
	United Overseas Bank Ltd.	2,684,612	71,404
	Singapore Telecommunications Ltd.	15,542,430	50,731
	Keppel Ltd.	3,080,732	24,092
	Singapore Exchange Ltd.	1,769,666	22,962
	CapitaLand Integrated Commercial Trust	12,380,414	22,507
	Singapore Technologies Engineering Ltd.	3,250,393	21,176
45

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	CapitaLand Ascendas REIT	8,125,841	17,593
	Singapore Airlines Ltd.	3,044,156	15,496
	Capitaland Investment Ltd.	4,957,928	10,045
	Sembcorp Industries Ltd.	1,913,802	9,589
	Wilmar International Ltd.	3,850,918	9,254
	Keppel DC REIT	4,245,665	7,791
	Seatrium Ltd.	4,520,515	7,541
	Mapletree Logistics Trust	7,269,578	7,481
[1]	Mapletree Industrial Trust	4,487,942	7,340
[1]	Genting Singapore Ltd.	12,235,390	6,859
	Venture Corp. Ltd.	574,182	6,571
	UOL Group Ltd.	979,718	5,985
	Thai Beverage PCL	15,529,900	5,724
	Mapletree Pan Asia Commercial Trust	4,817,303	5,330
	ComfortDelGro Corp. Ltd.	4,681,491	5,249
	SATS Ltd.	1,911,987	5,021
	City Developments Ltd.	848,791	4,715
	Suntec REIT	4,478,666	4,611
	NetLink NBN Trust	5,984,716	4,505
	Frasers Logistics & Commercial Trust	5,855,834	4,294
	Keppel REIT	4,969,534	4,010
	CapitaLand Ascott Trust	5,492,664	3,983
	Jardine Cycle & Carriage Ltd.	118,688	2,964
	Hutchison Port Holdings Trust	10,830,763	2,275
	SIA Engineering Co. Ltd.	492,216	1,335
	Olam Group Ltd.	1,629,113	1,228
	StarHub Ltd.	1,195,097	1,065
			654,487
South Africa (1.1%)
	Naspers Ltd. Class N	1,732,581	121,690
	Gold Fields Ltd.	1,945,967	75,029
	Anglogold Ashanti plc	1,093,956	75,006
	FirstRand Ltd.	11,559,557	54,860
	Standard Bank Group Ltd.	2,855,589	41,991
	Capitec Bank Holdings Ltd.	181,505	40,157
	Anglo American Platinum Ltd.	575,970	35,623
	MTN Group Ltd.	3,536,086	35,327
	Impala Platinum Holdings Ltd.	1,944,665	20,841
	Harmony Gold Mining Co. Ltd.	1,186,806	19,747
	Absa Group Ltd.	1,664,846	18,603
	Sanlam Ltd.	3,488,627	18,307
	Bid Corp. Ltd.	731,385	18,105
	Shoprite Holdings Ltd.	1,017,361	17,017
*	Sibanye Stillwater Ltd.	6,016,187	15,965
	Discovery Ltd.	1,175,920	14,774
	Nedbank Group Ltd.	963,332	13,133
	Northam Platinum Holdings Ltd.	768,411	12,833
[2]	Pepkor Holdings Ltd.	7,613,599	11,609
	Remgro Ltd.	1,100,329	10,913
	Clicks Group Ltd.	501,919	10,583
	NEPI Rockcastle NV	1,302,755	10,565
	Bidvest Group Ltd.	713,606	9,283
	Reinet Investments SCA	288,630	9,244
*	Sasol Ltd.	1,387,790	8,683
	Vodacom Group Ltd.	1,011,816	8,191
	Old Mutual Ltd.	10,144,709	7,933
	OUTsurance Group Ltd.	1,853,494	7,800
	Tiger Brands Ltd.	364,465	6,897
	Mr Price Group Ltd.	550,634	6,579
	Growthpoint Properties Ltd.	6,929,184	6,515
	Woolworths Holdings Ltd.	1,987,313	6,000
	Exxaro Resources Ltd.	513,838	5,233
	Aspen Pharmacare Holdings Ltd.	800,512	4,534
	Foschini Group Ltd.	697,283	3,701
	Investec Ltd.	473,049	3,561
[1]	Kumba Iron Ore Ltd.	125,557	2,501
	African Rainbow Minerals Ltd.	236,547	2,349
	Santam Ltd.	74,950	1,788
46

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*,3	Multichoice Group	49,715	358
			793,828
South Korea (3.7%)
	Samsung Electronics Co. Ltd. (XKRX)	10,168,548	765,449
	SK Hynix Inc.	1,174,753	457,089
	NAVER Corp.	324,000	60,723
*	Doosan Enerbility Co. Ltd.	959,418	59,379
	Hyundai Motor Co.	286,828	58,166
	Hanwha Aerospace Co. Ltd.	73,693	50,548
	Kia Corp.	523,429	43,904
	KB Financial Group Inc.	513,663	41,932
	Celltrion Inc.	319,666	39,346
*	SK Square Co. Ltd.	195,050	35,405
	Hana Financial Group Inc.	587,944	35,223
	Shinhan Financial Group Co. Ltd.	663,895	34,099
*,2,3	Samsung Biologics Co. Ltd.	39,635	33,886
[1]	Korea Shipbuilding & Offshore Engineering Co. Ltd.	96,764	32,162
	Kakao Corp.	662,689	30,202
	Samsung SDI Co. Ltd. (XKRX)	132,653	29,890
*,1	LG Energy Solution Ltd.	89,855	29,746
*,1	Alteogen Inc.	85,828	29,348
	HD Hyundai Electric Co. Ltd.	47,496	28,856
*	Samsung Heavy Industries Co. Ltd.	1,369,688	28,382
	Hyundai Mobis Co. Ltd.	126,494	27,973
	LG Chem Ltd. (XKRX)	99,083	27,560
	Samsung C&T Corp.	171,738	27,178
*	Hanwha Ocean Co. Ltd.	271,469	26,167
	Woori Financial Group Inc.	1,469,206	26,154
	Hyundai Rotem Co. Ltd.	156,798	25,332
	KT&G Corp.	224,494	21,128
	KB Financial Group Inc. ADR (XNYS)	258,988	21,087
	Samsung Fire & Marine Insurance Co. Ltd.	67,094	20,766
	POSCO Holdings Inc.	95,343	20,737
	Samsung Electro-Mechanics Co. Ltd.	118,838	20,371
[1]	Hyundai Heavy Industries Co. Ltd.	47,538	20,019
	Samsung Life Insurance Co. Ltd.	169,341	18,301
	Hyosung Heavy Industries Corp.	11,300	16,856
[1]	POSCO Holdings Inc. (XNYS) ADR	266,523	14,557
	LG Electronics Inc. (XKRX)	227,311	13,942
	SK Inc.	77,956	13,537
[1]	Ecopro Co. Ltd.	214,477	13,208
	HD Hyundai Co. Ltd.	89,426	12,845
	Shinhan Financial Group Co. Ltd. ADR	245,240	12,676
	Meritz Financial Group Inc.	161,029	12,479
[1]	SK Innovation Co. Ltd.	134,688	12,163
*,1	Ecopro BM Co. Ltd.	103,685	11,602
	Korea Electric Power Corp.	386,780	11,578
*	Krafton Inc.	58,814	11,383
	Korea Investment Holdings Co. Ltd.	88,770	11,318
	HYBE Co. Ltd.	47,373	11,316
	Korea Aerospace Industries Ltd.	153,259	11,104
	Samsung SDS Co. Ltd.	86,131	11,048
*,1	POSCO Future M Co. Ltd.	71,898	10,894
	Hyundai Glovis Co. Ltd.	80,574	10,649
	LG Corp.	183,963	10,346
	LS Electric Co. Ltd.	32,579	9,890
	LIG Nex1 Co. Ltd.	26,871	9,786
[1]	Yuhan Corp.	118,243	9,782
	Doosan Co. Ltd.	14,698	9,712
[1]	HMM Co. Ltd.	625,874	9,012
[1]	Hanmi Semiconductor Co. Ltd.	89,932	8,993
*,1	HLB Inc.	255,979	8,712
	DB Insurance Co. Ltd.	94,200	8,373
	Samyang Foods Co. Ltd.	8,833	8,342
[1]	HD Hyundai Mipo	48,986	8,298
[1]	Mirae Asset Securities Co. Ltd.	432,035	7,943
	Hyundai Engineering & Construction Co. Ltd.	158,903	7,807
	Samsung Securities Co. Ltd.	135,602	7,339
	Industrial Bank of Korea	540,567	7,326
47

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Coway Co. Ltd.	114,673	7,170
[1]	Korea Zinc Co. Ltd.	9,672	7,006
[1]	KakaoBank Corp.	405,497	6,573
[1]	Hanwha Systems Co. Ltd.	154,009	6,466
*	LG Display Co. Ltd.	629,769	6,439
[1]	Korean Air Lines Co. Ltd.	401,370	6,229
	Samsung E&A Co. Ltd.	326,255	5,931
[1]	Amorepacific Corp.	62,960	5,333
	LS Corp.	36,417	5,307
	BNK Financial Group Inc.	547,571	5,301
	Korea Electric Power Corp. ADR	343,598	5,178
	LG Innotek Co. Ltd.	30,633	5,168
	LG Uplus Corp.	464,611	4,966
[1]	HD Hyundai Marine Solution Co. Ltd.	29,177	4,921
*	SK Biopharmaceuticals Co. Ltd.	60,728	4,910
[1]	Hanwha Solutions Corp.	226,334	4,839
	Hankook Tire & Technology Co. Ltd.	146,821	4,767
*,1	L&F Co. Ltd.	53,796	4,593
*	S-Oil Corp.	90,505	4,555
	Doosan Bobcat Inc.	105,938	4,472
	Hyundai Steel Co.	182,586	4,218
	NCSoft Corp.	26,777	4,133
	NH Investment & Securities Co. Ltd.	289,689	4,130
[1]	LG H&H Co. Ltd. (XKRX)	20,086	4,005
	Hanwha Corp. (XKRX)	59,705	3,993
	Hanmi Pharm Co. Ltd.	13,270	3,949
[1]	Posco International Corp.	99,410	3,829
[1]	Hanjin Kal Corp.	51,123	3,752
*,1	SKC Co. Ltd.	40,755	3,631
[1]	LG CNS Co. Ltd.	76,644	3,560
[1]	CJ Corp.	28,597	3,421
[1]	Orion Corp.	48,803	3,398
	GS Holdings Corp.	93,681	3,149
	Kangwon Land Inc.	255,338	3,023
	iM Financial Group Co. Ltd.	313,261	2,906
[1]	KCC Corp.	9,225	2,841
	CJ CheilJedang Corp. (XKRX)	16,712	2,688
[1]	Kumho Petrochemical Co. Ltd.	32,047	2,605
*,1	Hanwha Vision Co. Ltd.	72,161	2,539
*	Hyundai Marine & Fire Insurance Co. Ltd.	124,801	2,388
*,1	Hotel Shilla Co. Ltd.	69,269	2,362
	S-1 Corp.	44,113	2,320
*,1	Ecopro Materials Co. Ltd.	52,570	2,318
*,1	Kakaopay Corp.	62,018	2,271
[1]	Hyundai Autoever Corp.	15,422	2,195
	Cheil Worldwide Inc.	153,612	2,192
[1]	Posco DX Co. Ltd.	118,811	2,185
[2]	Netmarble Corp.	57,286	2,171
*,1	SK Bioscience Co. Ltd.	59,153	2,100
	E-MART Inc.	40,588	2,056
[1]	NongShim Co. Ltd.	6,708	2,051
	Misto Holdings Corp.	78,286	2,019
	Lotte Chemical Corp.	38,382	1,901
	HL Mando Co. Ltd.	70,451	1,899
*,1	Celltrion Pharm Inc.	42,293	1,890
	Samsung Card Co. Ltd.	52,299	1,817
	GS Engineering & Construction Corp.	137,498	1,801
[1]	KEPCO Plant Service & Engineering Co. Ltd.	46,725	1,657
	Korea Gas Corp.	56,024	1,638
*,1	Pearl Abyss Corp.	66,750	1,619
	Pan Ocean Co. Ltd.	524,689	1,409
	BGF retail Co. Ltd.	17,466	1,269
[1]	F&F Co. Ltd.	28,717	1,235
*,2	SK IE Technology Co. Ltd.	57,232	1,230
*	Hanwha Life Insurance Co. Ltd.	578,932	1,229
	Dongsuh Cos. Inc.	63,865	1,209
[1]	Lotte Corp.	56,573	1,159
	CJ Logistics Corp.	19,675	1,136
[1]	Hanmi Science Co. Ltd.	40,423	1,116
	Lotte Shopping Co. Ltd.	23,773	1,085
48

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Green Cross Corp.	11,662	1,060
*,1	Hanon Systems	342,271	1,046
*,1	Kakao Games Corp.	81,336	917
	Amorepacific Holdings Corp.	51,480	916
	Hite Jinro Co. Ltd.	68,057	899
	Otoki Corp.	3,168	863
	GS Retail Co. Ltd.	69,319	862
*,3	Kum Yang Co. Ltd.	34,122	237
			2,818,945
Spain (2.1%)
	Banco Santander SA	32,227,190	328,401
	Iberdrola SA (XMAD)	14,484,080	293,538
	Banco Bilbao Vizcaya Argentaria SA	12,317,544	248,150
	Industria de Diseno Textil SA	2,403,709	132,734
	CaixaBank SA	7,797,887	82,422
	Amadeus IT Group SA	945,568	72,280
	Ferrovial SE	1,024,331	62,857
	Repsol SA	2,487,722	45,648
	Telefonica SA	8,876,283	45,013
	Banco de Sabadell SA	11,299,572	42,361
[2]	Aena SME SA	1,505,166	40,882
*,2	Cellnex Telecom SA	1,230,935	38,321
	ACS Actividades de Construccion y Servicios SA	388,097	31,866
	Endesa SA	683,538	24,505
	Bankinter SA	1,354,605	20,420
	Redeia Corp. SA	882,532	15,887
	Merlin Properties Socimi SA	817,037	12,728
	Acciona SA	52,102	11,532
	Mapfre SA	2,008,668	8,871
	Naturgy Energy Group SA	277,755	8,413
	Grifols SA	618,930	8,020
	Corp. ACCIONA Energias Renovables SA	88,132	2,425
			1,577,274
Sweden (1.9%)
	Investor AB Class B	3,705,855	122,022
	Volvo AB Class B	3,425,283	93,836
	Atlas Copco AB Class A	5,549,820	92,993
	Assa Abloy AB Class B	2,116,142	79,746
	Sandvik AB	2,239,249	67,714
	Skandinaviska Enskilda Banken AB Class A	3,311,057	63,207
	Telefonaktiebolaget LM Ericsson Class B	5,928,289	60,148
	Hexagon AB Class B	4,477,216	54,576
	Swedbank AB Class A	1,751,090	53,164
	Atlas Copco AB Class B	3,226,474	48,265
	EQT AB	1,240,509	42,869
	Saab AB Class B	778,816	42,855
	Svenska Handelsbanken AB Class A	3,154,487	41,164
	Investor AB Class A (XSTO)	1,166,604	38,375
	Essity AB Class B	1,276,247	35,055
	Epiroc AB Class A	1,381,002	29,120
	Alfa Laval AB	593,241	28,195
*	Boliden AB	606,656	27,204
[2]	Evolution AB	298,535	19,891
[1]	H & M Hennes & Mauritz AB Class B	1,046,330	19,761
	Skanska AB Class B	721,538	19,649
	Telia Co. AB	4,957,824	19,517
	Tele2 AB Class B	1,185,956	18,840
	SKF AB Class B	724,727	18,576
	Lifco AB Class B	476,326	18,391
	Trelleborg AB Class B	433,440	18,088
	Svenska Cellulosa AB SCA Class B	1,278,917	17,035
	AddTech AB Class B	492,986	16,609
	Indutrade AB	587,080	15,694
	Securitas AB Class B	1,029,896	15,171
	Epiroc AB Class B	805,315	15,029
	Industrivarden AB Class C	360,086	14,937
	Beijer Ref AB	905,367	14,307
*	Swedish Orphan Biovitrum AB	402,677	13,874
	Nibe Industrier AB Class B	3,156,051	12,281
49

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Getinge AB Class B	474,095	11,106
*	Fastighets AB Balder Class B	1,501,497	11,013
	AAK AB	391,264	10,941
	Volvo AB Class A	392,122	10,716
	Sagax AB Class B	433,368	9,725
	SSAB AB Class B	1,476,364	9,141
	Industrivarden AB Class A	215,651	8,967
*	Verisure plc	477,359	8,820
	L E Lundbergforetagen AB Class B	159,704	8,548
	Castellum AB	738,529	8,399
	Sweco AB Class B	437,885	7,890
	Investment AB Latour Class B	287,960	7,337
	Holmen AB Class B	188,083	7,107
	Axfood AB	228,158	6,217
*,1	Volvo Car AB Class B	1,355,467	4,697
	SSAB AB Class A	281,730	1,782
[1]	Svenska Handelsbanken AB Class B	70,889	1,553
	Sagax AB Class D	362,513	1,284
	Svenska Cellulosa AB SCA Class A	4,429	59
	Skandinaviska Enskilda Banken AB Class C	115	2
			1,443,462
Switzerland (5.3%)
	Nestle SA (Registered)	5,498,765	525,398
	Novartis AG (Registered)	4,059,930	502,464
	Roche Holding AG	1,528,086	494,978
	UBS Group AG (Registered)	6,931,975	265,254
	ABB Ltd. (Registered)	3,415,398	253,926
	Cie Financiere Richemont SA Class A (Registered)	1,150,068	227,490
	Zurich Insurance Group AG	308,627	214,641
	Swiss Re AG	638,819	116,650
	Lonza Group AG (Registered)	153,755	106,173
	Holcim AG	1,058,129	94,069
	Alcon AG	1,075,523	80,164
	Galderma Group AG	372,607	69,198
	Sika AG (Registered)	349,111	68,421
	Givaudan SA (Registered)	16,645	68,189
	Swiss Life Holding AG (Registered)	61,870	67,157
	Sandoz Group AG	895,689	59,722
	Partners Group Holding AG	46,745	57,245
*	Amrize Ltd.	1,080,572	55,915
	Geberit AG (Registered)	68,487	50,066
	Swisscom AG (Registered)	55,459	40,625
	SGS SA (Registered)	359,619	40,554
	Logitech International SA (Registered)	319,481	38,407
	Chocoladefabriken Lindt & Spruengli AG (Registered)	236	36,152
	Chocoladefabriken Lindt & Spruengli AG	2,144	32,958
	Schindler Holding AG (XSWX)	87,635	31,216
	Julius Baer Group Ltd.	445,342	30,064
	Straumann Holding AG (Registered)	234,686	29,500
	Sonova Holding AG (Registered)	106,871	29,151
[2]	VAT Group AG	58,405	25,524
	Baloise Holding AG (Registered)	98,024	24,343
	Swiss Prime Site AG (Registered)	169,346	24,071
	Belimo Holding AG (Registered)	21,418	23,109
	Roche Holding AG (Bearer)	63,746	21,627
	Kuehne & Nagel International AG (Registered)	101,102	19,396
	Helvetia Holding AG (Registered)	76,537	18,807
	PSP Swiss Property AG (Registered)	100,237	17,337
	Schindler Holding AG (Registered)	44,178	14,934
	Swissquote Group Holding SA (Registered)	23,156	14,712
	Swatch Group AG (Bearer)	67,357	14,077
	Flughafen Zurich AG (Registered)	42,030	12,415
	Georg Fischer AG (Registered)	169,988	12,003
	Temenos AG (Registered)	121,882	11,508
	Avolta AG	194,156	10,235
	EMS-Chemie Holding AG (Registered)	14,899	10,205
[1]	Barry Callebaut AG (Registered)	7,648	9,943
	Adecco Group AG (Registered)	351,871	9,811
	BKW AG	43,210	9,671
50

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	SIG Group AG	710,232	7,941
	Banque Cantonale Vaudoise (Registered)	61,128	7,097
	VZ Holding AG	30,224	5,904
	DKSH Holding AG	76,396	5,327
	Emmi AG (Registered)	4,691	4,168
	Bachem Holding AG	49,231	3,572
	Swatch Group AG (Registered)	79,028	3,351
			4,026,835
Taiwan (6.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	52,749,873	2,550,966
	Hon Hai Precision Industry Co. Ltd.	26,406,823	219,636
	MediaTek Inc.	3,183,700	135,019
	Delta Electronics Inc.	4,177,676	134,370
	ASE Technology Holding Co. Ltd.	7,115,449	56,929
[1]	Quanta Computer Inc.	5,716,598	55,441
	Fubon Financial Holding Co. Ltd.	18,070,444	53,481
	CTBC Financial Holding Co. Ltd.	38,140,939	51,799
	Cathay Financial Holding Co. Ltd.	20,293,620	42,115
	Accton Technology Corp.	1,068,000	37,142
	Mega Financial Holding Co. Ltd.	25,480,732	33,499
	Asustek Computer Inc.	1,479,026	33,413
	E.Sun Financial Holding Co. Ltd.	33,182,857	32,053
[1]	Asia Vital Components Co. Ltd.	699,000	32,001
[1]	Wistron Corp.	6,553,445	31,760
	Wiwynn Corp.	223,000	31,447
	TS Financial Holding Co. Ltd.	46,927,582	28,509
	Uni-President Enterprises Corp.	10,616,487	27,124
	Yageo Corp.	3,354,516	27,000
	Yuanta Financial Holding Co. Ltd.	23,673,667	26,506
[1]	Elite Material Co. Ltd.	598,000	26,274
	Lite-On Technology Corp.	4,194,767	24,336
	First Financial Holding Co. Ltd.	23,493,973	21,792
	SinoPac Financial Holdings Co. Ltd.	26,061,019	21,693
	Chroma ATE Inc.	796,000	21,076
[1]	United Microelectronics Corp.	13,836,978	20,897
	Chunghwa Telecom Co. Ltd.	4,614,207	19,661
	Alchip Technologies Ltd.	171,000	19,265
	Hua Nan Financial Holdings Co. Ltd. Class C	20,111,735	19,082
	Realtek Semiconductor Corp.	1,052,768	17,580
	KGI Financial Holding Co. Ltd.	34,013,305	17,546
	Taiwan Cooperative Financial Holding Co. Ltd.	22,612,243	17,476
	King Yuan Electronics Co. Ltd.	2,457,000	17,227
	Bizlink Holding Inc.	379,000	17,035
[1]	United Microelectronics Corp. ADR	2,152,554	16,596
[1]	King Slide Works Co. Ltd.	123,000	16,317
[1]	Novatek Microelectronics Corp.	1,245,916	15,874
	Chunghwa Telecom Co. Ltd. ADR	362,520	15,436
[1]	Evergreen Marine Corp. Taiwan Ltd.	2,368,520	14,858
	Largan Precision Co. Ltd.	206,848	14,846
[1]	Unimicron Technology Corp.	2,808,975	14,805
	China Steel Corp.	24,402,234	14,724
	Nan Ya Plastics Corp.	10,598,615	14,262
[1]	Jentech Precision Industrial Co. Ltd.	179,000	12,273
	E Ink Holdings Inc.	1,735,000	11,919
*	Winbond Electronics Corp.	6,741,220	11,790
[1]	ASPEED Technology Inc.	65,400	11,598
	Far EasTone Telecommunications Co. Ltd.	3,835,643	11,519
[1]	International Games System Co. Ltd. Class C	482,000	11,263
[1]	Formosa Plastics Corp.	9,026,873	11,155
	Hotai Motor Co. Ltd.	604,860	11,089
[1]	Gold Circuit Electronics Ltd.	724,000	10,870
	Taiwan Mobile Co. Ltd.	3,053,713	10,868
	Chailease Holding Co. Ltd.	3,220,850	10,766
	Gigabyte Technology Co. Ltd.	1,178,000	10,679
	Shanghai Commercial & Savings Bank Ltd.	8,230,048	10,595
*	Caliway Biopharmaceuticals Co. Ltd.	2,165,000	10,502
*,1	Nanya Technology Corp.	2,442,600	10,431
	Chang Hwa Commercial Bank Ltd.	16,178,397	10,405
	TCC Group Holdings Co. Ltd.	14,461,726	10,376
51

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Advantech Co. Ltd.	991,687	10,073
	Pegatron Corp.	4,126,038	9,926
[1]	PharmaEssentia Corp.	612,120	9,889
	Compal Electronics Inc.	9,121,510	9,747
	eMemory Technology Inc.	150,000	9,660
	Teco Electric & Machinery Co. Ltd.	2,557,000	9,623
[1]	Globalwafers Co. Ltd.	548,000	9,010
	Airtac International Group	303,773	8,960
	President Chain Store Corp.	1,149,904	8,905
	Global Unichip Corp.	180,000	8,899
	Powertech Technology Inc.	1,490,000	8,323
[1]	Inventec Corp.	5,537,064	8,218
[1]	Lotes Co. Ltd.	181,000	8,070
	Taiwan Business Bank	15,713,529	7,827
[1]	Zhen Ding Technology Holding Ltd.	1,409,000	7,440
[1]	Catcher Technology Co. Ltd.	1,146,153	7,391
[1]	Fortune Electric Co. Ltd.	312,200	7,218
*,1	Powerchip Semiconductor Manufacturing Corp.	7,038,000	7,144
[1]	Yang Ming Marine Transport Corp.	3,741,000	6,979
[1]	Vanguard International Semiconductor Corp.	2,227,963	6,975
	Eva Airways Corp.	5,899,188	6,925
	Formosa Chemicals & Fibre Corp.	7,252,306	6,863
	Innolux Corp.	15,809,392	6,809
[1]	WPG Holdings Ltd.	3,402,000	6,654
[1]	WT Microelectronics Co. Ltd.	1,421,000	6,588
[1]	Acer Inc.	6,209,396	6,050
	Asia Cement Corp.	5,037,519	5,938
[1]	Walsin Lihwa Corp.	6,001,736	5,813
	Chicony Electronics Co. Ltd.	1,377,337	5,808
[1]	Voltronic Power Technology Corp.	145,000	5,681
	Far Eastern New Century Corp.	6,572,819	5,656
[1]	Eclat Textile Co. Ltd.	401,398	5,335
[1]	Wan Hai Lines Ltd.	1,985,812	5,298
[1]	Micro-Star International Co. Ltd.	1,473,000	5,222
[1]	Silergy Corp.	717,000	5,159
	Foxconn Technology Co. Ltd.	2,164,925	5,004
[1]	Synnex Technology International Corp.	2,666,889	4,917
	Sino-American Silicon Products Inc.	1,187,000	4,803
	Hiwin Technologies Corp.	647,664	4,676
	Pou Chen Corp.	4,882,125	4,645
	Nien Made Enterprise Co. Ltd.	362,000	4,337
[1]	Nan Ya Printed Circuit Board Corp.	462,000	4,330
	Cheng Shin Rubber Industry Co. Ltd.	4,049,222	4,198
	Taiwan High Speed Rail Corp.	4,636,000	4,121
[1]	China Airlines Ltd.	6,347,913	4,115
[1]	AUO Corp.	10,383,600	4,083
[1]	Feng TAY Enterprise Co. Ltd.	972,155	3,848
	Formosa Petrochemical Corp.	2,589,580	3,765
	ASMedia Technology Inc.	80,000	3,735
	Shihlin Electric & Engineering Corp.	544,000	3,516
	Parade Technologies Ltd.	157,000	3,459
	Ruentex Development Co. Ltd.	3,333,550	3,229
	Tatung Co. Ltd.	2,446,300	2,867
	Capital Securities Corp.	3,533,587	2,804
[1]	Win Semiconductors Corp.	730,000	2,538
	Far Eastern International Bank	6,135,277	2,520
[1]	Advanced Energy Solution Holding Co. Ltd.	66,000	2,513
	Genius Electronic Optical Co. Ltd.	181,000	2,460
[1]	Walsin Technology Corp.	607,000	2,436
*,1	HTC Corp.	1,473,570	2,404
	Eternal Materials Co. Ltd.	1,801,398	2,386
	Giant Manufacturing Co. Ltd.	676,548	2,229
	Taiwan Fertilizer Co. Ltd.	1,352,000	2,113
	Taiwan Secom Co. Ltd.	546,725	1,918
*,1	Taiwan Glass Industry Corp.	2,091,089	1,897
	Transcend Information Inc.	399,455	1,711
[1]	U-Ming Marine Transport Corp.	926,000	1,673
[1]	momo.com Inc.	180,070	1,364
*,1	Oneness Biotech Co. Ltd.	625,876	1,315
[1]	Yulon Motor Co. Ltd.	1,217,526	1,298
52

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	China Motor Corp.	540,642	1,023
*	AUO Corp. ADR	239,639	949
[1]	Formosa Sumco Technology Corp.	123,000	397
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	11	3
			4,618,641
Thailand (0.4%)
	Delta Electronics Thailand PCL	6,247,160	41,786
	PTT PCL	26,656,378	25,350
	Advanced Info Service PCL	2,312,096	21,598
	Kasikornbank PCL	3,015,918	17,384
	CP ALL PCL	11,651,775	16,567
	Bangkok Dusit Medical Services PCL Class F	22,177,500	12,942
*	Gulf Development PCL	9,264,567	12,654
	Krung Thai Bank PCL	12,726,762	10,716
	Airports of Thailand PCL	8,206,051	10,466
	SCB X PCL	2,430,244	9,843
	PTT Exploration & Production PCL	2,859,561	9,475
	Central Pattana PCL	5,083,882	8,431
	Bumrungrad Hospital PCL	1,194,905	6,343
*	True Corp. PCL	17,488,712	6,162
	Minor International PCL	8,152,155	5,797
	Siam Cement PCL (Registered)	811,794	5,122
	SCB X PCL NVDR	1,230,600	4,984
	Charoen Pokphand Foods PCL	7,431,628	4,845
[1]	TMBThanachart Bank PCL	82,652,996	4,730
	Kasikornbank PCL NVDR	808,437	4,660
	Bangkok Bank PCL NVDR	887,600	4,349
[1]	Siam Cement PCL NVDR	674,880	4,258
	Central Retail Corp. PCL	5,989,797	3,791
[1]	PTT Global Chemical PCL	4,559,987	3,557
	Digital Telecommunications Infrastructure Fund Class F	11,231,439	3,231
	Banpu PCL (Registered)	16,367,208	2,553
	Thai Oil PCL	2,282,302	2,524
	PTT Oil & Retail Business PCL	5,388,300	2,446
	Indorama Ventures PCL	3,972,615	2,344
[1]	CP AXTRA PCL	3,430,484	2,078
	Home Product Center PCL	10,112,392	2,046
	Bangkok Expressway & Metro PCL	12,361,982	1,972
	Thai Union Group PCL Class F	4,607,363	1,866
[1]	Muangthai Capital PCL	1,461,362	1,827
	Bangkok Bank PCL (Registered)	366,602	1,796
	Global Power Synergy PCL Class F	1,298,952	1,665
*	BTS Group Holdings PCL	17,997,537	1,638
	Electricity Generating PCL	427,779	1,627
	Ratch Group PCL	1,884,492	1,617
	Osotspa PCL	3,019,491	1,465
	Krungthai Card PCL	1,622,321	1,431
	Thai Life Insurance PCL	4,201,600	1,338
	Land & Houses PCL (Registered)	10,790,708	1,299
*	True Corp. PCL NVDR	3,610,399	1,261
[1]	SCG Packaging PCL	2,160,400	1,215
	Carabao Group PCL Class F	846,777	1,176
	Asset World Corp. PCL	16,444,908	1,117
[1]	Berli Jucker PCL	1,679,682	950
	Bangkok Dusit Medical Services PCL NVDR	1,238,700	723
	Land & Houses PCL NVDR	4,917,800	592
	Central Pattana PCL NVDR	258,400	429
*	Gulf Development PCL NVDR	280,939	384
	Bumrungrad Hospital PCL NVDR	50,700	269
	Krung Thai Bank PCL NVDR	166,000	140
	Siam City Cement PCL	7,300	32
			300,861
Turkiye (0.3%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	2,604,991	12,594
	BIM Birlesik Magazalar A/S	947,746	12,137
[1]	KOC Holding A/S	2,392,248	9,742
	Akbank TAS	6,681,446	9,647
[1]	Turkiye Petrol Rafinerileri A/S	2,015,631	9,461
[1]	Turk Hava Yollari AO	1,226,980	8,496
53

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
[1]	Turkcell Iletisim Hizmetleri A/S	2,650,182	6,275
	Haci Omer Sabanci Holding A/S	3,022,714	5,852
*,1	Yapi ve Kredi Bankasi A/S	7,153,529	5,707
[1]	Turkiye Is Bankasi A/S Class C	17,977,551	5,396
[1]	Eregli Demir ve Celik Fabrikalari TAS	7,839,577	5,118
[1]	Turkiye Garanti Bankasi A/S	1,271,540	4,061
	Ford Otomotiv Sanayi A/S	1,575,853	3,716
[1]	Enka Insaat ve Sanayi A/S	1,888,294	3,483
[1]	Turkiye Sise ve Cam Fabrikalari A/S	2,938,703	2,566
*,1	Pegasus Hava Tasimaciligi A/S	501,340	2,500
*,1	TAV Havalimanlari Holding A/S	379,259	2,384
*	Tera Yatirim Menkul Degerler A/S	462,888	2,372
[1]	Coca-Cola Icecek A/S	1,724,290	2,108
[1]	Migros Ticaret A/S	191,654	2,064
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	4,195,845	2,011
*,1	Destek Finans Faktoring A/S	127,150	1,932
*,1	Sasa Polyester Sanayi A/S	26,240,385	1,915
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	40,288	1,887
*	Kiler Holding A/S	499,674	1,616
[1]	Tofas Turk Otomobil Fabrikasi A/S	253,769	1,591
	AG Anadolu Grubu Holding A/S	2,439,040	1,487
[1]	Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,164,260	1,438
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	427,095	1,354
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	572,561	1,336
*,1	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	2,032,842	1,323
	Enerya Enerji A/S	5,259,786	1,221
*,1	Turk Telekomunikasyon A/S	995,820	1,207
*	Ral Yatirim Holding A/S	249,652	1,177
*,1	Arcelik A/S	446,463	1,173
[1,2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	1,198,592	1,148
*,1	Gubre Fabrikalari TAS	152,334	1,146
	Turkiye Sigorta A/S	3,868,140	1,136
	Is Yatirim Menkul Degerler A/S	1,030,910	1,077
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	1,907,506	1,049
[1]	Oyak Cimento Fabrikalari A/S	2,029,473	1,024
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	1,451,136	991
[1]	Ulker Biskuvi Sanayi A/S	375,388	963
*,1	Petkim Petrokimya Holding A/S	2,325,308	948
[2]	Enerjisa Enerji A/S	477,411	936
	Aksa Akrilik Kimya Sanayii A/S	3,163,258	932
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	2,552,998	903
*,1	Turk Altin Isletmeleri A/S	1,391,411	887
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	77,468	886
*,2	MLP Saglik Hizmetleri A/S	108,938	871
[1]	Cimsa Cimento Sanayi VE Ticaret A/S	770,852	869
	LDR Turizm A/S	570,465	865
*,1	Turkiye Halk Bankasi A/S	1,327,227	839
*	LYDIA HOLDING A/S	179,762	829
*	Turkiye Sinai Kalkinma Bankasi A/S	2,707,394	828
*	Otokar Otomotiv Ve Savunma Sanayi A/S	74,739	816
*,1	Koza Anadolu Metal Madencilik Isletmeleri A/S	372,399	800
	Grainturk Tarim A/S	73,047	798
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	655,802	794
	Borusan Yatirim ve Pazarlama A/S	13,562	788
[1]	Dogus Otomotiv Servis ve Ticaret A/S	178,060	763
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	166,166	756
*	Turkiye Vakiflar Bankasi TAO Class D	1,287,253	747
[1]	Alarko Holding A/S	381,216	730
	Anadolu Anonim Turk Sigorta Sirketi	1,322,748	729
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	1,504	725
	Nuh Cimento Sanayi A/S	122,088	708
*	Aksa Enerji Uretim A/S	569,764	704
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	1,000,238	704
*,1	Sok Marketler Ticaret A/S	652,625	686
*,1	Hektas Ticaret TAS	8,031,627	681
	Turk Traktor ve Ziraat Makineleri A/S	51,277	667
	TAB Gida Sanayi Ve Ticaret A/S Class A	116,068	655
	Aygaz A/S	139,185	653
[1]	Tekfen Holding A/S	325,110	651
	Dogan Sirketler Grubu Holding A/S	1,592,644	647
54

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
*	Baticim Bati Anadolu Cimento Sanayii A/S	5,875,672	613
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	1,181,900	579
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,170,675	547
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	298,744	545
*,1	MIA Teknoloji A/S	614,131	544
	Efor Yatirim Sanayi Ticaret A/S	148,077	499
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	225,405	485
	EGE Endustri VE Ticaret A/S	2,402	467
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	238,009	440
*	NET Holding A/S	340,101	403
*	Ronesans Gayrimenkul Yatirim A/S	107,909	400
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	85,744	398
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	568,528	387
	Agesa Hayat ve Emeklilik A/S	73,502	367
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	320,197	359
	Anadolu Hayat Emeklilik A/S	146,236	359
	Kocaer Celik Sanayi Ve Ticaret A/S	1,092,561	358
*	Politeknik Metal Sanayi ve Ticaret A/S	1,751	357
*	Investco Holding A/S	44,946	346
	Iskenderun Demir ve Celik A/S	320,527	294
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	458,949	291
*	Akfen Yenilenebilir Enerji A/S	705,934	289
	Eczacibasi Yatirim Holding Ortakligi A/S	41,251	286
*	Zorlu Enerji Elektrik Uretim A/S	3,465,007	276
*	Ozak Gayrimenkul Yatirim Ortakligi	826,548	273
	Akcansa Cimento A/S	81,868	260
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	29,513	239
*	Konya Cimento Sanayii A/S	1,813	221
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	309,375	211
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	321,433	207
	Alfa Solar Enerji Sanayi VE Ticaret A/S	175,517	184
*	Altinay Savunma Teknolojileri A/S	114,019	182
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	182,651	181
	Celebi Hava Servisi A/S	4,779	177
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	225,607	168
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	78,583	165
*	Visne Madencilik Uretim Sanayi VE Ticaret A/S	42,365	133
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	624,930	131
	Escar Turizm Tasimacilik Ticaret A/S	260,554	129
*	Can2 Termik A/S	1	—
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	1	—
*	YEO Teknoloji Enerji VE Endustri A/S	1	—
*	Izdemir Enerji Elektrik Uretim A/S	1	—
			185,426
United Arab Emirates (0.5%)
	Emaar Properties PJSC	13,513,207	52,291
	First Abu Dhabi Bank PJSC	9,615,727	45,646
	Emirates Telecommunications Group Co. PJSC	7,587,510	40,060
	Emirates NBD Bank PJSC	3,926,398	30,044
	Abu Dhabi Commercial Bank PJSC	6,352,293	24,922
	Aldar Properties PJSC	8,294,339	20,322
	Abu Dhabi Islamic Bank PJSC	3,176,847	18,255
	Dubai Islamic Bank PJSC	6,359,405	16,451
	Dubai Electricity & Water Authority PJSC	19,522,993	14,770
	Adnoc Gas plc	14,429,980	13,711
	Alpha Dhabi Holding PJSC	3,476,248	9,476
	ADNOC Drilling Co. PJSC	5,765,245	8,759
	Emaar Development PJSC	1,823,120	7,406
*	Modon Holding PSC	6,958,654	6,914
	Salik Co. PJSC	4,116,335	6,701
	Abu Dhabi National Oil Co. for Distribution PJSC	6,435,051	6,289
*	Multiply Group PJSC	7,350,930	5,973
	ADNOC Logistics & Services	3,558,062	5,558
	Air Arabia PJSC	4,946,291	5,248
	Borouge plc	6,744,873	4,611
	Agility Global plc	15,017,277	4,455
	Dubai Investments PJSC	4,682,756	4,235
	Pure Health Holding PJSC	4,854,620	3,715
	Americana Restaurants International plc - Foreign Co. (XADS)	5,979,798	3,404
55

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	NMDC Group PJSC	494,361	3,219
	Parkin Co. PJSC	1,660,923	2,505
	Talabat Holding plc	9,604,041	2,500
*	Abu Dhabi Ports Co. PJSC	1,870,960	2,336
	Lulu Retail Holdings plc	6,200,798	1,991
*	Phoenix Group plc	5,815,653	1,963
	Emirates Central Cooling Systems Corp.	4,253,108	1,829
	Fertiglobe plc	2,493,981	1,697
*	Apex Investments Co. PSC	1,586,085	1,662
*	Presight AI Holding plc	1,482,499	1,456
	Dubai Financial Market PJSC	3,346,444	1,404
*	Space42 plc	2,396,290	1,212
*	Ghitha Holding PJSC	84,639	541
	Americana Restaurants International plc - Foreign Co.	314,626	186
	Burjeel Holdings plc	195,050	74
			383,791
United Kingdom (8.8%)
	AstraZeneca plc	3,258,753	537,527
	HSBC Holdings plc	37,794,278	529,099
	Shell plc (XLON)	12,778,908	479,074
	Unilever plc (XLON)	5,244,464	314,691
	Rolls-Royce Holdings plc	18,428,247	283,588
	British American Tobacco plc	4,349,000	222,736
	GSK plc	8,796,979	205,968
	BP plc	34,648,728	203,000
	Barclays plc	30,646,193	164,375
	Rio Tinto plc	2,248,418	162,088
	National Grid plc	10,748,489	161,164
	BAE Systems plc	6,534,914	160,978
	Lloyds Banking Group plc	130,746,157	153,298
	London Stock Exchange Group plc	1,098,282	136,875
	NatWest Group plc	17,561,499	135,197
	Compass Group plc	3,680,513	121,824
	3i Group plc	2,047,673	118,500
	Reckitt Benckiser Group plc	1,479,925	113,198
*	Glencore plc	23,310,663	111,671
	Diageo plc	4,840,673	111,344
	RELX plc	2,500,884	110,530
	Experian plc	1,988,845	92,770
	Haleon plc	19,601,517	91,152
	Anglo American plc	2,315,249	87,592
	Tesco plc	13,849,311	83,576
	Standard Chartered plc	4,033,879	82,804
	Prudential plc (XLON)	5,596,223	77,833
	Imperial Brands plc	1,664,149	66,124
	RELX plc (XLON)	1,494,869	65,840
	Ashtead Group plc	921,898	61,578
	SSE plc	2,405,797	60,609
	Aviva plc	6,590,507	57,926
	Vodafone Group plc	40,981,387	49,611
	Next plc	249,175	46,817
	Coca-Cola Europacific Partners plc	464,641	41,581
	InterContinental Hotels Group plc	317,788	38,334
	Legal & General Group plc	12,196,412	38,113
	Halma plc	813,620	37,913
	Informa plc	2,850,039	36,290
	Smith & Nephew plc	1,904,733	35,173
	Sage Group plc	2,082,782	31,482
	Rentokil Initial plc	5,450,542	30,422
	BT Group plc	12,219,986	29,824
	Antofagasta plc	738,674	27,111
	Segro plc	2,909,239	26,696
	International Consolidated Airlines Group SA	4,827,860	26,542
	Centrica plc	10,519,599	24,793
	Smiths Group plc	732,352	24,251
	United Utilities Group plc	1,485,691	23,439
	Admiral Group plc	542,804	23,372
	Marks & Spencer Group plc	4,429,330	23,147
	Intertek Group plc	341,481	22,745
56

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Melrose Industries plc (XLON)	2,744,732	22,611
	Weir Group plc	564,127	21,960
	Diploma plc	291,903	21,535
	Bunzl plc	700,625	21,297
	Severn Trent plc	576,576	21,077
*	Wise plc Class A	1,614,789	20,534
	Coca-Cola HBC AG	438,012	19,876
	Pearson plc	1,413,079	19,667
[2]	Auto Trader Group plc	1,896,463	19,456
	St. James's Place plc	1,130,139	19,282
	Associated British Foods plc	636,200	19,198
	M&G plc	5,146,901	17,819
	IMI plc	531,449	16,708
	J Sainsbury plc	3,704,862	16,634
	Endeavour Mining plc	409,537	16,575
	Beazley plc	1,309,318	16,018
	Kingfisher plc	3,756,741	15,236
	ICG plc	592,801	15,059
	Rightmove plc	1,689,996	14,839
	Spirax Group plc	158,765	14,808
	Barratt Redrow plc	2,939,497	14,546
	Whitbread plc	381,470	14,523
	Phoenix Group Holdings plc	1,636,632	14,499
[1]	DCC plc	215,135	14,173
	Howden Joinery Group plc	1,193,864	13,560
	Entain plc	1,295,949	13,498
	Hiscox Ltd.	740,259	13,383
	Land Securities Group plc	1,623,286	13,266
*	Burberry Group plc	776,441	12,639
*,1	Metlen Energy & Metals plc	235,759	11,998
	Fresnillo plc	404,104	11,817
[2]	Convatec Group plc	3,590,352	11,531
	Croda International plc	298,999	11,350
	Persimmon plc	675,405	10,734
	Taylor Wimpey plc	7,727,969	10,690
	Mondi plc	956,242	10,689
	Berkeley Group Holdings plc	199,951	10,592
	British Land Co. plc	2,119,917	10,588
	WPP plc	2,327,606	8,795
	Hikma Pharmaceuticals plc	333,829	8,075
	Schroders plc	1,609,310	8,031
	UNITE Group plc	906,678	6,763
	JD Sports Fashion plc	5,305,165	6,501
[2]	Airtel Africa plc	1,473,938	5,360
	B&M European Value Retail SA	2,468	6
*,3	Evraz plc	1,117,658	—
*,3	NMC Health plc	140,418	—
			6,639,981
Total Common Stocks (Cost $47,450,866)			74,749,223
Preferred Stocks (0.5%)
	Samsung Electronics Co. Ltd. Preference Shares	1,762,859	104,035
	Volkswagen AG Preference Shares	450,990	46,965
	Petroleo Brasileiro SA - Petrobras Preference Shares	7,162,727	39,608
	Itau Unibanco Holding SA Preference Shares	5,286,170	38,752
	Henkel AG & Co. KGaA Preference Shares	356,642	28,893
	Itausa SA Preference Shares	12,520,325	27,112
	Banco Bradesco SA Preference Shares	5,306,850	17,913
	Hyundai Motor Co. Preference Shares (XKRX)	71,731	11,052
	Bayerische Motoren Werke AG Preference Shares	122,005	10,570
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	191,518	9,318
*	Telecom Italia SpA Preference Shares	12,831,870	8,532
	Hyundai Motor Co. Preference Shares	46,700	7,099
	FUCHS SE Preference Shares	143,634	6,430
	Gerdau SA Preference Shares	1,728,834	6,086
	Centrais Eletricas Brasileiras SA Preference Shares Class B	502,009	5,542
	Cia Energetica de Minas Gerais Preference Shares	2,589,746	5,459
	Grifols SA Preference Shares Class B (XMAD)	583,809	5,426
	Cia Paranaense de Energia - Copel Preference Shares Class B	1,600,508	4,141
57

FTSE All-World ex-US Index Fund
		Shares	Market Value• ($000)
	Embotelladora Andina SA Preference Shares Class B	842,967	3,792
	Isa Energia Brasil SA Preference Shares	639,847	2,986
	Metalurgica Gerdau SA Preference Shares	1,336,700	2,755
	LG Chem Ltd. Preference Shares	18,643	2,574
	Grupo De Inversiones Suramericana SA Preference Shares	224,986	2,387
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	287,618	2,186
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	5,873	1,393
	Doosan Co. Ltd. Preference Shares	3,801	1,345
	LG Electronics Inc. Preference Shares	41,341	1,297
	Hanwha Corp. Preference Shares	44,807	1,261
	Amorepacific Corp. (XKRX) Preference Shares	20,385	587
*	Braskem SA Preference Shares Class A	308,800	388
	Samsung SDI Co. Ltd. Preference Shares	2,931	377
	LG H&H Co. Ltd. Preference Shares	4,479	367
	CJ CheilJedang Corp. Preference Shares	2,823	275
	Grupo Cibest SA Preference Shares	16,040	234
*,3	Transneft PJSC Preference Shares	292,300	—
*,3	Tatneft PJSC Preference Shares	191,100	—
*,3	Bashneft PJSC Preference Shares	37,751	—
*,3	Surgutneftegas PAO Preference Shares	14,258,400	—
*,3	TVS Motor Co. Ltd. Preference Shares	2,046,644	—
Total Preferred Stocks (Cost $358,159)			407,137
Rights (0.0%)
*	Vend Marketplaces ASA Exp. 11/13/2025 (Cost $—)	107,830	240
Warrants (0.0%)
*,3	Constellation Software Inc. Exp. 3/31/2040 (Cost $—)	38,387	—
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $803,288)	8,033,608	803,361
Total Investments (100.6%) (Cost $48,612,313)			75,959,961
Other Assets and Liabilities—Net (-0.6%)			(422,269)
Net Assets (100%)			75,537,692
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $545,028.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $1,874,123, representing 2.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $584,893 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2025	1,907	267,657	2,277
MSCI Emerging Markets Index	December 2025	1,947	137,030	5,719
S&P TSX 60 Index	December 2025	139	35,313	649
				8,645

58

FTSE All-World ex-US Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/17/2025	CAD	54,585	USD	39,632	—	(615)
UBS AG	12/17/2025	INR	4,837,064	USD	54,551	—	(206)
Toronto-Dominion Bank	12/17/2025	INR	3,787,022	USD	42,736	—	(189)
Citibank, N.A.	12/17/2025	INR	3,037,569	USD	34,236	—	(109)
Bank of America, N.A.	12/17/2025	INR	2,004,958	USD	22,608	—	(83)
JPMorgan Chase Bank, N.A.	12/17/2025	INR	1,946,607	USD	21,969	—	(99)
Royal Bank of Canada	12/17/2025	INR	1,007,703	USD	11,381	—	(60)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	12,919	AUD	19,562	113	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	17,510	BRL	97,423	—	(396)
UBS AG	12/17/2025	USD	56,612	CHF	44,545	944	—
State Street Bank & Trust Co.	12/17/2025	USD	56,472	CHF	44,545	804	—
State Street Bank & Trust Co.	12/17/2025	USD	9,728	DKK	61,376	224	—
State Street Bank & Trust Co.	12/17/2025	USD	43,616	EUR	36,940	921	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	31,600	GBP	23,296	995	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	13,305	HKD	103,348	—	(4)
State Street Bank & Trust Co.	12/17/2025	USD	45,998	JPY	6,823,281	1,506	—
Royal Bank of Canada	12/17/2025	USD	30,275	JPY	4,492,277	982	—
Toronto-Dominion Bank	12/17/2025	USD	28,786	JPY	4,188,670	1,473	—
BNP Paribas	12/17/2025	USD	19,864	KRW	27,437,714	625	—
State Street Bank & Trust Co.	12/17/2025	USD	11,441	NOK	114,187	168	—
Barclays Bank plc	12/17/2025	USD	24,281	SEK	226,514	369	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,157	TWD	34,587	32	—
State Street Bank & Trust Co.	12/17/2025	USD	7,772	ZAR	137,188	—	(115)
						9,156	(1,876)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $6,042 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
59

FTSE All-World ex-US Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $47,809,025)	75,156,600
Affiliated Issuers (Cost $803,288)	803,361
Total Investments in Securities	75,959,961
Investment in Vanguard	1,807
Cash	519
Cash Collateral Pledged—Futures Contracts	14,660
Foreign Currency, at Value (Cost $124,197)	123,603
Receivables for Investment Securities Sold	3,665
Receivables for Accrued Income	248,921
Receivables for Capital Shares Issued	8,268
Unrealized Appreciation—Forward Currency Contracts	9,156
Total Assets	76,370,560
Liabilities
Payables for Investment Securities Purchased	7,551
Collateral for Securities on Loan	584,893
Payables for Capital Shares Redeemed	7,596
Payables to Vanguard	3,953
Variation Margin Payable—Futures Contracts	960
Unrealized Depreciation—Forward Currency Contracts	1,876
Deferred Foreign Capital Gains Taxes	226,039
Total Liabilities	832,868
Net Assets	75,537,692
1 Includes $545,028 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	53,860,781
Total Distributable Earnings (Loss)	21,676,911
Net Assets	75,537,692

ETF Shares—Net Assets
Applicable to 716,822,209 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,075,768
Net Asset Value Per Share—ETF Shares	$72.65

Admiral™ Shares—Net Assets
Applicable to 231,464,272 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,453,691
Net Asset Value Per Share—Admiral Shares	$45.16

Institutional Shares—Net Assets
Applicable to 41,417,525 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,930,022
Net Asset Value Per Share—Institutional Shares	$143.18

Institutional Plus Shares—Net Assets
Applicable to 46,684,135 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,078,211
Net Asset Value Per Share—Institutional Plus Shares	$151.62

See accompanying Notes, which are an integral part of the Financial Statements.
60

FTSE All-World ex-US Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	1,797,382
Interest[2]	20,049
Securities Lending—Net	14,704
Total Income	1,832,135
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,881
Management and Administrative—ETF Shares	10,512
Management and Administrative—Admiral Shares	6,000
Management and Administrative—Institutional Shares	1,994
Management and Administrative—Institutional Plus Shares	1,009
Marketing and Distribution—ETF Shares	1,043
Marketing and Distribution—Admiral Shares	382
Marketing and Distribution—Institutional Shares	138
Marketing and Distribution—Institutional Plus Shares	173
Custodian Fees	6,587
Auditing Fees	46
Shareholders’ Reports and Proxy Fees—ETF Shares	986
Shareholders’ Reports and Proxy Fees—Admiral Shares	85
Shareholders’ Reports and Proxy Fees—Institutional Shares	39
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	12
Trustees’ Fees and Expenses	35
Other Expenses	1,297
Total Expenses	34,219
Net Investment Income	1,797,916
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(474,169)
Futures Contracts	108,443
Forward Currency Contracts	(18,164)
Foreign Currencies	(2,536)
Realized Net Gain (Loss)	(386,426)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	13,312,095
Futures Contracts	19,780
Forward Currency Contracts	(441)
Foreign Currencies	10,994
Change in Unrealized Appreciation (Depreciation)	13,342,428
Net Increase (Decrease) in Net Assets Resulting from Operations	14,753,918
1	Dividends are net of foreign withholding taxes of $190,425.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,646, ($9), and $50, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $10,418.
4	Includes $177,426 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $7,246.

See accompanying Notes, which are an integral part of the Financial Statements.
61

FTSE All-World ex-US Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,797,916	1,567,656
Realized Net Gain (Loss)	(386,426)	400,956
Change in Unrealized Appreciation (Depreciation)	13,342,428	9,021,188
Net Increase (Decrease) in Net Assets Resulting from Operations	14,753,918	10,989,800
Distributions
ETF Shares	(1,311,887)	(1,162,947)
Admiral Shares	(275,830)	(252,391)
Institutional Shares	(161,633)	(153,537)
Institutional Plus Shares	(183,019)	(95,631)
Total Distributions	(1,932,369)	(1,664,506)
Capital Share Transactions
ETF Shares	3,791,631	344,189
Admiral Shares	46,503	(152,500)
Institutional Shares	(147,875)	(246,523)
Institutional Plus Shares	2,279,336	267,087
Net Increase (Decrease) from Capital Share Transactions	5,969,595	212,253
Total Increase (Decrease)	18,791,144	9,537,547
Net Assets
Beginning of Period	56,746,548	47,209,001
End of Period	75,537,692	56,746,548

See accompanying Notes, which are an integral part of the Financial Statements.
62

FTSE All-World ex-US Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.01	$50.11	$45.79	$62.49	$49.33
Investment Operations
Net Investment Income[1]	1.804	1.663	1.618	1.749	1.604
Net Realized and Unrealized Gain (Loss) on Investments	12.789	10.001	4.341	(16.658)	13.047
Total from Investment Operations	14.593	11.664	5.959	(14.909)	14.651
Distributions
Dividends from Net Investment Income	(1.953)	(1.764)	(1.639)	(1.791)	(1.491)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.953)	(1.764)	(1.639)	(1.791)	(1.491)
Net Asset Value, End of Period	$72.65	$60.01	$50.11	$45.79	$62.49
Total Return	24.94%	23.51%	12.90%	-24.27%	29.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,076	$39,593	$32,768	$29,524	$35,493
Ratio of Total Expenses to Average Net Assets	0.05%	0.08%[2]	0.07%[2]	0.08%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.87%	3.06%	3.22%	2.62%
Portfolio Turnover Rate[3]	6%	5%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%, 0.07%, and 0.08%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.31	$31.15	$28.46	$38.84	$30.66
Investment Operations
Net Investment Income[1]	1.104	1.022	.993	1.069	.972
Net Realized and Unrealized Gain (Loss) on Investments	7.945	6.221	2.703	(10.351)	8.121
Total from Investment Operations	9.049	7.243	3.696	(9.282)	9.093
Distributions
Dividends from Net Investment Income	(1.199)	(1.083)	(1.006)	(1.098)	(.913)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.199)	(1.083)	(1.006)	(1.098)	(.913)
Net Asset Value, End of Period	$45.16	$37.31	$31.15	$28.46	$38.84
Total Return[2]	24.87%	23.48%	12.86%	-24.30%	29.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,454	$8,590	$7,290	$6,804	$8,667
Ratio of Total Expenses to Average Net Assets	0.09%	0.12%[3]	0.11%[3]	0.12%[3]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.77%	2.83%	3.02%	3.16%	2.56%
Portfolio Turnover Rate[4]	6%	5%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%, 0.11%, and 0.12%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$118.28	$98.76	$90.23	$123.14	$97.19
Investment Operations
Net Investment Income[1]	3.532	3.269	3.151	3.422	3.108
Net Realized and Unrealized Gain (Loss) on Investments	25.204	19.716	8.598	(32.817)	25.772
Total from Investment Operations	28.736	22.985	11.749	(29.395)	28.880
Distributions
Dividends from Net Investment Income	(3.836)	(3.465)	(3.219)	(3.515)	(2.930)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.836)	(3.465)	(3.219)	(3.515)	(2.930)
Net Asset Value, End of Period	$143.18	$118.28	$98.76	$90.23	$123.14
Total Return	24.92%	23.50%	12.89%	-24.28%	29.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,930	$5,031	$4,401	$4,430	$5,753
Ratio of Total Expenses to Average Net Assets	0.06%	0.09%[2]	0.08%[2]	0.09%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.80%	2.86%	3.02%	3.19%	2.58%
Portfolio Turnover Rate[3]	6%	5%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%, 0.08%, and 0.09%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$125.25	$104.58	$95.55	$130.41	$102.93
Investment Operations
Net Investment Income[1]	3.833	3.465	3.395	3.572	3.312
Net Realized and Unrealized Gain (Loss) on Investments	26.627	20.899	9.066	(34.687)	27.296
Total from Investment Operations	30.460	24.364	12.461	(31.115)	30.608
Distributions
Dividends from Net Investment Income	(4.090)	(3.694)	(3.431)	(3.745)	(3.128)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.090)	(3.694)	(3.431)	(3.745)	(3.128)
Net Asset Value, End of Period	$151.62	$125.25	$104.58	$95.55	$130.41
Total Return	24.95%	23.53%	12.91%	-24.27%	29.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,078	$3,533	$2,750	$2,749	$4,118
Ratio of Total Expenses to Average Net Assets	0.04%	0.07%[2]	0.06%[2]	0.07%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.86%	3.08%	3.13%	2.60%
Portfolio Turnover Rate[3]	6%	5%	4%	3%	5%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.06%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
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FTSE All-World ex-US Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
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FTSE All-World ex-US Index Fund
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,807,000, representing less than 0.01% of the fund’s net assets and 0.72% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
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FTSE All-World ex-US Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	7,423,877	67,274,700	50,646	74,749,223
Preferred Stocks	153,363	253,774	—	407,137
Rights	—	240	—	240
Warrants	—	—	—	—
Temporary Cash Investments	803,361	—	—	803,361
Total	8,380,601	67,528,714	50,646	75,959,961
Derivative Financial Instruments
Assets
Futures Contracts[1]	8,645	—	—	8,645
Forward Currency Contracts	—	9,156	—	9,156
Total	8,645	9,156	—	17,801
Liabilities
Forward Currency Contracts	—	(1,876)	—	(1,876)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	8,645	—	8,645
Unrealized Appreciation—Forward Currency Contracts	—	9,156	9,156
Total Assets	8,645	9,156	17,801

Unrealized Depreciation—Forward Currency Contracts	—	(1,876)	(1,876)
Total Liabilities	—	(1,876)	(1,876)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	108,443	—	108,443
Forward Currency Contracts	—	(18,164)	(18,164)
Realized Net Gain (Loss) on Derivatives	108,443	(18,164)	90,279
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	19,780	—	19,780
Forward Currency Contracts	—	(441)	(441)
Change in Unrealized Appreciation (Depreciation) on Derivatives	19,780	(441)	19,339
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	172,914
Total Distributable Earnings (Loss)	(172,914)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
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FTSE All-World ex-US Index Fund
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,096,355
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	25,881,172
Capital Loss Carryforwards	(5,308,262)
Qualified Late-Year Losses	—
Other Temporary Differences	7,646
Total	21,676,911
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,932,369	1,664,506
Long-Term Capital Gains	—	—
Total	1,932,369	1,664,506
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	49,857,118
Gross Unrealized Appreciation	30,163,666
Gross Unrealized Depreciation	(4,060,796)
Net Unrealized Appreciation (Depreciation)	26,102,870
F.	During the year ended October 31, 2025, the fund purchased $6,285,309,000 of investment securities and sold $3,952,861,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,009,116,000 and $321,422,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $236,316,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,194,468	64,000	1,389,590	23,771
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(402,837)	(6,900)	(1,045,401)	(18,000)
Net Increase (Decrease)—ETF Shares	3,791,631	57,100	344,189	5,771
Admiral Shares
Issued	1,420,231	35,899	1,002,307	28,117
Issued in Lieu of Cash Distributions	207,878	5,427	188,350	5,327
Redeemed	(1,581,606)	(40,098)	(1,343,157)	(37,240)
Net Increase (Decrease)—Admiral Shares	46,503	1,228	(152,500)	(3,796)
Institutional Shares
Issued	797,780	6,323	788,215	6,876
Issued in Lieu of Cash Distributions	132,674	1,095	122,807	1,096
Redeemed	(1,078,329)	(8,535)	(1,157,545)	(9,999)
Net Increase (Decrease)—Institutional Shares	(147,875)	(1,117)	(246,523)	(2,027)
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FTSE All-World ex-US Index Fund
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Plus Shares
Issued	2,466,706	19,735	686,130	5,427
Issued in Lieu of Cash Distributions	183,019	1,418	95,631	805
Redeemed	(370,389)	(2,676)	(514,674)	(4,317)
Net Increase (Decrease)—Institutional Plus Shares	2,279,336	18,477	267,087	1,915
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
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FTSE All-World ex-US Small-Cap Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (5.4%)
*	Sandfire Resources Ltd.	1,650,946	17,486
	Perseus Mining Ltd.	4,920,060	15,616
	Ramelius Resources Ltd.	6,801,805	14,715
*	Genesis Minerals Ltd.	3,793,841	14,434
	Eagers Automotive Ltd.	599,282	13,336
*	Capricorn Metals Ltd.	1,373,866	11,568
*	Vault Minerals Ltd.	24,168,830	11,490
	Westgold Resources Ltd.	3,264,908	11,316
	Regis Resources Ltd.	2,685,242	11,273
	Ventia Services Group Pty Ltd.	2,877,124	10,776
*	Zip Co. Ltd.	4,215,373	10,592
	AUB Group Ltd.	419,819	10,141
	Codan Ltd.	368,655	8,730
	nib holdings Ltd.	1,732,912	8,541
*	Paladin Energy Ltd.	1,354,906	8,500
	Chorus Ltd.	1,503,359	8,090
	Reliance Worldwide Corp. Ltd.	2,800,751	7,594
	Pinnacle Investment Management Group Ltd.	588,642	7,580
*,1	DroneShield Ltd.	2,852,554	7,124
[1]	Breville Group Ltd.	361,487	7,014
	Charter Hall Long Wale REIT	2,464,088	6,855
*,2	West African Resources Ltd.	3,443,912	6,850
	National Storage REIT	4,414,438	6,643
	ARB Corp. Ltd.	271,713	6,387
*	Megaport Ltd.	549,690	5,904
	HomeCo Daily Needs REIT	6,469,081	5,778
	Super Retail Group Ltd.	551,121	5,760
*	Emerald Resources NL	1,798,699	5,586
[1]	Generation Development Group Ltd.	1,187,740	5,559
	Charter Hall Retail REIT	2,044,873	5,511
*,1	Neuren Pharmaceuticals Ltd.	385,744	5,476
*	Mesoblast Ltd.	3,349,990	5,475
*	Austal Ltd.	1,234,482	5,474
	Ingenia Communities Group	1,485,887	5,461
*	Temple & Webster Group Ltd.	348,485	5,416
	Tabcorp Holdings Ltd.	7,763,819	5,395
*,1	Liontown Resources Ltd.	6,914,070	5,303
	Centuria Industrial REIT	2,285,281	5,298
	Lovisa Holdings Ltd.	223,517	5,288
	Perenti Ltd.	2,972,427	5,265
	BWP Property Group Ltd.	2,046,923	5,148
	Champion Iron Ltd.	1,405,731	5,084
	Monadelphous Group Ltd.	334,095	5,078
	NRW Holdings Ltd.	1,533,198	4,858
[3]	Viva Energy Group Ltd.	3,939,408	4,729
*	PEXA Group Ltd.	476,344	4,716
*,1	Silex Systems Ltd.	672,490	4,533
	Nick Scali Ltd.	269,834	4,482
*	IperionX Ltd.	972,955	4,320
*	Resolute Mining Ltd.	6,912,509	4,302
[1,2]	Corporate Travel Management Ltd.	408,628	4,297
	GrainCorp Ltd. Class A	734,881	4,251
*	SiteMinder Ltd.	886,172	4,114
	Waypoint REIT Ltd.	2,318,707	4,021
	Imdex Ltd.	1,765,841	3,970
*	Southern Cross Gold Consolidated Ltd. GDR	667,791	3,958
	EVT Ltd.	418,698	3,956
*	Bellevue Gold Ltd.	5,147,170	3,947
*	Deep Yellow Ltd.	3,231,205	3,787
	IRESS Ltd.	647,855	3,751
72

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Premier Investments Ltd.	322,261	3,751
*	Pantoro Gold Ltd.	1,119,490	3,739
*	Judo Capital Holdings Ltd.	3,385,661	3,737
	Centuria Capital Group	2,421,684	3,734
*	Catalyst Metals Ltd.	804,035	3,556
	SRG Global Ltd.	1,937,012	3,483
*	Superloop Ltd.	1,687,275	3,442
	Nickel Industries Ltd.	7,054,819	3,408
[1]	IDP Education Ltd.	925,056	3,391
	Nine Entertainment Co. Holdings Ltd.	4,465,947	3,389
	Arena REIT	1,408,372	3,365
*,1	Ora Banda Mining Ltd.	4,248,590	3,344
*	WEB Travel Group Ltd.	1,207,769	3,295
*	Catapult Sports Ltd.	737,717	3,239
	Helia Group Ltd.	915,649	3,230
	Bega Cheese Ltd.	917,849	3,186
	Regis Healthcare Ltd.	641,123	3,107
	Aussie Broadband Ltd.	798,665	3,107
	Elders Ltd.	658,061	3,052
	Service Stream Ltd.	2,032,908	3,016
[1]	Guzman y Gomez Ltd.	168,746	2,945
*	Tuas Ltd.	638,699	2,940
*,1	Vulcan Energy Resources Ltd.	659,558	2,901
	Data#3 Ltd.	502,136	2,892
	Karoon Energy Ltd.	2,633,690	2,772
	Collins Foods Ltd.	388,897	2,720
*	Nanosonics Ltd.	907,255	2,717
	Charter Hall Social Infrastructure REIT	1,273,742	2,689
*	Predictive Discovery Ltd.	7,198,286	2,663
	Amotiv Ltd.	450,785	2,626
*,1	Clarity Pharmaceuticals Ltd.	817,725	2,615
	DigiCo Infrastructure REIT	1,416,274	2,407
	SmartGroup Corp. Ltd.	447,616	2,393
*,1	Weebit Nano Ltd.	673,374	2,388
	Dicker Data Ltd.	352,946	2,363
	Hansen Technologies Ltd.	624,859	2,279
	HMC Capital Ltd.	1,066,272	2,158
	McMillan Shakespeare Ltd.	191,048	2,150
	Kelsian Group Ltd.	669,918	2,133
	Credit Corp. Group Ltd.	226,770	2,127
*	Macquarie Technology Group Ltd.	48,780	2,110
	Dexus Industria REIT	1,109,735	2,077
	Inghams Group Ltd.	1,308,515	2,071
	Ridley Corp. Ltd.	1,057,845	2,049
	Bravura Solutions Ltd.	1,064,093	2,003
	Integral Diagnostics Ltd.	1,166,282	1,972
*,1	PolyNovo Ltd.	2,250,978	1,936
*,1	Boss Energy Ltd.	1,464,780	1,901
	IPH Ltd.	765,401	1,846
	Cromwell Property Group	5,970,157	1,816
*	Develop Global Ltd.	772,075	1,793
[1]	Supply Network Ltd.	77,723	1,793
	Bapcor Ltd.	1,082,855	1,789
*	Gentrack Group Ltd.	339,243	1,779
	Rural Funds Trust	1,389,310	1,735
[1]	PWR Holdings Ltd.	311,064	1,730
[1]	Maas Group Holdings Ltd.	533,501	1,655
	oOh!media Ltd.	1,832,239	1,647
*	Nufarm Ltd.	1,204,609	1,638
*,1	Arafura Rare Earths Ltd.	8,747,667	1,628
*,1	Chalice Mining Ltd.	1,231,077	1,619
	Growthpoint Properties Australia Ltd.	957,519	1,604
	EQT Holdings Ltd.	97,565	1,601
	MyState Ltd.	547,057	1,591
	Stanmore Resources Ltd.	1,124,341	1,580
*	Alpha HPA Ltd.	3,028,274	1,563
*,1	Elevra Lithium Ltd.	520,491	1,511
	Australian Ethical Investment Ltd.	327,010	1,495
*,1,2	Opthea Ltd.	4,172,663	1,474
	Jumbo Interactive Ltd.	190,906	1,465
73

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Amplitude Energy Ltd.	9,284,026	1,458
*	Fleetpartners Group Ltd.	750,836	1,434
	Centuria Office REIT	1,812,052	1,399
	Healius Ltd.	2,399,092	1,396
	Abacus Storage King	1,511,496	1,388
	Navigator Global Investments Ltd. (XASX)	833,689	1,358
	Infomedia Ltd.	1,231,686	1,357
	G8 Education Ltd.	2,471,199	1,301
*	Select Harvests Ltd.	511,529	1,300
*	St. Barbara Ltd.	3,848,072	1,295
	Cedar Woods Properties Ltd.	218,299	1,290
*	Tyro Payments Ltd.	1,758,181	1,276
	Regal Partners Ltd.	664,891	1,268
*	Nuix Ltd.	773,855	1,235
	GWA Group Ltd.	754,579	1,219
	Vulcan Steel Ltd.	255,192	1,210
	Abacus Group	1,532,792	1,205
	Redox Ltd.	637,956	1,202
*,1	Lifestyle Communities Ltd.	352,122	1,192
	Australian Clinical Labs Ltd.	692,756	1,177
[1]	Clinuvel Pharmaceuticals Ltd.	154,860	1,164
	Accent Group Ltd.	1,382,408	1,157
	Myer Holdings Ltd.	4,479,367	1,156
*	Fineos Corp. Ltd. GDR	596,305	1,130
[1]	L1 Group Ltd.	1,529,961	1,130
	Australian Finance Group Ltd.	661,287	1,030
*	Alkane Resources Ltd.	1,518,455	996
*	Omni Bridgeway Ltd.	905,763	944
*,1	Audinate Group Ltd.	271,824	875
	Praemium Ltd.	1,460,324	872
*	ioneer Ltd.	6,883,783	832
*,1	BrainChip Holdings Ltd.	6,343,533	828
	GDI Property Group Partnership	1,879,489	812
*	Emeco Holdings Ltd.	1,027,274	806
*	Baby Bunting Group Ltd.	446,506	800
*	29Metals Ltd.	2,519,522	782
*	Aurelia Metals Ltd.	4,646,051	745
*	EML Payments Ltd.	1,160,916	733
*,1	Novonix Ltd.	1,814,405	680
[1]	HealthCo REIT	1,519,579	677
*	Mayne Pharma Group Ltd.	231,835	644
*,1	Strike Energy Ltd.	8,680,795	624
*,1	Core Lithium Ltd.	7,270,869	594
	Kogan.com Ltd.	284,966	593
*,1	Syrah Resources Ltd.	2,484,160	552
*,2	AVZ Minerals Ltd.	8,431,227	552
	Solvar Ltd.	528,700	541
*	Webjet Group Ltd.	963,108	529
*,1	Wildcat Resources Ltd.	3,573,000	525
*,1	Star Entertainment Group Ltd.	7,896,191	459
*	Australian Agricultural Co. Ltd.	461,316	432
	Humm Group Ltd.	1,076,152	425
*	Coast Entertainment Holdings Ltd.	1,327,454	391
*	Carnarvon Energy Ltd.	5,582,190	350
*	OFX Group Ltd.	792,206	319
*,2	Leo Lithium Ltd.	3,703,310	211
*,2	Firefinch Ltd.	4,116,778	101
*,2	ESG Minerals	183,648	—
			640,773
Austria (0.6%)
	voestalpine AG	434,833	15,483
	Wienerberger AG	379,732	11,272
	DO & Co. AG	27,429	6,543
	Vienna Insurance Group AG Wiener Versicherung Gruppe	127,217	6,525
	UNIQA Insurance Group AG	399,115	5,864
[1]	Oesterreichische Post AG	117,718	4,069
	EVN AG	130,830	3,818
*,1	AT&S Austria Technologie & Systemtechnik AG	89,628	3,327
[1]	CA Immobilien Anlagen AG	111,201	3,091
74

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	CPI Europe AG	119,816	2,336
*,1	Lenzing AG	67,823	2,029
	Palfinger AG	49,634	1,859
	Porr AG	58,555	1,858
[1]	SBO AG	38,334	1,271
[1]	Agrana Beteiligungs AG	43,331	602
			69,947
Belgium (1.2%)
	Financiere de Tubize SA	69,571	16,990
	Umicore SA	677,034	12,892
	Aedifica SA	172,035	12,563
	Cofinimmo SA	138,261	11,807
	KBC Ancora	137,120	10,789
	Solvay SA	258,511	7,934
	Azelis Group NV	631,253	7,464
	Montea NV	74,461	6,013
	VGP NV	47,807	5,523
	Melexis NV	72,957	5,251
	Fagron	219,708	5,221
	Bekaert SA	112,173	4,686
	Gimv NV	84,093	4,541
	Xior Student Housing NV	132,147	4,312
	Shurgard Self Storage Ltd. (XBRU)	115,036	4,211
[1]	CMB Tech NV	401,028	3,811
	Proximus SADP	443,493	3,810
	Colruyt Group NV	99,626	3,721
	Deme Group NV	23,353	3,528
	Retail Estates NV	42,483	3,080
	Barco NV	201,438	2,873
	Tessenderlo Group SA	68,160	2,059
	Kinepolis Group NV	50,285	1,725
*,1	Ontex Group NV	207,413	1,516
	Vastned NV	29,937	1,029
*	bpost SA	358,121	869
			148,218
Brazil (1.1%)
	Kinea Rendimentos Imobiliarios FII (BVMF)	282,090	5,558
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	946,309	5,360
	Cia de Saneamento de Minas Gerais Copasa MG.	695,823	4,888
	Kinea Indice de Precos FII	295,753	4,838
	Cogna Educacao SA	6,656,127	4,627
	Direcional Engenharia SA	1,378,189	4,350
	Xp Malls Fdo Inv Imob Fii	209,101	4,100
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	122,793	3,618
	Cury Construtora e Incorporadora SA	485,600	3,154
	Maxi Renda FII (BVMF)	1,620,677	2,907
	Iguatemi SA (BVMF)	635,182	2,889
	Kinea Renda Imobiliaria FII	104,012	2,873
	FII BTLG	143,375	2,743
	Vivara Participacoes SA	452,804	2,626
*	Minerva SA	1,916,288	2,557
	Azzas 2154 SA	473,700	2,528
*	Orizon Valorizacao de Residuos SA	238,571	2,459
	Fleury SA	888,738	2,404
	YDUQS Participacoes SA	847,825	2,239
	Odontoprev SA	934,199	2,210
	XP Log FII (BVMF)	114,985	2,178
	Vinci Shopping Centers FII (BVMF)	105,447	2,095
	Magazine Luiza SA	1,309,000	2,061
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	85,828	2,017
*	MRV Engenharia e Participacoes SA	1,396,600	1,963
	Kinea High Yield CRI - FII	104,162	1,941
*	IRB Brasil Resseguros SA	202,694	1,859
	EcoRodovias Infraestrutura e Logistica SA	1,226,461	1,817
*	Kinea Rendimentos Imobiliarios REIT	90,535	1,784
	Hedge Brasil Shopping FII	477,429	1,768
	Fras-Le SA	393,999	1,681
	Capitania Securities II FII	1,172,052	1,658
*	Hidrovias do Brasil SA (BVMF)	2,191,485	1,593
75

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Vulcabras SA	371,100	1,593
	C&A Modas SA	524,200	1,583
[2]	FII Iridium	134,936	1,467
	Dexco SA	1,430,200	1,425
	Fii UBS Br Receb Imob	97,730	1,406
	Trx Real Estate FII	73,868	1,390
	Fundo De Investimento Imobiliario TG Ativo Real	87,053	1,389
	Fundo De Investimento Imobiliario VBI Prime Properties	100,266	1,376
	JHSF Participacoes SA	1,109,900	1,360
	Sao Martinho SA	519,900	1,357
	Construtora Tenda SA	304,989	1,336
	Ez Tec Empreendimentos e Participacoes SA	371,600	1,281
	Tres Tentos Agroindustrial SA	415,824	1,237
	Mahle-Metal Leve SA	195,400	1,083
	Petroreconcavo SA	464,370	1,072
	Grendene SA	991,283	969
	Iochpe Maxion SA	469,844	956
	LOG Commercial Properties e Participacoes SA	209,765	924
	SIMPAR SA	1,068,100	917
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,436,600	865
	Mills Locacao Servicos e Logistica SA	344,805	836
[3]	LWSA SA	1,131,883	823
	Grupo SBF SA	340,508	817
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	216,212	803
	Tupy SA	337,831	777
*	Cia Brasileira de Distribuicao	1,074,323	751
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	330,400	735
*	Cia Brasileira de Aluminio	750,798	724
*	CVC Brasil Operadora e Agencia de Viagens SA	1,924,900	673
*	Log-in Logistica Intermodal SA	101,219	621
	Pet Center Comercio e Participacoes SA	865,360	598
*	Oncoclinicas do Brasil Servicos Medicos SA	1,335,200	539
	Kinea High Yield CRI Fundo de Investimento Imobiliario	19,601	365
			127,391
Canada (8.8%)
	Toromont Industries Ltd.	293,599	35,275
	Capital Power Corp.	560,752	28,386
*	Equinox Gold Corp.	2,415,786	26,543
	Finning International Inc.	486,272	26,298
	Colliers International Group Inc.	157,130	25,067
*	Aritzia Inc.	341,158	23,830
	Hudbay Minerals Inc.	1,423,572	22,817
*	IAMGOLD Corp.	1,899,627	21,996
*	NexGen Energy Ltd.	2,161,542	21,129
	Brookfield Renewable Corp.	485,460	21,017
	First Majestic Silver Corp.	1,584,161	20,252
	B2Gold Corp.	4,542,961	19,888
*	Capstone Copper Corp.	2,182,211	19,480
	MEG Energy Corp.	919,811	19,465
	OR Royalties Inc.	606,389	19,456
	Brookfield Infrastructure Corp. Class A	429,108	19,443
	South Bow Corp.	747,339	19,385
*	Eldorado Gold Corp.	735,673	18,857
	OceanaGold Corp.	841,500	18,821
	Onex Corp.	207,559	18,054
	TransAlta Corp.	971,246	17,167
	Northland Power Inc.	937,417	17,130
*	SSR Mining Inc.	728,969	16,481
	Definity Financial Corp.	348,346	16,206
	Canadian Apartment Properties REIT	565,330	15,547
	Algonquin Power & Utilities Corp.	2,767,613	15,451
	Chartwell Retirement Residences	1,041,745	15,353
	PrairieSky Royalty Ltd.	845,786	15,184
	Boyd Group Inc.	90,160	14,401
	RioCan REIT	1,075,866	14,398
*	Torex Gold Resources Inc.	337,318	13,935
	Granite REIT	217,707	12,235
*	Kinaxis Inc.	99,975	12,106
	West Fraser Timber Co. Ltd.	187,990	11,473
76

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Stella-Jones Inc.	199,947	11,349
	IGM Financial Inc.	290,745	11,184
	Choice Properties REIT	999,595	10,576
	First Capital REIT	762,719	10,229
*	BlackBerry Ltd.	2,083,862	10,177
	Premium Brands Holdings Corp.	145,527	10,033
	Gibson Energy Inc.	587,033	10,007
	Atco Ltd. Class I	265,317	9,998
*	Novagold Resources Inc.	1,081,536	8,960
	SmartCentres REIT	466,839	8,854
	Dream Industrial REIT	1,017,721	8,773
	Centerra Gold Inc.	725,548	8,499
	Methanex Corp.	209,899	8,261
*	ATS Corp.	296,999	8,170
*	Bausch Health Cos. Inc.	1,075,125	7,574
	BRP Inc.	120,357	7,550
	Linamar Corp.	139,358	7,546
	H&R REIT	929,001	7,412
	Boralex Inc. Class A	365,483	7,338
	Topaz Energy Corp.	406,137	7,210
*	New Gold Inc.	958,971	7,063
*	Air Canada	517,495	6,804
	Boardwalk REIT	145,215	6,696
	North West Co. Inc.	202,749	6,577
	Russel Metals Inc.	198,491	6,143
	Quebecor Inc. Class B	184,725	5,893
	Baytex Energy Corp.	2,400,185	5,801
*	Galaxy Digital Inc. Class A	157,964	5,528
	Maple Leaf Foods Inc.	266,486	5,122
*	Lightspeed Commerce Inc.	421,655	5,066
	Allied Properties REIT	447,586	4,717
	DPM Metals Inc.	209,688	4,485
	Superior Plus Corp.	777,038	4,421
*	G Mining Ventures Corp.	220,936	4,349
	Parex Resources Inc.	338,821	4,334
	Paramount Resources Ltd. Class A	263,661	4,324
	Primaris REIT	382,460	4,194
	Vermilion Energy Inc.	541,495	4,050
*	K92 Mining Inc.	302,886	4,028
	Transcontinental Inc. Class A	260,825	3,662
	Secure Waste Infrastructure Corp.	291,685	3,642
*	Denison Mines Corp.	1,141,376	3,638
	Peyto Exploration & Development Corp.	248,522	3,620
*	Fortuna Mining Corp.	390,780	3,229
*	Athabasca Oil Corp.	631,047	3,100
*	Endeavour Silver Corp.	371,978	3,055
*	Wesdome Gold Mines Ltd.	192,992	2,912
*	Discovery Silver Corp.	687,668	2,873
*	Orla Mining Ltd.	275,508	2,842
	Tamarack Valley Energy Ltd.	630,503	2,801
	Winpak Ltd.	90,389	2,772
*	NGEx Minerals Ltd.	166,323	2,710
*	MDA Space Ltd.	138,369	2,701
*	Seabridge Gold Inc.	110,877	2,645
*	ERO Copper Corp.	120,938	2,583
*	NuVista Energy Ltd.	207,112	2,463
	Altus Group Ltd.	55,515	2,281
	Sprott Inc.	27,659	2,271
	Enghouse Systems Ltd.	152,483	2,262
	Triple Flag Precious Metals Corp.	80,818	2,244
	EQB Inc.	35,064	2,237
	Pet Valu Holdings Ltd.	89,630	2,224
*	Perpetua Resources Corp.	92,262	2,214
	Westshore Terminals Investment Corp.	118,730	2,182
	Freehold Royalties Ltd.	211,683	2,142
	OR Royalties Inc. (XTSE)	65,199	2,085
	TerraVest Industries Inc.	20,731	2,007
	goeasy Ltd.	15,925	1,915
	Killam Apartment REIT	152,916	1,889
	Richelieu Hardware Ltd.	65,592	1,798
77

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Skeena Resources Ltd.	110,485	1,787
*	Canfor Corp.	199,259	1,738
	Labrador Iron Ore Royalty Corp.	83,139	1,715
	Cogeco Communications Inc.	37,222	1,695
*	Advantage Energy Ltd.	208,716	1,656
*	Trisura Group Ltd.	59,587	1,642
	InterRent REIT	171,991	1,641
	Exchange Income Corp.	29,869	1,636
	Sienna Senior Living Inc.	118,435	1,616
	Birchcliff Energy Ltd.	345,460	1,611
	Cargojet Inc.	27,205	1,585
	Brookfield Wealth Solutions Ltd.	34,006	1,568
*	Allied Gold Corp.	101,623	1,546
	Crombie REIT	138,912	1,479
*	International Petroleum Corp.	90,778	1,442
	Strathcona Resources Ltd.	49,892	1,316
*	NFI Group Inc.	121,815	1,245
*	IAMGOLD Corp. (XTSE)	107,066	1,240
	CT REIT	97,058	1,129
	Brookfield Business Corp. Class A	29,170	1,063
*	Canada Packers Inc.	54,746	653
	Leon's Furniture Ltd.	26,129	544
*	Lightspeed Commerce Inc. (XTSE)	14,700	176
*,2	Lunr Royalties Corp.	41,580	43
			1,044,586
Chile (0.2%)
	Parque Arauco SA	2,461,490	6,863
	Empresa Nacional de Telecomunicaciones SA	502,242	2,392
	Engie Energia Chile SA	1,558,297	2,240
	SMU SA	12,947,021	2,105
	Vina Concha y Toro SA	1,816,610	1,981
	Inversiones La Construccion SA	115,198	1,834
	Salfacorp SA	1,577,029	1,732
	Ripley Corp. SA	3,411,753	1,658
	Inversiones Aguas Metropolitanas SA	1,439,243	1,451
*	CAP SA	212,853	1,422
	SONDA SA	1,344,746	486
			24,164
China (7.5%)
*,1	XtalPi Holdings Ltd.	10,053,000	14,637
	China Gold International Resources Corp. Ltd.	862,600	14,520
	Atour Lifestyle Holdings Ltd. ADR	242,442	9,446
	China Nonferrous Mining Corp. Ltd.	4,688,000	8,647
	XD Inc.	992,400	8,607
*,1	UBTech Robotics Corp. Ltd. Class H	483,150	8,549
*	Hesai Group ADR	356,807	8,467
*,1,3	Ascentage Pharma Group International	952,500	8,158
*,3	Mobvista Inc.	3,494,000	8,019
*,1	Kingsoft Cloud Holdings Ltd.	8,188,275	6,878
*,1	Beijing Fourth Paradigm Technology Co. Ltd. Class H	954,000	6,836
	Dongyue Group Ltd.	5,247,000	6,751
*,3	InnoCare Pharma Ltd. Class H	3,534,000	6,478
	Chinasoft International Ltd.	7,704,304	5,767
*	RoboSense Technology Co. Ltd.	1,216,200	5,442
*,1,3	Everest Medicines Ltd.	862,000	5,437
*,3	Keymed Biosciences Inc.	700,000	5,421
*,1	Sunac China Holdings Ltd.	28,308,000	5,309
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	1,318,500	4,647
	Fufeng Group Ltd.	4,481,864	4,639
	TCL Electronics Holdings Ltd.	3,615,122	4,292
[3]	Simcere Pharmaceutical Group Ltd.	2,500,000	3,982
	Harbin Electric Co. Ltd. Class H	2,353,813	3,870
[1]	Grand Pharmaceutical Group Ltd.	3,618,240	3,852
[1]	Shoucheng Holdings Ltd.	13,209,246	3,712
*,3	Tuhu Car Inc.	1,600,600	3,639
	ANE Cayman Inc.	2,453,500	3,623
[1]	Shanghai Conant Optical Co. Ltd. Class H	607,500	3,521
*,1,3	Weimob Inc.	11,841,000	3,465
*	Lifetech Scientific Corp.	13,016,058	3,370
78

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	China Tobacco International HK Co. Ltd.	687,000	3,347
*	EHang Holdings Ltd. ADR	180,920	3,331
*,1	XXF Group Holdings Ltd.	2,620,000	3,208
*,1,3	CALB Group Co. Ltd. Class H	735,900	3,172
[1]	Wanguo Gold Group Ltd.	804,000	3,165
	China Water Affairs Group Ltd.	3,883,600	3,133
*,1	DPC Dash Ltd.	269,700	3,061
[1]	JF SmartInvest Holdings Ltd.	421,500	3,002
	Consun Pharmaceutical Group Ltd.	1,501,000	2,903
*,3	Evergrande Property Services Group Ltd.	19,200,000	2,888
	Sihuan Pharmaceutical Holdings Group Ltd.	15,121,000	2,882
*	Abbisko Cayman Ltd.	1,531,000	2,865
	Q Technology Group Co. Ltd.	1,579,000	2,840
	China Datang Corp. Renewable Power Co. Ltd. Class H	9,273,000	2,840
	JinkoSolar Holding Co. Ltd. ADR	112,164	2,816
*	Newborn Town Inc.	2,034,685	2,766
	Lonking Holdings Ltd.	6,920,313	2,759
[3]	Yixin Group Ltd.	9,382,000	2,735
[1]	Tianneng Power International Ltd.	2,446,468	2,712
*,1,3	CARsgen Therapeutics Holdings Ltd.	1,274,000	2,700
	Hello Group Inc. ADR	395,941	2,688
[3]	Genertec Universal Medical Group Co. Ltd.	3,365,809	2,681
[1]	West China Cement Ltd.	6,983,200	2,669
[1]	Weilong Delicious Global Holdings Ltd.	1,699,600	2,607
	China Overseas Property Holdings Ltd.	4,150,000	2,590
	Wasion Holdings Ltd.	1,594,000	2,565
	Greentown Service Group Co. Ltd.	4,441,255	2,551
*,1,3	Alphamab Oncology	1,694,000	2,507
	Onewo Inc. Class H	860,700	2,473
	Shenzhen Envicool Technology Co. Ltd. Class A	249,088	2,454
*	FIH Mobile Ltd.	1,014,100	2,421
	Shanghai Chicmax Cosmetic Co. Ltd. Class H	218,300	2,407
*	Vnet Group Inc. ADR	222,722	2,316
*	Sunshine Lake Pharma Co. Ltd.	393,008	2,316
	Shannon Semiconductor Technology Co. Ltd. Class A	119,400	2,221
*	Biwin Storage Technology Co. Ltd. Class A	118,718	2,185
	Bank of Chongqing Co. Ltd. Class H	2,111,343	2,179
*	QuantumCTek Co. Ltd. Class A	26,466	2,157
	Sinofert Holdings Ltd.	11,020,000	2,155
*	COFCO Joycome Foods Ltd.	10,066,000	2,147
	CIMC Enric Holdings Ltd.	2,214,000	2,138
*,2	New Horizon Health Ltd.	1,143,500	2,081
	LexinFintech Holdings Ltd. ADR	417,851	2,014
	Sharetronic Data Technology Co. Ltd. Class A	88,200	2,011
[1]	China Resources Beverage Holdings Co. Ltd.	1,465,800	1,983
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	457,836	1,964
	China Tungsten & Hightech Materials Co. Ltd. Class A	587,020	1,933
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	58,040	1,866
*	Founder Technology Group Corp. Class A	1,073,200	1,861
[1,3]	Linklogis Inc. Class B	4,458,000	1,833
[1]	Gushengtang Holdings Ltd.	497,600	1,833
	Fu Shou Yuan International Group Ltd.	4,724,000	1,787
	China Overseas Grand Oceans Group Ltd.	6,258,500	1,749
	Poly Property Group Co. Ltd.	7,285,000	1,733
	China BlueChemical Ltd. Class H	5,604,000	1,732
[1]	Tiangong International Co. Ltd.	4,558,000	1,726
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	238,104	1,720
	PAX Global Technology Ltd.	2,509,062	1,719
*,1	Fenbi Ltd.	4,771,000	1,718
[1,3]	Asiainfo Technologies Ltd.	1,454,000	1,689
	JNBY Design Ltd.	721,000	1,672
[3]	China East Education Holdings Ltd.	1,956,500	1,645
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,456,595	1,601
*,1,3	Yidu Tech Inc.	2,173,100	1,585
	Yuanjie Semiconductor Technology Co. Ltd. Class A	22,122	1,579
*,1	Qunabox Group Ltd.	331,964	1,564
	CGN New Energy Holdings Co. Ltd.	4,384,720	1,552
	Sinopec Kantons Holdings Ltd.	2,995,962	1,550
	SSY Group Ltd.	3,839,324	1,533
	XTC New Energy Materials Xiamen Co. Ltd. Class A	130,281	1,522
79

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[3]	AK Medical Holdings Ltd.	2,008,000	1,519
	Shenzhen Megmeet Electrical Co. Ltd. Class A	140,750	1,505
	Kangji Medical Holdings Ltd.	1,296,000	1,501
*	Dosilicon Co. Ltd. Class A	113,880	1,493
*	Sensteed Hi-tech Group Class A	2,573,400	1,482
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	134,400	1,478
	China Education Group Holdings Ltd.	3,827,000	1,468
*,1,3	Haichang Ocean Park Holdings Ltd.	15,582,000	1,466
	Neway Valve Suzhou Co. Ltd. Class A	198,200	1,463
	Yuexiu Transport Infrastructure Ltd.	2,674,000	1,461
[1]	First Tractor Co. Ltd. Class H	1,434,954	1,444
	Sichuan Expressway Co. Ltd. Class H	2,184,000	1,437
	China Foods Ltd.	2,666,000	1,423
	Zhejiang Cfmoto Power Co. Ltd. Class A	39,300	1,414
*,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	876,800	1,411
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	237,900	1,396
*,1	Xinte Energy Co. Ltd. Class H	1,386,000	1,383
[1]	Ming Yuan Cloud Group Holdings Ltd.	3,237,000	1,375
[1]	China Modern Dairy Holdings Ltd.	8,772,000	1,367
	Hangcha Group Co. Ltd. Class A	338,425	1,367
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	125,700	1,366
	Tianli International Holdings Ltd.	4,373,202	1,350
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	65,907	1,330
	NetDragon Websoft Holdings Ltd.	849,090	1,326
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	93,900	1,326
	China Resources Medical Holdings Co. Ltd.	3,024,291	1,314
*	Skyverse Technology Co. Ltd. Class A	82,407	1,313
*	Gaotu Techedu Inc. ADR	458,489	1,311
[1,3]	Maoyan Entertainment	1,528,000	1,307
*,1,3	Ocumension Therapeutics	1,219,000	1,306
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	434,700	1,305
	Tong Ren Tang Technologies Co. Ltd. Class H	2,155,516	1,286
*	Sichuan Huafeng Technology Co. Ltd. Class A	118,820	1,277
	FinVolution Group ADR	207,019	1,265
[1]	China Risun Group Ltd.	4,189,000	1,261
*	Orbbec Inc. Class A	102,824	1,261
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	157,200	1,235
[1]	Xinyi Energy Holdings Ltd.	7,546,000	1,232
*,1,3	Bairong Inc.	957,000	1,212
	Fulin Precision Co. Ltd. Class A	438,840	1,209
	Hubei Dinglong Co. Ltd. Class A	241,812	1,205
	Chervon Holdings Ltd.	463,500	1,203
	Health & Happiness H&H International Holdings Ltd.	771,500	1,200
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	43,328	1,199
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	48,200	1,197
	Geovis Technology Co. Ltd. Class A	207,982	1,193
	Shui On Land Ltd.	13,031,500	1,189
	Dajin Heavy Industry Co. Ltd. Class A	166,100	1,175
	Zhejiang Yinlun Machinery Co. Ltd. Class A	214,800	1,154
	Hainan Jinpan Smart Technology Co. Ltd. Class A	118,809	1,143
	Henan Shijia Photons Technology Co. Ltd. Class A	118,094	1,134
	Shenzhen Sunlord Electronics Co. Ltd. Class A	208,970	1,122
	Qilu Bank Co. Ltd. Class A	1,317,027	1,121
	K Wah International Holdings Ltd.	3,902,398	1,109
	China Shineway Pharmaceutical Group Ltd.	1,026,343	1,109
	Guangdong Hongda Holdings Group Co. Ltd. Class A	196,274	1,107
	Digital China Group Co. Ltd. Class A	182,900	1,107
	Zhuhai CosMX Battery Co. Ltd. Class A	293,387	1,106
	Yuexiu REIT	9,327,013	1,092
[1]	Zhongyu Energy Holdings Ltd.	2,713,000	1,089
*	Skyworth Group Ltd.	2,144,710	1,087
	Olympic Circuit Technology Co. Ltd. Class A	185,400	1,085
	North Copper Co. Ltd. Class A	490,800	1,085
	Leader Harmonious Drive Systems Co. Ltd. Class A	47,150	1,081
	Xiamen Amoytop Biotech Co. Ltd. Class A	105,111	1,079
[3]	Sunac Services Holdings Ltd.	5,386,000	1,074
	Wuhan Dameng Database Co. Ltd. Class A	27,046	1,070
*	Hainan Meilan International Airport Co. Ltd. Class H	783,000	1,059
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	118,119	1,059
*	Shanghai DZH Ltd. Class A	515,800	1,053
80

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Sichuan Hongda Co. Ltd. Class A	680,300	1,045
	Ningbo Zhenyu Technology Co. Ltd. Class A	44,831	1,044
	Broadex Technologies Co. Ltd. Class A	74,400	1,043
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,560,400	1,042
*	Sohu.com Ltd. ADR	69,858	1,041
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	61,980	1,033
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	116,600	1,032
	Hainan Strait Shipping Co. Ltd. Class A	539,550	1,027
	Loncin Motor Co. Ltd. Class A	534,900	1,024
	Kehua Data Co. Ltd. Class A	133,100	1,023
*	Yanlord Land Group Ltd.	1,843,187	1,011
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	92,263	1,003
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	343,592	997
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	68,131	995
	CIG Shanghai Co. Ltd. Class A	68,900	993
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	295,143	989
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	177,958	989
	China Yongda Automobiles Services Holdings Ltd.	4,492,500	986
*	Henan Zhongfu Industry Co. Ltd. Class A	1,030,200	985
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	34,887	981
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,396,000	980
	Delton Technology Guangzhou Inc. Class A	94,000	980
	Anhui Yingliu Electromechanical Co. Ltd. Class A	174,400	978
	Ningbo Huaxiang Electronic Co. Ltd. Class A	209,500	977
	China Railway Construction Heavy Industry Corp. Ltd. Class A	1,295,882	976
	Dazhong Mining Co. Ltd.	349,788	959
*	Youdao Inc. ADR	91,064	955
	Espressif Systems Shanghai Co. Ltd. Class A	40,459	951
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	67,900	949
	Giantec Semiconductor Corp. Class A	40,677	949
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	76,800	944
	Advanced Fiber Resources Zhuhai Ltd. Class A	64,090	942
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	147,458	936
	Anhui XDLK Microsystem Corp. Ltd. Class A	103,092	933
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,866,362	929
[1,3]	Medlive Technology Co. Ltd.	683,500	927
	China Hainan Rubber Industry Group Co. Ltd. Class A	1,164,600	924
	Concord New Energy Group Ltd.	18,600,000	922
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	433,000	915
*	ApicHope Pharmaceutical Group Co. Ltd.	116,200	914
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	254,066	911
	Shanghai Huace Navigation Technology Ltd. Class A	200,904	906
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	248,700	906
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	104,920	904
	Konfoong Materials International Co. Ltd. Class A	68,300	902
	Red Avenue New Materials Group Co. Ltd. Class A	154,900	898
	Quectel Wireless Solutions Co. Ltd. Class A	67,313	896
[1,3]	A-Living Smart City Services Co. Ltd. Class H	2,794,290	889
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	881,705	889
	Beijing Sifang Automation Co. Ltd. Class A	224,700	889
	Jiangsu Leili Motor Co. Ltd. Class A	115,400	889
	Henan Pinggao Electric Co. Ltd. Class A	357,400	887
	Zhende Medical Co. Ltd. Class A	66,200	885
	Nantong Jianghai Capacitor Co. Ltd. Class A	220,300	884
	Tibet Huayu Mining Co. Ltd. Class A	211,100	884
	BrightGene Bio-Medical Technology Co. Ltd. Class A	108,628	878
	Kingsemi Co. Ltd. Class A	51,820	874
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	214,414	869
	BOE Varitronix Ltd.	1,352,065	866
	COFCO Capital Holdings Co. Ltd. Class A	484,600	865
	Shanghai AtHub Co. Ltd. Class A	184,645	863
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	218,220	859
	DBG Technology Co. Ltd. Class A	197,160	854
	Huaming Power Equipment Co. Ltd. Class A	232,900	854
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	559,000	853
*	China First Heavy Industries Co. Ltd. Class A	1,876,290	849
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	207,500	847
*	Vantone Neo Development Group Co. Ltd. Class A	487,400	846
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	852,152	845
	Shanghai Zhonggu Logistics Co. Ltd. Class A	542,492	843
81

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Shandong Hontron Aluminum Industry Holding Co. Ltd.	292,000	842
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	208,196	841
	Grandblue Environment Co. Ltd. Class A	211,772	837
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	312,700	836
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	339,500	828
	Shuanglin Co. Ltd. Class A	146,980	827
	Fujian Longking Co. Ltd. Class A	348,400	826
	Advanced Technology & Materials Co. Ltd. Class A	275,500	823
	T&S Communications Co. Ltd. Class A	58,400	819
	Hydsoft Technology Co. Ltd. Class A	103,800	817
	POCO Holding Co. Ltd. Class A	74,200	815
*	JoulWatt Technology Co. Ltd. Class A	115,049	812
	IKD Co. Ltd. Class A	254,300	809
	State Grid Information & Communication Co. Ltd. Class A	311,000	806
*,3	AInnovation Technology Group Co. Ltd. Class H	934,400	806
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	78,886	805
	Qingdao East Steel Tower Stock Co. Ltd. Class A	322,800	801
*	Bohai Leasing Co. Ltd. Class A	1,590,100	799
	Jiangsu Azure Corp. Class A	295,900	799
	Jiangsu Etern Co. Ltd. Class A	377,800	793
	Infore Environment Technology Group Co. Ltd. Class A	817,165	791
*	CICT Mobile Communication Technology Co. Ltd. Class A	858,240	790
*,1	HealthyWay Inc.	958,000	790
*	Estun Automation Co. Ltd. Class A (XSEC)	223,000	789
	Castech Inc. Class A	121,140	789
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	76,798	788
	Jiangxi Jovo Energy Co. Ltd. Class A	172,500	787
	Shanghai Belling Co. Ltd. Class A	162,300	780
	Sinotruk Jinan Truck Co. Ltd. Class A	305,139	779
	Jilin Electric Power Co. Ltd. Class A	940,964	775
	Arcsoft Corp. Ltd. Class A	102,927	775
	Qingdao Sentury Tire Co. Ltd. Class A	283,522	775
	Tinergy Chemical Co. Ltd. Class A	986,447	774
	Electric Connector Technology Co. Ltd. Class A	109,400	774
*,1	Yeahka Ltd.	694,000	774
	INESA Intelligent Tech Inc. Class A	273,300	770
	Jack Technology Co. Ltd. Class A	123,500	770
	Sichuan Development Lomon Co. Ltd. Class A	487,800	766
	Dalian Bio-Chem Co. Ltd. Class A	181,700	765
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	72,292	764
	INESA Intelligent Tech Inc. Class B	1,060,506	761
	Guizhou Chanhen Chemical Corp. Class A	157,700	757
	Beijing Teamsun Technology Co. Ltd. Class A	281,800	757
	Fibocom Wireless Inc. Class A	195,995	752
	Beibuwan Port Co. Ltd. Class A	609,819	751
	Western Region Gold Co. Ltd. Class A	194,867	751
*	COL Group Co. Ltd. Class A	187,800	749
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	76,103	748
	Huada Automotive Technology Corp. Ltd. Class A	121,400	745
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	396,300	743
	Xi'an Bright Laser Technologies Co. Ltd. Class A	69,929	742
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	346,600	742
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	714,354	731
	Yankershop Food Co. Ltd. Class A	70,550	728
*	DingDong Cayman Ltd. ADR	395,101	727
	China Coal Xinji Energy Co. Ltd. Class A	714,110	727
	Shenzhen CECport Technologies Co. Ltd. Class A	193,700	727
*	Shenzhen Forms Syntron Information Co. Ltd. Class A	136,400	724
*,3	JS Global Lifestyle Co. Ltd.	3,146,000	721
	Guangdong Aofei Data Technology Co. Ltd. Class A	252,831	721
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	69,300	721
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	302,375	720
*	Zhihu Inc. ADR	164,571	716
	Sigmastar Technology Ltd. Class A	86,500	715
*	Shenyang Machine Tool Co. Ltd. Class A	652,500	711
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	157,500	711
[1,3]	Jiumaojiu International Holdings Ltd.	3,112,000	709
	Shenzhen Yinghe Technology Co. Ltd. Class A	167,496	705
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	70,399	705
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	68,500	702
82

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Jiayou International Logistics Co. Ltd. Class A	355,280	701
	Mloptic Corp. Class A	13,576	700
	Andon Health Co. Ltd. Class A	122,711	699
	Keli Sensing Technology Ningbo Co. Ltd. Class A	72,800	698
	Guangdong Dowstone Technology Co. Ltd. Class A	200,900	696
*,1	Adicon Holdings Ltd.	891,356	693
[3]	Zhou Hei Ya International Holdings Co. Ltd.	2,936,000	689
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	109,523	689
	Henan Mingtai Al Industrial Co. Ltd. Class A	324,996	688
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	102,899	687
	Wuxi Taiji Industry Ltd. Co. Class A	561,868	685
*	Sinocelltech Group Ltd. Class A	90,354	681
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	56,600	680
	Hanwei Electronics Group Corp. Class A	85,700	678
	Xiamen Bank Co. Ltd. Class A	684,010	678
	CETC Digital Technology Co. Ltd. Class A	176,950	677
*	Zotye Automobile Co. Ltd. Class A	1,296,500	677
	Anhui Heli Co. Ltd. Class A	231,000	677
	China Automotive Engineering Research Institute Co. Ltd. Class A	273,700	674
*	Hybio Pharmaceutical Co. Ltd. Class A	227,000	673
	MotoMotion China Corp. Class A	50,500	670
	Wuhan DR Laser Technology Corp. Ltd. Class A	70,724	669
	Northking Information Technology Co. Ltd. Class A	222,600	667
	Zhejiang Wanma Co. Ltd. Class A	263,400	665
	Shenzhen FRD Science & Technology Co. Ltd. Class A	150,343	665
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	82,730	663
	Grinm Advanced Materials Co. Ltd. Class A	207,200	661
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	167,800	659
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	110,282	659
*	Antong Holdings Co. Ltd. Class A	1,093,348	659
	China Petroleum Engineering Corp. Class A	1,315,066	658
*	Pengxin International Mining Co. Ltd. Class A	571,000	657
*	TRS Information Technology Corp. Ltd. Class A	226,800	656
	Hand Enterprise Solutions Co. Ltd. Class A	257,000	654
*	Sai Micro Electronics Inc. Class A	189,000	650
	China Wafer Level CSP Co. Ltd. Class A	157,320	650
	Fortior Technology Shenzhen Co. Ltd. Class A	23,795	648
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	80,750	646
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	341,705	646
	Shanghai Chinafortune Co. Ltd. Class A	274,730	645
	Ningbo Boway Alloy Material Co. Ltd. Class A	209,100	643
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	328,700	642
	Shanghai Highly Group Co. Ltd. Class A	202,500	642
	Hunan Zhongke Electric Co. Ltd. Class A	176,200	641
	Shanghai Longcheer Technology Co. Ltd.	101,700	641
	Chengdu Hi-tech Development Co. Ltd. Class A	90,700	638
	Jiangsu Lihua Foods Group Co. Ltd.	216,240	637
	Shanghai Huafon Aluminium Corp. Class A	257,800	637
	GCL Energy Technology Co. Ltd. Class A	422,400	636
	Sichuan EM Technology Co. Ltd. Class A	226,699	635
	Shantui Construction Machinery Co. Ltd. Class A	389,500	634
*	InventisBio Co. Ltd. Class A	148,553	633
*	Shandong Iron & Steel Co. Ltd. Class A	2,787,248	631
*	Roshow Technology Co. Ltd. Class A	504,700	630
	Shanghai Vital Microtech Co. Ltd. Class A	240,000	627
	Yantai China Pet Foods Co. Ltd. Class A	78,000	627
	Shenzhen Topband Co. Ltd. Class A	321,500	623
	Huangshan Tourism Development Co. Ltd. Class B	878,565	621
	Citic Offshore Helicopter Co. Ltd. Class A	199,800	621
	CETC Potevio Science&Technology Co. Ltd. Class A	175,252	619
*	Venustech Group Inc. Class A	280,926	619
	Ferrotec Anhui Technology Development Co. Ltd. Class A	112,800	619
	Innovation New Material Technology Co. Ltd. Class A	976,600	618
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	684,256	617
*	Greatoo Intelligent Equipment Inc. Class A	562,900	616
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	219,200	616
*	Bringspring Science & Technology Co. Ltd. Class A	164,600	613
	Shanghai Beite Technology Co. Ltd. Class A	86,800	612
	Xinxiang Richful Lube Additive Co. Ltd. Class A	76,500	611
*	Tibet Tianlu Co. Ltd. Class A	339,900	610
83

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Primarius Technologies Co. Ltd. Class A	111,452	610
	China Oriental Group Co. Ltd.	3,608,000	609
	Yusys Technologies Co. Ltd. Class A	180,680	609
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	54,355	609
*	RongFa Nuclear Equipment Co. Ltd. Class A	546,900	608
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	222,600	605
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	428,404	602
	Foryou Corp. Class A	135,200	602
	Dongfang Electronics Co. Ltd. Class A	359,000	601
	Nanjing Gaoke Co. Ltd. Class A	459,000	595
*	Hefei Chipmore Technology Co. Ltd. Class A	289,045	594
	Shenzhen Bluetrum Technology Co. Ltd. Class A	30,957	593
	Sineng Electric Co. Ltd. Class A	130,845	592
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	903,100	589
	Shengda Resources Co. Ltd. Class A	178,300	589
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	136,060	586
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	220,699	585
	China Railway Materials Co. Ltd. Class A	1,549,096	583
*,2	Jinke Smart Services Group Co. Ltd. Class H	657,100	581
	Lingyun Industrial Corp. Ltd. Class A	313,010	580
	Guangdong Provincial Expressway Development Co. Ltd. Class A	354,759	579
*	Zhejiang Narada Power Source Co. Ltd. Class A	217,200	577
	Beijing Balance Medical Technology Co. Ltd. Class A	35,757	576
*	Jushri Technologies Inc. Class A	160,800	576
*	Beijing Capital Development Co. Ltd. Class A	664,400	574
*	Hwa Create Co. Ltd. Class A	173,600	571
*	Guangdong Topstar Technology Co. Ltd. Class A	122,400	571
	China Kings Resources Group Co. Ltd. Class A	220,935	571
*	Sichuan Hexie Shuangma Co. Ltd. Class A	199,500	570
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	903,300	569
	Fujian Star-net Communication Co. Ltd. Class A	151,000	568
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	165,295	568
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	52,689	568
	XGD Inc. Class A	146,000	568
	Sichuan Jiuzhou Electric Co. Ltd. Class A	262,600	566
	Ningbo Yunsheng Co. Ltd. Class A	282,300	566
	Hexing Electrical Co. Ltd. Class A	118,662	564
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	1,018,270	564
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	510,900	564
	Wuhu Token Science Co. Ltd. Class A	645,910	563
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	179,900	563
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	196,500	562
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	309,613	561
*	CETC Chips Technology Inc. Class A	298,400	561
	China Lilang Ltd.	1,291,000	560
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	235,828	560
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	471,700	560
	Hengbao Co. Ltd. Class A	181,900	559
	Jiangsu Guotai International Group Co. Ltd. Class A	424,100	557
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	278,000	557
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	399,742	556
*	Guocheng Mining Co. Ltd. Class A	217,475	555
	Hangzhou Dptech Technologies Co. Ltd. Class A	165,700	555
	Bank of Chongqing Co. Ltd. Class A	369,539	555
	Linktel Technologies Co. Ltd. Class A	34,200	554
	Semitronix Corp. Class A	51,400	553
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	205,897	552
	Chow Tai Seng Jewellery Co. Ltd. Class A	281,550	548
	Gansu Energy Chemical Co. Ltd. Class A	1,506,300	548
	Hongrun Construction Group Co. Ltd. Class A	318,600	548
	Hubei Yihua Chemical Industry Co. Ltd. Class A	280,100	547
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	246,752	546
	Hangzhou EZVIZ Network Co. Ltd. Class A	120,444	546
	Shanghai Pret Composites Co. Ltd. Class A	287,564	544
	Focus Technology Co. Ltd. Class A	81,600	544
*	PCI Technology Group Co. Ltd. Class A	563,100	543
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	83,160	543
	Gansu Qilianshan Cement Group Co. Ltd. Class A	500,696	540
	Sumec Corp. Ltd. Class A	339,900	540
	China Tianying Inc. Class A	653,200	539
84

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Weaver Network Technology Co. Ltd. Class A	67,000	539
*	Nanjing Tanker Corp. Class A	1,173,068	539
*	Beijing Relpow Technology Co. Ltd. Class A	145,688	538
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	277,700	538
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	46,706	537
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	450,500	536
	Guangdong Advertising Group Co. Ltd. Class A	447,800	535
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	185,600	533
	China Meidong Auto Holdings Ltd.	2,336,000	531
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	98,640	531
	Wasu Media Holding Co. Ltd. Class A	477,797	530
	Windey Energy Technology Group Co. Ltd. Class A	206,132	529
	Guangdong Mingyang Electric Co. Ltd. Class A	82,100	529
	Guangdong Construction Engineering Group Co. Ltd. Class A	981,600	528
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	145,700	527
	Easy Click Worldwide Network Technology Co. Ltd. Class A	121,100	524
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	71,440	524
	Ningbo Xusheng Group Co. Ltd. Class A	247,190	523
*	Hangjin Technology Co. Ltd. Class A	172,103	522
	Changzhou Fusion New Material Co. Ltd. Class A	62,334	522
	Baowu Magnesium Technology Co. Ltd. Class A	258,800	521
*	Shenzhen Clou Electronics Co. Ltd. Class A	422,700	520
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	519
	CIMC Vehicles Group Co. Ltd. Class A	383,400	518
	Hangzhou Zhongheng Electric Co. Ltd. Class A	145,500	517
*	Merit Interactive Co. Ltd. Class A	100,700	517
	Beijing Dahao Technology Corp. Ltd. Class A	191,620	516
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	967,550	515
	Digiwin Co. Ltd.	69,800	515
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	218,900	514
	Xi'an Triangle Defense Co. Ltd. Class A	142,520	514
	Sunward Intelligent Equipment Co. Ltd. Class A	275,600	513
*	Wondershare Technology Group Co. Ltd. Class A	50,305	513
	Sinofibers Technology Co. Ltd. Class A	113,400	513
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	350,010	513
	Explosive Co. Ltd. Class A	263,800	513
	Wuxi NCE Power Co. Ltd. Class A	97,003	512
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	67,200	512
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	263,400	508
	Eastcompeace Technology Co. Ltd. Class A	149,000	507
*	SOHO China Ltd.	7,139,042	506
	Bank of Lanzhou Co. Ltd. Class A	1,500,470	506
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	143,800	505
	Tibet Mineral Development Co. Ltd. Class A	136,100	503
	ZWSOFT Co. Ltd. Guangzhou Class A	44,367	503
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	741,880	502
	Moon Environment Technology Co. Ltd. Class A	250,510	500
	Shenzhen Hopewind Electric Co. Ltd. Class A	117,594	499
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	110,833	497
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	350,171	496
	Zhuzhou Times New Material Technology Co. Ltd. Class A	241,800	496
	Fangda Special Steel Technology Co. Ltd. Class A	594,088	495
	Jiangzhong Pharmaceutical Co. Ltd. Class A	164,600	495
	Suzhou Secote Precision Electronic Co. Ltd. Class A	73,283	494
	Digital China Holdings Ltd.	1,277,588	493
*	Doushen Beijing Education & Technology Inc. Class A	498,000	493
	Guangdong Taienkang Pharmaceutical Co. Ltd. Class A	109,200	493
	Wuxi Rural Commercial Bank Co. Ltd. Class A	577,100	492
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	142,400	490
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	94,400	490
	Xinhuanet Co. Ltd. Class A	173,840	489
	Kidswant Children Products Co. Ltd. Class A	322,700	489
	Xinyu Iron & Steel Co. Ltd. Class A	825,663	488
*	Beijing BDStar Navigation Co. Ltd. Class A	115,173	488
*	Zhongfu Straits Pingtan Development Co. Ltd. Class A	490,900	488
*	Datang Huayin Electric Power Co. Ltd. Class A	522,100	487
	Gaona Aero Material Co. Ltd. Class A	208,006	484
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,959,600	483
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	219,800	482
	PhiChem Corp. Class A	145,300	479
85

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Henan Yuguang Gold & Lead Co. Ltd. Class A	278,100	479
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	506,900	478
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	358,900	477
	Chengdu CORPRO Technology Co. Ltd. Class A	147,200	476
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	475
*	Forehope Electronic Ningbo Co. Ltd. Class A	105,194	475
	China National Gold Group Gold Jewellery Co. Ltd. Class A	408,000	474
*	Wuhan P&S Information Technology Co. Ltd. Class A	300,400	473
*	Shanghai Milkground Food Tech Co. Ltd. Class A	131,400	473
	Zhewen Interactive Group Co. Ltd. Class A	383,900	472
	MLS Co. Ltd. Class A	384,600	471
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	484,500	471
	Willfar Information Technology Co. Ltd. Class A	90,596	470
	Henan Lingrui Pharmaceutical Co. Class A	147,200	470
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	171,100	469
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	374,028	468
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	468
*	Jishi Media Co. Ltd. Class A	896,000	468
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	467
*	BOE HC SemiTek Corp.	417,000	467
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	544,700	467
	Sino-Platinum Metals Co. Ltd. Class A	199,463	466
	Guobang Pharma Ltd. Class A	145,598	466
*	Shanghai Industrial Development Co. Ltd. Class A	475,900	465
	TDG Holdings Co. Ltd. Class A	320,900	464
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	302,956	463
	Servyou Software Group Co. Ltd. Class A	63,000	463
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	205,800	463
	Jiangsu Shagang Co. Ltd. Class A	568,100	462
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	430,752	462
*	Chongqing Iron & Steel Co. Ltd. Class A	2,149,667	459
	Tongyu Heavy Industry Co. Ltd. Class A	1,059,500	459
*	Suzhou Everbright Photonics Co. Ltd. Class A	45,220	457
	Nanjing Les Information Technology Co. Ltd. Class A	41,426	457
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	31,882	456
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	453,243	455
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	178,570	455
*	Nations Technologies Inc. Class A	138,800	455
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	104,853	455
	Jinko Power Technology Co. Ltd. Class A	923,200	454
	Southern Publishing & Media Co. Ltd. Class A	228,400	454
	Sonoscape Medical Corp. Class A	112,400	453
	Jiangxi Ganyue Expressway Co. Ltd. Class A	602,200	453
*	Shenzhen Mason Technologies Co. Ltd. Class A	204,100	453
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	498,900	452
*	Hainan Haide Capital Management Co. Ltd. Class A	428,398	452
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	328,900	451
	Qianhe Condiment & Food Co. Ltd. Class A	345,594	450
	YGSOFT Inc. Class A	491,242	449
	HBIS Resources Co. Ltd. Class A	170,300	449
	Xiamen Kingdomway Group Co. Class A	157,933	448
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	112,000	448
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	301,500	448
	Guodian Nanjing Automation Co. Ltd. Class A	271,040	448
	Jinlongyu Group Co. Ltd. Class A	102,900	448
*	Nuode New Materials Co. Ltd. Class A	449,292	447
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	112,400	446
	Shenzhen Noposin Crop Science Co. Ltd. Class A	260,100	446
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	180,700	445
	Shanghai Liangxin Electrical Co. Ltd. Class A	297,840	444
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	150,757	444
	Sunstone Development Co. Ltd. Class A	128,200	444
	Shanghai Haixin Group Co. Class B	1,632,328	443
	Xinjiang Communications Construction Group Co. Ltd. Class A	166,300	442
	Huatu Cendes Co. Ltd. Class A	46,840	442
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	397,200	441
	Chongqing Chuanyi Automation Co. Ltd. Class A	134,140	440
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	243,800	439
	Innuovo Technology Co. Ltd. Class A	293,400	438
*	China Express Airlines Co. Ltd. Class A	291,300	437
86

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	96,833	437
	Norinco International Cooperation Ltd. Class A	277,960	437
	Sichuan Injet Electric Co. Ltd. Class A	58,500	435
*	Sanwei Holding Group Co. Ltd. Class A	267,026	435
	Jiangxi Hongcheng Environment Co. Ltd. Class A	337,800	435
*	Guangdong TCL Smart Home Appliances Co. Ltd.	284,300	435
	Shenzhen Sunline Tech Co. Ltd. Class A	208,500	433
	Goldenmax International Group Ltd. Class A	186,900	433
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	300,000	433
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	387,810	432
	Xinjiang Joinworld Co. Ltd. Class A	379,300	432
	Central China Land Media Co. Ltd. Class A	254,200	432
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	644,700	431
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	360,000	431
*	Shanghai STEP Electric Corp. Class A	169,600	431
*	Visionox Technology Inc. Class A	360,600	430
	Changzhou Qianhong Biopharma Co. Ltd. Class A	328,900	430
	Tibet Urban Development & Investment Co. Ltd. Class A	247,727	430
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	121,400	428
*	Archermind Technology Co. Ltd. Class A	55,730	428
*	EFORT Intelligent Robot Co. Ltd.	133,813	428
	Naruida Technology Co. Ltd. Class A	78,214	428
*	Genimous Technology Co. Ltd. Class A	333,000	427
	Shandong Dawn Polymer Co. Ltd. Class A	122,600	427
*	TPV Technology Co. Ltd. Class A	1,168,800	427
*	Zhuhai Zhumian Group Co. Ltd.	456,135	425
*	Bestway Marine & Energy Technology Co. Ltd. Class A	445,900	423
	PNC Process Systems Co. Ltd. Class A	96,940	423
	Ningbo Yongxin Optics Co. Ltd. Class A	29,400	423
	Triumph Science & Technology Co. Ltd. Class A	245,000	423
	Xiamen Xiangyu Co. Ltd. Class A	361,533	422
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	380,400	422
	Anhui Jinhe Industrial Co. Ltd. Class A	149,300	421
	Liaoning Chengda Biotechnology Co. Ltd. Class A	109,013	420
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	120,900	419
	Shenzhen Desay Battery Technology Co. Class A	105,425	416
	Zhejiang Communications Technology Co. Ltd. Class A	708,220	416
*	Xinzhi Group Co. Ltd. Class A	103,400	416
*	Risen Energy Co. Ltd. Class A	274,300	415
	Shenzhen Leaguer Co. Ltd. Class A	320,400	415
	Beijing GeoEnviron Engineering & Technology Inc. Class A	389,926	414
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	53,162	414
	Edifier Technology Co. Ltd. Class A	229,100	413
	NYOCOR Co. Ltd. Class A	527,000	413
	Kunshan Dongwei Technology Co. Ltd. Class A	76,919	412
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	336,600	412
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	259,100	411
	Stanley Agricultural Group Co. Ltd. Class A	300,200	411
	Shanghai Datun Energy Resources Co. Ltd. Class A	211,500	411
	Guomai Technologies Inc. Class A	258,500	410
	Eastern Communications Co. Ltd. Class A	222,400	409
	Xianhe Co. Ltd. Class A	127,300	409
	Chengdu RML Technology Co. Ltd. Class A	63,273	409
*	Shanghai Anlogic Infotech Co. Ltd. Class A	103,520	409
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	108,900	409
	Jiangsu ToLand Alloy Co. Ltd. Class A	105,790	407
	Beijing Wandong Medical Technology Co. Ltd. Class A	181,800	406
	Beijing Haohua Energy Resource Co. Ltd. Class A	374,500	406
*	COFCO Biotechnology Co. Ltd. Class A	485,623	405
	Shenzhen Microgate Technology Co. Ltd. Class A	227,300	405
	Shandong Dongyue Silicone Material Co. Ltd. Class A	310,400	405
	Qingdao Haier Biomedical Co. Ltd. Class A	82,382	403
	Mehow Innovative Ltd. Class A	122,180	403
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	521,898	402
	China CAMC Engineering Co. Ltd. Class A	334,900	401
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	217,700	400
*	Insigma Technology Co. Ltd. Class A	266,000	400
	FESCO Group Co. Ltd. Class A	149,700	399
	CECEP Environmental Protection Co. Ltd. Class A	451,900	399
	Gansu Shangfeng Cement Co. Ltd. Class A	250,820	398
87

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	398
	Xiamen King Long Motor Group Co. Ltd. Class A	187,000	398
	Shanghai Yaoji Technology Co. Ltd. Class A	108,300	395
*	C*Core Technology Co. Ltd. Class A	88,600	394
*	Xian International Medical Investment Co. Ltd. Class A	583,371	393
	Anhui Guangxin Agrochemical Co. Ltd. Class A	238,576	393
	Jiangsu Guomao Reducer Co. Ltd. Class A	170,979	393
	Sinocare Inc. Class A	147,000	391
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	91,627	391
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	249,200	390
	Jiaze Renewables Co. Ltd.	632,800	390
*,3	NetEase Cloud Music Inc.	12,550	390
	Lianhe Chemical Technology Co. Ltd. Class A	234,200	389
	JSTI Group Class A	328,600	389
	China Railway Special Cargo Logistics Co. Ltd. Class A	658,000	389
*	CITIC Guoan Information Industry Co. Ltd. Class A	1,013,000	388
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	47,444	388
*	Toyou Feiji Electronics Co. Ltd. Class A	126,500	387
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	133,900	387
*,1	Gemdale Properties & Investment Corp. Ltd.	17,100,000	386
	Sichuan Expressway Co. Ltd. Class A	479,371	386
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	529,660	386
	Wuhan East Lake High Technology Group Co. Ltd. Class A	279,000	386
*	Sinodata Co. Ltd. Class A	88,700	385
	Kailuan Energy Chemical Co. Ltd. Class A	419,300	385
	Jiangxi Ganneng Co. Ltd. Class A	254,624	384
	New Guomai Digital Culture Co. Ltd. Class A	195,900	384
*	Beijing Watertek Information Technology Co. Ltd. Class A	443,900	383
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	509,800	383
	Jiangsu Yunyi Electric Co. Ltd. Class A	224,400	382
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	974,100	381
	Changjiang Publishing & Media Co. Ltd. Class A	309,100	381
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	401,540	380
*	HyUnion Holding Co. Ltd. Class A	301,500	379
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	379
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	112,815	379
*	Hymson Laser Technology Group Co. Ltd. Class A	62,587	379
	Shanghai Fortune Techgroup Co. Ltd. Class A	132,100	378
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	200,900	377
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	188,700	376
*	North Electro-Optic Co. Ltd. Class A	149,900	376
	Fujian Boss Software Development Co. Ltd. Class A	195,800	375
	China Science Publishing & Media Ltd. Class A	136,800	375
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	354,700	374
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	434,900	374
	Zhejiang Jingu Co. Ltd. Class A	256,500	373
	China Bester Group Telecom Co. Ltd. Class A	112,500	372
	China Publishing & Media Co. Ltd. Class A	384,800	371
	Guangdong Tapai Group Co. Ltd. Class A	311,100	370
	Aotecar New Energy Technology Co. Ltd. Class A	827,100	370
	Hsino Tower Group Co. Ltd. Class A	604,700	370
	Lier Chemical Co. Ltd. Class A	206,880	369
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	44,038	368
	Henan Zhongyuan Expressway Co. Ltd. Class A	574,600	368
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	120,600	368
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	199,400	368
	Shenma Industry Co. Ltd. Class A	262,600	367
	Telling Telecommunication Holding Co. Ltd. Class A	258,400	366
*	Beijing eGOVA Co. Ltd. Class A	159,173	366
	Jingjin Equipment Inc. Class A	170,489	366
	First Tractor Co. Ltd. Class A	198,892	365
	Jinhui Liquor Co. Ltd. Class A	130,700	365
	Zhongmin Energy Co. Ltd. Class A	500,000	365
	Guangzhou Restaurant Group Co. Ltd. Class A	152,160	364
	Henan Liliang Diamond Co. Ltd. Class A	67,400	364
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	287,410	363
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	332,894	363
	Jinhong Gas Co. Ltd. Class A	127,291	363
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	86,471	362
	Jinlei Technology Co. Ltd. Class A	87,900	362
88

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	76,700	362
*	Beijing Haixin Energy Technology Co. Ltd. Class A	628,100	361
	Sanquan Food Co. Ltd. Class A	230,274	361
	Chengdu Kanghua Biological Products Co. Ltd. Class A	33,300	361
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	248,600	361
*	Beijing Jingyuntong Technology Co. Ltd. Class A	622,100	359
*	Minmetals Development Co. Ltd. Class A	278,946	359
	Shanghai Haohai Biological Technology Co. Ltd. Class A	49,910	358
	Jade Bird Fire Co. Ltd. Class A	227,560	358
	Fujian Expressway Development Co. Ltd. Class A	712,200	358
*	CSG Smart Science&Technology Co. Ltd. Class A	202,400	357
	FAWER Automotive Parts Co. Ltd. Class A	451,902	357
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	121,000	357
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	279,600	357
	Shinva Medical Instrument Co. Ltd. Class A	163,160	356
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	132,300	356
	Shenzhen Hello Tech Energy Co. Ltd. Class A	41,373	355
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	165,000	355
	Changzheng Engineering Technology Co. Ltd. Class A	132,800	354
	Beijing Lier High-temperature Materials Co. Ltd. Class A	306,100	354
	Amoy Diagnostics Co. Ltd. Class A	110,120	353
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	127,100	353
	KPC Pharmaceuticals Inc. Class A	184,000	352
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	140,092	352
	City Development Environment Co. Ltd. Class A	167,120	351
	Tongyu Communication Inc. Class A	134,130	350
	Shenzhen Click Technology Co. Ltd. Class A	132,300	350
*	Harbin Pharmaceutical Group Co. Ltd. Class A	679,775	350
	Wuxi Boton Technology Co. Ltd. Class A	106,600	349
	Zhongyuan Environment-Protection Co. Ltd. Class A	281,277	348
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	242,800	347
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	166,041	347
	Chengzhi Co. Ltd. Class A	321,800	346
	Sinomach Automobile Co. Ltd. Class A	393,800	345
	Chengdu Guoguang Electric Co. Ltd. Class A	27,312	344
*	Shenzhen Baoming Technology Co. Ltd. Class A	45,600	344
*	Shanghai Medicilon Inc. Class A	34,661	343
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	51,520	342
	Sinosteel Engineering & Technology Co. Ltd. Class A	378,600	341
	Fujian Longxi Bearing Group Co. Ltd. Class A	102,600	341
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	131,897	340
	IReader Technology Co. Ltd. Class A	116,100	339
*	Global Infotech Co. Ltd. Class A	113,600	339
	Sino Biological Inc. Class A	31,783	339
*	Gosuncn Technology Group Co. Ltd. Class A	414,300	338
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	337
	Arctech Solar Holding Co. Ltd. Class A	55,972	337
	Rianlon Corp. Class A	59,700	336
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	185,300	336
*	Guoguang Electric Co. Ltd. Class A	150,500	336
*	Beijing VRV Software Corp. Ltd. Class A	382,200	335
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	335
*	Henan Yuneng Holdings Co. Ltd. Class A	394,700	335
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	148,800	335
	Guizhou Tyre Co. Ltd. Class A	477,192	335
	Motic Xiamen Electric Group Co. Ltd. Class A	135,300	334
*	Henan Huanghe Whirlwind Co. Ltd. Class A	369,600	334
	EIT Environmental Development Group Co. Ltd. Class A	102,300	333
*	Guangdong DFP New Material Group Co. Ltd.	486,300	333
	Renhe Pharmacy Co. Ltd. Class A	379,800	332
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	329,600	332
	Hunan Friendship & Apollo Commercial Co. Ltd. Class A	356,500	332
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	289,900	332
*,2	Shenzhen Gongjin Electronics Co. Ltd. Class A	202,100	331
	Biem.L.Fdlkk Garment Co. Ltd. Class A	147,480	331
*	Bright Real Estate Group Co. Ltd. Class A	572,800	331
	Kuangda Technology Group Co. Ltd. Class A	378,300	330
*	Suzhou Jinfu Technology Co. Ltd. Class A	298,600	330
	Shandong Lukang Pharma Class A	233,800	329
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	164,500	328
89

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	China Reform Health Management & Services Group Co. Ltd. Class A	234,300	327
	Anhui Huaheng Biotechnology Co. Ltd. Class A	64,837	327
	Befar Group Co. Ltd. Class A	538,100	327
	Shenzhen Center Power Tech Co. Ltd. Class A	101,100	326
	Jiangsu Gian Tachnology Co. Ltd. Class A	48,400	326
	Shanghai Runda Medical Technology Co. Ltd. Class A	137,900	326
*	Anhui Tatfook Technology Co. Ltd. Class A	199,884	326
*	Kingsignal Technology Co. Ltd. Class A	176,800	326
	Shenzhen YHLO Biotech Co. Ltd. Class A	154,444	326
	Guotai Epoint Software Co. Ltd. Class A	84,882	325
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	22,839	324
	Edan Instruments Inc. Class A	165,900	323
	Foran Energy Group Co. Ltd. Class A	188,036	322
*	Client Service International Inc. Class A	128,600	322
	Suzhou Oriental Semiconductor Co. Ltd. Class A	31,511	322
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	537,100	322
	Chongqing Road & Bridge Co. Ltd. Class A	338,800	322
*	Bio-Thera Solutions Ltd. Class A	82,746	322
*	Nanfang Zhongjin Environment Co. Ltd. Class A	512,000	321
	Lancy Co. Ltd. Class A	116,000	321
*	AECC Aero Science & Technology Co. Ltd. Class A	85,000	321
	Jangho Group Co. Ltd. Class A	293,800	320
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	85,900	320
	263 Network Communication Co. Ltd. Class A	353,900	319
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	201,100	319
	Black Peony Group Co. Ltd. Class A	265,440	319
	Beijing Strong Biotechnologies Inc. Class A	165,600	318
	Sunflower Pharmaceutical Group Co. Ltd. Class A	154,871	318
	PharmaBlock Sciences Nanjing Inc. Class A	53,000	318
*	Geo-Jade Petroleum Corp. Class A	953,300	318
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	179,200	317
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	209,000	317
	Tayho Advanced Materials Group Co. Ltd. Class A	223,000	315
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	236,298	315
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	79,100	314
	Jiang Su Suyan Jingshen Co. Ltd. Class A	207,600	314
	Yotrio Group Co. Ltd. Class A	577,500	313
*	Konka Group Co. Ltd. Class A	410,200	313
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	239,300	313
	Riyue Heavy Industry Co. Ltd. Class A	153,200	313
	Qingdao Gaoce Technology Co. Ltd. Class A	194,425	313
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	81,400	312
	Appotronics Corp. Ltd. Class A	122,924	312
	Solareast Holdings Co. Ltd. Class A	219,300	312
	China Railway Tielong Container Logistics Co. Ltd. Class A	341,200	310
	Mesnac Co. Ltd. Class A	255,400	310
	Shanghai Baosteel Packaging Co. Ltd. Class A	398,700	310
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	232,100	309
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	355,500	309
*	Fujian Snowman Group Co. Ltd. Class A	198,700	309
	JS Corrugating Machinery Co. Ltd. Class A	176,000	309
*	Hongbo Co. Ltd. Class A	122,800	309
	Huadian Heavy Industries Co. Ltd. Class A	296,200	309
	Guangzhou Guangri Stock Co. Ltd. Class A	225,900	309
	Hanyu Group Joint-Stock Co. Ltd. Class A	154,500	309
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	175,460	308
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	146,300	308
	Wuxi Paike New Materials Technology Co. Ltd. Class A	31,400	308
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	213,440	307
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	327,500	307
	East China Engineering Science & Technology Co. Ltd. Class A	186,300	307
*	Shaanxi Fenghuo Electronics Co. Ltd. Class A	198,800	306
*	Beijing SuperMap Software Co. Ltd. Class A	125,000	305
	Anhui Construction Engineering Group Co. Ltd. Class A	457,300	305
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	135,100	305
	Vats Liquor Chain Store Management JSC Ltd. Class A	104,100	304
	DLG Exhibitions & Events Corp. Ltd. Class A	190,040	303
*	Piesat Information Technology Co. Ltd. Class A	69,821	302
	Guangdong Vanward New Electric Co. Ltd. Class A	185,800	302
	CQ Pharmaceutical Holding Co. Ltd. Class A	398,800	301
90

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Lushang Freda Pharmaceutical Co. Ltd. Class A	274,200	300
*	China Fortune Land Development Co. Ltd. Class A	1,002,800	300
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	128,900	300
	Beyondsoft Corp. Class A	156,000	299
	Shanghai Zhezhong Group Co. Ltd. Class A	118,400	299
	Dazhong Transportation Group Co. Ltd. Class A	358,100	297
	Streamax Technology Co. Ltd. Class A	45,700	297
	Toread Holdings Group Co. Ltd. Class A	225,800	297
*	Jiangsu General Science Technology Co. Ltd. Class A	475,300	297
	Fujian Apex Software Co. Ltd. Class A	53,340	297
	CTS International Logistics Corp. Ltd. Class A	340,580	296
	Foshan Electrical & Lighting Co. Ltd. Class A	333,300	295
	Changshu Tianyin Electromechanical Co. Ltd. Class A	114,000	295
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	295
	Yunnan Energy Investment Co. Ltd. Class A	172,200	294
	Qiming Information Technology Co. Ltd. Class A	105,800	293
	Shanghai Baolong Automotive Corp. Class A	55,400	293
	Sunyard Technology Co. Ltd. Class A	119,700	293
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	292
	Huafu Fashion Co. Ltd. Class A	434,500	292
	Sino Wealth Electronic Ltd. Class A	76,129	292
	Shanghai Pudong Construction Co. Ltd. Class A	257,355	292
	Longhua Technology Group Luoyang Co. Ltd. Class A	246,800	292
	Fujian Qingshan Paper Industry Co. Ltd. Class A	580,100	292
*	Top Energy Co. Ltd. Shanxi Class A	343,200	292
	Suning Universal Co. Ltd. Class A	812,700	291
*	INKON Life Technology Co. Ltd. Class A	193,400	290
*	Hainan Haiyao Co. Ltd. Class A	337,000	290
	Northeast Pharmaceutical Group Co. Ltd. Class A	371,000	289
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	289
*	Tellhow Sci-Tech Co. Ltd. Class A	220,800	289
	Center International Group Co. Ltd. Class A	137,300	289
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	182,800	287
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	287
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	325,800	287
*	Guizhou Zhongyida Co. Ltd. Class A	182,000	287
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	187,000	287
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	128,400	286
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	250,000	286
	Shandong Jinjing Science & Technology Co. Ltd. Class A	387,300	286
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	435,380	285
	Xinxiang Chemical Fiber Co. Ltd. Class A	463,800	285
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	104,400	283
	Hangzhou Weiguang Electronic Co. Ltd. Class A	56,300	283
*	Transwarp Technology Shanghai Co. Ltd. Class A	30,980	283
	Cheng De Lolo Co. Ltd. Class A	216,400	281
*	China High Speed Railway Technology Co. Ltd. Class A	693,800	281
	Unilumin Group Co. Ltd. Class A	269,800	280
*	Yibin Tianyuan Group Co. Ltd. Class A	339,150	278
*	Chengdu ALD Aviation Manufacturing Corp. Class A	75,454	278
	Beijing CTJ Information Technology Co. Ltd. Class A	88,543	278
	Yueyang Forest & Paper Co. Ltd. Class A	443,900	278
	Shenzhen Changhong Technology Co. Ltd. Class A	143,600	277
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	544,900	277
	Shenzhen Invt Electric Co. Ltd. Class A	218,400	277
*	Wuxi Huadong Heavy Machinery Co. Ltd. Class A	259,800	277
	Bear Electric Appliance Co. Ltd. Class A	40,700	276
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	144,300	275
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	368,622	275
*	New Journey Health Technology Group Co. Ltd. Class A	873,100	275
	China Sports Industry Group Co. Ltd. Class A	210,700	275
	Xiamen Port Development Co. Ltd. Class A	187,400	275
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	275,579	274
	FSPG Hi-Tech Co. Ltd. Class A	249,700	274
*	Guizhou Zhenhua E Chem Inc. Class A	131,135	273
	Changchun Faway Automobile Components Co. Ltd. Class A	204,360	271
	Chengdu Hongqi Chain Co. Ltd. Class A	349,600	270
	Zhejiang Hangmin Co. Ltd. Class A	268,800	270
	Ningxia Western Venture Industrial Co. Ltd. Class A	370,400	269
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	279,500	269
91

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Luoniushan Co. Ltd. Class A	259,601	268
*	Feitian Technologies Co. Ltd. Class A	107,900	268
	Shenzhen Tagen Group Co. Ltd. Class A	500,900	267
	Focused Photonics Hangzhou Inc. Class A	114,200	267
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	53,900	267
	Zhongtong Bus Holding Co. Ltd. Class A	161,800	267
	Hangzhou Advance Gearbox Group Co. Ltd. Class A	104,500	267
	Tianjin Teda Co. Ltd. Class A	444,900	266
	YanTai Shuangta Food Co. Ltd. Class A	337,300	266
*	Anyang Iron & Steel Inc. Class A	746,700	266
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	141,300	265
*	Baotailong New Materials Co. Ltd. Class A	495,900	265
	Bros Eastern Co. Ltd. Class A	352,800	265
	Wushang Group Co. Ltd. Class A	188,173	264
	Zhejiang Vie Science & Technology Co. Ltd. Class A	134,600	264
	Hainan Expressway Co. Ltd. Class A	253,400	264
	Bmc Medical Co. Ltd. Class A	23,020	263
	Sanjiang Shopping Club Co. Ltd. Class A	134,900	263
	Hangzhou Onechance Tech Corp. Class A	61,200	262
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	262
	Nanjing Vazyme Biotech Co. Ltd. Class A	79,272	262
	Huangshan Novel Co. Ltd. Class A	162,900	262
	Orient International Enterprise Ltd. Class A	222,500	262
*	Hiconics Eco-energy Technology Co. Ltd. Class A	310,900	261
	Shenzhen Xinyichang Technology Co. Ltd. Class A	26,480	261
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	260
	Shanxi Blue Flame Holding Co. Ltd. Class A	255,500	260
	Xiamen Jihong Technology Co. Ltd. Class A	99,300	260
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	99,540	260
*	Jiangsu Zongyi Co. Ltd. Class A	334,700	260
*	Beijing Aerospace Changfeng Co. Ltd. Class A	120,600	260
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	259
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	304,900	259
*	Sun Create Electronics Co. Ltd. Class A	69,900	259
	Shanghai Xinhua Media Co. Ltd. Class A	267,800	259
	China CYTS Tours Holding Co. Ltd. Class A	189,300	258
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	46,800	258
	Changchun BCHT Biotechnology Co. Ltd. Class A	83,793	258
*	ABA Chemicals Corp. Class A	252,300	258
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	287,600	258
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	413,600	258
	Nanjing Sciyon Wisdom Technology Group Co. Ltd. Class A	61,100	258
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	97,200	257
*	Beijing Philisense Technology Co. Ltd. Class A	326,200	257
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	143,600	257
	Wellhope Foods Co. Ltd. Class A	238,000	257
*	Sinopec Oilfield Equipment Corp. Class A	251,200	257
	Hunan Aihua Group Co. Ltd. Class A	105,543	256
*	Shunfa Hengneng Corp. Class A	582,900	256
	Jiangsu Lianyungang Port Co. Ltd. Class A	317,400	256
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	55,651	255
	Ligao Foods Co. Ltd. Class A	43,500	255
	Nanjing Cosmos Chemical Co. Ltd. Class A	132,140	255
	Xiangyu Medical Co. Ltd. Class A	33,477	255
	Guangdong Goworld Co. Ltd. Class A	139,300	254
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	254
	Yechiu Metal Recycling China Ltd. Class A	576,400	254
*	RiseSun Real Estate Development Co. Ltd. Class A	1,113,700	252
	Xiamen International Airport Co. Ltd. Class A	105,628	251
*	Beijing Join-Cheer Software Co. Ltd. Class A	226,000	250
	Hualan Biological Bacterin Inc. Class A	81,100	250
*	Anhui Golden Seed Winery Co. Ltd. Class A	171,200	250
	Guangxi Wuzhou Communications Co. Ltd. Class A	416,600	249
	Sumavision Technologies Co. Ltd. Class A	312,800	248
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	248
	Wencan Group Co. Ltd. Class A	81,697	248
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	104,100	248
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	127,500	247
*	Huayi Brothers Media Corp. Class A	700,800	247
	Nanjing Pharmaceutical Co. Ltd. Class A	347,500	247
92

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	MYS Group Co. Ltd. Class A	405,400	246
*	UTour Group Co. Ltd. Class A	249,200	246
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	648,500	245
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	116,692	245
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	462,500	245
	Jiajiayue Group Co. Ltd. Class A	161,300	244
	Hangzhou Sunrise Technology Co. Ltd. Class A	111,700	244
*	B-Soft Co. Ltd. Class A	361,930	242
	M-Grass Ecology & Environment Group Co. Ltd. Class A	412,900	242
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	242
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	679,600	241
	Jiangsu Huaxicun Co. Ltd. Class A	230,300	241
	Hangxiao Steel Structure Co. Ltd. Class A	633,200	241
	Guangxi LiuYao Group Co. Ltd. Class A	91,900	241
*	Shenzhen Jinjia Group Co. Ltd. Class A	382,400	240
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	166,760	240
*	Guangdong Yowant Technology Group Co. Ltd. Class A	258,300	240
	Hubei Chutian Smart Communication Co. Ltd. Class A	420,400	240
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	239
	Xilinmen Furniture Co. Ltd. Class A	99,600	239
	Shenzhen Heungkong Holding Co. Ltd. Class A	814,500	239
	Chongqing Port Co. Ltd. Class A	313,200	239
*	NSFOCUS Technologies Group Co. Ltd. Class A	204,300	238
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	223,200	238
*	Guang Dong Tloong Technology Group Co. Ltd. Class A	194,300	238
	Winall Hi-Tech Seed Co. Ltd. Class A	190,450	237
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	273,600	237
*	Tongding Interconnection Information Co. Ltd. Class A	320,600	236
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	236
*	Sino GeoPhysical Co. Ltd. Class A	83,000	235
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	133,900	235
	Shanghai Bright Meat Group Co. Ltd. Class A	245,991	235
	Beijing Sanyuan Foods Co. Ltd. Class A	344,900	235
*	Truking Technology Ltd. Class A	148,900	234
	Changhong Meiling Co. Ltd. Class A	239,300	234
*	Huludao Zinc Industry Co. Class A	429,600	234
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	170,300	233
*	YaGuang Technology Group Co. Ltd. Class A	280,200	233
	5I5J Holding Group Co. Ltd. Class A	574,100	232
	Guizhou Gas Group Corp. Ltd. Class A	233,900	232
	Wuhan Keqian Biology Co. Ltd. Class A	101,982	232
*	Hunan New Wellful Co. Ltd. Class A	262,300	232
	Changshu Fengfan Power Equipment Co. Ltd. Class A	341,200	230
	Shandong New Beiyang Information Technology Co. Ltd. Class A	209,100	229
	Suzhou Good-Ark Electronics Co. Ltd. Class A	159,000	229
	Shandong Bohui Paper Industrial Co. Ltd. Class A	327,058	229
	Time Publishing & Media Co. Ltd. Class A	176,960	229
*	Henan Ancai Hi-Tech Co. Ltd. Class A	283,000	229
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	298,100	228
*	Shenyang Jinbei Automotive Co. Ltd. Class A	348,100	228
*	Yijiahe Technology Co. Ltd. Class A	52,800	227
	Bafang Electric Suzhou Co. Ltd. Class A	57,608	227
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	186,700	226
	Luyang Energy-Saving Materials Co. Ltd.	135,266	226
*	KBC Corp. Ltd. Class A	50,984	226
	Ningxia Building Materials Group Co. Ltd. Class A	119,700	226
*	Shanxi Guoxin Energy Corp. Ltd. Class A	454,280	226
*	Beijing Thunisoft Corp. Ltd. Class A	199,900	225
	Rainbow Digital Commercial Co. Ltd. Class A	296,800	225
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	443,300	225
	Jiangsu Changbao Steeltube Co. Ltd. Class A	244,900	225
	China Television Media Ltd. Class A	99,900	225
*	China Aluminum International Engineering Corp. Ltd. Class A	300,700	224
	Canny Elevator Co. Ltd. Class A	215,900	223
	Three's Co. Media Group Co. Ltd. Class A	55,034	223
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	236,320	223
*	Phenix Optical Co. Ltd. Class A	72,400	222
	Tungkong Inc. Class A	134,200	220
	Shenzhen Tellus Holding Co. Ltd. Class A	86,400	220
	Shenzhen Textile Holdings Co. Ltd. Class A	115,200	219
93

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Beijing Sinohytec Co. Ltd. Class A	51,675	218
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	218
	Shanghai Jin Jiang Online Network Service Co. Ltd. Class A	99,200	218
	Bestsun Energy Co. Ltd. Class A	366,000	217
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	217
*	China Union Holdings Ltd. Class A	374,800	216
	Newcapec Electronics Co. Ltd. Class A	122,800	216
	Dashang Co. Ltd. Class A	86,086	213
	Dongfeng Electronic Technology Co. Ltd. Class A	121,300	213
	Puyang Refractories Group Co. Ltd. Class A	261,400	213
	Guizhou Guihang Automotive Components Co. Ltd. Class A	104,000	212
	Guangxi Energy Co. Ltd. Class A	383,800	212
*	Beijing Global Safety Technology Co. Ltd. Class A	62,600	211
*	Jilin Yatai Group Co. Ltd. Class A	787,400	211
	Shenzhen Topway Video Communication Co. Ltd. Class A	176,300	210
*	DBAPP Security Ltd. Class A	26,138	210
	Beijing Fengjing Automotive Parts Co. Ltd.	388,900	209
*	Beken Corp. Class A	38,800	209
*	Beijing Baination Pictures Co. Ltd. Class A	237,700	209
	Guangdong Shirongzhaoye Co. Ltd. Class A	227,000	209
	Duolun Technology Corp. Ltd. Class A	170,700	209
*	Suzhou Chunxing Precision Mechanical Co. Ltd. Class A	288,400	208
	Keshun Waterproof Technologies Co. Ltd. Class A	295,400	208
	Haining China Leather Market Co. Ltd. Class A	321,700	207
	Xuchang Yuandong Drive Shaft Co. Ltd. Class A	188,000	207
	Qianjiang Water Resources Development Co. Ltd. Class A	151,400	207
	Jinneng Science&Technology Co. Ltd. Class A	234,000	206
	Guangdong Guanhao High-Tech Co. Ltd. Class A	450,000	206
	Emei Shan Tourism Co. Ltd. Class A	117,100	206
*	Anhui Guofeng New Materials Co. Ltd. Class A	230,700	206
	AUCMA Co. Ltd. Class A	206,400	206
*	Bright Eye Hospital Group Co. Ltd. Class A	38,700	204
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	390,000	204
*	Jiangsu Hongdou Industrial Co. Ltd. Class A	558,000	204
*	Eastone Century Technology Co. Ltd. Class A	239,800	204
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	88,000	203
	Anhui Korrun Co. Ltd. Class A	62,100	203
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	250,500	203
*	Lingyuan Iron & Steel Co. Ltd. Class A	614,700	203
	Ningbo Cixing Co. Ltd. Class A	203,300	203
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	164,700	202
	Vatti Corp. Ltd. Class A	223,300	201
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	72,900	201
*	Hanwang Technology Co. Ltd. Class A	61,600	201
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	113,500	201
*	Blue Sail Medical Co. Ltd. Class A	258,499	200
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	233,100	199
	Liaoning Energy Industry Co. Ltd. Class A	346,300	199
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	52,894	198
	Shandong Sunway Chemical Group Co. Ltd. Class A	168,700	198
	Zhejiang Yasha Decoration Co. Ltd. Class A	346,900	197
	Fuan Pharmaceutical Group Co. Ltd. Class A	311,200	197
*	VanJee Technology Co. Ltd. Class A	54,600	197
*	Jiangsu Transimage Technology Co. Ltd. Class A	75,300	197
	CITIC Press Corp. Class A	47,600	196
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	151,400	196
*	China Agriculture Development Seed Group Co. Ltd. Class A	217,300	196
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	229,700	194
	Goldcard Smart Group Co. Ltd. Class A	94,300	193
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	259,500	193
	Hongli Zhihui Group Co. Ltd. Class A	185,500	193
	ZhongYeDa Electric Co. Ltd. Class A	140,200	193
	Shenzhen Guangju Energy Co. Ltd. Class A	118,600	193
	Fujian Dongbai Group Co. Ltd. Class A	221,900	193
*	Top Resource Energy Co. Ltd. Class A	230,300	192
*	Marssenger Kitchenware Co. Ltd. Class A	109,200	192
*	Hubei Century Network Technology Co. Ltd. Class A	106,000	192
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	66,400	192
*	Beijing Hualian Department Store Co. Ltd. Class A	704,000	192
*	Shenzhen Rapoo Technology Co. Ltd. Class A	71,800	192
94

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	81,100	190
	Guangdong Shaoneng Group Co. Ltd. Class A	260,500	189
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	118,500	189
	Zhejiang Tony Electronic Co. Ltd. Class A	62,000	189
	Shenzhen Topraysolar Co. Ltd. Class A	368,700	189
	CCS Supply Chain Management Co. Ltd. Class A	279,700	188
*	Long Yuan Construction Group Co. Ltd. Class A	399,900	187
	Cangzhou Dahua Co. Ltd. Class A	107,900	187
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	184,900	187
	Bestore Co. Ltd. Class A	105,400	184
	Zhuhai Huajin Capital Co. Ltd. Class A	89,200	184
	Joeone Co. Ltd. Class A	141,300	183
	Zhejiang Meida Industrial Co. Ltd. Class A	172,700	181
	Zhuhai Port Co. Ltd. Class A	233,300	181
	Era Co. Ltd. Class A	301,200	180
	Hangzhou Jiebai Group Co. Ltd. Class A	174,193	180
*	Shenzhen Properties & Resources Development Group Ltd. Class A	114,000	179
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	115,600	179
*	Wutong Holding Group Co. Ltd. Class A	270,700	178
*	World Union Group Inc. Class A	542,100	177
	Shandong Head Co. Ltd. Class A	96,600	177
	Yabao Pharmaceutical Group Co. Ltd. Class A	186,100	176
	Wenfeng Great World Chain Development Corp. Class A	471,700	176
	Ningbo Peacebird Fashion Co. Ltd. Class A	86,700	175
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	294,600	175
	Shanghai New World Co. Ltd. Class A	166,400	175
*	China Wuyi Co. Ltd. Class A	411,700	174
*	Rongan Property Co. Ltd. Class A	627,500	173
*	Zhongbai Holdings Group Co. Ltd. Class A	171,200	173
*	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	62,100	172
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	45,500	172
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	133,400	171
*	Guangdong Meiyan Jixiang Hydropower Co. Ltd. Class A	412,100	168
	Shenzhen Comix Group Co. Ltd. Class A	184,600	167
	Baoxiniao Holding Co. Ltd. Class A	301,900	167
	Qingdao Citymedia Co. Ltd. Class A	175,200	167
	Gansu Yasheng Industrial Group Co. Ltd. Class A	381,700	166
*	Heilongjiang Interchina Water Treatment Co. Ltd. Class A	420,700	165
*	Dongjiang Environmental Co. Ltd. Class A	234,249	164
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	163
	Huangshan Tourism Development Co. Ltd. Class A	102,500	163
	Shandong Xiantan Co. Ltd. Class A	182,600	162
*	Inspur Software Co. Ltd. Class A	67,500	161
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	198,200	161
*	Cybrid Technologies Inc. Class A	97,800	161
	Beijing Jiaxun Feihong Electrical Co. Ltd. Class A	122,500	161
*	Triumph New Energy Co. Ltd. Class A	102,500	160
*	Tangrenshen Group Co. Ltd. Class A	235,300	158
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	55,880	154
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	213,500	150
	Shanghai Hile Bio-Technology Co. Ltd. Class A	145,300	140
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	69,800	139
[3]	Meitu Inc.	124,000	138
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	207,900	135
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	133
*	CMGE Technology Group Ltd.	2,599,200	132
*	Hengdian Entertainment Co. Ltd. Class A	58,900	132
	Shanxi Coking Co. Ltd. Class A	218,200	131
	Whirlpool China Co. Ltd. Class A	87,600	127
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A (XSSC)	83,400	109
*	Shandong Longda Meishi Co. Ltd. Class A	154,100	104
	Helens International Holdings Co. Ltd.	807,000	104
*	Beijing North Star Co. Ltd. Class A	346,200	92
*,2	China South City Holdings Ltd.	5,948,000	82
*	Beijing North Star Co. Ltd. Class H	694,000	78
*	Golden Solar New Energy Technology Holdings Ltd.	380,004	63
*,2	Orient Group Inc. Class A	831,200	42
*	JinJian Cereals Industry Co. Ltd. Class A	31,100	30
	China Kepei Education Group Ltd.	134,000	25
	Eastern Communications Co. Ltd. Class B	36,850	16
95

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	China Fishery Group Ltd.	578,512	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	—
*,2	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
*,2	Guangdong Highsun Group Co. Ltd. Class A	631,300	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	—
*,2	Blivex Energy Technology Co. Ltd. Class A	1,301,479	—
*,2	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	—
			892,511
Czech Republic (0.0%)
	Doosan Skoda Power AS	35,139	757
Denmark (2.0%)
*	NKT A/S	194,742	21,800
	Ringkjoebing Landbobank A/S	89,541	20,250
*	Zealand Pharma A/S	255,576	20,235
	Jyske Bank A/S (Registered)	153,451	18,036
	ISS A/S	527,146	16,615
*	ALK-Abello A/S	478,659	15,790
	Sydbank A/S	179,916	15,360
	Royal Unibrew A/S	181,720	13,734
	FLSmidth & Co. A/S	175,254	13,649
*,1	Bavarian Nordic A/S	288,526	10,661
*	GN Store Nord A/S	471,979	8,265
	Ambu A/S Class B	488,876	7,604
*,3	Netcompany Group A/S	151,196	7,555
	Chemometec A/S	61,130	7,471
	Alm Brand A/S	2,631,213	7,405
	Per Aarsleff Holding A/S	61,902	7,029
[1]	TORM plc Class A	208,071	4,488
	Schouw & Co. A/S	43,069	3,960
	D/S Norden A/S	66,206	2,646
[3]	Scandinavian Tobacco Group A/S	189,902	2,518
	UIE plc	46,376	2,255
*	NTG Nordic Transport Group A/S	56,839	1,604
*	Dfds A/S	108,264	1,526
[1]	Gubra A/S	18,503	1,227
			231,683
Egypt (0.1%)
*	Eastern Co. SAE	4,508,032	4,293
	Talaat Moustafa Group	2,655,828	3,234
*	EFG Holding SAE	4,010,386	2,389
	Telecom Egypt Co.	1,887,042	2,001
*	Fawry for Banking & Payment Technology Services SAE	5,797,014	1,792
*	U Consumer Finance	847,016	152
			13,861
Finland (0.9%)
	Konecranes OYJ	233,503	23,049
	Mandatum OYJ	1,547,917	11,102
	Huhtamaki OYJ	314,757	10,578
	Kemira OYJ	409,949	9,023
	Hiab OYJ	130,524	7,228
*	Kojamo OYJ	543,280	6,583
	TietoEVRY OYJ (XHEL)	301,109	6,463
	Kalmar OYJ Class B	130,971	5,426
	Outokumpu OYJ	1,179,892	5,075
[1]	Nokian Renkaat OYJ	432,040	4,357
[3]	Terveystalo OYJ	272,742	2,934
	Sanoma OYJ	235,568	2,879
*	QT Group OYJ	62,790	2,573
	Revenio Group OYJ	75,721	2,113
	Metsa Board OYJ Class B	524,265	1,778
	Tokmanni Group Corp.	168,912	1,670
*	YIT OYJ	459,038	1,552
	TietoEVRY OYJ	56,975	1,213
	Finnair OYJ	315,114	1,035
96

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Citycon OYJ	285,808	970
			107,601
France (2.8%)
	Gaztransport Et Technigaz SA	133,501	26,437
	Technip Energies NV	542,690	22,052
	Nexans SA	137,261	19,327
	Elis SA	657,330	18,306
	Vallourec SACA	589,527	10,991
	Valeo SE	754,821	10,436
	SES SA	1,321,695	10,127
	Rubis SCA	261,725	9,504
	Alten SA	105,047	8,651
*	Vivendi SE	2,383,873	8,587
	VusionGroup	30,658	8,521
	Sopra Steria Group	49,258	7,667
*	Forvia SE	579,417	7,420
	Exosens SAS	121,673	6,835
	Coface SA	376,403	6,629
	Virbac SACA	14,927	6,104
	Pluxee NV	296,826	5,734
*	Air France-KLM	422,032	5,626
*	ID Logistics Group SACA	10,931	4,965
	Trigano SA	29,398	4,892
*	Emeis SA	292,357	4,827
	JCDecaux SE	258,673	4,706
	IPSOS SA	122,456	4,694
	ARGAN SA	59,797	4,654
*	Carmila SA	236,142	4,305
*	SOITEC	90,842	4,299
	Mercialys SA	336,768	4,109
	ICADE	168,601	4,108
	Vicat SACA	54,787	4,107
	Societe BIC SA	71,707	3,990
[1]	Remy Cointreau SA	78,069	3,868
*	Clariane SE	896,874	3,856
*	Exail Technologies SA	34,946	3,352
	Television Francaise 1 SA	337,646	3,089
	Opmobility	188,235	3,075
*	Ubisoft Entertainment SA	341,433	3,048
*	Viridien	24,721	3,027
	Interparfums SA	85,308	2,806
	Imerys SA	113,720	2,801
	Altarea SCA	24,401	2,783
	Antin Infrastructure Partners SA	200,562	2,525
	Metropole Television SA	181,637	2,506
*,1,3	Worldline SA	851,661	2,309
	Derichebourg SA	337,388	2,302
*	Lisi SA Prime de fidelite	35,980	2,108
[1]	Eramet SA	30,503	2,088
*	Nexity SA	181,539	1,900
	Mersen SA	75,079	1,898
*,1	Eutelsat Communications SACA	436,168	1,687
	Stef SA	12,096	1,687
	Quadient SA	96,882	1,667
	Wavestone	26,955	1,604
*,3	Elior Group SA	476,004	1,537
	Peugeot Invest SA	17,709	1,503
	Planisware SA	60,763	1,428
[1,3]	Verallia SA	54,606	1,424
	Beneteau SACA	124,796	1,203
*,3	X-Fab Silicon Foundries SE	184,006	1,168
	GL Events SACA	36,010	1,150
	Fnac Darty SA	34,985	1,146
*,1	Voltalia SA (Registered)	138,647	1,141
	Etablissements Maurel et Prom SA	195,659	1,091
	LISI SA (XPAR)	15,821	927
	Esso SA Francaise	8,062	906
	Equasens	17,830	780
	Lagardere SA	34,916	760
97

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Manitou BF SA	36,945	742
*	OVH Groupe SA	58,100	545
*,3	Aramis Group SAS	60,452	438
			326,485
Germany (2.9%)
	thyssenkrupp AG	1,785,746	18,713
*	Auto1 Group SE	424,656	14,924
[1]	Aurubis AG	110,026	14,346
	Bilfinger SE	130,110	14,038
*	TUI AG	1,615,431	13,765
*	Nordex SE	454,199	13,413
	Freenet AG	429,972	13,371
	flatexDEGIRO AG	299,241	11,351
	TAG Immobilien AG	602,087	9,995
*	Aroundtown SA	2,565,907	9,169
	United Internet AG (Registered)	295,028	9,108
*	Tkms AG& Co. KGaA	89,213	8,406
	K&S AG (Registered)	641,554	8,358
	Puma SE	370,889	7,886
	Krones AG	48,584	7,057
	LANXESS AG	294,592	7,015
	AIXTRON SE	405,524	6,498
*	IONOS Group SE	178,976	6,357
	HUGO BOSS AG	134,432	5,964
[1]	Schaeffler AG	709,911	5,760
	Stroeer SE & Co. KGaA	111,950	4,898
[1]	Wacker Chemie AG	61,832	4,877
	Deutz AG	467,191	4,631
[3]	Befesa SA	135,664	4,493
*,1,3	Redcare Pharmacy NV	53,546	4,396
	Atoss Software SE	32,262	4,327
*,1	Evotec SE	518,580	4,223
*	HelloFresh SE	520,626	4,220
	Duerr AG	175,620	4,096
	Jenoptik AG	181,013	4,088
	AlzChem Group AG	20,853	4,017
[1]	Gerresheimer AG	124,558	3,965
	Sixt SE (XETR)	44,221	3,887
*,3	TeamViewer SE	503,969	3,710
	Hornbach Holding AG & Co. KGaA	35,830	3,585
[1]	Kontron AG	135,158	3,533
	Vossloh AG	34,973	3,190
	Grand City Properties SA	250,320	3,187
	Eckert & Ziegler SE	154,956	3,028
	Schott Pharma AG & Co. KGaA	129,577	2,909
	KWS Saat SE & Co. KGaA	37,319	2,877
[1]	Salzgitter AG	78,679	2,553
	CANCOM SE	87,433	2,487
*	CECONOMY AG	484,357	2,480
	Springer Nature AG & Co. KGaA	98,108	2,447
[3]	Deutsche Pfandbriefbank AG	460,900	2,424
[1]	Siltronic AG	36,517	2,255
[1]	Suedzucker AG	203,512	2,245
	Pfeiffer Vacuum Technology AG	12,373	2,224
	Stabilus SE	87,732	2,202
	Wacker Neuson SE	100,457	2,187
*	Hypoport SE	14,466	2,161
	Dermapharm Holding SE	52,046	2,049
	Elmos Semiconductor SE	21,312	2,015
*	Douglas AG	123,878	1,775
	Indus Holding AG	67,522	1,749
	Norma Group SE	106,059	1,721
[1]	1&1 AG	67,800	1,674
	Adtran Networks SE	67,002	1,669
[1]	PNE AG	131,617	1,626
*	SMA Solar Technology AG	48,497	1,455
	GRENKE AG	80,683	1,390
[1]	Secunet Security Networks AG	5,827	1,339
	Kloeckner & Co. SE	206,463	1,320
98

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nagarro SE	23,641	1,319
	GFT Technologies SE	62,242	1,279
	Adesso SE	11,729	1,267
	ProSiebenSat.1 Media SE	203,227	1,238
	Wuestenrot & Wuerttembergische AG	73,013	1,190
	PATRIZIA SE	138,594	1,161
[1]	Verbio SE	64,353	1,143
[1]	Deutsche Beteiligungs AG	39,505	1,082
[1]	Energiekontor AG	23,750	927
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	83,399	860
	Deutsche EuroShop AG	37,872	810
*,1	SGL Carbon SE	207,145	734
	Takkt AG	80,195	416
			346,504
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	213,093	1,532
	Ideal Holdings SA	124,745	845
	Intracom Holdings SA (Registered)	200,893	774
	Fourlis Holdings SA	147,632	698
			3,849
Hong Kong (0.9%)
	United Laboratories International Holdings Ltd.	4,044,500	6,548
[1]	CGN Mining Co. Ltd.	11,820,000	5,949
	Pacific Basin Shipping Ltd.	15,673,532	5,191
	Stella International Holdings Ltd.	2,023,000	4,301
[1]	Guotai Junan International Holdings Ltd.	8,731,000	4,282
	Time Interconnect Technology Ltd.	1,993,889	4,011
*,1	Vobile Group Ltd.	5,911,000	3,940
*,1	Bright Smart Securities & Commodities Group Ltd.	3,008,000	3,767
*,1	Cowell e Holdings Inc.	911,000	3,619
	Luk Fook Holdings International Ltd.	1,121,399	3,585
*,1,3	HBM Holdings Ltd.	2,029,000	3,517
	Fortune REIT	5,260,589	3,398
*,1	OSL Group Ltd.	1,415,500	3,204
	Dah Sing Financial Holdings Ltd.	657,600	3,041
	VSTECS Holdings Ltd.	2,126,000	2,632
*,1	Mongolian Mining Corp.	1,695,000	2,470
[1]	SY Holdings Group Ltd.	1,641,500	2,385
*,1	Realord Group Holdings Ltd.	1,466,000	2,319
	Chow Sang Sang Holdings International Ltd.	1,212,565	2,170
	Vitasoy International Holdings Ltd.	2,210,957	2,162
*	Deep Source Holdings Ltd.	20,578,347	2,013
*,1	Melco International Development Ltd.	3,165,032	1,901
	CITIC Telecom International Holdings Ltd.	5,758,004	1,831
	SUNeVision Holdings Ltd.	2,237,000	1,738
*,1	Envision Greenwise Holdings Ltd.	4,063,240	1,701
	Huabao International Holdings Ltd.	3,475,000	1,611
*,1	China Travel International Investment Hong Kong Ltd.	6,642,000	1,469
*,2	Jinchuan Group International Resources Co. Ltd.	16,346,000	1,346
	IGG Inc.	2,665,000	1,336
	Value Partners Group Ltd.	3,817,434	1,207
	HKBN Ltd.	1,300,000	1,143
	Sunlight REIT	3,557,072	1,080
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	874,000	970
	Cafe de Coral Holdings Ltd.	1,184,000	956
[1]	LK Technology Holdings Ltd.	1,882,500	893
	Prosperity REIT	4,674,000	842
	Truly International Holdings Ltd.	5,207,000	763
	Giordano International Ltd.	3,957,735	753
	SmarTone Telecommunications Holdings Ltd.	1,064,230	661
	CITIC Resources Holdings Ltd.	11,888,000	634
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,482,000	628
*	Television Broadcasts Ltd.	1,278,900	546
*	Asia Cement China Holdings Corp.	1,589,000	521
	Texhong International Group Ltd.	874,500	513
	C-Mer Medical Holdings Ltd.	2,018,000	473
*	Shun Tak Holdings Ltd.	4,454,000	419
	Singamas Container Holdings Ltd.	4,947,960	413
	Far East Consortium International Ltd.	4,177,043	409
99

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,3	IMAX China Holding Inc.	341,266	351
*	Powerlong Real Estate Holdings Ltd.	554,000	20
*,2	Untrade.China Dili	10,268,897	—
			101,632
Iceland (0.1%)
	Heimar HF	5,513,360	1,658
	Sjova-Almennar Tryggingar HF	3,070,729	1,090
*	Olgerdin Egill Skallagrims HF	6,648,715	873
	Siminn HF	7,435,193	822
	Skagi Hf	5,019,211	787
*	Icelandair Group HF	72,549,122	475
*	Kaldalon Hf.	2,025,034	432
			6,137
India (7.5%)
*	Delhivery Ltd.	2,004,527	10,515
	Radico Khaitan Ltd.	263,018	9,272
	Navin Fluorine International Ltd.	129,732	8,314
	Computer Age Management Services Ltd.	172,077	7,632
	Crompton Greaves Consumer Electricals Ltd.	2,364,812	7,525
[3]	PNB Housing Finance Ltd. (XNSE)	649,160	6,795
*,3	Krishna Institute of Medical Sciences Ltd.	819,517	6,654
	Apollo Tyres Ltd.	1,167,688	6,594
[3]	Aster DM Healthcare Ltd.	861,295	6,576
*	Amber Enterprises India Ltd.	72,311	6,539
[3]	Brookfield India Real Estate Trust	1,636,083	6,321
[3]	Gland Pharma Ltd.	288,971	6,278
	Manappuram Finance Ltd.	2,007,320	6,087
	Redington Ltd.	2,110,338	6,025
*	Sammaan Capital Ltd.	2,805,118	5,958
	Kalpataru Projects International Ltd.	416,792	5,894
*	Cartrade Tech Ltd.	169,445	5,758
	Tata Chemicals Ltd.	573,308	5,750
*	Reliance Power Ltd.	10,750,353	5,615
	JB Chemicals & Pharmaceuticals Ltd.	294,085	5,569
	Brigade Enterprises Ltd.	474,822	5,548
*	Inox Wind Ltd.	3,129,243	5,466
	Neuland Laboratories Ltd.	28,857	5,350
	Ramco Cements Ltd.	442,998	5,204
	Welspun Corp. Ltd.	472,180	5,137
	Five-Star Business Finance Ltd.	685,446	5,038
	NBCC India Ltd.	3,793,229	5,011
*	IIFL Finance Ltd.	830,870	4,999
	Motherson Sumi Wiring India Ltd.	9,316,571	4,953
	Aptus Value Housing Finance India Ltd.	1,374,869	4,913
	KPR Mill Ltd.	404,563	4,876
	Piramal Pharma Ltd.	2,165,857	4,866
	Karur Vysya Bank Ltd.	1,736,828	4,758
	CESC Ltd.	2,331,188	4,721
	HBL Engineering Ltd.	413,588	4,677
	Timken India Ltd.	131,579	4,657
	Hindustan Copper Ltd.	1,202,164	4,602
*,3	SAI Life Sciences Ltd.	443,799	4,588
	KEC International Ltd.	488,380	4,493
	Angel One Ltd.	159,287	4,473
	Global Health Ltd.	302,676	4,464
	Great Eastern Shipping Co. Ltd.	359,972	4,449
	Firstsource Solutions Ltd.	1,108,508	4,418
	Tata Investment Corp. Ltd.	486,260	4,370
	Amara Raja Energy & Mobility Ltd.	384,050	4,345
	Anand Rathi Wealth Ltd.	124,903	4,344
	Kfin Technologies Ltd.	349,565	4,321
	UTI Asset Management Co. Ltd.	306,107	4,304
[3]	IndiGrid Infrastructure Trust	2,212,064	4,282
*	Cohance Lifesciences Ltd.	495,015	4,199
*	Onesource Speciality Pharma Ltd.	200,851	4,191
*	Wockhardt Ltd.	290,158	4,187
	Carborundum Universal Ltd.	410,640	4,164
	Sundram Fasteners Ltd.	388,863	4,159
	Nuvama Wealth Management Ltd.	51,701	4,131
100

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Kajaria Ceramics Ltd.	302,365	4,110
*	EID Parry India Ltd.	339,739	4,105
*	Affle 3i Ltd.	187,891	4,079
	Cyient Ltd.	307,898	4,031
	Usha Martin Ltd.	769,311	4,025
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	238,312	4,004
	eClerx Services Ltd.	75,112	3,997
	Himadri Speciality Chemical Ltd.	728,000	3,955
[3]	Mindspace Business Parks REIT	753,818	3,949
	TVS Holdings Ltd.	22,749	3,892
	Aditya Birla Real Estate Ltd.	182,162	3,850
[3]	Home First Finance Co. India Ltd.	280,409	3,773
	Aegis Logistics Ltd.	445,659	3,766
	Zensar Technologies Ltd.	419,256	3,766
	Gujarat State Petronet Ltd.	1,054,552	3,675
	PG Electroplast Ltd.	566,864	3,643
	Atul Ltd.	55,431	3,596
	NCC Ltd.	1,499,203	3,584
	Acutaas Chemicals Ltd.	183,541	3,568
	ZF Commercial Vehicle Control Systems India Ltd.	25,462	3,561
	TD Power Systems Ltd.	407,383	3,554
*	PVR Inox Ltd.	261,070	3,546
	Intellect Design Arena Ltd.	274,735	3,506
	BEML Ltd.	70,069	3,467
	City Union Bank Ltd.	1,330,929	3,429
	Kirloskar Oil Engines Ltd.	304,590	3,427
	Ceat Ltd.	75,366	3,421
*,3	Lemon Tree Hotels Ltd.	1,817,574	3,381
	Nava Ltd.	483,645	3,369
	Force Motors Ltd.	16,822	3,344
*	Jaiprakash Power Ventures Ltd.	16,447,666	3,335
	Gabriel India Ltd.	232,427	3,332
	Elgi Equipments Ltd.	588,715	3,297
	Granules India Ltd.	512,917	3,270
*	PTC Industries Ltd.	16,738	3,258
	Grindwell Norton Ltd.	169,524	3,225
*	CreditAccess Grameen Ltd.	196,994	3,156
[3]	PowerGrid Infrastructure Investment Trust	2,832,347	3,112
	Craftsman Automation Ltd.	41,229	3,101
	Garden Reach Shipbuilders & Engineers Ltd.	107,402	3,084
	EIH Ltd.	698,086	3,061
*	Inventurus Knowledge Solutions Ltd.	163,463	3,030
	Chambal Fertilisers & Chemicals Ltd.	558,995	3,026
	Anant Raj Ltd.	410,449	2,979
[3]	Paradeep Phosphates Ltd.	1,584,065	2,968
[3]	IndiaMart InterMesh Ltd.	106,710	2,958
	LMW Ltd.	16,615	2,945
	Sobha Ltd. (XNSE)	161,146	2,944
	Can Fin Homes Ltd.	300,981	2,940
	Mahanagar Gas Ltd.	203,772	2,928
	Titagarh Rail System Ltd.	290,715	2,894
	Natco Pharma Ltd.	311,347	2,872
*	Aditya Birla Lifestyle Brands Ltd.	1,895,619	2,851
	Jubilant Pharmova Ltd.	229,307	2,843
	Godawari Power & Ispat Ltd.	888,637	2,838
*	Devyani International Ltd.	1,551,494	2,827
	Data Patterns India Ltd.	90,988	2,808
*	Chalet Hotels Ltd.	259,533	2,775
*	Aavas Financiers Ltd.	148,334	2,755
	Asahi India Glass Ltd.	264,334	2,746
*	Sapphire Foods India Ltd.	852,186	2,745
	Netweb Technologies India Ltd.	60,297	2,741
	Techno Electric & Engineering Co. Ltd.	184,182	2,735
[3]	Eris Lifesciences Ltd.	151,881	2,726
	Poly Medicure Ltd.	120,388	2,711
	Swan Corp. Ltd.	510,572	2,696
[3]	Sansera Engineering Ltd.	157,751	2,691
	Gillette India Ltd.	26,484	2,689
*	Reliance Infrastructure Ltd.	1,090,311	2,649
*,2	SKF India Industrial Ltd.	86,811	2,649
101

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	PCBL CHEMICAL Ltd.	643,234	2,621
	Capri Global Capital Ltd.	1,145,451	2,617
	Olectra Greentech Ltd.	149,736	2,610
	HFCL Ltd.	3,155,115	2,609
	Afcons Infrastructure Ltd.	514,231	2,591
	VA Tech Wabag Ltd.	162,722	2,588
*	Go Digit General Insurance Ltd.	637,331	2,573
	Edelweiss Financial Services Ltd.	2,010,334	2,570
	JM Financial Ltd.	1,375,675	2,540
	Shyam Metalics & Energy Ltd.	256,033	2,531
	Sumitomo Chemical India Ltd.	446,284	2,524
	Triveni Turbine Ltd.	417,535	2,515
	Sonata Software Ltd.	601,385	2,505
[3]	Indian Energy Exchange Ltd.	1,599,665	2,504
	Birlasoft Ltd.	596,719	2,496
	Zen Technologies Ltd.	162,061	2,476
	V-Guard Industries Ltd.	594,774	2,426
	CCL Products India Ltd.	250,232	2,422
	Rainbow Children's Medicare Ltd.	157,139	2,422
*	Nazara Technologies Ltd.	798,196	2,399
	Strides Pharma Science Ltd.	227,622	2,395
[3]	IRB InvIT Fund	3,350,069	2,360
	CMS Info Systems Ltd.	555,081	2,320
	LT Foods Ltd.	485,629	2,300
[3]	IRCON International Ltd.	1,202,460	2,294
	TSF Investments Ltd.	310,390	2,285
	Engineers India Ltd.	1,003,571	2,283
	Aditya Birla Sun Life Asset Management Co. Ltd.	265,263	2,274
	CIE Automotive India Ltd.	462,839	2,254
	Tilaknagar Industries Ltd.	372,873	2,214
*	Aadhar Housing Finance Ltd.	382,742	2,195
	Sudarshan Chemical Industries Ltd.	169,419	2,193
	JK Lakshmi Cement Ltd.	221,959	2,176
*	MTAR Technologies Ltd.	75,652	2,171
*	Jyoti CNC Automation Ltd.	219,497	2,134
	Balrampur Chini Mills Ltd.	412,122	2,129
*	Medplus Health Services Ltd.	245,463	2,107
*,3	Metropolis Healthcare Ltd.	94,593	2,102
	Alembic Pharmaceuticals Ltd.	207,063	2,094
	SKF India Ltd.	86,811	2,092
*	Embassy Developments Ltd.	1,984,249	2,076
	Syrma SGS Technology Ltd.	222,955	2,041
	Newgen Software Technologies Ltd.	185,630	2,040
	BASF India Ltd.	41,031	2,038
*	NMDC Steel Ltd.	4,202,494	2,035
*,3	Ujjivan Small Finance Bank Ltd.	3,479,435	2,032
	Finolex Cables Ltd.	229,348	2,030
*	Tbo Tek Ltd.	121,643	2,030
*	Gokaldas Exports Ltd.	214,671	2,027
	Procter & Gamble Health Ltd.	28,969	2,012
	Arvind Ltd.	552,625	1,985
	Supreme Petrochem Ltd.	233,055	1,971
	RR Kabel Ltd.	123,895	1,970
[3]	KPI Green Energy Ltd.	326,651	1,968
	AstraZeneca Pharma India Ltd.	18,260	1,966
	Ratnamani Metals & Tubes Ltd.	71,678	1,957
	Finolex Industries Ltd.	925,519	1,957
	Kirloskar Brothers Ltd.	92,527	1,952
	Clean Science & Technology Ltd.	171,155	1,944
	Transformers & Rectifiers India Ltd.	387,002	1,940
	Sarda Energy & Minerals Ltd.	324,435	1,933
	Gravita India Ltd.	102,787	1,928
	South Indian Bank Ltd.	4,667,919	1,925
	Astra Microwave Products Ltd.	163,795	1,920
	HEG Ltd.	288,325	1,918
	JK Tyre & Industries Ltd.	393,298	1,915
	Doms Industries Ltd.	65,854	1,907
	Elecon Engineering Co. Ltd.	301,233	1,905
	Time Technoplast Ltd.	786,770	1,905
*	SBFC Finance Ltd.	1,461,994	1,879
102

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chennai Petroleum Corp. Ltd.	170,096	1,875
*	Aditya Birla Fashion & Retail Ltd.	2,033,560	1,869
*	Ola Electric Mobility Ltd.	3,309,305	1,868
	Safari Industries India Ltd.	77,607	1,865
	Bikaji Foods International Ltd.	225,719	1,856
	Zydus Wellness Ltd.	345,547	1,853
	Century Plyboards India Ltd.	217,481	1,847
	Vardhman Textiles Ltd.	374,452	1,839
*	Schneider Electric Infrastructure Ltd.	194,304	1,830
	Vijaya Diagnostic Centre Ltd.	164,246	1,829
	Minda Corp. Ltd.	287,250	1,823
	Vesuvius India Ltd.	326,896	1,816
	Jammu & Kashmir Bank Ltd.	1,515,421	1,812
	DCM Shriram Ltd.	125,394	1,808
	Gujarat Pipavav Port Ltd.	963,720	1,806
	Shipping Corp. of India Ltd.	617,986	1,803
	Ramkrishna Forgings Ltd.	294,347	1,800
	Shakti Pumps India Ltd.	194,991	1,796
*	Azad Engineering Ltd.	93,874	1,790
	Gujarat State Fertilizers & Chemicals Ltd.	823,383	1,770
	Aarti Pharmalabs Ltd.	182,547	1,752
*	IFCI Ltd.	2,652,943	1,731
	Graphite India Ltd.	245,253	1,721
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	303,360	1,720
	Maharashtra Scooters Ltd.	10,056	1,710
	Kirloskar Pneumatic Co. Ltd.	135,724	1,709
	KSB Ltd.	191,513	1,705
	Happiest Minds Technologies Ltd.	293,397	1,702
	Caplin Point Laboratories Ltd.	74,359	1,701
*	Nuvoco Vistas Corp. Ltd.	363,908	1,698
	Vinati Organics Ltd.	90,387	1,683
	Cemindia Projects Ltd.	184,353	1,682
	IIFL Capital Services Ltd.	435,582	1,676
	Action Construction Equipment Ltd.	134,978	1,673
*	Hindustan Construction Co. Ltd.	5,197,563	1,671
	Praj Industries Ltd.	439,557	1,669
	Sanofi India Ltd.	30,847	1,661
	Arvind Fashions Ltd.	293,532	1,660
	GHCL Ltd.	229,981	1,656
	Voltamp Transformers Ltd.	19,687	1,640
	Mrs Bectors Food Specialities Ltd.	108,398	1,633
	Jindal Saw Ltd.	826,851	1,632
	Mahindra Lifespace Developers Ltd.	371,693	1,616
*	Eureka Forbes Ltd.	255,786	1,607
*	Pricol Ltd.	268,914	1,603
*	Rategain Travel Technologies Ltd.	222,720	1,600
[3]	Tejas Networks Ltd.	266,195	1,597
	Tamilnad Mercantile Bank Ltd.	282,896	1,590
	Tanla Platforms Ltd.	230,286	1,582
	Care Ratings Ltd.	87,266	1,575
	PTC India Ltd.	829,835	1,570
	Prudent Corporate Advisory Services Ltd.	53,809	1,548
	Archean Chemical Industries Ltd.	206,136	1,535
	Concord Biotech Ltd.	94,105	1,531
	Welspun India Ltd.	1,046,268	1,528
	Blue Dart Express Ltd.	20,521	1,520
*	Honasa Consumer Ltd.	472,704	1,512
	Jupiter Wagons Ltd.	411,704	1,491
	Jupiter Life Line Hospitals Ltd.	81,182	1,451
	Westlife Foodworld Ltd.	213,757	1,428
	Marksans Pharma Ltd.	695,192	1,425
*	SignatureGlobal India Ltd.	115,773	1,413
*	Websol Energy System Ltd.	102,957	1,409
	Fine Organic Industries Ltd.	28,025	1,400
	Jyothy Labs Ltd.	392,170	1,389
	GMM Pfaudler Ltd.	95,086	1,380
	Bombay Burmah Trading Co.	61,608	1,374
	Birla Corp. Ltd.	103,311	1,370
	Karnataka Bank Ltd.	677,092	1,359
	Power Mech Projects Ltd.	48,287	1,358
103

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	JSW Holdings Ltd.	7,269	1,344
[3]	Godrej Agrovet Ltd.	179,811	1,343
	Garware Technical Fibres Ltd.	154,652	1,321
	Railtel Corp. of India Ltd.	318,913	1,321
	Sanofi Consumer Healthcare India Ltd.	24,198	1,319
	Trident Ltd.	4,089,914	1,318
	RITES Ltd.	477,152	1,317
*,3	Equitas Small Finance Bank Ltd.	2,046,065	1,313
	Mastek Ltd.	54,184	1,305
	PNC Infratech Ltd.	412,417	1,302
*	V-Mart Retail Ltd.	138,197	1,291
	Genus Power Infrastructures Ltd.	336,329	1,290
	Jubilant Ingrevia Ltd.	164,679	1,279
	Suprajit Engineering Ltd.	251,195	1,263
	BLS International Services Ltd.	352,873	1,249
*	Valor Estate Ltd.	742,547	1,244
	Garware Hi-Tech Films Ltd.	32,291	1,239
	Shilpa Medicare Ltd.	311,547	1,239
*	Sterlite Technologies Ltd.	935,905	1,237
	Saregama India Ltd.	241,441	1,236
	Rhi Magnesita India Ltd.	227,886	1,224
	JK Paper Ltd.	272,318	1,218
*	Restaurant Brands Asia Ltd.	1,606,201	1,216
*	RattanIndia Power Ltd.	9,546,573	1,173
*	Borosil Renewables Ltd.	161,498	1,171
	Akzo Nobel India Ltd.	31,869	1,163
	EPL Ltd.	512,023	1,163
*	Network18 Media & Investments Ltd.	2,151,317	1,161
	Cello World Ltd.	157,103	1,157
	Texmaco Rail & Engineering Ltd.	754,122	1,157
*	Raymond Lifestyle Ltd.	86,001	1,145
	AurionPro Solutions Ltd.	84,259	1,145
*	GMR Power & Urban Infra Ltd.	862,714	1,138
*	Sterling & Wilson Renewable	454,273	1,123
	G R Infraprojects Ltd.	84,901	1,117
	JBM Auto Ltd.	149,182	1,117
	Avanti Feeds Ltd.	141,819	1,114
*	Chemplast Sanmar Ltd.	247,160	1,110
	Electrosteel Castings Ltd.	1,080,420	1,110
*	VIP Industries Ltd.	235,420	1,077
	ION Exchange India Ltd.	238,908	1,077
	Thomas Cook India Ltd.	588,948	1,073
*	Sheela Foam Ltd.	135,729	1,068
	Cera Sanitaryware Ltd.	15,241	1,068
	Triveni Engineering & Industries Ltd.	265,457	1,066
*	Infibeam Avenues Ltd. (XNSE)	4,805,158	1,055
*	Ashoka Buildcon Ltd.	452,947	1,048
	KNR Constructions Ltd.	509,299	1,037
	KRBL Ltd.	245,229	1,031
	Alkyl Amines Chemicals Ltd.	48,822	1,023
	DCB Bank Ltd.	558,093	993
	Orient Electric Ltd.	418,336	984
	Rain Industries Ltd.	654,101	983
	ISGEC Heavy Engineering Ltd.	98,875	979
	TTK Prestige Ltd.	128,254	967
	Anup Engineering Ltd.	37,237	967
*	Zaggle Prepaid Ocean Services Ltd.	227,836	956
*	India Cements Ltd.	209,806	950
	Campus Activewear Ltd.	295,636	931
	Maharashtra Seamless Ltd.	142,687	912
*	Shree Renuka Sugars Ltd.	2,743,882	911
	NIIT Learning Systems Ltd.	248,935	911
*	Bajaj Consumer Care Ltd.	288,362	900
	Bajaj Electricals Ltd.	155,445	899
	Galaxy Surfactants Ltd.	35,380	889
	Gateway Distriparks Ltd.	1,225,029	881
	Rallis India Ltd.	297,667	866
[3]	Dilip Buildcon Ltd.	154,921	863
	Paisalo Digital Ltd.	1,932,273	824
*	TVS Supply Chain Solutions Ltd.	566,990	823
104

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Alok Industries Ltd.	3,910,880	768
*	Raymond Ltd.	112,615	728
*	TeamLease Services Ltd.	36,530	691
	Kaveri Seed Co. Ltd.	57,361	672
	NOCIL Ltd.	315,566	657
*	Jai Balaji Industries Ltd.	600,908	640
*	Rajesh Exports Ltd.	308,437	632
	Symphony Ltd.	57,260	602
	Pfizer Ltd.	10,045	589
*	Just Dial Ltd.	65,970	574
	Polyplex Corp. Ltd.	51,336	553
	Balaji Amines Ltd.	34,356	545
	Vaibhav Global Ltd.	176,114	534
[3]	Quess Corp. Ltd.	173,601	469
*	Allcargo Logistics Ltd.	1,184,883	459
	Orient Cement Ltd.	178,872	432
*	Sun Pharma Advanced Research Co. Ltd.	263,656	401
	Route Mobile Ltd.	46,637	374
	NIIT Ltd.	230,798	271
*,2	Advent Hotels International Pvt Ltd.	67,134	236
*	Yaari Digital Integrated Services Ltd.	609,388	146
*,2	Chennai Super Kings Cricket Ltd.	176,674	—
			884,987
Indonesia (0.6%)
*	Bumi Resources Minerals Tbk PT	191,019,876	10,553
	Aneka Tambang Tbk	26,473,419	4,924
*	Bumi Resources Tbk PT	570,449,200	4,865
*	Adaro Andalan Indonesia PT	6,857,100	3,525
	Mitra Keluarga Karyasehat Tbk PT	17,763,600	2,756
	Medikaloka Hermina Tbk PT	29,286,893	2,644
*	Bank Jago Tbk PT	18,441,800	2,423
	Mitra Adiperkasa Tbk PT	29,707,500	2,301
	Japfa Comfeed Indonesia Tbk PT	14,363,400	2,165
	Alamtri Minerals Indonesia Tbk PT	23,932,179	2,006
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,615,700	1,933
	Cisarua Mountain Dairy Tbk PT	5,631,690	1,921
	Medco Energi Internasional Tbk PT	23,300,188	1,865
*	Bukalapak.com PT Tbk	181,094,900	1,829
	Ciputra Development Tbk PT	31,810,255	1,690
	AKR Corporindo Tbk PT	22,074,315	1,620
	Map Aktif Adiperkasa PT	32,045,400	1,346
	Bank Tabungan Negara Persero Tbk PT	17,949,450	1,320
	Timah Tbk PT	7,789,020	1,250
	Indo Tambangraya Megah Tbk PT	835,900	1,180
	Pakuwon Jati Tbk PT	52,535,034	1,161
	BFI Finance Indonesia Tbk PT	22,501,500	1,088
*	MNC Digital Entertainment Tbk PT	32,610,000	990
	Surya Citra Media Tbk PT	45,420,800	921
	ESSA Industries Indonesia Tbk PT	23,909,700	884
	Summarecon Agung Tbk PT	36,776,847	865
*,2	Waskita Karya Persero Tbk PT	70,850,081	861
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	10,094,429	852
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	24,795,700	835
	Bank Pan Indonesia Tbk PT	12,590,200	781
	Astra Agro Lestari Tbk PT	1,434,900	673
	Aspirasi Hidup Indonesia Tbk PT	24,872,900	664
*	Lippo Karawaci Tbk PT	115,316,877	617
*	Siloam International Hospitals Tbk PT	4,645,888	606
*	Bank Neo Commerce Tbk PT	25,878,672	604
	Bank BTPN Syariah Tbk PT	6,953,400	572
*	Panin Financial Tbk PT	29,165,300	420
	Matahari Department Store Tbk PT	4,063,500	412
*	Media Nusantara Citra Tbk PT	23,082,500	372
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,962,299	337
			68,631
Ireland (0.2%)
	Glanbia plc (XDUB)	687,576	11,638
	Cairn Homes plc (XDUB)	2,098,065	4,662
105

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Dalata Hotel Group plc	533,291	3,956
			20,256
Israel (1.2%)
	Paz Retail & Energy Ltd.	36,602	7,820
	Tel Aviv Stock Exchange Ltd.	316,515	7,368
	Alony Hetz Properties & Investments Ltd.	563,547	6,909
	Reit 1 Ltd.	691,305	5,665
*	Bet Shemesh Engines Holdings 1997 Ltd.	24,595	5,071
	Formula Systems 1985 Ltd.	34,104	4,951
	Mega Or Holdings Ltd.	80,252	4,928
	Sapiens International Corp. NV	111,037	4,751
	Electra Ltd.	149,740	4,745
	Partner Communications Co. Ltd.	472,478	4,691
	Hilan Ltd.	59,503	4,688
	Matrix IT Ltd.	120,427	4,460
	One Software Technologies Ltd.	159,736	4,295
*	El Al Israel Airlines	1,019,280	4,236
*	Cellcom Israel Ltd.	382,091	3,983
	Ashtrom Group Ltd.	171,832	3,926
	Meitav Investment House Ltd.	124,029	3,902
*	Equital Ltd.	81,109	3,868
	Aura Investments Ltd.	533,310	3,847
	YH Dimri Construction & Development Ltd.	31,783	3,835
	Kenon Holdings Ltd.	72,257	3,764
	Israel Canada T.R Ltd.	625,407	3,258
	Fox Wizel Ltd.	28,126	3,241
*	OY Nofar Energy Ltd.	94,732	3,024
	Sella Capital Real Estate Ltd.	845,792	3,010
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	30,282	2,846
	Inrom Construction Industries Ltd.	376,512	2,805
	Isracard Ltd.	656,438	2,801
	Summit Real Estate Holdings Ltd.	132,648	2,716
	Danel Adir Yeoshua Ltd.	18,244	2,525
	Oil Refineries Ltd.	8,067,504	2,355
*	Priortech Ltd.	30,495	2,331
	Delta Galil Ltd.	40,396	2,255
*	Nayax Ltd.	52,772	2,206
	Elco Ltd.	35,195	1,895
	IDI Insurance Co. Ltd.	30,381	1,801
*	Perion Network Ltd.	165,562	1,557
	Delek Automotive Systems Ltd.	175,583	1,477
	G City Ltd.	378,903	1,290
	AudioCodes Ltd.	1,697	15
			145,111
Italy (1.9%)
	Lottomatica Group SpA	913,080	22,515
	Azimut Holding SpA	389,914	15,260
	Iveco Group NV	692,979	14,728
[1]	Saipem SpA	4,644,572	12,108
	Banca Generali SpA	199,511	11,299
	De' Longhi SpA	248,096	9,055
*	Fincantieri SpA	335,661	8,636
*,3	BFF Bank SpA	638,080	7,702
	SOL SpA	130,611	7,647
	Maire SpA	501,334	7,612
[3]	Technogym SpA	388,425	7,036
	Iren SpA	2,265,549	6,685
[1]	Webuild SpA (MTAA)	1,651,778	6,675
*	Technoprobe SpA	519,184	5,618
	Brembo NV	498,906	5,381
	Banca Popolare di Sondrio SpA	311,747	5,228
[3]	Enav SpA	920,973	4,812
	ERG SpA	185,246	4,779
[3]	Carel Industries SpA	165,491	4,302
	Credito Emiliano SpA	255,175	4,040
	Tamburi Investment Partners SpA	392,097	3,958
	ACEA SpA	157,159	3,812
	MFE-MediaForEurope NV Class A	1,013,557	3,589
	Banca IFIS SpA	110,901	2,865
106

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Cementir Holding NV	148,885	2,743
	Moltiply Group SpA	47,709	2,593
	Intercos SpA	189,185	2,578
	Danieli & C Officine Meccaniche SpA (MTAA)	43,882	2,371
	Sesa SpA	25,377	2,362
[3]	RAI Way SpA	338,352	2,319
	Italmobiliare SpA	61,289	2,302
	El.En. SpA	167,194	2,190
*,1	Salvatore Ferragamo SpA	234,610	1,892
	Sanlorenzo SpA	47,232	1,847
[1]	Piaggio & C SpA	584,247	1,330
	Tinexta SpA	71,997	1,231
	MARR SpA	112,588	1,194
*,3	GVS SpA	235,259	1,168
*,1	Juventus Football Club SpA	367,419	1,164
	Arnoldo Mondadori Editore SpA	445,281	1,070
[1]	Zignago Vetro SpA	114,792	994
	Ariston Holding NV	233,949	973
	Rizzoli Corriere Della Sera Mediagroup SpA	589,904	702
	MFE-MediaForEurope NV Class B	144,091	672
[3]	Anima Holding SpA	85,352	604
	Alerion Cleanpower SpA	20,528	488
			220,129
Japan (13.9%)
	Mitsui E&S Co. Ltd.	338,000	13,741
	77 Bank Ltd.	246,100	10,548
	Hokuhoku Financial Group Inc.	391,700	9,596
	Penta-Ocean Construction Co. Ltd.	946,400	8,664
	Daishi Hokuetsu Financial Group Inc.	844,900	8,148
	Nishi-Nippon Financial Holdings Inc.	443,900	7,585
	Nippon Gas Co. Ltd.	380,000	7,275
	UACJ Corp.	531,340	6,861
	ADEKA Corp.	299,955	6,796
	Nissui Corp.	975,222	6,794
	Anritsu Corp.	451,400	6,675
	Micronics Japan Co. Ltd.	112,500	6,635
	Hazama Ando Corp.	590,579	6,608
	Mitsui-Soko Holdings Co. Ltd.	251,656	6,604
	Senko Group Holdings Co. Ltd.	486,500	6,350
	Namura Shipbuilding Co. Ltd.	186,300	6,319
	Toho Holdings Co. Ltd.	189,418	6,074
	Mirait One Corp.	310,271	6,012
	Japan Elevator Service Holdings Co. Ltd.	506,200	5,959
	Wacoal Holdings Corp.	170,600	5,949
	Tokuyama Corp.	239,500	5,946
	Nitto Boseki Co. Ltd.	104,211	5,882
	Kanematsu Corp.	285,300	5,776
	Daiwabo Holdings Co. Ltd.	303,180	5,663
	Shiga Bank Ltd.	140,200	5,663
	North Pacific Bank Ltd.	1,187,700	5,562
	Sanki Engineering Co. Ltd.	160,867	5,528
	Fuji Corp.	280,788	5,449
	MEITEC Group Holdings Inc.	262,938	5,390
	Yonex Co. Ltd.	209,000	5,376
	Makino Milling Machine Co. Ltd.	73,380	5,331
	Citizen Watch Co. Ltd.	752,900	5,225
	Inaba Denki Sangyo Co. Ltd.	177,100	5,215
	Meidensha Corp.	130,387	5,164
	Furuno Electric Co. Ltd.	88,500	5,134
	Sinfonia Technology Co. Ltd.	74,300	5,114
	Shibaura Mechatronics Corp.	42,700	5,030
	Hulic REIT Inc.	4,513	5,023
	Comforia Residential REIT Inc.	2,368	4,993
	Takeuchi Manufacturing Co. Ltd.	120,200	4,956
[1]	Hokkaido Electric Power Co. Inc.	711,500	4,952
	NSD Co. Ltd.	230,968	4,935
	SWCC Corp.	101,400	4,927
	H.U. Group Holdings Inc.	200,900	4,902
	Hyakugo Bank Ltd.	785,300	4,870
107

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ferrotec Corp.	148,153	4,857
	Hanwa Co. Ltd.	114,583	4,779
	Rengo Co. Ltd.	781,000	4,757
	Dai-Dan Co. Ltd.	106,000	4,697
[1]	DeNA Co. Ltd.	267,900	4,697
	Nojima Corp.	634,200	4,683
	Daihen Corp.	71,051	4,649
	Max Co. Ltd.	126,800	4,596
	Meiko Electronics Co. Ltd.	69,557	4,575
	Seiko Group Corp.	99,458	4,567
	Suruga Bank Ltd.	446,900	4,474
	Pigeon Corp.	394,300	4,460
	Tsubakimoto Chain Co.	318,192	4,453
[1]	Yoshinoya Holdings Co. Ltd.	222,720	4,396
	CKD Corp.	204,400	4,377
	San-In Godo Bank Ltd.	496,300	4,364
	Mori Trust REIT Inc.	8,623	4,348
	ARE Holdings Inc.	272,100	4,321
	Kanadevia Corp.	583,010	4,320
	JVCKenwood Corp.	535,340	4,289
	PAL GROUP Holdings Co. Ltd.	331,100	4,260
	Japan Petroleum Exploration Co. Ltd.	507,700	4,243
	Kyoritsu Maintenance Co. Ltd.	217,800	4,239
	Ushio Inc.	255,000	4,228
	Denka Co. Ltd.	288,100	4,181
	Kumagai Gumi Co. Ltd.	458,320	4,161
	Tokyo Kiraboshi Financial Group Inc.	87,366	4,160
	NTT UD REIT Investment Corp.	4,665	4,131
	H2O Retailing Corp.	305,100	4,128
	Glory Ltd.	172,000	4,110
	Tokyu REIT Inc.	3,117	4,001
	Anycolor Inc.	102,500	3,998
	Ain Holdings Inc.	94,700	3,968
	NTN Corp.	1,769,500	3,951
	Create Restaurants Holdings Inc.	825,780	3,937
	Chugoku Marine Paints Ltd.	146,900	3,927
	DTS Corp.	469,268	3,909
	Sumitomo Warehouse Co. Ltd.	184,755	3,897
	Nisshinbo Holdings Inc.	489,400	3,868
	Bank of Nagoya Ltd.	151,236	3,862
	Ship Healthcare Holdings Inc.	257,872	3,858
	Pacific Industrial Co. Ltd.	193,400	3,857
	Juroku Financial Group Inc.	105,800	3,853
	Mitsubishi Estate Logistics REIT Investment Corp.	4,764	3,817
	Japan Excellent Inc.	3,992	3,810
	NIPPON REIT Investment Corp.	5,873	3,708
	Kiyo Bank Ltd.	189,310	3,687
	Osaka Soda Co. Ltd.	344,700	3,678
	Senshu Ikeda Holdings Inc.	851,100	3,674
	Heiwa Real Estate REIT Inc.	3,663	3,668
	Seiren Co. Ltd.	178,400	3,653
	Mizuno Corp.	201,768	3,640
	Oki Electric Industry Co. Ltd.	304,706	3,640
	Yodoko Ltd.	431,065	3,634
	Pilot Corp.	120,300	3,633
	Inabata & Co. Ltd.	162,200	3,633
	Okamura Corp.	244,647	3,579
	Nishi-Nippon Railroad Co. Ltd.	245,900	3,572
	Lintec Corp.	140,300	3,566
	Mizuho Leasing Co. Ltd.	441,705	3,539
	Simplex Holdings Inc.	126,800	3,536
	Starts Corp. Inc.	112,915	3,508
	Sumitomo Densetsu Co. Ltd.	55,700	3,505
	Hokuriku Electric Power Co.	629,600	3,502
	Nishimatsu Construction Co. Ltd.	101,862	3,499
	EDION Corp.	265,675	3,495
	Nippon Soda Co. Ltd.	157,650	3,495
	OSG Corp.	239,700	3,475
[1]	Colowide Co. Ltd.	316,800	3,437
	Saizeriya Co. Ltd.	104,921	3,431
108

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Star Asia Investment Corp.	8,618	3,430
	Musashi Seimitsu Industry Co. Ltd.	150,830	3,403
	Kaga Electronics Co. Ltd.	146,800	3,399
	Toei Co. Ltd.	95,245	3,386
[1]	Towa Corp.	218,695	3,347
*	Sansan Inc.	282,800	3,336
	As One Corp.	203,712	3,325
	Takuma Co. Ltd.	214,500	3,290
	Maruha Nichiro Corp.	147,000	3,286
	Keiyo Bank Ltd.	388,900	3,281
	Nanto Bank Ltd.	98,500	3,276
	Hoshino Resorts REIT Inc.	1,951	3,260
	Seria Co. Ltd.	171,193	3,260
	Okumura Corp.	102,752	3,257
	Sangetsu Corp.	165,120	3,229
	Aichi Financial Group Inc.	125,234	3,229
	Fukuoka REIT Corp.	2,629	3,224
	Aiful Corp.	1,094,100	3,218
	Japan Material Co. Ltd.	255,600	3,193
	Duskin Co. Ltd.	131,960	3,181
	C Uyemura & Co. Ltd.	39,100	3,180
	TKC Corp.	121,098	3,168
	Toagosei Co. Ltd.	318,992	3,164
	Tamron Co. Ltd.	442,600	3,143
	Riken Keiki Co. Ltd.	137,800	3,139
	Tokai Rika Co. Ltd.	174,300	3,131
	Takasago International Corp.	319,000	3,118
	Taikisha Ltd.	157,276	3,114
	Ogaki Kyoritsu Bank Ltd.	128,674	3,080
	Paramount Bed Holdings Co. Ltd.	134,500	3,080
	Global One Real Estate Investment Corp.	3,347	3,077
	KYB Corp.	121,300	3,076
	Nippon Light Metal Holdings Co. Ltd.	210,696	3,068
	Daiseki Co. Ltd.	145,744	3,066
	Systena Corp.	890,700	3,065
	Tokai Tokyo Financial Holdings Inc.	821,600	3,044
	Fujimi Inc.	193,441	3,025
	Nippn Corp.	211,729	3,010
	Japan Securities Finance Co. Ltd.	262,041	3,009
	Raito Kogyo Co. Ltd.	143,500	3,003
	Chudenko Corp.	110,000	3,002
	DCM Holdings Co. Ltd.	322,688	2,992
	Megmilk Snow Brand Co. Ltd.	163,100	2,991
	Toa Corp.	194,800	2,984
	Nisshin Oillio Group Ltd.	90,252	2,982
	CCI Group Inc.	696,510	2,977
	Nippon Paper Industries Co. Ltd.	394,700	2,953
	Arcs Co. Ltd.	145,100	2,949
	Hyakujushi Bank Ltd.	83,700	2,930
	JAFCO Group Co. Ltd.	187,300	2,927
	Monex Group Inc.	635,087	2,917
	Daiei Kankyo Co. Ltd.	131,000	2,913
	Kissei Pharmaceutical Co. Ltd.	111,400	2,909
	Noritake Co. Ltd.	92,600	2,901
	Financial Partners Group Co. Ltd.	208,900	2,896
	KOMEDA Holdings Co. Ltd.	153,400	2,890
	Nakanishi Inc.	218,300	2,890
	Tocalo Co. Ltd.	196,600	2,881
	Exedy Corp.	85,600	2,876
	Takara Standard Co. Ltd.	177,999	2,875
	Tsugami Corp.	162,200	2,875
	Nihon Parkerizing Co. Ltd.	329,961	2,866
	Katitas Co. Ltd.	175,200	2,848
	Kitz Corp.	252,448	2,830
	Hosiden Corp.	176,267	2,810
	Kato Sangyo Co. Ltd.	73,200	2,810
	Okasan Securities Group Inc.	625,700	2,804
	Tadano Ltd.	402,400	2,795
	Jaccs Co. Ltd.	106,500	2,786
	Awa Bank Ltd.	117,400	2,774
109

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sakata Seed Corp.	107,556	2,756
	Musashino Bank Ltd.	101,800	2,739
[1]	Shochiku Co. Ltd.	34,000	2,735
	Kureha Corp.	113,306	2,709
	Monogatari Corp.	108,320	2,708
	Gunze Ltd.	109,814	2,705
[1]	Kasumigaseki Capital Co. Ltd.	49,500	2,699
	TOMONY Holdings Inc.	602,900	2,672
	Itoki Corp.	164,100	2,647
	Kanamoto Co. Ltd.	112,900	2,629
	Sumitomo Osaka Cement Co. Ltd.	105,100	2,625
	TOKAI Holdings Corp.	394,900	2,614
	Trusco Nakayama Corp.	165,600	2,611
	Nomura Micro Science Co. Ltd.	102,400	2,609
	Hankyu Hanshin REIT Inc.	2,264	2,604
	Valor Holdings Co. Ltd.	141,600	2,592
	Bunka Shutter Co. Ltd.	195,500	2,578
	Mani Inc.	269,500	2,578
	Toyo Ink SC Holdings Co. Ltd.	124,954	2,547
	Sanyo Denki Co. Ltd.	99,300	2,539
	Nextage Co. Ltd.	168,300	2,529
	Mixi Inc.	125,000	2,522
	Kaken Pharmaceutical Co. Ltd.	105,900	2,519
	Ohsho Food Service Corp.	115,022	2,514
	Rigaku Holdings Corp.	392,500	2,513
	Iino Kaiun Kaisha Ltd.	305,736	2,494
	Japan Aviation Electronics Industry Ltd.	166,000	2,479
	Fuji Seal International Inc.	138,700	2,439
	Ai Holdings Corp.	140,200	2,435
	Leopalace21 Corp.	593,000	2,422
	Ryoyo Ryosan Holdings Inc.	125,581	2,420
	FCC Co. Ltd.	119,743	2,419
	Okinawa Cellular Telephone Co.	145,074	2,418
	Shinmaywa Industries Ltd.	185,368	2,411
	Kurabo Industries Ltd.	53,000	2,410
	YAMABIKO Corp.	142,800	2,386
	Fuso Chemical Co. Ltd.	71,900	2,384
	Fukuda Denshi Co. Ltd.	52,698	2,384
	Toho Bank Ltd.	802,564	2,375
	Totetsu Kogyo Co. Ltd.	86,200	2,366
	Daiichikosho Co. Ltd.	230,866	2,360
	Sun Corp.	42,112	2,358
	Sakata INX Corp.	158,900	2,346
	Yellow Hat Ltd.	232,100	2,337
	Open Up Group Inc.	209,492	2,337
	Wacom Co. Ltd.	428,636	2,327
	Megachips Corp.	44,360	2,325
	Mitsuboshi Belting Ltd.	96,000	2,312
*	Sanken Electric Co. Ltd.	48,000	2,307
	Konoike Transport Co. Ltd.	111,500	2,306
	Ariake Japan Co. Ltd.	65,300	2,291
	GungHo Online Entertainment Inc.	134,700	2,278
	Toyobo Co. Ltd.	305,400	2,267
	Maruzen Showa Unyu Co. Ltd.	50,300	2,263
	San-Ai Obbli Co. Ltd.	170,700	2,261
	JINS Holdings Inc.	44,700	2,255
	Mitsubishi Pencil Co. Ltd.	169,800	2,252
	Hogy Medical Co. Ltd.	64,722	2,247
	Kurimoto Ltd.	200,000	2,246
	Shibaura Machine Co. Ltd.	80,600	2,238
	Funai Soken Holdings Inc.	141,950	2,236
	San-A Co. Ltd.	128,188	2,230
	Nitto Kogyo Corp.	92,588	2,217
	Uchida Yoko Co. Ltd.	32,800	2,211
	Sumitomo Riko Co. Ltd.	129,500	2,191
	Heiwado Co. Ltd.	119,000	2,189
	Noritsu Koki Co. Ltd.	201,500	2,187
	PILLAR Corp.	69,100	2,176
	Aoyama Trading Co. Ltd.	146,800	2,170
	Fuji Kyuko Co. Ltd.	134,900	2,169
110

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Life Corp.	137,500	2,157
	Yurtec Corp.	133,500	2,152
	Happinet Corp.	52,600	2,143
	MCJ Co. Ltd.	227,200	2,143
	Japan Wool Textile Co. Ltd.	202,789	2,139
	Hamakyorex Co. Ltd.	215,400	2,137
	Topre Corp.	147,400	2,137
	Digital Garage Inc.	99,400	2,123
	Heiwa Real Estate Co. Ltd.	145,084	2,123
	Fujita Kanko Inc.	29,300	2,121
	Morita Holdings Corp.	140,166	2,119
	CRE Logistics REIT Inc.	2,075	2,114
	Taihei Dengyo Kaisha Ltd.	150,600	2,112
	Fukuyama Transporting Co. Ltd.	85,000	2,111
	Mandom Corp.	134,154	2,111
	MOS Food Services Inc.	83,958	2,106
[1]	Hokuetsu Corp.	396,521	2,103
	Yokogawa Bridge Holdings Corp.	117,800	2,103
	Galilei Co. Ltd.	90,300	2,100
	Nippon Densetsu Kogyo Co. Ltd.	112,503	2,099
	Appier Group Inc.	248,800	2,088
	Tokyu Construction Co. Ltd.	306,200	2,083
	Ichigo Office REIT Investment Corp.	3,367	2,074
	Nittetsu Mining Co. Ltd.	189,000	2,070
	Nichicon Corp.	206,183	2,069
	Belc Co. Ltd.	43,800	2,056
	Maxell Ltd.	141,600	2,053
	Yamanashi Chuo Bank Ltd.	96,317	2,051
	KH Neochem Co. Ltd.	114,300	2,044
	Mirai Corp.	6,526	2,044
	Tosei Corp.	95,900	2,040
	JCU Corp.	69,000	2,035
	SMS Co. Ltd.	235,200	2,027
	Joyful Honda Co. Ltd.	152,548	2,018
	ARCLANDS Corp.	177,198	2,013
	Royal Holdings Co. Ltd.	120,500	2,001
	Itochu Enex Co. Ltd.	169,400	1,999
	Argo Graphics Inc.	225,200	1,998
	Tri Chemical Laboratories Inc.	103,276	1,993
	Matsui Securities Co. Ltd.	399,500	1,990
	Nomura Co. Ltd.	298,800	1,988
	Create SD Holdings Co. Ltd.	95,818	1,986
	TechMatrix Corp.	140,400	1,986
	Shibuya Corp.	89,400	1,983
	Nohmi Bosai Ltd.	80,600	1,982
	Nippon Seiki Co. Ltd.	171,032	1,976
	First Bank of Toyama Ltd.	208,050	1,967
	Future Corp.	139,400	1,966
	Aichi Steel Corp.	114,108	1,965
	Ricoh Leasing Co. Ltd.	53,106	1,950
	T Hasegawa Co. Ltd.	111,100	1,947
	Transcosmos Inc.	82,096	1,945
	Hiday Hidaka Corp.	90,719	1,936
	SOSiLA Logistics REIT Inc.	2,417	1,935
	Nikkiso Co. Ltd.	197,661	1,932
	Shikoku Kasei Holdings Corp.	108,500	1,931
	Totech Corp.	93,500	1,931
	Yamaichi Electronics Co. Ltd.	64,889	1,922
	Nishio Holdings Co. Ltd.	67,300	1,915
	Maeda Kosen Co. Ltd.	153,100	1,913
	Autobacs Seven Co. Ltd.	191,200	1,910
	Hosokawa Micron Corp.	51,700	1,909
	Toyo Construction Co. Ltd.	169,200	1,909
	Elecom Co. Ltd.	163,000	1,906
	Komeri Co. Ltd.	91,600	1,906
	Takara Leben Real Estate Investment Corp.	3,154	1,902
	Kyokuto Kaihatsu Kogyo Co. Ltd.	113,000	1,891
	Tokyotokeiba Co. Ltd.	52,400	1,879
	Ryobi Ltd.	105,187	1,878
	Daio Paper Corp.	356,400	1,878
111

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Digital Arts Inc.	38,200	1,869
	Chiba Kogyo Bank Ltd.	178,900	1,867
[1]	OSAKA Titanium Technologies Co. Ltd.	108,300	1,865
	Central Glass Co. Ltd.	89,213	1,861
	Arata Corp.	95,318	1,857
	Techno Ryowa Ltd.	50,507	1,854
	Shoei Co. Ltd.	174,400	1,853
	METAWATER Co. Ltd.	86,300	1,852
	San ju San Financial Group Inc.	78,052	1,846
	Central Automotive Products Ltd.	158,115	1,841
	Yuasa Trading Co. Ltd.	56,400	1,834
[1]	Sakura Internet Inc.	82,000	1,830
	Mitsui High-Tec Inc.	366,100	1,826
[1]	Tokyo Keiki Inc.	46,139	1,816
	BML Inc.	76,500	1,812
	Optex Group Co. Ltd.	119,800	1,809
	Earth Corp.	55,243	1,805
	Japan Lifeline Co. Ltd.	190,000	1,803
	Genky DrugStores Co. Ltd.	54,100	1,801
	UT Group Co. Ltd.	99,500	1,772
	Fujibo Holdings Inc.	40,000	1,771
*,1	PKSHA Technology Inc.	61,200	1,771
[1]	Union Tool Co.	33,300	1,768
	Krosaki Harima Corp.	65,100	1,746
	Nitta Corp.	66,600	1,746
	Menicon Co. Ltd.	223,900	1,746
	Axial Retailing Inc.	246,820	1,743
	Onward Holdings Co. Ltd.	415,156	1,742
	Miyazaki Bank Ltd.	57,493	1,729
	Nishimatsuya Chain Co. Ltd.	129,000	1,726
	Toshiba TEC Corp.	85,500	1,726
	Zuken Inc.	55,800	1,725
	Shin Nippon Air Technologies Co. Ltd.	86,200	1,721
	Oita Bank Ltd.	52,107	1,720
	Npr Riken Corp.	84,600	1,713
	Noevir Holdings Co. Ltd.	60,200	1,708
	Mitsuuroko Group Holdings Co. Ltd.	124,900	1,707
	Eizo Corp.	120,112	1,705
	Tsuburaya Fields Holdings Inc.	121,174	1,704
	JAC Recruitment Co. Ltd.	258,800	1,704
	Furukawa Co. Ltd.	85,998	1,695
	World Co. Ltd.	96,600	1,695
	Shin-Etsu Polymer Co. Ltd.	135,000	1,691
	Okinawa Financial Group Inc.	67,044	1,671
	Premium Group Co. Ltd.	130,400	1,669
	Nichiha Corp.	93,600	1,665
	Towa Pharmaceutical Co. Ltd.	90,082	1,658
	Token Corp.	17,986	1,650
	Ishihara Sangyo Kaisha Ltd.	106,500	1,639
	Eiken Chemical Co. Ltd.	105,900	1,619
	Toenec Corp.	148,700	1,614
[1]	Kura Sushi Inc.	74,800	1,611
	Wakita & Co. Ltd.	139,600	1,606
	MEC Co. Ltd.	54,400	1,605
	Cybozu Inc.	80,500	1,602
	Tsukishima Holdings Co. Ltd.	96,800	1,601
	Tokyo Steel Manufacturing Co. Ltd.	180,800	1,595
	Aisan Industry Co. Ltd.	117,600	1,593
	Doutor Nichires Holdings Co. Ltd.	102,137	1,593
	Dip Corp.	115,700	1,588
	ESPEC Corp.	69,708	1,586
	WingArc1st Inc.	72,800	1,586
	Toyo Tanso Co. Ltd.	52,910	1,583
	Lifedrink Co. Inc.	121,640	1,583
	HIS Co. Ltd.	186,100	1,580
	Yamazen Corp.	170,000	1,575
*	Chiyoda Corp.	593,600	1,571
	Idec Corp.	103,000	1,568
	Sinko Industries Ltd.	187,523	1,567
	Infomart Corp.	737,500	1,565
112

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	JBCC Holdings Inc.	186,300	1,562
	Mochida Pharmaceutical Co. Ltd.	81,700	1,561
	Ichigo Inc.	638,700	1,557
	United Super Markets Holdings Inc.	291,206	1,555
	Eagle Industry Co. Ltd.	87,800	1,554
	TPR Co. Ltd.	197,858	1,554
	Teikoku Sen-I Co. Ltd.	69,784	1,553
*	Nxera Pharma Co. Ltd.	265,800	1,546
	Nissan Shatai Co. Ltd.	230,014	1,531
	Matsuya Co. Ltd.	136,400	1,527
	Nachi-Fujikoshi Corp.	59,651	1,526
	Japan Pulp & Paper Co. Ltd.	324,400	1,522
*,1	Atom Corp.	432,157	1,519
	Showa Sangyo Co. Ltd.	79,600	1,519
	& ST HD Co. Ltd.	89,900	1,517
	Milbon Co. Ltd.	100,620	1,511
	TV Asahi Holdings Corp.	73,800	1,502
	Komori Corp.	159,800	1,501
	Mitani Sekisan Co. Ltd.	30,500	1,490
	Takamatsu Construction Group Co. Ltd.	67,300	1,477
	IDOM Inc.	197,900	1,477
	Kohnan Shoji Co. Ltd.	61,000	1,477
	Nishikawa Rubber Co. Ltd.	79,741	1,468
	Nippon Signal Co. Ltd.	179,016	1,464
	Okamoto Industries Inc.	44,700	1,463
	Valqua Ltd.	58,100	1,462
	Noritz Corp.	112,587	1,462
	Sun Frontier Fudousan Co. Ltd.	98,700	1,462
	Matsuda Sangyo Co. Ltd.	54,400	1,461
	ASAHI YUKIZAI Corp.	46,711	1,456
	Hibiya Engineering Ltd.	49,500	1,456
	Tachi-S Co. Ltd.	114,500	1,451
[1]	Ichibanya Co. Ltd.	248,040	1,448
	Hioki EE Corp.	37,700	1,448
	HI-LEX Corp.	78,000	1,447
	Konishi Co. Ltd.	180,700	1,446
	Yahagi Construction Co. Ltd.	102,100	1,444
	TRE Holdings Corp.	144,100	1,444
	Zacros Corp.	210,800	1,441
	ZERIA Pharmaceutical Co. Ltd.	110,740	1,437
	Kisoji Co. Ltd.	93,760	1,437
	Akita Bank Ltd.	60,500	1,433
	Asahi Kogyosha Co. Ltd.	70,400	1,433
	Fuji Co. Ltd.	112,100	1,432
	Meisei Industrial Co. Ltd.	133,800	1,432
	Nichireki Group Co. Ltd.	90,600	1,425
	Tsurumi Manufacturing Co. Ltd.	112,400	1,416
	TOA ROAD Corp.	140,180	1,412
	Asanuma Corp.	251,100	1,411
	Riken Vitamin Co. Ltd.	77,600	1,409
	Imperial Hotel Ltd.	196,600	1,405
	Doshisha Co. Ltd.	74,400	1,399
	Seika Corp.	93,600	1,396
	NS United Kaiun Kaisha Ltd.	39,000	1,394
	m-up Holdings Inc.	110,200	1,377
	Prima Meat Packers Ltd.	85,360	1,371
	Hochiki Corp.	54,700	1,367
	One REIT Inc.	2,358	1,366
	Prestige International Inc.	316,900	1,361
	Kameda Seika Co. Ltd.	54,600	1,361
	Keihanshin Building Co. Ltd.	121,000	1,361
	Koshidaka Holdings Co. Ltd.	177,908	1,361
	CTI Engineering Co. Ltd.	73,800	1,357
	Bank of Iwate Ltd.	51,624	1,356
	Nippon Ceramic Co. Ltd.	57,400	1,355
	Alconix Corp.	96,014	1,349
	Plus Alpha Consulting Co. Ltd.	87,934	1,348
	S&B Foods Inc.	62,200	1,344
	DKS Co. Ltd.	31,500	1,343
	Saibu Gas Holdings Co. Ltd.	111,673	1,339
113

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sakai Moving Service Co. Ltd.	73,000	1,335
	Senshu Electric Co. Ltd.	45,482	1,332
	Nagawa Co. Ltd.	34,300	1,331
	Ringer Hut Co. Ltd.	92,100	1,328
	Nihon Dengi Co. Ltd.	37,423	1,328
	A&D HOLON Holdings Co. Ltd.	101,137	1,326
	Orient Corp.	211,500	1,322
	Bank of the Ryukyus Ltd.	135,167	1,319
	Sala Corp.	193,408	1,318
	Marusan Securities Co. Ltd.	217,755	1,311
	Kumiai Chemical Industry Co. Ltd.	295,550	1,307
	Daiichi Jitsugyo Co. Ltd.	76,800	1,301
	Tanseisha Co. Ltd.	150,300	1,297
	Nissei ASB Machine Co. Ltd.	29,200	1,293
	eGuarantee Inc.	124,500	1,284
	Kyorin Pharmaceutical Co. Ltd.	140,600	1,282
	Tokyo Electron Device Ltd.	65,400	1,278
	Bando Chemical Industries Ltd.	101,600	1,275
	Shikoku Bank Ltd.	135,140	1,275
	Kamei Corp.	67,300	1,273
	Nissha Co. Ltd.	145,860	1,267
	Futaba Industrial Co. Ltd.	206,300	1,260
	Weathernews Inc.	48,300	1,259
	Anest Iwata Corp.	128,000	1,259
	AZ-COM MARUWA Holdings Inc.	188,500	1,257
	Enplas Corp.	23,853	1,254
	SBS Holdings Inc.	57,000	1,254
*	Nippon Sheet Glass Co. Ltd.	334,100	1,250
	Star Micronics Co. Ltd.	115,798	1,248
	Raksul Inc.	181,700	1,247
	RS Technologies Co. Ltd.	50,000	1,246
	Kawada Technologies Inc.	47,500	1,245
	Zojirushi Corp.	115,400	1,244
	Hirata Corp.	94,133	1,243
	Japan Transcity Corp.	166,992	1,242
	AOKI Holdings Inc.	115,004	1,240
	Sato Corp.	87,300	1,239
[1]	Ise Chemicals Corp.	6,045	1,234
	Riken Technos Corp.	136,000	1,233
[1]	Osaka Organic Chemical Industry Ltd.	49,600	1,231
	Kanto Denka Kogyo Co. Ltd.	182,300	1,230
	Nippon Parking Development Co. Ltd.	699,100	1,225
	Kyokuyo Co. Ltd.	39,600	1,224
	Joshin Denki Co. Ltd.	70,426	1,219
	Yokorei Co. Ltd.	153,000	1,217
	Restar Corp.	72,500	1,213
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	49,003	1,207
	Iriso Electronics Co. Ltd.	60,100	1,206
	Nippon Yakin Kogyo Co. Ltd.	43,479	1,205
	Arisawa Manufacturing Co. Ltd.	114,200	1,205
	Yamae Group Holdings Co. Ltd.	72,400	1,202
	Shinnihon Corp.	103,700	1,192
	Toho Titanium Co. Ltd.	116,300	1,192
	Tochigi Bank Ltd.	332,912	1,187
	Oiles Corp.	80,708	1,182
[1]	Tama Home Co. Ltd.	50,400	1,181
	Tokai Corp.	85,200	1,180
	SIGMAXYZ Holdings Inc.	208,000	1,180
	Starzen Co. Ltd.	155,500	1,170
	Katakura Industries Co. Ltd.	67,792	1,169
	Mitsubishi Logisnext Co. Ltd.	117,400	1,169
	Hokkaido Gas Co. Ltd.	265,400	1,166
	SRA Holdings	36,000	1,166
	Anicom Holdings Inc.	226,100	1,166
	Sekisui Jushi Corp.	87,100	1,165
	Canon Electronics Inc.	66,394	1,161
	Okinawa Electric Power Co. Inc.	177,108	1,161
	Bank of Saga Ltd.	55,800	1,159
[1]	Nippon Carbon Co. Ltd.	41,100	1,156
	Pack Corp.	147,900	1,152
114

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sanyo Chemical Industries Ltd.	42,154	1,147
	Computer Engineering & Consulting Ltd.	81,670	1,145
	Koa Corp.	128,800	1,145
	Shinagawa Refra Co. Ltd.	95,200	1,141
	Matsuyafoods Holdings Co. Ltd.	30,000	1,139
[1]	Fixstars Corp.	87,400	1,139
	Nippon Kanzai Holdings Co. Ltd.	66,700	1,135
	Oyo Corp.	60,200	1,123
	Denyo Co. Ltd.	60,000	1,117
	ASKUL Corp.	122,789	1,116
	Shofu Inc.	89,800	1,103
	Press Kogyo Co. Ltd.	260,100	1,102
	Goldcrest Co. Ltd.	50,780	1,101
	K&O Energy Group Inc.	48,700	1,098
	Itochu-Shokuhin Co. Ltd.	17,900	1,088
	Yamagata Bank Ltd.	99,904	1,087
	Furuya Metal Co. Ltd.	58,900	1,086
	Roland Corp.	51,200	1,085
	Procrea Holdings Inc.	96,261	1,081
*,1	Medley Inc.	79,000	1,078
	Siix Corp.	119,600	1,073
	Mitsui DM Sugar Co. Ltd.	54,500	1,073
	Fukui Bank Ltd.	76,055	1,072
	Halows Co. Ltd.	37,700	1,069
	Santec Holdings Corp.	18,100	1,069
	Miyaji Engineering Group Inc.	83,300	1,067
	Ki-Star Real Estate Co. Ltd.	31,300	1,063
	TSI Holdings Co. Ltd.	171,100	1,062
	Cresco Ltd.	100,862	1,062
	Japan Investment Adviser Co. Ltd.	92,700	1,062
[1]	KeePer Technical Laboratory Co. Ltd.	44,436	1,059
	Teikoku Electric Manufacturing Co. Ltd.	52,700	1,055
	Sintokogio Ltd.	157,500	1,055
	Broadleaf Co. Ltd.	219,600	1,055
	Bell System24 Holdings Inc.	122,800	1,055
*,1	euglena Co. Ltd.	382,000	1,052
	Mitsubishi Research Institute Inc.	33,200	1,050
*	Net Protections Holdings Inc.	203,600	1,049
	Belluna Co. Ltd.	159,100	1,048
	Shizuoka Gas Co. Ltd.	142,900	1,045
	Sagami Holdings Corp.	96,396	1,044
	Insource Co. Ltd.	184,700	1,044
[1]	Shoei Foods Corp.	40,800	1,043
	VT Holdings Co. Ltd.	328,100	1,036
	GLOBERIDE Inc.	68,400	1,035
	Optorun Co. Ltd.	93,500	1,029
	Murakami Corp.	23,419	1,028
	Sodick Co. Ltd.	162,278	1,026
	Takara Bio Inc.	171,600	1,026
	Oriental Shiraishi Corp.	371,894	1,024
	M&A Capital Partners Co. Ltd.	53,500	1,022
	Kyoei Steel Ltd.	67,912	1,011
	Tachibana Eletech Co. Ltd.	54,834	1,007
	Aida Engineering Ltd.	168,006	1,005
	Okura Industrial Co. Ltd.	31,200	1,005
	Sakai Chemical Industry Co. Ltd.	54,309	1,002
	Topy Industries Ltd.	54,279	1,002
	G-Tekt Corp.	78,000	1,001
	Altech Corp.	60,300	1,000
	United Arrows Ltd.	79,567	994
	Iseki & Co. Ltd.	69,587	993
	Oisix ra daichi Inc.	89,418	988
	Starts Proceed Investment Corp.	752	987
	DyDo Group Holdings Inc.	62,588	986
	Hakuto Co. Ltd.	39,400	985
	Raiznext Corp.	79,100	983
	Yokowo Co. Ltd.	76,537	980
	Sankei Real Estate Inc.	1,530	979
	Strike Co. Ltd.	39,714	978
	Vision Inc.	123,265	978
115

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chori Co. Ltd.	37,700	971
	Ehime Bank Ltd.	119,600	970
	Sumitomo Seika Chemicals Co. Ltd.	31,300	970
	Tokushu Tokai Paper Co. Ltd.	100,800	970
	S Foods Inc.	59,500	966
	Riso Kagaku Corp.	127,359	965
	Chofu Seisakusho Co. Ltd.	76,000	964
	Torishima Pump Manufacturing Co. Ltd.	71,100	964
[1]	Daido Metal Co. Ltd.	142,000	962
	Mirarth Holdings Inc.	390,400	962
	Tosei REIT Investment Corp.	1,009	957
	en Japan Inc.	94,800	956
	TDC Soft Inc.	109,299	955
	Shibusawa Logistics Corp.	132,836	954
	Obara Group Inc.	34,840	947
	RYODEN Corp.	45,700	947
	MARUKA FURUSATO Corp.	64,600	946
	St. Marc Holdings Co. Ltd.	54,455	941
	Chuo Spring Co. Ltd.	43,600	940
	Tamura Corp.	272,600	934
	Samty Residential Investment Corp.	1,277	934
	Daiwa Industries Ltd.	91,200	933
	Vital KSK Holdings Inc.	115,800	933
	Chubu Shiryo Co. Ltd.	89,500	930
	Hokuto Corp.	78,624	930
[1]	Toyo Gosei Co. Ltd.	20,400	927
	JCR Pharmaceuticals Co. Ltd.	238,600	925
	Osaki Electric Co. Ltd.	114,100	925
	Airman Corp.	74,100	925
	Fukuda Corp.	20,500	915
[1]	Fujio Food Group Inc.	126,887	915
	Yondenko Corp.	100,400	915
	Mitsuba Corp.	150,224	913
	Health Care & Medical Investment Corp.	1,219	911
[1]	Mars Group Holdings Corp.	45,500	906
	Tomoku Co. Ltd.	42,200	901
	Unipres Corp.	115,880	900
	Qol Holdings Co. Ltd.	71,099	896
	ES-Con Japan Ltd.	137,700	894
	Kyokuto Securities Co. Ltd.	90,400	893
	Nippon Thompson Co. Ltd.	205,900	892
[1]	Kappa Create Co. Ltd.	92,188	891
	ASKA Pharmaceutical Holdings Co. Ltd.	65,400	888
	Cawachi Ltd.	46,000	885
	J-Oil Mills Inc.	67,600	885
	Pasona Group Inc.	71,100	879
	Tekken Corp.	36,600	874
	Marudai Food Co. Ltd.	71,718	872
	Asahi Diamond Industrial Co. Ltd.	160,422	871
	JM Holdings Co. Ltd.	89,000	870
	Geo Holdings Corp.	82,300	862
[1]	BRONCO BILLY Co. Ltd.	35,500	862
*,1	Remixpoint Inc.	420,102	859
	Aeon Hokkaido Corp.	152,200	858
	Stella Chemifa Corp.	32,100	852
	Nagaileben Co. Ltd.	74,700	851
	ESCON Japan REIT Investment Corp.	1,061	850
	Takaoka Toko Co. Ltd.	37,800	842
*	RENOVA Inc.	156,900	841
[1]	Change Holdings Inc.	114,400	839
	Nichiden Corp.	52,000	837
	Aichi Corp.	99,900	835
	Godo Steel Ltd.	35,000	830
	Avex Inc.	105,600	828
	Maxvalu Tokai Co. Ltd.	36,300	823
	KPP Group Holdings Co. Ltd.	165,915	820
	Seikitokyu Kogyo Co. Ltd.	85,000	818
	Avant Group Corp.	79,300	815
	Warabeya Nichiyo Holdings Co. Ltd.	40,100	811
	Daito Pharmaceutical Co. Ltd.	100,560	811
116

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Neturen Co. Ltd.	104,400	807
	Yondoshi Holdings Inc.	72,700	807
	Kanro Inc.	85,600	807
[1]	Key Coffee Inc.	63,393	804
	Pacific Metals Co. Ltd.	60,508	804
	Toyo Kanetsu KK	27,400	802
	Nihon Chouzai Co. Ltd.	31,700	801
	Toyo Corp.	74,017	799
	Rheon Automatic Machinery Co. Ltd.	84,915	796
	Sumida Corp.	109,609	796
	SRE Holdings Corp.	43,496	796
	Koatsu Gas Kogyo Co. Ltd.	118,900	792
	Daikokutenbussan Co. Ltd.	19,700	791
	Aiphone Co. Ltd.	43,200	790
	Retail Partners Co. Ltd.	94,600	790
	Nippon Denko Co. Ltd.	361,990	790
	Okabe Co. Ltd.	132,735	790
	Comture Corp.	76,900	790
*	baudroie Inc.	41,615	781
	Osaka Steel Co. Ltd.	46,300	779
	Fudo Tetra Corp.	49,020	776
	Zenrin Co. Ltd.	115,450	772
	Fujicco Co. Ltd.	74,305	771
	NEC Capital Solutions Ltd.	31,200	771
[1]	M&A Research Institute Holdings Inc.	93,273	765
	Mie Kotsu Group Holdings Inc.	217,999	760
	Curves Holdings Co. Ltd.	160,708	757
	Software Service Inc.	8,500	756
	Chubu Steel Plate Co. Ltd.	58,600	752
	Daiki Aluminium Industry Co. Ltd.	102,930	751
	Sanyo Electric Railway Co. Ltd.	57,384	746
	Inui Global Logistics Co. Ltd.	73,108	744
	Genki Global Dining Concepts Corp.	37,900	744
	Nihon Nohyaku Co. Ltd.	132,300	740
	GMO Financial Holdings Inc.	126,900	740
	Shinwa Co. Ltd.	37,000	737
	Vector Inc.	97,800	737
	Giken Ltd.	68,600	734
	Kojima Co. Ltd.	102,800	734
	West Holdings Corp.	76,100	728
	Alpen Co. Ltd.	49,200	726
	Cosel Co. Ltd.	91,000	725
	Gakken Holdings Co. Ltd.	108,900	725
[1]	Gift Holdings Inc.	34,500	722
	Nittoku Co. Ltd.	45,500	719
	Shinsho Corp.	47,500	716
	Wellneo Sugar Co. Ltd.	43,725	715
	Sinanen Holdings Co. Ltd.	17,800	713
	Fukui Computer Holdings Inc.	35,500	710
	COLOPL Inc.	245,700	710
[1]	Tohokushinsha Film Corp.	181,300	710
	Shin Nippon Biomedical Laboratories Ltd.	75,000	709
	Dai Nippon Toryo Co. Ltd.	86,100	708
	Septeni Holdings Co. Ltd.	266,700	708
	Sanshin Electronics Co. Ltd.	37,300	707
	Hoosiers Holdings Co. Ltd.	86,200	707
	JSB Co. Ltd.	29,400	695
	Daikyonishikawa Corp.	145,800	689
	Istyle Inc.	235,200	685
	V Technology Co. Ltd.	30,400	683
	Nippon Beet Sugar Manufacturing Co. Ltd.	35,200	682
	Towa Bank Ltd.	112,950	680
	Komatsu Matere Co. Ltd.	121,300	676
	Miroku Jyoho Service Co. Ltd.	59,100	676
*	Nippon Chemi-Con Corp.	66,981	676
[1]	Rock Field Co. Ltd.	73,068	672
	France Bed Holdings Co. Ltd.	78,100	667
	Tokyo Energy & Systems Inc.	57,500	663
[1]	Piolax Inc.	59,400	662
	Shima Seiki Manufacturing Ltd.	102,000	656
117

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	JDC Corp.	187,900	656
	Hisaka Works Ltd.	71,600	654
	FIDEA Holdings Co. Ltd.	60,920	654
	PHC Holdings Corp.	99,900	653
	Taki Chemical Co. Ltd.	27,800	650
	Nihon Tokushu Toryo Co. Ltd.	47,900	648
	Yamashin-Filter Corp.	131,200	646
[1]	Kosaido Holdings Co. Ltd.	234,800	645
	Sparx Group Co. Ltd.	63,720	643
	Softcreate Holdings Corp.	46,278	640
	Transaction Co. Ltd.	96,200	638
	Kyodo Printing Co. Ltd.	65,500	637
	Shindengen Electric Manufacturing Co. Ltd.	28,000	636
	Ines Corp.	57,300	633
	LITALICO Inc.	79,100	633
	JP-Holdings Inc.	163,800	631
	Onoken Co. Ltd.	70,300	628
	Kanaden Corp.	46,100	626
	CMK Corp.	239,900	624
[1]	Fujiya Co. Ltd.	37,000	621
	Iwaki Co. Ltd.	37,600	621
	BrainPad Inc.	56,857	617
	Mirai Industry Co. Ltd.	28,428	615
	Solasto Corp.	188,000	614
	Aizawa Securities Group Co. Ltd.	72,397	612
	CAC Holdings Corp.	43,900	608
	FULLCAST Holdings Co. Ltd.	55,246	606
	Nippon Rietec Co. Ltd.	45,300	604
	Base Co. Ltd.	26,500	601
	Feed One Co. Ltd.	90,820	600
	Tv Tokyo Holdings Corp.	19,900	599
[1]	Ministop Co. Ltd.	46,600	597
	Kyosan Electric Manufacturing Co. Ltd.	173,900	596
	Ichiyoshi Securities Co. Ltd.	108,000	595
	EM Systems Co. Ltd.	112,200	595
	Intage Holdings Inc.	53,700	594
	I'll Inc.	37,400	591
	Toa Corp. (XTKS)	72,000	590
	Sanoh Industrial Co. Ltd.	98,700	587
	J Trust Co. Ltd.	222,800	586
	Hokkan Holdings Ltd.	41,900	585
	G-7 Holdings Inc.	69,600	577
	Nippon Fine Chemical Co. Ltd.	35,400	570
	GREE Holdings Inc.	216,300	565
	Shinko Shoji Co. Ltd.	85,300	563
	Futaba Corp.	128,432	561
	Maezawa Kyuso Industries Co. Ltd.	60,200	559
	ZIGExN Co. Ltd.	168,700	557
	Hodogaya Chemical Co. Ltd.	46,700	552
	JSP Corp.	45,100	552
	Seikagaku Corp.	129,641	552
	Central Security Patrols Co. Ltd.	31,095	549
	Nichiban Co. Ltd.	44,100	547
	Kanagawa Chuo Kotsu Co. Ltd.	23,700	539
	Nippon Sharyo Ltd.	24,900	539
	Chiyoda Co. Ltd.	83,900	532
	Airport Facilities Co. Ltd.	78,200	523
	YAKUODO Holdings Co. Ltd.	39,400	519
	Alpha Systems Inc.	22,100	518
	TOC Co. Ltd.	98,046	518
	Moriroku Co. Ltd.	34,000	517
	ST Corp.	50,400	513
[1]	YA-MAN Ltd.	101,400	513
	CTS Co. Ltd.	88,042	507
	Xebio Holdings Co. Ltd.	71,108	503
	Nakayama Steel Works Ltd.	125,500	502
	Okuwa Co. Ltd.	92,900	501
	eRex Co. Ltd.	115,000	501
	grems Inc.	33,100	494
	Akatsuki Inc.	28,600	487
118

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Yukiguni Factory Co. Ltd.	72,600	484
	Komehyo Holdings Co. Ltd.	24,700	480
	Fuji Pharma Co. Ltd.	46,800	479
*	Aeon Fantasy Co. Ltd.	26,500	479
	World Holdings Co. Ltd.	29,400	478
	Amvis Holdings Inc.	139,100	473
[1]	Daikoku Denki Co. Ltd.	27,200	471
	Midac Holdings Co. Ltd.	39,210	471
	Honeys Holdings Co. Ltd.	48,390	465
	Kenko Mayonnaise Co. Ltd.	39,000	461
	Link & Motivation Inc.	143,200	457
	Nafco Co. Ltd.	35,200	456
[1]	WATAMI Co. Ltd.	77,500	455
	Icom Inc.	22,300	454
*	Furukawa Battery Co. Ltd.	50,055	452
*	PIA Corp.	23,100	450
	giftee Inc.	63,104	446
	Asahi Co. Ltd.	52,500	445
	Buffalo Inc.	19,500	438
	LEC Inc.	65,848	436
	Tayca Corp.	50,632	432
	Sankyo Seiko Co. Ltd.	98,197	429
	Studio Alice Co. Ltd.	32,300	426
[1]	FP Partner Inc.	28,800	423
	Arakawa Chemical Industries Ltd.	58,300	421
	Daiho Corp.	81,700	418
	Ichikoh Industries Ltd.	137,366	418
	Kintetsu Department Store Co. Ltd.	33,500	408
[1]	Gamecard Holdings Inc	21,200	402
	Pronexus Inc.	56,635	401
	Chiyoda Integre Co. Ltd.	20,000	401
	Amuse Inc.	32,200	394
	Marvelous Inc.	107,000	392
	Oro Co. Ltd.	25,567	390
*	KNT-CT Holdings Co. Ltd.	39,900	386
	Gecoss Corp.	43,100	383
	Digital Holdings Inc.	27,245	383
*	Universal Entertainment Corp.	68,462	383
	Pharma Foods International Co. Ltd.	74,216	383
	Rokko Butter Co. Ltd.	50,100	381
	Nihon Trim Co. Ltd.	12,100	378
	Nitto Kohki Co. Ltd.	33,100	368
	Yorozu Corp.	60,876	362
*	Nippon Coke & Engineering Co. Ltd.	582,300	358
	Shimojima Co. Ltd.	42,200	353
	Central Sports Co. Ltd.	22,675	351
	Management Solutions Co. Ltd.	39,636	344
	S-Pool Inc.	180,260	331
	Cleanup Corp.	66,200	327
	Inaba Seisakusho Co. Ltd.	31,700	326
	Sankyo Tateyama Inc.	83,600	326
*,1	Japan Display Inc.	2,495,300	323
	Carta Holdings Inc.	23,700	322
*	Sourcenext Corp.	294,200	320
	SBI ARUHI Corp.	60,426	313
	Tess Holdings Co. Ltd.	138,500	313
[1]	Riso Kyoiku Group Corp.	242,000	309
	WDB Holdings Co. Ltd.	29,412	308
	Kanamic Network Co. Ltd.	98,800	308
	Elan Corp.	59,900	304
	Corona Corp.	51,200	300
	Artnature Inc.	54,100	296
*,1	TerraSky Co. Ltd.	21,010	283
	Airtrip Corp.	49,718	280
	Daisyo Corp.	39,300	279
	Nisso Holdings Co. Ltd.	66,800	279
[1]	Sumiseki Holdings Inc.	74,000	268
	Media Do Co. Ltd.	22,621	267
	Yushin Co.	63,000	263
	Shimadaya Corp.	23,000	263
119

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Optim Corp.	72,138	261
	FAN Communications Inc.	77,700	254
	Ebase Co. Ltd.	84,300	247
	Tosho Co. Ltd.	48,000	245
	LIFULL Co. Ltd.	195,200	243
	Advan Group Co. Ltd.	42,600	238
	Atrae Inc.	51,316	234
	GMO GlobalSign Holdings KK	16,778	226
	Tokyo Individualized Educational Institute Inc.	73,812	213
[1]	Kitanotatsujin Corp.	226,800	200
	Tsutsumi Jewelry Co. Ltd.	13,100	192
	MTI Ltd.	35,800	187
	Ohara Inc.	24,388	180
*,1	Miyakoshi Holdings Inc.	25,710	156
	CHIMNEY Co. Ltd.	20,000	153
*,1	Demae-Can Co. Ltd.	118,500	113
			1,653,880
Kuwait (0.4%)
	National Industries Group Holding SAK	7,860,099	7,455
	Boursa Kuwait Securities Co. KPSC	389,137	5,099
	Al Ahli Bank of Kuwait KSCP	5,411,846	5,075
*	Kuwait Real Estate Co. KSC	3,144,809	4,352
	Commercial Real Estate Co. KSC	5,250,535	3,642
	Gulf Cables & Electrical Industries Group Co. KSCP	402,525	2,947
	Boubyan Petrochemicals Co. KSCP	1,421,971	2,845
	Kuwait International Bank KSCP	3,259,448	2,842
	Kuwait Telecommunications Co.	1,440,170	2,788
	Humansoft Holding Co. KSC	326,169	2,631
	Salhia Real Estate Co. KSCP	1,662,083	2,270
*	Kuwait Projects Co. Holding KSCP	7,133,910	2,046
	Jazeera Airways Co. KSCP	274,643	1,314
*	National Real Estate Co. KPSC	4,122,630	1,048
			46,354
Malaysia (1.0%)
	Inari Amertron Bhd.	11,302,900	7,045
	TIME dotCom Bhd.	5,238,700	5,964
	KPJ Healthcare Bhd.	8,745,000	5,920
	United Plantations Bhd.	958,250	5,666
	Frontken Corp. Bhd.	4,757,750	5,125
	Westports Holdings Bhd.	3,800,100	4,669
	Bursa Malaysia Bhd.	2,385,554	4,666
	IGB REIT	6,674,400	4,288
	Yinson Holdings Bhd.	7,171,340	4,058
	Sime Darby Property Bhd.	12,316,358	3,960
	My EG Services Bhd.	18,907,500	3,810
	Sunway REIT	6,851,400	3,437
	Axis REIT	6,429,600	3,301
	IOI Properties Group Bhd.	5,914,600	2,966
	Pavilion REIT	6,344,400	2,803
	Heineken Malaysia Bhd.	509,749	2,593
	ViTrox Corp. Bhd.	2,319,200	2,492
	Malakoff Corp. Bhd.	9,346,300	2,409
	SP Setia Bhd. Group	10,612,300	2,188
	Sunway Construction Group Bhd.	1,532,900	2,150
	Carlsberg Brewery Malaysia Bhd. Class B	529,905	2,090
	Malaysian Pacific Industries Bhd.	289,000	2,064
	Eco World Development Group Bhd. (XKLS)	4,086,800	2,008
	Mega First Corp. Bhd.	2,197,900	1,945
*	Pentamaster Corp. Bhd.	1,810,550	1,849
	Gas Malaysia Bhd.	1,688,900	1,829
	Scientex Bhd.	2,131,000	1,725
*	Greatech Technology Bhd.	3,415,800	1,682
	Mah Sing Group Bhd.	6,230,697	1,546
	MBSB Bhd.	8,732,100	1,510
*	Tanco Holdings Bhd.	6,236,380	1,393
	CTOS Digital Bhd.	6,148,900	1,372
*	UWC Bhd.	1,365,200	1,335
	Bank Islam Malaysia Bhd.	2,510,050	1,319
	Kossan Rubber Industries Bhd.	4,494,900	1,274
120

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	VS Industry Bhd.	10,240,785	1,207
	Nationgate Holdings Bhd.	3,649,064	1,024
	Bumi Armada Bhd.	12,902,700	1,017
	Velesto Energy Bhd.	16,707,480	998
	Cahya Mata Sarawak Bhd.	2,430,600	921
	DRB-Hicom Bhd.	3,026,627	910
	Malaysian Resources Corp. Bhd.	7,721,138	828
	Sports Toto Bhd.	2,365,286	785
	Padini Holdings Bhd.	1,721,000	777
	UEM Sunrise Bhd.	5,016,600	765
*	WCT Holdings Bhd.	4,187,551	749
*	Berjaya Corp. Bhd.	10,665,528	738
	Syarikat Takaful Malaysia Keluarga Bhd.	973,500	720
*	Supermax Corp. Bhd.	6,138,680	694
*	Dagang NeXchange Bhd.	8,551,000	621
	Hibiscus Petroleum Bhd.	1,803,380	616
	D&O Green Technologies Bhd.	1,992,700	593
	BerMaz Auto Bhd.	3,327,440	532
	British American Tobacco Malaysia Bhd.	400,800	440
*	Chin Hin Group Bhd.	619,027	341
*	Astro Malaysia Holdings Bhd.	998,100	31
			119,758
Mexico (0.3%)
	Fibra MTY SAPI de CV	8,481,200	6,524
[3]	FIBRA Macquarie Mexico	2,937,913	4,758
	Grupo Televisa SAB Series CPO	8,206,600	4,276
	Bolsa Mexicana de Valores SAB de CV	1,977,466	3,774
	Genomma Lab Internacional SAB de CV Class B	2,417,180	2,365
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,343,598	2,224
*,3	Nemak SAB de CV	9,679,738	2,048
	La Comer SAB de CV	893,229	1,934
*,3	Grupo Traxion SAB de CV	1,561,461	1,151
	Grupo Rotoplas SAB de CV	911,722	658
			29,712
Netherlands (1.1%)
	SBM Offshore NV	481,175	12,443
	Arcadis NV	246,879	11,790
	Aalberts NV	351,866	11,148
[3]	Signify NV	445,086	10,654
	Allfunds Group plc	1,316,869	10,010
	Koninklijke BAM Groep NV	899,853	8,353
	Van Lanschot Kempen NV	114,736	6,708
	Koninklijke Heijmans NV	84,805	6,008
*,1	Galapagos NV	175,779	5,596
	TKH Group NV	126,382	5,587
*,1,3	Basic-Fit NV	186,206	5,527
	APERAM SA	155,526	5,420
	Eurocommercial Properties NV	153,176	4,574
	Corbion NV	211,149	4,298
	Havas NV	2,282,196	3,983
	Fugro NV	380,937	3,890
*	Flow Traders Ltd.	119,610	3,289
[1]	Theon International plc	83,542	2,945
	Wereldhave NV	136,244	2,894
*	OCI NV	362,200	1,421
[1]	PostNL NV	1,206,408	1,335
	NSI NV	53,940	1,271
*	TomTom NV	207,951	1,252
	Sligro Food Group NV	82,765	889
[1]	Brunel International NV	69,866	623
			131,908
New Zealand (0.3%)
	Summerset Group Holdings Ltd.	761,593	5,051
	Freightways Group Ltd.	593,780	4,997
	Goodman Property Trust	3,514,622	4,262
	Precinct Properties Group	5,083,767	3,608
	Kiwi Property Group Ltd.	5,219,693	3,226
	Genesis Energy Ltd.	1,984,141	2,850
	Vector Ltd.	879,787	2,522
121

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Channel Infrastructure NZ Ltd.	1,435,832	2,202
	Argosy Property Ltd.	2,803,021	2,059
	Scales Corp. Ltd.	476,637	1,663
	Stride Property Group	1,762,436	1,484
*	SKYCITY Entertainment Group Ltd.	3,257,116	1,359
*	Oceania Healthcare Ltd.	2,463,552	1,113
	SKY Network Television Ltd.	406,269	837
			37,233
Norway (1.8%)
	Storebrand ASA	1,491,211	23,109
	Subsea 7 SA	818,678	14,952
	SpareBank 1 Sor-Norge ASA	737,602	12,697
[1]	Frontline plc	518,580	12,687
	TOMRA Systems ASA	844,464	10,309
	Protector Forsikring ASA	219,848	9,904
	Sparebanken Norge	507,167	8,837
*	Nordic Semiconductor ASA	591,362	8,553
	Bakkafrost P/F	178,529	8,198
	SpareBank 1 SMN	441,113	8,114
	Borregaard ASA	333,109	6,309
	DOF Group ASA	699,320	6,269
	TGS ASA	692,844	5,979
	Hafnia Ltd.	953,452	5,940
	Veidekke ASA	373,405	5,781
[3]	Europris ASA	546,494	4,712
*,3	Scatec ASA	445,958	4,704
	Leroy Seafood Group ASA	997,845	4,698
	Atea ASA	282,480	4,304
[3]	BW LPG Ltd.	318,550	4,218
	DNO ASA	2,854,654	3,898
*,3	AutoStore Holdings Ltd.	3,853,860	3,738
*,1	Cadeler A/S	761,640	3,531
	BLUENORD ASA	76,909	3,512
[1]	Hoegh Autoliners ASA	371,292	3,327
	Wallenius Wilhelmsen ASA	375,996	2,941
	Austevoll Seafood ASA	301,256	2,829
	Stolt-Nielsen Ltd.	78,152	2,621
[3]	Elkem ASA	956,864	2,517
	Aker Solutions ASA	906,675	2,491
	MPC Container Ships ASA	1,273,438	2,228
[3]	Entra ASA	162,059	1,803
	Wilh Wilhelmsen Holding ASA Class A	34,853	1,757
	Bonheur ASA	69,447	1,502
*,1	NEL ASA	6,120,410	1,335
	Wilh Wilhelmsen Holding ASA Class B	22,984	1,092
	BW Offshore Ltd.	289,919	1,056
*	BW Energy Ltd.	223,436	851
*,1	Grieg Seafood ASA	124,213	832
			214,135
Philippines (0.1%)
	AREIT Inc.	4,558,400	3,322
	RL Commercial REIT Inc.	21,637,200	2,692
	Century Pacific Food Inc.	4,275,500	2,544
	Manila Water Co. Inc.	3,722,600	2,198
	DigiPlus Interactive Corp.	5,373,620	1,907
	Security Bank Corp.	1,329,741	1,572
	Robinson's Land Corp.	5,965,397	1,510
	Wilcon Depot Inc.	5,026,300	658
	D&L Industries Inc.	7,018,100	538
*	Cebu Air Inc.	682,580	340
			17,281
Poland (1.3%)
	CD Projekt SA	255,897	17,582
	Asseco Poland SA	241,086	14,023
*	Tauron Polska Energia SA	3,804,617	10,300
*	PGE Polska Grupa Energetyczna SA	3,136,288	9,510
*	Bank Millennium SA	2,194,292	9,185
	Grupa Kety SA	35,814	9,013
	Alior Bank SA	321,156	8,949
122

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Zabka Group SA	1,530,928	8,894
*	Benefit Systems SA	10,110	8,576
	KRUK SA	63,808	7,844
*,1	CCC SA	186,455	7,631
	Budimex SA	45,800	7,271
	Orange Polska SA	2,330,450	5,679
	Enea SA	924,094	5,184
[3]	XTB SA	273,671	5,164
[1]	Pepco Group NV	580,014	4,369
	Bank Handlowy w Warszawie SA	119,930	3,381
*	Cyfrowy Polsat SA	566,310	2,032
	Warsaw Stock Exchange	101,283	1,675
*,1	Jastrzebska Spolka Weglowa SA	193,799	1,358
*,1	Grupa Azoty SA	172,843	876
			148,496
Portugal (0.2%)
	REN - Redes Energeticas Nacionais SGPS SA	1,258,489	4,737
	Sonae SGPS SA	2,811,898	4,581
	NOS SGPS SA	651,120	2,821
[1]	Navigator Co. SA	788,896	2,732
	CTT-Correios de Portugal SA	277,056	2,409
[1]	Mota-Engil SGPS SA	287,629	1,990
[1]	Altri SGPS SA	237,327	1,346
	Corticeira Amorim SGPS SA	143,002	1,200
	Semapa-Sociedade de Investimento e Gestao	50,438	1,052
			22,868
Qatar (0.1%)
	Doha Bank QPSC	10,089,920	6,963
	Gulf International Services QSC	3,932,534	3,334
	United Development Co. QSC	6,324,207	1,638
	Al Meera Consumer Goods Co. QSC	366,081	1,471
			13,406
Romania (0.0%)
	TTS Transport Trade Services SA	493,865	562
*	Teraplast SA	5,326,197	519
			1,081
Russia (0.0%)
*,2	OGK-2 PJSC	54,519,850	—
*,2	TGC-1 PJSC	2,060,900,000	—
*,2	Mechel PJSC	477,169	—
*,2	LSR Group PJSC	66,793	—
*,2	EL5-ENERO PJSC	24,682,000	—
*,2	Gruppa Kompanii Samolyot PAO	30,568	—
*,2	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,2	Bank St. Petersburg PJSC	642,145	—
*,2	Rosseti Tsentr i Privolzhye PAO	236,900,000	—
*,2	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.7%)
	Electrical Industries Co.	2,028,176	6,247
	National Medical Care Co.	80,640	3,810
	National Co. for Learning & Education	77,498	3,579
*	Rasan Information Technology Co.	114,305	3,357
	Arriyadh Development Co.	422,353	3,317
	Al Masane Al Kobra Mining Co.	161,324	3,253
	National Gas & Industrialization Co.	135,515	3,214
*,1	National Agriculture Development Co.	544,527	3,028
	Saudi Chemical Co. Holding	1,520,746	2,991
	United International Transportation Co.	142,560	2,813
	Al Hammadi Holding	288,384	2,687
	Almoosa Health Co.	48,864	2,604
	AlKhorayef Water & Power Technologies Co.	63,116	2,531
	Retal Urban Development Co.	797,047	2,507
*	Saudi Reinsurance Co.	301,568	2,499
*	Saudi Automotive Services Co.	125,208	2,394
	East Pipes Integrated Co. for Industry	57,829	2,242
	Al Moammar Information Systems Co.	54,153	2,175
	Al Rajhi REIT	971,318	2,173
123

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Jahez International Co.	370,821	2,103
	Middle East Healthcare Co.	150,081	2,047
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	219,047	1,769
	Etihad Atheeb Telecommunication Co.	61,231	1,756
	Southern Province Cement Co.	252,596	1,685
*	Bawan Co.	110,872	1,671
	Al-Dawaa Medical Services Co.	94,535	1,652
*	Perfect Presentation For Commercial Services Co.	558,017	1,518
	Saudi Ceramic Co.	184,958	1,509
	Yanbu Cement Co.	284,108	1,227
*	Middle East Paper Co.	155,957	1,123
	Eastern Province Cement Co.	155,800	1,075
	Arabian Cement Co.	179,520	1,060
	Almunajem Foods Co.	67,857	1,048
*	Advanced Building Industries Co.	107,864	1,028
	City Cement Co.	250,858	975
			80,667
Singapore (0.6%)
	Frasers Centrepoint Trust	4,582,207	8,237
	Keppel Infrastructure Trust	13,829,568	4,888
	Parkway Life REIT	1,531,781	4,825
	Golden Agri-Resources Ltd.	22,250,450	4,787
	ESR-REIT	2,170,008	4,767
	iFAST Corp. Ltd.	571,300	4,249
	Sheng Siong Group Ltd.	2,230,900	3,975
	Capitaland India Trust	3,485,810	3,239
	Lendlease Global Commercial REIT	5,871,419	2,887
	CapitaLand China Trust	3,967,799	2,436
	AIMS APAC REIT	2,207,058	2,340
	Stoneweg Europe Stapled Trust	1,323,440	2,324
	Starhill Global REIT	5,174,808	2,307
	First Resources Ltd.	1,528,729	2,303
	UMS Integration Ltd.	1,860,800	2,113
	Raffles Medical Group Ltd.	2,704,684	2,058
	OUE REIT	7,689,909	2,039
	CDL Hospitality Trusts	2,913,542	1,846
[1]	Singapore Post Ltd.	5,318,400	1,718
	Digital Core REIT Management Pte. Ltd.	3,125,900	1,610
	Far East Hospitality Trust	3,449,300	1,602
[1]	Riverstone Holdings Ltd.	1,926,500	1,332
*,1	AEM Holdings Ltd.	911,800	1,327
	Bumitama Agri Ltd.	952,400	1,047
	First REIT	4,852,072	1,044
*	Keppel Pacific Oak US REIT	3,087,800	708
	Prime US REIT	3,499,232	684
[1]	Nanofilm Technologies International Ltd.	1,035,800	552
*	COSCO Shipping International Singapore Co. Ltd.	4,897,800	455
*	Manulife US REIT	6,296,688	452
			74,151
South Africa (1.0%)
	Momentum Group Ltd.	4,242,382	8,168
	Redefine Properties Ltd.	23,972,989	7,469
	AVI Ltd.	1,143,767	6,360
	Fortress Real Estate Investments Ltd. Class B	4,453,962	5,992
	Vukile Property Fund Ltd.	4,268,271	5,578
*	SPAR Group Ltd.	751,110	4,724
	Resilient REIT Ltd.	1,073,210	4,374
	Hyprop Investments Ltd.	1,340,655	3,976
	Truworths International Ltd.	1,304,267	3,906
	DRDGOLD Ltd.	1,538,496	3,885
	Netcare Ltd.	4,460,457	3,762
[3]	Dis-chem Pharmacies Ltd.	1,858,269	3,635
	Life Healthcare Group Holdings Ltd.	5,310,226	3,635
	Telkom SA SOC Ltd.	1,232,333	3,447
	Coronation Fund Managers Ltd.	1,099,063	3,120
	Motus Holdings Ltd.	508,921	3,067
*	Pick n Pay Stores Ltd.	1,849,199	3,019
	DataTec Ltd.	688,112	2,854
	Equites Property Fund Ltd.	2,893,316	2,820
124

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sappi Ltd.	2,111,904	2,767
	We Buy Cars Holdings Ltd.	992,602	2,632
*,1	Boxer Retail Ltd.	579,013	2,540
	Omnia Holdings Ltd.	571,018	2,511
	JSE Ltd.	286,632	2,329
	Ninety One Ltd.	764,352	2,274
	Attacq Ltd.	2,577,596	2,253
	Grindrod Ltd.	2,060,687	2,014
	Reunert Ltd.	610,207	1,967
	AECI Ltd.	366,913	1,892
	Thungela Resources Ltd.	427,544	1,889
	Astral Foods Ltd.	141,155	1,822
*	MAS plc	1,281,958	1,559
	Sun International Ltd.	611,447	1,368
	Burstone Group Ltd.	2,267,852	1,183
	Super Group Ltd.	1,224,121	1,134
	Wilson Bayly Holmes-Ovcon Ltd.	128,871	1,125
	Afrimat Ltd.	388,245	1,018
*	KAP Ltd.	9,178,653	871
			118,939
South Korea (4.8%)
[1]	APR Corp.	89,731	16,033
	IsuPetasys Co. Ltd.	197,807	15,689
*,1	Peptron Inc.	77,425	14,683
*	ABLBio Inc.	146,664	10,243
[1]	KIWOOM Securities Co. Ltd.	47,261	9,817
*,1	LigaChem Biosciences Inc.	92,898	9,526
	JB Financial Group Co. Ltd.	587,607	9,251
*,1	Rainbow Robotics	29,530	9,023
	PharmaResearch Co. Ltd.	23,316	8,828
[1]	Sam Chun Dang Pharm Co. Ltd.	52,703	8,641
	LEENO Industrial Inc.	180,854	7,279
*	Hanwha Engine	194,058	6,724
*,1	Taihan Cable & Solution Co. Ltd.	394,645	6,670
	JYP Entertainment Corp.	101,239	5,740
*	Voronoi Inc.	39,260	5,387
*	HD-Hyundai Marine Engine	74,835	5,208
[1]	TechWing Inc.	111,632	5,187
	Hansol Chemical Co. Ltd.	31,723	5,155
*,1	D&D PharmaTech Inc.	26,047	5,072
[1]	Eo Technics Co. Ltd.	30,105	4,951
	HD Hyundai Infracore Co. Ltd.	463,327	4,943
[1]	Sanil Electric Co. Ltd.	44,508	4,871
[1]	KEPCO Engineering & Construction Co. Inc.	68,197	4,865
[1]	Poongsan Corp.	61,227	4,709
[1]	WONIK IPS Co. Ltd.	104,687	4,695
	DB HiTek Co. Ltd.	111,394	4,576
*,1	Doosan Fuel Cell Co. Ltd.	149,525	4,465
[1]	Cosmax Inc.	30,125	4,314
[1]	Douzone Bizon Co. Ltd.	65,334	4,081
	Hyundai Elevator Co. Ltd.	74,504	3,949
*,1	Doosan Robotics Inc.	72,365	3,945
	OCI Holdings Co. Ltd.	48,037	3,841
*,1	Silicon2 Co. Ltd.	120,361	3,796
*	Hugel Inc.	20,331	3,730
*,1	Enchem Co. Ltd.	61,773	3,710
	Korean Reinsurance Co.	493,366	3,671
[1]	HPSP Co. Ltd.	150,819	3,637
*,1	GemVax & Kael Co. Ltd.	105,536	3,570
*	Oscotec Inc.	122,681	3,526
[1]	Dongjin Semichem Co. Ltd.	116,190	3,472
[1]	SIMMTECH Co. Ltd.	78,118	3,436
[1]	SM Entertainment Co. Ltd.	40,757	3,414
*,1	Mezzion Pharma Co. Ltd.	78,518	3,405
[1]	Iljin Electric Co. Ltd.	83,789	3,368
	Eugene Technology Co. Ltd.	50,685	3,360
*,1	Hanall Biopharma Co. Ltd.	113,496	3,291
*,1	Naturecell Co. Ltd.	187,816	3,248
[1]	Daeduck Electronics Co. Ltd.	122,262	3,240
125

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	CosmoAM&T Co. Ltd.	83,256	3,232
[1]	ST Pharm Co. Ltd.	45,112	3,203
[1]	Hana Micron Inc.	155,584	3,190
[1]	DL E&C Co. Ltd.	105,815	3,165
	Youngone Corp.	75,342	3,055
	Han Kuk Carbon Co. Ltd.	115,466	2,965
*,1	Lunit Inc.	97,789	2,938
	Shinsegae Inc.	23,625	2,879
[1]	Park Systems Corp.	16,836	2,868
[1]	Kolmar Korea Co. Ltd.	53,004	2,861
[1]	YG Entertainment Inc.	43,317	2,780
[1]	Soulbrain Co. Ltd.	14,042	2,777
*,1	ISU Specialty Chemical	70,766	2,743
[1]	CS Wind Corp.	88,338	2,698
	Hyundai Department Store Co. Ltd.	47,260	2,677
[1]	Hyundai Construction Equipment Co. Ltd.	37,794	2,647
[1]	Classys Inc.	72,394	2,499
[1]	Jusung Engineering Co. Ltd.	115,031	2,466
*,1	BHI Co. Ltd.	67,482	2,390
[1]	Caregen Co. Ltd.	52,393	2,382
[1]	Pharmicell Co. Ltd.	199,449	2,368
	Hyundai Wia Corp.	57,351	2,354
	SK REITs Co. Ltd.	622,484	2,311
	Hyosung Corp.	25,924	2,300
[1]	L&C Bio Co. Ltd.	61,887	2,285
[1]	Shinsung Delta Tech Co. Ltd.	58,509	2,243
	Daou Technology Inc.	80,448	2,198
[1]	Koh Young Technology Inc.	186,826	2,177
[1]	Daishin Securities Co. Ltd.	106,197	2,165
[1]	Paradise Co. Ltd.	163,622	2,120
*,1	Seojin System Co. Ltd.	110,100	2,088
[1]	S&S Tech Corp.	53,178	2,086
*,1	Fadu Inc.	116,452	2,069
[1]	Daejoo Electronic Materials Co. Ltd.	38,753	2,049
[1]	Tokai Carbon Korea Co. Ltd.	17,605	2,044
	ISC Co. Ltd.	36,563	2,031
	LX International Corp.	95,130	2,010
	Seegene Inc.	112,201	1,990
[1]	People & Technology Inc.	65,151	1,971
*	Daewoo Engineering & Construction Co. Ltd.	734,260	1,926
	Youngone Holdings Co. Ltd.	19,241	1,918
[1]	HK inno N Corp.	54,550	1,889
*,1	Woori Technology Inc.	556,697	1,876
*	Kumho Tire Co. Inc.	566,649	1,875
[1]	ESR Kendall Square REIT Co. Ltd.	612,396	1,873
[1]	PSK Inc.	70,786	1,866
*	CJ ENM Co. Ltd.	37,364	1,837
*,1	Lotte Energy Materials Corp.	100,485	1,828
*,1	SOLUM Co. Ltd.	142,342	1,785
	HDC Hyundai Development Co-Engineering & Construction	131,979	1,783
*	GI Innovation Inc.	166,121	1,758
	LOTTE Fine Chemical Co. Ltd.	52,583	1,680
[1]	Shinhan Alpha REIT Co. Ltd.	424,368	1,655
	Kolon Industries Inc.	65,970	1,645
*,1	Chabiotech Co. Ltd.	190,358	1,641
*,1	Lotte Tour Development Co. Ltd.	127,042	1,615
	SK Chemicals Co. Ltd.	36,276	1,607
[1]	Advanced Nano Products Co. Ltd.	34,125	1,573
	Daewoong Pharmaceutical Co. Ltd.	16,063	1,572
*	Hanwha Investment & Securities Co. Ltd.	418,274	1,565
	LX Semicon Co. Ltd.	38,829	1,557
	Chong Kun Dang Pharmaceutical Corp.	26,238	1,523
	SK Gas Ltd.	8,276	1,512
	Medytox Inc.	17,736	1,493
	LOTTE REIT Co. Ltd.	550,109	1,488
[1]	Doosan Tesna Inc.	41,945	1,470
*,1	VT Co. Ltd.	80,140	1,402
	RFHIC Corp.	59,748	1,397
	HAESUNG DS Co. Ltd.	38,631	1,393
	JR Global REIT	687,665	1,390
126

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Lake Materials Co. Ltd.	135,794	1,390
*,1	SK oceanplant Co. Ltd.	93,362	1,387
*	Studio Dragon Corp.	43,340	1,384
*,1	Wemade Co. Ltd.	73,468	1,382
[1]	Hana Tour Service Inc.	40,433	1,351
*,1	Duk San Neolux Co. Ltd.	45,812	1,350
[1]	Sung Kwang Bend Co. Ltd.	61,139	1,349
[1]	TES Co. Ltd.	43,369	1,341
	DoubleUGames Co. Ltd.	37,968	1,336
	Hankook & Co. Co. Ltd.	80,449	1,328
*,1	Foosung Co. Ltd.	213,216	1,328
	Hyosung TNC Corp.	9,099	1,326
*,1	Cosmochemical Co. Ltd.	95,698	1,293
*,1	SHIFT UP Corp.	47,789	1,284
*,1	Synopex Inc.	277,916	1,275
	SL Corp.	49,993	1,270
	Soop Co. Ltd.	24,331	1,239
	SK Discovery Co. Ltd.	29,189	1,215
*,1	Ananti Inc.	224,996	1,214
	Grand Korea Leisure Co. Ltd.	111,480	1,211
*	Cafe24 Corp.	48,220	1,210
[1]	NEXTIN Inc.	25,860	1,191
	HDC Holdings Co. Ltd.	91,904	1,186
	Korea Petrochemical Ind Co. Ltd.	12,827	1,177
	ENF Technology Co. Ltd.	33,836	1,173
	Dongwon Industries Co. Ltd.	34,379	1,167
*,1	Il Dong Pharmaceutical Co. Ltd.	69,577	1,147
*,1	KMW Co. Ltd.	96,176	1,146
*,1	Shin Poong Pharmaceutical Co. Ltd.	119,459	1,136
	HS Hyosung Advanced Materials Corp.	8,713	1,131
*,1	Danal Co. Ltd.	199,857	1,128
*,1	Hyundai Bioscience Co. Ltd.	307,074	1,122
	DongKook Pharmaceutical Co. Ltd.	89,086	1,104
*,1	Creative & Innovative System	208,209	1,104
[1]	Cheryong Electric Co. Ltd.	40,496	1,100
*,1	Binex Co. Ltd.	98,184	1,095
*	Asiana Airlines Inc.	176,020	1,088
[1]	NICE Information Service Co. Ltd.	107,078	1,088
	SK Networks Co. Ltd.	340,929	1,085
[1]	BH Co. Ltd.	83,622	1,074
[1]	Hancom Inc.	61,518	1,069
[1]	Solid Inc.	189,248	1,066
	DL Holdings Co. Ltd.	38,962	1,063
	Daesang Corp.	71,994	1,052
	Daewoong Co. Ltd.	68,288	1,036
[1]	TK Corp.	51,803	1,026
*,1	HLB Life Science Co. Ltd.	346,986	1,021
	SNT Motiv Co. Ltd.	42,511	1,019
[1]	Lotte Chilsung Beverage Co. Ltd.	12,450	1,007
	Orion Holdings Corp.	74,167	987
	Lotte Rental Co. Ltd.	47,975	986
	NHN Corp.	48,358	981
*,1	Hanssem Co. Ltd.	29,382	958
*,1	LS Materials Ltd.	102,050	957
	Korea Electric Terminal Co. Ltd.	21,894	949
	Ecopro HN Co. Ltd.	48,662	945
	Sebang Global Battery Co. Ltd.	20,683	944
	Dong-A Socio Holdings Co. Ltd.	12,391	943
*	CJ CGV Co. Ltd.	262,730	920
[2]	Samyang Holdings Corp.	12,448	912
	Mcnex Co. Ltd.	41,770	911
	LX Holdings Corp.	158,408	906
	Seah Besteel Holdings Corp.	46,345	892
	Green Cross Holdings Corp.	80,435	889
	Youlchon Chemical Co. Ltd.	39,674	879
[1]	Intellian Technologies Inc.	27,595	874
[1]	NHN KCP Corp.	77,924	870
*	Eubiologics Co. Ltd.	98,201	850
*	Bioneer Corp.	77,927	847
[1]	Dentium Co. Ltd.	21,161	845
127

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Ahnlab Inc.	19,651	837
	Binggrae Co. Ltd.	16,494	836
[1]	KC Tech Co. Ltd.	31,082	832
	JW Pharmaceutical Corp.	50,248	827
[1]	Harim Holdings Co. Ltd.	157,777	818
*,1	Chunbo Co. Ltd.	16,147	815
[1]	Posco M-Tech Co. Ltd.	75,828	813
	TKG Huchems Co. Ltd.	64,494	809
*,1	GS P&L Co. Ltd.	29,994	806
*	Korea Line Corp.	603,920	795
	i-SENS Inc.	65,285	792
[1]	Humedix Co. Ltd.	22,455	790
*,1	UniTest Inc.	55,591	789
	Innocean Worldwide Inc.	65,501	788
	SD Biosensor Inc.	116,407	780
*,1	SFA Semicon Co. Ltd.	260,331	778
[1]	TCC Steel	60,466	777
	Sungwoo Hitech Co. Ltd.	163,489	775
[1]	Hanil Cement Co. Ltd.	61,953	767
	SFA Engineering Corp.	44,149	765
	Myoung Shin Industrial Co. Ltd.	115,314	754
	Yuanta Securities Korea Co. Ltd.	277,590	752
	Innox Advanced Materials Co. Ltd.	43,549	751
*	Hanwha General Insurance Co. Ltd.	195,820	744
*	Neowiz	43,269	743
[1]	Solus Advanced Materials Co. Ltd.	115,768	743
	OCI Co. Ltd.	17,650	731
*,1	Nexon Games Co. Ltd.	77,990	730
*,1	Sungeel Hitech Co. Ltd.	24,009	722
*,1	BNC Korea Co. Ltd.	202,453	720
	Hyundai GF Holdings	131,038	716
*,1	Shinsung E&G Co. Ltd.	545,655	706
	KCC Glass Corp.	37,551	684
	Huons Global Co. Ltd.	17,852	682
	Boryung	109,595	679
	Seobu T&D	105,808	676
	Lotte Wellfood Co. Ltd.	8,462	676
	Com2uSCorp	28,066	671
	MegaStudyEdu Co. Ltd.	22,713	662
*,1	Komipharm International Co. Ltd.	155,035	657
*,1	Joongang Advanced Materials Co. Ltd.	251,861	657
	Hankook Shell Oil Co. Ltd.	2,095	648
	InBody Co. Ltd.	31,939	643
	Young Poong Corp.	18,598	639
*,1	HLB Therapeutics Co. Ltd.	269,807	631
	Dongkuk Steel Mill Co. Ltd.	105,592	630
[1]	PI Advanced Materials Co. Ltd.	49,478	629
	Unid Co. Ltd.	13,105	618
[1]	IS Dongseo Co. Ltd.	47,244	616
*	Bukwang Pharmaceutical Co. Ltd.	236,729	613
	HL Holdings Corp.	21,601	613
	Hyundai Home Shopping Network Corp.	16,474	608
*	Tongyang Life Insurance Co. Ltd.	126,495	600
*,1	Daea TI Co. Ltd.	206,769	587
	Samchully Co. Ltd.	6,775	585
	Samwha Capacitor Co. Ltd.	24,648	583
	SK Securities Co. Ltd.	1,173,338	576
	Hyundai Green Food	54,200	572
*	Seoul Semiconductor Co. Ltd.	129,739	570
	Dong-A ST Co. Ltd.	16,458	564
[1]	DI Dong Il Corp.	44,405	563
	GOLFZON Co. Ltd.	13,318	555
	LF Corp.	43,245	554
	Eugene Investment & Securities Co. Ltd.	205,355	536
*,1	Genexine Inc.	144,840	526
	E1 Corp.	9,878	518
	Nexen Tire Corp.	113,929	513
	Soulbrain Holdings Co. Ltd.	16,790	504
	KH Vatec Co. Ltd.	56,946	501
	Partron Co. Ltd.	102,200	496
128

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	GC Cell Corp.	30,657	493
	Taekwang Industrial Co. Ltd.	864	486
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	74,756	486
[1]	Huons Co. Ltd.	23,322	478
*	Yungjin Pharmaceutical Co. Ltd.	323,724	468
*,1	CMG Pharmaceutical Co. Ltd.	368,896	467
	Handsome Co. Ltd.	45,177	465
	NICE Holdings Co. Ltd.	47,708	464
	LX Hausys Ltd.	22,670	447
	Advanced Process Systems Corp.	31,388	437
	Zinus Inc.	43,857	425
*	Jeju Air Co. Ltd.	105,220	421
*,1	GeneOne Life Science Inc.	282,634	417
	Kwang Dong Pharmaceutical Co. Ltd.	100,959	404
[2]	Ilyang Pharmaceutical Co. Ltd.	44,081	404
	INTOPS Co. Ltd.	35,247	399
	HYUNDAI Corp.	26,592	396
*,1	Amicogen Inc.	184,962	394
	Korea United Pharm Inc.	29,511	394
	KISWIRE Ltd.	31,374	393
	Samyang Corp.	11,268	391
	Hanjin Logistics Corp.	27,442	385
	Webzen Inc.	45,433	384
	Modetour Network Inc.	48,261	377
*	W Scope Chungju Plant Co. Ltd.	67,767	373
	Hansae Co. Ltd.	48,344	358
*,1	DIO Corp.	30,279	357
	iMarketKorea Inc.	64,493	355
	Hansol Paper Co. Ltd.	59,377	339
	Songwon Industrial Co. Ltd.	49,035	330
*,2	NKMax Co. Ltd.	232,882	330
	Vieworks Co. Ltd.	23,901	318
*,1	Dawonsys Co. Ltd.	111,177	295
	HS Industries Co. Ltd.	103,561	290
	Namyang Dairy Products Co. Ltd.	7,531	272
*,1	Humasis Co. Ltd.	298,185	256
*,2	Hyosung Chemical Corp.	7,851	214
*	CrystalGenomics Invites Co. Ltd.	40,070	42
			566,450
Spain (1.5%)
[1]	Indra Sistemas SA	316,379	17,501
[3]	Unicaja Banco SA	4,917,198	13,275
	Enagas SA	792,572	12,578
	Acerinox SA	847,084	10,909
	Fluidra SA	359,871	10,416
	Viscofan SA	157,248	9,773
	Puig Brands SA Class B	524,509	8,999
	Sacyr SA (XMAD)	1,985,895	8,736
	Colonial SFL Socimi SA	1,353,304	8,563
	Vidrala SA (XMAD)	76,719	7,308
	Logista Integral SA	215,540	7,183
	CIE Automotive SA	205,184	6,881
*	Tecnicas Reunidas SA	155,806	5,577
	Laboratorios Farmaceuticos Rovi SA	66,679	4,701
*	Solaria Energia y Medio Ambiente SA	271,481	4,695
	Elecnor SA	130,581	4,260
	Almirall SA	265,806	3,826
	Construcciones y Auxiliar de Ferrocarriles SA	60,577	3,825
*	Pharma Mar SA	43,450	3,673
	Ebro Foods SA	179,002	3,648
[3]	Neinor Homes SA	175,639	3,492
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,518,469	3,338
	Melia Hotels International SA	350,358	2,899
*	Grenergy Renovables SA	30,039	2,590
	Atresmedia Corp. de Medios de Comunicacion SA	306,814	1,857
*	HBX Group International plc	227,022	1,852
[3]	Gestamp Automocion SA	476,652	1,844
[3]	Global Dominion Access SA	315,629	1,157
[1]	Ence Energia y Celulosa SA	375,454	1,147
129

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Prosegur Cia de Seguridad SA	351,257	1,147
*	Distribuidora Internacional de Alimentacion SA	31,427	1,036
[3]	Prosegur Cash SA	958,983	785
			179,471
Sweden (3.9%)
	Nordnet AB publ	722,033	20,849
	Avanza Bank Holding AB	474,319	18,230
	Lagercrantz Group AB Class B	680,588	16,650
	Sectra AB Class B	466,816	14,808
	Mycronic AB	545,607	12,799
	Loomis AB	248,917	10,028
[3]	Thule Group AB	387,724	9,934
	Wihlborgs Fastigheter AB	972,174	9,447
	AddLife AB Class B	404,645	8,742
*	Camurus AB	129,896	8,545
	Hexpol AB	935,469	8,506
*,3	Sinch AB	2,294,082	8,307
*	Kinnevik AB Class B	867,043	8,183
[3]	Munters Group AB	471,852	7,986
	Pandox AB	380,687	7,595
	Catena AB	151,776	7,354
	Billerud Aktiebolag	783,994	7,255
*	Asmodee Group AB Class B	556,702	7,174
*	HMS Networks AB	115,216	6,396
	Elekta AB Class B	1,245,238	6,329
	NCC AB Class B	277,299	6,321
	Hemnet Group AB	285,195	6,225
[3]	Bravida Holding AB	733,580	6,201
	Lindab International AB	258,933	6,194
	Alleima AB	709,513	6,128
*	Asker Healthcare Group AB	665,983	6,034
	AFRY AB	347,616	5,963
	Fabege AB	674,992	5,948
	Betsson AB Class B	375,711	5,855
	Wallenstam AB Class B	1,252,216	5,794
	Bure Equity AB	193,402	5,664
	Husqvarna AB Class B	1,194,103	5,654
[3]	Dometic Group AB	1,151,236	5,627
	Hufvudstaden AB Class A	418,115	5,557
*	Embracer Group AB	520,569	5,425
	Electrolux Professional AB Class B	780,109	5,418
	Granges AB	367,606	5,379
	Storskogen Group AB Class B	5,096,449	5,266
[3]	Scandic Hotels Group AB	540,570	5,254
	Bufab AB	477,163	5,245
	Addnode Group AB	450,272	5,240
*	Electrolux AB Class B	774,180	4,996
	Clas Ohlson AB Class B	132,017	4,815
	Nyfosa AB	565,731	4,812
	Cibus Nordic Real Estate AB publ	276,967	4,800
	Peab AB Class B	589,518	4,771
	Medicover AB Class B	174,916	4,755
*	Modern Times Group MTG AB Class B	341,901	4,596
	Nolato AB Class B	689,490	4,563
*,3	BoneSupport Holding AB	191,620	4,453
	Vitrolife AB	272,122	4,200
	Vitec Software Group AB Class B	117,482	4,100
	INVISIO AB	128,589	4,089
*,1,3	BioArctic AB	132,141	4,078
	AQ Group AB	192,098	3,959
*	NCAB Group AB	617,930	3,798
[3]	Attendo AB	435,367	3,694
	Bilia AB Class A	251,568	3,522
	MIPS AB	93,524	3,349
	JM AB	215,798	3,072
	NP3 Fastigheter AB	111,936	3,047
	Atrium Ljungberg AB Class B	811,660	2,922
	Systemair AB	354,820	2,917
	Ratos AB Class B	691,455	2,797
130

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Truecaller AB Class B	861,496	2,568
	Cloetta AB Class B	650,594	2,423
	SkiStar AB	143,910	2,403
*	Sdiptech AB Class B	120,536	2,400
	Dios Fastigheter AB	350,883	2,391
*,1	Samhallsbyggnadsbolaget i Norden AB	4,249,564	2,333
*,3	Boozt AB	215,132	2,326
	Arjo AB Class B	731,285	2,321
*,1	Vimian Group AB	724,095	2,288
	Troax Group AB	135,489	2,054
	Instalco AB	760,953	1,928
*,1	Roko AB	9,513	1,867
	Platzer Fastigheter Holding AB Class B	230,795	1,772
*	Xvivo Perfusion AB	88,910	1,766
	Intea Fastigheter AB	232,498	1,658
	Fagerhult Group AB	320,799	1,559
*,1	Better Collective A/S	123,738	1,518
*,1	Hexatronic Group AB	656,463	1,494
*	Norion Bank AB	196,800	1,466
	Investment AB Oresund	95,077	1,201
	Corem Property Group AB Class B	2,909,118	1,183
	MEKO AB	137,701	1,114
	Volati AB	94,560	1,067
	NCC AB Class A	23,598	546
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	409,318	422
*,2	Ow Bunker A/S	24,023	—
			461,682
Switzerland (3.1%)
	Accelleron Industries AG	339,232	27,807
[3]	Galenica AG	179,899	19,388
	Siegfried Holding AG (Registered)	140,874	13,589
	Allreal Holding AG (Registered)	55,384	13,237
	Cembra Money Bank AG	105,323	12,044
	Mobimo Holding AG (Registered)	27,624	11,709
	EFG International AG	530,563	11,064
	Bucher Industries AG (Registered)	23,816	10,568
	Sulzer AG (Registered)	61,761	10,322
	Huber & Suhner AG (Registered)	51,921	9,509
	Sunrise Communications AG Class A	171,590	9,405
	Valiant Holding AG (Registered)	56,732	9,338
	dormakaba Holding AG	108,910	9,303
	Tecan Group AG (Registered)	46,052	8,410
	SFS Group AG	60,556	8,212
	Kardex Holding AG (Registered)	21,514	8,092
	Burckhardt Compression Holding AG	11,121	7,692
	Interroll Holding AG (Registered)	2,397	7,397
	Inficon Holding AG (Registered)	61,139	7,335
	Vontobel Holding AG (Registered)	96,427	7,312
	Luzerner Kantonalbank AG	70,366	7,158
	Landis & Gyr Group AG	92,336	6,689
	Clariant AG (Registered)	737,937	6,616
	Comet Holding AG (Registered)	26,488	6,474
	St. Galler Kantonalbank AG (Registered)	10,047	6,373
	Softwareone Holding AG (XSWX)	603,521	6,202
	ALSO Holding AG (Registered)	20,304	5,834
	Ypsomed Holding AG (Registered)	13,762	5,404
*	Aryzta AG	83,156	5,332
	Burkhalter Holding AG	28,893	5,131
*	ams-OSRAM AG	356,166	4,928
	Daetwyler Holding AG	26,677	4,919
	Stadler Rail AG	194,188	4,762
*	Dottikon Es Holding AG	10,689	4,222
	Bossard Holding AG (Registered) Class A	19,402	4,216
	Implenia AG (Registered)	51,428	4,081
[3]	Medacta Group SA	21,472	3,978
	Intershop Holding AG	19,812	3,884
*,3	Montana Aerospace AG	94,938	3,764
*	u-blox Holding AG	20,543	3,436
	Forbo Holding AG (Registered)	3,331	3,060
131

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	SKAN Group AG	44,339	2,897
	Zehnder Group AG	30,586	2,695
	COSMO Pharmaceuticals NV	31,347	2,638
*	Basilea Pharmaceutica Ag Allschwil (Registered)	42,563	2,465
	OC Oerlikon Corp. AG Pfaffikon (Registered)	653,195	2,336
*,3	Sensirion Holding AG	32,195	2,307
	Bystronic AG	5,372	1,997
	Bell Food Group AG (Registered)	6,626	1,901
	Cie Financiere Tradition SA	4,976	1,884
	TX Group AG	7,364	1,860
	Autoneum Holding AG	8,219	1,635
*,1,3	Medartis Holding AG	16,015	1,624
*,3	PolyPeptide Group AG	47,748	1,546
	Vetropack Holding AG (Registered)	46,033	1,228
	APG SGA SA	4,561	1,202
	VP Bank AG Class A	11,894	1,193
*,1	Komax Holding AG (Registered)	14,038	1,157
	Schweiter Technologies AG	3,013	1,041
	Arbonia AG	163,867	1,036
[3]	Medmix AG	88,121	1,012
*	LEM Holding SA (Registered)	1,698	964
*	u-blox Holding AG (XSWX)	5,065	851
*,1	PIERER Mobility AG	30,369	470
			366,135
Taiwan (7.5%)
[1]	Phison Electronics Corp.	612,229	21,107
	MPI Corp.	299,000	20,274
	Tripod Technology Corp.	1,630,327	18,030
	United Integrated Services Co. Ltd.	595,200	16,567
[1]	Mitac Holdings Corp.	3,249,378	10,489
[1]	Taiwan Union Technology Corp.	834,000	10,399
[1]	Compeq Manufacturing Co. Ltd.	3,615,471	10,218
	Taichung Commercial Bank Co. Ltd.	13,775,410	9,577
	Acter Group Corp. Ltd.	368,962	9,210
[1]	L&K Engineering Co. Ltd.	587,475	9,088
[1]	Fositek Corp.	189,000	8,860
	TA Chen Stainless Pipe	6,964,106	8,301
[1]	AURAS Technology Co. Ltd.	233,000	7,932
[1]	WinWay Technology Co. Ltd.	91,459	7,762
[1]	Makalot Industrial Co. Ltd.	853,930	7,450
	Advanced Echem Materials Co. Ltd.	252,846	7,287
[1]	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,446,625	7,182
	Simplo Technology Co. Ltd.	613,631	6,985
	Radiant Opto-Electronics Corp.	1,625,675	6,964
	ADATA Technology Co. Ltd.	1,061,494	6,814
	Topco Scientific Co. Ltd.	607,643	6,733
	Getac Holdings Corp.	1,458,000	6,531
*	Macronix International Co. Ltd.	6,399,386	6,451
[1]	Highwealth Construction Corp.	5,056,776	6,405
[1]	Chenbro Micom Co. Ltd.	214,000	6,395
[1]	Co-Tech Development Corp.	774,000	5,877
[1]	Lotus Pharmaceutical Co. Ltd.	600,000	5,756
	Kaori Heat Treatment Co. Ltd.	279,210	5,625
	Sinbon Electronics Co. Ltd.	818,066	5,607
	Lien Hwa Industrial Holdings Corp.	3,518,804	5,520
	Sigurd Microelectronics Corp.	1,603,822	5,426
[1]	WNC Corp.	1,268,066	5,146
[1]	EZconn Corp.	169,511	5,128
[1]	Dynapack International Technology Corp.	505,299	5,017
	IBF Financial Holdings Co. Ltd.	9,901,596	4,903
	AP Memory Technology Corp.	374,154	4,891
[1]	Faraday Technology Corp.	811,470	4,790
[1]	Bora Pharmaceuticals Co. Ltd.	235,310	4,748
	Ardentec Corp.	1,548,851	4,693
[1]	Kinsus Interconnect Technology Corp.	1,020,282	4,503
	Primax Electronics Ltd.	1,620,000	4,359
	Qisda Corp.	4,272,200	4,293
[1]	Tong Yang Industry Co. Ltd.	1,357,919	4,260
[1]	Elite Advanced Laser Corp.	478,607	4,225
132

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	LandMark Optoelectronics Corp.	305,600	4,195
	Chipbond Technology Corp.	2,141,852	4,145
	Ruentex Industries Ltd.	2,330,349	4,065
[1]	Innodisk Corp.	289,554	4,042
[1]	Elan Microelectronics Corp.	987,545	3,966
[1]	Asia Optical Co. Inc.	775,000	3,931
[1]	Shin Zu Shing Co. Ltd.	566,995	3,871
	Taiwan Hon Chuan Enterprise Co. Ltd.	940,269	3,855
[1]	Supreme Electronics Co. Ltd.	1,786,008	3,826
[1]	Global Brands Manufacture Ltd.	1,001,100	3,786
[1]	Sunonwealth Electric Machine Industry Co. Ltd.	774,000	3,778
	Great Wall Enterprise Co. Ltd.	2,234,686	3,774
[1]	Kinik Co.	371,000	3,767
[1]	Chunghwa Precision Test Tech Co. Ltd.	72,000	3,750
[1]	Jinan Acetate Chemical Co. Ltd.	1,859,360	3,639
[1]	Pixart Imaging Inc.	483,920	3,633
	Foxsemicon Integrated Technology Inc.	302,400	3,624
	Tung Ho Steel Enterprise Corp.	1,745,350	3,561
*,1	Fulltech Fiber Glass Corp.	1,516,000	3,548
*,1	Starlux Airlines Co. Ltd.	4,473,823	3,489
[1]	AcBel Polytech Inc.	2,443,325	3,445
	Goldsun Building Materials Co. Ltd. Class C	2,930,402	3,445
[1]	Solar Applied Materials Technology Corp.	1,785,691	3,432
[1]	Sanyang Motor Co. Ltd.	1,748,037	3,430
	Arcadyan Technology Corp.	524,737	3,429
	Grand Process Technology Corp.	72,773	3,420
[1]	Ta Ya Electric Wire & Cable	2,494,842	3,397
	Huaku Development Co. Ltd.	960,685	3,250
	Feng Hsin Steel Co. Ltd.	1,572,000	3,234
	Poya International Co. Ltd.	218,250	3,225
[1]	Century Iron & Steel Industrial Co. Ltd.	647,000	3,219
	Yankey Engineering Co. Ltd.	215,580	3,215
	Taiwan Surface Mounting Technology Corp.	897,530	3,200
	Ennoconn Corp.	334,432	3,169
	Taiwan Speciality Chemicals Corp.	287,000	3,150
	YFY Inc.	3,815,000	3,146
[1]	All Ring Tech Co. Ltd.	264,000	3,146
[1]	Wiselink Co. Ltd.	523,739	3,137
[1]	VisEra Technologies Co. Ltd.	370,000	3,080
*,1	FOCI Fiber Optic Communications Inc.	263,000	3,051
*,1	China Petrochemical Development Corp.	12,517,620	3,048
[1]	ITEQ Corp.	803,870	3,044
[1]	Wisdom Marine Lines Co. Ltd.	1,484,241	3,041
[1]	First Hi-Tec Enterprise Co. Ltd.	266,000	3,033
	Kinpo Electronics	4,098,196	3,016
	Yulon Finance Corp.	965,757	3,016
[1]	Visual Photonics Epitaxy Co. Ltd.	661,455	2,959
[1]	Pan Jit International Inc.	1,083,000	2,956
[1]	Phoenix Silicon International Corp.	525,286	2,940
[1]	Sercomm Corp.	896,000	2,872
[1]	Universal Microwave Technology Inc.	201,000	2,865
	Hannstar Board Corp.	924,642	2,828
	Shinkong Insurance Co. Ltd.	773,000	2,826
	Fusheng Precision Co. Ltd.	358,000	2,816
[1]	Merry Electronics Co. Ltd.	843,528	2,803
	Charoen Pokphand Enterprise	620,400	2,762
[1]	XinTec Inc.	555,000	2,747
[1]	Test Research Inc.	539,371	2,733
[1]	Allis Electric Co. Ltd.	751,915	2,691
	Systex Corp.	637,000	2,677
[1]	LuxNet Corp.	401,000	2,642
	TXC Corp.	913,877	2,639
*	Mercuries Life Insurance Co. Ltd.	11,175,657	2,628
	Tong Hsing Electronic Industries Ltd.	643,968	2,616
[1]	Elite Semiconductor Microelectronics Technology Inc.	890,000	2,592
[1]	Silicon Integrated Systems Corp.	1,436,130	2,574
	Taiwan Cogeneration Corp.	1,635,152	2,563
[1]	Sitronix Technology Corp.	390,282	2,536
	President Securities Corp.	3,233,078	2,487
[1]	Ability Enterprise Co. Ltd.	895,968	2,486
133

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Pan-International Industrial Corp.	1,367,595	2,484
[1]	Coretronic Corp.	869,000	2,464
[1]	Dynamic Holding Co. Ltd.	847,004	2,462
[1]	Gudeng Precision Industrial Co. Ltd.	215,399	2,457
	Merida Industry Co. Ltd.	754,055	2,444
	Ennostar Inc.	2,162,500	2,404
[1]	Nan Pao Resins Chemical Co. Ltd.	199,000	2,371
	Greatek Electronics Inc.	1,029,000	2,353
[1]	CTCI Corp.	2,355,085	2,335
	Machvision Inc.	128,157	2,333
	Orient Semiconductor Electronics Ltd.	1,480,197	2,324
[1]	Everlight Electronics Co. Ltd.	1,218,725	2,318
	Quanta Storage Inc.	670,000	2,308
	ITE Technology Inc.	542,418	2,293
*	BES Engineering Corp.	4,597,468	2,288
[1]	Marketech International Corp.	286,000	2,275
	Center Laboratories Inc.	1,995,960	2,203
*	Lumosa Therapeutics Co. Ltd.	320,234	2,187
	EVERGREEN Steel Corp.	631,000	2,179
	ChipMOS Technologies Inc.	2,069,494	2,177
	Cleanaway Co. Ltd.	277,000	2,175
	Airoha Technology Corp.	134,000	2,170
*,1	FLEXium Interconnect Inc.	1,055,140	2,162
*,1	Wafer Works Corp.	1,984,125	2,012
[1]	Scientech Corp.	174,000	2,005
[1]	Evergreen Aviation Technologies Corp.	411,000	1,974
[1]	Unitech Printed Circuit Board Corp.	2,266,793	1,930
[1]	Cheng Uei Precision Industry Co. Ltd.	1,190,000	1,903
[1]	Shiny Chemical Industrial Co. Ltd.	401,700	1,902
	Run Long Construction Co. Ltd.	1,538,000	1,899
[1]	C Sun Manufacturing Ltd.	329,220	1,881
[1]	Chenming Electronic Technology Corp.	464,784	1,866
	TTY Biopharm Co. Ltd.	711,987	1,840
	Far Eastern Department Stores Ltd.	2,612,043	1,836
	Wowprime Corp.	261,223	1,829
	Union Bank Of Taiwan	3,030,080	1,826
	Sakura Development Co. Ltd.	1,166,110	1,822
[1]	Gloria Material Technology Corp.	1,632,023	1,803
	Wah Lee Industrial Corp.	615,500	1,802
	Stark Technology Inc.	344,000	1,785
[1]	Chang Wah Electromaterials Inc.	1,212,000	1,780
	Nan Kang Rubber Tire Co. Ltd.	1,513,027	1,778
[1]	Advanced Wireless Semiconductor Co.	492,192	1,769
	Grape King Bio Ltd.	435,000	1,746
[1]	Raydium Semiconductor Corp.	221,000	1,746
	Sinon Corp.	1,259,000	1,746
	Shinkong Synthetic Fibers Corp.	4,004,416	1,736
	Global Mixed Mode Technology Inc.	228,199	1,726
*	CSBC Corp. Taiwan	2,697,187	1,711
[1]	ASROCK Inc.	163,000	1,696
	Chong Hong Construction Co. Ltd.	659,493	1,687
[1]	Farglory Land Development Co. Ltd.	960,854	1,683
[1]	WUS Printed Circuit Co. Ltd.	507,555	1,673
[1]	Fitipower Integrated Technology Inc.	339,246	1,672
[1]	Solomon Technology Corp.	392,776	1,670
	Taiwan Paiho Ltd.	898,183	1,666
*	HannStar Display Corp.	7,180,810	1,665
[1]	G Shank Enterprise Co. Ltd.	524,665	1,637
[1]	Nichidenbo Corp.	556,000	1,628
[1]	Altek Corp.	1,013,423	1,627
*,1	Episil Technologies Inc.	888,101	1,625
	Holy Stone Enterprise Co. Ltd.	439,007	1,624
	Pegavision Corp.	145,514	1,610
[1]	Fulgent Sun International Holding Co. Ltd.	514,294	1,601
[1]	Hota Industrial Manufacturing Co. Ltd.	830,317	1,600
	Tainan Spinning Co. Ltd.	3,883,674	1,590
[1]	I-Chiun Precision Industry Co. Ltd.	668,247	1,589
*,1	TaiMed Biologics Inc.	683,122	1,585
	Evergreen International Storage & Transport Corp.	850,751	1,583
	Via Technologies Inc.	926,000	1,576
134

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Kenmec Mechanical Engineering Co. Ltd.	690,000	1,572
	Channel Well Technology Co. Ltd.	619,708	1,552
	Clevo Co.	1,202,043	1,543
	Synmosa Biopharma Corp.	1,401,669	1,528
	Lian HWA Food Corp.	423,100	1,524
	Cheng Loong Corp.	2,734,920	1,518
[1]	Zero One Technology Co. Ltd.	408,656	1,517
[1]	JPC connectivity Inc.	280,100	1,514
[1]	RichWave Technology Corp.	301,569	1,508
*,1	Chung Hung Steel Corp.	3,138,000	1,506
	Chang Wah Technology Co. Ltd.	1,152,000	1,506
[1]	Anpec Electronics Corp.	192,000	1,490
[1]	Johnson Health Tech Co. Ltd.	287,283	1,488
[1]	Chicony Power Technology Co. Ltd.	507,000	1,483
	Cathay Real Estate Development Co. Ltd.	1,993,000	1,478
	Depo Auto Parts Ind Co. Ltd.	333,313	1,477
	Sporton International Inc.	253,666	1,475
*	Yieh Phui Enterprise Co. Ltd.	3,072,670	1,472
	Universal Cement Corp.	1,454,000	1,463
[1]	Kuo Toong International Co. Ltd.	775,662	1,454
	Thinking Electronic Industrial Co. Ltd.	236,000	1,445
[1]	Taiflex Scientific Co. Ltd.	654,038	1,443
	Ton Yi Industrial Corp.	2,446,000	1,428
	Kenda Rubber Industrial Co. Ltd.	2,161,324	1,407
[1]	Weikeng Industrial Co. Ltd.	1,475,000	1,407
[1]	FocalTech Systems Co. Ltd.	729,258	1,396
[1]	CyberPower Systems Inc.	180,000	1,395
	Standard Foods Corp.	1,365,708	1,394
[1]	Lai Yih Footwear Co. Ltd.	197,000	1,390
	Ichia Technologies Inc.	842,000	1,388
	Topkey Corp.	229,000	1,385
[1]	China Steel Chemical Corp.	522,853	1,383
[1]	Chin-Poon Industrial Co. Ltd.	1,298,072	1,381
	TPK Holding Co. Ltd.	1,170,000	1,379
	Taiwan Semiconductor Co. Ltd.	770,000	1,372
	O-Bank Co. Ltd.	4,653,000	1,369
[1]	Hotai Finance Co. Ltd.	681,370	1,364
[1]	Kindom Development Co. Ltd.	1,260,290	1,363
[1]	SDI Corp.	492,000	1,361
[1]	Nuvoton Technology Corp.	675,000	1,346
*,1	Andes Technology Corp.	154,686	1,340
	Formosa International Hotels Corp.	213,841	1,324
*,1	EirGenix Inc.	608,855	1,324
*	General Interface Solution GIS Holding Ltd.	825,000	1,321
	Hu Lane Associate Inc.	307,581	1,314
	UPI Semiconductor Corp.	215,000	1,309
	Formosa Taffeta Co. Ltd.	2,668,000	1,290
	Taiwan Sakura Corp.	466,000	1,290
[1]	HD Renewable Energy Co. Ltd.	305,947	1,290
	China Bills Finance Corp.	2,368,000	1,282
[1]	Promate Electronic Co. Ltd.	821,621	1,266
	Brighton-Best International Taiwan Inc.	1,159,000	1,262
[1]	Allied Supreme Corp.	157,000	1,258
[1]	JSL Construction & Development Co. Ltd.	743,923	1,233
*,1	Etron Technology Inc.	1,040,875	1,230
	Posiflex Technology Inc.	174,822	1,225
*	Polaris Group	1,071,817	1,192
[1]	M31 Technology Corp.	90,090	1,191
	Gemtek Technology Corp.	1,401,115	1,189
	YungShin Global Holding Corp.	649,697	1,189
[1]	Flytech Technology Co. Ltd.	340,845	1,175
[1]	Delpha Construction Co. Ltd.	1,204,000	1,158
	TCI Co. Ltd.	313,067	1,156
*,1	Phihong Technology Co. Ltd.	1,163,520	1,150
[1]	Materials Analysis Technology Inc.	173,356	1,142
*,1	Egis Technology Inc.	256,000	1,139
[1]	Swancor Holding Co. Ltd.	280,000	1,133
[1]	Forcecon Tech Co. Ltd.	319,217	1,132
*,1	Grand Pacific Petrochemical	3,378,843	1,131
*,1	Sunplus Technology Co. Ltd.	1,600,000	1,116
135

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Chief Telecom Inc.	94,600	1,111
[1]	Waffer Technology Corp.	483,439	1,108
*	United Renewable Energy Co. Ltd.	4,900,129	1,087
[1]	Genesys Logic Inc.	305,000	1,065
*,1	Medigen Vaccine Biologics Corp.	909,544	1,045
*,1	Microbio Co. Ltd.	1,449,292	1,036
[1]	Shinfox Energy Co. Ltd.	519,445	1,026
	CMC Magnetics Corp.	3,455,758	1,023
[1]	Zyxel Group Corp.	883,250	1,005
	Hsin Kuang Steel Co. Ltd.	769,569	992
	Great Tree Pharmacy Co. Ltd.	276,000	991
[1]	Weltrend Semiconductor	619,753	969
	Chun Yuan Steel Industry Co. Ltd.	1,555,000	967
	Dimerco Express Corp.	369,750	967
	Taiwan PCB Techvest Co. Ltd.	842,102	965
[1]	Kaimei Electronic Corp.	317,800	965
[1]	Ability Opto-Electronics Technology Co. Ltd.	295,754	945
	TSRC Corp.	1,926,046	938
	Continental Holdings Corp.	1,329,000	935
*	RDC Semiconductor Co. Ltd.	199,850	928
	Bank of Kaohsiung Co. Ltd.	2,347,697	923
*,1	Taiwan-Asia Semiconductor Corp.	1,177,406	922
*	International CSRC Investment Holdings Co.	2,772,997	921
*	Foresee Pharmaceuticals Co. Ltd.	359,294	917
[1]	Actron Technology Corp.	201,895	911
[1]	Advancetek Enterprise Co. Ltd.	784,000	896
	IEI Integration Corp.	410,716	892
[1]	TYC Brother Industrial Co. Ltd.	570,710	887
	Everlight Chemical Industrial Corp.	1,454,649	883
	Amazing Microelectronic Corp.	272,085	882
	AmTRAN Technology Co. Ltd.	1,898,972	865
	Syncmold Enterprise Corp.	384,750	860
*	China Man-Made Fiber Corp.	4,215,384	855
	Sincere Navigation Corp.	1,077,970	847
	UPC Technology Corp.	2,552,065	840
	Kung Long Batteries Industrial Co. Ltd.	210,000	829
	USI Corp.	2,464,784	828
	China Metal Products	965,515	824
[1]	YC INOX Co. Ltd.	1,319,255	824
	D-Link Corp.	1,516,774	820
*,1	CyberTAN Technology Inc.	939,571	811
	FSP Technology Inc.	411,428	809
*	Holtek Semiconductor Inc.	615,279	808
[1]	Hung Sheng Construction Ltd.	1,165,620	807
[1]	T3EX Global Holdings Corp.	356,000	807
*	TSEC Corp.	1,764,646	804
[1]	Cub Elecparts Inc.	240,606	793
	Advanced International Multitech Co. Ltd.	406,000	787
[1]	Alpha Networks Inc.	745,599	784
	Rechi Precision Co. Ltd.	1,042,668	782
*	Lung Yen Life Service Corp.	459,000	776
*	Taiwan TEA Corp.	1,719,293	776
*	Career Technology MFG. Co. Ltd.	1,609,203	773
	TaiDoc Technology Corp.	193,000	771
	Radium Life Tech Co. Ltd.	2,158,107	771
	Darfon Electronics Corp.	660,000	771
*	Ritek Corp.	2,381,048	770
[1]	Gamania Digital Entertainment Co. Ltd.	398,000	767
	PharmaEngine Inc.	331,102	765
*	Longchen Paper & Packaging Co. Ltd.	2,497,707	760
	Ho Tung Chemical Corp.	2,808,362	748
	Ambassador Hotel	531,000	741
	Gourmet Master Co. Ltd.	326,789	741
	Sampo Corp.	906,048	724
	Sunny Friend Environmental Technology Co. Ltd.	268,741	723
	TA-I Technology Co. Ltd.	352,500	716
*	Oriental Union Chemical Corp.	1,801,000	699
[1]	Universal Vision Biotechnology Co. Ltd.	150,255	698
	ZillTek Technology Corp.	106,045	695
*	Adimmune Corp.	1,122,343	694
136

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Nantex Industry Co. Ltd.	948,000	687
*,1	Tong-Tai Machine & Tool Co. Ltd.	650,429	684
[1]	Motech Industries Inc.	1,235,928	682
[1]	Yungshin Construction & Development Co. Ltd.	274,410	681
[1]	Lingsen Precision Industries Ltd.	1,019,000	680
	St. Shine Optical Co. Ltd.	159,419	677
	Elitegroup Computer Systems Co. Ltd.	1,023,647	673
	Xxentria Technology Materials Corp.	582,334	654
	Mercuries & Associates Holding Ltd.	1,404,042	652
*,1	Gigastorage Corp.	1,045,742	643
	Namchow Holdings Co. Ltd.	509,000	640
	Zeng Hsing Industrial Co. Ltd.	207,536	622
	Adlink Technology Inc.	320,127	616
	Tung Thih Electronic Co. Ltd.	255,384	606
	Firich Enterprises Co. Ltd.	778,815	602
[1]	CHC Healthcare Group	423,727	593
	Bioteque Corp.	148,000	592
	Cyberlink Corp.	188,076	573
[1]	Sensortek Technology Corp.	90,000	556
[1]	91APP Inc.	236,555	554
	Chlitina Holding Ltd.	169,569	551
	Advanced Ceramic X Corp.	142,000	548
	Soft-World International Corp.	163,520	542
	Formosan Rubber Group Inc.	699,280	540
	Huang Hsiang Construction Corp.	401,599	538
	Sonix Technology Co. Ltd.	472,000	538
	Speed Tech Corp.	347,000	532
*,1	Chung Hwa Pulp Corp.	1,303,135	529
	Sinyi Realty Inc.	697,465	514
	Hong Pu Real Estate Development Co. Ltd.	605,195	513
	Rich Development Co. Ltd.	1,859,440	512
	Savior Lifetec Corp.	921,728	512
*,1	OBI Pharma Inc.	633,936	512
	KMC Kuei Meng International Inc.	172,000	503
	China General Plastics Corp.	1,384,717	499
*	First Steamship Co. Ltd.	2,667,850	499
	Asia Polymer Corp.	1,214,151	494
	Wei Chuan Foods Corp.	1,002,835	491
*,1	Taiwan Mask Corp.	390,540	487
	Panion & BF Biotech Inc.	226,354	487
*,1	Fittech Co. Ltd.	214,362	479
*	Lealea Enterprise Co. Ltd.	2,206,642	467
	Infortrend Technology Inc.	625,885	465
	Brogent Technologies Inc.	150,293	464
	ScinoPharm Taiwan Ltd.	804,891	458
	Darwin Precisions Corp.	1,249,200	454
	Chia Hsin Cement Corp.	1,076,180	453
	Basso Industry Corp.	426,000	451
*,1	Apex International Co. Ltd.	665,784	449
*	Federal Corp.	698,505	448
	AGV Products Corp.	1,331,425	446
*	ALI Corp.	464,168	425
	KEE TAI Properties Co. Ltd.	1,235,771	424
[1]	Iron Force Industrial Co. Ltd.	137,608	424
*	Taiwan Styrene Monomer	1,516,579	415
*	PChome Online Inc.	367,104	415
	Tyntek Corp.	713,250	405
	Cenra Inc.	364,000	402
*	Shining Building Business Co. Ltd.	1,341,675	395
	China Electric Manufacturing Corp.	949,980	390
	Taiyen Biotech Co. Ltd.	373,877	388
*	Kuo Yang Construction Co. Ltd.	628,000	385
	Rexon Industrial Corp. Ltd.	430,000	385
*	Medigen Biotechnology Corp.	388,680	373
*	HannsTouch Holdings Co.	1,694,329	352
*	Li Peng Enterprise Co. Ltd.	1,868,915	337
	Ultra Chip Inc.	224,000	331
*,2	Taiwan Land Development Corp.	159,840	—
137

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Pharmally International Holding Co. Ltd.	126,271	—
			887,053
Thailand (0.8%)
	Tisco Financial Group PCL	1,970,350	6,549
	Kiatnakin Bank PCL	1,983,205	4,031
	TIDLOR Holdings PCL	5,370,213	3,489
	Thanachart Capital PCL	2,187,095	3,450
	Srisawad Corp. PCL	3,444,400	3,009
	3BB Internet Infrastructure Fund Class F	14,275,763	2,980
	Com7 PCL Class F	3,608,400	2,786
	WHA Corp. PCL	26,244,892	2,639
	CPN Retail Growth Leasehold REIT	6,953,368	2,453
	Bangchak Corp. PCL	2,582,000	2,356
	KCE Electronics PCL	2,918,000	2,299
	Cal-Comp Electronics Thailand PCL Class F	10,892,600	2,048
	Supalai PCL	3,815,850	2,017
	Sansiri PCL	43,885,100	1,900
	CH Karnchang PCL	3,884,600	1,836
[1]	Bangkok Life Assurance PCL NVDR	3,185,400	1,773
*,1	Energy Absolute PCL (XBKK)	18,548,382	1,752
	Hana Microelectronics PCL	2,171,746	1,555
	WHA Premium Growth Freehold & Leasehold REIT Class F	5,090,486	1,525
	Thailand Future Fund	8,032,400	1,503
	AP Thailand PCL	5,494,756	1,470
	Thaifoods Group PCL Class F	10,220,200	1,436
	Central Plaza Hotel PCL	1,426,090	1,421
	B Grimm Power PCL	2,786,252	1,395
	MBK PCL (XBKK)	2,679,976	1,367
	Bangkok Chain Hospital PCL	3,812,648	1,331
	TTW PCL	4,679,600	1,309
	Bangkok Commercial Asset Management PCL (XBKK)	6,144,900	1,283
	IRPC PCL	35,179,900	1,250
[1]	Siam Global House PCL	5,777,031	1,231
	Amata Corp. PCL	2,565,597	1,144
	BCPG PCL	4,489,837	1,144
	Betagro PCL	2,283,200	1,130
	I-TAIL Corp. PCL	2,117,700	1,124
	Mega Lifesciences PCL	1,225,700	1,118
	VGI PCL	28,198,600	1,090
	Thai Vegetable Oil PCL	1,431,510	1,072
	Sri Trang Agro-Industry PCL	2,916,023	1,072
	Bangkok Airways PCL	2,403,100	966
	Tipco Asphalt PCL	2,209,300	950
	Quality Houses PCL	23,158,333	945
	Star Petroleum Refining PCL	6,295,100	935
*	Thai Airways International PCL	3,045,000	932
	MK Restaurants Group PCL	867,000	877
	Dhipaya Group Holdings PCL	1,274,900	860
	Plan B Media PCL Class F	6,482,572	837
	Gunkul Engineering PCL	12,958,483	825
*	Stecon Group PCL	3,086,415	783
	Chularat Hospital PCL Class F	16,096,260	780
	Banpu Power PCL	1,937,700	766
	Sri Trang Gloves Thailand PCL	3,597,500	744
	AEON Thana Sinsap Thailand PCL	217,300	709
	PTG Energy PCL	2,850,107	704
	Thoresen Thai Agencies PCL	5,107,041	695
	TOA Paint Thailand PCL	1,622,800	648
	JMT Network Services PCL	2,011,123	606
*,1	Jasmine International PCL	12,202,420	532
*	Thaicom PCL	1,800,140	531
	Bangkok Land PCL	33,014,900	510
*,1	Thonburi Healthcare Group PCL	2,019,540	503
*,1	Jasmine Technology Solution PCL	627,000	494
[1]	AP Thailand PCL NVDR	1,821,600	488
[1]	Central Plaza Hotel PCL NVDR	489,800	488
	Dohome PCL (XBKK)	3,983,898	480
	CK Power PCL	5,822,431	461
	TPI Polene Power PCL	7,188,400	458
138

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
[1]	Jaymart Group Holdings PCL	1,891,400	456
	GFPT PCL	1,412,800	450
*	SKY ICT PCL	1,100,917	418
	Tisco Financial Group PCL NVDR	115,350	383
	SPCG PCL	1,447,800	372
	Precious Shipping PCL	1,371,400	284
	Major Cineplex Group PCL	1,245,144	274
	AEON Thana Sinsap Thailand PCL NVDR	78,600	256
	Precious Shipping PCL NVDR	1,095,000	226
	TQM Alpha PCL	357,200	136
*	Pruksa Real Estate PCL	1,063,290	61
	Pruksa Holding PCL	180,100	21
*	Super Energy Corp. PCL	4,849,100	20
*	Forth Corp. PCL	900	—
			97,201
Turkiye (0.3%)
*	Peker Gayrimenkul Yatirim Ortakligi A/S	12,422,107	3,544
	Yeni Gimat Gayrimenkul Ortakligi A/S	680,520	2,225
*	Tera Yatirim Teknoloji Holding A/S	1,964,170	1,928
*	Adese Alisveris Merkezleri Ticaret A/S	16,998,335	1,473
*	Isiklar Enerji ve Yapi Holding A/S	1,678,985	1,364
	Katilimevim Tasarruf Finansman A/S	3,765,154	1,252
	Global Yatirim Holding A/S	4,427,753	1,229
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	1,550,201	1,159
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,888,049	1,050
*	Bera Holding A/S	2,330,705	1,017
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	8,392,985	975
*	DAP Gayrimenkul Gelistirme A/S	2,800,007	934
	Logo Yazilim Sanayi Ve Ticaret A/S	230,890	918
*	Can2 Termik A/S	15,470,510	890
	Sekerbank Turk A/S	4,647,004	884
	Albaraka Turk Katilim Bankasi A/S	4,285,182	837
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	3,462,988	728
*	Qua Granite Hayal	3,384,733	703
	AKIS Gayrimenkul Yatirimi A/S	3,571,522	671
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	124,094	620
*	Tukas Gida Sanayi ve Ticaret A/S	8,978,857	611
*	Izdemir Enerji Elektrik Uretim A/S	2,593,565	594
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,532,382	592
*	BatiSoke Soke Cimento Sanayii TAS	1,496,538	573
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	4,082,101	572
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	286,094	529
*	Pasifik Donanim VE Yazilim Bilgi Teknolojileri A/S Class B	704,839	503
*	Biotrend Cevre VE Enerji Yatirimlari A/S	842,150	468
*	Is Finansal Kiralama A/S	1,017,789	466
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	578,764	458
*	Oyak Yatirim Menkul Degerler A/S	337,125	435
*	Fenerbahce Futbol A/S	1,736,467	420
*	Kayseri Seker Fabrikasi A/S	923,524	398
*	YEO Teknoloji Enerji VE Endustri A/S	488,591	398
	Suwen Tekstil Sanayi Pazarlama A/S	1,329,204	372
*	Galata Wind Enerji A/S	608,363	369
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	406,243	362
*	Esenboga Elektrik Uretim A/S	1,914,248	355
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,375,429	354
*	Izmir Demir Celik Sanayi A/S	2,305,359	350
*	SUN Tekstil Sanayi Ve Ticaret A/S	361,110	343
	Polisan Holding A/S	812,405	339
*	Hitit Bilgisayar Hizmetleri A/S	289,906	330
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	1,251,810	327
*	Tumosan Motor ve Traktor Sanayi A/S	119,663	312
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	39,357	311
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	39,334	293
*	Imas Makina Sanayi A/S	2,241,735	285
*	Aksigorta A/S	1,681,922	279
*	Kordsa Teknik Tekstil A/S	206,939	275
*	Karel Elektronik Sanayi ve Ticaret A/S	1,086,483	271
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	1,413,294	255
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,246,697	254
139

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	172,377	235
*	Marmara Holding A/S	3,230,635	231
*	Kerevitas Gida Sanayi ve Ticaret A/S	689,501	230
*	Bagfas Bandirma Gubre Fabrikalari A/S	276,333	226
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	4,825,939	224
*	Aydem Yenilenebilir Enerji A/S	459,245	207
	Ebebek Magazacilik A/S	154,703	200
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	544,467	199
*	Kimteks Poliuretan Sanayi VE Ticaret A/S	481,574	194
*	Kervan Gida Sanayi Ve Ticaret A/S	3,056,631	187
*	Reeder Teknoloji Sanayi VE Ticaret A/S	717,844	173
*	Tat Gida Sanayi A/S	473,651	156
	Bursa Cimento Fabrikasi A/S	932,336	143
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	89,674	142
*	Kartonsan Karton Sanayi ve Ticaret A/S	63,591	128
	Turkiye Petrol Rafinerileri A/S	1	—
	Aygaz A/S	1	—
*	Zorlu Enerji Elektrik Uretim A/S	1	—
	LDR Turizm A/S	3	—
*	Ral Yatirim Holding A/S	1	—
			40,329
United Arab Emirates (0.2%)
	GFH Financial Group BSC	10,882,797	6,572
	Dana Gas PJSC	20,556,594	4,634
	Abu Dhabi National Hotels	30,892,841	3,749
*	Gulf Navigation Holding PJSC	1,437,726	3,570
*	RAK Properties PJSC	5,364,290	2,061
	Ajman Bank PJSC	3,959,180	1,574
	Amanat Holdings PJSC	4,899,323	1,533
	Agthia Group PJSC	1,135,373	1,196
*	Aramex PJSC	459,800	343
*	AL Seer Marine Supplies & Equipment Co. LLC	37,626	30
*,2	Arabtec Holding PJSC	2,033,180	—
			25,262
United Kingdom (8.1%)
	Games Workshop Group plc	118,997	24,919
	LondonMetric Property plc	8,074,175	20,200
	Spectris plc	353,966	19,096
	IG Group Holdings plc	1,210,142	17,714
	Tritax Big Box REIT plc	8,918,760	17,606
	Aberdeen Group Plc	6,528,725	17,412
	Johnson Matthey plc	606,227	16,978
	Investec plc	2,117,957	15,947
	Balfour Beatty plc	1,783,168	15,760
	Babcock International Group plc	922,154	14,726
	Bellway plc	411,929	14,217
	Rotork plc	3,051,689	13,738
	Inchcape plc	1,270,963	12,754
	Cranswick plc	195,457	12,680
	RS Group plc	1,708,869	12,507
	Lion Finance Group plc	116,852	12,301
*	Carnival plc	472,404	12,273
	Serco Group plc	3,604,645	12,029
	Drax Group plc	1,254,831	11,893
	Pennon Group plc	1,721,777	11,734
	Man Group plc	4,182,744	11,556
[3]	Quilter plc	4,780,429	11,414
	Primary Health Properties plc	9,084,127	11,184
	ITV plc	12,060,677	11,040
	QinetiQ Group plc	1,701,100	10,742
	Plus500 Ltd.	250,922	10,441
	Just Group plc	3,710,354	10,358
*	Vistry Group plc	1,172,382	9,931
	Shaftesbury Capital plc	5,360,962	9,903
[3]	JTC plc	574,979	9,841
	Softcat plc	464,589	9,790
	Big Yellow Group plc	669,174	9,788
	Morgan Sindall Group plc	154,034	9,411
	TP ICAP Group plc	2,725,979	9,402
140

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
	OSB Group plc	1,308,517	9,275
	TBC Bank Group plc	161,039	9,226
	Mitie Group plc	4,227,713	9,144
	Derwent London plc	385,289	8,922
	B&M European Value Retail SA	3,606,490	8,516
	easyJet plc	1,332,708	8,485
	International Workplace Group plc	2,740,631	8,156
	Hill & Smith plc	286,702	8,113
	Grafton Group plc GDR	625,698	7,824
	Canal & SA (XLON)	2,467,574	7,765
	Genus plc	237,362	7,680
	Lancashire Holdings Ltd.	874,534	7,679
	AJ Bell plc	1,075,036	7,590
	Computacenter plc	201,101	7,578
	Paragon Banking Group plc	686,183	7,484
	Greggs plc	351,125	7,442
	Coats Group plc	6,841,654	7,352
	Safestore Holdings plc	769,971	7,238
	Chemring Group plc	959,257	7,231
	Sirius Real Estate Ltd.	5,321,651	6,988
	Dunelm Group plc	475,383	6,982
	Hammerson plc	1,713,860	6,877
	Currys plc	3,710,001	6,848
	Pan African Resources plc	6,174,352	6,840
[3]	Bridgepoint Group plc	1,706,248	6,758
	Grainger plc	2,702,810	6,659
	Tate & Lyle plc	1,299,833	6,599
[1]	Energean plc	501,913	6,361
	Savills plc	473,350	6,273
	Baltic Classifieds Group plc	1,616,522	6,269
*	Ocado Group plc	2,138,061	6,158
	Great Portland Estates plc	1,401,919	6,137
	Travis Perkins plc	740,967	6,126
	Telecom Plus plc	261,570	6,101
	Volution Group plc	705,144	6,090
	Harbour Energy plc	2,014,398	5,963
	SSP Group plc	2,874,040	5,808
	Renishaw plc	123,777	5,755
	Premier Foods plc	2,357,863	5,655
*	Helios Towers plc	2,843,125	5,591
	Firstgroup plc	1,978,199	5,465
	Bodycote plc	628,519	5,096
	Keller Group plc	242,982	5,069
	Dowlais Group plc	4,583,192	4,979
	Hochschild Mining plc	1,142,113	4,965
	Oxford Instruments plc	199,080	4,939
	Greencore Group plc	1,562,265	4,894
*,3	Trainline plc	1,465,373	4,837
	Rathbones Group plc	203,008	4,758
	Clarkson plc	99,142	4,726
	Supermarket Income REIT plc	4,452,824	4,634
	Pets at Home Group plc	1,616,656	4,554
	Breedon Group plc	1,004,331	4,546
	Elementis plc	2,074,009	4,483
	Hays plc	5,765,973	4,478
	MONY Group plc	1,744,580	4,449
	Genuit Group plc	897,270	4,362
	4imprint Group plc	98,784	4,326
	IntegraFin Holdings plc	898,637	4,280
*,3	Watches of Switzerland Group plc	796,719	4,112
	WH Smith plc	446,239	3,964
	Ashmore Group plc	1,584,834	3,913
	Senior plc	1,421,916	3,562
*,3	Trustpilot Group plc	1,317,314	3,561
	Kainos Group plc	286,088	3,550
*	Frasers Group plc	367,566	3,529
	Pagegroup plc	1,124,857	3,492
	Zigup plc	761,105	3,467
	Vesuvius plc	683,398	3,372
	Domino's Pizza Group plc	1,281,741	3,278
141

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Molten Ventures plc	525,989	3,210
*,1	Alphawave IP Group plc	1,271,056	3,184
[3]	Petershill Partners plc	773,375	3,165
	Moonpig Group plc	1,092,087	3,078
	Jupiter Fund Management plc	1,509,167	3,021
*	Mitchells & Butlers plc	921,977	2,948
*	Close Brothers Group plc	531,979	2,934
[3]	Spire Healthcare Group plc	945,639	2,916
*,1	Oxford Nanopore Technologies plc	1,560,948	2,815
	Future plc	348,471	2,810
	Ninety One plc	919,234	2,794
	Playtech plc	798,823	2,765
	AG Barr plc	310,015	2,725
	Morgan Advanced Materials plc	1,009,052	2,706
	Bytes Technology Group plc (XLON)	549,334	2,677
	Victrex plc	308,745	2,624
[1]	Diversified Energy Co. plc	205,649	2,595
	Workspace Group plc	468,300	2,573
[3]	Ibstock plc	1,417,069	2,546
*	IP Group plc	3,153,243	2,506
	C&C Group plc	1,372,803	2,466
	Dr. Martens plc	1,991,708	2,382
	Hilton Food Group plc	278,678	2,357
	J D Wetherspoon plc	268,140	2,275
	Wickes Group plc	775,109	2,255
	NCC Group plc	1,002,735	1,972
	Picton Property Income Ltd.	1,876,062	1,927
[3]	Bakkavor Group plc	619,967	1,807
	Marshalls plc	808,255	1,793
	Ithaca Energy plc	620,540	1,777
	Crest Nicholson Holdings plc	803,924	1,748
	RHI Magnesita NV	61,997	1,711
*,1	THG plc	2,513,034	1,536
*	AO World plc	1,061,255	1,484
*	Auction Technology Group plc	332,023	1,348
	Bytes Technology Group plc	236,220	1,160
*,1	Raspberry PI Holdings plc	230,467	1,099
	Rank Group plc	657,549	1,025
[3]	CMC Markets plc	357,778	1,012
*,1,3	Aston Martin Lagonda Global Holdings plc	1,065,863	882
	PZ Cussons plc	868,673	845
*,1	ASOS plc	200,058	670
*,2	John Wood Group plc	2,231,985	541
*,2	Home REIT plc	1,308,650	206
*,2,3	Finablr plc	496,892	—
			959,333
United States (0.0%)
*,1	Energy Fuels Inc.	268,245	5,508
Total Common Stocks (Cost $10,485,341)			11,723,506
Preferred Stocks (0.3%)
	Danieli & C Officine Meccaniche SpA Preference Shares	130,107	4,989
	Sixt SE Preference Shares	62,041	3,941
	Bradespar SA Preference Shares	1,138,500	3,923
	Marcopolo SA Preference Shares	2,421,832	3,552
	Draegerwerk AG & Co. KGaA Preference Shares	31,601	2,663
	KSB SE & Co. KGaA Preference Shares	2,516	2,612
	Unipar Carbocloro SA Preference Shares Class B	193,800	2,558
	Banco Pan SA Preference Shares	1,053,219	2,026
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	746,098	1,905
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	1,691,000	1,782
	Banco ABC Brasil SA Preference Shares	322,300	1,378
	Alpargatas SA Preference Shares	561,300	1,104
	Corem Property Group AB Preference Shares	39,843	1,010
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	596,800	871
	Daishin Securities Co. Ltd. Preference Shares	56,036	839
*	Raizen SA Preference Shares	4,454,020	787
	Randoncorp SA Preference Shares	653,037	734
*	Azul SA Preference Shares	2,970,400	629
142

FTSE All-World ex-US Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Mechel PJSC Preference Shares	434,330	—
*,2	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $33,037)			37,303
Rights (0.0%)
*,2	Tera Yatirim Teknoloji Holding A/S Exp. 11/4/2025	2,002,682	1,858
*,2	AHL Strom-Munksjo OYJ	29,401	712
*	Vidrala SA Exp.11/17/2025	76,719	363
*	Oncoclinicas do Brasil Servicos Medicos SA Exp. 11/07/2025	906,362	5
Total Rights (Cost $1,520)			2,938
Warrants (0.0%)
*,1,2	Webuild SpA Exp. 8/2/2030	104,185	103
*	VGI PCL Exp. 5/23/2027 (XBKK)	4,948,352	5
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	430,554	4
*	VGI PCL Exp. 5/23/2027	542,670	—
Total Warrants (Cost $—)			112
Temporary Cash Investments (5.1%)
Money Market Fund (5.1%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $603,313)	6,034,201	603,420
Total Investments (104.3%) (Cost $11,123,211)			12,367,279
Other Assets and Liabilities—Net (-4.3%)			(505,023)
Net Assets (100%)			11,862,256
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $514,152.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $461,641, representing 3.9% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $559,073 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	112	13,944	227
MSCI EAFE Index	December 2025	466	65,405	329
MSCI Emerging Markets Index	December 2025	157	11,050	298
S&P TSX 60 Index	December 2025	60	15,243	371
				1,225

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/17/2025	AUD	12,000	USD	7,816	40	—
Toronto-Dominion Bank	12/17/2025	CAD	77,536	USD	56,529	—	(1,108)
UBS AG	12/17/2025	CAD	13,002	USD	9,440	—	(147)
State Street Bank & Trust Co.	12/17/2025	EUR	10,000	USD	11,715	—	(157)
Royal Bank of Canada	12/17/2025	EUR	3,420	USD	3,989	—	(37)
143

FTSE All-World ex-US Small-Cap Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/17/2025	GBP	9,000	USD	12,037	—	(213)
Bank of Montreal	12/17/2025	GBP	4,000	USD	5,313	—	(58)
Royal Bank of Canada	12/17/2025	INR	1,949,890	USD	21,992	—	(85)
State Street Bank & Trust Co.	12/17/2025	USD	9,827	AUD	14,988	15	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,550	AUD	3,861	22	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,251	BRL	12,525	—	(51)
Royal Bank of Canada	12/17/2025	USD	51,108	CAD	70,118	989	—
UBS AG	12/17/2025	USD	8,493	CHF	6,683	142	—
State Street Bank & Trust Co.	12/17/2025	USD	4,314	DKK	27,216	100	—
BNP Paribas	12/17/2025	USD	13,623	EUR	11,581	237	—
HSBC Bank plc	12/17/2025	USD	9,545	EUR	8,080	206	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	15,526	GBP	11,477	449	—
Citibank, N.A.	12/17/2025	USD	7,327	GBP	5,480	128	—
State Street Bank & Trust Co.	12/17/2025	USD	6,097	GBP	4,638	3	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,502	HKD	19,437	—	(1)
State Street Bank & Trust Co.	12/17/2025	USD	19,543	JPY	2,883,668	739	—
Toronto-Dominion Bank	12/17/2025	USD	8,540	JPY	1,242,721	437	—
BNP Paribas	12/17/2025	USD	1,333	KRW	1,841,150	42	—
State Street Bank & Trust Co.	12/17/2025	USD	3,394	NOK	33,870	50	—
Morgan Stanley Capital Services Inc.	12/17/2025	USD	566	PLN	2,051	10	—
Barclays Bank plc	12/17/2025	USD	6,736	SEK	62,836	102	—
Standard Chartered Bank	12/17/2025	USD	1,169	SGD	1,491	20	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	7,270	TWD	217,343	200	—
Royal Bank of Canada	12/17/2025	USD	1,489	ZAR	25,762	8	—
						3,939	(1,857)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,697 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
144

FTSE All-World ex-US Small-Cap Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $10,519,898)	11,763,859
Affiliated Issuers (Cost $603,313)	603,420
Total Investments in Securities	12,367,279
Investment in Vanguard	297
Cash	3
Cash Collateral Pledged—Futures Contracts	4,680
Cash Collateral Pledged—Forward Currency Contracts	520
Foreign Currency, at Value (Cost $20,202)	21,150
Receivables for Investment Securities Sold	29,212
Receivables for Accrued Income	38,993
Receivables for Capital Shares Issued	624
Unrealized Appreciation—Forward Currency Contracts	3,939
Total Assets	12,466,697
Liabilities
Payables for Investment Securities Purchased	20,402
Collateral for Securities on Loan	559,073
Payables for Capital Shares Redeemed	523
Payables to Vanguard	1,289
Variation Margin Payable—Futures Contracts	84
Unrealized Depreciation—Forward Currency Contracts	1,857
Deferred Foreign Capital Gains Taxes	21,213
Total Liabilities	604,441
Net Assets	11,862,256
1 Includes $514,152 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	10,823,339
Total Distributable Earnings (Loss)	1,038,917
Net Assets	11,862,256

ETF Shares—Net Assets
Applicable to 67,648,891 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,654,955
Net Asset Value Per Share—ETF Shares	$142.72

Admiral™ Shares—Net Assets
Applicable to 45,273,936 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,595,384
Net Asset Value Per Share—Admiral Shares	$35.24

Institutional Shares—Net Assets
Applicable to 2,243,142 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	611,917
Net Asset Value Per Share—Institutional Shares	$272.79

See accompanying Notes, which are an integral part of the Financial Statements.
145

FTSE All-World ex-US Small-Cap Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	297,074
Non-Cash Dividends	16,666
Interest[2]	2,464
Securities Lending—Net	14,704
Total Income	330,908
Expenses
The Vanguard Group—Note B
Investment Advisory Services	686
Management and Administrative—ETF Shares	2,683
Management and Administrative—Admiral Shares	1,787
Management and Administrative—Institutional Shares	407
Marketing and Distribution—ETF Shares	260
Marketing and Distribution—Admiral Shares	67
Marketing and Distribution—Institutional Shares	18
Custodian Fees	1,774
Auditing Fees	40
Shareholders’ Reports and Proxy Fees—ETF Shares	639
Shareholders’ Reports and Proxy Fees—Admiral Shares	51
Shareholders’ Reports and Proxy Fees—Institutional Shares	3
Trustees’ Fees and Expenses	6
Professional Services	736
Other Expenses	197
Total Expenses	9,354
Net Investment Income	321,554
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	764,907
Futures Contracts	16,515
Forward Currency Contracts	(1,177)
Foreign Currencies	(3,377)
Realized Net Gain (Loss)	776,868
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	1,141,463
Futures Contracts	3,199
Forward Currency Contracts	108
Foreign Currencies	3,411
Change in Unrealized Appreciation (Depreciation)	1,148,181
Net Increase (Decrease) in Net Assets Resulting from Operations	2,246,603
1	Dividends are net of foreign withholding taxes of $34,902.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,764, ($5), and $61, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $10,609.
4	Includes $588,497 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($15,308).

See accompanying Notes, which are an integral part of the Financial Statements.
146

FTSE All-World ex-US Small-Cap Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	321,554	287,327
Realized Net Gain (Loss)	776,868	101,514
Change in Unrealized Appreciation (Depreciation)	1,148,181	1,622,521
Net Increase (Decrease) in Net Assets Resulting from Operations	2,246,603	2,011,362
Distributions
ETF Shares	(293,584)	(255,015)
Admiral Shares	(45,429)	(40,755)
Institutional Shares	(19,611)	(16,542)
Total Distributions	(358,624)	(312,312)
Capital Share Transactions
ETF Shares	(637,790)	143,584
Admiral Shares	(100,035)	(38,753)
Institutional Shares	(79,503)	8,063
Net Increase (Decrease) from Capital Share Transactions	(817,328)	112,894
Total Increase (Decrease)	1,070,651	1,811,944
Net Assets
Beginning of Period	10,791,605	8,979,661
End of Period	11,862,256	10,791,605

See accompanying Notes, which are an integral part of the Financial Statements.
147

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$120.10	$100.93	$95.98	$137.63	$102.74
Investment Operations
Net Investment Income[1]	3.703	3.221	3.202	3.157	2.770
Net Realized and Unrealized Gain (Loss) on Investments	22.965	19.402	5.135	(41.764)	35.250
Total from Investment Operations	26.668	22.623	8.337	(38.607)	38.020
Distributions
Dividends from Net Investment Income	(4.048)	(3.453)	(3.387)	(3.043)	(3.130)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.048)	(3.453)	(3.387)	(3.043)	(3.130)
Net Asset Value, End of Period	$142.72	$120.10	$100.93	$95.98	$137.63
Total Return	22.84%	22.61%	8.57%	-28.52%	37.35%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,655	$8,758	$7,243	$6,882	$9,941
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.94%	2.77%	2.96%	2.72%	2.10%
Portfolio Turnover Rate[3]	27%	17%	14%	18%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%, 0.08%, and 0.07%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
148

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.65	$24.92	$23.69	$33.98	$25.37
Investment Operations
Net Investment Income[1]	.891	.773	.763	.758	.626
Net Realized and Unrealized Gain (Loss) on Investments	5.670	4.784	1.279	(10.319)	8.739
Total from Investment Operations	6.561	5.557	2.042	(9.561)	9.365
Distributions
Dividends from Net Investment Income	(.971)	(.827)	(.812)	(.729)	(.755)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.971)	(.827)	(.812)	(.729)	(.755)
Net Asset Value, End of Period	$35.24	$29.65	$24.92	$23.69	$33.98
Total Return[2]	22.75%	22.49%	8.48%	-28.61%	37.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,595	$1,440	$1,244	$1,174	$1,585
Ratio of Total Expenses to Average Net Assets	0.16%	0.17%[3]	0.17%[3]	0.16%[3]	0.16%
Ratio of Net Investment Income to Average Net Assets	2.86%	2.69%	2.86%	2.65%	1.94%
Portfolio Turnover Rate[4]	27%	17%	14%	18%	17%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.16%, 0.17%, and 0.16%, respectively.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
149

FTSE All-World ex-US Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$229.54	$192.92	$183.43	$262.99	$196.33
Investment Operations
Net Investment Income[1]	6.923	6.100	6.028	6.071	4.974
Net Realized and Unrealized Gain (Loss) on Investments	43.980	37.032	9.860	(79.906)	67.622
Total from Investment Operations	50.903	43.132	15.888	(73.835)	72.596
Distributions
Dividends from Net Investment Income	(7.653)	(6.512)	(6.398)	(5.725)	(5.936)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(7.653)	(6.512)	(6.398)	(5.725)	(5.936)
Net Asset Value, End of Period	$272.79	$229.54	$192.92	$183.43	$262.99
Total Return	22.80%	22.55%	8.52%	-28.55%	37.29%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$612	$593	$493	$366	$395
Ratio of Total Expenses to Average Net Assets	0.10%	0.12%[2]	0.12%[2]	0.11%[2]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.88%	2.74%	2.92%	2.76%	1.99%
Portfolio Turnover Rate[3]	27%	17%	14%	18%	17%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%, 0.12%, and 0.11%, respectively.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
150

FTSE All-World ex-US Small-Cap Index Fund
Notes to Financial Statements
Vanguard FTSE All-World ex-US Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
151

FTSE All-World ex-US Small-Cap Index Fund
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and professional services, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $297,000, representing less than 0.01% of the fund’s net assets and 0.12% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
152

FTSE All-World ex-US Small-Cap Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,203,538	26,313	1,510	1,231,361
Common Stocks—Other	55,927	10,411,917	24,301	10,492,145
Preferred Stocks	21,249	16,054	—	37,303
Rights	368	—	2,570	2,938
Warrants	9	—	103	112
Temporary Cash Investments	603,420	—	—	603,420
Total	1,884,511	10,454,284	28,484	12,367,279
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,225	—	—	1,225
Forward Currency Contracts	—	3,939	—	3,939
Total	1,225	3,939	—	5,164
Liabilities
Forward Currency Contracts	—	(1,857)	—	(1,857)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,225	—	1,225
Unrealized Appreciation—Forward Currency Contracts	—	3,939	3,939
Total Assets	1,225	3,939	5,164

Unrealized Depreciation—Forward Currency Contracts	—	(1,857)	(1,857)
Total Liabilities	—	(1,857)	(1,857)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	16,515	—	16,515
Forward Currency Contracts	—	(1,177)	(1,177)
Realized Net Gain (Loss) on Derivatives	16,515	(1,177)	15,338
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	3,199	—	3,199
Forward Currency Contracts	—	108	108
Change in Unrealized Appreciation (Depreciation) on Derivatives	3,199	108	3,307
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	575,923
Total Distributable Earnings (Loss)	(575,923)
153

FTSE All-World ex-US Small-Cap Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	245,013
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	999,814
Capital Loss Carryforwards	(207,765)
Qualified Late-Year Losses	—
Other Temporary Differences	1,855
Total	1,038,917
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	358,624	312,312
Long-Term Capital Gains	—	—
Total	358,624	312,312
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	11,347,778
Gross Unrealized Appreciation	2,559,690
Gross Unrealized Depreciation	(1,539,971)
Net Unrealized Appreciation (Depreciation)	1,019,719
F.	During the year ended October 31, 2025, the fund purchased $2,996,400,000 of investment securities and sold $3,043,879,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $525,849,000 and $1,240,159,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $0 and sales were $236,411,000, resulting in net realized gain of $84,177,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	850,025	6,324	849,669	7,364
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,487,815)	(11,600)	(706,085)	(6,200)
Net Increase (Decrease)—ETF Shares	(637,790)	(5,276)	143,584	1,164
Admiral Shares
Issued	215,436	6,935	210,774	7,352
Issued in Lieu of Cash Distributions	38,163	1,278	33,897	1,198
Redeemed	(353,634)	(11,512)	(283,424)	(9,876)
Net Increase (Decrease)—Admiral Shares	(100,035)	(3,299)	(38,753)	(1,326)
154

FTSE All-World ex-US Small-Cap Index Fund
	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	45,482	196	132,132	576
Issued in Lieu of Cash Distributions	18,819	82	14,634	67
Redeemed	(143,804)	(620)	(138,703)	(615)
Net Increase (Decrease)—Institutional Shares	(79,503)	(342)	8,063	28
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At October 31, 2025, one shareholder was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
155

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard FTSE All-World ex-US Index Fund and Vanguard FTSE All-World ex-US Small-Cap Index Fund (two of the funds constituting Vanguard International Equity Index Funds, hereafter collectively referred to as the "Funds") as of October 31, 2025, the related statements of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2025 and each of the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
156

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11)for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Fund	($000)
FTSE All-World ex-US Index Fund	1,254,555
FTSE All-World ex-US Small-Cap Index Fund	207,827
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
FTSE All-World ex-US Index Fund	9,536
FTSE All-World ex-US Small-Cap Index Fund	999
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated to shareholders as foreign source income and foreign taxes paid. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
FTSE All-World ex-US Index Fund	1,987,243	181,802
FTSE All-World ex-US Small-Cap Index Fund	348,387	39,634

Q7700 122025
157

Financial Statements
For the year ended October 31, 2025
Vanguard Total World Stock Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	158
Tax information	159

Total World Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.2%)
Australia (1.6%)
	Commonwealth Bank of Australia	1,188,023	133,302
	BHP Group Ltd.	3,483,639	99,312
	National Australia Bank Ltd.	2,170,803	61,890
	Westpac Banking Corp.	2,437,930	61,691
	ANZ Group Holdings Ltd.	2,116,132	50,685
	Wesfarmers Ltd.	803,822	44,119
	CSL Ltd.	346,981	40,436
	Macquarie Group Ltd.	243,456	34,725
	Goodman Group	1,419,341	30,613
	Rio Tinto Ltd.	265,024	23,011
	Woodside Energy Group Ltd.	1,351,364	21,899
	Transurban Group	2,221,871	21,023
	Northern Star Resources Ltd.	1,043,742	16,830
	Aristocrat Leisure Ltd.	398,345	16,482
	Woolworths Group Ltd.	887,083	16,481
	Brambles Ltd.	981,539	15,950
	Fortescue Ltd.	1,143,231	15,899
	QBE Insurance Group Ltd.	1,086,228	14,093
	Coles Group Ltd.	969,333	13,980
*	Xero Ltd.	112,705	10,662
	Evolution Mining Ltd.	1,480,676	10,478
	Suncorp Group Ltd.	782,279	10,042
	Origin Energy Ltd.	1,235,282	9,899
	Scentre Group	3,696,005	9,846
	Santos Ltd.	2,348,968	9,702
	Computershare Ltd. (XASX)	384,583	9,188
	Cochlear Ltd.	47,083	8,839
	Telstra Group Ltd.	2,753,563	8,797
*	James Hardie Industries plc GDR	403,419	8,496
	Insurance Australia Group Ltd.	1,645,833	8,461
*	Lynas Rare Earths Ltd.	689,030	6,869
	Stockland	1,628,785	6,734
	Pro Medicus Ltd.	38,831	6,667
	South32 Ltd.	3,181,386	6,579
	CAR Group Ltd.	272,263	6,357
	WiseTech Global Ltd.	138,683	6,255
	Sigma Healthcare Ltd.	3,039,151	6,179
	Medibank Pvt Ltd.	1,884,738	6,015
	Lottery Corp. Ltd.	1,544,883	5,557
	APA Group	863,026	5,183
	Washington H Soul Pattinson & Co. Ltd.	210,088	5,162
	JB Hi-Fi Ltd.	75,397	5,158
	GPT Group	1,450,737	5,096
	ALS Ltd.	349,523	4,961
	ASX Ltd.	133,301	4,918
	Technology One Ltd.	203,719	4,906
	Charter Hall Group	330,395	4,852
	Orica Ltd.	331,813	4,825
*	NEXTDC Ltd.	448,426	4,610
	REA Group Ltd.	32,258	4,495
	Vicinity Ltd.	2,686,587	4,438
	Sonic Healthcare Ltd.	319,136	4,417
	SEEK Ltd.	249,035	4,407
	SGH Ltd.	137,066	4,343
*,1	Pilbara Minerals Ltd.	2,008,738	4,322
	HUB24 Ltd.	56,693	4,225
	BlueScope Steel Ltd.	280,446	4,196
	Mirvac Group	2,681,310	4,037
*	Mineral Resources Ltd.	119,832	3,785
	Qube Holdings Ltd.	1,250,272	3,583

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bendigo & Adelaide Bank Ltd.	425,680	3,521
	Qantas Airways Ltd.	523,327	3,486
	Dexus	725,867	3,461
*	Sandfire Resources Ltd.	319,163	3,380
	Ampol Ltd.	166,570	3,346
	Worley Ltd.	338,420	3,161
	a2 Milk Co. Ltd.	488,243	3,041
	Perseus Mining Ltd.	957,322	3,039
	Ramelius Resources Ltd.	1,316,414	2,848
	Dyno Nobel Ltd.	1,336,923	2,813
	Ramsay Health Care Ltd.	129,691	2,721
	Steadfast Group Ltd.	741,978	2,718
*	Genesis Minerals Ltd.	712,513	2,711
	Aurizon Holdings Ltd.	1,179,519	2,646
	AGL Energy Ltd.	421,588	2,554
	Eagers Automotive Ltd.	113,456	2,525
	Whitehaven Coal Ltd.	532,735	2,504
	Cleanaway Waste Management Ltd.	1,498,116	2,497
	Downer EDI Ltd.	470,766	2,378
	Ansell Ltd.	97,902	2,339
	Endeavour Group Ltd.	953,803	2,282
*	Vault Minerals Ltd.	4,728,573	2,248
	Westgold Resources Ltd.	640,756	2,221
*	Capricorn Metals Ltd.	261,622	2,203
	Regis Resources Ltd.	523,008	2,196
	Treasury Wine Estates Ltd.	540,624	2,118
	Atlas Arteria Ltd.	663,248	2,107
	Challenger Ltd.	344,579	2,097
	Bank of Queensland Ltd.	453,168	2,033
	Ventia Services Group Pty Ltd.	533,807	1,999
*	Zip Co. Ltd.	788,196	1,981
	AMP Ltd.	1,682,289	1,963
	AUB Group Ltd.	80,619	1,947
	Metcash Ltd.	777,164	1,936
*	Telix Pharmaceuticals Ltd.	182,614	1,932
	Netwealth Group Ltd.	86,186	1,735
*	IGO Ltd.	492,160	1,726
*	Paladin Energy Ltd.	273,632	1,717
	nib holdings Ltd.	337,049	1,661
	Harvey Norman Holdings Ltd.	349,024	1,650
	Lendlease Corp. Ltd.	449,195	1,629
	Codan Ltd.	67,411	1,596
	Reliance Worldwide Corp. Ltd.	580,596	1,574
	Chorus Ltd.	290,562	1,564
	Charter Hall Long Wale REIT	554,939	1,544
	Pinnacle Investment Management Group Ltd.	118,165	1,522
[1]	Breville Group Ltd.	72,103	1,399
*	DroneShield Ltd.	554,383	1,384
*,2	West African Resources Ltd.	679,125	1,351
	ARB Corp. Ltd.	56,631	1,331
[1]	Reece Ltd.	174,079	1,329
	National Storage REIT	877,044	1,320
	Region Group	811,977	1,297
	Iluka Resources Ltd.	286,128	1,294
	HomeCo Daily Needs REIT	1,377,424	1,230
	Super Retail Group Ltd.	109,492	1,144
	Orora Ltd.	861,243	1,133
	Ingenia Communities Group	307,329	1,129
	Generation Development Group Ltd.	238,028	1,114
	Centuria Industrial REIT	472,033	1,094
	Lovisa Holdings Ltd.	45,850	1,085
*	Megaport Ltd.	100,403	1,078
*	Insignia Financial Ltd.	361,596	1,072
	Sims Ltd.	101,529	1,059
*	Neuren Pharmaceuticals Ltd.	74,202	1,053
	BWP Property Group Ltd.	418,156	1,052
*	Temple & Webster Group Ltd.	66,699	1,037
*	Emerald Resources NL	331,085	1,028
[1]	Flight Centre Travel Group Ltd.	127,490	1,026
	Tabcorp Holdings Ltd.	1,469,063	1,021

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Mesoblast Ltd.	623,107	1,018
	Perpetual Ltd.	80,344	1,008
*	PEXA Group Ltd.	101,165	1,002
*	Austal Ltd.	224,126	994
	Charter Hall Retail REIT	364,616	983
	Monadelphous Group Ltd.	63,569	966
*,1	Liontown Resources Ltd.	1,245,635	955
	Champion Iron Ltd.	262,993	951
*	Silex Systems Ltd.	138,171	931
	TPG Telecom Ltd.	257,059	930
	NRW Holdings Ltd.	282,625	895
	Waypoint REIT Ltd.	512,665	889
	Perenti Ltd.	499,424	885
	Beach Energy Ltd.	1,038,227	844
[3]	Viva Energy Group Ltd.	693,726	833
	Arena REIT	344,989	824
	Centuria Capital Group	524,850	809
	Deterra Royalties Ltd.	301,660	804
	Premier Investments Ltd.	69,006	803
[1,2]	Corporate Travel Management Ltd.	74,741	786
	Nick Scali Ltd.	47,296	786
*	IperionX Ltd.	175,911	781
	New Hope Corp. Ltd.	287,133	779
	GrainCorp Ltd. Class A	133,698	773
*	Resolute Mining Ltd.	1,218,737	759
*,1	Southern Cross Gold Consolidated Ltd. GDR	127,464	756
*	SiteMinder Ltd.	157,381	731
	EVT Ltd.	76,887	726
	Yancoal Australia Ltd.	198,265	721
*	Bellevue Gold Ltd.	931,006	714
*	Pantoro Gold Ltd.	213,899	714
	Magellan Financial Group Ltd.	113,263	712
*	Judo Capital Holdings Ltd.	642,073	709
	Bega Cheese Ltd.	203,972	708
	IRESS Ltd.	120,975	700
	Imdex Ltd.	309,856	697
*	Catalyst Metals Ltd.	155,154	686
*	Deep Yellow Ltd.	576,853	676
	Nine Entertainment Co. Holdings Ltd.	858,041	651
*	Ora Banda Mining Ltd.	818,691	644
	Regis Healthcare Ltd.	132,471	642
*	WEB Travel Group Ltd.	234,835	641
	SRG Global Ltd.	352,386	634
	Helia Group Ltd.	179,466	633
[1]	IDP Education Ltd.	172,354	632
[1]	Guzman y Gomez Ltd.	36,032	629
	Aussie Broadband Ltd.	157,532	613
	Elders Ltd.	131,539	610
	Service Stream Ltd.	403,873	599
*	Superloop Ltd.	293,545	599
*	Catapult Sports Ltd.	135,843	596
	Charter Hall Social Infrastructure REIT	281,974	595
	Karoon Energy Ltd.	559,674	589
	Data#3 Ltd.	101,966	587
	Hansen Technologies Ltd.	153,057	558
*	Clarity Pharmaceuticals Ltd.	166,269	532
	SmartGroup Corp. Ltd.	98,004	524
	Nickel Industries Ltd.	1,085,126	524
	Domino's Pizza Enterprises Ltd.	43,578	522
*	Tuas Ltd.	111,285	512
*	Predictive Discovery Ltd.	1,367,694	506
	IPH Ltd.	202,558	488
	Amotiv Ltd.	83,265	485
*	Nanosonics Ltd.	159,272	477
	Dexus Industria REIT	254,739	477
	GQG Partners Inc. GDR	466,209	477
*,1	Vulcan Energy Resources Ltd.	107,827	474
[1]	PWR Holdings Ltd.	79,549	442
	Ridley Corp. Ltd.	225,778	437
	Collins Foods Ltd.	59,424	416

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Bravura Solutions Ltd.	220,350	415
	Integral Diagnostics Ltd.	239,484	405
	DigiCo Infrastructure REIT	238,173	405
	McMillan Shakespeare Ltd.	35,729	402
*	Develop Global Ltd.	172,062	400
	Maas Group Holdings Ltd.	125,697	390
*,1	Weebit Nano Ltd.	108,201	384
	Centuria Office REIT	493,450	381
*	Nufarm Ltd.	266,751	363
	Credit Corp. Group Ltd.	38,469	361
*	Gentrack Group Ltd.	68,741	361
	Kelsian Group Ltd.	110,932	353
	Supply Network Ltd.	15,093	348
*	Macquarie Technology Group Ltd.	7,973	345
	HMC Capital Ltd.	170,028	344
	GDI Property Group Partnership	793,163	343
	Growthpoint Properties Australia Ltd.	203,498	341
*	Amplitude Energy Ltd.	2,131,990	335
*	Fleetpartners Group Ltd.	172,186	329
	Inghams Group Ltd.	205,852	326
*	Alpha HPA Ltd.	632,357	326
*	PolyNovo Ltd.	378,378	325
*,1	Arafura Rare Earths Ltd.	1,733,652	323
*,1	Elevra Lithium Ltd.	110,319	320
*,2	Opthea Ltd.	894,697	316
*,1	Boss Energy Ltd.	243,147	316
	Dicker Data Ltd.	46,930	314
	Rural Funds Trust	248,430	310
	Bapcor Ltd.	182,563	302
	Australian Clinical Labs Ltd.	177,982	302
	Australian Ethical Investment Ltd.	63,690	291
	EQT Holdings Ltd.	17,572	288
	Abacus Storage King	309,567	284
*	St. Barbara Ltd.	834,899	281
	Stanmore Resources Ltd.	197,115	277
	oOh!media Ltd.	303,040	272
	MyState Ltd.	93,253	271
	Vulcan Steel Ltd.	55,546	263
*,1	Chalice Mining Ltd.	194,712	256
*	Select Harvests Ltd.	92,487	235
	Redox Ltd.	124,986	235
	Cromwell Property Group	766,822	233
	Myer Holdings Ltd.	881,326	228
	Jumbo Interactive Ltd.	29,317	225
[1]	L1 Group Ltd.	304,070	225
	Navigator Global Investments Ltd. (XASX)	137,284	224
*	Fineos Corp. Ltd. GDR	118,340	224
*	Lifestyle Communities Ltd.	65,814	223
	Infomedia Ltd.	200,382	221
*	Alkane Resources Ltd.	333,352	219
	Abacus Group	272,036	214
*	Tyro Payments Ltd.	293,049	213
*	Nuix Ltd.	133,663	213
	Healius Ltd.	352,684	205
	Regal Partners Ltd.	106,669	204
*	Emeco Holdings Ltd.	242,499	190
	G8 Education Ltd.	359,410	189
*	Omni Bridgeway Ltd.	181,427	189
*	Australian Agricultural Co. Ltd.	198,343	186
*	Aurelia Metals Ltd.	1,125,979	180
*	EML Payments Ltd.	285,383	180
	Cedar Woods Properties Ltd.	29,986	177
	GWA Group Ltd.	108,684	176
*,1	Novonix Ltd.	456,832	171
	Clinuvel Pharmaceuticals Ltd.	21,474	161
	Accent Group Ltd.	185,939	156
*,1	BrainChip Holdings Ltd.	1,191,962	156
	Praemium Ltd.	219,272	131
*	ioneer Ltd.	1,046,875	127
*	Mayne Pharma Group Ltd.	45,285	126

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Australian Finance Group Ltd.	79,434	124
*	Audinate Group Ltd.	38,055	122
	Kogan.com Ltd.	56,062	117
*	Webjet Group Ltd.	213,221	117
	HealthCo REIT	246,383	110
*,1	Strike Energy Ltd.	1,411,792	101
*	Syrah Resources Ltd.	426,754	95
*	29Metals Ltd.	302,561	94
*	Baby Bunting Group Ltd.	48,163	86
*	Wildcat Resources Ltd.	578,880	85
*,1	Star Entertainment Group Ltd.	1,426,946	83
*	Core Lithium Ltd.	981,521	80
	Solvar Ltd.	78,326	80
*,2	AVZ Minerals Ltd.	1,098,794	72
*	Carnarvon Energy Ltd.	970,363	61
*	Coast Entertainment Holdings Ltd.	176,320	52
*	OFX Group Ltd.	100,137	40
	Humm Group Ltd.	96,019	38
*,2	Leo Lithium Ltd.	657,986	38
*,2	Firefinch Ltd.	519,107	13
*,2	ESG Minerals	24,572	—
			1,194,487
Austria (0.1%)
	Erste Group Bank AG	200,849	20,806
[3]	BAWAG Group AG	57,766	7,465
	OMV AG	99,251	5,434
	Verbund AG	47,687	3,680
	Raiffeisen Bank International AG	90,896	3,389
	ANDRITZ AG	44,491	3,364
	voestalpine AG	82,924	2,953
	Wienerberger AG	72,543	2,153
	Vienna Insurance Group AG Wiener Versicherung Gruppe	25,331	1,299
	DO & Co. AG	5,292	1,262
	UNIQA Insurance Group AG	69,446	1,020
	Strabag SE	12,318	964
	Oesterreichische Post AG	24,622	851
	EVN AG	28,453	830
*,1	AT&S Austria Technologie & Systemtechnik AG	18,588	690
	Telekom Austria AG	56,863	605
	CA Immobilien Anlagen AG	19,397	539
*	CPI Europe AG	23,273	454
	Porr AG	10,423	331
	Palfinger AG	8,719	327
*	Lenzing AG	10,800	323
	SBO AG	8,243	273
	Agrana Beteiligungs AG	3,459	48
			59,060
Belgium (0.2%)
	Anheuser-Busch InBev SA NV	676,613	41,258
*	Argenx SE	43,892	35,924
	UCB SA	85,656	22,026
	KBC Group NV	162,179	19,512
	Ageas SA	124,410	8,233
	Groupe Bruxelles Lambert NV	62,230	5,469
	Syensqo SA	49,159	4,058
	Ackermans & van Haaren NV	15,496	3,859
	Elia Group SA	30,120	3,630
	Financiere de Tubize SA	13,744	3,357
	Warehouses De Pauw CVA	130,915	3,325
	Sofina SA	10,599	2,913
	Umicore SA	135,103	2,573
	D'ieteren Group	13,642	2,492
	Aedifica SA	34,027	2,485
	Lotus Bakeries NV	279	2,434
	Cofinimmo SA	25,472	2,175
	KBC Ancora	26,126	2,056
	Azelis Group NV	124,716	1,475
	Solvay SA	45,623	1,400
	Montea NV	14,925	1,205

Total World Stock Index Fund
		Shares	Market Value• ($000)
	VGP NV	10,045	1,160
	Fagron	45,549	1,082
	Gimv NV	19,069	1,030
	Shurgard Self Storage Ltd. (XBRU)	24,100	882
	Xior Student Housing NV	26,816	875
	Melexis NV	12,072	869
	Bekaert SA	20,649	863
	Proximus SADP	89,316	767
	Colruyt Group NV	20,415	762
	Euronav NV	69,384	673
	Deme Group NV	4,279	647
	Retail Estates NV	8,422	611
	Barco NV	39,155	558
	Tessenderlo Group SA	11,558	349
*,1	Ontex Group NV	41,395	303
	Vastned NV	8,551	294
	Kinepolis Group NV	8,060	276
*	bpost SA	44,296	108
			183,968
Brazil (0.3%)
	Vale SA	2,547,053	30,896
	Petroleo Brasileiro SA - Petrobras	2,214,398	12,970
	B3 SA - Brasil Bolsa Balcao	3,695,021	8,695
	Centrais Eletricas Brasileiras SA	813,523	8,426
	WEG SA	1,054,866	8,255
*	Embraer SA	495,700	8,015
	Cia de Saneamento Basico do Estado de Sao Paulo	315,800	7,738
	Banco BTG Pactual SA	833,324	7,562
	Ambev SA	2,521,092	5,956
[3]	Rede D'Or Sao Luiz SA	690,739	5,564
	Equatorial Energia SA	741,129	5,049
	Banco Do Brasil SA	1,201,340	4,890
	Itau Unibanco Holding SA ADR	658,066	4,843
	Localiza Rent a Car SA (BVMF)	624,180	4,576
	Suzano SA	484,715	4,405
*	PRIO SA	544,575	3,647
	Raia Drogasil SA	939,508	3,493
	Banco Bradesco SA ADR	979,393	3,310
	Vibra Energia SA	744,448	3,293
	Telefonica Brasil SA	537,020	3,198
	TOTVS SA	375,284	3,095
	Banco Bradesco SA	1,048,594	3,015
	BB Seguridade Participacoes SA	466,139	2,846
	Itau Unibanco Holding SA	382,438	2,498
	Rumo SA	842,816	2,494
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	210,200	2,447
	Petroleo Brasileiro SA - Petrobras ADR	216,610	2,394
	Motiva Infraestrutura de Mobilidade SA	805,534	2,378
*	Eneva SA	673,602	2,292
	TIM SA	487,500	2,201
	Ultrapar Participacoes SA	491,096	1,954
	MBRF Global Foods Co. SA	586,471	1,948
	Lojas Renner SA	677,833	1,870
	Energisa SA	184,857	1,781
	Klabin SA	507,760	1,703
	Sendas Distribuidora SA	1,012,542	1,619
	Banco Santander Brasil SA	268,500	1,554
	Smartfit Escola de Ginastica e Danca SA	293,909	1,376
	Allos SA	284,646	1,320
	Alupar Investimento SA	207,255	1,255
	Engie Brasil Energia SA	168,392	1,252
*,3	Hapvida Participacoes e Investimentos SA	212,287	1,234
	Ambev SA ADR	532,359	1,230
	Multiplan Empreendimentos Imobiliarios SA	239,321	1,223
	Porto Seguro SA	136,844	1,222
	Kinea Rendimentos Imobiliarios FII (BVMF)	60,846	1,199
	Caixa Seguridade Participacoes SA	417,800	1,163
*	Natura Cosmeticos SA	691,263	1,158
[3]	GPS Participacoes e Empreendimentos SA	324,400	1,147

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Transmissora Alianca de Energia Eletrica SA	161,827	1,146
	Cia Paranaense de Energia - Copel	465,870	1,135
	CPFL Energia SA	145,000	1,121
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	195,298	1,106
	Hypera SA	216,212	1,038
	Cia de Saneamento do Parana	155,368	996
	Kinea Indice de Precos FII	60,147	984
	Cia de Saneamento de Minas Gerais Copasa MG.	134,167	942
	Xp Malls Fdo Inv Imob Fii	46,227	906
	Direcional Engenharia SA	264,411	834
	Iguatemi SA (BVMF)	181,100	824
	Cogna Educacao SA	1,178,873	819
	Gerdau SA ADR	232,056	810
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	27,186	801
*	Brava Energia	278,044	763
	Neoenergia SA	121,642	660
	Maxi Renda FII (BVMF)	361,672	649
	Vivara Participacoes SA	107,400	623
	Fleury SA	220,636	597
	FII BTLG	30,875	591
	Kinea Renda Imobiliaria FII	21,191	585
	Kinea High Yield CRI - FII	29,919	557
*,1	Cosan SA ADR	110,475	507
	Azzas 2154 SA	90,617	484
	Cia Siderurgica Nacional SA	273,000	479
	EcoRodovias Infraestrutura e Logistica SA	311,753	462
*	MRV Engenharia e Participacoes SA	325,800	458
	Vinci Shopping Centers FII (BVMF)	22,757	452
*	Orizon Valorizacao de Residuos SA	43,597	449
	Cury Construtora e Incorporadora SA	68,900	447
	YDUQS Participacoes SA	167,700	443
[1]	TIM SA ADR	19,532	441
	XP Log FII (BVMF)	23,223	440
	Magazine Luiza SA	269,684	425
*	Cosan SA	370,452	423
*	IRB Brasil Resseguros SA	45,622	418
	Odontoprev SA	167,443	396
	Hedge Brasil Shopping FII	106,634	395
	Dexco SA	395,600	394
	Auren Energia SA	190,520	389
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	15,695	369
	M Dias Branco SA	67,300	367
	Cia Energetica de Minas Gerais	133,646	361
*	Minerva SA	268,866	359
*	Kinea Rendimentos Imobiliarios REIT	17,056	336
	SLC Agricola SA	107,976	324
	Grupo Mateus SA	262,500	314
	JHSF Participacoes SA	253,747	311
	C&A Modas SA	98,300	297
	CSN Mineracao SA	263,100	297
	Construtora Tenda SA	67,588	296
	Tres Tentos Agroindustrial SA	98,400	293
	Trx Real Estate FII	15,225	286
	Fundo De Investimento Imobiliario TG Ativo Real	17,728	283
	Petroreconcavo SA	117,900	272
[2]	FII Iridium	23,717	258
*	Hidrovias do Brasil SA (BVMF)	350,480	255
	Capitania Securities II FII	175,780	249
	Mills Locacao Servicos e Logistica SA	100,894	245
	Fras-Le SA	56,394	241
	Sao Martinho SA	88,800	232
	Vulcabras SA	53,500	230
	Fii UBS Br Receb Imob	14,598	210
	Fundo De Investimento Imobiliario VBI Prime Properties	15,256	209
	Ez Tec Empreendimentos e Participacoes SA	58,861	203
*	Log-in Logistica Intermodal SA	32,900	202
[3]	LWSA SA	252,037	183
	Grendene SA	177,800	174
	Iochpe Maxion SA	85,446	174
	SIMPAR SA	157,472	135

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	216,948	131
	LOG Commercial Properties e Participacoes SA	29,615	130
	Cia Siderurgica Nacional SA ADR	72,877	128
	Mahle-Metal Leve SA	22,500	125
	Grupo SBF SA	51,109	123
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	30,800	114
	Tupy SA	48,400	111
	Pet Center Comercio e Participacoes SA	150,800	104
*	CVC Brasil Operadora e Agencia de Viagens SA	233,417	82
*	Cia Brasileira de Distribuicao	114,556	80
	Kinea High Yield CRI Fundo de Investimento Imobiliario	4,102	76
*	Oncoclinicas do Brasil Servicos Medicos SA	180,500	73
*	Cia Brasileira de Aluminio	68,422	66
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	28,700	64
			233,410
Canada (2.8%)
*	Shopify Inc. Class A	858,346	149,240
	Royal Bank of Canada	1,003,264	146,976
	Toronto-Dominion Bank	1,215,367	99,791
	Enbridge Inc.	1,543,991	71,995
	Brookfield Corp.	1,507,914	69,442
	Bank of Montreal	508,242	63,136
	Bank of Nova Scotia	880,464	57,748
	Agnico Eagle Mines Ltd.	355,225	57,133
	Canadian Imperial Bank of Commerce	664,187	55,032
	Canadian Pacific Kansas City Ltd.	667,775	48,054
	Canadian Natural Resources Ltd.	1,474,700	47,178
	Barrick Mining Corp. (XTSE)	1,228,077	40,313
	Manulife Financial Corp.	1,208,709	39,117
	Canadian National Railway Co.	396,636	38,033
	Constellation Software Inc.	14,101	37,109
	TC Energy Corp.	735,518	36,908
	Suncor Energy Inc.	869,204	34,612
	Cameco Corp.	311,090	31,793
	Wheaton Precious Metals Corp.	325,689	31,453
	National Bank of Canada	276,434	30,885
	Waste Connections Inc.	179,761	30,147
	Alimentation Couche-Tard Inc.	555,224	28,217
*	Celestica Inc.	81,718	28,134
	Franco-Nevada Corp.	136,897	25,572
	Fairfax Financial Holdings Ltd.	15,617	25,355
	Dollarama Inc.	192,481	25,020
	Sun Life Financial Inc.	398,828	24,259
	Intact Financial Corp.	126,108	23,524
	Kinross Gold Corp.	880,279	20,473
	Nutrien Ltd.	348,306	18,971
	WSP Global Inc.	94,989	18,160
	Power Corp. of Canada	385,770	18,071
	Fortis Inc. (XTSE)	353,633	17,776
	Loblaw Cos. Ltd.	403,643	16,042
	Pembina Pipeline Corp.	420,824	15,920
	Restaurant Brands International Inc.	233,394	15,329
	Cenovus Energy Inc.	899,877	15,206
	Thomson Reuters Corp.	97,474	14,931
	Teck Resources Ltd. Class B	344,672	14,787
	Brookfield Asset Management Ltd. Class A (XTSE)	263,621	14,260
	CGI Inc.	144,060	12,537
	Tourmaline Oil Corp.	268,414	11,806
	Pan American Silver Corp.	301,253	10,611
*	First Quantum Minerals Ltd.	491,826	10,211
	Imperial Oil Ltd.	111,604	9,871
	Emera Inc.	207,047	9,843
	Metro Inc.	147,409	9,826
	RB Global Inc.	96,091	9,534
	Alamos Gold Inc. Class A	304,263	9,380
	Stantec Inc.	83,425	9,239
	Magna International Inc.	194,230	9,176
*	Bombardier Inc. Class B	62,210	8,692
	GFL Environmental Inc.	194,131	8,487

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AtkinsRealis Group Inc.	120,244	8,480
[3]	Hydro One Ltd.	221,191	8,158
	iA Financial Corp. Inc.	68,563	8,093
	Great-West Lifeco Inc.	188,042	7,972
	Element Fleet Management Corp.	295,263	7,964
	ARC Resources Ltd.	429,644	7,925
	Lundin Mining Corp.	475,140	7,643
	TMX Group Ltd.	202,323	7,462
	Open Text Corp.	188,211	7,221
	Whitecap Resources Inc.	917,191	6,827
	Toromont Industries Ltd.	56,403	6,777
	George Weston Ltd.	111,234	6,763
*	CAE Inc.	224,965	6,316
	AltaGas Ltd.	205,785	6,041
	Gildan Activewear Inc.	102,330	5,967
*	Descartes Systems Group Inc.	64,062	5,658
	Capital Power Corp.	107,689	5,451
*	Ivanhoe Mines Ltd. Class A	538,709	5,389
	TELUS Corp.	351,244	5,136
*	Equinox Gold Corp.	464,987	5,109
	Finning International Inc.	93,914	5,079
	TFI International Inc.	56,517	5,079
	Colliers International Group Inc.	30,654	4,890
	BCE Inc.	211,153	4,827
	Keyera Corp.	157,995	4,665
	Lundin Gold Inc.	68,352	4,647
*	Aritzia Inc.	66,248	4,627
	OR Royalties Inc.	143,564	4,606
	FirstService Corp.	28,617	4,555
	Hudbay Minerals Inc.	277,213	4,443
	Saputo Inc.	170,137	4,111
*	NexGen Energy Ltd.	419,635	4,102
	Canadian Tire Corp. Ltd. Class A	35,381	4,058
	First Majestic Silver Corp.	309,614	3,958
	MEG Energy Corp.	186,008	3,936
	B2Gold Corp.	890,391	3,898
	RB Global Inc. (XTSE)	38,120	3,782
*	Capstone Copper Corp.	416,699	3,720
	South Bow Corp.	142,798	3,704
*	Eldorado Gold Corp.	142,013	3,640
	OceanaGold Corp.	162,597	3,637
*	IAMGOLD Corp.	303,084	3,509
	PrairieSky Royalty Ltd.	194,891	3,499
	Onex Corp.	39,162	3,406
	TransAlta Corp.	191,207	3,380
	Northland Power Inc.	180,355	3,296
*	SSR Mining Inc.	142,253	3,216
	Definity Financial Corp.	67,094	3,121
	Canadian Apartment Properties REIT	107,445	2,955
	Chartwell Retirement Residences	195,929	2,887
	Algonquin Power & Utilities Corp.	511,284	2,854
	Boyd Group Inc.	17,677	2,824
*	Torex Gold Resources Inc.	65,996	2,726
	RioCan REIT	202,803	2,714
	Brookfield Infrastructure Corp. Class A	50,765	2,300
	Dream Industrial REIT	264,517	2,280
*	Kinaxis Inc.	18,807	2,277
	West Fraser Timber Co. Ltd.	36,978	2,257
	Brookfield Renewable Corp. (XTSE)	52,170	2,257
	Granite REIT	39,941	2,245
	IGM Financial Inc.	54,515	2,097
	Stella-Jones Inc.	36,414	2,067
	Topaz Energy Corp.	115,222	2,046
*	BlackBerry Ltd.	417,350	2,038
	First Capital REIT	147,481	1,978
	Premium Brands Holdings Corp.	28,041	1,933
	Gibson Energy Inc.	113,057	1,927
	Choice Properties REIT	176,120	1,863
	Brookfield Renewable Corp.	42,807	1,853
	Atco Ltd. Class I	48,357	1,822

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Methanex Corp.	43,717	1,721
*	Novagold Resources Inc.	207,704	1,721
	SmartCentres REIT	86,955	1,649
	Centerra Gold Inc.	139,307	1,632
*	Air Canada	117,954	1,551
	BRP Inc.	23,920	1,500
*	ATS Corp.	53,812	1,480
	Brookfield Infrastructure Corp. Class A (XTSE)	31,666	1,435
	H&R REIT	178,958	1,428
*	Bausch Health Cos. Inc.	197,220	1,389
*	New Gold Inc.	185,665	1,367
	Linamar Corp.	24,947	1,351
	Boralex Inc. Class A	66,079	1,327
	North West Co. Inc.	38,121	1,237
	Boardwalk REIT	26,719	1,232
	Russel Metals Inc.	38,635	1,196
*	Galaxy Digital Inc. Class A	30,350	1,062
	Baytex Energy Corp.	435,315	1,052
	Quebecor Inc. Class B	32,406	1,034
*	IAMGOLD Corp. (XTSE)	83,143	963
	Maple Leaf Foods Inc.	45,846	881
	DPM Metals Inc.	41,041	878
	Allied Properties REIT	82,571	870
	Primaris REIT	77,710	852
	Vermilion Energy Inc.	113,768	851
*	Lightspeed Commerce Inc.	70,871	851
*	G Mining Ventures Corp.	42,505	837
	Superior Plus Corp.	135,055	768
*	K92 Mining Inc.	57,767	768
	Parex Resources Inc.	58,372	747
	Paramount Resources Ltd. Class A	44,840	735
*	Denison Mines Corp.	218,020	695
	Secure Waste Infrastructure Corp.	55,632	695
	Peyto Exploration & Development Corp.	45,836	668
*	Fortuna Mining Corp.	74,671	617
	Transcontinental Inc. Class A	43,035	604
*	Athabasca Oil Corp.	122,105	600
*	Endeavour Silver Corp.	70,465	579
*	Wesdome Gold Mines Ltd.	36,691	554
	Winpak Ltd.	17,729	544
*	Discovery Silver Corp.	129,729	542
*	ERO Copper Corp.	25,249	539
*	Orla Mining Ltd.	51,938	536
	Tamarack Valley Energy Ltd.	119,863	532
*	MDA Space Ltd.	26,645	520
*	NGEx Minerals Ltd.	31,302	510
*	Seabridge Gold Inc.	21,071	503
	Brookfield Asset Management Ltd. Class A	9,189	497
*	NuVista Energy Ltd.	40,692	484
	Sprott Inc.	5,634	463
	Altus Group Ltd.	10,579	435
	Pet Valu Holdings Ltd.	17,202	427
	Triple Flag Precious Metals Corp.	15,367	427
	EQB Inc.	6,648	424
*	Perpetua Resources Corp.	17,360	417
	Enghouse Systems Ltd.	26,575	394
	TerraVest Industries Inc.	3,861	374
	Killam Apartment REIT	29,796	368
	Cogeco Communications Inc.	8,044	366
*	Advantage Energy Ltd.	45,490	361
	goeasy Ltd.	2,981	358
*	Skeena Resources Ltd.	20,803	337
	InterRent REIT	35,109	335
	Westshore Terminals Investment Corp.	18,163	334
*,1	International Petroleum Corp.	19,997	318
	Brookfield Wealth Solutions Ltd.	6,823	315
*	Allied Gold Corp.	20,710	315
*	Trisura Group Ltd.	11,368	313
	Birchcliff Energy Ltd.	63,284	295
	Richelieu Hardware Ltd.	10,712	294

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Freehold Royalties Ltd.	28,280	286
	Exchange Income Corp.	5,185	284
	Sienna Senior Living Inc.	19,808	270
	Labrador Iron Ore Royalty Corp.	13,003	268
*	Canfor Corp.	29,993	262
*	NFI Group Inc.	25,666	262
	Cargojet Inc.	4,459	260
	Brookfield Business Corp. Class A	7,118	259
	Strathcona Resources Ltd.	9,464	250
*	Lightspeed Commerce Inc. (XTSE)	20,113	241
	CT REIT	16,994	198
	Crombie REIT	18,419	196
*	Canada Packers Inc.	9,169	109
*	Bombardier Inc. Class A	299	41
	Leon's Furniture Ltd.	814	17
*,2	Lunr Royalties Corp.	7,825	8
			2,082,723
Chile (0.1%)
	Banco De Chile	30,726,136	5,388
	Latam Airlines Group SA	173,174,843	3,936
	Falabella SA	600,357	3,780
	Banco de Credito e Inversiones SA	57,569	2,955
	Cencosud SA	891,322	2,761
	Banco Santander Chile	33,518,082	2,422
	Empresas Copec SA	272,096	1,944
	Enel Americas SA	14,169,090	1,340
	Plaza SA	472,084	1,328
	Parque Arauco SA	469,770	1,310
	Empresas CMPC SA	774,977	1,119
	Latam Airlines Group SA ADR	23,075	1,038
	Enel Chile SA	12,468,240	952
	Quinenco SA	201,758	922
	Cencosud Shopping SA	351,384	833
	Banco Santander Chile ADR	27,100	778
	Banco Itau Chile SA	40,256	731
*	Sociedad Quimica y Minera de Chile SA ADR	14,220	697
	Cia Cervecerias Unidas SA	108,536	691
	Aguas Andinas SA Class A	1,718,996	655
	Colbun SA	4,091,997	615
	Vina Concha y Toro SA	459,189	501
	Engie Energia Chile SA	332,671	478
	Inversiones Aguas Metropolitanas SA	446,446	450
	Cia Sud Americana de Vapores SA	9,030,869	449
	SMU SA	2,436,207	396
	Empresa Nacional de Telecomunicaciones SA	81,743	389
	Salfacorp SA	267,679	294
	Ripley Corp. SA	580,437	282
	Inversiones La Construccion SA	17,724	282
*	CAP SA	38,966	260
	Enel Chile SA ADR	65,984	254
	SONDA SA	316,876	115
			40,345
China (3.4%)
	Tencent Holdings Ltd.	4,405,902	357,881
	Alibaba Group Holding Ltd.	12,730,420	270,887
*	PDD Holdings Inc. ADR	541,968	73,095
*,3	Xiaomi Corp. Class B	12,295,400	68,214
	China Construction Bank Corp. Class H	68,358,026	67,677
*,3	Meituan Class B	3,811,127	50,165
	Industrial & Commercial Bank of China Ltd. Class H	56,813,245	44,019
	NetEase Inc.	1,299,255	36,458
	BYD Co. Ltd. Class H	2,648,180	34,214
	Ping An Insurance Group Co. of China Ltd. Class H	4,639,966	33,521
	Trip.com Group Ltd.	444,351	31,270
	JD.com Inc. Class A	1,824,162	30,117
	Bank of China Ltd. Class H	49,268,410	27,898
*	Baidu Inc. Class A	1,574,104	23,826
	Zijin Mining Group Co. Ltd. Class H	4,495,301	18,597
[3]	Kuaishou Technology	1,996,800	18,539

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Bank Co. Ltd. Class H	2,772,898	17,382
	Agricultural Bank of China Ltd. Class H	22,110,500	16,868
	China Life Insurance Co. Ltd. Class H	5,348,271	16,866
	PetroChina Co. Ltd. Class H	15,060,000	15,568
*	BeOne Medicines Ltd. Class H	569,700	13,697
[3]	Pop Mart International Group Ltd.	474,000	13,483
*,3	Innovent Biologics Inc.	1,136,941	12,754
	Kweichow Moutai Co. Ltd. Class A	62,205	12,512
	China Shenhua Energy Co. Ltd. Class H	2,380,500	12,396
	Contemporary Amperex Technology Co. Ltd. Class A	220,382	12,049
*	XPeng Inc. Class A	1,030,728	12,008
	PICC Property & Casualty Co. Ltd. Class H	5,020,330	11,861
*,3	Wuxi Biologics Cayman Inc.	2,493,240	11,629
	Yum China Holdings Inc.	261,916	11,279
	Geely Automobile Holdings Ltd.	4,208,200	9,983
	ANTA Sports Products Ltd.	909,400	9,492
*	Li Auto Inc. Class A	882,597	9,159
*,1	NIO Inc. Class A	1,262,617	9,129
[3]	Nongfu Spring Co. Ltd. Class H	1,303,000	8,662
	China Petroleum & Chemical Corp. Class H	16,099,337	8,563
	Tencent Music Entertainment Group ADR	368,772	8,231
	KE Holdings Inc. ADR	472,181	8,051
	China Pacific Insurance Group Co. Ltd. Class H	1,916,600	7,770
	Full Truck Alliance Co. Ltd. ADR	588,813	7,655
	China Resources Land Ltd.	2,116,909	7,648
[1]	China Hongqiao Group Ltd.	1,946,000	7,389
*,1	Horizon Robotics	6,135,600	6,949
*,3	Akeso Inc.	477,000	6,946
	Sino Biopharmaceutical Ltd.	7,146,250	6,510
*	New Oriental Education & Technology Group Inc.	1,073,960	6,422
*	Bilibili Inc. Class Z	203,319	6,141
	ZTO Express Cayman Inc.	325,100	5,998
	Haier Smart Home Co. Ltd. Class H	1,799,400	5,851
	Foxconn Industrial Internet Co. Ltd. Class A	576,700	5,816
	China CITIC Bank Corp. Ltd. Class H	6,085,525	5,806
	CSPC Pharmaceutical Group Ltd.	5,852,000	5,764
*,3	JD Health International Inc.	723,961	5,651
*,3	SenseTime Group Inc. Class B	18,447,000	5,627
	China Merchants Bank Co. Ltd. Class A	964,354	5,547
	CITIC Ltd.	3,573,000	5,523
	H World Group Ltd.	1,419,970	5,506
	People's Insurance Co. Group of China Ltd. Class H	6,082,000	5,462
	CMOC Group Ltd. Class H	2,451,000	5,306
*	J&T Global Express Ltd.	4,087,400	5,245
[3]	3SBio Inc.	1,225,500	4,876
[3]	China Tower Corp. Ltd. Class H	3,371,257	4,870
*,1,3	Hua Hong Semiconductor Ltd. Class H	472,084	4,839
	China Yangtze Power Co. Ltd. Class A	1,212,494	4,790
	Kanzhun Ltd. ADR	215,666	4,779
	Agricultural Bank of China Ltd. Class A	4,237,135	4,745
[3]	Postal Savings Bank of China Co. Ltd. Class H	6,680,000	4,707
	Yangzijiang Shipbuilding Holdings Ltd.	1,738,836	4,696
	Sunny Optical Technology Group Co. Ltd.	475,500	4,595
	China Overseas Land & Investment Ltd.	2,731,480	4,584
	Midea Group Co. Ltd. Class H	417,882	4,517
	ENN Energy Holdings Ltd.	514,118	4,480
	Bank of Communications Co. Ltd. Class H	5,021,058	4,460
	Ping An Insurance Group Co. of China Ltd. Class A	540,358	4,394
	New China Life Insurance Co. Ltd. Class H	689,734	4,359
	Zhaojin Mining Industry Co. Ltd. Class H	1,153,000	4,293
	CITIC Securities Co. Ltd. Class H	1,124,134	4,280
	Industrial & Commercial Bank of China Ltd. Class A	3,834,585	4,196
*	Cambricon Technologies Corp. Ltd. Class A	20,721	4,005
	Zijin Mining Group Co. Ltd. Class A	925,112	3,958
	BYD Co. Ltd. Class A	274,598	3,894
[3]	Guotai Haitong Securities Co. Ltd. Class H	1,990,826	3,815
	China Mengniu Dairy Co. Ltd.	2,090,236	3,804
	China Resources Beer Holdings Co. Ltd.	1,111,681	3,803
*	Kingdee International Software Group Co. Ltd.	2,008,000	3,788
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	418,800	3,730

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hygon Information Technology Co. Ltd. Class A	114,233	3,684
	Zhongji Innolight Co. Ltd. Class A	55,000	3,632
[3]	Hansoh Pharmaceutical Group Co. Ltd.	788,000	3,617
	Li Ning Co. Ltd.	1,634,250	3,553
*	TAL Education Group ADR	288,137	3,533
*,3	Zhejiang Leapmotor Technologies Ltd. Class H	469,600	3,518
	Luxshare Precision Industry Co. Ltd. Class A	388,169	3,439
	China Galaxy Securities Co. Ltd. Class H	2,389,500	3,438
	Aluminum Corp. of China Ltd. Class H	2,643,331	3,361
	China Resources Power Holdings Co. Ltd.	1,377,400	3,294
[3]	WuXi AppTec Co. Ltd. Class H	232,056	3,243
	Jiangxi Copper Co. Ltd. Class H	769,000	3,209
	COSCO SHIPPING Holdings Co. Ltd. Class H	1,838,549	3,188
	Wuliangye Yibin Co. Ltd. Class A	188,800	3,158
	Great Wall Motor Co. Ltd. Class H	1,589,558	3,074
[3]	China International Capital Corp. Ltd. Class H	1,121,600	3,051
	Tsingtao Brewery Co. Ltd. Class H	449,667	3,039
	Kingsoft Corp. Ltd.	695,200	3,030
[1]	Yankuang Energy Group Co. Ltd. Class H	2,189,600	3,006
	Bank of Communications Co. Ltd. Class A	2,889,900	2,919
	Jiangsu Hengrui Medicine Co. Ltd. Class A	321,716	2,898
	Industrial Bank Co. Ltd. Class A	1,017,900	2,896
	East Money Information Co. Ltd. Class A	798,944	2,866
[3]	CGN Power Co. Ltd. Class H	7,179,832	2,845
	China Gold International Resources Corp. Ltd.	167,400	2,818
*,1	XtalPi Holdings Ltd.	1,930,000	2,810
[1,3]	Shandong Gold Mining Co. Ltd. Class H	665,300	2,789
	Sungrow Power Supply Co. Ltd. Class A	104,120	2,778
	Weichai Power Co. Ltd. Class H	1,329,400	2,747
*	Gds Holdings Ltd. Class A	612,611	2,729
	Vipshop Holdings Ltd. ADR	154,966	2,710
*,1	GCL Technology Holdings Ltd.	14,990,000	2,620
[3]	Meitu Inc.	2,353,500	2,614
*,1	China Ruyi Holdings Ltd.	7,229,200	2,577
*	Alibaba Health Information Technology Ltd.	3,404,000	2,539
*	WuXi XDC Cayman Inc.	260,000	2,512
	Anhui Conch Cement Co. Ltd. Class H	839,000	2,501
	CITIC Securities Co. Ltd. Class A	597,754	2,471
	Tongcheng-Elong Holdings Ltd.	888,800	2,446
	Kunlun Energy Co. Ltd.	2,646,000	2,432
	BYD Electronic International Co. Ltd.	515,500	2,420
	China Gas Holdings Ltd.	2,323,074	2,389
	Eoptolink Technology Inc. Ltd. Class A	49,672	2,387
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,471,386	2,379
	China Taiping Insurance Holdings Co. Ltd.	1,040,459	2,367
	Sinopharm Group Co. Ltd. Class H	920,200	2,294
[1]	ZTE Corp. Class H	541,814	2,289
	CMOC Group Ltd. Class A	950,100	2,278
	Minth Group Ltd.	512,000	2,272
	Huaneng Power International Inc. Class H	2,734,000	2,259
[3]	Huatai Securities Co. Ltd. Class H	895,164	2,251
	China Coal Energy Co. Ltd. Class H	1,593,000	2,244
[3]	China Resources Mixc Lifestyle Services Ltd.	423,000	2,213
	China Minsheng Banking Corp. Ltd. Class H	4,310,512	2,208
	CRRC Corp. Ltd. Class H	2,900,000	2,201
[1,3]	Smoore International Holdings Ltd.	1,303,000	2,194
*,3	JD Logistics Inc.	1,345,327	2,193
	China Longyuan Power Group Corp. Ltd. Class H	2,348,000	2,175
	China Shenhua Energy Co. Ltd. Class A	361,500	2,160
*,1	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H	37,000	2,127
	Hengan International Group Co. Ltd.	582,730	2,041
	Guotai Haitong Securities Co. Ltd. (XSSC)	740,338	2,018
	Bosideng International Holdings Ltd.	3,272,000	2,002
	Bank of China Ltd. Class A	2,489,400	1,964
	Atour Lifestyle Holdings Ltd. ADR	49,442	1,926
	NAURA Technology Group Co. Ltd. Class A	33,480	1,916
*,3	NetEase Cloud Music Inc.	61,450	1,908
	Want Want China Holdings Ltd.	2,926,467	1,891
	Seres Group Co. Ltd. Class A	86,000	1,878
	WuXi AppTec Co. Ltd. Class A	132,584	1,852

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,3	China CITIC Financial Asset Management Co. Ltd. Class H	13,925,000	1,846
	Guangdong Investment Ltd.	1,940,000	1,843
	SDIC Capital Co. Ltd. Class A	1,666,667	1,837
	Qfin Holdings Inc. ADR	75,963	1,835
*	Dongfeng Motor Group Co. Ltd. Class H	1,502,000	1,817
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	59,788	1,808
	Muyuan Foods Co. Ltd. Class A	253,748	1,796
*	Zai Lab Ltd.	675,430	1,762
*,1	UBTech Robotics Corp. Ltd. Class H	98,900	1,750
[1,3]	Ganfeng Lithium Group Co. Ltd. Class H	264,480	1,747
	China Nonferrous Mining Corp. Ltd.	942,000	1,737
	XD Inc.	200,000	1,735
[3]	Longfor Group Holdings Ltd.	1,398,100	1,727
	MINISO Group Holding Ltd.	320,536	1,714
	China National Building Material Co. Ltd. Class H	2,390,312	1,694
[3]	Haidilao International Holding Ltd.	1,028,000	1,694
	Victory Giant Technology Huizhou Co. Ltd. Class A	40,900	1,682
	Tingyi Cayman Islands Holding Corp.	1,212,000	1,663
*	Genscript Biotech Corp.	798,000	1,656
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	324,109	1,647
*	Hesai Group ADR	68,960	1,636
	COSCO SHIPPING Holdings Co. Ltd. Class A	771,600	1,628
[1,3]	Giant Biogene Holding Co. Ltd.	338,800	1,624
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	2,226,197	1,623
*,1,3	Ascentage Pharma Group International	187,700	1,608
	PetroChina Co. Ltd. Class A	1,228,100	1,581
	China Resources Gas Group Ltd.	572,700	1,575
	China State Construction Engineering Corp. Ltd. Class A	2,062,864	1,575
	China Everbright Environment Group Ltd.	2,540,777	1,572
	Ping An Bank Co. Ltd. Class A	985,200	1,568
	Beijing Enterprises Holdings Ltd.	354,500	1,556
	Far East Horizon Ltd.	1,725,000	1,549
*,3	Mobvista Inc.	674,000	1,547
	Kingboard Holdings Ltd.	428,340	1,535
*,1,3	Remegen Co. Ltd. Class H	131,500	1,522
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	56,124	1,504
	Xinyi Solar Holdings Ltd.	3,254,200	1,500
*,1,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	696,256	1,499
	China Pacific Insurance Group Co. Ltd. Class A	297,288	1,484
	China Petroleum & Chemical Corp. Class A	1,916,180	1,474
	China Merchants Port Holdings Co. Ltd.	760,000	1,472
	China Railway Group Ltd. Class H	2,868,000	1,455
	Sinotruk Hong Kong Ltd.	433,000	1,447
	GF Securities Co. Ltd. Class H	598,400	1,445
	Shenzhen Inovance Technology Co. Ltd. Class A	132,900	1,438
[3]	China Feihe Ltd.	2,691,000	1,436
	Shaanxi Coal Industry Co. Ltd. Class A	450,100	1,436
[1]	Laopu Gold Co. Ltd. Class H	16,200	1,426
*,3	China Literature Ltd.	263,400	1,419
	Luzhou Laojiao Co. Ltd. Class A	75,000	1,418
	Hithink RoyalFlush Information Network Co. Ltd. Class A	27,553	1,405
*,1	Kingsoft Cloud Holdings Ltd.	1,660,010	1,394
	China Construction Bank Corp. Class A	1,050,900	1,350
	China Medical System Holdings Ltd.	780,000	1,345
	Wanhua Chemical Group Co. Ltd. Class A	152,800	1,345
	Bank of Ningbo Co. Ltd. Class A	337,268	1,344
	Postal Savings Bank of China Co. Ltd. Class A	1,657,400	1,340
*,1	Beijing Fourth Paradigm Technology Co. Ltd. Class H	184,700	1,323
	China Cinda Asset Management Co. Ltd. Class H	8,119,000	1,316
	China National Nuclear Power Co. Ltd. Class A	1,042,400	1,316
	Huatai Securities Co. Ltd. Class A	426,600	1,303
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,579,000	1,299
	Bank of Jiangsu Co. Ltd. Class A	848,100	1,286
	Yangzijiang Financial Holding Ltd.	1,570,236	1,276
	China State Construction International Holdings Ltd.	1,107,750	1,260
	NARI Technology Co. Ltd. Class A	369,871	1,260
	SF Holding Co. Ltd. Class A	222,098	1,259
	CRRC Corp. Ltd. Class A	1,162,400	1,252
	Inner Mongolia Yitai Coal Co. Ltd. Class B	637,704	1,244
	ZTE Corp. Class A	203,298	1,241

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Country Garden Services Holdings Co. Ltd.	1,557,059	1,238
	Sany Heavy Industry Co. Ltd. Class A	396,546	1,234
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	172,200	1,230
	Dongyue Group Ltd.	947,000	1,218
	China Galaxy Securities Co. Ltd. Class A	491,100	1,214
	China International Capital Corp. Ltd. Class A	230,498	1,194
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	844,000	1,193
	GigaDevice Semiconductor Inc. Class A	38,451	1,189
[3]	Yadea Group Holdings Ltd.	756,000	1,182
	Advanced Micro-Fabrication Equipment Inc. Class A	29,928	1,176
*,3	InnoCare Pharma Ltd. Class H	641,000	1,175
	China Power International Development Ltd.	2,715,851	1,171
	China Conch Venture Holdings Ltd.	930,998	1,164
	Gree Electric Appliances Inc. of Zhuhai Class A	206,900	1,157
	China Tourism Group Duty Free Corp. Ltd. Class A	107,768	1,153
	JOYY Inc. ADR	19,384	1,150
*	Shanghai Electric Group Co. Ltd. Class H	1,970,000	1,149
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	213,444	1,144
	RLX Technology Inc. ADR	467,145	1,140
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	369,139	1,131
	Beijing Kingsoft Office Software Inc. Class A	22,327	1,127
	Chinasoft International Ltd.	1,486,000	1,112
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	204,000	1,110
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,581,200	1,107
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	286,900	1,106
*,1	Sunac China Holdings Ltd.	5,894,000	1,105
*,3	Everest Medicines Ltd.	172,000	1,085
	China Everbright Bank Co. Ltd. Class H	2,639,000	1,083
	China United Network Communications Ltd. Class A	1,419,000	1,082
	Haitian International Holdings Ltd.	395,000	1,079
	Ganfeng Lithium Co. Ltd. Class A	110,780	1,075
[3]	CSC Financial Co. Ltd. Class H	633,000	1,074
	Eve Energy Co. Ltd. Class A	91,605	1,071
*	ZEEKR Intelligent Technology Holding Ltd. ADR	37,526	1,071
[1,3]	Ping An Healthcare & Technology Co. Ltd.	600,227	1,062
	Montage Technology Co. Ltd. Class A	55,380	1,061
*	RoboSense Technology Co. Ltd.	236,600	1,059
	China Oilfield Services Ltd. Class H	1,078,000	1,052
*	LONGi Green Energy Technology Co. Ltd. Class A	352,877	1,047
	China Minsheng Banking Corp. Ltd. Class A	1,897,900	1,043
	Haier Smart Home Co. Ltd. Class A	275,000	1,037
	BOE Technology Group Co. Ltd. Class A	1,814,000	1,035
	GF Securities Co. Ltd. Class A	324,275	1,030
	OmniVision Integrated Circuits Group Inc.	55,885	1,027
	New China Life Insurance Co. Ltd. Class A	107,800	1,027
	Shengyi Technology Co. Ltd. Class A	113,800	1,026
	Eastroc Beverage Group Co. Ltd. Class A	25,940	1,021
	Shanghai United Imaging Healthcare Co. Ltd. Class A	51,371	1,010
	AviChina Industry & Technology Co. Ltd. Class H	1,980,000	1,009
	Bank of Nanjing Co. Ltd. Class A	634,200	1,009
	Fosun International Ltd.	1,587,464	1,007
	Brilliance China Automotive Holdings Ltd.	2,042,000	1,005
	China CSSC Holdings Ltd. Class A	198,900	1,005
	Anhui Gujing Distillery Co. Ltd. Class B	79,300	1,003
	SAIC Motor Corp. Ltd. Class A	428,199	1,002
*,3	Keymed Biosciences Inc.	129,000	999
	China Everbright Bank Co. Ltd. Class A	2,114,100	993
	Baoshan Iron & Steel Co. Ltd. Class A	957,100	992
	Ningbo Tuopu Group Co. Ltd. Class A	94,950	991
	Shenzhen International Holdings Ltd.	950,000	985
*,1	Microport Scientific Corp.	630,052	983
	Jiangsu Expressway Co. Ltd. Class H	808,000	983
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,013,580	979
	Zhejiang Expressway Co. Ltd. Class H	998,440	975
[1,3]	China Resources Pharmaceutical Group Ltd.	1,501,500	962
	Lens Technology Co. Ltd. Class A	229,400	948
	Sinopec Engineering Group Co. Ltd. Class H	1,002,135	944
	Kingboard Laminates Holdings Ltd.	563,358	943
	Fuyao Glass Industry Group Co. Ltd. Class A	99,100	940
*	Daqo New Energy Corp. ADR	28,637	935

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	265,000	934
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	132,410	930
	China Communications Services Corp. Ltd. Class H	1,526,000	915
	Shennan Circuits Co. Ltd. Class A	30,362	914
*	Qinghai Salt Lake Industry Co. Ltd. Class A	262,498	914
	Goldwind Science & Technology Co. Ltd. Class H	535,565	909
	Fufeng Group Ltd.	875,000	906
*	Alibaba Pictures Group Ltd.	7,640,000	904
	WUS Printed Circuit Kunshan Co. Ltd. Class A	90,380	899
	Suzhou TFC Optical Communication Co. Ltd. Class A	40,684	897
	Rongsheng Petrochemical Co. Ltd. Class A (XSEC)	622,200	891
*,1	Air China Ltd. Class H	1,202,000	883
	China Merchants Securities Co. Ltd. Class A	357,800	872
*	Tianqi Lithium Corp. Class A (XSEC)	115,848	870
	China Reinsurance Group Corp. Class H	4,276,000	868
	Shenwan Hongyuan Group Co. Ltd. Class A	1,125,300	865
	Huaneng Power International Inc. Class A	753,800	862
[1,3]	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H	186,000	852
	Shandong Gold Mining Co. Ltd. Class A	167,777	847
*	iQIYI Inc. ADR	366,312	846
[1]	Beijing Enterprises Water Group Ltd.	2,623,015	843
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	87,550	843
	CSC Financial Co. Ltd. Class A	227,500	838
	Ningxia Baofeng Energy Group Co. Ltd. Class A	323,180	838
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	61,972	837
	Iflytek Co. Ltd. Class A	106,800	835
[1]	SF Holding Co. Ltd. Class H	179,600	833
	Sinotrans Ltd. Class H	1,224,000	832
	Uni-President China Holdings Ltd.	764,800	828
	Bank of Shanghai Co. Ltd. Class A	614,537	820
	Bank of Hangzhou Co. Ltd. Class A	370,600	818
	China Railway Group Ltd. Class A	1,031,100	815
	Aluminum Corp. of China Ltd. Class A	578,300	811
*,1	China Vanke Co. Ltd. Class H	1,418,289	804
[3]	Simcere Pharmaceutical Group Ltd.	505,000	804
	China CITIC Bank Corp. Ltd. Class A	736,700	802
	Xtep International Holdings Ltd.	1,105,000	800
*	Tongwei Co. Ltd. Class A	228,900	797
	Sunshine Insurance Group Co. Ltd. Class H	1,678,000	796
	Autohome Inc. ADR	31,542	795
*	China Southern Airlines Co. Ltd. Class H	1,312,000	791
	XCMG Construction Machinery Co. Ltd. Class A	528,300	790
	TCL Electronics Holdings Ltd.	658,333	782
	China Three Gorges Renewables Group Co. Ltd. Class A	1,304,400	779
	China Jinmao Holdings Group Ltd.	4,486,000	775
[1]	Dongfang Electric Corp. Ltd. Class H	317,400	774
*	Shanghai Electric Group Co. Ltd. Class A	590,600	773
[1]	Shoucheng Holdings Ltd.	2,743,600	771
	C&D International Investment Group Ltd.	375,000	770
	Bank of Beijing Co. Ltd. Class A	977,100	768
*	Nine Dragons Paper Holdings Ltd.	1,068,000	765
*,1,3	East Buy Holding Ltd.	271,500	765
	Avary Holding Shenzhen Co. Ltd. Class A	103,598	764
	Zhongjin Gold Corp. Ltd. Class A	246,000	764
[1]	TravelSky Technology Ltd. Class H	579,000	762
[1]	Mao Geping Cosmetics Co. Ltd. Class H	66,000	762
	Grand Pharmaceutical Group Ltd.	715,080	761
	Wens Foodstuff Group Co. Ltd. Class A	297,360	759
	Lingyi iTech Guangdong Co. Class A	345,100	758
*,3	Tuhu Car Inc.	332,800	757
	Power Construction Corp. of China Ltd. Class A	945,600	750
	Great Wall Motor Co. Ltd. Class A	233,631	748
	Greentown China Holdings Ltd.	693,879	743
	GoerTek Inc. Class A	160,800	742
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	85,400	734
	Chongqing Changan Automobile Co. Ltd. Class A	420,486	732
[3]	Topsports International Holdings Ltd.	1,844,000	731
	Aier Eye Hospital Group Co. Ltd. Class A	423,928	730
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	2,038,400	728
	Daqin Railway Co. Ltd. Class A	902,000	727

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sanan Optoelectronics Co. Ltd. Class A	372,200	726
*	Anhui Jianghuai Automobile Group Corp. Ltd. Class A	100,500	721
	SDIC Power Holdings Co. Ltd. Class A	354,895	716
*	Air China Ltd. Class A	646,900	715
[1,3]	Pharmaron Beijing Co. Ltd. Class H	212,023	708
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	28,098	704
*,1,3	CALB Group Co. Ltd. Class H	161,400	696
	Zhongsheng Group Holdings Ltd.	437,500	691
	China Tobacco International HK Co. Ltd.	141,000	687
[1]	China Everbright Ltd.	528,000	686
	Focus Media Information Technology Co. Ltd. Class A	630,000	686
[1]	Shanghai Conant Optical Co. Ltd. Class H	118,000	684
	AECC Aviation Power Co. Ltd. Class A	123,900	681
	Huaxin Cement Co. Ltd. Class H	302,600	679
	China Traditional Chinese Medicine Holdings Co. Ltd.	2,252,000	678
	Guangzhou Automobile Group Co. Ltd. Class H	1,611,399	676
*	Shenzhen Longsys Electronics Co. Ltd. Class A	18,400	676
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	507,593	674
	Harbin Electric Co. Ltd. Class H	408,000	671
	COSCO SHIPPING Ports Ltd.	908,000	669
*,1,3	Weimob Inc.	2,276,000	666
	ANE Cayman Inc.	450,500	665
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	118,360	663
	Orient Securities Co. Ltd. Class A	430,708	660
	Jiangsu Yanghe Distillery Co. Ltd. Class A	66,195	659
	Zhejiang Juhua Co. Ltd. Class A	132,400	657
	Sany Heavy Equipment International Holdings Co. Ltd.	695,000	656
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	435,200	655
	Shanghai International Airport Co. Ltd. Class A	144,040	654
	Huaxia Bank Co. Ltd. Class A	676,100	647
	IEIT Systems Co. Ltd. Class A	70,412	645
[1,3]	China Merchants Securities Co. Ltd. Class H	319,132	641
	Hisense Home Appliances Group Co. Ltd. Class H	216,000	637
	Anhui Conch Cement Co. Ltd. Class A	195,200	636
	Shanghai Electric Power Co. Ltd. Class A	152,500	636
	China Overseas Property Holdings Ltd.	1,017,493	635
	GD Power Development Co. Ltd. Class A	852,199	634
*	Kuang-Chi Technologies Co. Ltd. Class A	98,200	629
	Weichai Power Co. Ltd. Class A	297,000	625
	Zhejiang Huayou Cobalt Co. Ltd. Class A	68,428	624
	Wanguo Gold Group Ltd.	158,000	622
*	Lufax Holding Ltd. ADR	198,785	620
	Huadian Power International Corp. Ltd. Class H	1,050,000	619
	Consun Pharmaceutical Group Ltd.	320,000	619
	Yunnan Baiyao Group Co. Ltd. Class A	77,600	618
*	Lifetech Scientific Corp.	2,367,998	613
	Tongling Nonferrous Metals Group Co. Ltd. Class A	824,400	612
	People's Insurance Co. Group of China Ltd. Class A	514,600	611
[1]	Tianneng Power International Ltd.	550,000	610
	Zhejiang China Commodities City Group Co. Ltd. Class A	235,400	610
	China Energy Engineering Corp. Ltd. Class A (XSSC)	1,786,300	605
	Guangdong Haid Group Co. Ltd. Class A	73,577	604
*	DPC Dash Ltd.	53,200	604
	China Water Affairs Group Ltd.	746,000	602
	China Suntien Green Energy Corp. Ltd. Class H	1,074,000	601
	China Merchants Energy Shipping Co. Ltd. Class A	460,600	598
*	China Eastern Airlines Corp. Ltd. Class H	1,160,000	596
*	EHang Holdings Ltd. ADR	32,268	594
	Shannon Semiconductor Technology Co. Ltd. Class A	31,800	592
*	Beijing Compass Technology Development Co. Ltd. Class A	29,065	591
	China Datang Corp. Renewable Power Co. Ltd. Class H	1,922,000	589
	Sihuan Pharmaceutical Holdings Group Ltd.	3,078,000	587
*	China Eastern Airlines Corp. Ltd. Class A	868,400	586
	Hengli Petrochemical Co. Ltd. Class A	231,000	583
	Yuexiu Property Co. Ltd.	1,010,972	582
	Zangge Mining Co. Ltd. Class A	70,099	580
	China Zheshang Bank Co. Ltd. Class H	1,763,000	574
	Huagong Tech Co. Ltd. Class A	51,100	573
	JF SmartInvest Holdings Ltd.	80,500	573
	Metallurgical Corp. of China Ltd. Class A	1,162,800	571

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Hainan Airlines Holding Co. Ltd. Class A	2,289,605	570
	Shengyi Electronics Co. Ltd. Class A	37,221	568
	Lonking Holdings Ltd.	1,414,000	564
	360 Security Technology Inc. Class A	334,698	563
*	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	25,172	563
[1,3]	ZJLD Group Inc.	501,000	563
	Poly Developments & Holdings Group Co. Ltd. Class A	544,099	561
	CGN Power Co. Ltd. Class A	1,012,800	561
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	89,600	561
	China Jushi Co. Ltd. Class A	243,130	560
*	Abbisko Cayman Ltd.	299,000	560
	Bank of Chengdu Co. Ltd. Class A	234,700	555
*	Beijing Capital International Airport Co. Ltd. Class H	1,538,000	552
	Guolian Minsheng Securities Co. Ltd. Class A	356,500	552
	Anhui Gujing Distillery Co. Ltd. Class A	24,300	550
	Yankuang Energy Group Co. Ltd. Class A	265,785	550
	Weibo Corp. Class A	50,270	550
	Chaozhou Three-Circle Group Co. Ltd. Class A	78,500	548
	Caitong Securities Co. Ltd. Class A	453,068	548
*	Sichuan Biokin Pharmaceutical Co. Ltd. Class A	10,449	548
	Hello Group Inc. ADR	80,613	547
	Zhejiang NHU Co. Ltd. Class A	159,476	545
	Goldwind Science & Technology Co. Ltd. Class A	246,900	545
*,1	XXF Group Holdings Ltd.	445,000	545
	Gotion High-tech Co. Ltd. Class A	84,800	543
	Shenzhen Envicool Technology Co. Ltd. Class A	55,094	543
	Sinolink Securities Co. Ltd. Class A	389,000	540
	JinkoSolar Holding Co. Ltd. ADR	21,451	539
*,3	Luye Pharma Group Ltd.	1,327,500	538
	Shenzhen Transsion Holdings Co. Ltd. Class A	50,144	538
	Baiyin Nonferrous Group Co. Ltd. Class A	722,200	537
*	Newborn Town Inc.	394,000	536
*	National Silicon Industry Group Co. Ltd. Class A	166,391	535
	TCL Technology Group Corp. Class A	876,420	531
	TBEA Co. Ltd. Class A	192,850	531
	Shanghai Industrial Holdings Ltd.	302,000	530
	Shanghai Baosight Software Co. Ltd. Class B	472,528	530
	China Coal Energy Co. Ltd. Class A	277,800	530
	CNPC Capital Co. Ltd. Class A	359,700	528
[3]	Orient Securities Co. Ltd. Class H	565,600	527
	Jiangxi Copper Co. Ltd. Class A	91,200	527
*	China Southern Airlines Co. Ltd. Class A	559,800	525
	Piotech Inc. Class A	12,241	525
	Henan Shuanghui Investment & Development Co. Ltd. Class A	144,878	524
	Greentown Service Group Co. Ltd.	912,825	524
*	Kunlun Tech Co. Ltd. Class A	80,900	524
	Wolong Electric Group Co. Ltd. Class A	77,040	523
	Yihai International Holding Ltd.	340,000	522
	Industrial Securities Co. Ltd. Class A	538,250	521
	Xiamen Tungsten Co. Ltd. Class A	103,500	520
	Chongqing Changan Automobile Co. Ltd. Class B	891,263	519
	Wasion Holdings Ltd.	322,000	518
[3]	China Railway Signal & Communication Corp. Ltd. Class H	1,180,500	518
[3]	Yixin Group Ltd.	1,771,000	516
	Anhui Expressway Co. Ltd. Class H	322,000	511
	Unisplendour Corp. Ltd. Class A	133,940	510
	West China Cement Ltd.	1,334,000	510
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	84,700	507
	Datang International Power Generation Co. Ltd. Class H	1,648,000	507
	Huaqin Technology Co. Ltd. Class A	35,500	507
[3]	Genertec Universal Medical Group Co. Ltd.	635,000	506
	Range Intelligent Computing Technology Group Co. Ltd. Class A	71,199	505
*,1,3	Jinxin Fertility Group Ltd.	1,582,500	501
	Yutong Bus Co. Ltd. Class A	110,000	500
	Changjiang Securities Co. Ltd. Class A	402,320	499
*,3	CARsgen Therapeutics Holdings Ltd.	235,500	499
*	Seazen Group Ltd.	1,761,754	496
	Founder Securities Co. Ltd. Class A	428,698	496
	Rockchip Electronics Co. Ltd. Class A	19,399	495
	JCET Group Co. Ltd. Class A	87,700	494

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Metallurgical Corp. of China Ltd. Class H	1,618,000	493
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	143,800	491
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	15,260	490
[1]	Weilong Delicious Global Holdings Ltd.	319,000	489
	Q Technology Group Co. Ltd.	271,000	487
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	1,100,800	484
	Shanghai Rural Commercial Bank Co. Ltd. Class A	403,506	484
	Sichuan Chuantou Energy Co. Ltd. Class A	233,300	483
*	Guangdong HEC Technology Holding Co. Ltd. Class A	159,600	483
	Sinoma Science & Technology Co. Ltd. Class A	98,600	480
*,1,3	Alphamab Oncology	323,000	478
	Guosen Securities Co. Ltd. Class A	240,955	476
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,772,000	474
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,000	473
*	Pacific Securities Co. Ltd. Class A	743,900	471
*,3	Evergrande Property Services Group Ltd.	3,115,500	469
[1]	Chifeng Jilong Gold Mining Co. Ltd. Class H	127,000	467
	Shougang Fushan Resources Group Ltd.	1,188,441	466
	Maxscend Microelectronics Co. Ltd. Class A	44,372	466
	AVICOPTER plc Class A	91,400	463
[1]	China Resources Beverage Holdings Co. Ltd.	340,200	460
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	30,051	454
	Shanghai Chicmax Cosmetic Co. Ltd. Class H	41,100	453
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	53,900	452
	FinVolution Group ADR	73,777	451
	CITIC Heavy Industries Co. Ltd. Class A	424,000	448
	Yunnan Copper Co. Ltd. Class A	176,200	447
	Yuexiu REIT	3,806,817	446
	Sieyuan Electric Co. Ltd. Class A	24,100	445
	Huadong Medicine Co. Ltd. Class A	76,030	444
	Nexchip Semiconductor Corp. Class A	94,176	444
*	FIH Mobile Ltd.	185,200	442
	Ningbo Huaxiang Electronic Co. Ltd. Class A	94,300	440
	Citic Pacific Special Steel Group Co. Ltd. Class A	214,110	439
*	COFCO Joycome Foods Ltd.	2,053,000	438
*	Vnet Group Inc. ADR	42,122	438
	China Resources Building Materials Technology Holdings Ltd.	2,014,000	438
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	106,400	436
*	China Rare Earth Resources & Technology Co. Ltd. Class A	58,400	433
	BOC International China Co. Ltd. Class A	219,100	433
	Onewo Inc. Class H	150,600	433
	Sunwoda Electronic Co. Ltd. Class A	85,700	432
	Huizhou Desay Sv Automotive Co. Ltd. Class A	25,900	432
	Hainan Airport Infrastructure Co. Ltd. Class A	622,972	432
*	Wuhan Guide Infrared Co. Ltd. Class A	220,995	431
	Shandong Nanshan Aluminum Co. Ltd. Class A	664,400	430
	Shenzhen Kinwong Electronic Co. Ltd. Class A	42,200	430
	Huaan Securities Co. Ltd. Class A	459,600	428
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	45,700	426
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	294,100	424
	BOE Technology Group Co. Ltd. Class B	1,145,300	423
	Ecovacs Robotics Co. Ltd. Class A	33,500	421
[3]	Linklogis Inc. Class B	1,021,500	420
	Chongqing Rural Commercial Bank Co. Ltd. Class A	429,800	418
	China Resources Microelectronics Ltd. Class A	58,605	418
	COFCO Sugar Holding Co. Ltd. Class A	189,700	417
	Tianshan Aluminum Group Co. Ltd. Class A	221,300	416
*	Loongson Technology Corp. Ltd. Class A	21,449	416
	Empyrean Technology Co. Ltd. Class A	24,400	415
	Shanghai International Port Group Co. Ltd. Class A	523,300	411
*,1,3	Hygeia Healthcare Holdings Co. Ltd. Class C	244,732	411
	Andon Health Co. Ltd. Class A	72,100	411
	Lao Feng Xiang Co. Ltd. Class B	112,210	410
*,1	Tianqi Lithium Corp. Class H	66,600	409
	Smartsens Technology Shanghai Co. Ltd. Class A	27,275	408
*	China Vanke Co. Ltd. Class A	461,400	407
	China Zheshang Bank Co. Ltd. Class A	966,770	406
	Yunnan Aluminium Co. Ltd. Class A	125,400	405
*	Henan Zhongfu Industry Co. Ltd. Class A	423,800	405
	Sichuan Road & Bridge Co. Ltd. Class A	301,700	402

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Chongqing Qianli Technology Co. Ltd. Class A	239,600	402
*	CCOOP Group Co. Ltd. Class A	1,065,400	401
*,3	Legend Holdings Corp. Class H	309,100	400
	Ningbo Joyson Electronic Corp. Class A	89,000	399
	Anker Innovations Technology Co. Ltd. Class A	24,120	397
*	Jinko Solar Co. Ltd. Class A	485,479	397
	China International Marine Containers Group Co. Ltd. Class H	431,400	394
*	Biwin Storage Technology Co. Ltd. Class A	21,414	394
	Gushengtang Holdings Ltd.	106,300	392
*,3	CanSino Biologics Inc. Class H	65,600	390
	Everbright Securities Co. Ltd. Class A	148,900	390
	YTO Express Group Co. Ltd. Class A	161,700	389
*,1	Fenbi Ltd.	1,081,000	389
	CGN New Energy Holdings Co. Ltd.	1,096,000	388
	LexinFintech Holdings Ltd. ADR	80,306	387
*	China First Heavy Industries Co. Ltd. Class A	854,900	387
	Hengtong Optic-electric Co. Ltd. Class A	122,500	385
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	78,000	384
	Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	743,500	383
	China Overseas Grand Oceans Group Ltd.	1,365,500	382
*	Kangmei Pharmaceutical Co. Ltd. Class A	1,317,800	381
	Hunan Yuneng New Energy Battery Material Co. Ltd. Class A	36,900	379
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	101,900	377
	China Meheco Group Co. Ltd. Class A	238,080	377
	Poly Property Services Co. Ltd. Class H	87,100	376
	Zhejiang Dahua Technology Co. Ltd. Class A	130,000	374
[1]	Flat Glass Group Co. Ltd. Class H	238,000	374
	CSI Solar Co. Ltd. Class A	171,556	374
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	278,000	373
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	107,100	372
*	Founder Technology Group Corp. Class A	214,400	372
	Jointown Pharmaceutical Group Co. Ltd. Class A	518,230	371
	Hangzhou Silan Microelectronics Co. Ltd. Class A	82,800	371
	Tongkun Group Co. Ltd. Class A	185,800	371
	Haohua Chemical Science & Technology Co. Ltd. Class A	83,300	371
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	32,199	370
	Zheshang Securities Co. Ltd. Class A	226,600	370
*	Sensteed Hi-tech Group Class A	642,800	370
	Sharetronic Data Technology Co. Ltd. Class A	16,240	370
*	China Greatwall Technology Group Co. Ltd. Class A	155,100	369
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	103,100	366
*,2	New Horizon Health Ltd.	201,000	366
	China Energy Engineering Corp. Ltd. Class H	2,456,000	366
	Ningbo Deye Technology Co. Ltd. Class A	34,841	365
	Shenghe Resources Holding Co. Ltd. Class A	111,500	364
	Giant Network Group Co. Ltd. Class A	73,700	364
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	325,800	363
	China Lesso Group Holdings Ltd.	630,000	361
*	Jiangsu Eastern Shenghong Co. Ltd. Class A	277,913	361
	Fu Shou Yuan International Group Ltd.	952,000	360
	Qingdao Hanhe Cable Co. Ltd. Class A	679,900	358
	Beijing Enlight Media Co. Ltd. Class A	150,200	358
	Hangzhou Oxygen Plant Group Co. Ltd. Class A	92,200	358
	Isoftstone Information Technology Group Co. Ltd. Class A	47,900	358
[3]	Everbright Securities Co. Ltd. Class H	283,400	356
*	Tianfeng Securities Co. Ltd. Class A	483,100	356
	China National Chemical Engineering Co. Ltd. Class A	326,900	355
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,110,000	354
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	291,500	353
*	Skyworth Group Ltd.	695,340	352
	Han's Laser Technology Industry Group Co. Ltd. Class A	60,697	351
	COSCO SHIPPING Development Co. Ltd. Class H	2,356,000	351
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	265,073	350
	Zhejiang Chint Electrics Co. Ltd. Class A	86,500	349
	Zhongtai Securities Co. Ltd. Class A	356,126	349
*	Sunshine Lake Pharma Co. Ltd.	59,154	349
	Sangfor Technologies Inc. Class A	18,900	348
	CQ Pharmaceutical Holding Co. Ltd. Class A	459,200	347
[1]	Central China Securities Co. Ltd. Class H	1,047,230	347
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	882,800	347

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Spring Airlines Co. Ltd. Class A	46,000	347
	TongFu Microelectronics Co. Ltd. Class A	57,700	345
	Satellite Chemical Co. Ltd. Class A	136,887	345
	Zhejiang Yinlun Machinery Co. Ltd. Class A	64,200	345
*	Yonghui Superstores Co. Ltd. Class A	523,900	344
	Jiangsu King's Luck Brewery JSC Ltd. Class A	62,927	343
	Hubei Chutian Smart Communication Co. Ltd. Class A	600,400	343
	Yuanjie Semiconductor Technology Co. Ltd. Class A	4,805	343
	China Baoan Group Co. Ltd. Class A	211,400	341
*	QuantumCTek Co. Ltd. Class A	4,184	341
	Hundsun Technologies Inc. Class A	76,751	340
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	267,600	339
	Sinofert Holdings Ltd.	1,728,000	338
	Shandong Linglong Tyre Co. Ltd. Class A	155,500	336
*,3	BAIC Motor Corp. Ltd. Class H	1,296,900	335
	Shanjin International Gold Co. Ltd. Class A	109,560	335
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	126,600	335
*	United Nova Technology Co. Ltd. Class A	379,697	335
	China National Medicines Corp. Ltd. Class A	79,600	333
*	Hua Hong Semiconductor Ltd. Class A	18,959	333
*	Orbbec Inc. Class A	27,117	333
	Huayu Automotive Systems Co. Ltd. Class A	115,600	332
	ACM Research Shanghai Inc. Class A	13,316	332
	Haisco Pharmaceutical Group Co. Ltd. Class A	41,500	331
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	174,900	331
	Dongfang Electric Corp. Ltd. Class A	112,700	330
	Minmetals Capital Co. Ltd. Class A	396,560	330
	Advanced Technology & Materials Co. Ltd. Class A	110,200	329
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	72,700	329
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	383,600	329
	Huaxin Cement Co. Ltd. Class A	108,200	328
*	Xinjiang Daqo New Energy Co. Ltd. Class A	77,790	328
	Shenzhen Kaifa Technology Co. Ltd. Class A	85,300	327
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	310,600	326
	Anhui Construction Engineering Group Co. Ltd. Class A	488,700	326
	China Tungsten & Hightech Materials Co. Ltd. Class A	99,030	326
	GEM Co. Ltd. Class A	271,300	325
	Bank of Suzhou Co. Ltd. Class A	279,390	325
	State Grid Information & Communication Co. Ltd. Class A	125,500	325
	Beijing Shunxin Agriculture Co. Ltd. Class A	146,399	323
	Datang International Power Generation Co. Ltd. Class A	630,900	323
*	BeOne Medicines Ltd. Class A	7,712	323
*	Jiangsu Hoperun Software Co. Ltd. Class A	37,200	322
	FAW Jiefang Group Co. Ltd. Class A	318,600	322
[1,3]	Blue Moon Group Holdings Ltd.	840,500	321
	Shanghai Huace Navigation Technology Ltd. Class A	71,148	321
	Fujian Qingshan Paper Industry Co. Ltd. Class A	638,400	321
	Shenzhen MTC Co. Ltd. Class A	369,600	320
	Zhongyuan Environment-Protection Co. Ltd. Class A	258,800	320
	Chifeng Jilong Gold Mining Co. Ltd. Class A	76,800	320
	Sichuan Changhong Electric Co. Ltd. Class A	223,400	320
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	59,680	319
	Beijing New Building Materials plc Class A	95,500	319
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	29,000	319
	China BlueChemical Ltd. Class H	1,028,000	318
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	232,000	318
*,3	Hangzhou SF Intra-City Industrial Co. Ltd. Class H	197,800	318
	Anhui Anke Biotechnology Group Co. Ltd. Class A	207,200	317
	Towngas Smart Energy Co. Ltd.	628,000	315
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	632,500	315
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	124,700	314
	Tibet Huayu Mining Co. Ltd. Class A	74,900	314
	Shenzhen Click Technology Co. Ltd. Class A	117,700	312
	Qilu Bank Co. Ltd. Class A	366,100	312
	Zhejiang Rongtai Electric Material Co. Ltd. Class A	22,100	312
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	62,400	311
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	155,300	309
	Yealink Network Technology Corp. Ltd. Class A	60,942	308
	Hangcha Group Co. Ltd. Class A	76,300	308
	Mango Excellent Media Co. Ltd. Class A	74,026	307

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Zhongtian Technology Co. Ltd. Class A	129,000	307
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	266,700	306
	Glarun Technology Co. Ltd. Class A	76,200	306
	Bank of Chongqing Co. Ltd. Class H	295,500	305
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	38,419	305
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	74,095	304
	Sailun Group Co. Ltd. Class A	141,100	304
	Imeik Technology Development Co. Ltd. Class A	13,520	304
	Huaneng Lancang River Hydropower Inc. Class A	219,800	304
*	Yonyou Network Technology Co. Ltd. Class A	137,925	303
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	55,200	303
	Shanghai Construction Group Co. Ltd. Class A	764,000	303
	New Hope Liuhe Co. Ltd. Class A	220,700	302
[1,3]	Asiainfo Technologies Ltd.	258,800	301
	APT Medical Inc. Class A	7,766	301
	Hongta Securities Co. Ltd. Class A	243,700	300
	GalaxyCore Inc. Class A	133,842	300
	Flat Glass Group Co. Ltd. Class A	114,895	299
	Supcon Technology Co. Ltd. Class A	40,692	299
	Shenzhen Megmeet Electrical Co. Ltd. Class A	27,900	298
	Shenzhen Expressway Corp. Ltd. Class H	318,000	297
	Changchun High-Tech Industry Group Co. Ltd. Class A	18,846	297
*	Wingtech Technology Co. Ltd. Class A	47,000	297
	Ingenic Semiconductor Co. Ltd. Class A	24,300	296
	SSY Group Ltd.	738,336	295
	Beijing Shougang Co. Ltd. Class A	498,800	295
	Youngor Group Co. Ltd. Class A	279,400	295
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	68,800	295
	Huadian Power International Corp. Ltd. Class A	386,897	294
	China Railway Construction Heavy Industry Corp. Ltd. Class A	390,275	294
	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class A	24,600	293
	North Copper Co. Ltd. Class A	132,500	293
	CIMC Enric Holdings Ltd.	302,000	292
	Guoyuan Securities Co. Ltd. Class A	237,020	292
	Henan Pinggao Electric Co. Ltd. Class A	117,700	292
	Sun Art Retail Group Ltd.	1,199,500	291
	Shenergy Co. Ltd. Class A	251,500	291
	Guizhou Tyre Co. Ltd. Class A	415,200	291
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	400,800	291
	Qingdao Port International Co. Ltd. Class A	241,800	290
	JL Mag Rare-Earth Co. Ltd. Class A	52,720	290
	Tsingtao Brewery Co. Ltd. Class A	31,400	290
	Delton Technology Guangzhou Inc. Class A	27,800	290
	Shanghai Baosight Software Co. Ltd. Class A	89,425	289
*	ASR Microelectronics Co. Ltd. Class A	22,017	289
*	Amlogic Shanghai Co. Ltd. Class A	23,787	288
*	Angang Steel Co. Ltd. Class H	1,100,800	287
	Nanjing Securities Co. Ltd. Class A	241,400	287
	Beijing Roborock Technology Co. Ltd. Class A	12,502	287
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	48,900	287
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	97,900	286
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	655,497	285
	YUNDA Holding Group Co. Ltd. Class A	277,846	285
*,3	Yidu Tech Inc.	390,500	285
	Beijing Jingneng Power Co. Ltd. Class A	421,200	285
	Shede Spirits Co. Ltd. Class A	32,700	285
	Accelink Technologies Co. Ltd. Class A	32,100	284
	China International Marine Containers Group Co. Ltd. Class A	256,100	284
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	29,000	284
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	24,200	284
	Changshu Fengfan Power Equipment Co. Ltd. Class A	421,600	284
	Shaanxi Energy Investment Co. Ltd. Class A	205,300	284
	Chongqing Zhifei Biological Products Co. Ltd. Class A	97,750	283
	Shandong Xiantan Co. Ltd. Class A	319,100	283
*	Talkweb Information System Co. Ltd. Class A	58,700	283
	Western Superconducting Technologies Co. Ltd. Class A	25,721	283
	Raytron Technology Co. Ltd. Class A	24,205	283
	Shenzhen Sunway Communication Co. Ltd. Class A	56,200	282
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	78,071	282
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	81,900	282

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	97,337	282
	Wuhan Dameng Database Co. Ltd. Class A	7,131	282
	Shenzhen Goodix Technology Co. Ltd. Class A	24,300	281
	China Oilfield Services Ltd. Class A	138,225	280
	Fujian Longking Co. Ltd. Class A	118,200	280
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	25,800	280
	Bestechnic Shanghai Co. Ltd. Class A	8,103	280
	Shenzhen Kedali Industry Co. Ltd. Class A	11,000	279
*	BAIC BluePark New Energy Technology Co. Ltd. Class A	237,432	279
	Xi'An Shaangu Power Co. Ltd. Class A	228,300	279
	ENN Natural Gas Co. Ltd. Class A	101,270	278
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	29,600	278
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	39,500	278
	Hwatsing Technology Co. Ltd. Class A	14,408	278
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	278,544	277
*	Dosilicon Co. Ltd. Class A	21,075	276
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	11,100	276
	Guangshen Railway Co. Ltd. Class H	936,000	275
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	67,746	275
*	Hopson Development Holdings Ltd.	678,016	275
	PAX Global Technology Ltd.	400,000	274
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	92,100	274
	Shanghai Baosteel Packaging Co. Ltd. Class A	352,300	274
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	84,300	273
	Leo Group Co. Ltd. Class A	364,100	273
[1,3]	Maoyan Entertainment	318,800	273
	China Film Group Co. Ltd. Class A	133,600	273
	Sinopec Kantons Holdings Ltd.	526,000	272
	Hunan Gold Corp. Ltd. Class A	89,180	272
	Zhejiang Crystal-Optech Co. Ltd. Class A	77,500	272
	Jinduicheng Molybdenum Co. Ltd. Class A	128,979	272
*,3	Bairong Inc.	215,000	272
	Fulin Precision Co. Ltd. Class A	98,910	272
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	69,200	272
	Guangdong Guanhao High-Tech Co. Ltd. Class A	596,100	272
	Hangzhou Tigermed Consulting Co. Ltd. Class A	32,150	271
	Shanghai RAAS Blood Products Co. Ltd. Class A	285,500	271
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	31,545	271
	China Animal Husbandry Industry Co. Ltd. Class A	251,200	271
	Livzon Pharmaceutical Group Inc. Class A	52,281	270
	Hangzhou First Applied Material Co. Ltd. Class A	122,413	270
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	184,600	270
	First Tractor Co. Ltd. Class A	147,500	270
	Ming Yuan Cloud Group Holdings Ltd.	636,000	270
	Harbin Hatou Investment Co. Ltd. Class A	256,200	270
	Walvax Biotechnology Co. Ltd. Class A	156,100	268
	Canny Elevator Co. Ltd. Class A	259,700	268
	Pharmaron Beijing Co. Ltd. Class A	57,019	268
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	369,300	268
	Tian Di Science & Technology Co. Ltd. Class A	318,511	268
	China Railway Tielong Container Logistics Co. Ltd. Class A	294,700	268
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	67,700	268
	Shui On Land Ltd.	2,925,000	267
	NetDragon Websoft Holdings Ltd.	170,000	266
	China Great Wall Securities Co. Ltd. Class A	171,200	266
	Beijing Tong Ren Tang Co. Ltd. Class A	55,761	266
	COSCO SHIPPING Development Co. Ltd. Class A	718,600	265
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	77,900	264
	Guangshen Railway Co. Ltd. Class A	614,800	264
	Bank of Lanzhou Co. Ltd. Class A	783,163	264
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	39,601	264
	Jiangsu Expressway Co. Ltd. Class A	136,000	263
[3]	AK Medical Holdings Ltd.	348,000	263
	Jiangsu Leili Motor Co. Ltd. Class A	34,100	263
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	639,300	262
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	144,770	262
	Befar Group Co. Ltd. Class A	430,800	262
	Tianjin Port Co. Ltd. Class A	388,000	262
	Sinomach Automobile Co. Ltd. Class A	297,500	261
	Neway Valve Suzhou Co. Ltd. Class A	35,300	261

Total World Stock Index Fund
		Shares	Market Value• ($000)
	RoboTechnik Intelligent Technology Co. Ltd. Class A	8,300	261
	Yuexiu Transport Infrastructure Ltd.	476,000	260
[1]	China Modern Dairy Holdings Ltd.	1,669,500	260
	Liaoning Cheng Da Co. Ltd. Class A	145,200	260
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	123,600	260
	Ningbo Orient Wires & Cables Co. Ltd. Class A	29,500	260
	Tianli International Holdings Ltd.	840,000	259
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	124,700	259
	JNBY Design Ltd.	111,500	259
	Dalian Bio-Chem Co. Ltd. Class A	61,500	259
	Nanjing Iron & Steel Co. Ltd. Class A	350,000	258
	Kingfa Sci & Tech Co. Ltd. Class A	90,700	258
[3]	China East Education Holdings Ltd.	306,500	258
*	China National Software & Service Co. Ltd. Class A	35,100	258
*,1,3	Haichang Ocean Park Holdings Ltd.	2,740,000	258
	Kangji Medical Holdings Ltd.	222,000	257
	Hengyi Petrochemical Co. Ltd. Class A	272,500	257
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	291,500	257
	Western Mining Co. Ltd. Class A	76,100	257
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	65,800	256
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	35,400	256
	SG Micro Corp. Class A (XSHE)	24,722	256
	Zhejiang Cfmoto Power Co. Ltd. Class A	7,100	255
	Western Region Gold Co. Ltd. Class A	66,000	254
	Advanced Fiber Resources Zhuhai Ltd. Class A	17,300	254
	Henan Shijia Photons Technology Co. Ltd. Class A	26,455	254
*	Shandong Hontron Aluminum Industry Holding Co. Ltd.	88,000	254
	Kingnet Network Co. Ltd. Class A	75,700	253
	Shenzhen CECport Technologies Co. Ltd. Class A	67,500	253
*	Sichuan Huafeng Technology Co. Ltd. Class A	23,494	253
	Yunnan Yuntianhua Co. Ltd. Class A	62,299	252
	Poly Property Group Co. Ltd.	1,053,000	251
	Shandong Humon Smelting Co. Ltd. Class A	135,400	251
*	OFILM Group Co. Ltd. Class A	144,400	251
	Wangsu Science & Technology Co. Ltd. Class A	154,300	251
	Goneo Group Co. Ltd. Class A	40,803	251
	Wintime Energy Group Co. Ltd. Class A	1,108,800	251
	Aisino Corp. Class A	214,300	250
	Xiamen Port Development Co. Ltd. Class A	169,900	250
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	49,200	249
	Beijing Dabeinong Technology Group Co. Ltd. Class A	429,400	249
*	Shanghai DZH Ltd. Class A	121,900	249
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	17,800	249
*	Sinopec Oilfield Service Corp. Class A	787,700	248
	Shanghai Huayi Group Co. Ltd. Class A	221,800	248
	China Southern Power Grid Energy Storage Co. Ltd. Class A	139,000	248
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	8,773	247
	China XD Electric Co. Ltd. Class A	220,487	247
	Triangle Tyre Co. Ltd. Class A	119,000	247
	Juneyao Airlines Co. Ltd. Class A	135,100	246
*	Shenzhen Infogem Technologies Co. Ltd. Class A	36,900	246
	Qingdao East Steel Tower Stock Co. Ltd. Class A	99,200	246
*	Qunabox Group Ltd.	52,121	246
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	12,745	245
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	336,100	245
	Asymchem Laboratories Tianjin Co. Ltd. Class A	17,700	244
	Autohome Inc. Class A	38,644	244
*	Nuode New Materials Co. Ltd. Class A	244,590	243
	Hainan Jinpan Smart Technology Co. Ltd. Class A	25,212	243
	Leyard Optoelectronic Co. Ltd. Class A	250,100	242
	Bestsun Energy Co. Ltd. Class A	407,400	242
	China Coal Xinji Energy Co. Ltd. Class A	238,200	242
	DHC Software Co. Ltd. Class A	165,769	241
	Beijing Tiantan Biological Products Corp. Ltd. Class A	92,680	240
	China Petroleum Engineering Corp. Class A	478,400	240
	Huaming Power Equipment Co. Ltd. Class A	65,400	240
*	Sohu.com Ltd. ADR	16,045	239
	Shanghai Belling Co. Ltd. Class A	49,800	239
	Loncin Motor Co. Ltd. Class A	124,300	238
*	Everdisplay Optronics Shanghai Co. Ltd. Class A	620,652	237

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Hunan New Wellful Co. Ltd. Class A	268,300	237
	Hubei Energy Group Co. Ltd. Class A	354,400	236
*	Ninestar Corp. Class A	77,500	236
	Hisense Home Appliances Group Co. Ltd. Class A	65,700	236
	Shanghai Environment Group Co. Ltd. Class A	201,840	236
[3]	Angelalign Technology Inc.	28,753	236
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class A	354,500	236
	Zhejiang Changsheng Sliding Bearings Co. Ltd. Class A	19,200	236
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	73,000	235
*	Yunnan Energy New Material Co. Ltd. Class A	34,500	235
*	Shanghai Junshi Biosciences Co. Ltd. Class A	41,430	235
	Ningbo Yunsheng Co. Ltd. Class A	117,000	235
	CIG Shanghai Co. Ltd. Class A	16,300	235
	Hisense Visual Technology Co. Ltd. Class A	67,200	234
*	JA Solar Technology Co. Ltd. Class A	117,899	233
	BBMG Corp. Class A	963,700	233
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	63,900	233
	Huafon Chemical Co. Ltd. Class A	184,100	232
	Nanjing Hanrui Cobalt Co. Ltd. Class A	33,300	232
	Xiamen C & D Inc. Class A	161,800	232
*	SICC Co. Ltd. Class A	23,578	232
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	226,800	232
*	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	173,201	230
*	TianShan Material Co. Ltd. Class A	271,800	230
	Beijing Gehua CATV Network Co. Ltd. Class A	203,200	230
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	10,600	230
*	Seazen Holdings Co. Ltd. Class A	114,800	229
	Tiangong International Co. Ltd.	604,000	229
*	Xiangcai Co. Ltd. Class A	126,300	229
	Cathay Biotech Inc. Class A	32,064	229
	China Railway Hi-tech Industry Co. Ltd. Class A	194,000	229
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	25,492	229
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	129,500	229
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	221,170	228
	Guangxi Liugong Machinery Co. Ltd. Class A	139,200	228
	Neusoft Corp. Class A	154,200	228
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	13,680	228
	Tong Ren Tang Technologies Co. Ltd. Class H	380,000	227
	LB Group Co. Ltd. Class A	87,600	227
	Perfect World Co. Ltd. Class A	93,750	226
	Bank of Changsha Co. Ltd. Class A	167,800	226
*	Gaotu Techedu Inc. ADR	78,650	225
	Xiamen Amoytop Biotech Co. Ltd. Class A	21,963	225
	Shanghai Highly Group Co. Ltd. Class A	70,900	225
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	21,900	225
	Xinyi Energy Holdings Ltd.	1,372,200	224
	Dong-E-E-Jiao Co. Ltd. Class A	33,600	224
	CNGR Advanced Material Co. Ltd. Class A	34,580	224
	Guobo Electronics Co. Ltd. Class A	22,368	224
	Newland Digital Technology Co. Ltd. Class A	57,499	223
	Guangdong Hongda Holdings Group Co. Ltd. Class A	39,300	222
	Giantec Semiconductor Corp. Class A	9,517	222
	Northking Information Technology Co. Ltd. Class A	74,200	222
*	Maanshan Iron & Steel Co. Ltd. Class H	674,000	221
	Henan Yuguang Gold & Lead Co. Ltd. Class A	128,300	221
	StarPower Semiconductor Ltd. Class A	15,020	221
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	7,935	220
*	Lingyuan Iron & Steel Co. Ltd. Class A	665,300	220
	Shandong Sun Paper Industry JSC Ltd. Class A	109,700	219
[3]	Sunac Services Holdings Ltd.	1,099,055	219
	China Hainan Rubber Industry Group Co. Ltd. Class A	275,400	219
	Jiang Su Suyan Jingshen Co. Ltd. Class A	145,100	219
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	14,994	219
*	Remegen Co. Ltd. Class A	15,707	219
	Anhui XDLK Microsystem Corp. Ltd. Class A	24,163	219
	CSG Holding Co. Ltd. Class B	936,406	218
	Shenzhen Capchem Technology Co. Ltd. Class A	29,160	218
*	Maanshan Iron & Steel Co. Ltd. Class A	382,200	218
*	Trina Solar Co. Ltd. Class A	76,264	218
	Sinomine Resource Group Co. Ltd. Class A	27,440	217

Total World Stock Index Fund
		Shares	Market Value• ($000)
	XTC New Energy Materials Xiamen Co. Ltd. Class A	18,609	217
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	18,882	217
	Nantong Jianghai Capacitor Co. Ltd. Class A	53,800	216
	Shandong Pharmaceutical Glass Co. Ltd. Class A	73,500	216
	Angel Yeast Co. Ltd. Class A	39,500	216
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	27,500	216
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	162,100	216
*	Greenland Holdings Corp. Ltd. Class A	862,700	215
	Shenzhen Agricultural Power Group Co. Ltd. Class A	178,700	215
	Zhejiang Longsheng Group Co. Ltd. Class A	144,900	215
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	47,800	215
*,1	Shenzhen Investment Ltd.	1,975,953	214
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	136,400	214
	Huaibei Mining Holdings Co. Ltd. Class A	114,500	214
	China Resources Medical Holdings Co. Ltd.	492,590	214
	Jiangxi Ganyue Expressway Co. Ltd. Class A	284,900	214
	Western Securities Co. Ltd. Class A	176,322	213
	Jiangsu Yoke Technology Co. Ltd. Class A	19,600	213
*	Hangzhou Iron & Steel Co. Class A	166,400	213
	Hydsoft Technology Co. Ltd. Class A	27,000	213
	Hanwei Electronics Group Corp. Class A	26,800	212
*	Shenyang Machine Tool Co. Ltd. Class A	194,400	212
*	Zhihu Inc. ADR	48,728	212
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	22,100	211
	Quectel Wireless Solutions Co. Ltd. Class A	15,751	210
	Yifeng Pharmacy Chain Co. Ltd. Class A (XSHG)	60,933	209
	Hunan Valin Steel Co. Ltd. Class A	257,000	209
	China Education Group Holdings Ltd.	545,000	209
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	77,340	209
	Shenzhen Invt Electric Co. Ltd. Class A	164,700	209
*	Pengxin International Mining Co. Ltd. Class A	181,800	209
*	Suzhou Jinfu Technology Co. Ltd. Class A	188,900	209
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	62,200	208
	Hangzhou GreatStar Industrial Co. Ltd.	48,000	208
	Beijing Teamsun Technology Co. Ltd. Class A	77,400	208
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	43,500	207
	Health & Happiness H&H International Holdings Ltd.	133,236	207
[1,3]	Medlive Technology Co. Ltd.	152,500	207
	Guangdong Provincial Expressway Development Co. Ltd. Class A	127,000	207
	Shuanglin Co. Ltd. Class A	36,820	207
*	Suzhou Centec Communications Co. Ltd. Class A	12,080	207
	Anhui Yingjia Distillery Co. Ltd. Class A	34,500	206
*,3	China Bohai Bank Co. Ltd. Class H	1,569,000	206
*	Jishi Media Co. Ltd. Class A	394,100	206
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	346,700	206
[3]	Qingdao Port International Co. Ltd. Class H	224,000	205
	Beijing Yanjing Brewery Co. Ltd. Class A	124,200	205
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	50,450	205
	Sunshine Guojian Pharmaceutical Shanghai Co. Ltd. Class A	19,975	205
	Hesteel Co. Ltd. Class A	577,400	204
	Hoshine Silicon Industry Co. Ltd. Class A	29,300	204
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	59,800	204
*	Tsinghua Tongfang Co. Ltd. Class A	166,700	204
	Dajin Heavy Industry Co. Ltd. Class A	28,700	203
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	376,400	202
	Livzon Pharmaceutical Group Inc. Class H	50,106	202
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	64,100	202
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	103,400	202
	Anhui Heli Co. Ltd. Class A	68,800	202
*	Shenzhen Forms Syntron Information Co. Ltd. Class A	38,100	202
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	67,100	201
*,1,3	Ocumension Therapeutics	188,000	201
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	198,130	200
*	J-Yuan Trust Co. Ltd. Class A	475,000	200
*	Datang Huayin Electric Power Co. Ltd. Class A	214,300	200
	Huangshan Novel Co. Ltd. Class A	124,000	200
*	Shanxi Taigang Stainless Steel Co. Ltd. Class A	336,300	199
*	Tangrenshen Group Co. Ltd. Class A	296,047	199
	Zhejiang Dingli Machinery Co. Ltd. Class A	26,634	199
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	9,864	199

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	126,800	199
	Zhejiang Hailiang Co. Ltd. Class A	122,300	198
	CIMC Vehicles Group Co. Ltd. Class A	146,400	198
	Jiangsu Xukuang Energy Co. Ltd. Class A	288,300	198
	T&S Communications Co. Ltd. Class A	14,100	198
	Winning Health Technology Group Co. Ltd. Class A	158,600	197
*	Quzhou Xin'an Development Co. Ltd. Class A	323,300	197
	Kingsemi Co. Ltd. Class A	11,692	197
	Hsino Tower Group Co. Ltd. Class A	321,700	197
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	97,200	196
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	30,800	196
*	Farasis Energy Gan Zhou Co. Ltd. Class A	78,204	196
	MotoMotion China Corp. Class A	14,700	195
	Lee & Man Paper Manufacturing Ltd.	549,000	194
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	170,271	194
	Lepu Medical Technology Beijing Co. Ltd. Class A	76,100	194
	All Winner Technology Co. Ltd. Class A	30,134	194
	Visual China Group Co. Ltd. Class A	63,500	193
*	Guosheng Securities Inc. Class A	65,600	193
	Sichuan Expressway Co. Ltd. Class H	292,000	192
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	81,900	192
	AIMA Technology Group Co. Ltd. Class A	41,697	192
	Shanghai Awinic Technology Co. Ltd. Class A	16,443	192
	Hualan Biological Engineering Inc. Class A	84,275	191
	MYS Group Co. Ltd. Class A	314,400	191
	Sunresin New Materials Co. Ltd. Class A	24,525	191
	Jinhui Liquor Co. Ltd. Class A	68,500	191
	Broadex Technologies Co. Ltd. Class A	13,600	191
	Sigmastar Technology Ltd. Class A	23,100	191
	SooChow Securities Co. Ltd. Class A	140,608	190
	Jiangsu Cnano Technology Co. Ltd. Class A	23,558	190
	China Yongda Automobiles Services Holdings Ltd.	861,000	189
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	126,500	189
	Sichuan New Energy Power Co. Ltd. Class A	109,603	189
	Autel Intelligent Technology Corp. Ltd. Class A	34,855	189
	Guangzhou Haige Communications Group Inc. Co. Class A	114,000	188
*	Nanfang Zhongjin Environment Co. Ltd. Class A	299,930	188
	Oriental Pearl Group Co. Ltd. Class A	137,900	188
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	90,000	188
	Jiangsu Guoxin Corp. Ltd. Class A	162,800	188
	Chongqing Chuanyi Automation Co. Ltd. Class A	57,200	188
	Mloptic Corp. Class A	3,638	188
	An Hui Wenergy Co. Ltd. Class A	162,200	187
[3]	Joinn Laboratories China Co. Ltd. Class H	67,643	187
	Wanxiang Qianchao Co. Ltd. Class A	105,400	186
	Guangzhou Baiyun International Airport Co. Ltd. Class A	135,200	186
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	10,200	186
	Sany Renewable Energy Co. Ltd. Class A	46,897	186
	First Tractor Co. Ltd. Class H	184,000	185
	Tianshui Huatian Technology Co. Ltd. Class A	108,300	184
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	154,200	184
	Mehow Innovative Ltd. Class A	55,860	184
	POCO Holding Co. Ltd. Class A	16,700	184
*	Skyverse Technology Co. Ltd. Class A	11,557	184
	Shenzhen Das Intellitech Co. Ltd. Class A	397,300	183
	HLA Group Corp. Ltd. Class A	210,100	183
*	Sinochem International Corp. Class A	309,300	182
	Guanghui Energy Co. Ltd. Class A	243,700	181
	Central China Securities Co. Ltd. Class A	282,700	181
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	24,671	181
	C&S Paper Co. Ltd. Class A	161,100	180
	Anhui Yingliu Electromechanical Co. Ltd. Class A	32,100	180
	Jiangsu Etern Co. Ltd. Class A	85,900	180
	Gansu Shangfeng Cement Co. Ltd. Class A	112,600	179
	Zhende Medical Co. Ltd. Class A	13,400	179
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	84,700	179
	Shenma Industry Co. Ltd. Class A	127,900	179
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	74,500	178
	Suzhou Maxwell Technologies Co. Ltd. Class A	12,006	178
	Humanwell Healthcare Group Co. Ltd. Class A	60,000	178

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Espressif Systems Shanghai Co. Ltd. Class A	7,590	178
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	416,800	177
	China Foods Ltd.	332,000	177
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	46,200	177
	Anjoy Foods Group Co. Ltd. Class A	17,000	177
	Dazhong Mining Co. Ltd.	64,396	177
*	AVIC Chengdu UAS Co. Ltd. Class A	25,988	177
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	247,900	176
	SPIC Industry-Finance Holdings Co. Ltd. Class A	189,900	176
	Chongqing Brewery Co. Ltd. Class A	23,300	176
	Shanghai Bright Meat Group Co. Ltd. Class A	184,200	176
[1]	China Risun Group Ltd.	584,000	176
	Ningbo Zhenyu Technology Co. Ltd. Class A	7,560	176
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	20,420	176
	Beijing Sifang Automation Co. Ltd. Class A	44,500	176
	Cinda Securities Co. Ltd. Class A	65,400	176
	Liaoning Port Co. Ltd. Class A	729,600	175
*,1	Xinte Energy Co. Ltd. Class H	175,600	175
	China Wafer Level CSP Co. Ltd. Class A	42,300	175
	Meihua Holdings Group Co. Ltd. Class A	111,623	175
	Beijing Easpring Material Technology Co. Ltd. Class A	17,900	174
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	29,000	174
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	19,700	174
	JCHX Mining Management Co. Ltd. Class A	18,900	174
	Yili Chuanning Biotechnology Co. Ltd. Class A	108,900	174
*	SanFeng Intelligent Equipment Group Co. Ltd. Class A	131,200	174
	Electric Connector Technology Co. Ltd. Class A	24,500	173
	Sichuan Expressway Co. Ltd. Class A	215,200	173
	Shanghai Huafon Aluminium Corp. Class A	70,200	173
*	InventisBio Co. Ltd. Class A	40,658	173
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	49,600	172
*	Yanlord Land Group Ltd.	312,100	171
*	ApicHope Pharmaceutical Group Co. Ltd.	21,700	171
*	MGI Tech Co. Ltd. Class A	18,467	171
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	111,200	171
*	North Industries Group Red Arrow Co. Ltd. Class A	65,700	170
	Guangzhou Automobile Group Co. Ltd. Class A	154,100	170
*	Greattown Holdings Ltd. Class A	220,800	170
	Shanghai Pudong Construction Co. Ltd. Class A	150,100	170
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	22,300	170
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	225,700	170
	Dongguan Yiheda Automation Co. Ltd. Class A	42,000	170
*	COL Group Co. Ltd. Class A	42,700	170
	Bank of Xi'an Co. Ltd. Class A	311,700	170
*	Sinocelltech Group Ltd. Class A	22,616	170
	New Guomai Digital Culture Co. Ltd. Class A	86,800	170
*,1	Adicon Holdings Ltd.	218,500	170
	Betta Pharmaceuticals Co. Ltd. Class A	21,100	169
	Joinn Laboratories China Co. Ltd. Class A	32,625	169
	Jiangxi Jovo Energy Co. Ltd. Class A	37,000	169
	Geovis Technology Co. Ltd. Class A	29,428	169
*	Estun Automation Co. Ltd. Class A (XSEC)	47,400	168
	China Oriental Group Co. Ltd.	996,000	168
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	55,371	168
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	276,500	168
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	149,250	168
	Bank of Chongqing Co. Ltd. Class A	111,651	168
	Changzhou Fusion New Material Co. Ltd. Class A	20,068	168
*	Siasun Robot & Automation Co. Ltd. Class A	64,400	167
[3]	A-Living Smart City Services Co. Ltd. Class H	525,750	167
	Keboda Technology Co. Ltd. Class A	15,297	167
	Ming Yang Smart Energy Group Ltd. Class A	78,400	167
	Fangda Special Steel Technology Co. Ltd. Class A	201,100	167
	Dazhong Transportation Group Co. Ltd. Class A	201,900	167
	Ginlong Technologies Co. Ltd. Class A	14,755	167
	Huali Industrial Group Co. Ltd. Class A	20,079	167
	ZhongYeDa Electric Co. Ltd. Class A	121,500	167
	Skshu Paint Co. Ltd. Class A	26,824	166
	Henan Mingtai Al Industrial Co. Ltd. Class A	78,498	166
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	14,817	166

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tibet Tianlu Co. Ltd. Class A	92,100	165
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	41,200	165
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	25,350	165
	Jinko Power Technology Co. Ltd. Class A	334,900	165
	Bloomage Biotechnology Corp. Ltd. Class A	21,694	165
	Suzhou Nanomicro Technology Co. Ltd. Class A	38,226	165
	Shanxi Coal International Energy Group Co. Ltd. Class A	106,400	165
	Jiangzhong Pharmaceutical Co. Ltd. Class A	54,700	164
	Shanghai Moons' Electric Co. Ltd. Class A	15,900	164
	Luxin Venture Capital Group Co. Ltd. Class A	79,800	164
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	27,797	163
*	Qi An Xin Technology Group Inc. Class A	29,697	163
	China Shineway Pharmaceutical Group Ltd.	150,000	162
	Bethel Automotive Safety Systems Co. Ltd. Class A	22,960	162
	Zhejiang Medicine Co. Ltd. Class A	79,000	162
	Grinm Advanced Materials Co. Ltd. Class A	50,700	162
	Yankershop Food Co. Ltd. Class A	15,660	162
	Winner Medical Co. Ltd. Class A	27,900	162
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	141,000	162
*	JoulWatt Technology Co. Ltd. Class A	22,898	162
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	35,800	162
	Fortior Technology Shenzhen Co. Ltd. Class A	5,943	162
*	Zhejiang Narada Power Source Co. Ltd. Class A	60,800	161
	Shenzhen Huaqiang Industry Co. Ltd. Class A	41,200	161
	GRG Banking Equipment Co. Ltd. Class A	88,897	161
	CECEP Solar Energy Co. Ltd. Class A	245,590	161
	Wushang Group Co. Ltd. Class A	114,800	161
	Qingdao Sentury Tire Co. Ltd. Class A	59,080	161
	Jiangsu Financial Leasing Co. Ltd. Class A	187,700	161
	Dongxing Securities Co. Ltd. Class A	89,900	160
	Qingdao TGOOD Electric Co. Ltd. Class A	39,200	160
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	65,500	160
	G-bits Network Technology Xiamen Co. Ltd. Class A	2,400	160
	Kehua Data Co. Ltd. Class A	20,800	160
	Servyou Software Group Co. Ltd. Class A	21,800	160
*,1	HealthyWay Inc.	193,500	160
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	112,200	159
*	Digital China Information Service Co. Ltd. Class A	59,300	158
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	44,900	158
[3]	Zhou Hei Ya International Holdings Co. Ltd.	672,500	158
	China Railway Signal & Communication Corp. Ltd. Class A	211,551	158
*	Far East Smarter Energy Co. Ltd. Class A	144,600	158
	Ruijie Networks Co. Ltd. Class A	15,120	158
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	64,500	157
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	143,033	157
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	234,600	157
	Thunder Software Technology Co. Ltd. Class A	16,200	157
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	85,000	156
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	81,700	156
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	289,500	155
	Beijing Shiji Information Technology Co. Ltd. Class A	111,723	155
*	Bringspring Science & Technology Co. Ltd. Class A	41,600	155
	Concord New Energy Group Ltd.	3,100,000	154
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	61,400	154
	First Capital Securities Co. Ltd. Class A	141,900	154
	Shenzhen Expressway Corp. Ltd. Class A	106,900	154
	Dongguan Development Holdings Co. Ltd. Class A	92,200	153
	Willfar Information Technology Co. Ltd. Class A	29,405	153
*	Rising Nonferrous Metals Share Co. Ltd. Class A	19,800	153
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	70,300	153
	Beijing Sanyuan Foods Co. Ltd. Class A	225,400	153
	Oppein Home Group Inc. Class A	20,173	152
	Skyworth Digital Co. Ltd. Class A	79,300	152
	Jiangsu Lihua Foods Group Co. Ltd.	51,800	152
	Xiamen Faratronic Co. Ltd. Class A	8,900	151
	Hand Enterprise Solutions Co. Ltd. Class A	59,500	151
*,1	Yeahka Ltd.	135,200	151
	Bluestar Adisseo Co. Class A	114,500	151
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	17,019	151
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	167,000	151

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China National Gold Group Gold Jewellery Co. Ltd. Class A	130,300	151
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	159,400	151
	Castech Inc. Class A	23,220	151
	Red Avenue New Materials Group Co. Ltd. Class A	25,900	150
	Unilumin Group Co. Ltd. Class A	144,822	150
*	Youdao Inc. ADR	14,330	150
*	Porton Pharma Solutions Ltd. Class A	39,997	150
	Capital Securities Co. Ltd. Class A	51,400	150
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	13,744	149
	Xinfengming Group Co. Ltd. Class A	66,400	148
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	55,320	148
	Digiwin Co. Ltd.	20,100	148
	Primarius Technologies Co. Ltd. Class A	27,017	148
	Lao Feng Xiang Co. Ltd. Class A	21,700	147
	Leader Harmonious Drive Systems Co. Ltd. Class A	6,430	147
	Digital China Holdings Ltd.	377,499	146
*	Hytera Communications Corp. Ltd. Class A	90,200	146
	OPT Machine Vision Tech Co. Ltd. Class A	8,144	146
	Semitronix Corp. Class A	13,600	146
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	146,603	145
*	China Enterprise Co. Ltd. Class A	358,800	145
	Shanghai M&G Stationery Inc. Class A	36,900	145
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	40,600	144
	Valiant Co. Ltd. Class A	73,100	144
	DBG Technology Co. Ltd. Class A	33,200	144
*	Antong Holdings Co. Ltd. Class A	238,300	144
*	Greatoo Intelligent Equipment Inc. Class A	131,600	144
*	Sanwei Holding Group Co. Ltd. Class A	88,600	144
	Hangzhou EZVIZ Network Co. Ltd. Class A	31,756	144
	Bank of Zhengzhou Co. Ltd. Class A	507,361	143
	Eastern Air Logistics Co. Ltd. Class A	63,599	143
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	14,040	143
*	Sansteel Minguang Co. Ltd. Fujian Class A	226,000	142
	Guangdong Provincial Expressway Development Co. Ltd. Class B	129,300	142
*	China TransInfo Technology Co. Ltd. Class A	91,100	142
	Xiamen International Airport Co. Ltd. Class A	59,800	142
	BrightGene Bio-Medical Technology Co. Ltd. Class A	17,564	142
	Beijing Dahao Technology Corp. Ltd. Class A	52,800	142
	Shanghai Zhonggu Logistics Co. Ltd. Class A	91,464	142
	Yunnan Tin Co. Ltd. Class A	42,400	141
	Beijing Sinnet Technology Co. Ltd. Class A	73,800	141
	Sineng Electric Co. Ltd. Class A	31,220	141
	Chervon Holdings Ltd.	54,400	141
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	5,829	141
	Suzhou Secote Precision Electronic Co. Ltd. Class A	20,860	141
	BBMG Corp. Class H	1,331,000	140
	China Zhenhua Group Science & Technology Co. Ltd. Class A	19,800	140
*	Doushen Beijing Education & Technology Inc. Class A	141,500	140
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	49,800	140
	Sino Biological Inc. Class A	13,097	140
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	252,670	140
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	22,249	140
	K Wah International Holdings Ltd.	490,000	139
	Jointo Energy Investment Co. Ltd. Hebei Class A	108,700	139
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	73,556	139
*	Merit Interactive Co. Ltd. Class A	26,800	138
	Sinosoft Co. Ltd. Class A	46,232	138
	Jiangsu Guomao Reducer Co. Ltd. Class A	60,300	138
	INESA Intelligent Tech Inc. Class A	49,000	138
*	Sichuan Hongda Co. Ltd. Class A	89,800	138
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	36,700	138
*	Hefei Chipmore Technology Co. Ltd. Class A	66,913	138
	Shenzhen Sunlord Electronics Co. Ltd. Class A	25,500	137
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	38,500	137
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	24,648	137
*,3	AInnovation Technology Group Co. Ltd. Class H	159,000	137
*	Suzhou Everbright Photonics Co. Ltd. Class A	13,544	137
	Jiayou International Logistics Co. Ltd. Class A	69,300	137
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	33,500	137
	Shenzhen Bluetrum Technology Co. Ltd. Class A	7,161	137

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	56,271	136
	Zhongyu Energy Holdings Ltd.	338,000	136
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	52,822	136
	Xiamen Xiangyu Co. Ltd. Class A	116,103	136
	Jiangxi Ganneng Co. Ltd. Class A	90,200	136
*	Jihua Group Corp. Ltd. Class A	268,300	136
*,3	JS Global Lifestyle Co. Ltd.	589,000	135
	Amoy Diagnostics Co. Ltd. Class A	42,200	135
	Hangzhou Shunwang Technology Co. Ltd. Class A	43,600	135
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	95,414	135
	People.cn Co. Ltd. Class A	47,600	135
	Chengdu CORPRO Technology Co. Ltd. Class A	41,800	135
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	33,300	135
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	121,900	135
*	Shenzhen Mason Technologies Co. Ltd. Class A	60,900	135
	Hangxiao Steel Structure Co. Ltd. Class A	350,900	134
	Digital China Group Co. Ltd. Class A	22,200	134
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	31,200	134
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	59,600	134
	Weifu High-Technology Group Co. Ltd. Class B	70,000	133
	Konfoong Materials International Co. Ltd. Class A	10,100	133
*	Liuzhou Iron & Steel Co. Ltd. Class A	175,200	133
	Shanghai Chinafortune Co. Ltd. Class A	56,500	133
	Chengdu Leejun Industrial Co. Ltd. Class A	84,700	133
*	Ningbo Shanshan Co. Ltd. Class A	68,800	133
	iRay Group Class A	8,705	133
*	3peak Inc. Class A	5,587	133
	Beijing Haohua Energy Resource Co. Ltd. Class A	122,800	133
	Huada Automotive Technology Corp. Ltd. Class A	21,700	133
	Zhejiang Wanma Co. Ltd. Class A	52,100	132
	Citic Offshore Helicopter Co. Ltd. Class A	42,500	132
	Tianneng Battery Group Co. Ltd. Class A	27,768	132
	Jizhong Energy Resources Co. Ltd. Class A	152,500	131
*	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	46,400	131
	Offshore Oil Engineering Co. Ltd. Class A	170,900	131
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	20,800	131
	State Grid Yingda Co. Ltd. Class A	144,300	131
*	Hainan Meilan International Airport Co. Ltd. Class H	96,000	130
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	58,520	130
	Guangzhou Port Co. Ltd. Class A	276,000	130
	By-health Co. Ltd. Class A	73,300	129
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	108,300	129
	Sinoma International Engineering Co. Class A	96,700	129
	Olympic Circuit Technology Co. Ltd. Class A	22,100	129
	AECC Aero-Engine Control Co. Ltd. Class A	48,400	128
	Luolai Lifestyle Technology Co. Ltd. Class A	95,800	128
	Xianhe Co. Ltd. Class A	39,900	128
	Jiangsu Azure Corp. Class A	47,400	128
*	Hybio Pharmaceutical Co. Ltd. Class A	43,100	128
	Ningbo Boway Alloy Material Co. Ltd. Class A	41,500	128
	Hainan Strait Shipping Co. Ltd. Class A	66,924	127
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	44,500	127
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	210,600	127
	Wuchan Zhongda Group Co. Ltd. Class A	154,600	127
	CECEP Wind-Power Corp. Class A	293,280	127
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	40,600	127
	Keli Sensing Technology Ningbo Co. Ltd. Class A	13,200	127
	Eastern Communications Co. Ltd. Class A	68,400	126
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	37,100	126
	Sichuan Jiuzhou Electric Co. Ltd. Class A	58,300	126
	Transfar Zhilian Co. Ltd. Class A	143,400	126
	Moon Environment Technology Co. Ltd. Class A	63,180	126
*	Hainan Haide Capital Management Co. Ltd. Class A	119,045	126
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	15,677	126
	Dongfang Electronics Co. Ltd. Class A	75,400	126
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	17,160	126
	IKD Co. Ltd. Class A	39,200	125
	Shenzhen Changhong Technology Co. Ltd. Class A	64,800	125
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	115,064	125
	Ningbo Yongxin Optics Co. Ltd. Class A	8,700	125

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	C*Core Technology Co. Ltd. Class A	28,050	125
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	149,700	125
*	Bio-Thera Solutions Ltd. Class A	32,280	125
	Luoniushan Co. Ltd. Class A	120,110	124
	BBMG Jidong Cement Group Co. Ltd. Class A	182,800	124
	Beijing Ultrapower Software Co. Ltd. Class A	72,800	124
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	190,700	124
*	BGI Genomics Co. Ltd. Class A	17,900	124
*	Wanda Film Holding Co. Ltd. Class A	80,000	124
*	Anyang Iron & Steel Inc. Class A	348,700	124
*	Shanghai STEP Electric Corp. Class A	48,900	124
*	Forehope Electronic Ningbo Co. Ltd. Class A	27,534	124
	Weifu High-Technology Group Co. Ltd. Class A	40,800	123
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	155,740	123
	Shenzhen SC New Energy Technology Corp. Class A	9,300	123
	Grandblue Environment Co. Ltd. Class A	31,200	123
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	34,176	123
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	17,300	123
	Shanxi Coking Co. Ltd. Class A	205,090	123
*	BOE HC SemiTek Corp.	109,900	123
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	15,774	123
*	Guangdong DFP New Material Group Co. Ltd.	180,000	123
	Yuan Longping High-tech Agriculture Co. Ltd. Class A	89,200	122
*	HyUnion Holding Co. Ltd. Class A	97,200	122
	CNOOC Energy Technology & Services Ltd. Class A	221,900	122
	Ningbo Zhoushan Port Co. Ltd. Class A	231,400	122
	Jinyu Bio-Technology Co. Ltd. Class A	80,300	122
*	China Express Airlines Co. Ltd. Class A	81,473	122
	Sichuan Development Lomon Co. Ltd. Class A	77,900	122
	Hunan Zhongke Electric Co. Ltd. Class A	33,600	122
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	11,700	122
*	DingDong Cayman Ltd. ADR	66,118	122
*	Vanchip Tianjin Technology Co. Ltd. Class A	23,217	122
	Jack Technology Co. Ltd. Class A	19,500	122
	Tinergy Chemical Co. Ltd. Class A	154,425	121
	Beijing United Information Technology Co. Ltd. Class A	30,196	121
	Jason Furniture Hangzhou Co. Ltd. Class A	27,880	121
	Guangdong Aofei Data Technology Co. Ltd. Class A	42,500	121
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	43,000	121
	Anhui Kouzi Distillery Co. Ltd. Class A	26,300	120
	Guangdong Shaoneng Group Co. Ltd. Class A	165,700	120
*	Sai Micro Electronics Inc. Class A	34,800	120
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	10,000	120
	Do-Fluoride New Materials Co. Ltd. Class A	29,820	119
	Henan Zhongyuan Expressway Co. Ltd. Class A	186,600	119
	Arcsoft Corp. Ltd. Class A	15,815	119
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	8,397	119
	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd. Class A	172,400	119
	Lingyun Industrial Corp. Ltd. Class A	64,090	119
	Chengdu Hi-tech Development Co. Ltd. Class A	16,900	119
	Baimtec Material Co. Ltd. Class A	15,841	119
	Easy Click Worldwide Network Technology Co. Ltd. Class A	27,400	119
	BOE Varitronix Ltd.	184,527	118
*	Beiqi Foton Motor Co. Ltd. Class A	280,300	118
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	101,800	118
	Sonoscape Medical Corp. Class A	29,000	117
	Fujian Funeng Co. Ltd. Class A	82,244	117
	Sealand Securities Co. Ltd. Class A	182,770	117
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	95,689	117
	Hubei Dinglong Co. Ltd. Class A	23,400	117
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	42,800	117
	Gansu Energy Chemical Co. Ltd. Class A	321,500	117
*	Gosuncn Technology Group Co. Ltd. Class A	143,400	117
	Guangdong Mingyang Electric Co. Ltd. Class A	18,100	117
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	59,110	116
	Zhongshan Public Utilities Group Co. Ltd. Class A	66,700	116
	Chengdu Xingrong Environment Co. Ltd. Class A	116,800	116
	Wuhan DR Laser Technology Corp. Ltd. Class A	12,288	116
	Beyondsoft Corp. Class A	60,700	116
	Innovation New Material Technology Co. Ltd. Class A	183,300	116

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Explosive Co. Ltd. Class A	59,500	116
*	Angang Steel Co. Ltd. Class A	308,400	115
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	75,301	115
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	107,356	115
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	59,400	115
	Guangzhou Development Group Inc. Class A	118,600	115
	Shanghai Beite Technology Co. Ltd. Class A	16,300	115
*	Offcn Education Technology Co. Ltd. Class A	297,600	114
	Luxi Chemical Group Co. Ltd. Class A	60,000	114
[1,3]	Jiumaojiu International Holdings Ltd.	500,000	114
	Henan Liliang Diamond Co. Ltd. Class A	21,120	114
	Rizhao Port Co. Ltd. Class A	254,400	114
*	Jushri Technologies Inc. Class A	31,900	114
*	Gemdale Corp. Class A	206,200	113
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	148,714	113
*	NavInfo Co. Ltd. Class A	89,500	113
	China Merchants Property Operation & Service Co. Ltd. Class A	70,330	113
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	32,000	113
	Heilongjiang Agriculture Co. Ltd. Class A	55,600	113
	China World Trade Center Co. Ltd. Class A	39,900	113
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	369,600	113
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	22,898	113
	Sansure Biotech Inc. Class A	36,489	113
	Triumph Science & Technology Co. Ltd. Class A	65,600	113
*	Insigma Technology Co. Ltd. Class A	75,100	113
	Autobio Diagnostics Co. Ltd. Class A	20,815	112
	China South Publishing & Media Group Co. Ltd. Class A	65,600	112
	Shandong Hi-speed Co. Ltd. Class A	85,500	112
	Fangda Carbon New Material Co. Ltd. Class A	128,935	112
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	41,200	112
*	Bestway Marine & Energy Technology Co. Ltd. Class A	118,400	112
	Jade Bird Fire Co. Ltd. Class A	71,388	112
	Keda Industrial Group Co. Ltd. Class A	60,600	112
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	32,498	112
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	44,798	112
	Jilin Electric Power Co. Ltd. Class A	135,100	111
	Shenzhen Aisidi Co. Ltd. Class A	63,700	111
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	142,900	111
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	122,800	111
*	Wuhan P&S Information Technology Co. Ltd. Class A	70,800	111
	COFCO Capital Holdings Co. Ltd. Class A	62,300	111
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	9,878	111
	Shandong WIT Dyne Health Co. Ltd. Class A	23,200	111
	Levima Advanced Materials Corp. Class A	39,400	111
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	76,840	111
	Wuxi Rural Commercial Bank Co. Ltd. Class A	130,400	111
	Zhongmin Energy Co. Ltd. Class A	152,200	111
*	Vantone Neo Development Group Co. Ltd. Class A	64,100	111
*	CICT Mobile Communication Technology Co. Ltd. Class A	120,893	111
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	403,700	110
*	Beijing Global Safety Technology Co. Ltd. Class A	32,700	110
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	49,790	110
*	Jinneng Holding Shanxi Electric Power Co. Ltd. Class A	264,800	110
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	10,206	110
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	110,989	110
	XGD Inc. Class A	28,300	110
	Gansu Yasheng Industrial Group Co. Ltd. Class A	252,600	110
	Ferrotec Anhui Technology Development Co. Ltd. Class A	20,000	110
	Xinjiang Communications Construction Group Co. Ltd. Class A	40,900	109
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	34,500	109
*	Shandong Iron & Steel Co. Ltd. Class A	483,900	109
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	21,000	109
	Shanghai Bailian Group Co. Ltd. Class B	193,500	108
	Chinalin Securities Co. Ltd. Class A	48,700	108
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	68,700	108
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	88,500	108
	Opple Lighting Co. Ltd. Class A	43,600	107
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	238,800	107
	Anhui Guangxin Agrochemical Co. Ltd. Class A	65,240	107
*	Jiangsu General Science Technology Co. Ltd. Class A	171,500	107

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai SMI Holding Co. Ltd. Class A	162,900	107
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	170,700	107
	Huatu Cendes Co. Ltd. Class A	11,300	107
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	102,900	106
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	48,200	106
*	Sichuan Hexie Shuangma Co. Ltd. Class A	37,000	106
	Changzhou Qianhong Biopharma Co. Ltd. Class A	81,300	106
	Zhuhai Port Co. Ltd. Class A	136,800	106
	Tibet Mineral Development Co. Ltd. Class A	28,600	106
	Shenzhen Noposin Crop Science Co. Ltd. Class A	62,000	106
	Nanjing Pharmaceutical Co. Ltd. Class A	149,700	106
*	Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd. Class A	445,600	106
	China Sports Industry Group Co. Ltd. Class A	81,200	106
	STO Express Co. Ltd. Class A	48,400	105
	Inner Mongolia Berun Chemical Co. Ltd. Class A	110,100	105
	Aotecar New Energy Technology Co. Ltd. Class A	234,200	105
	YongXing Special Materials Technology Co. Ltd. Class A	15,210	105
	Wangfujing Group Co. Ltd. Class A	51,900	105
	Shenzhen SED Industry Co. Ltd. Class A	36,000	105
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	112,400	105
	Guodian Nanjing Automation Co. Ltd. Class A	63,660	105
	Chow Tai Seng Jewellery Co. Ltd. Class A	53,400	104
*	Guangdong Topstar Technology Co. Ltd. Class A	22,300	104
	Jinlei Technology Co. Ltd. Class A	25,300	104
	Jinghua Pharmaceutical Group Co. Ltd. Class A	98,800	104
	Jiangsu Pacific Quartz Co. Ltd.Class A	17,850	104
	Zhewen Interactive Group Co. Ltd. Class A	84,600	104
	Kailuan Energy Chemical Co. Ltd. Class A	113,300	104
	Maccura Biotechnology Co. Ltd. Class A	62,700	103
	Guangdong Electric Power Development Co. Ltd. Class B	433,520	103
	Shenzhen Energy Group Co. Ltd. Class A	104,400	103
	Jiangsu Guotai International Group Co. Ltd. Class A	78,800	103
	Southwest Securities Co. Ltd. Class A	155,100	103
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	34,965	103
	Ningbo Xusheng Group Co. Ltd. Class A	48,438	103
	Jiangsu Changbao Steeltube Co. Ltd. Class A	111,900	103
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	12,635	103
*	Huaihe Energy Group Co. Ltd. Class A	195,800	103
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	92,600	103
	Nanjing Les Information Technology Co. Ltd. Class A	9,316	103
	Shanghai Jahwa United Co. Ltd. Class A	28,900	102
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	41,500	102
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	27,400	102
	China CAMC Engineering Co. Ltd. Class A	84,700	101
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	37,000	101
	Wuxi Taiji Industry Ltd. Co. Class A	82,500	101
*	Guoguang Electric Co. Ltd. Class A	45,100	101
	Xi'an Bright Laser Technologies Co. Ltd. Class A	9,479	101
	Shenzhen Hopewind Electric Co. Ltd. Class A	23,900	101
	Jiangsu Shagang Co. Ltd. Class A	123,500	100
	5I5J Holding Group Co. Ltd. Class A	248,654	100
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	42,095	100
*	Nanjing Tanker Corp. Class A	216,800	100
	Arctech Solar Holding Co. Ltd. Class A	16,682	100
	Fujian Expressway Development Co. Ltd. Class A	198,000	100
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	21,200	100
	Zhejiang Supor Co. Ltd. Class A	14,795	99
	Guomai Technologies Inc. Class A	62,300	99
	Tayho Advanced Materials Group Co. Ltd. Class A	70,000	99
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	9,400	99
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	127,300	99
	Anhui Expressway Co. Ltd. Class A	47,200	99
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	86,500	99
	Canmax Technologies Co. Ltd. Class A	23,140	99
	Intco Medical Technology Co. Ltd. Class A	17,550	98
*	Shenyang Jinbei Automotive Co. Ltd. Class A	149,400	98
	Shanghai Datun Energy Resources Co. Ltd. Class A	50,500	98
	Liaoning Energy Industry Co. Ltd. Class A	170,700	98
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	246,100	98
	Sinotrans Ltd. Class A	102,500	97

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tianma Microelectronics Co. Ltd. Class A	71,200	97
	IReader Technology Co. Ltd. Class A	33,200	97
	Fibocom Wireless Inc. Class A	25,398	97
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	33,700	97
*	Easyhome New Retail Group Co. Ltd.Class A	238,400	97
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	6,783	97
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	63,300	97
*	Nations Technologies Inc. Class A	29,700	97
*	IRICO Display Devices Co. Ltd. Class A	117,500	97
	FESCO Group Co. Ltd. Class A	36,500	97
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	22,778	97
	Jiangxi Hongcheng Environment Co. Ltd. Class A	75,300	97
*,1	Gemdale Properties & Investment Corp. Ltd.	4,264,000	96
	Toly Bread Co. Ltd. Class A	125,000	96
	Beijing Jetsen Technology Co. Ltd. Class A	102,600	96
*	Alpha Group Class A	79,000	96
	JSTI Group Class A	81,300	96
	Shenzhen Topband Co. Ltd. Class A	49,300	96
	Foryou Corp. Class A	21,600	96
	GCL Energy Technology Co. Ltd. Class A	63,900	96
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	24,300	95
	Taiji Computer Corp. Ltd. Class A	25,119	95
	Era Co. Ltd. Class A	158,700	95
*	China Fortune Land Development Co. Ltd. Class A	319,400	95
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	117,500	95
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	79,000	95
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	111,900	95
	Baoji Titanium Industry Co. Ltd. Class A	21,028	95
	Shanghai Fortune Techgroup Co. Ltd. Class A	33,100	95
*	SOHO China Ltd.	1,319,000	94
	Xuji Electric Co. Ltd. Class A	25,200	94
*	Risen Energy Co. Ltd. Class A	62,100	94
	Innuovo Technology Co. Ltd. Class A	62,800	94
	JiuGui Liquor Co. Ltd. Class A	10,500	94
*	Beijing Relpow Technology Co. Ltd. Class A	25,500	94
	Xiamen Bank Co. Ltd. Class A	94,700	94
*	Shenzhen Clou Electronics Co. Ltd. Class A	76,800	94
	Guotai Epoint Software Co. Ltd. Class A	24,469	94
	Henan Lingrui Pharmaceutical Co. Class A	29,500	94
	Chengdu Kanghua Biological Products Co. Ltd. Class A	8,600	93
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	15,542	93
	TDG Holdings Co. Ltd. Class A	64,500	93
	China Lilang Ltd.	213,000	92
	Kaishan Group Co. Ltd. Class A	40,700	92
	China Tianying Inc. Class A	112,100	92
	Shenzhen Senior Technology Material Co. Ltd. Class A	46,113	92
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	59,192	92
	China Railway Materials Co. Ltd. Class A	244,900	92
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	9,400	92
*	Hainan Haiyao Co. Ltd. Class A	107,400	92
*	Shenzhen Baoming Technology Co. Ltd. Class A	12,200	92
*	EFORT Intelligent Robot Co. Ltd.	28,792	92
	Xiamen ITG Group Corp. Ltd. Class A	100,000	91
*	Shanxi Meijin Energy Co. Ltd. Class A	123,500	91
	Shandong Publishing & Media Co. Ltd. Class A	77,700	91
*	Roshow Technology Co. Ltd. Class A	72,900	91
	China Automotive Engineering Research Institute Co. Ltd. Class A	37,000	91
	Jiangsu Yangnong Chemical Co. Ltd. Class A	9,880	90
	Sino-Platinum Metals Co. Ltd. Class A	38,532	90
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	46,200	90
	Guizhou Chanhen Chemical Corp. Class A	18,600	89
	Wuxi Paike New Materials Technology Co. Ltd. Class A	9,100	89
	Xinjiang Joinworld Co. Ltd. Class A	78,200	89
	Beijing Wandong Medical Technology Co. Ltd. Class A	39,700	89
	Zhuhai CosMX Battery Co. Ltd. Class A	23,565	89
	China National Accord Medicines Corp. Ltd. Class A	24,700	88
	Liaoning Chengda Biotechnology Co. Ltd. Class A	22,888	88
	Shenzhen YHLO Biotech Co. Ltd. Class A	41,793	88
	Shanghai AtHub Co. Ltd. Class A	18,650	87
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	24,780	87

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Jiangxi Special Electric Motor Co. Ltd. Class A	54,900	87
	Nanjing Cosmos Chemical Co. Ltd. Class A	44,800	87
	Southern Publishing & Media Co. Ltd. Class A	44,000	87
*	Visionox Technology Inc. Class A	72,298	86
	Deppon Logistics Co. Ltd. Class A	41,000	86
	Bank of Qingdao Co. Ltd. Class A	118,500	86
	Three Squirrels Inc. Class A	26,000	86
	Guangxi Guiguan Electric Power Co. Ltd. Class A	81,800	86
*	Chengxin Lithium Group Co. Ltd. Class A	24,000	86
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	11,560	86
	Shantui Construction Machinery Co. Ltd. Class A	52,700	86
	DongFeng Automobile Co. Ltd. Class A	79,200	86
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	239,600	85
*	Zhejiang Yongtai Technology Co. Ltd. Class A	30,900	85
	Sichuan Yahua Industrial Group Co. Ltd. Class A	29,700	85
	Lakala Payment Co. Ltd. Class A	25,100	85
	Bank of Guiyang Co. Ltd. Class A	99,500	85
	Xiamen King Long Motor Group Co. Ltd. Class A	39,700	85
	YGSOFT Inc. Class A	92,102	84
	Hangzhou Robam Appliances Co. Ltd. Class A	30,600	84
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	47,700	84
	Goke Microelectronics Co. Ltd. Class A	6,700	84
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	21,427	84
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	13,700	83
	Shengda Resources Co. Ltd. Class A	25,100	83
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	82,800	83
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	46,300	83
*	CSG Smart Science&Technology Co. Ltd. Class A	46,400	82
	Harbin Boshi Automation Co. Ltd. Class A	36,142	82
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	27,200	82
*	Genimous Technology Co. Ltd. Class A	64,200	82
	Shanghai Yaoji Technology Co. Ltd. Class A	22,600	82
	Weaver Network Technology Co. Ltd. Class A	10,200	82
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	48,000	82
	Beijing GeoEnviron Engineering & Technology Inc. Class A	76,908	82
*	Beijing eGOVA Co. Ltd. Class A	35,592	82
	China Kings Resources Group Co. Ltd. Class A	31,556	82
	Nanjing Gaoke Co. Ltd. Class A	63,000	82
	Xinyu Iron & Steel Co. Ltd. Class A	136,500	81
	Zhejiang Meida Industrial Co. Ltd. Class A	77,500	81
	Longshine Technology Group Co. Ltd. Class A	32,400	81
	TangShan Port Group Co. Ltd. Class A	145,900	81
	Black Peony Group Co. Ltd. Class A	67,000	81
	NYOCOR Co. Ltd. Class A	103,900	81
	Chengdu Guoguang Electric Co. Ltd. Class A	6,445	81
*	Sinopec Oilfield Service Corp. Class H	806,000	80
	Jiangsu Linyang Energy Co. Ltd. Class A	97,800	80
	Gambol Pet Group Co. Ltd. Class A	7,800	80
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	28,800	80
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	59,100	79
	Shanxi Securities Co. Ltd. Class A	87,770	79
*	Guocheng Mining Co. Ltd. Class A	30,854	79
	Sichuan Swellfun Co. Ltd. Class A	13,300	79
	KPC Pharmaceuticals Inc. Class A	41,500	79
	CTS International Logistics Corp. Ltd. Class A	90,900	79
	Hexing Electrical Co. Ltd. Class A	16,700	79
	Shandong Bohui Paper Industrial Co. Ltd. Class A	112,100	79
*	Shanghai Milkground Food Tech Co. Ltd. Class A	22,100	79
	Fujian Star-net Communication Co. Ltd. Class A	20,600	78
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	21,700	78
	Eternal Asia Supply Chain Management Ltd. Class A	108,900	78
	Chongqing Water Group Co. Ltd. Class A	117,945	78
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	56,280	78
	Topchoice Medical Corp. Class A	12,598	77
	Focused Photonics Hangzhou Inc. Class A	33,100	77
*	Bohai Leasing Co. Ltd. Class A	154,100	77
	Beijing Strong Biotechnologies Inc. Class A	39,900	77
*	Shandong Longda Meishi Co. Ltd. Class A	113,100	77
	Jingjin Equipment Inc. Class A	35,880	77
*	Top Resource Energy Co. Ltd. Class A	92,000	77

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	147,300	77
	Renhe Pharmacy Co. Ltd. Class A	87,200	76
	Apeloa Pharmaceutical Co. Ltd. Class A	35,000	76
	Infore Environment Technology Group Co. Ltd. Class A	78,200	76
	Shanghai Vital Microtech Co. Ltd. Class A	29,128	76
*	Wonders Information Co. Ltd. Class A	78,300	76
	Guangdong Marubi Biotechnology Co. Ltd. Class A	15,600	76
	Zhefu Holding Group Co. Ltd. Class A	130,600	75
	Hefei Meiya Optoelectronic Technology Inc. Class A	26,260	75
	Northeast Securities Co. Ltd. Class A	58,700	75
*	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	10,700	75
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	17,800	75
	Vats Liquor Chain Store Management JSC Ltd. Class A	25,800	75
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	27,400	75
*	INKON Life Technology Co. Ltd. Class A	49,900	75
	Hualan Biological Bacterin Inc. Class A	24,200	75
	Fujian Sunner Development Co. Ltd. Class A	31,200	74
*	Venustech Group Inc. Class A	33,500	74
	Weihai Guangwei Composites Co. Ltd. Class A	18,304	74
	Shanghai Tunnel Engineering Co. Ltd. Class A	79,800	74
	Guangdong Dowstone Technology Co. Ltd. Class A	21,400	74
	Xinxiang Richful Lube Additive Co. Ltd. Class A	9,310	74
	Kidswant Children Products Co. Ltd. Class A	48,900	74
	Hainan Mining Co. Ltd. Class A	53,900	74
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	27,157	73
	Zhejiang Huace Film & Television Co. Ltd. Class A	67,900	73
	Songcheng Performance Development Co. Ltd. Class A	64,640	73
	Shanghai Pret Composites Co. Ltd. Class A	38,400	73
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	100,400	73
	Guangdong Advertising Group Co. Ltd. Class A	61,100	73
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	11,020	73
*	Hangjin Technology Co. Ltd. Class A	23,800	72
	Shenzhen Yinghe Technology Co. Ltd. Class A	17,100	72
	China Meidong Auto Holdings Ltd.	318,000	72
	Jiangsu Lianyungang Port Co. Ltd. Class A	89,300	72
	Air China Cargo Co. Ltd. Class A	78,055	72
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	74,600	72
	Guangdong Tapai Group Co. Ltd. Class A	59,300	71
	INESA Intelligent Tech Inc. Class B	98,400	71
	Zhejiang Jingu Co. Ltd. Class A	48,800	71
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,900	71
	Shanxi Blue Flame Holding Co. Ltd. Class A	69,300	71
	Shanghai Lingang Holdings Corp. Ltd. Class A	44,400	71
*	Oriental Energy Co. Ltd. Class A	61,400	71
*	JinJian Cereals Industry Co. Ltd. Class A	75,000	71
*	Harbin Pharmaceutical Group Co. Ltd. Class A	137,700	71
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	49,700	70
	Tianjin Guangyu Development Co. Ltd. Class A	57,100	70
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	44,400	70
	China Railway Special Cargo Logistics Co. Ltd. Class A	118,500	70
	Yotrio Group Co. Ltd. Class A	127,800	69
*	Beijing North Star Co. Ltd. Class A	257,800	69
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	70,800	69
*,2	Shenzhen Gongjin Electronics Co. Ltd. Class A	41,300	68
*	Sino GeoPhysical Co. Ltd. Class A	24,000	68
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	72,300	68
	CETC Cyberspace Security Technology Co. Ltd. Class A	26,500	68
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	201,900	68
	Sunward Intelligent Equipment Co. Ltd. Class A	36,600	68
	Shenzhen Gas Corp. Ltd. Class A	71,700	68
	Tofflon Science & Technology Group Co. Ltd. Class A	28,400	68
	Windey Energy Technology Group Co. Ltd. Class A	26,300	68
	Tasly Pharmaceutical Group Co. Ltd. Class A	31,400	68
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	18,657	67
	Yonfer Agricultural Technology Co. Ltd. Class A	32,200	67
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	53,402	67
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	46,100	67
	Huaxi Securities Co. Ltd. Class A	47,000	67
	Zhuzhou Kibing Group Co. Ltd. Class A	67,200	67
*	Piesat Information Technology Co. Ltd. Class A	15,556	67

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kunshan Dongwei Technology Co. Ltd. Class A	12,502	67
	Guangdong Construction Engineering Group Co. Ltd. Class A	123,800	67
	Changzheng Engineering Technology Co. Ltd. Class A	25,100	67
*	Chongqing Iron & Steel Co. Ltd. Class H	378,000	66
	Shaanxi International Trust Co. Ltd. Class A	128,100	66
	Titan Wind Energy Suzhou Co. Ltd. Class A	61,500	66
	Sinotruk Jinan Truck Co. Ltd. Class A	25,900	66
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	44,900	66
	Caida Securities Co. Ltd. Class A	64,300	66
	Fujian Boss Software Development Co. Ltd. Class A	34,700	66
*	Sichuan Haite High-tech Co. Ltd. Class A	36,800	65
*	Beijing BDStar Navigation Co. Ltd. Class A	15,400	65
	PhiChem Corp. Class A	19,700	65
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	12,040	65
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	75,500	65
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	15,600	65
	Hubei Yihua Chemical Industry Co. Ltd. Class A	33,400	65
	Jiangsu ToLand Alloy Co. Ltd. Class A	16,900	65
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	30,400	65
*	LianChuang Electronic Technology Co. Ltd. Class A	44,500	64
	Beibuwan Port Co. Ltd. Class A	51,700	64
*	GCL System Integration Technology Co. Ltd. Class A	181,900	64
	China CYTS Tours Holding Co. Ltd. Class A	46,800	64
	Huafa Industrial Co. Ltd. Zhuhai Class A	93,200	64
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	163,400	64
*	Guangdong Golden Dragon Development Inc. Class A	32,500	63
	Wasu Media Holding Co. Ltd. Class A	56,761	63
	Fuan Pharmaceutical Group Co. Ltd. Class A	99,300	63
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	99,800	63
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	117,900	63
	China West Construction Group Co. Ltd. Class A	67,200	62
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	31,000	62
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	13,000	62
	Shanghai Runda Medical Technology Co. Ltd. Class A	26,400	62
	Xinhuanet Co. Ltd. Class A	22,100	62
*	Beijing Jingyuntong Technology Co. Ltd. Class A	108,400	62
	Focus Technology Co. Ltd. Class A	9,300	62
	Xiamen Kingdomway Group Co. Class A	21,600	61
	Yusys Technologies Co. Ltd. Class A	18,080	61
	Zhejiang HangKe Technology Inc. Co. Class A	13,287	61
*	CanSino Biologics Inc. Class A	5,480	61
	Ligao Foods Co. Ltd. Class A	10,500	61
*	TRS Information Technology Corp. Ltd. Class A	21,100	61
	China Merchants Port Group Co. Ltd. Class A	20,700	60
*	Dongjiang Environmental Co. Ltd. Class A	86,300	60
	Jafron Biomedical Co. Ltd. Class A	20,770	60
	Shandong Dawn Polymer Co. Ltd. Class A	17,200	60
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	37,800	60
	Guangdong Electric Power Development Co. Ltd. Class A	89,200	60
	Wuxi Autowell Technology Co. Ltd. Class A	9,749	60
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	31,500	59
	Shenzhen Desay Battery Technology Co. Class A	14,891	59
	Beijing SL Pharmaceutical Co. Ltd. Class A	55,500	59
	Guangdong Goworld Co. Ltd. Class A	32,200	59
*	Beijing Capital Development Co. Ltd. Class A	68,400	59
	Chongqing Department Store Co. Ltd. Class A	15,300	59
	Wuxi NCE Power Co. Ltd. Class A	11,250	59
	Yangling Metron New Material Inc. Class A	25,200	59
	Pylon Technologies Co. Ltd. Class A	6,304	59
	ZWSOFT Co. Ltd. Guangzhou Class A	5,174	59
	Norinco International Cooperation Ltd. Class A	37,300	59
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	97,800	59
*,1	Guangzhou R&F Properties Co. Ltd. Class H	841,400	58
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	71,400	58
	CSG Holding Co. Ltd. Class A	86,700	58
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	20,228	58
*	Addsino Co. Ltd. Class A	49,300	58
*	Konka Group Co. Ltd. Class A	75,700	58
	Jiangling Motors Corp. Ltd. Class A	20,700	58
*	China Aluminum International Engineering Corp. Ltd. Class A	77,600	58

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hangzhou Dptech Technologies Co. Ltd. Class A	17,400	58
*	Hongyuan Green Energy Co. Ltd. Class A	14,085	58
*	RongFa Nuclear Equipment Co. Ltd. Class A	52,600	58
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	32,600	58
	Shanghai Haixin Group Co. Class B	210,800	57
*	Ourpalm Co. Ltd. Class A	77,300	57
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	57,300	57
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	39,800	57
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	60,800	57
*	Hiconics Eco-energy Technology Co. Ltd. Class A	68,500	57
	Wuhu Token Science Co. Ltd. Class A	64,400	56
	Yifan Pharmaceutical Co. Ltd. Class A	30,300	56
*	Business-intelligence of Oriental Nations Corp. Ltd. Class A	37,500	56
	Huafu Fashion Co. Ltd. Class A	82,600	56
	MLS Co. Ltd. Class A	45,400	56
*	Polaris Bay Group Co. Ltd. Class A	54,100	56
	Ovctek China Inc. Class A	23,797	56
	Huangshan Tourism Development Co. Ltd. Class B	77,426	55
	Telling Telecommunication Holding Co. Ltd. Class A	38,600	55
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	43,800	55
	Yantai Eddie Precision Machinery Co. Ltd. Class A	20,860	55
*	Shida Shinghwa Advanced Material Group Co. Ltd. Class A	6,000	55
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	30,500	55
*	Zotye Automobile Co. Ltd. Class A	105,700	55
*	Montnets Cloud Technology Group Co. Ltd. Class A	31,300	54
	Luenmei Quantum Co. Ltd. Class A	43,800	54
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	45,300	54
*	GoodWe Technologies Co. Ltd. Class A	6,307	54
	Shenzhen Tagen Group Co. Ltd. Class A	99,100	53
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	79,300	53
	Sinocare Inc. Class A	19,800	53
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	40,100	53
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	141,400	53
	CSSC Science & Technology Co. Ltd. Class A	31,700	53
*	Wondershare Technology Group Co. Ltd. Class A	5,174	53
	Edifier Technology Co. Ltd. Class A	29,474	53
*	Shanghai AJ Group Co. Ltd. Class A	67,600	53
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	22,300	53
*	Shenzhen Dynanonic Co. Ltd. Class A	8,184	53
	Qingdao Gaoce Technology Co. Ltd. Class A	32,786	53
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	8,941	53
	Tibet Urban Development & Investment Co. Ltd. Class A	30,600	53
	Beijing Originwater Technology Co. Ltd. Class A	84,279	52
	Baowu Magnesium Technology Co. Ltd. Class A	25,620	52
	Riyue Heavy Industry Co. Ltd. Class A	25,200	52
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	43,500	52
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	20,400	52
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	36,540	52
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	79,633	52
	Youngy Co. Ltd. Class A	7,800	52
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	59,800	52
*	China Reform Health Management & Services Group Co. Ltd. Class A	36,900	52
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	54,470	52
*	Fujian Kuncai Material Technology Co. Ltd. Class A	20,020	52
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	60,300	52
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	30,000	51
	Suning Universal Co. Ltd. Class A	142,700	51
	Wuxi Boton Technology Co. Ltd. Class A	15,600	51
	Chengzhi Co. Ltd. Class A	47,400	51
*	Hwa Create Co. Ltd. Class A	15,600	51
	Xi'an Triangle Defense Co. Ltd. Class A	14,100	51
	Sinofibers Technology Co. Ltd. Class A	11,200	51
*	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	21,498	51
	ORG Technology Co. Ltd. Class A	59,500	50
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	27,300	50
	BTG Hotels Group Co. Ltd. Class A	24,600	50
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	78,700	50
*,2	Jinke Smart Services Group Co. Ltd. Class H	56,700	50
	Yunnan Energy Investment Co. Ltd. Class A	29,500	50
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	5,013	50

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Shenzhen Heungkong Holding Co. Ltd. Class A	171,300	50
*	Beijing North Star Co. Ltd. Class H	442,000	49
	Shenzhen Airport Co. Ltd. Class A	48,400	49
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	28,500	49
	Guangdong South New Media Co. Ltd. Class A	7,200	49
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	21,200	49
*	CETC Chips Technology Inc. Class A	26,000	49
	Linktel Technologies Co. Ltd. Class A	3,000	49
	China National Accord Medicines Corp. Ltd. Class B	26,988	48
*	China High Speed Railway Technology Co. Ltd. Class A	118,000	48
*	Minmetals New Energy Materials Hunan Co. Ltd.	47,026	48
	Micro-Tech Nanjing Co. Ltd. Class A	4,101	48
	CETC Potevio Science&Technology Co. Ltd. Class A	13,400	47
	Gaona Aero Material Co. Ltd. Class A	20,320	47
	Biem.L.Fdlkk Garment Co. Ltd. Class A	21,000	47
*	Zhuhai Zhumian Group Co. Ltd.	50,900	47
*	Archermind Technology Co. Ltd. Class A	6,110	47
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	10,300	47
	Suzhou Anjie Technology Co. Ltd. Class A	23,400	46
	Sunflower Pharmaceutical Group Co. Ltd. Class A	22,500	46
	Topsec Technologies Group Inc. Class A	31,400	46
	CETC Digital Technology Co. Ltd. Class A	11,960	46
	City Development Environment Co. Ltd. Class A	22,100	46
	Qinhuangdao Port Co. Ltd. Class A	86,400	46
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	12,272	46
	Appotronics Corp. Ltd. Class A	18,165	46
	Sichuan Injet Electric Co. Ltd. Class A	6,200	46
*	Grandjoy Holdings Group Co. Ltd. Class A	107,100	45
	Shenzhen Center Power Tech Co. Ltd. Class A	14,000	45
	Shandong Dongyue Silicone Material Co. Ltd. Class A	34,600	45
*	Henan Yuneng Holdings Co. Ltd. Class A	53,600	45
*	Youzu Interactive Co. Ltd. Class A	24,100	44
	Sanquan Food Co. Ltd. Class A	28,160	44
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	11,000	44
	Shanghai Liangxin Electrical Co. Ltd. Class A	29,770	44
	Shanghai Haohai Biological Technology Co. Ltd. Class A	6,160	44
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	39,130	44
	Zhejiang Runtu Co. Ltd. Class A	42,200	43
	Jinneng Science&Technology Co. Ltd. Class A	49,200	43
	Zhejiang Communications Technology Co. Ltd. Class A	73,640	43
	Winall Hi-Tech Seed Co. Ltd. Class A	34,844	43
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	14,100	43
	Beijing Balance Medical Technology Co. Ltd. Class A	2,696	43
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	28,200	43
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	18,700	42
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	19,900	42
	Guangzhou Wondfo Biotech Co. Ltd. Class A	13,130	41
	Guizhou Gas Group Corp. Ltd. Class A	41,100	41
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	105,100	41
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	51,300	41
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	36,800	41
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	8,200	41
	Hangzhou Sunrise Technology Co. Ltd. Class A	18,600	41
*	Anhui Golden Seed Winery Co. Ltd. Class A	28,400	41
	Laobaixing Pharmacy Chain JSC Class A	17,271	40
	Joyoung Co. Ltd. Class A	29,337	40
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	30,100	40
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	78,300	40
	Chengdu RML Technology Co. Ltd. Class A	6,160	40
*	COFCO Biotechnology Co. Ltd. Class A	46,600	39
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	20,800	39
	Double Medical Technology Inc. Class A	5,500	39
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	30,100	39
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	15,470	39
	Shenzhen Leaguer Co. Ltd. Class A	30,200	39
	Camel Group Co. Ltd. Class A	26,910	39
	Wencan Group Co. Ltd. Class A	12,900	39
	Lianhe Chemical Technology Co. Ltd. Class A	22,800	38
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	4,500	38
*	Yibin Tianyuan Group Co. Ltd. Class A	46,394	38

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Eyebright Medical Technology Beijing Co. Ltd. Class A	4,134	38
	Hoymiles Power Electronics Inc. Class A	2,553	38
	Shenzhen Sunline Tech Co. Ltd. Class A	17,900	37
*	CGN Nuclear Technology Development Co. Ltd. Class A	32,400	37
	Guangzhou Zhiguang Electric Co. Ltd. Class A	31,400	37
	Qingdao Haier Biomedical Co. Ltd. Class A	7,538	37
*	Shanghai Anlogic Infotech Co. Ltd. Class A	9,264	37
	Yabao Pharmaceutical Group Co. Ltd. Class A	38,900	37
	Cheng De Lolo Co. Ltd. Class A	27,440	36
	Zhejiang Wanliyang Co. Ltd. Class A	28,300	36
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	9,720	36
	Shenzhen Microgate Technology Co. Ltd. Class A	20,300	36
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	16,000	36
*	Shanghai Medicilon Inc. Class A	3,647	36
	Zhejiang Hailide New Material Co. Ltd. Class A	43,700	36
*	Chengdu ALD Aviation Manufacturing Corp. Class A	9,900	36
	Nanjing Vazyme Biotech Co. Ltd. Class A	10,824	36
	Cangzhou Dahua Co. Ltd. Class A	20,800	36
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	6,900	35
*	Financial Street Holdings Co. Ltd. Class A	81,700	35
	Anhui Jinhe Industrial Co. Ltd. Class A	12,400	35
	Sino Wealth Electronic Ltd. Class A	9,075	35
	Foran Energy Group Co. Ltd. Class A	20,538	35
	Shenzhen FRD Science & Technology Co. Ltd. Class A	8,000	35
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	14,100	35
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	46,318	35
	Bright Dairy & Food Co. Ltd. Class A	30,100	35
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	45,700	35
*	Chongqing Taiji Industry Group Co. Ltd. Class A	11,800	35
*	Beijing Haixin Energy Technology Co. Ltd. Class A	58,600	34
*	B-Soft Co. Ltd. Class A	50,960	34
	Guangzhou Restaurant Group Co. Ltd. Class A	14,140	34
	Qianhe Condiment & Food Co. Ltd. Class A	26,020	34
	Gansu Qilianshan Cement Group Co. Ltd. Class A	31,200	34
	Shanghai Huayi Group Co. Ltd. Class B	63,200	33
	Zhejiang Yasha Decoration Co. Ltd. Class A	58,400	33
	NanJi E-Commerce Co. Ltd. Class A	66,500	33
	PharmaBlock Sciences Nanjing Inc. Class A	5,460	33
*	Chongqing Iron & Steel Co. Ltd. Class A	154,500	33
	Three's Co. Media Group Co. Ltd. Class A	8,265	33
	Ningbo Peacebird Fashion Co. Ltd. Class A	16,600	33
	China Science Publishing & Media Ltd. Class A	12,000	33
*,2	China South City Holdings Ltd.	2,326,695	32
*	Daan Gene Co. Ltd. Class A	35,360	32
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	66,600	32
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	47,800	32
	Chengdu Wintrue Holding Co. Ltd. Class A	21,900	32
	Inmyshow Digital Technology Group Co. Ltd. Class A	36,800	32
	Qingdao Rural Commercial Bank Corp. Class A	68,300	31
	Huaxia Eye Hospital Group Co. Ltd. Class A	11,200	31
	Beijing CTJ Information Technology Co. Ltd. Class A	9,720	31
	Xizang Zhufeng Resources Co. Ltd. Class A	15,000	30
*	Shanying International Holding Co. Ltd. Class A	119,600	30
	Shandong Lukang Pharma Class A	21,600	30
	Sumavision Technologies Co. Ltd. Class A	36,400	29
	Shandong Denghai Seeds Co. Ltd. Class A	21,800	29
	Dian Diagnostics Group Co. Ltd. Class A	12,600	29
*	Beijing SuperMap Software Co. Ltd. Class A	11,700	29
	Hunan Aihua Group Co. Ltd. Class A	12,000	29
*	Xian International Medical Investment Co. Ltd. Class A	43,200	29
	Fushun Special Steel Co. Ltd. Class A	39,900	29
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	41,388	28
	Jiajiayue Group Co. Ltd. Class A	18,300	28
	Luyang Energy-Saving Materials Co. Ltd.	16,600	28
*	KBC Corp. Ltd. Class A	6,258	28
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	10,800	28
	Suofeiya Home Collection Co. Ltd. Class A	14,600	27
	Bear Electric Appliance Co. Ltd. Class A	4,000	27
*	ADAMA Ltd. Class A	30,100	27
	Lancy Co. Ltd. Class A	9,800	27

Total World Stock Index Fund
		Shares	Market Value• ($000)
	YanTai Shuangta Food Co. Ltd. Class A	32,900	26
	Zhejiang Semir Garment Co. Ltd. Class A	34,100	26
	Suzhou Good-Ark Electronics Co. Ltd. Class A	17,800	26
	Yixintang Pharmaceutical Group Co. Ltd. Class A	13,700	26
	Helens International Holdings Co. Ltd.	201,000	26
	Keshun Waterproof Technologies Co. Ltd. Class A	36,180	25
	Lushang Freda Pharmaceutical Co. Ltd. Class A	23,300	25
	Hangzhou Onechance Tech Corp. Class A	5,800	25
	Anhui Huaheng Biotechnology Co. Ltd. Class A	4,954	25
*	Beijing VRV Software Corp. Ltd. Class A	27,800	24
*	Client Service International Inc. Class A	9,400	24
	Bafang Electric Suzhou Co. Ltd. Class A	6,076	24
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	15,600	24
*	Anhui Tatfook Technology Co. Ltd. Class A	14,600	24
*	Shenzhen Jinjia Group Co. Ltd. Class A	36,400	23
	Changchun Faway Automobile Components Co. Ltd. Class A	17,310	23
*	PCI Technology Group Co. Ltd. Class A	23,100	22
	Tongyu Heavy Industry Co. Ltd. Class A	51,500	22
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	16,600	22
	Huapont Life Sciences Co. Ltd. Class A	30,400	21
*	YaGuang Technology Group Co. Ltd. Class A	24,900	21
	CMST Development Co. Ltd. Class A	25,600	21
	Longhua Technology Group Luoyang Co. Ltd. Class A	17,800	21
*	CMGE Technology Group Ltd.	408,000	21
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	9,200	20
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	6,300	20
	Lier Chemical Co. Ltd. Class A	11,340	20
*	Red Star Macalline Group Corp. Ltd. Class A	52,250	20
*	Hongbo Co. Ltd. Class A	7,900	20
*	Bright Eye Hospital Group Co. Ltd. Class A	3,600	19
	Sichuan Teway Food Group Co. Ltd. Class A	10,920	18
*	World Union Group Inc. Class A	50,700	17
	FAWER Automotive Parts Co. Ltd. Class A	21,400	17
	North Huajin Chemical Industries Co. Ltd. Class A	22,500	16
*	Blue Sail Medical Co. Ltd. Class A	20,400	16
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	6,900	16
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	9,800	15
*	RiseSun Real Estate Development Co. Ltd. Class A	56,200	13
*	NSFOCUS Technologies Group Co. Ltd. Class A	10,497	12
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	17,400	11
	Huabao Flavours & Fragrances Co. Ltd. Class A	4,200	11
[3]	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class H	15,500	11
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	3,230	10
	Shandong Head Co. Ltd. Class A	5,200	10
*	Dongjiang Environmental Co. Ltd. Class H	27,100	9
	China Kepei Education Group Ltd.	42,000	8
*,2	Orient Group Inc. Class A	92,500	5
*,2	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	116,700	—
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	158,300	—
*,2	Yango Group Co. Ltd. Class A	100,500	—
*,2	Zhongtian Financial Group Co. Ltd. Class A	245,300	—
*,3	Red Star Macalline Group Corp. Ltd. Class H	400	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	200,800	—
*,2	Tunghsu Optoelectronic Technology Co. Ltd. Class A	250,736	—
*,2	China Grand Automotive Services Group Co. Ltd. Series A	816,100	—
*,2	Blivex Energy Technology Co. Ltd. Class A	518,200	—
*,2	ChangjiangRunfa Health Industry Co. Ltd. Class A	163,800	—
			2,480,419
Colombia (0.0%)
	Grupo Cibest SA ADR	65,767	3,817
	Interconexion Electrica SA ESP	290,554	1,884
	Cementos Argos SA	404,246	1,082
[1]	Ecopetrol SA ADR	108,766	1,014
	Ecopetrol SA	971,880	449
	Grupo Cibest SA	22,068	358
			8,604
Czech Republic (0.0%)
	CEZ A/S	98,179	6,012
	Komercni banka A/S	49,305	2,522

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	Moneta Money Bank A/S	192,284	1,628
	Colt CZ Group SE	8,390	305
	Doosan Skoda Power AS	10,278	222
			10,689
Denmark (0.4%)
	Novo Nordisk A/S Class B	2,266,742	111,595
	DSV A/S	135,898	29,002
	Danske Bank A/S	457,367	20,441
	Novonesis (Novozymes) B Class B	251,406	15,024
	Vestas Wind Systems A/S	728,511	14,900
*	Genmab A/S	44,594	12,719
	Coloplast A/S Class B	95,579	8,645
	Carlsberg A/S Class B	64,511	7,585
	Pandora A/S	55,720	7,456
	AP Moller - Maersk A/S Class B	2,852	5,863
*,1,3	Orsted A/S	323,617	5,796
	Tryg A/S	213,974	5,274
*	NKT A/S	37,594	4,208
	Ringkjoebing Landbobank A/S	17,832	4,033
*	Zealand Pharma A/S	49,899	3,951
[1]	AP Moller - Maersk A/S Class A	1,794	3,698
	Jyske Bank A/S (Registered)	28,872	3,394
	ISS A/S	103,674	3,268
*	ALK-Abello A/S	91,685	3,025
	Sydbank A/S	34,628	2,956
	FLSmidth & Co. A/S	34,155	2,660
	Royal Unibrew A/S	35,025	2,647
*,1	Bavarian Nordic A/S	55,624	2,055
*	Demant A/S	58,423	1,944
	ROCKWOOL A/S Class B	54,250	1,859
*,3	Netcompany Group A/S	31,271	1,563
*	GN Store Nord A/S	86,311	1,511
	Alm Brand A/S	524,793	1,477
	Ambu A/S Class B	94,058	1,463
	Per Aarsleff Holding A/S	12,089	1,373
	Chemometec A/S	10,551	1,289
	H Lundbeck A/S	159,242	1,161
	Schouw & Co. A/S	8,563	787
[1]	TORM plc Class A	34,757	750
	D/S Norden A/S	13,569	542
	UIE plc	8,388	408
[3]	Scandinavian Tobacco Group A/S	28,791	382
	H Lundbeck A/S Class A	52,636	297
*	NTG Nordic Transport Group A/S	10,464	295
[1]	Gubra A/S	3,422	227
*	Dfds A/S	15,232	215
			297,738
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	1,667,847	3,724
*	Eastern Co. SAE	794,948	757
	Talaat Moustafa Group	521,409	635
*	EFG Holding SAE	992,244	591
*	Fawry for Banking & Payment Technology Services SAE	1,156,785	358
	Telecom Egypt Co.	299,815	318
*	U Consumer Finance	238,413	43
			6,426
Finland (0.2%)
	Nordea Bank Abp (XHEL)	2,330,027	39,859
	Nokia OYJ	3,618,981	24,686
	Sampo OYJ Class A (XHEL)	1,569,870	17,498
	Kone OYJ Class B	224,304	14,987
	Wartsila OYJ Abp	330,615	10,817
	UPM-Kymmene OYJ	383,791	10,298
	Metso OYJ	479,689	7,866
	Fortum OYJ	298,262	6,651
	Neste OYJ	285,973	5,926
	Orion OYJ Class B	72,132	5,037
	Stora Enso OYJ Class R	414,595	4,828
	Elisa OYJ	108,059	4,762

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Konecranes OYJ	45,580	4,499
	Kesko OYJ Class B	176,896	3,732
	Valmet OYJ	95,666	3,113
	Mandatum OYJ	302,109	2,167
	Huhtamaki OYJ	60,119	2,020
	Kemira OYJ	81,484	1,793
	TietoEVRY OYJ (XHEL)	66,807	1,434
	Hiab OYJ	24,362	1,349
	Sampo OYJ Class A	115,230	1,282
*	Kojamo OYJ	103,130	1,250
	Kalmar OYJ Class B	25,802	1,069
	Outokumpu OYJ	215,106	925
[1]	Nokian Renkaat OYJ	89,666	904
[3]	Terveystalo OYJ	56,750	611
*	QT Group OYJ	12,989	532
	Sanoma OYJ	42,066	514
	Revenio Group OYJ	11,637	325
	Metsa Board OYJ Class B	92,675	314
*	YIT OYJ	90,924	307
	Tokmanni Group Corp.	26,264	260
	Finnair OYJ	46,503	153
	Citycon OYJ	38,860	132
			181,900
France (2.1%)
	LVMH Moet Hennessy Louis Vuitton SE	181,482	128,276
	Schneider Electric SE	385,734	109,907
	Airbus SE	415,327	102,408
	Safran SA	247,173	87,825
	TotalEnergies SE	1,321,620	82,515
	Sanofi SA	763,119	77,199
	EssilorLuxottica SA	205,335	75,197
	Hermes International SCA	24,154	59,768
	BNP Paribas SA	711,141	55,083
	AXA SA	1,235,060	53,587
	Vinci SA	354,473	47,399
	Danone SA	449,763	39,722
*	Air Liquide SA Loyalty Shares	204,183	39,517
*	L'Oreal SA Loyalty Shares	88,693	37,013
	Societe Generale SA	514,889	32,655
	Air Liquide SA (XPAR)	168,059	32,526
	Cie de Saint-Gobain SA	323,335	31,384
	Legrand SA	174,802	30,186
	L'Oreal SA (XPAR)	64,414	26,881
	Orange SA	1,480,819	23,688
	Thales SA	64,376	18,357
	Kering SA	50,250	17,845
	Capgemini SE	111,245	17,114
	Publicis Groupe SA	163,594	16,397
	Cie Generale des Etablissements Michelin SCA	473,593	15,129
	Veolia Environnement SA	432,777	14,302
*	Engie SA Loyalty Shares	595,812	13,950
	Dassault Systemes SE	482,703	13,737
	Pernod Ricard SA	137,683	13,485
	Engie SA (XPAR)	505,520	11,836
	Credit Agricole SA	652,069	11,771
	STMicroelectronics NV	463,334	11,378
[3]	Euronext NV	62,772	8,971
	Accor SA	162,421	8,263
	Bureau Veritas SA	242,630	7,973
*	Unibail-Rodamco-Westfield	74,019	7,654
	Carrefour SA	441,146	6,644
	Eiffage SA	50,517	6,216
*	Alstom SA	240,189	6,007
	Bouygues SA	130,267	5,880
	Eurofins Scientific SE	78,590	5,543
	Klepierre SA	144,986	5,541
	Rexel SA	151,786	5,263
	SPIE SA	101,553	5,168
	Renault SA	132,377	5,144

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Gaztransport Et Technigaz SA	25,552	5,060
	Edenred SE	168,847	4,853
	Sartorius Stedim Biotech	19,755	4,725
	Getlink SE	236,494	4,317
	Technip Energies NV	104,307	4,238
*	L 'Oreal Prime De Fidelite	9,735	4,062
	Dassault Aviation SA	12,517	4,034
*	Air Liquide SA	20,618	3,990
	BioMerieux	30,889	3,977
	Aeroports de Paris SA	27,221	3,734
	Nexans SA	26,297	3,703
	SCOR SE	120,180	3,638
	Elis SA	128,472	3,578
	Ipsen SA	23,812	3,346
	Gecina SA	35,520	3,301
*	Air Liquide SA (XETR)	16,206	3,136
[3]	Amundi SA	40,734	3,020
	Bollore SE	495,832	2,761
	Teleperformance SE	38,256	2,732
[3]	Ayvens SA	203,458	2,714
*	Engie SA	104,838	2,455
	Covivio SA	37,136	2,383
	Arkema SA	39,640	2,353
	FDJ UNITED	76,814	2,238
	Valeo SE	147,323	2,037
	Vallourec SACA	107,475	2,004
	Rubis SCA	53,437	1,940
	SES SA	248,089	1,901
	Wendel SE	18,157	1,704
*	Vivendi SE	459,008	1,653
	VusionGroup	5,903	1,641
	Alten SA	19,225	1,583
	Sopra Steria Group	9,406	1,464
*	Forvia SE	109,807	1,406
*	Sodexo SA ACT Loyalty Shares	24,013	1,330
	Exosens SAS	23,283	1,308
*	Air France-KLM	88,477	1,179
	Coface SA	66,801	1,176
	Virbac SACA	2,759	1,128
	Pluxee NV	57,222	1,105
*	Eurazeo SE Prime DE Fidelite	15,612	1,064
	Sodexo SA (XPAR)	19,050	1,055
*	Engie SA Prime de fidelite 2026	44,619	1,045
	JCDecaux SE	51,388	935
	Trigano SA	5,573	927
*	Emeis SA	55,804	921
	ARGAN SA	11,825	920
*	ID Logistics Group SACA	2,013	914
	IPSOS SA	22,452	861
*	SOITEC	17,408	824
	ICADE	33,395	814
	Vicat SACA	10,825	812
	Mercialys SA	61,512	751
	Societe BIC SA	13,438	748
*	Clariane SE	171,233	736
*	Carmila SA	40,017	730
	Remy Cointreau SA	13,431	665
*	Exail Technologies SA	6,661	639
	Opmobility	35,402	578
*	Ubisoft Entertainment SA	64,480	576
	Antin Infrastructure Partners SA	45,783	576
*	Viridien	4,491	550
	Derichebourg SA	80,293	548
	Imerys SA	21,904	540
	Eurazeo SE (XPAR)	7,843	535
	Interparfums SA	15,799	520
	Television Francaise 1 SA	53,534	490
*	SEB SA Loyalty Shares	8,479	469
	Altarea SCA	3,886	443
	Mersen SA	16,858	426

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Metropole Television SA	30,301	418
*,1,3	Worldline SA	153,641	417
*,1	Eutelsat Communications SACA	106,379	412
*	Nexity SA	37,908	397
	Quadient SA	22,802	392
	Planisware SA	16,077	378
	SEB SA (XPAR)	6,734	373
[1]	Eramet SA	5,023	344
[1,3]	Verallia SA	13,133	342
	Peugeot Invest SA	3,879	329
	GL Events SACA	10,072	322
	Stef SA	2,269	316
*,3	Elior Group SA	93,843	303
*	Sodexo Inc. (Prime Fidelite 2026)	5,313	294
	Wavestone	4,879	290
	Beneteau SACA	26,101	252
*	Lisi SA Prime de fidelite	4,123	241
*,1,3	X-Fab Silicon Foundries SE	37,322	237
*,1	Voltalia SA (Registered)	27,548	227
	Lagardere SA	10,383	226
*	Eurazeo SE-PF- 2027	3,015	205
*	Sodexo Prime De Fidelite 2027	3,648	202
	Etablissements Maurel et Prom SA	34,462	192
*	Lisi SA PF	3,247	190
	LISI SA (XPAR)	3,158	185
	Fnac Darty SA	5,650	185
	Esso SA Francaise	1,554	175
*	Sodexo Inc.	3,018	167
*	Sodexo Prime De Fidelite	2,960	164
*	Eurazeo SE	2,236	152
*	SEB SA	2,447	135
*	OVH Groupe SA	12,010	113
	Equasens	2,364	103
	Manitou BF SA	3,706	74
*,3	Aramis Group SAS	1,390	10
			1,571,585
Germany (1.9%)
	SAP SE	731,221	190,170
	Siemens AG (Registered)	521,911	147,908
	Allianz SE (Registered)	273,845	110,042
	Deutsche Telekom AG (Registered)	2,344,240	72,613
	Rheinmetall AG	32,099	63,100
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	93,038	57,562
*	Siemens Energy AG	457,384	56,983
	Deutsche Bank AG (Registered)	1,262,155	45,185
	Infineon Technologies AG	934,116	37,078
	Mercedes-Benz Group AG	539,296	34,992
	Deutsche Boerse AG	130,445	33,034
	BASF SE	642,229	31,689
	Deutsche Post AG	674,842	31,007
	E.ON SE	1,577,798	29,357
	RWE AG	476,936	23,480
	adidas AG	120,527	22,790
	Bayer AG (Registered)	710,920	22,113
	Heidelberg Materials AG	90,576	21,249
	Commerzbank AG	536,719	19,570
	Bayerische Motoren Werke AG (XETR)	208,342	19,427
	MTU Aero Engines AG	38,771	16,944
	Fresenius SE & Co. KGaA	293,897	16,912
	Vonovia SE	509,584	15,316
	Daimler Truck Holding AG	365,336	14,644
	Merck KGaA	93,163	12,204
	Hannover Rueck SE	42,185	12,043
[3]	Siemens Healthineers AG	205,987	11,546
	Fresenius Medical Care AG	157,401	8,450
*	Covestro AG	119,877	8,373
	Symrise AG	98,535	8,149
	Beiersdorf AG	75,482	8,002
	GEA Group AG	111,491	7,975

Total World Stock Index Fund
		Shares	Market Value• ($000)
	QIAGEN NV	149,851	7,054
[3]	Scout24 SE	53,207	6,153
	Continental AG	75,518	5,770
	Brenntag SE	94,199	5,232
	Talanx AG	41,386	5,040
*,3	Zalando SE	166,123	4,655
	Nemetschek SE	40,089	4,632
	Hensoldt AG	41,888	4,465
	Knorr-Bremse AG	44,879	4,176
	Henkel AG & Co. KGaA (XTER)	55,847	4,170
[1]	LEG Immobilien SE (XETR)	53,133	4,050
*,3	Delivery Hero SE	152,577	3,875
	RENK Group AG	49,481	3,767
	Deutsche Lufthansa AG (Registered)	413,554	3,626
	CTS Eventim AG & Co. KGaA	39,753	3,562
	thyssenkrupp AG	335,681	3,518
	KION Group AG	49,192	3,495
	HOCHTIEF AG	10,450	3,000
*	Auto1 Group SE	81,786	2,874
[1]	Aurubis AG	21,241	2,770
	Bilfinger SE	25,586	2,761
*	TUI AG	319,144	2,719
	Evonik Industries AG	161,629	2,709
	Freenet AG	85,481	2,658
*	Nordex SE	88,838	2,623
	Rational AG	3,495	2,564
	Bechtle AG	58,785	2,485
	flatexDEGIRO AG	58,008	2,200
*	Fraport AG Frankfurt Airport Services Worldwide	25,539	2,189
[1]	Volkswagen AG	18,733	1,976
	TAG Immobilien AG	118,668	1,970
*	Aroundtown SA	511,604	1,828
	United Internet AG (Registered)	54,979	1,697
	K&S AG (Registered)	126,468	1,648
*	Tkms AG& Co. KGaA	16,784	1,582
*	Aumovio SE	36,724	1,579
	Puma SE	73,480	1,562
[3]	DWS Group GmbH & Co. KGaA	21,410	1,371
	Krones AG	9,322	1,354
	LANXESS AG	56,504	1,346
	HUGO BOSS AG	29,144	1,293
	Traton SE	40,206	1,292
*	IONOS Group SE	36,165	1,284
	Carl Zeiss Meditec AG (Bearer)	23,559	1,195
	AIXTRON SE	74,399	1,192
	Schaeffler AG	144,290	1,171
	RTL Group SA	25,113	970
	FUCHS SE	26,647	945
	Deutz AG	94,282	935
	Jenoptik AG	41,397	935
	Stroeer SE & Co. KGaA	21,050	921
	Fielmann Group AG	16,449	898
	Wacker Chemie AG	11,162	880
*,1,3	Redcare Pharmacy NV	10,684	877
	Duerr AG	36,322	847
*	Evotec SE	101,933	830
*,3	Covestro AG (XTER)	12,209	829
*	HelloFresh SE	98,648	800
	Sixt SE (XETR)	8,991	790
	Deutsche Wohnen SE	31,622	788
[3]	Befesa SA	23,587	781
	AlzChem Group AG	4,024	775
*,3	TeamViewer SE	105,141	774
	Atoss Software SE	5,543	743
	Hornbach Holding AG & Co. KGaA	7,338	734
[1]	Gerresheimer AG	22,084	703
	Grand City Properties SA	53,896	686
[1]	Kontron AG	25,651	670
	Vossloh AG	6,355	580
	KWS Saat SE & Co. KGaA	7,196	555

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Salzgitter AG	17,115	555
	CANCOM SE	19,500	555
	Siltronic AG	8,771	542
	Eckert & Ziegler SE	27,282	533
	1&1 AG	21,463	530
*	CECONOMY AG	98,514	504
[3]	Deutsche Pfandbriefbank AG	92,188	485
	Schott Pharma AG & Co. KGaA	20,796	467
	Elmos Semiconductor SE	4,624	437
	Pfeiffer Vacuum Technology AG	2,351	423
	Adtran Networks SE	17,003	423
*	Hypoport SE	2,713	405
	Dermapharm Holding SE	10,219	402
	Springer Nature AG & Co. KGaA	15,706	392
[1]	Suedzucker AG	32,203	355
	Stabilus SE	13,647	343
*	SMA Solar Technology AG	11,276	338
[1]	Deutsche Beteiligungs AG	11,691	320
	Wuestenrot & Wuerttembergische AG	19,492	318
	Wacker Neuson SE	14,125	308
*	Douglas AG	20,475	293
	Nagarro SE	5,171	288
	GRENKE AG	16,366	282
	Norma Group SE	17,124	278
[1]	PNE AG	22,378	276
	ProSiebenSat.1 Media SE	45,057	275
	Adesso SE	2,392	258
	Indus Holding AG	9,890	256
	Kloeckner & Co. SE	37,015	237
	Secunet Security Networks AG	980	225
[1]	Energiekontor AG	5,707	223
[1]	Verbio SE	11,739	209
	Deutsche EuroShop AG	9,463	202
	PATRIZIA SE	20,904	175
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	16,189	167
	GFT Technologies SE	7,748	159
	Takkt AG	29,897	155
*	SGL Carbon SE	24,080	85
			1,375,963
Greece (0.1%)
	National Bank of Greece SA	612,132	8,998
	Eurobank Ergasias Services & Holdings SA Class A	1,824,048	6,861
	Piraeus Financial Holdings SA	806,088	6,296
	Alpha Bank SA	1,510,873	5,923
	JUMBO SA	76,047	2,413
	OPAP SA	116,574	2,410
	Public Power Corp. SA	129,040	2,241
	Bank of Cyprus Holdings plc	233,594	2,150
	Optima bank SA	132,045	1,223
	GEK TERNA SA	44,818	1,196
	Motor Oil Hellas Corinth Refineries SA	39,520	1,184
	Hellenic Telecommunications Organization SA ADR	117,615	1,107
	Titan SA	24,730	1,107
	Hellenic Telecommunications Organization SA	51,553	968
	Athens International Airport SA	53,632	619
	Cenergy Holdings SA	35,158	583
	HELLENiQ ENERGY Holdings SA	51,576	454
*	LAMDA Development SA	49,170	419
	Aegean Airlines SA	27,412	416
*	Aktor SA Holding Co. Technical & Energy Projects	41,023	398
*	Intralot SA-Integrated Information Systems & Gaming Services	271,760	350
	Viohalco SA	35,271	345
	Holding Co. ADMIE IPTO SA	98,417	338
	Hellenic Exchanges - Athens Stock Exchange SA	45,149	325
	Piraeus Port Authority SA	5,643	280
	Quest Holdings SA	30,701	249
	Ideal Holdings SA	36,038	244
	Sarantis SA	15,818	230
	Intracom Holdings SA (Registered)	49,931	192

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Athens Water Supply & Sewage Co. SA	17,663	141
	Fourlis Holdings SA	26,150	124
	Autohellas Tourist & Trading SA	6,052	77
	Ellaktor SA	37,343	67
			49,928
Hong Kong (0.5%)
	AIA Group Ltd.	7,485,182	72,836
	Hong Kong Exchanges & Clearing Ltd.	857,124	46,716
	CK Hutchison Holdings Ltd.	1,918,891	12,725
	Sun Hung Kai Properties Ltd.	1,022,982	12,448
	BOC Hong Kong Holdings Ltd.	2,532,700	12,445
	Techtronic Industries Co. Ltd.	1,023,000	11,932
	Link REIT	1,906,488	9,928
	Hang Seng Bank Ltd.	488,551	9,524
	CLP Holdings Ltd.	1,112,080	9,485
	Lenovo Group Ltd.	5,712,000	8,333
	Jardine Matheson Holdings Ltd.	132,662	7,789
	Galaxy Entertainment Group Ltd.	1,551,000	7,728
	Hong Kong & China Gas Co. Ltd.	7,648,365	7,118
	CK Asset Holdings Ltd.	1,304,250	6,452
	Power Assets Holdings Ltd.	980,500	6,229
[3]	WH Group Ltd.	5,550,258	5,339
	Shenzhou International Group Holdings Ltd.	551,966	4,764
	Hongkong Land Holdings Ltd.	718,800	4,392
	MTR Corp. Ltd.	1,107,326	4,062
	Sands China Ltd.	1,557,200	4,058
	SITC International Holdings Co. Ltd.	924,000	3,409
	Wharf Real Estate Investment Co. Ltd.	1,161,600	3,306
	Sino Land Co. Ltd.	2,498,279	3,103
	Henderson Land Development Co. Ltd.	869,896	3,060
	CK Infrastructure Holdings Ltd.	424,500	2,761
	AAC Technologies Holdings Inc.	527,500	2,712
*	MMG Ltd.	2,778,163	2,465
	Chow Tai Fook Jewellery Group Ltd.	1,228,400	2,404
	ASMPT Ltd.	227,922	2,399
	PRADA SpA	364,600	2,152
[3]	Samsonite Group SA	935,696	1,957
	Swire Pacific Ltd. Class A	231,642	1,913
	Wharf Holdings Ltd.	679,600	1,788
	PCCW Ltd.	2,466,112	1,762
	Swire Properties Ltd.	644,980	1,757
	Orient Overseas International Ltd.	82,000	1,419
	Xinyi Glass Holdings Ltd.	1,169,000	1,367
	Johnson Electric Holdings Ltd.	279,250	1,310
	Hang Lung Properties Ltd.	1,166,000	1,298
	United Laboratories International Holdings Ltd.	782,000	1,266
[3]	BOC Aviation Ltd.	143,700	1,260
	First Pacific Co. Ltd.	1,476,613	1,192
	Bank of East Asia Ltd.	684,072	1,178
[1,3]	Budweiser Brewing Co. APAC Ltd.	1,100,500	1,116
	Hang Lung Group Ltd.	581,000	1,106
	Pacific Basin Shipping Ltd.	3,311,000	1,097
[1]	CGN Mining Co. Ltd.	2,160,000	1,087
*	HUTCHMED China Ltd.	337,000	1,008
	MGM China Holdings Ltd.	516,400	989
	Kerry Properties Ltd.	384,000	968
	Wynn Macau Ltd.	1,072,400	912
*,1	New World Development Co. Ltd.	973,306	901
	Yue Yuen Industrial Holdings Ltd.	472,500	867
[1]	Guotai Junan International Holdings Ltd.	1,735,000	851
	Cathay Pacific Airways Ltd.	577,090	822
	Swire Pacific Ltd. Class B	547,500	811
*,1,3	FIT Hon Teng Ltd.	1,078,000	807
	Time Interconnect Technology Ltd.	385,978	776
	VTech Holdings Ltd.	94,600	772
	Stella International Holdings Ltd.	361,500	769
	Fortune REIT	1,136,923	734
*,1	Bright Smart Securities & Commodities Group Ltd.	584,000	731
	Hysan Development Co. Ltd.	348,000	721

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Vobile Group Ltd.	1,075,000	717
*,3	HBM Holdings Ltd.	394,000	683
*	Cowell e Holdings Inc.	171,000	679
	DFI Retail Group Holdings Ltd. (Registered)	189,800	666
	Dah Sing Financial Holdings Ltd.	142,144	657
	Luk Fook Holdings International Ltd.	203,415	650
*,1	OSL Group Ltd.	267,500	606
	CTF Services Ltd.	536,500	580
	Shangri-La Asia Ltd.	919,519	574
	United Energy Group Ltd.	8,906,000	568
	VSTECS Holdings Ltd.	448,000	555
*	SJM Holdings Ltd.	1,506,000	548
	Man Wah Holdings Ltd.	873,600	533
	Nexteer Automotive Group Ltd.	600,000	520
*,1	Realord Group Holdings Ltd.	328,000	519
	CITIC Telecom International Holdings Ltd.	1,587,500	505
	NagaCorp Ltd.	719,332	482
	Chow Sang Sang Holdings International Ltd.	254,000	455
*,1	Mongolian Mining Corp.	309,000	450
[1]	SY Holdings Group Ltd.	309,500	450
	Vitasoy International Holdings Ltd.	444,332	435
*	Deep Source Holdings Ltd.	4,290,000	420
*,1	China Travel International Investment Hong Kong Ltd.	1,772,000	392
	Dah Sing Banking Group Ltd.	265,537	376
*	Melco International Development Ltd.	598,500	360
	SUNeVision Holdings Ltd.	462,000	359
	Champion REIT	1,323,332	355
	HKBN Ltd.	357,500	314
	Sunlight REIT	1,032,000	313
	Prosperity REIT	1,692,000	305
	Huabao International Holdings Ltd.	649,000	301
*,1	Envision Greenwise Holdings Ltd.	664,192	278
	SmarTone Telecommunications Holdings Ltd.	426,252	265
	IGG Inc.	504,000	253
*,2	Jinchuan Group International Resources Co. Ltd.	2,965,000	244
	Truly International Holdings Ltd.	1,626,000	238
	Texhong International Group Ltd.	405,500	238
[1]	LK Technology Holdings Ltd.	474,002	225
[1]	Value Partners Group Ltd.	688,000	218
*	Super Hi International Holding Ltd.	117,900	206
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	148,000	164
	KLN Logistics Group Ltd.	165,500	153
	Cafe de Coral Holdings Ltd.	186,000	150
	Giordano International Ltd.	756,000	144
	CITIC Resources Holdings Ltd.	1,960,000	105
*	Asia Cement China Holdings Corp.	295,500	97
	C-Mer Medical Holdings Ltd.	394,000	92
*	Shun Tak Holdings Ltd.	908,000	85
	Hutchison Telecommunications Hong Kong Holdings Ltd.	570,000	80
*	Television Broadcasts Ltd.	151,800	65
*,3	IMAX China Holding Inc.	47,400	49
	Singamas Container Holdings Ltd.	548,000	46
*	Powerlong Real Estate Holdings Ltd.	61,000	2
*,2	Untrade.China Dili	1,288,303	—
			348,110
Hungary (0.0%)
	OTP Bank Nyrt	163,055	15,564
	Richter Gedeon Nyrt	92,433	2,847
	MOL Hungarian Oil & Gas plc	298,124	2,623
	Magyar Telekom Telecommunications plc	209,897	1,100
*,1	4iG Nyrt	27,460	328
	Opus Global Nyrt	199,955	325
			22,787
Iceland (0.0%)
	Islandsbanki HF	1,338,522	1,293
[3]	Arion Banki HF	910,889	1,275
	Hagar HF	671,192	592
	Festi HF	233,718	588
*	Alvotech SA	76,122	575

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Reitir fasteignafelag hf	560,810	558
	Kvika banki HF	2,896,174	403
	Heimar HF	926,391	279
	Skagi Hf	1,478,358	232
	Sjova-Almennar Tryggingar HF	604,301	214
*	Olgerdin Egill Skallagrims HF	1,484,761	195
	Eimskipafelag Islands HF	60,545	149
	Siminn HF	884,912	98
*	Icelandair Group HF	10,559,372	69
*	Kaldalon Hf.	251,885	54
			6,574
India (2.0%)
	HDFC Bank Ltd.	8,043,395	89,433
	Reliance Industries Ltd.	3,999,097	66,916
	ICICI Bank Ltd.	3,742,032	56,702
	Bharti Airtel Ltd. (XNSE)	1,855,958	42,977
	Infosys Ltd.	2,030,504	33,832
	Mahindra & Mahindra Ltd.	659,858	25,911
	Tata Consultancy Services Ltd.	721,542	24,833
	Bajaj Finance Ltd.	1,994,227	23,421
	Axis Bank Ltd.	1,627,308	22,583
	Larsen & Toubro Ltd.	476,176	21,606
	Kotak Mahindra Bank Ltd.	776,329	18,390
	Hindustan Unilever Ltd.	627,177	17,418
	Maruti Suzuki India Ltd.	93,048	16,945
	Sun Pharmaceutical Industries Ltd.	754,631	14,385
[3]	Reliance Industries Ltd. GDR	215,065	14,265
	HCL Technologies Ltd.	740,325	12,845
	NTPC Ltd.	3,356,450	12,731
	Tata Steel Ltd.	5,858,144	12,056
	Bharat Electronics Ltd.	2,511,786	12,045
	UltraTech Cement Ltd.	84,900	11,417
*	Eternal Ltd.	3,189,414	11,383
	Titan Co. Ltd.	258,759	10,919
	Power Grid Corp. of India Ltd.	3,224,780	10,463
	ITC Ltd.	2,130,031	10,083
	Hindalco Industries Ltd.	1,031,510	9,838
[3]	InterGlobe Aviation Ltd.	135,383	8,578
	Adani Ports & Special Economic Zone Ltd.	521,541	8,529
	JSW Steel Ltd.	615,412	8,357
	Grasim Industries Ltd.	253,498	8,251
	Asian Paints Ltd.	287,769	8,145
	State Bank of India	741,446	7,828
	Oil & Natural Gas Corp. Ltd.	2,706,864	7,790
	Jio Financial Services Ltd.	2,205,348	7,622
[1]	Infosys Ltd. ADR	453,806	7,520
	Shriram Finance Ltd.	888,483	7,493
	Eicher Motors Ltd.	94,430	7,447
	Nestle India Ltd.	508,610	7,290
	Hindustan Aeronautics Ltd.	135,146	7,119
	Tech Mahindra Ltd.	438,901	7,035
	Coal India Ltd.	1,577,916	6,903
	Divi's Laboratories Ltd.	90,505	6,871
[3]	SBI Life Insurance Co. Ltd.	310,121	6,823
	Max Healthcare Institute Ltd.	522,747	6,758
	Tata Motors Passenger Vehicles Ltd.	1,456,695	6,723
	Trent Ltd.	126,936	6,705
*	Adani Power Ltd.	3,730,002	6,625
	TVS Motor Co. Ltd.	167,100	6,600
	Cipla Ltd.	390,060	6,596
	Vedanta Ltd.	1,157,947	6,428
	Bajaj Finserv Ltd.	268,249	6,305
	Apollo Hospitals Enterprise Ltd.	70,535	6,104
	State Bank of India GDR (Registered)	56,855	6,027
	Tata Consumer Products Ltd.	457,706	6,004
	Hero MotoCorp Ltd.	92,336	5,764
	Cholamandalam Investment & Finance Co. Ltd.	301,215	5,756
	Dr. Reddy's Laboratories Ltd.	420,860	5,663
	Bharat Petroleum Corp. Ltd. (XNSE)	1,401,134	5,621

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	HDFC Life Insurance Co. Ltd.	664,957	5,477
	Britannia Industries Ltd.	82,621	5,431
	Tata Power Co. Ltd.	1,178,614	5,372
	Adani Enterprises Ltd.	185,354	5,175
*	Suzlon Energy Ltd.	7,737,526	5,167
	Indian Hotels Co. Ltd.	609,149	5,086
	Varun Beverages Ltd.	940,858	4,972
	Indian Oil Corp. Ltd.	2,643,403	4,933
*,3	Avenue Supermarts Ltd.	104,146	4,870
	Persistent Systems Ltd.	72,656	4,835
*	PB Fintech Ltd.	240,001	4,818
	Bajaj Auto Ltd.	47,333	4,739
	Cummins India Ltd.	95,997	4,693
	Power Finance Corp. Ltd.	1,010,518	4,588
	Bharti Airtel Ltd.	253,749	4,485
	Coforge Ltd.	224,002	4,483
*,2	Tata Motors Ltd.	1,456,695	4,279
[3]	HDFC Asset Management Co. Ltd.	69,851	4,231
[3]	LTIMindtree Ltd.	65,245	4,174
	Fortis Healthcare Ltd.	355,948	4,100
	Dixon Technologies India Ltd.	23,118	4,032
	BSE Ltd.	143,916	4,020
	GAIL India Ltd.	1,892,748	3,894
	DLF Ltd.	456,774	3,888
*	Indus Towers Ltd.	939,212	3,849
[3]	ICICI Lombard General Insurance Co. Ltd.	169,985	3,816
	CG Power & Industrial Solutions Ltd.	458,398	3,801
	Info Edge India Ltd.	243,569	3,779
	Lupin Ltd.	170,021	3,764
	REC Ltd.	869,323	3,669
	Samvardhana Motherson International Ltd.	3,047,314	3,614
	Godrej Consumer Products Ltd.	286,125	3,604
	Pidilite Industries Ltd.	219,420	3,571
	Hindustan Petroleum Corp. Ltd.	665,912	3,563
	SRF Ltd.	107,615	3,552
*	One 97 Communications Ltd.	237,291	3,479
*	Max Financial Services Ltd.	199,495	3,472
	Ambuja Cements Ltd.	545,335	3,468
	Federal Bank Ltd.	1,268,916	3,379
	United Spirits Ltd.	205,778	3,318
*	Yes Bank Ltd.	12,683,526	3,249
	Ashok Leyland Ltd.	1,992,460	3,173
	Embassy Office Parks REIT	656,568	3,172
	Jindal Steel Ltd.	262,517	3,152
[1]	Wipro Ltd. ADR	1,187,604	3,123
	Polycab India Ltd.	35,452	3,075
*	Swiggy Ltd.	666,439	3,074
	Torrent Pharmaceuticals Ltd.	74,887	3,003
	GE Vernova T&D India Ltd.	87,227	2,982
	Marico Ltd.	364,289	2,953
	UPL Ltd.	353,493	2,867
	MRF Ltd.	1,614	2,863
	Bharat Forge Ltd.	185,728	2,769
	Aurobindo Pharma Ltd.	212,075	2,720
	Solar Industries India Ltd.	17,179	2,684
	Havells India Ltd.	159,163	2,678
[3]	Macrotech Developers Ltd.	197,597	2,669
[3]	Laurus Labs Ltd.	248,066	2,664
	Muthoot Finance Ltd.	74,303	2,662
	Hyundai Motor India Ltd.	96,609	2,653
	Bosch Ltd.	6,324	2,650
	Bharat Heavy Electricals Ltd.	874,695	2,613
*	Godrej Properties Ltd.	101,255	2,607
	Tube Investments of India Ltd.	76,367	2,598
[3]	AU Small Finance Bank Ltd.	262,421	2,593
	Bajaj Holdings & Investment Ltd.	18,641	2,583
	Mphasis Ltd.	82,095	2,552
*	Adani Green Energy Ltd.	198,779	2,550
	Phoenix Mills Ltd.	133,747	2,535
	Voltas Ltd.	162,325	2,528

Total World Stock Index Fund
		Shares	Market Value• ($000)
	JSW Energy Ltd.	416,228	2,472
	Sundaram Finance Ltd.	47,054	2,437
	APL Apollo Tubes Ltd.	120,395	2,428
*	Adani Energy Solutions Ltd.	218,100	2,421
*	Vishal Mega Mart Ltd.	1,459,991	2,376
	Colgate-Palmolive India Ltd.	93,426	2,360
	PI Industries Ltd.	57,768	2,328
	Bank of Baroda	734,901	2,303
	Dabur India Ltd.	410,639	2,254
	Punjab National Bank	1,626,938	2,251
	IDFC First Bank Ltd.	2,440,891	2,247
	Prestige Estates Projects Ltd.	113,343	2,226
	WAAREE Energies Ltd.	57,713	2,226
	Siemens Ltd.	63,474	2,211
*	FSN E-Commerce Ventures Ltd.	792,169	2,211
	Shree Cement Ltd.	6,896	2,197
	SBI Cards & Payment Services Ltd.	218,562	2,164
	Glenmark Pharmaceuticals Ltd.	101,282	2,156
	Mankind Pharma Ltd.	78,328	2,103
	360 ONE WAM Ltd.	172,337	2,097
	NHPC Ltd.	2,192,056	2,093
	Wipro Ltd.	772,650	2,092
*	Siemens Energy India Ltd.	57,867	2,078
*	Delhivery Ltd.	391,698	2,055
	Coromandel International Ltd.	85,662	2,048
	ABB India Ltd.	34,773	2,044
	Canara Bank	1,319,376	2,034
	Blue Star Ltd.	93,356	2,033
	Torrent Power Ltd.	136,748	2,026
*	GMR Airports Ltd.	1,850,206	1,955
	Indian Railway Catering & Tourism Corp. Ltd.	241,543	1,955
	Oil India Ltd.	400,009	1,953
	NMDC Ltd.	2,245,022	1,915
	Zydus Lifesciences Ltd.	173,323	1,904
	KEI Industries Ltd.	41,825	1,899
	Multi Commodity Exchange of India Ltd.	18,010	1,875
	Supreme Industries Ltd.	43,641	1,871
	Union Bank of India Ltd.	1,117,308	1,871
	Page Industries Ltd.	4,022	1,866
	Indian Bank	191,129	1,847
	Jubilant Foodworks Ltd.	272,063	1,831
*	Vodafone Idea Ltd.	18,442,773	1,814
[3]	Sona Blw Precision Forgings Ltd.	340,570	1,813
	Hitachi Energy India Ltd.	9,041	1,809
[3]	Indian Railway Finance Corp. Ltd.	1,297,038	1,801
	Jindal Stainless Ltd. (XNSE)	211,684	1,796
[3]	ICICI Prudential Life Insurance Co. Ltd.	268,263	1,785
	Petronet LNG Ltd.	561,112	1,777
	UNO Minda Ltd.	127,443	1,774
	Alkem Laboratories Ltd.	28,568	1,770
	JK Cement Ltd.	25,113	1,757
	L&T Finance Ltd.	574,020	1,748
	Radico Khaitan Ltd.	49,351	1,740
	Tata Communications Ltd.	81,136	1,713
	Biocon Ltd.	407,758	1,709
	Patanjali Foods Ltd.	249,081	1,690
	Mazagon Dock Shipbuilders Ltd.	54,645	1,680
	Cholamandalam Financial Holdings Ltd.	77,341	1,666
	Hindustan Zinc Ltd.	308,689	1,656
	Navin Fluorine International Ltd.	25,815	1,654
*	Aditya Birla Capital Ltd.	453,205	1,653
	Mahindra & Mahindra Financial Services Ltd.	461,398	1,639
	Balkrishna Industries Ltd.	62,979	1,616
	Oracle Financial Services Software Ltd.	16,678	1,598
	Tata Elxsi Ltd.	25,681	1,577
*	ITC Hotels Ltd.	639,168	1,560
	Steel Authority of India Ltd.	1,009,891	1,556
	Computer Age Management Services Ltd.	35,006	1,553
	Oberoi Realty Ltd.	77,533	1,552
	Rail Vikas Nigam Ltd.	410,489	1,518

Total World Stock Index Fund
		Shares	Market Value• ($000)
	National Aluminium Co. Ltd.	575,469	1,515
[3]	Aster DM Healthcare Ltd.	196,293	1,499
	Ipca Laboratories Ltd.	104,535	1,497
	Crompton Greaves Consumer Electricals Ltd.	465,360	1,481
	Kalyan Jewellers India Ltd.	257,330	1,476
*	Kaynes Technology India Ltd.	19,441	1,467
	LIC Housing Finance Ltd.	225,143	1,448
	KPIT Technologies Ltd.	106,347	1,397
	Container Corp. of India Ltd.	226,700	1,392
[3]	PNB Housing Finance Ltd. (XNSE)	132,806	1,390
	Exide Industries Ltd.	320,290	1,377
	Astral Ltd. (XNSE)	83,572	1,364
[3]	Brookfield India Real Estate Trust	326,857	1,263
[3]	Nippon Life India Asset Management Ltd.	127,268	1,253
	Schaeffler India Ltd.	27,623	1,251
*,3	Krishna Institute of Medical Sciences Ltd.	153,430	1,246
[3]	RBL Bank Ltd.	337,716	1,240
	Gujarat Fluorochemicals Ltd.	29,351	1,238
	Motilal Oswal Financial Services Ltd.	111,160	1,225
*	IndusInd Bank Ltd.	136,198	1,219
	Apollo Tyres Ltd.	215,699	1,218
*	Amber Enterprises India Ltd.	13,240	1,197
	Manappuram Finance Ltd.	392,203	1,189
	Central Depository Services India Ltd.	66,412	1,187
	Indraprastha Gas Ltd.	496,021	1,183
	Dalmia Bharat Ltd.	49,815	1,175
*	Sammaan Capital Ltd.	544,530	1,157
[3]	Gland Pharma Ltd.	53,088	1,153
*	Reliance Power Ltd.	2,177,444	1,137
	Kalpataru Projects International Ltd.	80,244	1,135
	JB Chemicals & Pharmaceuticals Ltd.	59,105	1,119
	Neuland Laboratories Ltd.	6,010	1,114
	Redington Ltd.	389,447	1,112
[3]	Cochin Shipyard Ltd.	55,245	1,112
*	Star Health & Allied Insurance Co. Ltd.	198,989	1,109
	Adani Total Gas Ltd.	155,509	1,106
	United Breweries Ltd.	53,967	1,093
	Apar Industries Ltd.	11,109	1,084
	Brigade Enterprises Ltd.	92,401	1,080
	Bharat Dynamics Ltd.	62,351	1,073
	Bharti Hexacom Ltd.	51,166	1,071
	Berger Paints India Ltd.	175,234	1,068
	Ramco Cements Ltd.	90,621	1,064
	Welspun Corp. Ltd.	97,811	1,064
*	Cartrade Tech Ltd.	31,274	1,063
	Bank of India	666,182	1,049
	ACC Ltd.	49,382	1,046
*,2	Piramal Finance Ltd.	82,117	1,040
	Deepak Nitrite Ltd.	53,277	1,036
	Tata Chemicals Ltd.	103,115	1,034
	Piramal Pharma Ltd.	457,681	1,028
	Lloyds Metals & Energy Ltd.	69,401	1,020
	CESC Ltd.	501,290	1,015
[3]	Syngene International Ltd.	137,928	1,010
*	Poonawalla Fincorp Ltd.	185,051	1,004
*	Inox Wind Ltd.	568,293	993
	Motherson Sumi Wiring India Ltd.	1,856,255	987
	Karur Vysya Bank Ltd.	359,520	985
	KPR Mill Ltd.	81,549	983
	Sundram Fasteners Ltd.	91,221	976
*	IIFL Finance Ltd.	159,923	962
*	Indian Renewable Energy Development Agency Ltd.	562,387	962
	Aptus Value Housing Finance India Ltd.	267,352	955
	Five-Star Business Finance Ltd.	128,983	948
[3]	Dr Lal PathLabs Ltd.	26,826	947
	Godfrey Phillips India Ltd.	27,236	943
[3]	Premier Energies Ltd.	76,585	941
	Great Eastern Shipping Co. Ltd.	76,097	940
[3]	IndiGrid Infrastructure Trust	483,685	936
[3]	L&T Technology Services Ltd.	20,221	936

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tata Investment Corp. Ltd.	103,720	932
[3]	Bandhan Bank Ltd.	528,197	930
	UTI Asset Management Co. Ltd.	65,607	922
[3]	General Insurance Corp. of India	216,545	911
	Amara Raja Energy & Mobility Ltd.	79,658	901
	Narayana Hrudayalaya Ltd.	44,644	883
	Housing & Urban Development Corp. Ltd.	329,468	879
	Escorts Kubota Ltd.	20,386	869
	NBCC India Ltd.	656,497	867
	Linde India Ltd.	12,703	860
	Global Health Ltd.	58,094	857
	KEC International Ltd.	92,787	854
*	EID Parry India Ltd.	70,619	853
	AIA Engineering Ltd.	23,200	849
	GlaxoSmithKline Pharmaceuticals Ltd.	28,670	845
	Angel One Ltd.	29,839	838
[3]	Home First Finance Co. India Ltd.	62,262	838
	City Union Bank Ltd.	321,428	828
*	Onesource Speciality Pharma Ltd.	39,535	825
[3]	Endurance Technologies Ltd.	25,769	824
*	Bajaj Housing Finance Ltd.	663,036	823
	Bank of Maharashtra	1,233,433	820
	Firstsource Solutions Ltd.	204,149	814
	Kajaria Ceramics Ltd.	59,638	811
	HBL Engineering Ltd.	71,591	810
	Acutaas Chemicals Ltd.	41,662	810
*	Cohance Lifesciences Ltd.	95,382	809
	Timken India Ltd.	22,668	802
*,3	SAI Life Sciences Ltd.	77,260	799
	Himadri Speciality Chemical Ltd.	146,429	795
	TVS Holdings Ltd.	4,642	794
	Tata Technologies Ltd.	101,646	792
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	46,914	788
	Honeywell Automation India Ltd.	1,906	783
	Anand Rathi Wealth Ltd.	22,524	783
[3]	Mindspace Business Parks REIT	148,951	780
	Can Fin Homes Ltd.	79,433	776
	Thermax Ltd.	21,325	773
*	Affle 3i Ltd.	35,569	772
*	PVR Inox Ltd.	56,697	770
	Nuvama Wealth Management Ltd.	9,626	769
	JSW Infrastructure Ltd.	235,471	767
	Hindustan Copper Ltd.	199,813	765
	Castrol India Ltd.	347,976	764
	Kfin Technologies Ltd.	61,785	764
	Usha Martin Ltd.	145,607	762
	Whirlpool of India Ltd.	48,311	761
*	Wockhardt Ltd.	52,521	758
	Aarti Industries Ltd.	177,121	758
	Emami Ltd.	125,311	754
	Ajanta Pharma Ltd.	26,717	742
	IRB Infrastructure Developers Ltd.	1,454,293	733
*,3	Lemon Tree Hotels Ltd.	391,721	729
	CRISIL Ltd.	12,931	717
*	AWL Agri Business Ltd.	228,069	705
	Carborundum Universal Ltd.	68,907	699
	Cyient Ltd.	52,414	686
	Aditya Birla Real Estate Ltd.	32,386	684
	Aegis Logistics Ltd.	80,873	683
	Rainbow Children's Medicare Ltd.	44,059	679
*	NTPC Green Energy Ltd.	582,541	676
	Shyam Metalics & Energy Ltd.	67,938	671
	eClerx Services Ltd.	12,586	670
	Intellect Design Arena Ltd.	52,467	669
*	Inventurus Knowledge Solutions Ltd.	36,017	668
*	Jaiprakash Power Ventures Ltd.	3,260,206	661
	Zee Entertainment Enterprises Ltd.	580,413	657
	Ceat Ltd.	14,384	653
	Atul Ltd.	10,044	652
[3]	PowerGrid Infrastructure Investment Trust	590,978	649

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Godawari Power & Ispat Ltd.	202,468	647
*	Medplus Health Services Ltd.	75,198	646
	Zensar Technologies Ltd.	71,738	644
	Elgi Equipments Ltd.	114,164	639
*	Aavas Financiers Ltd.	34,352	638
	Gujarat State Petronet Ltd.	182,854	637
	Hexaware Technologies Ltd.	82,354	637
	Asahi India Glass Ltd.	61,167	636
	Natco Pharma Ltd.	68,640	633
	TD Power Systems Ltd.	72,279	631
	Force Motors Ltd.	3,171	630
	Gabriel India Ltd.	43,915	630
	PG Electroplast Ltd.	97,820	629
	Sobha Ltd. (XNSE)	34,251	626
	EIH Ltd.	142,878	626
	ZF Commercial Vehicle Control Systems India Ltd.	4,461	624
	Kansai Nerolac Paints Ltd.	222,824	622
*	PTC Industries Ltd.	3,152	614
	NLC India Ltd.	207,351	612
	Granules India Ltd.	95,895	611
*	Devyani International Ltd.	335,108	611
	Kirloskar Oil Engines Ltd.	54,280	611
*	Sapphire Foods India Ltd.	186,991	602
	BEML Ltd.	12,006	594
	Syrma SGS Technology Ltd.	64,714	592
	Anant Raj Ltd.	80,558	585
[3]	Eris Lifesciences Ltd.	32,157	577
	Netweb Technologies India Ltd.	12,650	575
	3M India Ltd.	1,726	574
	NCC Ltd.	239,084	571
	LMW Ltd.	3,214	570
[3]	Sansera Engineering Ltd.	33,440	570
	Nava Ltd.	81,824	570
	Olectra Greentech Ltd.	32,669	569
*	Godrej Industries Ltd.	45,786	568
*	CreditAccess Grameen Ltd.	35,480	568
	Data Patterns India Ltd.	18,379	567
	Gujarat Gas Ltd.	122,589	562
*	Aditya Birla Lifestyle Brands Ltd.	372,364	560
	Bayer CropScience Ltd.	10,168	559
	Capri Global Capital Ltd.	244,062	558
	Grindwell Norton Ltd.	29,168	555
	Afcons Infrastructure Ltd.	109,812	553
	Jubilant Pharmova Ltd.	44,430	551
	Chambal Fertilisers & Chemicals Ltd.	101,353	549
	CCL Products India Ltd.	56,428	546
*,2	SKF India Industrial Ltd.	17,788	543
	Mahanagar Gas Ltd.	37,727	542
	Craftsman Automation Ltd.	7,135	537
	V-Guard Industries Ltd.	128,894	526
	PCBL CHEMICAL Ltd.	128,317	523
*	Go Digit General Insurance Ltd.	129,076	521
[3]	IndiaMart InterMesh Ltd.	18,644	517
	Techno Electric & Engineering Co. Ltd.	34,603	514
	Metro Brands Ltd.	40,391	513
[3]	Paradeep Phosphates Ltd.	273,294	512
	Garden Reach Shipbuilders & Engineers Ltd.	17,613	506
	Happiest Minds Technologies Ltd.	86,649	503
	Authum Investment & Infrastucture Ltd.	15,297	501
	Poly Medicure Ltd.	22,193	500
*	Aadhar Housing Finance Ltd.	86,446	496
	Gillette India Ltd.	4,859	493
	Strides Pharma Science Ltd.	46,763	492
*	Chalet Hotels Ltd.	46,053	492
*,3	Metropolis Healthcare Ltd.	21,494	478
	Sudarshan Chemical Industries Ltd.	36,950	478
	LT Foods Ltd.	100,860	478
	Sumitomo Chemical India Ltd.	84,403	477
*	Nazara Technologies Ltd.	158,792	477
	Bata India Ltd.	39,350	474

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Edelweiss Financial Services Ltd.	370,357	473
	DCM Shriram Ltd.	32,710	472
	Ratnamani Metals & Tubes Ltd.	17,242	471
	Alembic Pharmaceuticals Ltd.	46,523	470
*	MTAR Technologies Ltd.	16,335	469
	Cemindia Projects Ltd.	51,366	469
*	Reliance Infrastructure Ltd.	190,564	463
	Titagarh Rail System Ltd.	46,065	459
	Triveni Turbine Ltd.	75,940	457
	Chennai Petroleum Corp. Ltd.	41,434	457
	TSF Investments Ltd.	61,827	455
	Sonata Software Ltd.	108,866	453
	Swan Corp. Ltd.	85,770	453
	Tilaknagar Industries Ltd.	75,753	450
*	Embassy Developments Ltd.	425,000	445
	Jyothy Labs Ltd.	125,415	444
[3]	New India Assurance Co. Ltd.	209,859	442
	Gujarat State Fertilizers & Chemicals Ltd.	204,443	439
	HFCL Ltd.	524,693	434
	SKF India Ltd.	17,788	429
	HEG Ltd.	64,425	429
*	Jyoti CNC Automation Ltd.	44,037	428
	GHCL Ltd.	59,253	427
	IDBI Bank Ltd.	366,011	427
	SJVN Ltd.	430,727	427
	Zen Technologies Ltd.	27,926	427
	VA Tech Wabag Ltd.	26,739	425
	BASF India Ltd.	8,538	424
[3]	Indian Energy Exchange Ltd.	269,891	422
	AstraZeneca Pharma India Ltd.	3,876	417
	Finolex Cables Ltd.	46,951	416
	Engineers India Ltd.	182,406	415
	JM Financial Ltd.	223,256	412
	Astra Microwave Products Ltd.	35,173	412
	Birlasoft Ltd.	97,428	407
[3]	Tejas Networks Ltd.	67,676	406
*	Chemplast Sanmar Ltd.	89,858	404
	Jupiter Life Line Hospitals Ltd.	22,591	404
	Balrampur Chini Mills Ltd.	77,901	402
	Sanofi India Ltd.	7,445	401
	Vinati Organics Ltd.	21,487	400
	Time Technoplast Ltd.	163,640	396
	Karnataka Bank Ltd.	196,892	395
	Transformers & Rectifiers India Ltd.	78,865	395
[3]	IRCON International Ltd.	206,589	394
	Akzo Nobel India Ltd.	10,664	389
*	Gokaldas Exports Ltd.	41,131	388
	Kirloskar Brothers Ltd.	18,149	383
	Jubilant Ingrevia Ltd.	49,203	382
[3]	IRB InvIT Fund	537,836	379
*	Tbo Tek Ltd.	22,709	379
	Clean Science & Technology Ltd.	33,216	377
*	Ola Electric Mobility Ltd.	662,701	374
	Ramkrishna Forgings Ltd.	60,770	372
	Newgen Software Technologies Ltd.	33,749	371
	Care Ratings Ltd.	20,479	370
	Vijaya Diagnostic Centre Ltd.	32,862	366
	Gravita India Ltd.	19,505	366
	Sun TV Network Ltd.	57,602	365
	Aditya Birla Sun Life Asset Management Co. Ltd.	42,523	365
*	Honasa Consumer Ltd.	113,498	363
*	Just Dial Ltd.	41,366	360
	Finolex Industries Ltd.	169,019	357
	Blue Dart Express Ltd.	4,807	356
	CMS Info Systems Ltd.	84,849	355
	Arvind Ltd.	97,613	351
*	Nuvoco Vistas Corp. Ltd.	74,717	349
	Supreme Petrochem Ltd.	41,282	349
	JK Tyre & Industries Ltd.	71,530	348
	Elecon Engineering Co. Ltd.	54,502	345

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Aditya Birla Fashion & Retail Ltd.	372,364	342
	Birla Corp. Ltd.	25,708	341
	Sarda Energy & Minerals Ltd.	57,184	341
	IIFL Capital Services Ltd.	88,471	340
*	Schneider Electric Infrastructure Ltd.	35,880	338
	CIE Automotive India Ltd.	69,191	337
*	SBFC Finance Ltd.	262,081	337
	KRBL Ltd.	79,882	336
	Bombay Burmah Trading Co.	15,052	336
	Caplin Point Laboratories Ltd.	14,678	336
*,3	Ujjivan Small Finance Bank Ltd.	574,904	336
	RR Kabel Ltd.	20,803	331
	Mastek Ltd.	13,582	327
*	NMDC Steel Ltd.	674,943	327
	Prudent Corporate Advisory Services Ltd.	11,341	326
	South Indian Bank Ltd.	787,710	325
[3]	Godrej Agrovet Ltd.	43,547	325
*	Indian Overseas Bank	720,530	325
	Zydus Wellness Ltd.	60,215	323
	Concord Biotech Ltd.	19,807	322
*	Pricol Ltd.	53,732	320
	Maharashtra Scooters Ltd.	1,874	319
	Safari Industries India Ltd.	13,246	318
	JK Lakshmi Cement Ltd.	32,258	316
	Century Plyboards India Ltd.	37,259	316
	Marksans Pharma Ltd.	154,065	316
*	SignatureGlobal India Ltd.	25,529	312
*	Hindustan Construction Co. Ltd.	965,189	310
	Jindal Saw Ltd.	156,942	310
*	Tata Teleservices Maharashtra Ltd.	501,862	309
	EPL Ltd.	133,127	303
	Procter & Gamble Health Ltd.	4,346	302
	Voltamp Transformers Ltd.	3,630	302
	Shakti Pumps India Ltd.	32,760	302
*	JSW Holdings Ltd.	1,627	301
*	Eureka Forbes Ltd.	47,780	300
	Doms Industries Ltd.	10,342	299
	Bikaji Foods International Ltd.	36,159	297
	Action Construction Equipment Ltd.	23,855	296
	Vardhman Textiles Ltd.	60,171	295
	Kirloskar Pneumatic Co. Ltd.	23,464	295
	Minda Corp. Ltd.	46,421	295
[3]	KPI Green Energy Ltd.	48,810	294
	Vesuvius India Ltd.	52,960	294
	DCB Bank Ltd.	163,334	291
	Praj Industries Ltd.	76,620	291
	Tamilnad Mercantile Bank Ltd.	51,470	289
	Genus Power Infrastructures Ltd.	74,899	287
*	GMR Power & Urban Infra Ltd.	215,841	285
	Westlife Foodworld Ltd.	42,368	283
	Fine Organic Industries Ltd.	5,648	282
	Vedant Fashions Ltd.	38,647	281
*	Azad Engineering Ltd.	14,675	280
	Alkyl Amines Chemicals Ltd.	13,163	276
	Gujarat Pipavav Port Ltd.	144,949	272
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	47,988	272
	Garware Technical Fibres Ltd.	31,580	270
	Sanofi Consumer Healthcare India Ltd.	4,933	269
*	IFCI Ltd.	409,822	267
*	Sun Pharma Advanced Research Co. Ltd.	175,215	267
*	Infibeam Avenues Ltd. (XNSE)	1,207,451	265
*	Borosil Renewables Ltd.	36,359	264
	Cera Sanitaryware Ltd.	3,753	263
	Shilpa Medicare Ltd.	66,036	263
	Central Bank of India Ltd.	586,562	261
*,3	Equitas Small Finance Bank Ltd.	407,119	261
	Jupiter Wagons Ltd.	72,009	261
	Mrs Bectors Food Specialities Ltd.	17,314	261
	Jammu & Kashmir Bank Ltd.	216,079	258
*	Websol Energy System Ltd.	18,848	258

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Sterlite Technologies Ltd.	194,762	257
	BLS International Services Ltd.	72,612	257
*	TVS Supply Chain Solutions Ltd.	177,181	257
	Graphite India Ltd.	36,497	256
	Tanla Platforms Ltd.	37,034	254
	Shipping Corp. of India Ltd.	87,101	254
	JBM Auto Ltd.	33,344	250
	Aarti Pharmalabs Ltd.	25,956	249
*	Valor Estate Ltd.	146,798	246
*	Rategain Travel Technologies Ltd.	34,272	246
	Arvind Fashions Ltd.	43,446	246
*	Network18 Media & Investments Ltd.	455,290	246
	Pfizer Ltd.	4,150	244
	Mahindra Lifespace Developers Ltd.	56,062	244
	GMM Pfaudler Ltd.	16,739	243
*	Ashoka Buildcon Ltd.	104,100	241
*	Restaurant Brands Asia Ltd.	315,551	239
	Welspun India Ltd.	163,043	238
*	VIP Industries Ltd.	51,550	236
	Archean Chemical Industries Ltd.	31,677	236
*	Shree Renuka Sugars Ltd.	702,285	233
	Suprajit Engineering Ltd.	45,808	230
	Avanti Feeds Ltd.	29,194	229
	PTC India Ltd.	121,115	229
	Anup Engineering Ltd.	8,819	229
	KSB Ltd.	25,540	227
	RITES Ltd.	80,897	223
	ION Exchange India Ltd.	48,802	220
	Garware Hi-Tech Films Ltd.	5,726	220
	Trident Ltd.	679,166	219
	Railtel Corp. of India Ltd.	52,839	219
	Rallis India Ltd.	74,494	217
	Relaxo Footwears Ltd.	44,286	217
	AurionPro Solutions Ltd.	15,938	217
	Power Mech Projects Ltd.	7,679	216
	Electrosteel Castings Ltd.	205,511	211
	NIIT Learning Systems Ltd.	56,349	206
	Rain Industries Ltd.	136,140	205
*	Raymond Lifestyle Ltd.	15,375	205
	Rhi Magnesita India Ltd.	37,741	203
*	V-Mart Retail Ltd.	21,612	202
*	RattanIndia Power Ltd.	1,646,457	202
	Triveni Engineering & Industries Ltd.	50,317	202
	Cello World Ltd.	26,752	197
*	Zaggle Prepaid Ocean Services Ltd.	46,683	196
	Texmaco Rail & Engineering Ltd.	125,174	192
	PNC Infratech Ltd.	59,998	189
*	India Cements Ltd.	41,368	187
	Balaji Amines Ltd.	11,748	186
	ISGEC Heavy Engineering Ltd.	18,816	186
	Orient Cement Ltd.	76,098	184
	Thomas Cook India Ltd.	100,656	183
*	Mangalore Refinery & Petrochemicals Ltd.	97,251	182
	Saregama India Ltd.	35,469	182
*	Alok Industries Ltd.	890,350	175
*	Rajesh Exports Ltd.	83,961	172
	Maharashtra Seamless Ltd.	26,258	168
*	Sterling & Wilson Renewable	68,064	168
	Orient Electric Ltd.	70,738	166
	TTK Prestige Ltd.	22,000	166
*	Sheela Foam Ltd.	20,446	161
	NOCIL Ltd.	76,124	159
	Kaveri Seed Co. Ltd.	13,514	158
	Paisalo Digital Ltd.	370,757	158
	JK Paper Ltd.	35,100	157
	KNR Constructions Ltd.	76,589	156
	Polyplex Corp. Ltd.	14,297	154
[3]	Quess Corp. Ltd.	53,096	143
	G R Infraprojects Ltd.	10,872	143
*	Jai Balaji Industries Ltd.	128,462	137

Total World Stock Index Fund
		Shares	Market Value• ($000)
[3]	Dilip Buildcon Ltd.	24,359	136
	Route Mobile Ltd.	16,654	134
	Bajaj Electricals Ltd.	22,908	133
*	TeamLease Services Ltd.	6,983	132
*	Bajaj Consumer Care Ltd.	41,473	130
	Campus Activewear Ltd.	41,160	130
*	Raymond Ltd.	19,219	124
	Galaxy Surfactants Ltd.	4,894	123
	Gateway Distriparks Ltd.	168,614	121
	Vaibhav Global Ltd.	25,010	76
	Symphony Ltd.	6,918	73
*	Allcargo Logistics Ltd.	177,663	69
*,2	Advent Hotels International Pvt Ltd.	14,680	52
	NIIT Ltd.	40,043	47
*	Yaari Digital Integrated Services Ltd.	136,345	33
			1,455,583
Indonesia (0.1%)
	Bank Central Asia Tbk PT	35,310,320	18,079
	Bank Rakyat Indonesia Persero Tbk PT	47,633,042	11,395
	Bank Mandiri Persero Tbk PT	31,370,964	8,888
	Telkom Indonesia Persero Tbk PT	32,141,940	6,217
	Astra International Tbk PT	14,008,030	5,180
*	Amman Mineral Internasional PT	8,452,700	3,606
*	Dian Swastatika Sentosa Tbk PT	653,000	3,318
*	Barito Pacific Tbk PT	14,788,177	3,065
*	Bumi Resources Minerals Tbk PT	38,086,982	2,104
	Bank Negara Indonesia Persero Tbk PT	7,972,260	2,095
*	GoTo Gojek Tokopedia Tbk PT	580,142,100	2,084
	Sumber Alfaria Trijaya Tbk PT	14,488,400	1,750
	United Tractors Tbk PT	959,260	1,551
	Petrindo Jaya Kreasi Tbk PT	12,378,300	1,494
	Charoen Pokphand Indonesia Tbk PT	5,128,900	1,439
	Indofood Sukses Makmur Tbk PT	3,061,200	1,362
	Kalbe Farma Tbk PT	15,586,500	1,196
*	Merdeka Copper Gold Tbk PT	8,128,800	1,189
*	Bumi Resources Tbk PT	113,520,065	968
	Aneka Tambang Tbk	4,856,300	903
	Elang Mahkota Teknologi Tbk PT	12,364,300	879
*	Adaro Andalan Indonesia PT	1,493,200	768
	Indofood CBP Sukses Makmur Tbk PT	1,391,300	727
	Indah Kiat Pulp & Paper Corp. Tbk PT	1,600,600	716
	Alamtri Resources Indonesia Tbk PT	6,201,300	702
	Perusahaan Gas Negara Persero Tbk PT	6,351,200	664
	Medikaloka Hermina Tbk PT	6,352,900	574
	Unilever Indonesia Tbk PT	3,601,300	558
	Mitra Keluarga Karyasehat Tbk PT	3,503,400	544
	Trimegah Bangun Persada Tbk PT	7,244,000	544
	XLSMART Telecom Sejahtera Tbk PT	3,450,446	541
*	Bank Jago Tbk PT	3,518,500	462
	Mitra Adiperkasa Tbk PT	5,496,000	426
	Cisarua Mountain Dairy Tbk PT	1,236,200	422
	Tower Bersama Infrastructure Tbk PT	2,882,359	413
	Indosat Tbk PT	3,501,600	396
*	Bukalapak.com PT Tbk	39,241,700	396
	Medco Energi Internasional Tbk PT	4,933,581	395
	Japfa Comfeed Indonesia Tbk PT	2,544,500	384
	Dayamitra Telekomunikasi PT	11,275,900	380
	Bank Syariah Indonesia Tbk PT	2,461,181	377
	Sarana Menara Nusantara Tbk PT	10,600,800	347
	Ciputra Development Tbk PT	6,511,930	346
	Gudang Garam Tbk PT	330,600	344
	Semen Indonesia Persero Tbk PT	2,056,694	341
	Alamtri Minerals Indonesia Tbk PT	4,050,900	340
	Vale Indonesia Tbk PT	1,180,144	337
	AKR Corporindo Tbk PT	4,222,200	310
	Pabrik Kertas Tjiwi Kimia Tbk PT	735,400	308
	Mayora Indah Tbk PT	2,290,500	293
	Bukit Asam Tbk PT	1,937,900	280
*	Bumi Serpong Damai Tbk PT	4,606,300	271

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Jasa Marga Persero Tbk PT	1,257,417	270
	Pakuwon Jati Tbk PT	12,205,800	270
	Indocement Tunggal Prakarsa Tbk PT	655,375	246
	Map Aktif Adiperkasa PT	5,841,700	245
	Timah Tbk PT	1,493,300	240
	Bank Tabungan Negara Persero Tbk PT	3,224,980	237
*	MNC Digital Entertainment Tbk PT	7,638,286	232
	Avia Avian Tbk PT	9,290,900	231
	Surya Citra Media Tbk PT	11,298,100	229
	Summarecon Agung Tbk PT	9,447,166	222
	BFI Finance Indonesia Tbk PT	4,558,800	220
*	Siloam International Hospitals Tbk PT	1,650,401	215
	ESSA Industries Indonesia Tbk PT	5,478,700	203
	Bank BTPN Syariah Tbk PT	1,919,700	158
	Indo Tambangraya Megah Tbk PT	101,500	143
	Astra Agro Lestari Tbk PT	294,355	138
	Bank Pan Indonesia Tbk PT	2,092,200	130
*,2	Waskita Karya Persero Tbk PT	9,251,808	112
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	3,103,700	104
*	Lippo Karawaci Tbk PT	19,524,292	104
	Aspirasi Hidup Indonesia Tbk PT	3,765,500	100
	Matahari Department Store Tbk PT	968,300	98
*	Bank Neo Commerce Tbk PT	4,158,400	97
*	Panin Financial Tbk PT	6,493,900	94
*	Media Nusantara Citra Tbk PT	4,372,200	70
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	725,400	61
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,217,790	59
			97,196
Ireland (0.1%)
	AIB Group plc	1,523,061	14,037
	Bank of Ireland Group plc	690,409	11,304
	Kerry Group plc Class A	119,820	10,930
	Kingspan Group plc	107,781	8,070
	Glanbia plc (XDUB)	131,844	2,232
	Ryanair Holdings plc	36,656	1,110
	Cairn Homes plc (XDUB)	426,619	948
	Dalata Hotel Group plc	120,798	896
*,2	Irish Bank Resolution Corp. Ltd.	14,385	—
			49,527
Israel (0.2%)
	Bank Leumi Le-Israel BM	1,090,715	22,137
	Bank Hapoalim BM	966,206	19,597
*	Teva Pharmaceutical Industries Ltd.	834,116	17,080
	Israel Discount Bank Ltd. Class A	933,702	9,331
	Elbit Systems Ltd.	19,274	9,130
*	Nova Ltd.	20,591	7,153
	Mizrahi Tefahot Bank Ltd.	105,790	6,878
*	Tower Semiconductor Ltd.	78,408	6,481
*	Nice Ltd.	45,582	6,218
	Phoenix Financial Ltd.	157,348	6,057
	ICL Group Ltd.	507,282	3,323
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,608,279	3,294
*	Enlight Renewable Energy Ltd.	83,016	2,886
	Harel Insurance Investments & Financial Services Ltd.	79,912	2,785
	Azrieli Group Ltd.	25,413	2,681
	Clal Insurance Enterprises Holdings Ltd.	47,879	2,662
	First International Bank of Israel Ltd.	36,940	2,657
*	Camtek Ltd.	19,970	2,496
	Big Shopping Centers Ltd.	10,525	2,355
	Next Vision Stabilized Systems Ltd.	46,738	2,052
	Melisron Ltd.	15,686	2,042
	Delek Group Ltd.	6,928	1,822
	Shufersal Ltd.	140,402	1,745
	Mivne Real Estate KD Ltd.	391,509	1,729
*	OPC Energy Ltd.	87,380	1,576
	Menora Mivtachim Holdings Ltd.	15,754	1,569
	Tel Aviv Stock Exchange Ltd.	62,266	1,450
	Alony Hetz Properties & Investments Ltd.	116,065	1,423
	Paz Retail & Energy Ltd.	6,500	1,389

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Migdal Insurance & Financial Holdings Ltd.	370,714	1,330
	Amot Investments Ltd.	154,460	1,219
	Reit 1 Ltd.	145,927	1,196
	Matrix IT Ltd.	31,744	1,176
*	Shikun & Binui Ltd.	207,675	1,157
	Strauss Group Ltd.	38,878	1,095
	Israel Corp. Ltd.	2,831	1,002
*	Bet Shemesh Engines Holdings 1997 Ltd.	4,834	997
	Mega Or Holdings Ltd.	15,509	952
	Hilan Ltd.	12,014	946
	One Software Technologies Ltd.	35,181	946
	Electra Ltd.	29,640	939
	Partner Communications Co. Ltd.	91,786	911
	FIBI Holdings Ltd.	11,640	894
	Formula Systems 1985 Ltd.	6,089	884
	Aura Investments Ltd.	117,433	847
	Sapiens International Corp. NV	19,761	846
*	El Al Israel Airlines	198,081	823
	Shapir Engineering & Industry Ltd.	91,917	822
*	Fattal Holdings 1998 Ltd.	4,454	808
	Energix-Renewable Energies Ltd.	173,227	800
*	Equital Ltd.	16,480	786
	Meitav Investment House Ltd.	24,081	758
*	Airport City Ltd.	37,952	750
	YH Dimri Construction & Development Ltd.	6,090	735
*	Cellcom Israel Ltd.	68,255	712
	Kenon Holdings Ltd.	13,562	706
	Ashtrom Group Ltd.	30,729	702
	Israel Canada T.R Ltd.	132,683	691
	Sella Capital Real Estate Ltd.	173,996	619
	Gav-Yam Lands Corp. Ltd.	43,838	546
	Fox Wizel Ltd.	4,705	542
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,728	538
	Isracard Ltd.	126,001	538
*	OY Nofar Energy Ltd.	15,647	499
	Inrom Construction Industries Ltd.	65,563	489
	Summit Real Estate Holdings Ltd.	20,728	424
*	Nayax Ltd.	9,987	418
	Danel Adir Yeoshua Ltd.	3,008	416
*	Priortech Ltd.	5,204	398
	Oil Refineries Ltd.	1,298,336	379
	Delta Galil Ltd.	5,243	293
	IDI Insurance Co. Ltd.	4,336	257
*	Perion Network Ltd.	25,241	237
	Elco Ltd.	4,366	235
	Delek Automotive Systems Ltd.	26,913	226
	G City Ltd.	45,132	154
	AudioCodes Ltd.	366	3
			185,639
Italy (0.7%)
	UniCredit SpA	1,108,134	82,054
	Intesa Sanpaolo SpA	11,151,041	71,872
	Enel SpA	5,494,361	55,580
	Ferrari NV	84,987	34,034
	Generali	684,856	26,364
	Eni SpA	1,378,084	25,411
	Prysmian SpA	205,990	21,477
	Leonardo SpA	292,948	17,235
	Stellantis NV	1,558,385	15,849
	Banco BPM SpA	1,058,683	15,424
	Banca Monte dei Paschi di Siena SpA	1,524,974	13,375
	BPER Banca SpA	1,001,242	11,997
	FinecoBank Banca Fineco SpA	446,550	10,217
	Terna - Rete Elettrica Nazionale	991,134	10,163
	Moncler SpA	163,505	9,809
	Snam SpA	1,450,046	8,943
[3]	Poste Italiane SpA	324,055	7,813
	Unipol Assicurazioni SpA	264,947	5,801
*	Telecom Italia SpA (MTAA)	7,727,591	4,557

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Italgas SpA	424,205	4,451
	Recordati Industria Chimica e Farmaceutica SpA	74,142	4,413
	Lottomatica Group SpA	173,668	4,282
	Tenaris SA	189,159	3,759
	Buzzi SpA	61,170	3,685
	A2A SpA	1,067,555	3,110
	Iveco Group NV	135,522	2,880
	Azimut Holding SpA	72,127	2,823
	Interpump Group SpA	53,938	2,784
	Banca Mediolanum SpA	137,953	2,773
	Davide Campari-Milano NV	394,416	2,746
	Hera SpA	574,854	2,580
[3]	Infrastrutture Wireless Italiane SpA	215,678	2,370
	Brunello Cucinelli SpA	23,258	2,357
	Saipem SpA	897,232	2,339
[3]	Nexi SpA	418,463	2,206
	Reply SpA	15,666	2,199
	Banca Generali SpA	36,709	2,079
[3]	Pirelli & C SpA	262,262	1,841
*	Fincantieri SpA	65,803	1,693
	De' Longhi SpA	45,042	1,644
*,3	BFF Bank SpA	129,109	1,558
[3]	Technogym SpA	82,916	1,502
	Maire SpA	95,779	1,454
[1]	Mediobanca Banca di Credito Finanziario SpA	74,615	1,426
	Amplifon SpA	82,856	1,416
	SOL SpA	23,582	1,381
	Webuild SpA (MTAA)	321,334	1,299
	DiaSorin SpA	14,620	1,295
	Iren SpA	407,360	1,202
*	Technoprobe SpA	110,048	1,191
	Tenaris SA ADR	26,582	1,058
	Brembo NV	92,593	999
	Banca Popolare di Sondrio SpA	59,377	996
	Tamburi Investment Partners SpA	83,125	839
	ERG SpA	32,477	838
[3]	Carel Industries SpA	31,974	831
[3]	Enav SpA	156,225	816
	Credito Emiliano SpA	42,857	678
	ACEA SpA	27,865	676
	MFE-MediaForEurope NV Class A	185,212	656
	Danieli & C Officine Meccaniche SpA (MTAA)	11,340	613
	Moltiply Group SpA	10,827	589
	Italmobiliare SpA	13,795	518
	Cementir Holding NV	26,273	484
	Banca IFIS SpA	17,903	463
[3]	RAI Way SpA	63,457	435
	Intercos SpA	30,207	412
	Sesa SpA	4,305	401
*	Salvatore Ferragamo SpA	48,656	392
	El.En. SpA	29,464	386
	Sanlorenzo SpA	8,234	322
[1]	Tinexta SpA	15,151	259
	Ariston Holding NV	56,751	236
	MFE-MediaForEurope NV Class B	50,501	235
[1]	Piaggio & C SpA	90,492	206
*,1	Juventus Football Club SpA	62,426	198
[3]	Anima Holding SpA	27,826	197
*,3	GVS SpA	39,763	197
	Arnoldo Mondadori Editore SpA	74,965	180
	MARR SpA	13,886	147
	Alerion Cleanpower SpA	5,494	131
[1]	Zignago Vetro SpA	13,478	117
	Rizzoli Corriere Della Sera Mediagroup SpA	37,870	45
			536,263
Japan (5.6%)
	Toyota Motor Corp.	7,554,040	154,005
	SoftBank Group Corp.	697,140	122,326
	Mitsubishi UFJ Financial Group Inc.	7,893,760	119,237

Total World Stock Index Fund
	Shares	Market Value• ($000)
Sony Group Corp.	4,272,900	118,998
Hitachi Ltd.	3,133,060	107,022
Advantest Corp.	520,456	77,936
Sumitomo Mitsui Financial Group Inc.	2,628,344	71,159
Tokyo Electron Ltd.	315,200	69,492
Mitsubishi Heavy Industries Ltd.	2,288,870	69,100
Nintendo Co. Ltd.	716,160	61,081
Mizuho Financial Group Inc.	1,744,110	58,420
Mitsubishi Corp.	2,392,100	57,441
ITOCHU Corp.	906,728	52,521
Keyence Corp.	135,732	50,375
Tokio Marine Holdings Inc.	1,315,956	49,076
Recruit Holdings Co. Ltd.	963,927	47,799
Fast Retailing Co. Ltd.	128,500	47,175
Mitsui & Co. Ltd.	1,811,000	44,535
Mitsubishi Electric Corp.	1,435,140	40,747
Shin-Etsu Chemical Co. Ltd.	1,320,780	39,701
Hoya Corp.	240,551	39,073
Fujitsu Ltd.	1,235,500	32,198
NEC Corp.	883,000	32,071
Daiichi Sankyo Co. Ltd.	1,318,300	31,492
KDDI Corp.	1,967,900	31,369
Takeda Pharmaceutical Co. Ltd.	1,125,439	30,373
Softbank Corp.	20,095,930	28,556
Honda Motor Co. Ltd.	2,794,123	28,241
Aeon Co. Ltd.	1,767,428	27,955
Japan Tobacco Inc.	791,782	27,580
Fujikura Ltd.	194,400	26,472
Marubeni Corp.	1,055,728	25,946
Murata Manufacturing Co. Ltd.	1,201,422	25,904
TDK Corp.	1,365,300	23,855
Daikin Industries Ltd.	198,863	23,104
FANUC Corp.	666,155	22,231
Komatsu Ltd.	656,050	21,945
Sumitomo Corp.	731,900	21,292
Chugai Pharmaceutical Co. Ltd.	457,500	20,939
Disco Corp.	62,100	20,622
Seven & i Holdings Co. Ltd.	1,591,000	20,237
NTT Inc.	19,603,400	20,177
ORIX Corp.	822,860	20,129
Sumitomo Electric Industries Ltd.	540,400	19,702
FUJIFILM Holdings Corp.	847,200	19,635
Mitsui Fudosan Co. Ltd.	1,870,700	19,478
Ajinomoto Co. Inc.	685,800	19,451
Sompo Holdings Inc.	629,025	19,170
Panasonic Holdings Corp.	1,624,959	18,881
Suzuki Motor Corp.	1,257,484	18,773
East Japan Railway Co.	748,915	18,292
MS&AD Insurance Group Holdings Inc.	885,568	18,255
Denso Corp.	1,304,700	18,229
Dai-ichi Life Holdings Inc.	2,521,900	17,701
Canon Inc.	612,800	17,598
Otsuka Holdings Co. Ltd.	317,000	17,252
Bridgestone Corp.	394,604	17,226
Mitsubishi Estate Co. Ltd.	805,591	17,072
Terumo Corp.	1,046,656	16,894
Resona Holdings Inc.	1,613,289	15,554
Oriental Land Co. Ltd.	766,200	15,506
Toyota Tsusho Corp.	499,900	15,280
Central Japan Railway Co.	614,895	15,054
Nomura Holdings Inc.	2,103,300	15,009
Nippon Steel Corp.	3,518,790	14,505
Renesas Electronics Corp.	1,173,423	14,491
Japan Post Bank Co. Ltd.	1,277,036	14,309
Kao Corp.	337,148	14,268
Daiwa House Industry Co. Ltd.	417,100	14,151
IHI Corp.	657,600	13,615
Astellas Pharma Inc.	1,285,900	13,460
SMC Corp.	38,600	13,214
Kyocera Corp.	974,000	12,924

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Toyota Industries Corp.	118,800	12,914
	Sumitomo Mitsui Trust Group Inc.	463,092	12,720
	Bandai Namco Holdings Inc.	401,100	12,483
	Nitto Denko Corp.	498,600	12,418
	Asics Corp.	487,200	12,406
	ENEOS Holdings Inc.	1,897,307	11,970
	Inpex Corp.	640,900	11,826
	Asahi Group Holdings Ltd.	1,088,556	11,737
	Nomura Research Institute Ltd.	301,069	11,625
	Japan Post Holdings Co. Ltd.	1,235,152	11,575
	Konami Group Corp.	67,700	11,274
	Lasertec Corp.	54,700	11,106
	Kansai Electric Power Co. Inc.	699,600	10,914
	Nippon Yusen KK	296,900	10,253
	Sumitomo Realty & Development Co. Ltd.	234,646	10,019
	Secom Co. Ltd.	292,174	9,877
	Kajima Corp.	304,900	9,829
	Olympus Corp.	783,300	9,640
	Sekisui House Ltd.	446,500	9,580
	Kubota Corp.	719,800	9,319
	Shionogi & Co. Ltd.	548,000	9,191
	Tokyo Gas Co. Ltd.	253,500	8,896
	Subaru Corp.	416,300	8,856
	SBI Holdings Inc.	195,140	8,720
	Ebara Corp.	325,700	8,686
	Kawasaki Heavy Industries Ltd.	107,500	8,608
[1]	NIDEC Corp.	686,892	8,357
	Japan Exchange Group Inc.	748,800	8,350
	Ibiden Co. Ltd.	87,000	8,189
	Obayashi Corp.	482,100	8,156
	Kirin Holdings Co. Ltd.	574,500	8,079
	Taisei Corp.	109,199	7,945
	Pan Pacific International Holdings Corp.	1,323,000	7,870
	Osaka Gas Co. Ltd.	249,500	7,850
	Daifuku Co. Ltd.	238,500	7,603
	Ryohin Keikaku Co. Ltd.	365,240	7,513
	Chubu Electric Power Co. Inc.	530,970	7,384
	T&D Holdings Inc.	342,300	7,351
	Obic Co. Ltd.	235,000	7,290
	Daiwa Securities Group Inc.	913,900	7,033
	Asahi Kasei Corp.	901,200	6,905
	Fuji Electric Co. Ltd.	96,377	6,883
*	Rakuten Group Inc.	1,030,400	6,741
	Mitsui OSK Lines Ltd.	225,317	6,695
	Aisin Corp.	369,500	6,640
	Toray Industries Inc.	1,076,400	6,590
	West Japan Railway Co.	312,464	6,422
	Capcom Co. Ltd.	238,500	6,228
	Sanrio Co. Ltd.	133,076	6,159
	Eisai Co. Ltd.	197,000	5,851
	SCREEN Holdings Co. Ltd.	61,400	5,821
	Shimano Inc.	54,200	5,678
	Sumitomo Metal Mining Co. Ltd.	173,100	5,663
	Nexon Co. Ltd.	275,124	5,611
	Yokohama Financial Group Inc.	753,579	5,474
	Niterra Co. Ltd.	132,000	5,415
	LY Corp.	1,799,100	5,287
	Yokogawa Electric Corp.	175,900	5,262
	JFE Holdings Inc.	457,100	5,238
*	Tokyo Electric Power Co. Holdings Inc.	1,043,500	5,215
	Minebea Mitsumi Inc.	263,284	5,203
	TIS Inc.	151,000	5,202
	Unicharm Corp.	837,600	5,182
	Yaskawa Electric Corp.	182,563	5,007
	Nippon Building Fund Inc.	5,416	4,999
	Makita Corp.	165,000	4,988
	Resonac Holdings Corp.	126,588	4,932
	JX Advanced Metals Corp.	371,125	4,932
	Mitsubishi Chemical Group Corp.	941,884	4,920
	Shimadzu Corp.	178,200	4,791

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kokusai Electric Corp.	130,000	4,750
	Nitori Holdings Co. Ltd.	288,600	4,676
	Sekisui Chemical Co. Ltd.	268,200	4,646
	Dai Nippon Printing Co. Ltd.	277,200	4,627
	Shiseido Co. Ltd.	273,800	4,612
	Shimizu Corp.	343,100	4,605
	Isuzu Motors Ltd.	371,420	4,557
	Trend Micro Inc.	88,300	4,506
	Yamaha Motor Co. Ltd.	623,700	4,494
	Chiba Bank Ltd.	456,200	4,451
	Mitsubishi HC Capital Inc. (XTKS)	568,450	4,447
	BayCurrent Inc.	96,870	4,443
	Toyo Suisan Kaisha Ltd.	60,500	4,385
	AGC Inc.	138,900	4,340
	Nippon Sanso Holdings Corp.	129,400	4,298
	Shizuoka Financial Group Inc.	319,000	4,296
	Toho Co. Ltd.	73,200	4,291
	Nippon Paint Holdings Co. Ltd.	666,453	4,239
*	Sony Financial Group Inc.	4,203,200	4,238
	MatsukiyoCocokara & Co.	233,540	4,231
	Hankyu Hanshin Holdings Inc.	155,100	4,165
	TOPPAN Holdings Inc.	168,100	4,111
	Seibu Holdings Inc.	116,488	4,094
	M3 Inc.	289,938	4,063
	Zensho Holdings Co. Ltd.	64,000	3,985
*	Kioxia Holdings Corp.	57,000	3,975
	Kikkoman Corp.	496,550	3,954
	Japan Real Estate Investment Corp.	4,714	3,888
	Mitsui Kinzoku Co. Ltd.	38,000	3,871
	Mebuki Financial Group Inc.	618,650	3,860
	Rohm Co. Ltd.	236,100	3,781
	Omron Corp.	133,000	3,709
	Idemitsu Kosan Co. Ltd.	532,670	3,704
	Tokyu Corp.	330,800	3,681
	Square Enix Holdings Co. Ltd.	190,200	3,679
	Sumitomo Forestry Co. Ltd.	352,300	3,665
	Sanwa Holdings Corp.	134,100	3,657
	Japan Metropolitan Fund Investment	4,659	3,604
	Fukuoka Financial Group Inc.	123,464	3,588
	Daito Trust Construction Co. Ltd.	191,760	3,585
	Food & Life Cos. Ltd.	73,500	3,585
	Sojitz Corp.	133,259	3,535
	SCSK Corp.	96,200	3,535
	Kyoto Financial Group Inc.	174,000	3,525
	Kawasaki Kisen Kaisha Ltd.	245,191	3,513
	Sysmex Corp.	309,002	3,445
	Isetan Mitsukoshi Holdings Ltd.	219,300	3,442
	Hulic Co. Ltd.	330,371	3,413
*	Rakuten Bank Ltd.	62,100	3,408
	Nippon Express Holdings Inc.	160,100	3,406
*	Nissan Motor Co. Ltd.	1,479,641	3,382
	MEIJI Holdings Co. Ltd.	175,468	3,378
	Furukawa Electric Co. Ltd.	47,400	3,355
	Azbil Corp.	340,300	3,354
	Ricoh Co. Ltd.	385,400	3,306
	Ono Pharmaceutical Co. Ltd.	267,300	3,262
	Hikari Tsushin Inc.	12,100	3,205
	Kinden Corp.	78,900	3,161
	Kyushu Electric Power Co. Inc.	319,300	3,134
	KDX Realty Investment Corp.	2,796	3,096
	Japan Post Insurance Co. Ltd.	119,678	3,095
	Tokyu Fudosan Holdings Corp.	382,086	3,079
	Yokohama Rubber Co. Ltd.	85,500	3,051
	NGK Insulators Ltd.	180,000	3,037
	Otsuka Corp.	153,300	3,031
	MISUMI Group Inc.	193,200	3,012
	Nomura Real Estate Master Fund Inc.	2,785	2,972
	Nissan Chemical Corp.	87,100	2,943
	Japan Steel Works Ltd.	44,900	2,941
	Kurita Water Industries Ltd.	77,400	2,932

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sumitomo Chemical Co. Ltd.	983,592	2,893
	Mazda Motor Corp.	417,400	2,876
	Mitsui Chemicals Inc.	121,600	2,871
	USS Co. Ltd.	259,800	2,868
	Nippon Prologis REIT Inc.	4,803	2,794
	CyberAgent Inc.	278,968	2,781
	Haseko Corp.	172,200	2,781
	Brother Industries Ltd.	162,500	2,766
	Oji Holdings Corp.	547,700	2,763
	Tosoh Corp.	192,990	2,752
	Skylark Holdings Co. Ltd.	151,847	2,747
	Kobe Steel Ltd.	233,200	2,745
	Yamato Holdings Co. Ltd.	186,400	2,725
	NOF Corp.	153,100	2,724
	Dentsu Group Inc.	137,049	2,714
	Hachijuni Bank Ltd.	268,400	2,704
	Mitsui E&S Co. Ltd.	66,200	2,691
	Socionext Inc.	118,800	2,674
	Tokyo Ohka Kogyo Co. Ltd.	73,200	2,671
	Iyogin Holdings Inc.	170,000	2,656
	TOTO Ltd.	104,300	2,646
	GLP J-Reit	2,885	2,615
	Suntory Beverage & Food Ltd.	85,700	2,594
	Hirose Electric Co. Ltd.	19,221	2,575
	Kyowa Kirin Co. Ltd.	166,100	2,572
	Kintetsu Group Holdings Co. Ltd.	135,500	2,571
	Hoshizaki Corp.	72,864	2,564
	Amada Co. Ltd.	212,700	2,536
	Kyushu Railway Co.	99,624	2,527
[1]	Nissin Foods Holdings Co. Ltd.	139,900	2,525
	Daiwa House REIT Investment Corp.	2,918	2,515
	United Urban Investment Corp.	2,057	2,490
	J Front Retailing Co. Ltd.	164,300	2,471
	SG Holdings Co. Ltd.	268,400	2,467
[1]	Yakult Honsha Co. Ltd.	164,376	2,461
	Orix JREIT Inc.	3,633	2,459
	Odakyu Electric Railway Co. Ltd.	230,000	2,433
	Sapporo Holdings Ltd.	50,600	2,432
	MonotaRO Co. Ltd.	172,744	2,410
	Tokyo Tatemono Co. Ltd.	128,700	2,403
	ZOZO Inc.	276,900	2,394
	Horiba Ltd.	25,700	2,388
	Asahi Intecc Co. Ltd.	150,500	2,387
	Nikon Corp.	203,200	2,370
	McDonald's Holdings Co. Japan Ltd.	60,400	2,363
	NH Foods Ltd.	63,800	2,356
	Open House Group Co. Ltd.	48,800	2,348
	SUMCO Corp.	229,626	2,340
	Kuraray Co. Ltd.	214,900	2,329
	Gunma Bank Ltd.	222,600	2,314
	Taiyo Yuden Co. Ltd.	80,300	2,281
	Invincible Investment Corp.	5,084	2,271
	Seiko Epson Corp.	178,900	2,267
	Keisei Electric Railway Co. Ltd.	283,800	2,265
	Tohoku Electric Power Co. Inc.	328,200	2,246
	Electric Power Development Co. Ltd.	117,600	2,235
	Mitsubishi Gas Chemical Co. Inc.	120,300	2,226
	Rohto Pharmaceutical Co. Ltd.	141,700	2,198
	Sumitomo Heavy Industries Ltd.	82,000	2,192
	BIPROGY Inc.	53,900	2,177
	Nagase & Co. Ltd.	99,500	2,173
	Hamamatsu Photonics KK	193,700	2,168
	Toyo Tire Corp.	78,900	2,156
*,1	Metaplanet Inc.	679,300	2,141
[1]	Tokyo Metro Co. Ltd.	203,700	2,141
	ADEKA Corp.	94,400	2,139
	Marui Group Co. Ltd.	111,400	2,136
	Lixil Corp.	191,700	2,125
	Santen Pharmaceutical Co. Ltd.	216,200	2,118
	COMSYS Holdings Corp.	83,798	2,113

Total World Stock Index Fund
	Shares	Market Value• ($000)
Takasago Thermal Engineering Co. Ltd.	71,000	2,107
Kandenko Co. Ltd.	68,800	2,103
Oracle Corp. Japan	22,800	2,102
Modec Inc.	32,400	2,102
Persol Holdings Co. Ltd.	1,251,300	2,076
Kewpie Corp.	74,300	2,062
Kobe Bussan Co. Ltd.	88,600	2,056
Tobu Railway Co. Ltd.	127,400	2,055
Zenkoku Hosho Co. Ltd.	100,000	2,055
EXEO Group Inc.	142,400	2,054
Nomura Real Estate Holdings Inc.	359,300	2,052
Sankyo Co. Ltd.	117,700	2,042
Medipal Holdings Corp.	124,700	2,029
Hitachi Construction Machinery Co. Ltd.	62,200	2,024
Takashimaya Co. Ltd.	187,700	2,008
Shimamura Co. Ltd.	31,100	2,005
Advance Residence Investment Corp.	1,849	2,001
Taiheiyo Cement Corp.	72,800	1,975
Air Water Inc.	139,400	1,947
THK Co. Ltd.	72,800	1,938
Toyo Seikan Group Holdings Ltd.	85,800	1,926
Sega Sammy Holdings Inc.	103,700	1,919
77 Bank Ltd.	44,700	1,916
Dexerials Corp.	118,400	1,910
Nabtesco Corp.	76,000	1,904
Tsuruha Holdings Inc.	109,300	1,898
Penta-Ocean Construction Co. Ltd.	207,200	1,897
ANA Holdings Inc.	101,030	1,894
Japan Hotel REIT Investment Corp.	3,221	1,876
Koito Manufacturing Co. Ltd.	124,500	1,854
NHK Spring Co. Ltd.	98,100	1,839
Kamigumi Co. Ltd.	60,900	1,828
Keio Corp.	75,700	1,795
Kansai Paint Co. Ltd.	111,200	1,785
Nisshin Seifun Group Inc.	157,620	1,782
Hokuhoku Financial Group Inc.	72,700	1,781
Cosmo Energy Holdings Co. Ltd.	77,704	1,774
GMO Payment Gateway Inc.	32,406	1,768
Yamazaki Baking Co. Ltd.	89,500	1,759
Kraftia Corp.	33,200	1,756
Nifco Inc.	60,302	1,748
Tokyo Seimitsu Co. Ltd.	25,400	1,747
Yamaha Corp.	276,700	1,746
Fujitec Co. Ltd.	47,100	1,728
Maruwa Co. Ltd.	6,100	1,725
Credit Saison Co. Ltd.	70,800	1,725
Hirogin Holdings Inc.	183,000	1,710
Rinnai Corp.	75,000	1,700
Dowa Holdings Co. Ltd.	46,500	1,686
Alfresa Holdings Corp.	119,100	1,683
Japan Airlines Co. Ltd.	93,045	1,676
Lion Corp.	167,900	1,654
ALSOK Co. Ltd.	238,700	1,631
GS Yuasa Corp.	58,300	1,628
Suzuken Co. Ltd.	42,760	1,624
Japan Prime Realty Investment Corp.	2,340	1,592
Nichirei Corp.	133,900	1,585
Organo Corp.	18,400	1,579
Mitsubishi Materials Corp.	81,234	1,564
Stanley Electric Co. Ltd.	79,100	1,554
Japan Airport Terminal Co. Ltd.	49,900	1,550
Nikkon Holdings Co. Ltd.	68,300	1,540
JGC Holdings Corp.	151,700	1,534
Iida Group Holdings Co. Ltd.	100,097	1,533
Sugi Holdings Co. Ltd.	70,800	1,529
Nippon Electric Glass Co. Ltd.	45,400	1,528
NSK Ltd.	301,100	1,517
Toho Gas Co. Ltd.	50,500	1,508
Kadokawa Corp.	67,172	1,508
Internet Initiative Japan Inc.	83,400	1,505

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nishi-Nippon Financial Holdings Inc.	87,900	1,502
	Ulvac Inc.	33,000	1,497
	Daishi Hokuetsu Financial Group Inc.	155,100	1,496
	Alps Alpine Co. Ltd.	117,267	1,477
	Industrial & Infrastructure Fund Investment Corp.	1,584	1,472
	Sankyu Inc.	28,800	1,471
	DMG Mori Co. Ltd.	94,400	1,464
	Mitsui Fudosan Logistics Park Inc.	1,971	1,429
	Keikyu Corp.	152,700	1,425
	Mitsubishi Logistics Corp.	196,500	1,425
	Nagoya Railroad Co. Ltd.	128,700	1,408
	DIC Corp.	59,800	1,407
	Mitsui Fudosan Accommodations Fund Inc.	1,664	1,402
	Keihan Holdings Co. Ltd.	68,100	1,380
	Kyushu Financial Group Inc.	240,570	1,379
	Kakaku.com Inc.	77,368	1,375
	Nippon Gas Co. Ltd.	71,800	1,374
	Coca-Cola Bottlers Japan Holdings Inc.	85,675	1,371
	Kokuyo Co. Ltd.	238,800	1,370
	Sumitomo Bakelite Co. Ltd.	41,200	1,370
	Sumitomo Rubber Industries Ltd.	116,772	1,368
	UACJ Corp.	105,600	1,364
	Nankai Electric Railway Co. Ltd.	75,300	1,360
	Chugin Financial Group Inc.	97,000	1,353
	INFRONEER Holdings Inc.	125,752	1,347
*	Sumitomo Pharma Co. Ltd.	123,200	1,343
	Yamato Kogyo Co. Ltd.	21,100	1,330
	Welcia Holdings Co. Ltd.	66,400	1,324
	Sekisui House REIT Inc.	2,570	1,323
	Micronics Japan Co. Ltd.	22,400	1,321
	Activia Properties Inc.	1,443	1,320
	Yamaguchi Financial Group Inc.	114,400	1,311
	Resorttrust Inc.	111,000	1,308
	Sundrug Co. Ltd.	48,100	1,298
	Nichias Corp.	34,400	1,284
	Tokyo Century Corp.	108,680	1,283
	Namura Shipbuilding Co. Ltd.	37,800	1,282
	Nissui Corp.	183,900	1,281
	JTEKT Corp.	127,900	1,280
	Iwatani Corp.	122,800	1,278
	Kobayashi Pharmaceutical Co. Ltd.	38,400	1,277
	Macnica Holdings Inc.	89,200	1,270
	Chugoku Electric Power Co. Inc.	226,000	1,257
	Taiyo Holdings Co. Ltd.	23,400	1,252
	Daicel Corp.	144,400	1,242
	Miura Co. Ltd.	63,200	1,224
	Denka Co. Ltd.	83,100	1,206
	Amano Corp.	45,100	1,197
	Toho Holdings Co. Ltd.	37,100	1,190
*	Visional Inc.	17,042	1,183
	Teijin Ltd.	134,700	1,178
	Ezaki Glico Co. Ltd.	36,800	1,176
	Jeol Ltd.	34,900	1,173
	Canon Marketing Japan Inc.	28,100	1,170
	Nihon Kohden Corp.	101,000	1,167
	Mitsui-Soko Holdings Co. Ltd.	44,400	1,165
	Sanki Engineering Co. Ltd.	33,900	1,165
	Anritsu Corp.	78,700	1,164
	Nippon Kayaku Co. Ltd.	127,200	1,163
	Wacoal Holdings Corp.	33,300	1,161
	Tomy Co. Ltd.	56,200	1,156
	Yamada Holdings Co. Ltd.	384,372	1,155
	Furuno Electric Co. Ltd.	19,800	1,149
	LaSalle Logiport REIT	1,186	1,148
*	Mercari Inc.	77,418	1,148
	Goldwin Inc.	69,300	1,145
	Daiwabo Holdings Co. Ltd.	61,100	1,141
	Mabuchi Motor Co. Ltd.	64,000	1,131
	Maruichi Steel Tube Ltd.	133,800	1,131
[1]	NS Solutions Corp.	44,600	1,124

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hisamitsu Pharmaceutical Co. Inc.	43,100	1,120
	Hakuhodo DY Holdings Inc.	154,700	1,120
	Toda Corp.	164,700	1,110
	Daisyo Corp.	155,800	1,108
	Seino Holdings Co. Ltd.	78,200	1,105
	Senko Group Holdings Co. Ltd.	84,300	1,100
	Cosmos Pharmaceutical Corp.	24,400	1,092
	Morinaga Milk Industry Co. Ltd.	50,300	1,086
	Tsumura & Co.	46,700	1,083
	Japan Logistics Fund Inc.	1,671	1,082
	OBIC Business Consultants Co. Ltd.	18,889	1,081
	Kanematsu Corp.	53,400	1,081
	San-In Godo Bank Ltd.	122,400	1,076
	Tokuyama Corp.	43,300	1,075
	Tokai Carbon Co. Ltd.	160,100	1,072
	NOK Corp.	60,300	1,071
	Shikoku Electric Power Co. Inc.	119,000	1,062
	NSD Co. Ltd.	49,680	1,061
	Koei Tecmo Holdings Co. Ltd.	78,624	1,058
	Japan Elevator Service Holdings Co. Ltd.	89,400	1,052
	Nitto Boseki Co. Ltd.	18,600	1,050
	Takara Holdings Inc.	102,900	1,048
	Casio Computer Co. Ltd.	133,500	1,047
	Yonex Co. Ltd.	40,700	1,047
	Suruga Bank Ltd.	104,000	1,041
	Aozora Bank Ltd.	72,690	1,041
	Calbee Inc.	55,900	1,040
	Konica Minolta Inc.	302,400	1,038
	Zeon Corp.	101,100	1,037
	Meidensha Corp.	26,100	1,034
	Daiwa Securities Living Investments Corp.	1,439	1,031
	Ushio Inc.	61,400	1,018
	Makino Milling Machine Co. Ltd.	14,000	1,017
	Mitsubishi Motors Corp.	412,900	1,006
	Takeuchi Manufacturing Co. Ltd.	24,300	1,002
	Nipro Corp.	102,600	1,002
	Toyoda Gosei Co. Ltd.	43,100	998
	AEON REIT Investment Corp.	1,169	990
	Kagome Co. Ltd.	57,100	986
	MEITEC Group Holdings Inc.	48,100	986
	Kusuri no Aoki Holdings Co. Ltd.	38,900	986
	Ferrotec Corp.	30,065	986
	UBE Corp.	66,800	982
	Hyakugo Bank Ltd.	158,200	981
	ABC-Mart Inc.	57,100	978
	Chugoku Marine Paints Ltd.	36,500	976
	SWCC Corp.	20,000	972
	Hulic REIT Inc.	873	972
	Sinfonia Technology Co. Ltd.	14,100	970
	Park24 Co. Ltd.	82,700	966
	North Pacific Bank Ltd.	206,200	966
	Shiga Bank Ltd.	23,700	957
	Fuji Corp.	49,100	953
	SKY Perfect JSAT Holdings Inc.	96,700	952
	Rakus Co. Ltd.	117,200	946
	H.U. Group Holdings Inc.	38,500	939
	Hazama Ando Corp.	83,800	938
	Frontier Real Estate Investment Corp.	1,595	937
	Max Co. Ltd.	25,800	935
*	SHIFT Inc.	135,600	935
	Rorze Corp.	66,900	932
	K's Holdings Corp.	93,968	932
	Sotetsu Holdings Inc.	55,400	929
	Morinaga & Co. Ltd.	53,400	920
	Nojima Corp.	124,200	917
	Mirait One Corp.	47,200	915
	Comforia Residential REIT Inc.	434	915
	Inaba Denki Sangyo Co. Ltd.	31,000	913
	Fuyo General Lease Co. Ltd.	34,900	912
	Seiko Group Corp.	19,800	909

Total World Stock Index Fund
		Shares	Market Value• ($000)
	House Foods Group Inc.	48,500	909
	Shibaura Mechatronics Corp.	7,700	907
	PAL GROUP Holdings Co. Ltd.	70,400	906
	Citizen Watch Co. Ltd.	130,100	903
	Hokkaido Electric Power Co. Inc.	129,400	901
	Mizuho Leasing Co. Ltd.	112,000	897
*	Money Forward Inc.	30,794	897
	NTN Corp.	399,800	893
	ST Corp.	87,300	888
	Daido Steel Co. Ltd.	93,500	885
	NTT UD REIT Investment Corp.	999	885
	Sawai Group Holdings Co. Ltd.	74,100	885
	Daiwa Office Investment Corp.	361	884
*	Sharp Corp.	159,029	883
[1]	DeNA Co. Ltd.	50,203	880
	Kaneka Corp.	31,800	877
	Mori Trust REIT Inc.	1,735	875
	Kose Corp.	22,400	858
	Daihen Corp.	13,100	857
	Nihon M&A Center Holdings Inc.	182,000	857
	Tokyo Kiraboshi Financial Group Inc.	17,949	855
	Kanadevia Corp.	114,500	848
	Tsubakimoto Chain Co.	60,600	848
	Meiko Electronics Co. Ltd.	12,889	848
	Mori Hills REIT Investment Corp.	883	838
	Japan Petroleum Exploration Co. Ltd.	100,000	836
	Rengo Co. Ltd.	137,300	836
	Nippon Shinyaku Co. Ltd.	39,900	835
	Tokyu REIT Inc.	648	832
	Yoshinoya Holdings Co. Ltd.	41,600	821
	CKD Corp.	38,300	820
	GMO internet group Inc.	36,600	820
	Japan Excellent Inc.	859	820
	Nisshinbo Holdings Inc.	103,500	818
	Nishi-Nippon Railroad Co. Ltd.	55,400	805
	Ship Healthcare Holdings Inc.	53,700	803
	Nippon Television Holdings Inc.	33,000	801
	Anycolor Inc.	20,500	800
	Kumagai Gumi Co. Ltd.	88,000	799
	Nihon Parkerizing Co. Ltd.	92,000	799
	Sumitomo Warehouse Co. Ltd.	37,800	797
	Toridoll Holdings Corp.	27,500	797
	Senshu Ikeda Holdings Inc.	184,500	796
	Seven Bank Ltd.	432,600	795
	Blue Zones Holdings Co. Ltd.	15,600	794
	Bank of Nagoya Ltd.	30,900	789
	Toyota Boshoku Corp.	51,800	788
	Hanwa Co. Ltd.	18,800	784
[1]	Colowide Co. Ltd.	72,200	783
	SHO-BOND Holdings Co. Ltd.	24,600	781
	Ain Holdings Inc.	18,500	775
	Kotobuki Spirits Co. Ltd.	64,400	772
	Dai-Dan Co. Ltd.	17,400	771
	Dentsu Soken Inc.	15,400	763
	Glory Ltd.	31,900	762
	Aica Kogyo Co. Ltd.	32,300	761
	Ito En Ltd.	36,900	761
	Hokuriku Electric Power Co.	136,500	759
	Round One Corp.	105,600	758
	Takuma Co. Ltd.	49,400	758
	Acom Co. Ltd.	264,700	755
	AEON Financial Service Co. Ltd.	77,000	753
	DTS Corp.	90,400	753
	Taikisha Ltd.	38,000	752
	Heiwa Real Estate REIT Inc.	751	752
	JVCKenwood Corp.	93,200	747
	Relo Group Inc.	69,253	745
	Lintec Corp.	29,300	745
	Pigeon Corp.	65,560	742
	Kyoritsu Maintenance Co. Ltd.	37,844	737

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Osaka Soda Co. Ltd.	68,800	734
	H2O Retailing Corp.	53,600	725
	Simplex Holdings Inc.	26,000	725
	Justsystems Corp.	22,400	723
	Aichi Financial Group Inc.	27,951	721
	Aiful Corp.	245,000	720
	OKUMA Corp.	32,200	717
	Exedy Corp.	21,300	716
	Maruha Nichiro Corp.	32,000	715
[1]	Fuji Media Holdings Inc.	32,000	714
	Nippon Shokubai Co. Ltd.	61,600	714
	Pilot Corp.	23,600	713
	Seiren Co. Ltd.	34,800	713
	Okamura Corp.	48,200	705
	Studio Alice Co. Ltd.	53,200	701
	Bic Camera Inc.	69,500	701
	Harmonic Drive Systems Inc.	37,738	695
	Inabata & Co. Ltd.	30,900	692
	Duskin Co. Ltd.	28,700	692
	NIPPON REIT Investment Corp.	1,092	690
	EDION Corp.	52,400	689
	Create Restaurants Holdings Inc.	143,400	684
	Hyakujushi Bank Ltd.	19,500	683
	Hoshino Resorts REIT Inc.	408	682
	Sangetsu Corp.	34,800	680
	Mitsubishi Estate Logistics REIT Investment Corp.	846	678
	Systena Corp.	195,800	674
	Star Asia Investment Corp.	1,686	671
	Juroku Financial Group Inc.	18,300	666
	CCI Group Inc.	154,000	658
	Daiseki Co. Ltd.	31,120	655
	ARE Holdings Inc.	41,200	654
*	PeptiDream Inc.	64,600	654
	Tocalo Co. Ltd.	44,200	648
	OSG Corp.	44,600	647
	Toa Corp.	42,000	643
	Toei Co. Ltd.	18,000	640
	Seria Co. Ltd.	33,622	640
	Kureha Corp.	26,700	638
	As One Corp.	39,000	637
	KYB Corp.	25,000	634
	Fuji Oil Co. Ltd.	30,600	633
	Global One Real Estate Investment Corp.	687	632
	Pacific Industrial Co. Ltd.	31,500	628
	Hosiden Corp.	39,300	626
	Kanamic Network Co. Ltd.	200,700	626
	TBS Holdings Inc.	18,100	625
	Towa Corp.	40,753	624
	Paramount Bed Holdings Co. Ltd.	27,200	623
	Toei Animation Co. Ltd.	33,230	623
	Arcs Co. Ltd.	30,500	620
	Tsugami Corp.	34,900	619
*	Sansan Inc.	52,192	616
	Megachips Corp.	11,700	613
	Kato Sangyo Co. Ltd.	15,900	610
	Nippon Light Metal Holdings Co. Ltd.	41,830	609
	Nippn Corp.	42,800	608
	Monogatari Corp.	24,316	608
	Sumitomo Osaka Cement Co. Ltd.	24,300	607
	DCM Holdings Co. Ltd.	65,500	607
	KOMEDA Holdings Co. Ltd.	32,200	607
	Mizuno Corp.	33,600	606
[1]	Shochiku Co. Ltd.	7,500	603
	Kiyo Bank Ltd.	30,807	600
	Musashi Seimitsu Industry Co. Ltd.	26,400	596
	Daiichikosho Co. Ltd.	58,300	596
	CHIMNEY Co. Ltd.	78,100	596
	Kaga Electronics Co. Ltd.	25,700	595
	Fukuoka REIT Corp.	484	594
	Nishimatsu Construction Co. Ltd.	17,200	591

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Nippon Soda Co. Ltd.	26,600	590
	Yodoko Ltd.	70,000	590
	Tokyo Individualized Educational Institute Inc.	203,200	587
	Noritake Co. Ltd.	18,600	583
	Nanto Bank Ltd.	17,500	582
	Hankyu Hanshin REIT Inc.	505	581
	Shikoku Kasei Holdings Corp.	32,500	579
	Jaccs Co. Ltd.	21,900	573
	Starts Corp. Inc.	18,400	572
	Takara Standard Co. Ltd.	35,400	572
	Okumura Corp.	18,000	571
	Keiyo Bank Ltd.	67,600	570
	JMDC Inc.	18,000	570
	Kitz Corp.	50,800	569
	Workman Co. Ltd.	15,112	568
	Nakanishi Inc.	42,787	566
	TS Tech Co. Ltd.	47,600	564
	Kissei Pharmaceutical Co. Ltd.	21,548	563
	TOKAI Holdings Corp.	85,100	563
	C Uyemura & Co. Ltd.	6,900	561
	Valor Holdings Co. Ltd.	30,500	558
	Tamron Co. Ltd.	78,400	557
	Toagosei Co. Ltd.	55,900	555
	Oki Electric Industry Co. Ltd.	46,400	554
	Bunka Shutter Co. Ltd.	41,900	553
	PALTAC Corp.	18,700	552
	Riken Keiki Co. Ltd.	24,200	551
	Megmilk Snow Brand Co. Ltd.	30,000	550
	Mani Inc.	57,100	546
	Toho Bank Ltd.	184,300	545
	Saizeriya Co. Ltd.	16,600	543
	Shinmaywa Industries Ltd.	41,500	540
*	Sanken Electric Co. Ltd.	11,200	538
	Mirai Corp.	1,716	538
	Sanyo Denki Co. Ltd.	21,000	537
	Awa Bank Ltd.	22,600	534
	Fuji Seal International Inc.	30,300	533
	Japan Securities Finance Co. Ltd.	46,400	533
	Itoham Yonekyu Holdings Inc.	14,914	533
	Chudenko Corp.	19,500	532
	Alconix Corp.	37,619	529
	Japan Material Co. Ltd.	42,300	528
	Sumitomo Densetsu Co. Ltd.	8,300	522
	Fujimi Inc.	33,300	521
	Tokai Rika Co. Ltd.	29,000	521
	Tadano Ltd.	74,900	520
	Musashino Bank Ltd.	19,200	517
	Raito Kogyo Co. Ltd.	24,600	515
	Fukuyama Transporting Co. Ltd.	20,700	514
	TKC Corp.	19,600	513
	Ohsho Food Service Corp.	23,400	511
	Sakata INX Corp.	34,500	509
	Tokai Tokyo Financial Holdings Inc.	136,700	507
	Yuasa Trading Co. Ltd.	15,600	507
	JAFCO Group Co. Ltd.	32,400	506
	Pola Orbis Holdings Inc.	58,600	505
	Kanamoto Co. Ltd.	21,600	503
	Takasago International Corp.	51,500	503
	Financial Partners Group Co. Ltd.	36,300	503
	First Bank of Toyama Ltd.	53,136	502
	Uchida Yoko Co. Ltd.	7,400	499
	Monex Group Inc.	107,900	496
	Mitsubishi Pencil Co. Ltd.	37,300	495
	YAMABIKO Corp.	29,600	495
	Kurimoto Ltd.	44,000	494
	Hogy Medical Co. Ltd.	14,200	493
	Joyful Honda Co. Ltd.	36,988	489
	Leopalace21 Corp.	119,400	488
	Japan Wool Textile Co. Ltd.	46,100	486
	GungHo Online Entertainment Inc.	28,670	485

Total World Stock Index Fund
		Shares	Market Value• ($000)
	San-Ai Obbli Co. Ltd.	36,400	482
	Okasan Securities Group Inc.	107,200	480
	Totetsu Kogyo Co. Ltd.	17,400	478
	Aichi Steel Corp.	27,600	475
	Katitas Co. Ltd.	29,200	475
	Chiba Kogyo Bank Ltd.	45,200	472
	Nisshin Oillio Group Ltd.	14,300	472
	Yamaichi Electronics Co. Ltd.	15,782	468
	FCC Co. Ltd.	23,000	465
	Heiwa Real Estate Co. Ltd.	31,800	465
	Oita Bank Ltd.	14,100	465
	Appier Group Inc.	55,100	463
	Mixi Inc.	22,824	461
	Ryoyo Ryosan Holdings Inc.	23,896	460
	Nippon Paper Industries Co. Ltd.	61,400	459
	Sun Corp.	8,200	459
[1]	Tokyo Keiki Inc.	11,612	457
	Aoyama Trading Co. Ltd.	30,800	455
	MCJ Co. Ltd.	48,200	455
	Meisei Industrial Co. Ltd.	42,400	454
	Maeda Kosen Co. Ltd.	36,200	452
	Mitsuboshi Belting Ltd.	18,700	450
	U-Next Holdings Co. Ltd.	34,043	449
	Hamakyorex Co. Ltd.	45,200	448
	Kyokuto Kaihatsu Kogyo Co. Ltd.	26,800	448
	Ogaki Kyoritsu Bank Ltd.	18,700	448
	Transcosmos Inc.	18,900	448
	Morita Holdings Corp.	29,600	447
	Kaken Pharmaceutical Co. Ltd.	18,700	445
	Daiei Kankyo Co. Ltd.	20,000	445
	FP Corp.	27,200	442
	San ju San Financial Group Inc.	18,680	442
	Galilei Co. Ltd.	18,900	440
	T Hasegawa Co. Ltd.	25,000	438
	Heiwa Corp.	33,600	437
	Restar Corp.	26,124	437
	Yellow Hat Ltd.	43,100	434
	Argo Graphics Inc.	48,800	433
	Hiday Hidaka Corp.	20,236	432
	Future Corp.	30,600	431
*	Hino Motors Ltd.	189,300	430
	Yokogawa Bridge Holdings Corp.	24,100	430
	Ariake Japan Co. Ltd.	12,200	428
	Itochu Enex Co. Ltd.	36,300	428
	Zuken Inc.	13,800	427
	Toyo Ink SC Holdings Co. Ltd.	20,900	426
	Nishimatsuya Chain Co. Ltd.	31,800	425
	SMS Co. Ltd.	49,200	424
	Konoike Transport Co. Ltd.	20,500	424
	Rigaku Holdings Corp.	66,300	424
	Japan Aviation Electronics Industry Ltd.	28,200	421
	Taihei Dengyo Kaisha Ltd.	30,000	421
	TOMONY Holdings Inc.	95,000	421
	Nippon Densetsu Kogyo Co. Ltd.	22,500	420
	Nichicon Corp.	41,600	417
	Okinawa Cellular Telephone Co.	25,002	417
	Digital Arts Inc.	8,500	416
	Trusco Nakayama Corp.	26,400	416
	JINS Holdings Inc.	8,200	414
[1]	Kasumigaseki Capital Co. Ltd.	7,570	413
	Nippon Seiki Co. Ltd.	35,600	411
	Sakata Seed Corp.	16,000	410
	Nomura Micro Science Co. Ltd.	16,000	408
	S&B Foods Inc.	18,900	408
	Teikoku Sen-I Co. Ltd.	18,300	407
	KH Neochem Co. Ltd.	22,700	406
	Izumi Co. Ltd.	21,700	405
	Nomura Co. Ltd.	60,800	404
	Tosei Corp.	19,000	404
	Ai Holdings Corp.	23,200	403

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CRE Logistics REIT Inc.	396	403
	Nextage Co. Ltd.	26,600	400
	Ichigo Office REIT Investment Corp.	649	400
	Techno Ryowa Ltd.	10,900	400
	MOS Food Services Inc.	15,900	399
	Premium Group Co. Ltd.	31,200	399
	JBCC Holdings Inc.	47,600	399
	Akita Bank Ltd.	16,800	398
	Nitta Corp.	15,200	398
[1]	Hokuetsu Corp.	74,600	396
	Hosokawa Micron Corp.	10,700	395
	Nichiha Corp.	22,200	395
	Fukuda Denshi Co. Ltd.	8,737	395
	Fujibo Holdings Inc.	8,900	394
	Sekisui Jushi Corp.	29,300	392
	SOSiLA Logistics REIT Inc.	489	391
	Itoki Corp.	24,200	390
	Daio Paper Corp.	74,000	390
	Zacros Corp.	56,800	388
	Maxell Ltd.	26,800	388
	Iino Kaiun Kaisha Ltd.	47,600	388
	Totech Corp.	18,800	388
	Okabe Co. Ltd.	64,800	386
	METAWATER Co. Ltd.	18,000	386
	Lifedrink Co. Inc.	29,656	386
	Token Corp.	4,200	385
	Bank of Iwate Ltd.	14,600	383
	Kurabo Industries Ltd.	8,400	382
	Sumitomo Riko Co. Ltd.	22,600	382
	Nishio Holdings Co. Ltd.	13,400	381
	Toyo Construction Co. Ltd.	33,600	379
	Arata Corp.	19,400	378
	Prestige International Inc.	87,800	377
	Shibuya Corp.	17,000	377
	San-A Co. Ltd.	21,600	376
	Fujita Kanko Inc.	5,200	376
	Toyobo Co. Ltd.	50,700	376
	Fuso Chemical Co. Ltd.	11,300	375
	Gunze Ltd.	15,200	374
	Noritsu Koki Co. Ltd.	34,500	374
	Tokyotokeiba Co. Ltd.	10,400	373
	ASAHI YUKIZAI Corp.	11,900	371
	Bando Chemical Industries Ltd.	29,400	369
	Furukawa Co. Ltd.	18,700	369
	Nagawa Co. Ltd.	9,500	369
	Aisan Industry Co. Ltd.	27,100	367
	Belc Co. Ltd.	7,800	366
	Daido Metal Co. Ltd.	54,100	366
	Digital Garage Inc.	17,100	365
	Open Up Group Inc.	32,700	365
	HIS Co. Ltd.	42,900	364
	Maruzen Showa Unyu Co. Ltd.	8,100	364
	Okura Industrial Co. Ltd.	11,300	364
	JCU Corp.	12,300	363
	World Co. Ltd.	20,600	361
	Tanseisha Co. Ltd.	41,700	360
	Tokyu Construction Co. Ltd.	52,800	359
	Tokyo Steel Manufacturing Co. Ltd.	40,400	356
	Anicom Holdings Inc.	69,000	356
	Prima Meat Packers Ltd.	22,100	355
	Doshisha Co. Ltd.	18,800	354
	Funai Soken Holdings Inc.	22,450	354
	BML Inc.	14,900	353
	Wakita & Co. Ltd.	30,700	353
	Wacom Co. Ltd.	64,900	352
	Nippon Signal Co. Ltd.	42,800	350
	Procrea Holdings Inc.	31,200	350
	Heiwado Co. Ltd.	19,000	349
	Genky DrugStores Co. Ltd.	10,500	349
	Hioki EE Corp.	9,000	346

Total World Stock Index Fund
		Shares	Market Value• ($000)
	United Super Markets Holdings Inc.	64,770	346
	Mandom Corp.	21,900	345
	Nikkiso Co. Ltd.	35,300	345
	Ricoh Leasing Co. Ltd.	9,400	345
	UT Group Co. Ltd.	19,100	340
	Fuji Kyuko Co. Ltd.	21,000	338
	ESCON Japan REIT Investment Corp.	422	338
	Miyaji Engineering Group Inc.	26,400	338
	Autobacs Seven Co. Ltd.	33,600	336
	Zojirushi Corp.	30,900	333
	Kura Sushi Inc.	15,400	332
	OSAKA Titanium Technologies Co. Ltd.	19,200	331
	Tri Chemical Laboratories Inc.	17,168	331
	Milbon Co. Ltd.	22,000	330
	Tsuburaya Fields Holdings Inc.	23,482	330
	Shibaura Machine Co. Ltd.	11,900	330
	Sun Frontier Fudousan Co. Ltd.	22,300	330
	Pronexus Inc.	46,400	329
	ARCLANDS Corp.	28,976	329
	Miyazaki Bank Ltd.	10,900	328
	DKS Co. Ltd.	7,700	328
	Okinawa Financial Group Inc.	13,180	328
	Npr Riken Corp.	16,200	328
	Nichireki Group Co. Ltd.	20,800	327
	Happinet Corp.	8,000	326
	Cleanup Corp.	66,100	326
	Axial Retailing Inc.	45,996	325
	Topre Corp.	22,400	325
	Bank of the Ryukyus Ltd.	33,200	324
	Nissha Co. Ltd.	37,300	324
	Starzen Co. Ltd.	42,900	323
	Komeri Co. Ltd.	15,400	320
	Takara Leben Real Estate Investment Corp.	530	320
	Iseki & Co. Ltd.	22,400	319
	Kyosan Electric Manufacturing Co. Ltd.	92,700	317
	Nihon Tokushu Toryo Co. Ltd.	23,400	317
	Yahagi Construction Co. Ltd.	22,400	317
	Yamanashi Chuo Bank Ltd.	14,900	317
	Doutor Nichires Holdings Co. Ltd.	20,300	317
[1]	Sakura Internet Inc.	14,200	317
	Plus Alpha Consulting Co. Ltd.	20,602	316
	Life Corp.	20,000	314
	Oyo Corp.	16,800	314
	Computer Engineering & Consulting Ltd.	22,326	313
	Anest Iwata Corp.	31,800	313
	Mitsui High-Tec Inc.	62,500	312
	Oriental Shiraishi Corp.	113,300	312
	Matsuda Sangyo Co. Ltd.	11,600	311
	Tekken Corp.	13,000	311
	Riken Vitamin Co. Ltd.	17,000	309
	Seika Corp.	20,700	309
	Asanuma Corp.	55,000	309
	Shin Nippon Air Technologies Co. Ltd.	15,400	308
*	PKSHA Technology Inc.	10,652	308
	Kanaden Corp.	22,600	307
	Vital KSK Holdings Inc.	38,100	307
	A&D HOLON Holdings Co. Ltd.	23,422	307
	Nohmi Bosai Ltd.	12,400	305
	PILLAR Corp.	9,700	305
	Nissan Shatai Co. Ltd.	45,600	304
	TechMatrix Corp.	21,300	301
[1]	Tama Home Co. Ltd.	12,800	300
	Royal Holdings Co. Ltd.	18,000	299
	Tosei REIT Investment Corp.	315	299
	ZERIA Pharmaceutical Co. Ltd.	22,900	297
	Obara Group Inc.	10,800	294
	Dip Corp.	21,400	294
*,1	euglena Co. Ltd.	106,900	294
	GLOBERIDE Inc.	19,400	293
	Nishikawa Rubber Co. Ltd.	15,926	293

Total World Stock Index Fund
		Shares	Market Value• ($000)
	VT Holdings Co. Ltd.	92,500	292
	Matsui Securities Co. Ltd.	58,700	292
	Sakai Chemical Industry Co. Ltd.	15,800	292
	Sakai Moving Service Co. Ltd.	15,900	291
	Shizuoka Gas Co. Ltd.	39,700	290
	One REIT Inc.	501	290
	Joshin Denki Co. Ltd.	16,700	289
	Kohnan Shoji Co. Ltd.	11,900	288
	Sato Corp.	20,300	288
	Kyokuto Securities Co. Ltd.	29,100	287
	Raiznext Corp.	23,000	286
	Amuse Inc.	23,300	285
	Ichiyoshi Securities Co. Ltd.	51,800	285
	Nittetsu Mining Co. Ltd.	26,000	285
	Pack Corp.	36,600	285
	Kyokuyo Co. Ltd.	9,200	284
	Asahi Kogyosha Co. Ltd.	13,900	283
	TOA ROAD Corp.	27,960	282
	Stella Chemifa Corp.	10,600	281
	Okinawa Electric Power Co. Inc.	42,912	281
	Japan Transcity Corp.	37,500	279
	Optorun Co. Ltd.	25,300	279
	Nitto Kogyo Corp.	11,600	278
	Towa Pharmaceutical Co. Ltd.	15,100	278
	Iriso Electronics Co. Ltd.	13,800	277
	Nihon Dengi Co. Ltd.	7,770	276
	Menicon Co. Ltd.	35,200	274
	SIGMAXYZ Holdings Inc.	48,400	274
	Nippon Yakin Kogyo Co. Ltd.	9,849	273
	Cresco Ltd.	25,932	273
	Marusan Securities Co. Ltd.	45,200	272
	Mitsubishi Research Institute Inc.	8,600	272
	Corona Corp.	46,200	271
	CTS Co. Ltd.	47,079	271
[1]	Osaka Organic Chemical Industry Ltd.	10,900	271
	Toshiba TEC Corp.	13,400	270
	Shoei Co. Ltd.	25,400	270
	Noevir Holdings Co. Ltd.	9,500	270
	Airport Facilities Co. Ltd.	40,141	268
	Elecom Co. Ltd.	22,800	267
	J-Oil Mills Inc.	20,400	267
	Sodick Co. Ltd.	42,200	267
	Ichibanya Co. Ltd.	45,500	266
	& ST HD Co. Ltd.	15,740	266
[1]	Kappa Create Co. Ltd.	27,500	266
	Yurtec Corp.	16,500	266
	Kisoji Co. Ltd.	17,300	265
	Konishi Co. Ltd.	33,000	264
	Onward Holdings Co. Ltd.	62,700	263
	Kumiai Chemical Industry Co. Ltd.	59,363	263
	Mars Group Holdings Corp.	13,200	263
	St. Marc Holdings Co. Ltd.	15,200	263
	Asahi Diamond Industrial Co. Ltd.	48,200	262
	M&A Capital Partners Co. Ltd.	13,700	262
[1]	Fujio Food Group Inc.	36,384	262
	United Arrows Ltd.	20,900	261
	Shinnihon Corp.	22,500	259
	RS Technologies Co. Ltd.	10,400	259
*	Chiyoda Corp.	97,300	258
	Fukui Bank Ltd.	18,300	258
	Canon Electronics Inc.	14,700	257
	Eiken Chemical Co. Ltd.	16,800	257
	Nippon Ceramic Co. Ltd.	10,900	257
	Starts Proceed Investment Corp.	196	257
	Ichigo Inc.	105,200	256
	Hokkaido Gas Co. Ltd.	58,000	255
	Nippon Thompson Co. Ltd.	58,800	255
	Shikoku Bank Ltd.	27,000	255
	Fukuda Corp.	5,700	254
	TOC Co. Ltd.	48,000	254

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Toyo Tanso Co. Ltd.	8,500	254
*,1	Atom Corp.	72,049	253
	Chofu Seisakusho Co. Ltd.	19,900	252
	Showa Sangyo Co. Ltd.	13,200	252
	Japan Lifeline Co. Ltd.	26,400	251
	Onoken Co. Ltd.	28,100	251
	Fujicco Co. Ltd.	24,100	250
	Rokko Butter Co. Ltd.	32,900	250
	Ryobi Ltd.	14,000	250
	Strike Co. Ltd.	10,143	250
	m-up Holdings Inc.	19,900	249
	Yamazen Corp.	26,800	248
	Central Automotive Products Ltd.	21,300	248
	Senshu Electric Co. Ltd.	8,442	247
	Central Glass Co. Ltd.	11,800	246
	Towa Bank Ltd.	40,900	246
	Infomart Corp.	115,800	246
	JSB Co. Ltd.	10,400	246
	Cybozu Inc.	12,300	245
	Mitsuuroko Group Holdings Co. Ltd.	17,900	245
	Nippon Carbon Co. Ltd.	8,700	245
	Kanagawa Chuo Kotsu Co. Ltd.	10,700	243
	Digital Holdings Inc.	17,295	243
	TRE Holdings Corp.	24,300	243
	Aida Engineering Ltd.	40,500	242
	Shofu Inc.	19,600	241
	TPR Co. Ltd.	30,600	240
[1]	Union Tool Co.	4,500	239
	Wellneo Sugar Co. Ltd.	14,600	239
	Hibiya Engineering Ltd.	8,100	238
[1]	Nihon Chouzai Co. Ltd.	9,400	238
*	Nxera Pharma Co. Ltd.	40,900	238
	CAC Holdings Corp.	17,100	237
	Chori Co. Ltd.	9,200	237
	Eizo Corp.	16,600	236
*	baudroie Inc.	12,605	236
	Mitsubishi Logisnext Co. Ltd.	23,600	235
	Earth Corp.	7,200	235
	Ringer Hut Co. Ltd.	16,100	232
	Star Micronics Co. Ltd.	21,500	232
	Kyoei Steel Ltd.	15,600	232
	Create SD Holdings Co. Ltd.	11,200	232
	Fixstars Corp.	17,800	232
	Software Service Inc.	2,600	231
	Futaba Industrial Co. Ltd.	37,700	230
	Komatsu Matere Co. Ltd.	41,300	230
	Torishima Pump Manufacturing Co. Ltd.	17,000	230
	Nichiden Corp.	14,200	229
	Sanyo Chemical Industries Ltd.	8,400	229
	Tohokushinsha Film Corp.	58,500	229
	Saibu Gas Holdings Co. Ltd.	18,900	227
	Nippon Rietec Co. Ltd.	17,000	227
	WingArc1st Inc.	10,400	227
	Yamagata Bank Ltd.	20,800	226
	Feed One Co. Ltd.	34,180	226
	Ise Chemicals Corp.	1,100	225
	Chubu Shiryo Co. Ltd.	21,600	224
	Dai Nippon Toryo Co. Ltd.	27,200	224
	Orient Corp.	35,850	224
	Riken Technos Corp.	24,700	224
	JAC Recruitment Co. Ltd.	33,800	223
	Tsurumi Manufacturing Co. Ltd.	17,600	222
	Shinagawa Refra Co. Ltd.	18,467	221
	Yondenko Corp.	24,300	221
	Tsukishima Holdings Co. Ltd.	13,300	220
	Health Care & Medical Investment Corp.	295	220
	Mitani Sekisan Co. Ltd.	4,500	220
	Airman Corp.	17,200	215
	Riso Kagaku Corp.	28,200	214
	Avant Group Corp.	20,800	214

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Daiichi Jitsugyo Co. Ltd.	12,600	213
	Hirata Corp.	16,140	213
	Broadleaf Co. Ltd.	44,300	213
	Geo Holdings Corp.	20,200	211
	Hokuto Corp.	17,800	211
	CTI Engineering Co. Ltd.	11,400	210
	Mie Kotsu Group Holdings Inc.	60,000	209
*	Nippon Sheet Glass Co. Ltd.	55,474	208
	Warabeya Nichiyo Holdings Co. Ltd.	10,300	208
	Japan Pulp & Paper Co. Ltd.	44,000	206
	Vision Inc.	26,000	206
	Optex Group Co. Ltd.	13,600	205
	Nippon Fine Chemical Co. Ltd.	12,700	205
	Takamatsu Construction Group Co. Ltd.	9,300	204
	Krosaki Harima Corp.	7,600	204
	Okamoto Industries Inc.	6,200	203
	MEC Co. Ltd.	6,883	203
	Japan Investment Adviser Co. Ltd.	17,740	203
	ASKUL Corp.	22,200	202
	Shin-Etsu Polymer Co. Ltd.	16,100	202
	Base Co. Ltd.	8,900	202
	Kameda Seika Co. Ltd.	8,049	201
	Koshidaka Holdings Co. Ltd.	26,304	201
	Santec Holdings Corp.	3,407	201
	Enplas Corp.	3,800	200
	Komori Corp.	21,300	200
	Arisawa Manufacturing Co. Ltd.	19,000	200
	Oiles Corp.	13,560	199
	Qol Holdings Co. Ltd.	15,800	199
	Teikoku Electric Manufacturing Co. Ltd.	9,900	198
	Fuji Pharma Co. Ltd.	19,400	198
	Fuji Co. Ltd.	15,400	197
	SBS Holdings Inc.	8,900	196
	Toenec Corp.	18,000	195
	Sinko Industries Ltd.	23,277	194
	IDOM Inc.	25,800	193
	Koatsu Gas Kogyo Co. Ltd.	28,900	193
	I'll Inc.	12,200	193
	Ishihara Sangyo Kaisha Ltd.	12,500	192
	Sinanen Holdings Co. Ltd.	4,800	192
	Nippon Kanzai Holdings Co. Ltd.	11,300	192
	Fujiya Co. Ltd.	11,400	191
	Mirarth Holdings Inc.	77,300	191
	Yorozu Corp.	32,100	191
	Nihon Trim Co. Ltd.	6,100	190
	Ministop Co. Ltd.	14,800	190
	TDC Soft Inc.	21,751	190
	Nachi-Fujikoshi Corp.	7,400	189
*	RENOVA Inc.	35,000	188
	Comture Corp.	18,200	187
	Noritz Corp.	14,300	186
	Sanyo Electric Railway Co. Ltd.	14,300	186
	Weathernews Inc.	7,100	185
	Kenko Mayonnaise Co. Ltd.	15,700	185
	Marudai Food Co. Ltd.	15,200	185
	Katakura Industries Co. Ltd.	10,700	184
	Yukiguni Factory Co. Ltd.	27,400	183
	Tokyo Electron Device Ltd.	9,300	182
	Mochida Pharmaceutical Co. Ltd.	9,542	182
	NS United Kaiun Kaisha Ltd.	5,100	182
	eGuarantee Inc.	17,600	182
	Insource Co. Ltd.	32,200	182
	Aizawa Securities Group Co. Ltd.	21,532	182
	Nichiban Co. Ltd.	14,500	180
*	Nippon Coke & Engineering Co. Ltd.	293,000	180
	AZ-COM MARUWA Holdings Inc.	27,064	180
	Chuo Spring Co. Ltd.	8,200	177
	V Technology Co. Ltd.	7,900	177
	Nippon Denko Co. Ltd.	81,000	177
	Hokkan Holdings Ltd.	12,600	176

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tayca Corp.	20,661	176
	Eagle Industry Co. Ltd.	9,900	175
[1]	Key Coffee Inc.	13,800	175
	TSI Holdings Co. Ltd.	28,200	175
	Mirai Industry Co. Ltd.	8,072	175
	Sala Corp.	25,500	174
	HI-LEX Corp.	9,400	174
	grems Inc.	11,700	174
*	Net Protections Holdings Inc.	33,800	174
	FAN Communications Inc.	52,800	173
	Yokowo Co. Ltd.	13,495	173
[1]	Gift Holdings Inc.	8,200	172
	Kanro Inc.	18,300	172
	ESPEC Corp.	7,500	171
	Tochigi Bank Ltd.	48,000	171
	KPP Group Holdings Co. Ltd.	34,716	171
	Samty Residential Investment Corp.	233	170
	Zenrin Co. Ltd.	25,250	169
	Daiki Aluminium Industry Co. Ltd.	23,221	169
	Topy Industries Ltd.	9,100	168
	Raksul Inc.	24,500	168
[1]	KeePer Technical Laboratory Co. Ltd.	7,029	167
	Iwaki Co. Ltd.	10,100	167
	Yamae Group Holdings Co. Ltd.	10,000	166
	Sankei Real Estate Inc.	258	165
	Altech Corp.	9,900	164
[1]	Toyo Gosei Co. Ltd.	3,600	164
	Goldcrest Co. Ltd.	7,500	163
	Tosho Co. Ltd.	31,900	163
	Sanshin Electronics Co. Ltd.	8,600	163
	EM Systems Co. Ltd.	30,800	163
	Shimojima Co. Ltd.	19,300	162
*	Medley Inc.	11,900	162
	Imperial Hotel Ltd.	22,700	162
	Pasona Group Inc.	13,000	161
	Moriroku Co. Ltd.	10,600	161
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,500	160
	Asahi Co. Ltd.	18,900	160
	Press Kogyo Co. Ltd.	37,600	159
	Toho Titanium Co. Ltd.	15,500	159
	Bank of Saga Ltd.	7,600	158
	Daiho Corp.	30,000	154
	Keihanshin Building Co. Ltd.	13,600	153
	Idec Corp.	10,000	152
	Kyodo Printing Co. Ltd.	15,600	152
	Kanto Denka Kogyo Co. Ltd.	22,400	151
	Nissei ASB Machine Co. Ltd.	3,400	151
*,1	Remixpoint Inc.	73,169	150
	Akatsuki Inc.	8,789	150
	Ehime Bank Ltd.	18,400	149
	en Japan Inc.	14,800	149
	Matsuya Co. Ltd.	13,300	149
	Sumida Corp.	20,434	148
	Chiyoda Co. Ltd.	23,100	147
	Valqua Ltd.	5,800	146
	Tachi-S Co. Ltd.	11,500	146
[1]	Inaba Seisakusho Co. Ltd.	14,000	144
	Matsuyafoods Holdings Co. Ltd.	3,802	144
	WATAMI Co. Ltd.	24,600	144
*	Furukawa Battery Co. Ltd.	15,950	144
	Futaba Corp.	32,800	143
	Riso Kyoiku Group Corp.	111,500	142
	Kamei Corp.	7,500	142
	Septeni Holdings Co. Ltd.	53,500	142
[1]	Shoei Foods Corp.	5,500	141
	Nafco Co. Ltd.	10,900	141
	JP-Holdings Inc.	36,200	140
	SRA Holdings	4,300	139
[1]	FP Partner Inc.	9,473	139
	Denyo Co. Ltd.	7,400	138

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sagami Holdings Corp.	12,700	138
	SRE Holdings Corp.	7,560	138
	Furuya Metal Co. Ltd.	7,500	138
	Hakuto Co. Ltd.	5,492	137
	Kyorin Pharmaceutical Co. Ltd.	14,900	136
	Cosel Co. Ltd.	16,900	135
	Hodogaya Chemical Co. Ltd.	11,400	135
[1]	M&A Research Institute Holdings Inc.	16,486	135
	GMO Financial Holdings Inc.	23,000	134
	Osaki Electric Co. Ltd.	16,400	133
	Nisso Holdings Co. Ltd.	32,000	133
	TV Asahi Holdings Corp.	6,500	132
	eRex Co. Ltd.	30,300	132
	Murakami Corp.	3,003	132
	K&O Energy Group Inc.	5,800	131
[1]	Kosaido Holdings Co. Ltd.	47,700	131
[1]	Change Holdings Inc.	17,800	130
	Nippon Parking Development Co. Ltd.	73,400	129
	Nippon Beet Sugar Manufacturing Co. Ltd.	6,600	128
	Nittoku Co. Ltd.	8,100	128
	Daiwa Industries Ltd.	12,400	127
	Tamura Corp.	37,000	127
	YAKUODO Holdings Co. Ltd.	9,600	127
	Belluna Co. Ltd.	18,900	125
	Hochiki Corp.	5,000	125
	JCR Pharmaceuticals Co. Ltd.	31,800	123
	Kojima Co. Ltd.	17,300	123
	Hoosiers Holdings Co. Ltd.	15,000	123
	Curves Holdings Co. Ltd.	26,104	123
	Oisix ra daichi Inc.	11,100	123
	Itochu-Shokuhin Co. Ltd.	2,000	122
	S Foods Inc.	7,500	122
	Ki-Star Real Estate Co. Ltd.	3,600	122
	J Trust Co. Ltd.	45,600	120
	Gakken Holdings Co. Ltd.	18,000	120
	France Bed Holdings Co. Ltd.	14,000	120
	Yokorei Co. Ltd.	15,100	120
	Aiphone Co. Ltd.	6,500	119
	Godo Steel Ltd.	5,000	119
	Halows Co. Ltd.	4,200	119
	Hisaka Works Ltd.	12,900	118
	Takara Bio Inc.	19,800	118
	Kawada Technologies Inc.	4,500	118
	DyDo Group Holdings Inc.	7,400	117
	LIFULL Co. Ltd.	94,100	117
	Aichi Corp.	13,900	116
	Daikyonishikawa Corp.	24,500	116
	Tokushu Tokai Paper Co. Ltd.	12,000	115
	Avex Inc.	14,500	114
	LEC Inc.	17,300	114
	Yamashin-Filter Corp.	23,051	113
	Carta Holdings Inc.	8,300	113
	Transaction Co. Ltd.	17,000	113
	Koa Corp.	12,600	112
	Tachibana Eletech Co. Ltd.	6,100	112
	BRONCO BILLY Co. Ltd.	4,600	112
	Mitsuba Corp.	18,300	111
	Sankyo Seiko Co. Ltd.	25,300	111
	Buffalo Inc.	4,900	110
	West Holdings Corp.	11,464	110
	Pacific Metals Co. Ltd.	8,200	109
	Takaoka Toko Co. Ltd.	4,900	109
	Komehyo Holdings Co. Ltd.	5,600	109
	Shinwa Co. Ltd.	5,400	108
	Sankyo Tateyama Inc.	27,800	108
	FIDEA Holdings Co. Ltd.	10,090	108
	Daito Pharmaceutical Co. Ltd.	13,420	108
	Retail Partners Co. Ltd.	12,800	107
*	KNT-CT Holdings Co. Ltd.	10,900	106
	RYODEN Corp.	5,100	106

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sintokogio Ltd.	15,900	106
	Toyo Corp.	9,800	106
	Aeon Hokkaido Corp.	18,800	106
	Toyo Kanetsu KK	3,600	105
	Siix Corp.	11,600	104
	Chiyoda Integre Co. Ltd.	5,125	103
	Unipres Corp.	13,300	103
	Softcreate Holdings Corp.	7,442	103
	PHC Holdings Corp.	15,700	103
	Roland Corp.	4,800	102
	MARUKA FURUSATO Corp.	6,900	101
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	100
[1]	Sumiseki Holdings Inc.	27,600	100
	Mitsui DM Sugar Co. Ltd.	5,000	98
	CMK Corp.	37,500	97
	Piolax Inc.	8,700	97
	Shinko Shoji Co. Ltd.	14,700	97
	Istyle Inc.	33,400	97
	Nihon Nohyaku Co. Ltd.	17,100	96
	G-Tekt Corp.	7,500	96
	Seikitokyu Kogyo Co. Ltd.	10,000	96
	AOKI Holdings Inc.	8,800	95
	Nagaileben Co. Ltd.	8,300	95
	Shibusawa Logistics Corp.	13,200	95
	Bell System24 Holdings Inc.	11,000	95
	Genki Global Dining Concepts Corp.	4,783	94
	Osaka Steel Co. Ltd.	5,500	93
	Sumitomo Seika Chemicals Co. Ltd.	3,000	93
	ZIGExN Co. Ltd.	28,100	93
	Daikokutenbussan Co. Ltd.	2,300	92
	Alpen Co. Ltd.	6,200	92
	Intage Holdings Inc.	8,100	90
	Neturen Co. Ltd.	11,600	90
	Tv Tokyo Holdings Corp.	3,000	90
	FULLCAST Holdings Co. Ltd.	8,066	88
	Yondoshi Holdings Inc.	7,900	88
	Rheon Automatic Machinery Co. Ltd.	9,280	87
	Vector Inc.	11,600	87
	Tokai Corp.	6,200	86
	JM Holdings Co. Ltd.	8,800	86
	Daikoku Denki Co. Ltd.	4,900	85
*	Nippon Chemi-Con Corp.	8,400	85
*	PIA Corp.	4,300	84
	BrainPad Inc.	7,710	84
	SBI ARUHI Corp.	15,956	83
	Chubu Steel Plate Co. Ltd.	6,500	83
	Ines Corp.	7,400	82
	Maxvalu Tokai Co. Ltd.	3,600	82
	Toa Corp. (XTKS)	9,800	80
	giftee Inc.	11,127	79
	Midac Holdings Co. Ltd.	6,500	78
	Cawachi Ltd.	4,000	77
	GREE Holdings Inc.	29,100	76
	Gamecard Holdings Inc	4,000	76
	Nippon Sharyo Ltd.	3,483	75
	Shima Seiki Manufacturing Ltd.	11,600	75
	Miroku Jyoho Service Co. Ltd.	6,500	74
[1]	Rock Field Co. Ltd.	8,000	74
	Giken Ltd.	6,700	72
	Sparx Group Co. Ltd.	7,140	72
	Fudo Tetra Corp.	4,400	70
	ES-Con Japan Ltd.	10,700	69
	Tokyo Energy & Systems Inc.	6,000	69
*,1	Demae-Can Co. Ltd.	71,900	68
*	Universal Entertainment Corp.	12,041	67
[1]	Management Solutions Co. Ltd.	7,467	65
	Amvis Holdings Inc.	19,211	65
	Maezawa Kyuso Industries Co. Ltd.	6,900	64
	Okuwa Co. Ltd.	11,800	64
	NEC Capital Solutions Ltd.	2,600	64

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Icom Inc.	3,100	63
	Central Security Patrols Co. Ltd.	3,519	62
	Shin Nippon Biomedical Laboratories Ltd.	6,500	61
	MTI Ltd.	11,600	60
*	Aeon Fantasy Co. Ltd.	3,300	60
	Gecoss Corp.	6,800	60
	Honeys Holdings Co. Ltd.	6,260	60
	World Holdings Co. Ltd.	3,700	60
	Alpha Systems Inc.	2,500	59
	Solasto Corp.	18,000	59
[1]	YA-MAN Ltd.	11,400	58
	S-Pool Inc.	31,165	57
*,1	Japan Display Inc.	434,300	56
	Shimadaya Corp.	4,900	56
	Shindengen Electric Manufacturing Co. Ltd.	2,400	54
	Ichikoh Industries Ltd.	17,000	52
	Seikagaku Corp.	12,300	52
	Xebio Holdings Co. Ltd.	7,400	52
[1]	Kitanotatsujin Corp.	59,000	52
	Elan Corp.	10,200	52
	Sanoh Industrial Co. Ltd.	8,600	51
	Taki Chemical Co. Ltd.	2,200	51
	Tomoku Co. Ltd.	2,400	51
	Nitto Kohki Co. Ltd.	4,500	50
	COLOPL Inc.	17,400	50
	Arakawa Chemical Industries Ltd.	6,800	49
	Kintetsu Department Store Co. Ltd.	4,000	49
	Link & Motivation Inc.	15,500	49
	LITALICO Inc.	6,100	49
	Central Sports Co. Ltd.	3,050	47
	Pharma Foods International Co. Ltd.	9,100	47
	Advan Group Co. Ltd.	8,200	46
	Fukui Computer Holdings Inc.	2,200	44
	Ebase Co. Ltd.	15,000	44
	Ohara Inc.	5,800	43
	JDC Corp.	12,200	43
	G-7 Holdings Inc.	5,200	43
*,1	Miyakoshi Holdings Inc.	6,819	41
	WDB Holdings Co. Ltd.	3,740	39
	Yushin Co.	8,900	37
	Tsutsumi Jewelry Co. Ltd.	2,300	34
	Airtrip Corp.	5,625	32
*,1	Optim Corp.	8,298	30
	GMO GlobalSign Holdings KK	2,222	30
	JSP Corp.	2,300	28
	Marvelous Inc.	7,600	28
*	Sourcenext Corp.	24,700	27
	Shinsho Corp.	1,800	27
	Inui Global Logistics Co. Ltd.	2,647	27
	Atrae Inc.	5,000	23
	Media Do Co. Ltd.	1,830	22
	Nakayama Steel Works Ltd.	5,000	20
*,1	TerraSky Co. Ltd.	1,312	18
	Oro Co. Ltd.	1,142	17
[1]	Tess Holdings Co. Ltd.	6,600	15
			4,130,440
Kuwait (0.1%)
	Kuwait Finance House KSCP	8,671,806	22,704
	National Bank of Kuwait SAKP	5,772,296	19,769
	Boubyan Bank KSCP	1,202,587	2,806
	Mobile Telecommunications Co. KSCP	1,493,129	2,580
	Gulf Bank KSCP	1,473,121	1,683
	Mabanee Co. KPSC	474,113	1,557
*	Warba Bank KSCP	1,572,115	1,486
	National Industries Group Holding SAK	1,364,494	1,294
	Al Ahli Bank of Kuwait KSCP	1,183,467	1,110
	Boursa Kuwait Securities Co. KPSC	71,867	942
*	Kuwait Real Estate Co. KSC	664,178	919
	Gulf Cables & Electrical Industries Group Co. KSCP	114,611	839

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kuwait International Bank KSCP	931,514	812
	Commercial Real Estate Co. KSC	882,992	612
	Burgan Bank SAK	775,734	598
	Kuwait Telecommunications Co.	280,698	543
	Humansoft Holding Co. KSC	63,728	514
	Agility Public Warehousing Co. KSC	1,021,230	502
	Boubyan Petrochemicals Co. KSCP	229,476	459
	Salhia Real Estate Co. KSCP	292,519	400
*	Kuwait Projects Co. Holding KSCP	1,240,897	356
	Jazeera Airways Co. KSCP	48,664	233
*	National Real Estate Co. KPSC	595,465	151
			62,869
Malaysia (0.2%)
	Malayan Banking Bhd.	5,295,181	12,480
	Public Bank Bhd.	10,347,930	10,417
	CIMB Group Holdings Bhd.	5,907,752	10,281
	Tenaga Nasional Bhd.	3,210,574	10,172
	IHH Healthcare Bhd.	2,179,820	4,292
	Gamuda Bhd.	3,563,700	4,280
	Press Metal Aluminium Holdings Bhd.	2,346,660	3,545
	SD Guthrie Bhd.	2,560,175	3,227
	Petronas Gas Bhd.	656,300	2,897
	AMMB Holdings Bhd.	1,950,973	2,654
	MISC Bhd.	1,368,721	2,545
	RHB Bank Bhd.	1,474,450	2,384
	CelcomDigi Bhd.	2,686,000	2,309
	Sunway Bhd.	1,762,700	2,272
	Hong Leong Bank Bhd.	424,500	2,083
	Petronas Chemicals Group Bhd.	2,080,989	1,936
	Axiata Group Bhd.	3,216,751	1,929
	YTL Corp. Bhd.	3,098,214	1,919
	IOI Corp. Bhd.	1,992,540	1,912
	Maxis Bhd.	2,010,200	1,824
	YTL Power International Bhd.	1,910,760	1,816
	Kuala Lumpur Kepong Bhd.	348,800	1,706
	IJM Corp. Bhd.	2,620,220	1,548
	Inari Amertron Bhd.	2,426,975	1,513
	Dialog Group Bhd.	3,094,748	1,448
	Telekom Malaysia Bhd.	816,100	1,422
	Sime Darby Bhd.	2,857,875	1,397
	Nestle Malaysia Bhd.	48,000	1,295
	QL Resources Bhd.	1,285,335	1,273
	Petronas Dagangan Bhd.	231,700	1,255
	Genting Bhd.	1,515,500	1,222
	KPJ Healthcare Bhd.	1,754,900	1,188
	PPB Group Bhd.	435,840	1,159
	United Plantations Bhd.	186,900	1,105
	Genting Malaysia Bhd.	1,984,000	1,103
	TIME dotCom Bhd.	969,200	1,103
	Frontken Corp. Bhd.	863,300	930
	Westports Holdings Bhd.	725,700	892
[3]	MR DIY Group M Bhd.	2,315,350	883
	IGB REIT	1,339,900	861
	Bursa Malaysia Bhd.	427,350	836
	99 Speed Mart Retail Holdings Bhd.	1,093,400	816
	Alliance Bank Malaysia Bhd.	695,623	730
	Yinson Holdings Bhd.	1,277,120	723
	Sime Darby Property Bhd.	2,201,641	708
	Axis REIT	1,351,800	694
	Fraser & Neave Holdings Bhd.	102,400	688
	My EG Services Bhd.	3,397,700	685
	Sunway REIT	1,308,300	656
	IOI Properties Group Bhd.	1,247,800	626
	Hong Leong Financial Group Bhd.	147,842	596
	Carlsberg Brewery Malaysia Bhd. Class B	136,198	537
	ViTrox Corp. Bhd.	495,600	533
*	Top Glove Corp. Bhd.	3,414,600	513
	SP Setia Bhd. Group	2,318,600	478
	Pavilion REIT	1,038,500	459

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Malakoff Corp. Bhd.	1,744,900	450
	Heineken Malaysia Bhd.	87,399	445
	Mega First Corp. Bhd.	499,000	442
	Eco World Development Group Bhd. (XKLS)	855,400	420
	Sunway Construction Group Bhd.	294,500	413
*	Greatech Technology Bhd.	741,800	365
	Malaysian Pacific Industries Bhd.	47,200	337
	Hartalega Holdings Bhd.	1,131,300	326
	Gas Malaysia Bhd.	300,400	325
	Bank Islam Malaysia Bhd.	613,100	322
*	Pentamaster Corp. Bhd.	286,500	293
*	Tanco Holdings Bhd.	1,261,300	282
	CTOS Digital Bhd.	1,210,400	270
	Scientex Bhd.	313,200	253
	Kossan Rubber Industries Bhd.	869,600	247
	MBSB Bhd.	1,361,200	235
	Mah Sing Group Bhd.	891,500	221
*	Berjaya Corp. Bhd.	3,180,560	220
	Nationgate Holdings Bhd.	738,721	207
	Cahya Mata Sarawak Bhd.	541,200	205
*	UWC Bhd.	206,100	202
	Syarikat Takaful Malaysia Keluarga Bhd.	254,400	188
	VS Industry Bhd.	1,537,401	181
	Velesto Energy Bhd.	2,852,563	170
	Padini Holdings Bhd.	353,550	160
	Bumi Armada Bhd.	2,007,550	158
	Malaysian Resources Corp. Bhd.	1,216,600	131
*	WCT Holdings Bhd.	714,641	128
	UEM Sunrise Bhd.	780,000	119
	D&O Green Technologies Bhd.	387,200	115
	British American Tobacco Malaysia Bhd.	94,900	104
	Hibiscus Petroleum Bhd.	300,760	103
	DRB-Hicom Bhd.	333,800	100
*	Supermax Corp. Bhd.	863,319	98
	Sports Toto Bhd.	283,099	94
*	Dagang NeXchange Bhd.	1,278,800	93
	BerMaz Auto Bhd.	575,020	92
*	Chin Hin Group Bhd.	109,993	61
			129,330
Mexico (0.2%)
	Grupo Financiero Banorte SAB de CV Class O	2,091,003	19,679
	Grupo Mexico SAB de CV Series B	2,037,783	17,618
	America Movil SAB de CV Series B	11,153,675	12,721
	Fomento Economico Mexicano SAB de CV	1,259,166	11,878
	Wal-Mart de Mexico SAB de CV	3,583,259	11,846
	Cemex SAB de CV	11,115,502	11,296
	Grupo Aeroportuario del Pacifico SAB de CV Class B	303,460	6,326
	Arca Continental SAB de CV	617,600	5,982
*	Industrias Penoles SAB de CV	133,678	5,534
	Grupo Aeroportuario del Sureste SAB de CV Class B	111,181	3,363
	Coca-Cola Femsa SAB de CV	376,060	3,235
	Grupo Financiero Inbursa SAB de CV Class O	1,236,700	3,003
	Prologis Property Mexico SA de CV	739,618	2,954
	Grupo Bimbo SAB de CV Series A	844,900	2,920
	Fibra Uno Administracion SA de CV	1,911,373	2,774
	Grupo Bimbo SAB de CV Series A1	358,267	2,561
	Grupo Aeroportuario del Centro Norte SAB de CV	194,088	2,392
	Kimberly-Clark de Mexico SAB de CV Class A	1,087,300	2,105
	Gruma SAB de CV Class B	112,940	1,917
	Gentera SAB de CV	759,300	1,806
	Corp. Inmobiliaria Vesta SAB de CV	553,601	1,681
	Promotora y Operadora de Infraestructura SAB de CV	129,546	1,678
	Megacable Holdings SAB de CV	539,162	1,543
	Grupo Comercial Chedraui SA de CV	199,059	1,443
[3]	Banco del Bajio SA	528,738	1,354
	Fibra MTY SAPI de CV	1,708,800	1,314
	Alfa SAB de CV Class A	1,729,716	1,304
	Qualitas Controladora SAB de CV	138,564	1,256
	Regional SAB de CV	161,900	1,205

Total World Stock Index Fund
		Shares	Market Value• ($000)
	GCC SAB de CV	120,600	1,158
	Concentradora Fibra Danhos SA de CV	605,208	937
[3]	FIBRA Macquarie Mexico	566,828	918
	Grupo Televisa SAB Series CPO	1,695,534	883
	Alsea SAB de CV	306,800	847
	Operadora De Sites Mexicanos SAB de CV Class A-1	753,665	677
	Bolsa Mexicana de Valores SAB de CV	343,100	655
	El Puerto de Liverpool SAB de CV Class C1	118,800	579
	La Comer SAB de CV	236,455	512
*,3	Nemak SAB de CV	2,281,080	483
	Orbia Advance Corp. SAB de CV	512,958	466
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	648,600	431
*	Controladora Alpek SAB de CV	2,509,416	389
	Genomma Lab Internacional SAB de CV Class B	388,063	380
	Becle SAB de CV	286,000	351
*,3	Grupo Traxion SAB de CV	375,935	277
*	Alpek SAB de CV	188,017	95
	Grupo Rotoplas SAB de CV	88,921	64
			154,790
Netherlands (1.0%)
	ASML Holding NV	280,015	296,063
	Prosus NV	911,209	62,981
	ING Groep NV	2,114,572	52,800
*,3	Adyen NV	19,016	32,584
	Koninklijke Ahold Delhaize NV	650,051	26,600
	ASM International NV	33,704	21,869
	Wolters Kluwer NV	166,395	20,398
	Universal Music Group NV	671,408	18,009
	Koninklijke Philips NV	558,575	15,302
	Heineken NV	196,258	15,197
	Koninklijke KPN NV	2,764,802	12,794
	NN Group NV	183,295	12,544
	ArcelorMittal SA	306,087	11,685
[3]	ABN AMRO Bank NV	372,936	11,143
	DSM-Firmenich AG	131,524	10,720
	BE Semiconductor Industries NV	53,515	9,124
	Akzo Nobel NV	124,132	8,203
	ASR Nederland NV	108,255	7,225
	Aegon Ltd.	937,758	7,146
	EXOR NV	69,416	6,016
	Heineken Holding NV	80,824	5,458
	IMCD NV	41,708	4,322
	JDE Peet's NV	108,975	3,966
	Randstad NV	76,239	2,988
[3]	CVC Capital Partners plc	143,897	2,403
	SBM Offshore NV	90,405	2,338
*	InPost SA	181,905	2,291
	Arcadis NV	46,776	2,234
	Aalberts NV	68,983	2,185
[3]	Signify NV	84,277	2,017
	Allfunds Group plc	257,575	1,958
[3]	CTP NV	93,556	1,951
	Koninklijke Vopak NV	41,143	1,865
	Koninklijke BAM Groep NV	167,363	1,554
	Van Lanschot Kempen NV	21,963	1,284
	Koninklijke Heijmans NV	16,638	1,179
	TKH Group NV	26,607	1,176
*,3	Basic-Fit NV	38,945	1,156
*,1	Galapagos NV	36,160	1,151
	APERAM SA	28,970	1,010
	Eurocommercial Properties NV	31,723	947
	Corbion NV	43,775	891
	Fugro NV	81,372	831
	Havas NV	405,631	708
*	Flow Traders Ltd.	22,048	606
[1]	Theon International plc	16,184	571
	Wereldhave NV	26,723	568
	NSI NV	15,668	369
[1]	PostNL NV	207,848	230

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	OCI NV	57,213	224
*,1	TomTom NV	34,247	206
	Sligro Food Group NV	19,031	204
[1]	Brunel International NV	20,680	184
			709,428
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	416,851	8,837
	Auckland International Airport Ltd.	1,275,843	5,938
	Infratil Ltd.	694,574	4,909
	Contact Energy Ltd.	600,131	3,199
	Meridian Energy Ltd.	863,557	2,923
	EBOS Group Ltd.	124,920	2,066
	Mainfreight Ltd.	54,764	1,889
	Spark New Zealand Ltd.	1,235,732	1,732
	Mercury NZ Ltd.	446,119	1,654
*	Fletcher Building Ltd.	703,667	1,312
*	Ryman Healthcare Ltd.	668,510	1,095
	Freightways Group Ltd.	128,280	1,079
	Summerset Group Holdings Ltd.	139,748	927
	Goodman Property Trust	730,458	886
	Precinct Properties Group	1,063,052	754
	Kiwi Property Group Ltd.	1,021,980	632
	Genesis Energy Ltd.	322,597	463
	Argosy Property Ltd.	530,244	390
	Vector Ltd.	132,396	380
	Channel Infrastructure NZ Ltd.	235,788	362
	Scales Corp. Ltd.	90,087	314
	Stride Property Group	344,664	290
	Air New Zealand Ltd.	830,223	283
	SKY Network Television Ltd.	112,768	232
*	SKYCITY Entertainment Group Ltd.	516,266	215
*	Oceania Healthcare Ltd.	327,119	148
			42,909
Norway (0.2%)
	DNB Bank ASA	575,325	14,685
	Equinor ASA	489,543	11,725
	Kongsberg Gruppen ASA	292,405	7,454
	Mowi ASA	331,156	7,280
	Telenor ASA	445,480	6,625
	Norsk Hydro ASA	898,806	6,077
	Aker BP ASA	210,453	5,454
	Orkla ASA	465,129	4,724
	Storebrand ASA	295,629	4,581
	Yara International ASA	112,660	4,105
	Gjensidige Forsikring ASA	130,956	3,524
	Vend Marketplaces ASA Class B	101,225	3,480
	Subsea 7 SA	174,282	3,183
	Salmar ASA	47,862	2,688
	SpareBank 1 Sor-Norge ASA	147,762	2,544
[1]	Frontline plc	103,249	2,526
	TOMRA Systems ASA	166,370	2,031
	Protector Forsikring ASA	43,581	1,963
	Sparebanken Norge	100,263	1,747
*	Nordic Semiconductor ASA	110,913	1,604
	Bakkafrost P/F	34,809	1,598
	Var Energi ASA	475,106	1,596
	SpareBank 1 SMN	86,574	1,592
	TGS ASA	141,670	1,223
	DOF Group ASA	132,335	1,186
	Veidekke ASA	75,451	1,168
	Borregaard ASA	60,000	1,136
	Hafnia Ltd.	166,090	1,035
*,3	Scatec ASA	95,614	1,009
	Aker ASA Class A	12,925	1,004
	Leroy Seafood Group ASA	191,721	903
[3]	Europris ASA	101,312	874
	Atea ASA	53,194	810
[3]	BW LPG Ltd.	60,606	803
	DNO ASA	579,019	791

Total World Stock Index Fund
		Shares	Market Value• ($000)
	BLUENORD ASA	16,813	768
*	Cadeler A/S	157,968	732
	Hoegh Autoliners ASA	73,518	659
*,3	AutoStore Holdings Ltd.	647,251	628
[3]	Elkem ASA	194,024	510
	Wilh Wilhelmsen Holding ASA Class A	9,922	500
	Wallenius Wilhelmsen ASA	62,865	492
	Stolt-Nielsen Ltd.	14,528	487
	Austevoll Seafood ASA	47,509	446
[3]	Entra ASA	37,845	421
	MPC Container Ships ASA	239,008	418
	Aker Solutions ASA	140,416	386
	Bonheur ASA	11,634	252
*,1	Grieg Seafood ASA	30,983	208
*,1	NEL ASA	943,855	206
*	BW Energy Ltd.	47,294	180
	BW Offshore Ltd.	39,903	145
			122,166
Philippines (0.0%)
	International Container Terminal Services Inc.	784,020	7,071
	Bdo Unibank Inc.	1,632,628	3,703
	SM Prime Holdings Inc.	6,805,550	2,590
	Bank of the Philippine Islands	1,269,976	2,274
	Manila Electric Co.	176,865	1,756
	Ayala Land Inc.	4,673,700	1,579
	Ayala Corp.	198,735	1,579
	Metropolitan Bank & Trust Co.	1,286,669	1,508
	PLDT Inc.	64,960	1,235
	Jollibee Foods Corp.	314,890	1,159
	Universal Robina Corp.	638,470	791
	JG Summit Holdings Inc.	1,846,223	751
	AREIT Inc.	909,600	663
	RL Commercial REIT Inc.	4,516,600	562
	GT Capital Holdings Inc.	57,715	535
	Puregold Price Club Inc.	804,880	520
	DMCI Holdings Inc.	2,550,100	489
	Globe Telecom Inc.	19,369	486
	Century Pacific Food Inc.	806,500	480
	LT Group Inc.	1,831,100	455
	Aboitiz Power Corp.	605,500	424
	Semirara Mining & Power Corp.	750,736	421
	Manila Water Co. Inc.	688,900	407
	DigiPlus Interactive Corp.	959,740	341
[3]	Monde Nissin Corp.	2,965,400	340
	Robinson's Land Corp.	1,339,961	339
*	Cebu Air Inc.	618,369	308
	ACEN Corp.	7,388,188	291
	Converge Information & Communications Technology Solutions Inc.	1,323,800	287
	Security Bank Corp.	223,518	264
	Megaworld Corp.	6,892,900	233
	Wilcon Depot Inc.	965,800	126
	Bloomberry Resorts Corp.	1,987,700	108
	D&L Industries Inc.	751,700	58
			34,133
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	623,154	12,777
	ORLEN SA	418,145	11,333
	Powszechny Zaklad Ubezpieczen SA	417,436	6,674
	Bank Polska Kasa Opieki SA	123,918	6,345
*	KGHM Polska Miedz SA	102,267	5,364
*,3	Allegro.eu SA	495,192	4,624
	LPP SA	902	4,379
*,3	Dino Polska SA	327,940	3,917
	Santander Bank Polska SA	27,087	3,567
	CD Projekt SA	50,092	3,442
*	mBank SA	10,304	2,744
	Asseco Poland SA	46,466	2,703
*	Tauron Polska Energia SA	749,707	2,030
*	Bank Millennium SA	435,243	1,822

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	PGE Polska Grupa Energetyczna SA	599,597	1,818
*	Zabka Group SA	305,707	1,776
	Alior Bank SA	63,218	1,762
*	Benefit Systems SA	2,042	1,732
	Grupa Kety SA	6,293	1,584
*,1	CCC SA	36,103	1,478
	KRUK SA	11,522	1,416
	Budimex SA	8,102	1,286
[3]	XTB SA	54,735	1,033
	Orange Polska SA	415,849	1,013
	Enea SA	163,881	919
[1]	Pepco Group NV	98,522	742
	Bank Handlowy w Warszawie SA	20,504	578
	Warsaw Stock Exchange	26,461	438
*	Cyfrowy Polsat SA	96,348	346
*,1	Jastrzebska Spolka Weglowa SA	31,151	218
*	Grupa Azoty SA	36,965	187
			90,047
Portugal (0.0%)
	EDP SA	2,195,383	10,914
	Galp Energia SGPS SA	284,858	5,723
	Banco Comercial Portugues SA Class R	6,366,234	5,619
	Jeronimo Martins SGPS SA	187,288	4,824
	EDP Renovaveis SA	216,771	3,169
	REN - Redes Energeticas Nacionais SGPS SA	274,136	1,032
	Sonae SGPS SA	501,344	817
	NOS SGPS SA	150,083	650
	CTT-Correios de Portugal SA	66,182	575
[1]	Navigator Co. SA	112,017	388
	Mota-Engil SGPS SA	44,604	308
[1]	Altri SGPS SA	45,966	261
	Corticeira Amorim SGPS SA	20,927	176
	Semapa-Sociedade de Investimento e Gestao	5,989	125
			34,581
Qatar (0.1%)
	Qatar National Bank QPSC	3,102,526	15,779
	Qatar Islamic Bank QPSC	1,268,728	8,553
	Industries Qatar QSC	1,419,081	4,944
	Al Rayan Bank	4,376,338	2,813
	Commercial Bank PSQC	2,463,959	2,804
	Qatar Gas Transport Co. Ltd.	1,926,950	2,340
	Ooredoo QPSC	593,425	2,207
	Qatar Navigation QSC	695,991	2,126
	Qatar International Islamic Bank QSC	660,249	2,021
	Qatar Fuel QSC	394,782	1,626
	Qatar Electricity & Water Co. QSC	340,250	1,438
	Dukhan Bank	1,431,024	1,366
	Doha Bank QPSC	1,922,366	1,327
	Mesaieed Petrochemical Holding Co.	3,635,228	1,247
	Barwa Real Estate Co.	1,438,922	1,039
	Vodafone Qatar PQSC	1,348,214	890
*	Estithmar Holding QPSC	597,150	672
	Qatar Aluminum Manufacturing Co.	1,449,416	618
	Gulf International Services QSC	703,070	596
	Al Meera Consumer Goods Co. QSC	108,975	438
*	Ezdan Holding Group QSC	889,166	279
	United Development Co. QSC	853,995	221
			55,344
Romania (0.0%)
	Banca Transilvania SA	654,586	4,148
	OMV Petrom SA	10,657,920	2,277
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	56,442	1,548
	Societatea Energetica Electrica SA	122,863	670
	Societatea Nationala Nuclearelectrica SA	47,861	516
*	MED Life SA	240,516	462
	One United Properties SA	30,950	186
	TTS Transport Trade Services SA	108,327	123

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Teraplast SA	718,255	70
			10,000
Russia (0.0%)
*,2	MMC Norilsk Nickel PJSC ADR	11	—
*,2	Sberbank of Russia PJSC	4,728,611	—
*,2	LUKOIL PJSC ADR	3,780	—
*,2	Gazprom PJSC ADR	22,605	—
*,2	Alrosa PJSC	1,231,670	—
*,2	Polyus PJSC	132,330	—
*,2	Raspadskaya PAO	42,160	—
*,2	Mechel PJSC	111,128	—
*,2	Rosneft Oil Co. PJSC	468,990	—
*,2	Magnitogorsk Iron & Steel Works PJSC	837,541	—
*,2	VTB Bank PJSC	419,083	—
*,2	Sistema AFK PAO	1,740,320	—
*,2	Severstal PAO PJSC	82,549	—
*,2	Credit Bank of Moscow PJSC	5,908,600	—
*,2	Sovcomflot PJSC	170,280	—
*,2	Bank St. Petersburg PJSC	83,530	—
*,2,3	Segezha Group PJSC	947,500	—
*,2	PhosAgro PJSC	214	—
			—
Saudi Arabia (0.4%)
	Al Rajhi Bank	1,393,536	39,387
[3]	Saudi Arabian Oil Co.	4,190,119	28,952
	Saudi National Bank	2,068,746	22,013
*	Saudi Arabian Mining Co.	956,662	16,447
	Saudi Telecom Co.	1,334,505	16,076
*	ACWA Power Co.	159,278	10,290
	Saudi Basic Industries Corp.	631,053	10,271
	Riyad Bank	1,029,049	7,472
	Saudi Awwal Bank	701,045	6,049
	Alinma Bank	861,322	5,964
	SABIC Agri-Nutrients Co.	163,982	5,354
	Dr Sulaiman Al Habib Medical Services Group Co.	71,209	5,174
	Etihad Etisalat Co.	265,109	4,783
	Almarai Co. JSC	342,913	4,546
	Bank AlBilad	539,285	4,261
	Elm Co.	16,639	4,209
	Banque Saudi Fransi	859,603	4,091
	Arab National Bank	607,503	3,929
	Bupa Arabia for Cooperative Insurance Co.	56,165	2,459
	Saudi Electricity Co.	549,881	2,347
*	Umm Al Qura for Development & Construction Co.	312,596	2,021
	Co. for Cooperative Insurance	52,921	1,924
	Saudi Tadawul Group Holding Co.	35,833	1,903
*	Jabal Omar Development Co.	403,160	1,899
	Riyadh Cables Group Co.	48,521	1,831
*	Dar Al Arkan Real Estate Development Co.	388,708	1,790
	Yanbu National Petrochemical Co.	191,245	1,758
*	Bank Al-Jazira	510,445	1,717
	Makkah Construction & Development Co.	67,933	1,611
	Saudi Investment Bank	437,299	1,603
	Jarir Marketing Co.	416,686	1,578
	Sahara International Petrochemical Co.	305,592	1,540
	Aldrees Petroleum & Transport Services Co.	36,149	1,480
	Dallah Healthcare Co.	35,208	1,446
	SAL Saudi Logistics Services	28,270	1,328
	Mouwasat Medical Services Co.	64,755	1,327
*	Saudi Research & Media Group	28,662	1,314
	Ades Holding Co.	275,073	1,243
	Arabian Internet & Communications Services Co.	16,673	1,120
	Electrical Industries Co.	361,702	1,114
*	Saudi Kayan Petrochemical Co.	685,641	1,078
	Mobile Telecommunications Co. Saudi Arabia	345,162	1,056
*	Al Rajhi Co. for Co-operative Insurance	32,534	1,023
	Nahdi Medical Co.	32,545	1,007
	Saudi Industrial Investment Group	227,465	985
*	National Industrialization Co. Class C	307,014	947

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Astra Industrial Group Co.	23,699	941
*	Seera Group Holding	110,208	912
*	Advanced Petrochemical Co.	89,929	907
[3]	Arabian Centres Co. Ltd.	151,596	886
*	Rabigh Refining & Petrochemical Co.	340,798	816
*	National Agriculture Development Co.	143,665	799
	Saudi Aramco Base Oil Co.	31,004	797
	Taiba Investments Co.	72,980	787
	Jamjoom Pharmaceuticals Factory Co.	18,739	779
*	Savola Group	113,886	747
	National Co. for Learning & Education	16,161	746
	Saudia Dairy & Foodstuff Co.	9,727	745
	National Medical Care Co.	14,537	687
	Arriyadh Development Co.	86,676	681
	Saudi Ground Services Co.	56,915	673
	Saudi Chemical Co. Holding	335,825	661
	Abdullah Al Othaim Markets Co.	324,786	659
	Saudi Airlines Catering Co.	25,356	654
*	Rasan Information Technology Co.	22,071	648
	Almoosa Health Co.	11,968	638
*	Power & Water Utility Co. for Jubail & Yanbu	54,371	612
	Al Hammadi Holding	65,599	611
	Al Masane Al Kobra Mining Co.	29,473	594
	Arabian Drilling Co.	24,493	578
*	Saudi Automotive Services Co.	29,456	563
	National Gas & Industrialization Co.	23,169	550
	Retal Urban Development Co.	166,147	523
	Leejam Sports Co. JSC	15,151	517
	United Electronics Co.	21,699	513
	AlKhorayef Water & Power Technologies Co.	12,306	493
	Al Rajhi REIT	219,501	491
*	Saudi Reinsurance Co.	58,160	482
*	Perfect Presentation For Commercial Services Co.	170,934	465
	United International Transportation Co.	23,458	463
	Yamama Cement Co.	61,689	452
	East Pipes Integrated Co. for Industry	11,639	451
	Dr. Soliman Abdel Kader Fakeeh Hospital Co.	39,418	445
	Al Moammar Information Systems Co.	10,985	441
	Saudi Cement Co.	42,890	438
*	Jahez International Co.	69,499	394
*	Arabian Contracting Services Co.	12,313	393
*	Middle East Paper Co.	52,411	377
	Qassim Cement Co.	32,987	371
*	Saudi Real Estate Co.	94,116	362
	Middle East Healthcare Co.	25,278	345
*	Emaar Economic City	95,737	325
	Al-Dawaa Medical Services Co.	18,308	320
*	Bawan Co.	20,681	312
	Etihad Atheeb Telecommunication Co.	10,398	298
	BinDawood Holding Co.	175,250	269
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	33,231	268
	Saudi Ceramic Co.	31,848	260
	Southern Province Cement Co.	37,373	249
	City Cement Co.	56,779	221
	Almunajem Foods Co.	11,114	172
	Yanbu Cement Co.	38,524	166
*	Advanced Building Industries Co.	17,264	165
	Eastern Province Cement Co.	22,602	156
	Arabian Cement Co.	23,203	137
			272,122
Singapore (0.3%)
	DBS Group Holdings Ltd.	1,426,825	59,074
	Oversea-Chinese Banking Corp. Ltd.	2,281,738	29,848
	United Overseas Bank Ltd.	870,300	23,148
	Singapore Telecommunications Ltd.	5,174,400	16,889
	Keppel Ltd.	1,099,113	8,595
	CapitaLand Integrated Commercial Trust	4,033,309	7,333
	Singapore Exchange Ltd.	563,510	7,312
	Singapore Technologies Engineering Ltd.	1,106,000	7,206

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CapitaLand Ascendas REIT	2,595,013	5,618
	Singapore Airlines Ltd.	961,636	4,895
	Wilmar International Ltd.	1,287,437	3,094
	Sembcorp Industries Ltd.	609,731	3,055
	Capitaland Investment Ltd.	1,484,400	3,007
	Keppel DC REIT	1,394,375	2,559
	Seatrium Ltd.	1,455,623	2,428
	Mapletree Logistics Trust	2,343,815	2,412
	Mapletree Industrial Trust	1,439,092	2,354
	NetLink NBN Trust	3,078,200	2,317
[1]	Genting Singapore Ltd.	4,003,800	2,244
	UOL Group Ltd.	344,455	2,104
	Venture Corp. Ltd.	167,400	1,916
	Thai Beverage PCL	4,810,400	1,773
	ComfortDelGro Corp. Ltd.	1,567,300	1,757
	City Developments Ltd.	308,100	1,711
	Mapletree Pan Asia Commercial Trust	1,442,859	1,596
	Suntec REIT	1,506,400	1,551
	SATS Ltd.	589,036	1,547
	Frasers Logistics & Commercial Trust	2,050,876	1,504
	Frasers Centrepoint Trust	830,023	1,492
	Keppel REIT	1,662,190	1,341
	CapitaLand Ascott Trust	1,731,815	1,256
	Jardine Cycle & Carriage Ltd.	49,488	1,236
	Parkway Life REIT	352,286	1,110
	iFAST Corp. Ltd.	139,900	1,041
	Golden Agri-Resources Ltd.	4,388,000	944
	ESR-REIT	427,858	940
	Keppel Infrastructure Trust	2,207,766	780
	Hutchison Port Holdings Trust	3,364,700	707
	Sheng Siong Group Ltd.	381,500	680
	Capitaland India Trust	722,990	672
	Lendlease Global Commercial REIT	1,127,814	554
	UMS Integration Ltd.	445,700	506
	Stoneweg Europe Stapled Trust	284,720	500
	Starhill Global REIT	1,044,000	466
	Olam Group Ltd.	607,300	458
	First Resources Ltd.	293,100	442
	Bumitama Agri Ltd.	373,000	410
	AIMS APAC REIT	383,363	406
	CapitaLand China Trust	654,668	402
	Far East Hospitality Trust	820,200	381
	Raffles Medical Group Ltd.	493,400	375
	Digital Core REIT Management Pte. Ltd.	666,700	343
	StarHub Ltd.	384,200	342
	CDL Hospitality Trusts	523,279	332
	Singapore Post Ltd.	1,025,300	331
	OUE REIT	1,210,175	321
	SIA Engineering Co. Ltd.	98,500	267
	First REIT	1,043,136	224
[1]	Riverstone Holdings Ltd.	320,000	221
*	AEM Holdings Ltd.	141,254	206
*	Keppel Pacific Oak US REIT	462,700	106
*	COSCO Shipping International Singapore Co. Ltd.	759,400	71
*	Manulife US REIT	783,584	56
	Prime US REIT	273,640	54
	Nanofilm Technologies International Ltd.	74,400	40
			228,860
South Africa (0.4%)
	Naspers Ltd. Class N	569,300	39,985
	Gold Fields Ltd.	643,805	24,823
	Anglogold Ashanti plc	326,843	22,410
	FirstRand Ltd.	3,859,738	18,318
	Standard Bank Group Ltd.	956,528	14,066
	Capitec Bank Holdings Ltd.	61,061	13,510
	Anglo American Platinum Ltd.	191,261	11,829
	MTN Group Ltd.	1,182,060	11,809
	Impala Platinum Holdings Ltd.	648,737	6,952
	Harmony Gold Mining Co. Ltd.	386,728	6,435

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Absa Group Ltd.	525,006	5,866
	Sanlam Ltd.	1,113,396	5,843
	Bid Corp. Ltd.	233,202	5,773
	Shoprite Holdings Ltd.	325,890	5,451
*	Sibanye Stillwater Ltd.	1,946,698	5,166
	Discovery Ltd.	384,626	4,832
	Nedbank Group Ltd.	313,775	4,278
	Northam Platinum Holdings Ltd.	249,362	4,165
[3]	Pepkor Holdings Ltd.	2,639,683	4,025
	Remgro Ltd.	354,193	3,513
	Clicks Group Ltd.	161,726	3,410
	NEPI Rockcastle NV	412,107	3,342
	Reinet Investments SCA	91,378	2,927
*	Sasol Ltd.	448,397	2,805
	Bidvest Group Ltd.	215,209	2,799
	Vodacom Group Ltd.	330,744	2,677
	Old Mutual Ltd.	3,236,052	2,530
	OUTsurance Group Ltd.	586,408	2,468
	Tiger Brands Ltd.	118,133	2,235
	Anglogold Ashanti plc (XNYS)	31,999	2,176
	Mr Price Group Ltd.	180,835	2,161
	Woolworths Holdings Ltd.	661,024	1,996
	Growthpoint Properties Ltd.	2,087,845	1,963
	Exxaro Resources Ltd.	164,154	1,672
	Momentum Group Ltd.	844,835	1,627
	Redefine Properties Ltd.	4,514,712	1,407
	Aspen Pharmacare Holdings Ltd.	247,590	1,402
	AVI Ltd.	225,739	1,255
	Foschini Group Ltd.	225,114	1,195
	Investec Ltd.	156,144	1,176
	Vukile Property Fund Ltd.	864,860	1,130
	Fortress Real Estate Investments Ltd. Class B	807,134	1,086
	Resilient REIT Ltd.	210,926	860
	Hyprop Investments Ltd.	283,893	842
	DRDGOLD Ltd.	324,083	818
*	SPAR Group Ltd.	126,055	793
	Truworths International Ltd.	261,216	782
	Motus Holdings Ltd.	123,684	745
*	Pick n Pay Stores Ltd.	454,971	743
[1]	Kumba Iron Ore Ltd.	36,176	720
[3]	Dis-chem Pharmacies Ltd.	342,423	670
	Netcare Ltd.	772,623	652
	DataTec Ltd.	154,482	641
	Life Healthcare Group Holdings Ltd.	925,875	634
	Telkom SA SOC Ltd.	223,519	625
	African Rainbow Minerals Ltd.	60,755	603
	Coronation Fund Managers Ltd.	206,818	587
	JSE Ltd.	66,869	543
	Santam Ltd.	21,925	523
	Sappi Ltd.	389,149	510
	We Buy Cars Holdings Ltd.	167,494	444
[1]	AECI Ltd.	84,156	434
	Equites Property Fund Ltd.	436,346	425
	Attacq Ltd.	475,772	416
	Reunert Ltd.	125,079	403
	Grindrod Ltd.	410,899	402
*	Boxer Retail Ltd.	87,267	383
	Ninety One Ltd.	117,635	350
	Omnia Holdings Ltd.	78,627	346
	Thungela Resources Ltd.	73,464	325
	Wilson Bayly Holmes-Ovcon Ltd.	36,702	320
*	MAS plc	261,000	317
	Astral Foods Ltd.	21,408	276
	Afrimat Ltd.	84,822	222
	Sun International Ltd.	95,252	213
	Burstone Group Ltd.	400,652	209
	Super Group Ltd.	216,350	200
*,2	Multichoice Group	16,580	120

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	KAP Ltd.	1,215,044	115
			282,699
South Korea (1.4%)
	Samsung Electronics Co. Ltd. (XKRX)	3,333,951	250,967
	SK Hynix Inc.	385,135	149,853
	NAVER Corp.	105,304	19,736
*	Doosan Enerbility Co. Ltd.	313,682	19,414
	Hyundai Motor Co.	92,818	18,823
	KB Financial Group Inc.	220,484	17,999
	Hanwha Aerospace Co. Ltd.	24,145	16,562
	Shinhan Financial Group Co. Ltd.	293,559	15,078
	Kia Corp.	171,632	14,396
[1]	Celltrion Inc.	103,156	12,697
	Hana Financial Group Inc.	193,932	11,618
*	SK Square Co. Ltd.	63,194	11,471
*,2,3	Samsung Biologics Co. Ltd.	12,835	10,973
	Korea Shipbuilding & Offshore Engineering Co. Ltd.	31,863	10,591
	POSCO Holdings Inc.	48,404	10,528
	Kakao Corp.	218,679	9,966
*,1	LG Energy Solution Ltd.	29,439	9,746
*,1	Alteogen Inc.	28,022	9,582
	HD Hyundai Electric Co. Ltd.	15,655	9,511
*	Samsung Heavy Industries Co. Ltd.	446,473	9,252
	Samsung SDI Co. Ltd. (XKRX)	40,957	9,228
	Hyundai Mobis Co. Ltd.	41,505	9,178
	Samsung C&T Corp.	56,599	8,957
	LG Chem Ltd. (XKRX)	31,111	8,653
	Woori Financial Group Inc.	484,750	8,629
*	Hanwha Ocean Co. Ltd.	89,195	8,598
	Hyundai Rotem Co. Ltd.	51,000	8,240
	Samsung Electro-Mechanics Co. Ltd.	39,623	6,792
	KT&G Corp.	72,000	6,776
	Samsung Fire & Marine Insurance Co. Ltd.	21,853	6,764
[1]	Hyundai Heavy Industries Co. Ltd.	15,375	6,475
	Samsung Life Insurance Co. Ltd.	54,709	5,912
	Korea Electric Power Corp.	183,746	5,500
	Hyosung Heavy Industries Corp.	3,625	5,407
	LG Electronics Inc. (XKRX)	75,060	4,604
[1]	Ecopro Co. Ltd.	72,556	4,468
	SK Inc.	25,050	4,350
	HD Hyundai Co. Ltd.	29,097	4,179
	Meritz Financial Group Inc.	53,865	4,174
[1]	SK Innovation Co. Ltd.	44,594	4,027
*,1	Ecopro BM Co. Ltd.	34,666	3,879
*	Krafton Inc.	19,775	3,827
	HYBE Co. Ltd.	15,786	3,771
	Korea Investment Holdings Co. Ltd.	29,077	3,707
	Korea Aerospace Industries Ltd.	50,435	3,654
	Samsung SDS Co. Ltd.	27,933	3,583
	Hyundai Glovis Co. Ltd.	26,451	3,496
*,1	POSCO Future M Co. Ltd.	22,925	3,474
	LG Corp.	58,134	3,270
	Yuhan Corp.	38,702	3,202
	LS Electric Co. Ltd.	10,302	3,127
	LIG Nex1 Co. Ltd.	8,565	3,119
[1]	APR Corp.	17,327	3,096
	IsuPetasys Co. Ltd.	39,019	3,095
[1]	Hanmi Semiconductor Co. Ltd.	30,117	3,012
	Doosan Co. Ltd.	4,539	2,999
[1]	HMM Co. Ltd.	202,455	2,915
*,1	HLB Inc.	82,854	2,820
*,1	Peptron Inc.	14,825	2,811
	DB Insurance Co. Ltd.	30,996	2,755
[1]	HD Hyundai Mipo	16,231	2,749
	KB Financial Group Inc. ADR (XNYS)	33,382	2,718
	Samyang Foods Co. Ltd.	2,872	2,712
	Mirae Asset Securities Co. Ltd.	143,652	2,641
	Hyundai Engineering & Construction Co. Ltd.	52,772	2,593
	Industrial Bank of Korea	180,892	2,451

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Samsung Securities Co. Ltd.	44,454	2,406
	Coway Co. Ltd.	37,768	2,362
	Korean Air Lines Co. Ltd.	147,141	2,283
*	LG Display Co. Ltd.	220,175	2,251
[1]	Korea Zinc Co. Ltd.	3,103	2,248
[1]	Hanwha Systems Co. Ltd.	52,747	2,214
[1]	KakaoBank Corp.	131,263	2,128
	Samsung E&A Co. Ltd.	109,057	1,983
*	ABLBio Inc.	27,861	1,946
	KIWOOM Securities Co. Ltd.	9,270	1,925
[1]	Amorepacific Corp.	21,593	1,829
*,1	LigaChem Biosciences Inc.	17,750	1,820
*	S-Oil Corp.	36,077	1,816
	PharmaResearch Co. Ltd.	4,682	1,773
*,1	Rainbow Robotics	5,803	1,773
	JB Financial Group Co. Ltd.	110,775	1,744
	BNK Financial Group Inc.	180,055	1,743
	LG Uplus Corp.	162,808	1,740
*	SK Biopharmaceuticals Co. Ltd.	21,070	1,704
[1]	HD Hyundai Marine Solution Co. Ltd.	9,825	1,657
	LS Corp.	11,246	1,639
[1]	Hanwha Solutions Corp.	76,487	1,635
	Hankook Tire & Technology Co. Ltd.	50,245	1,631
[1]	Sam Chun Dang Pharm Co. Ltd.	9,717	1,593
	LG Innotek Co. Ltd.	9,327	1,573
	Doosan Bobcat Inc.	35,869	1,514
*,1	L&F Co. Ltd.	17,421	1,487
[1]	Hanjin Kal Corp.	19,966	1,465
	NH Investment & Securities Co. Ltd.	100,256	1,429
	NCSoft Corp.	8,615	1,330
	LEENO Industrial Inc.	32,464	1,307
*	Hanwha Engine	37,544	1,301
*,1	SKC Co. Ltd.	14,422	1,285
	Hyundai Steel Co.	54,645	1,262
[1]	LG H&H Co. Ltd. (XKRX)	6,322	1,260
	Hanmi Pharm Co. Ltd.	4,049	1,205
[1]	LG CNS Co. Ltd.	25,808	1,199
*,1	Taihan Cable & Solution Co. Ltd.	70,647	1,194
	Hanwha Corp. (XKRX)	17,710	1,185
[1]	Posco International Corp.	30,212	1,164
[1]	CJ Corp.	9,683	1,158
	iM Financial Group Co. Ltd.	120,570	1,119
[1]	Orion Corp.	15,689	1,093
[1]	TechWing Inc.	22,637	1,052
	Hansol Chemical Co. Ltd.	6,401	1,040
*	Voronoi Inc.	7,542	1,035
	POSCO Holdings Inc. (XNYS) ADR	18,635	1,018
	JYP Entertainment Corp.	17,927	1,016
*	Hyundai Marine & Fire Insurance Co. Ltd.	52,955	1,013
	Eo Technics Co. Ltd.	6,131	1,008
*	HD-Hyundai Marine Engine	14,157	985
*	Celltrion Pharm Inc.	21,939	980
*,1	D&D PharmaTech Inc.	4,919	958
	HD Hyundai Infracore Co. Ltd.	89,646	956
[1]	NongShim Co. Ltd.	3,108	950
	Kangwon Land Inc.	78,700	932
	GS Holdings Corp.	27,569	927
[1]	Sanil Electric Co. Ltd.	8,408	920
	Poongsan Corp.	11,418	878
*,1	Hanwha Vision Co. Ltd.	24,962	878
	E-MART Inc.	16,944	858
[1]	KEPCO Engineering & Construction Co. Inc.	11,968	854
	WONIK IPS Co. Ltd.	18,108	812
	Kumho Petrochemical Co. Ltd.	9,942	808
	S-1 Corp.	15,219	800
[1]	KCC Corp.	2,592	798
	OCI Holdings Co. Ltd.	9,856	788
[1]	Douzone Bizon Co. Ltd.	12,546	784
*,1	Doosan Fuel Cell Co. Ltd.	26,149	781
	Misto Holdings Corp.	30,205	779

Total World Stock Index Fund
		Shares	Market Value• ($000)
	CJ CheilJedang Corp. (XKRX)	4,831	777
*,1	Silicon2 Co. Ltd.	24,591	776
	DB HiTek Co. Ltd.	18,856	775
[1]	Cosmax Inc.	5,386	771
*,1	Ecopro Materials Co. Ltd.	17,128	755
	Hyundai Elevator Co. Ltd.	13,632	723
*,1	Kakaopay Corp.	19,614	718
*,1	Hotel Shilla Co. Ltd.	20,831	710
	Korean Reinsurance Co.	92,777	690
*,1	CosmoAM&T Co. Ltd.	17,583	683
	Samsung Card Co. Ltd.	19,318	671
	Cheil Worldwide Inc.	46,954	670
*	Hugel Inc.	3,569	655
*,1	Enchem Co. Ltd.	10,835	651
*,1	Doosan Robotics Inc.	11,905	649
*,1	GemVax & Kael Co. Ltd.	19,165	648
[1]	Posco DX Co. Ltd.	35,210	647
[1]	HPSP Co. Ltd.	26,813	647
[1]	Hyundai Autoever Corp.	4,519	643
[1]	Iljin Electric Co. Ltd.	15,850	637
[3]	Netmarble Corp.	16,715	633
[1]	Kolmar Korea Co. Ltd.	11,483	620
[1]	Dongjin Semichem Co. Ltd.	20,533	614
*	Hanall Biopharma Co. Ltd.	21,177	614
	KEPCO Plant Service & Engineering Co. Ltd.	17,251	612
*,1	Mezzion Pharma Co. Ltd.	13,862	601
*,1	Naturecell Co. Ltd.	34,659	599
	Hyundai Department Store Co. Ltd.	10,566	599
	Han Kuk Carbon Co. Ltd.	23,265	597
	Shinsegae Inc.	4,869	593
*,1	SK Bioscience Co. Ltd.	16,668	592
	Hyosung Corp.	6,629	588
*	Oscotec Inc.	20,441	588
[1]	SM Entertainment Co. Ltd.	7,005	587
	BGF retail Co. Ltd.	7,950	578
*,1	SOLUM Co. Ltd.	44,582	559
*,1	ISU Specialty Chemical	14,330	556
	Eugene Technology Co. Ltd.	8,350	554
[1]	SIMMTECH Co. Ltd.	12,556	552
	GS Engineering & Construction Corp.	41,583	545
	Daou Technology Inc.	19,687	538
[1]	Hana Micron Inc.	26,234	538
	HL Mando Co. Ltd.	19,684	531
	Lotte Chemical Corp.	10,586	524
	Korea Gas Corp.	17,814	521
	Soulbrain Co. Ltd.	2,606	515
	Park Systems Corp.	3,026	515
	ST Pharm Co. Ltd.	7,194	511
[1]	L&C Bio Co. Ltd.	13,823	510
	Youngone Corp.	12,520	508
*	Pearl Abyss Corp.	20,953	508
	DL E&C Co. Ltd.	16,399	491
[1]	Classys Inc.	14,188	490
[1]	YG Entertainment Inc.	7,517	482
[1]	Daeduck Electronics Co. Ltd.	18,162	481
*,1	Lunit Inc.	15,951	479
[1]	CS Wind Corp.	15,615	477
	Daishin Securities Co. Ltd.	22,722	463
	LX International Corp.	21,923	463
	Koh Young Technology Inc.	39,103	456
[1]	Hyundai Construction Equipment Co. Ltd.	6,479	454
*	BHI Co. Ltd.	12,773	452
	CJ Logistics Corp.	7,738	447
	Paradise Co. Ltd.	34,477	447
[1]	HK inno N Corp.	12,846	445
	Lotte Chilsung Beverage Co. Ltd.	5,321	430
	SK Gas Ltd.	2,330	426
[1]	Jusung Engineering Co. Ltd.	19,828	425
*	Hanwha Life Insurance Co. Ltd.	200,116	425
	S&S Tech Corp.	10,826	425

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Hyundai Wia Corp.	10,205	419
[1]	Shinsung Delta Tech Co. Ltd.	10,744	412
	Dongsuh Cos. Inc.	20,882	395
	Pan Ocean Co. Ltd.	146,753	394
*,1	Seojin System Co. Ltd.	20,757	394
[1]	Pharmicell Co. Ltd.	32,782	389
[1]	F&F Co. Ltd.	8,915	383
	PSK Inc.	14,505	382
	Youngone Holdings Co. Ltd.	3,801	379
	Advanced Process Systems Corp.	26,845	374
	Caregen Co. Ltd.	8,119	369
	Green Cross Corp.	4,046	368
	SK REITs Co. Ltd.	98,664	366
	ISC Co. Ltd.	6,564	365
*	Hanwha Investment & Securities Co. Ltd.	95,684	358
	INTOPS Co. Ltd.	31,519	357
	Seegene Inc.	20,038	355
*,1	Hyundai Bioscience Co. Ltd.	97,132	355
*,1	Fadu Inc.	19,989	355
*	Woori Technology Inc.	105,500	355
	Hanmi Science Co. Ltd.	12,822	354
	Otoki Corp.	1,281	349
	Tokai Carbon Korea Co. Ltd.	2,959	344
	Lotte Shopping Co. Ltd.	7,496	342
*	Daewoo Engineering & Construction Co. Ltd.	128,480	337
	HDC Holdings Co. Ltd.	25,758	332
[1]	Daejoo Electronic Materials Co. Ltd.	6,274	332
	Binggrae Co. Ltd.	6,531	331
*	GI Innovation Inc.	31,262	331
	Soop Co. Ltd.	6,274	319
*	Lotte Energy Materials Corp.	17,430	317
	Shinhan Alpha REIT Co. Ltd.	80,915	316
	HDC Hyundai Development Co-Engineering & Construction	22,781	308
	People & Technology Inc.	10,131	307
*,3	SK IE Technology Co. Ltd.	13,993	301
	LOTTE Fine Chemical Co. Ltd.	9,334	298
	RFHIC Corp.	12,613	295
	Daewoong Pharmaceutical Co. Ltd.	3,006	294
*	Lotte Tour Development Co. Ltd.	22,998	292
	Hyosung TNC Corp.	1,998	291
	Lotte Corp.	14,118	289
	Hite Jinro Co. Ltd.	21,911	289
	SK Chemicals Co. Ltd.	6,442	285
	Daesang Corp.	19,425	284
*	CJ ENM Co. Ltd.	5,763	283
*	Kumho Tire Co. Inc.	85,471	283
	Partron Co. Ltd.	58,130	282
*	Duk San Neolux Co. Ltd.	9,419	278
	DongKook Pharmaceutical Co. Ltd.	21,955	272
*	Foosung Co. Ltd.	43,488	271
*,1	Hanon Systems	88,115	269
	Chong Kun Dang Pharmaceutical Corp.	4,611	268
	Sebang Global Battery Co. Ltd.	5,794	265
	Innocean Worldwide Inc.	22,023	265
	ESR Kendall Square REIT Co. Ltd.	86,617	265
*,1	Kakao Games Corp.	23,142	261
*,1	SHIFT UP Corp.	9,707	261
	Amorepacific Holdings Corp.	14,537	259
	MegaStudyEdu Co. Ltd.	8,884	259
*,1	Danal Co. Ltd.	45,980	259
	HAESUNG DS Co. Ltd.	7,122	257
	DoubleUGames Co. Ltd.	7,242	255
*,1	Synopex Inc.	55,534	255
	NHN Corp.	12,518	254
*,1	Chabiotech Co. Ltd.	29,490	254
	SL Corp.	9,952	253
*	Hanwha General Insurance Co. Ltd.	66,514	253
	Medytox Inc.	3,003	253
	GS Retail Co. Ltd.	20,244	252
*	Korea Line Corp.	189,211	249

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Sung Kwang Bend Co. Ltd.	11,156	246
*	Wemade Co. Ltd.	13,053	245
	Kwang Dong Pharmaceutical Co. Ltd.	60,643	243
	Green Cross Holdings Corp.	21,854	242
	HL Holdings Corp.	8,477	241
	Hankook & Co. Co. Ltd.	14,228	235
*	Cafe24 Corp.	9,349	235
*	Studio Dragon Corp.	7,308	233
	Hyundai Green Food	22,101	233
*	Asiana Airlines Inc.	37,193	230
	LX Semicon Co. Ltd.	5,715	229
	Samchully Co. Ltd.	2,630	227
	BH Co. Ltd.	17,644	227
[1]	NICE Information Service Co. Ltd.	22,233	226
	SK Networks Co. Ltd.	70,592	225
	Grand Korea Leisure Co. Ltd.	20,689	225
[1]	Cheryong Electric Co. Ltd.	8,273	225
*,1	VT Co. Ltd.	12,794	224
	LX Holdings Corp.	38,930	223
	Hankook Shell Oil Co. Ltd.	717	222
*,1	Daea TI Co. Ltd.	77,128	219
*	Il Dong Pharmaceutical Co. Ltd.	13,165	217
	Kolon Industries Inc.	8,682	216
*,1	Ananti Inc.	39,587	214
[2]	Samyang Holdings Corp.	2,925	214
	HS Hyosung Advanced Materials Corp.	1,626	211
	Lake Materials Co. Ltd.	20,511	210
	Seobu T&D	32,649	209
	LOTTE REIT Co. Ltd.	77,226	209
*,1	Creative & Innovative System	39,334	208
[1]	Advanced Nano Products Co. Ltd.	4,508	208
[1]	Doosan Tesna Inc.	5,820	204
	Ahnlab Inc.	4,531	193
	Taekwang Industrial Co. Ltd.	343	193
[1]	TES Co. Ltd.	6,231	193
*,1	SK oceanplant Co. Ltd.	12,959	192
	Solid Inc.	33,987	191
	iMarketKorea Inc.	34,591	190
	Dongwon Industries Co. Ltd.	5,482	186
*	Seoul Semiconductor Co. Ltd.	42,393	186
*,1	Cosmochemical Co. Ltd.	13,762	186
	SFA Engineering Corp.	10,655	185
*,1	Shin Poong Pharmaceutical Co. Ltd.	19,421	185
*	Eubiologics Co. Ltd.	21,312	185
	DL Holdings Co. Ltd.	6,552	179
*	Hanssem Co. Ltd.	5,339	174
*,1	Binex Co. Ltd.	15,146	169
	InBody Co. Ltd.	8,363	168
	JR Global REIT	82,399	167
	Daewoong Co. Ltd.	10,718	163
	SK Discovery Co. Ltd.	3,913	163
	NEXTIN Inc.	3,543	163
	Innox Advanced Materials Co. Ltd.	9,317	161
	ENF Technology Co. Ltd.	4,657	161
	Ecopro HN Co. Ltd.	8,285	161
	Youlchon Chemical Co. Ltd.	7,162	159
*,1	HLB Life Science Co. Ltd.	53,557	158
[1]	Dentium Co. Ltd.	3,940	157
*,1	LS Materials Ltd.	16,581	156
[1]	Posco M-Tech Co. Ltd.	14,440	155
	Hancom Inc.	8,867	154
	DI Dong Il Corp.	11,952	152
	SD Biosensor Inc.	22,765	152
	Hansol Paper Co. Ltd.	26,412	151
[1]	Hana Tour Service Inc.	4,494	150
	LF Corp.	11,703	150
	Korea Petrochemical Ind Co. Ltd.	1,618	148
*	Sungeel Hitech Co. Ltd.	4,903	147
	SNT Motiv Co. Ltd.	6,078	146
*	Bukwang Pharmaceutical Co. Ltd.	56,055	145

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	KMW Co. Ltd.	11,857	141
	JW Pharmaceutical Corp.	8,446	139
	Orion Holdings Corp.	10,345	138
*	Bioneer Corp.	12,524	136
	Korea Electric Terminal Co. Ltd.	3,118	135
	Vieworks Co. Ltd.	9,948	132
	OCI Co. Ltd.	3,110	129
*	GS P&L Co. Ltd.	4,801	129
[1]	TCC Steel	9,727	125
*	Jeju Air Co. Ltd.	30,603	123
*,1	SFA Semicon Co. Ltd.	40,560	121
	Lotte Wellfood Co. Ltd.	1,518	121
	Hanjin Logistics Corp.	8,540	120
	Lotte Rental Co. Ltd.	5,834	120
	Seah Besteel Holdings Corp.	6,003	116
	Mcnex Co. Ltd.	5,314	116
	Sungwoo Hitech Co. Ltd.	24,178	115
*	GC Cell Corp.	7,163	115
*	Amicogen Inc.	53,231	113
*,1	Nexon Games Co. Ltd.	12,037	113
	Unid Co. Ltd.	2,363	111
[1]	KC Tech Co. Ltd.	4,074	109
*,1	Chunbo Co. Ltd.	2,163	109
[1]	Intellian Technologies Inc.	3,402	108
	i-SENS Inc.	8,808	107
*	CJ CGV Co. Ltd.	30,053	105
*	Shinsung E&G Co. Ltd.	81,277	105
	Yuanta Securities Korea Co. Ltd.	38,496	104
	TK Corp.	5,206	103
	Hanil Cement Co. Ltd.	8,300	103
[1]	NHN KCP Corp.	9,232	103
*,1	HLB Therapeutics Co. Ltd.	42,886	100
*	UniTest Inc.	7,083	100
	Com2uSCorp	4,149	99
*,1	Joongang Advanced Materials Co. Ltd.	37,857	99
	PI Advanced Materials Co. Ltd.	7,673	97
*	GeneOne Life Science Inc.	65,440	97
	TKG Huchems Co. Ltd.	7,579	95
*	Neowiz	5,514	95
*	Tongyang Life Insurance Co. Ltd.	19,837	94
[1]	Harim Holdings Co. Ltd.	18,041	94
	KCC Glass Corp.	4,931	90
	Hyundai GF Holdings	16,214	89
	Dongkuk Steel Mill Co. Ltd.	15,002	89
	Humedix Co. Ltd.	2,506	88
	Nexen Tire Corp.	19,052	86
	Dong-A Socio Holdings Co. Ltd.	1,116	85
*	Komipharm International Co. Ltd.	20,136	85
*	DIO Corp.	6,970	82
	SK Securities Co. Ltd.	167,425	82
	Huons Global Co. Ltd.	2,154	82
	Myoung Shin Industrial Co. Ltd.	12,556	82
	Samwha Capacitor Co. Ltd.	3,429	81
	Young Poong Corp.	2,270	78
	IS Dongseo Co. Ltd.	5,641	74
	Soulbrain Holdings Co. Ltd.	2,470	74
	Hyundai Home Shopping Network Corp.	1,970	73
	Korea United Pharm Inc.	5,473	73
	KISWIRE Ltd.	5,769	72
	Boryung	11,701	72
	Solus Advanced Materials Co. Ltd.	11,130	71
	NICE Holdings Co. Ltd.	7,180	70
*	BNC Korea Co. Ltd.	19,712	70
	Eugene Investment & Securities Co. Ltd.	26,002	68
*,2	Kum Yang Co. Ltd.	9,732	68
	GOLFZON Co. Ltd.	1,620	67
	Namyang Dairy Products Co. Ltd.	1,800	65
*	W Scope Chungju Plant Co. Ltd.	11,680	64
*	CMG Pharmaceutical Co. Ltd.	48,693	62
*,2	NKMax Co. Ltd.	42,604	60

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Humasis Co. Ltd.	70,056	60
	Songwon Industrial Co. Ltd.	8,840	59
	HYUNDAI Corp.	3,860	57
	KH Vatec Co. Ltd.	6,489	57
	Dong-A ST Co. Ltd.	1,620	56
	HS Industries Co. Ltd.	19,810	55
	Hansae Co. Ltd.	7,440	55
	LX Hausys Ltd.	2,811	55
	Handsome Co. Ltd.	5,208	54
	Webzen Inc.	6,293	53
	Huons Co. Ltd.	2,533	52
	Samyang Corp.	1,434	50
*	Yungjin Pharmaceutical Co. Ltd.	33,594	49
	E1 Corp.	906	48
	Zinus Inc.	4,925	48
*	Genexine Inc.	12,258	45
	Modetour Network Inc.	5,632	44
[2]	Ilyang Pharmaceutical Co. Ltd.	4,628	42
*	Vaxcell-Bio Therapeutics Co. Ltd.	6,522	42
*	Dawonsys Co. Ltd.	13,580	36
*,2	Hyosung Chemical Corp.	978	27
*	CrystalGenomics Invites Co. Ltd.	8,393	9
			1,029,519
Spain (0.7%)
	Banco Santander SA	10,539,399	107,398
	Iberdrola SA (XMAD)	4,724,017	95,738
	Banco Bilbao Vizcaya Argentaria SA	4,023,748	81,063
	Industria de Diseno Textil SA	784,483	43,319
	CaixaBank SA	2,553,893	26,994
	Amadeus IT Group SA	313,935	23,997
	Ferrovial SE	334,658	20,536
	Repsol SA	829,614	15,223
	Telefonica SA	2,931,947	14,868
	Banco de Sabadell SA	3,752,971	14,070
[3]	Aena SME SA	500,646	13,598
*,3	Cellnex Telecom SA	416,160	12,956
	ACS Actividades de Construccion y Servicios SA	129,868	10,663
	Endesa SA	218,959	7,850
	Bankinter SA	456,210	6,877
	Redeia Corp. SA	299,434	5,390
	Merlin Properties Socimi SA	262,483	4,089
	Acciona SA	16,129	3,570
	Naturgy Energy Group SA	113,012	3,423
	Indra Sistemas SA	60,756	3,361
	Mapfre SA	622,158	2,748
	Grifols SA	202,827	2,628
	Enagas SA	150,882	2,394
[3]	Unicaja Banco SA	781,292	2,109
	Acerinox SA	158,939	2,047
	Fluidra SA	70,029	2,027
	Viscofan SA	30,991	1,926
	Sacyr SA (XMAD)	378,658	1,666
	Colonial SFL Socimi SA	255,317	1,616
	Puig Brands SA Class B	93,406	1,603
	Vidrala SA (XMAD)	15,122	1,440
	Logista Integral SA	39,355	1,312
	CIE Automotive SA	38,550	1,293
*	Tecnicas Reunidas SA	28,520	1,021
*	Solaria Energia y Medio Ambiente SA	58,733	1,016
	Laboratorios Farmaceuticos Rovi SA	13,903	980
	Construcciones y Auxiliar de Ferrocarriles SA	14,362	907
	Corp. ACCIONA Energias Renovables SA	31,129	856
	Almirall SA	57,400	826
	Elecnor SA	23,505	767
	Ebro Foods SA	33,262	678
[3]	Neinor Homes SA	32,181	640
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	473,743	628
*	Pharma Mar SA	7,305	618
	Melia Hotels International SA	70,054	580

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Grenergy Renovables SA	5,711	492
*	HBX Group International plc	43,776	357
	Atresmedia Corp. de Medios de Comunicacion SA	57,080	346
[3]	Gestamp Automocion SA	80,894	313
	Prosegur Cia de Seguridad SA	62,000	202
[1]	Ence Energia y Celulosa SA	65,595	200
*	Distribuidora Internacional de Alimentacion SA	6,034	199
[3]	Global Dominion Access SA	47,418	174
	Banco Santander SA ADR	16,687	169
[3]	Prosegur Cash SA	110,532	90
			551,851
Sweden (0.8%)
	Investor AB Class B	1,097,182	36,127
	Atlas Copco AB Class A	2,071,179	34,705
	Volvo AB Class B	1,093,588	29,959
	Assa Abloy AB Class B	695,352	26,204
	Sandvik AB	740,463	22,391
	Skandinaviska Enskilda Banken AB Class A	1,083,244	20,679
	Telefonaktiebolaget LM Ericsson Class B	1,978,806	20,077
	Hexagon AB Class B	1,483,684	18,086
	Swedbank AB Class A	583,589	17,718
	Investor AB Class A (XSTO)	490,645	16,139
	Saab AB Class B	260,497	14,334
	EQT AB	411,153	14,208
	Svenska Handelsbanken AB Class A	939,617	12,261
	Essity AB Class B	424,596	11,663
	Atlas Copco AB Class B	766,103	11,460
*	Boliden AB	208,025	9,328
	Alfa Laval AB	195,777	9,305
	Epiroc AB Class B	402,454	7,511
	Epiroc AB Class A	335,871	7,082
	Skanska AB Class B	247,207	6,732
[3]	Evolution AB	99,467	6,627
	Telia Co. AB	1,681,818	6,621
[1]	H & M Hennes & Mauritz AB Class B	341,322	6,446
	Tele2 AB Class B	396,310	6,296
	Trelleborg AB Class B	147,754	6,166
	Lifco AB Class B	156,275	6,034
	SKF AB Class B	233,656	5,989
	AddTech AB Class B	172,892	5,825
	Industrivarden AB Class C	122,934	5,099
	Indutrade AB	188,682	5,044
	Securitas AB Class B	320,185	4,717
*	Swedish Orphan Biovitrum AB	132,766	4,574
	Beijer Ref AB	286,279	4,524
	Volvo AB Class A	154,707	4,228
	Svenska Cellulosa AB SCA Class B	309,285	4,120
	Nordnet AB publ	139,838	4,038
	Nibe Industrier AB Class B	1,023,970	3,985
	Getinge AB Class B	151,758	3,555
	Avanza Bank Holding AB	91,683	3,524
*	Fastighets AB Balder Class B	477,154	3,500
	AAK AB	122,963	3,438
	Lagercrantz Group AB Class B	131,164	3,209
	L E Lundbergforetagen AB Class B	55,940	2,994
	Industrivarden AB Class A	70,337	2,925
*	Verisure plc	155,251	2,869
	Sectra AB Class B	88,172	2,797
	Castellum AB	243,148	2,765
	Mycronic AB	106,292	2,493
	Sweco AB Class B	138,308	2,492
	SSAB AB Class B	398,364	2,467
	Holmen AB Class B	63,582	2,402
	Sagax AB Class B	106,739	2,395
	Investment AB Latour Class B	87,285	2,224
	Axfood AB	74,411	2,028
[3]	Thule Group AB	77,651	1,989
	Loomis AB	48,051	1,936
	Wihlborgs Fastigheter AB	190,315	1,849

Total World Stock Index Fund
		Shares	Market Value• ($000)
	AddLife AB Class B	79,233	1,712
*	Kinnevik AB Class B	179,171	1,691
*	Camurus AB	25,591	1,683
[1]	Svenska Handelsbanken AB Class B	73,018	1,599
*,3	Sinch AB	418,758	1,516
*,1	Volvo Car AB Class B	430,976	1,493
	Hexpol AB	162,398	1,477
	Pandox AB	74,037	1,477
[3]	Munters Group AB	87,061	1,473
	Catena AB	29,775	1,443
	Billerud Aktiebolag	155,501	1,439
	Hemnet Group AB	62,412	1,362
	NCC AB Class B	57,908	1,320
	Svenska Cellulosa AB SCA Class A	95,046	1,273
	Lindab International AB	53,157	1,272
*	Asmodee Group AB Class B	98,187	1,265
	Fabege AB	141,077	1,243
	Sagax AB Class D	350,256	1,241
	Wallenstam AB Class B	261,660	1,211
	AFRY AB	69,596	1,194
	Hufvudstaden AB Class A	89,794	1,193
	Betsson AB Class B	75,063	1,170
*	Asker Healthcare Group AB	128,660	1,166
	Elekta AB Class B	225,496	1,146
*	HMS Networks AB	20,114	1,116
[3]	Bravida Holding AB	130,627	1,104
	Husqvarna AB Class B	226,844	1,074
	SSAB AB Class A	168,737	1,067
	Nyfosa AB	121,658	1,035
	Bure Equity AB	35,216	1,031
	Alleima AB	118,541	1,024
*	Embracer Group AB	97,508	1,016
[3]	Scandic Hotels Group AB	102,765	999
	Storskogen Group AB Class B	965,570	998
[3]	Dometic Group AB	203,873	997
	Granges AB	66,843	978
	Medicover AB Class B	34,639	942
	Nolato AB Class B	139,507	923
	Bufab AB	83,635	919
	Addnode Group AB	78,875	918
	Electrolux Professional AB Class B	132,033	917
*	Modern Times Group MTG AB Class B	67,933	913
*	Electrolux AB Class B	140,298	905
	Clas Ohlson AB Class B	24,515	894
*,3	BoneSupport Holding AB	37,448	870
	Peab AB Class B	104,588	846
	Cibus Nordic Real Estate AB publ	47,414	822
	Vitec Software Group AB Class B	23,323	814
*,3	BioArctic AB	25,454	786
	AQ Group AB	37,433	771
	INVISIO AB	23,985	763
	Bilia AB Class A	53,282	746
	Vitrolife AB	48,076	742
*	NCAB Group AB	111,573	686
	NP3 Fastigheter AB	24,800	675
	MIPS AB	18,072	647
	Atrium Ljungberg AB Class B	176,609	636
[3]	Attendo AB	73,439	623
	JM AB	40,486	576
	Ratos AB Class B	141,633	573
	Truecaller AB Class B	178,484	532
	Dios Fastigheter AB	69,012	470
	Cloetta AB Class B	124,219	463
*	Sdiptech AB Class B	23,169	461
	Arjo AB Class B	138,679	440
	Systemair AB	52,696	433
*	Vimian Group AB	136,104	430
	SkiStar AB	22,611	378
	Investment AB Oresund	29,831	377
*,3	Boozt AB	34,648	375

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Instalco AB	141,770	359
*,1	Roko AB	1,791	351
*	Xvivo Perfusion AB	17,111	340
	Troax Group AB	21,517	326
*	Norion Bank AB	39,722	296
*,1	Better Collective A/S	23,975	294
*,1	Samhallsbyggnadsbolaget i Norden AB	524,544	288
	Platzer Fastigheter Holding AB Class B	34,923	268
	MEKO AB	32,413	262
*,1	Hexatronic Group AB	108,348	247
	Volati AB	18,176	205
	Intea Fastigheter AB	27,984	200
	Skandinaviska Enskilda Banken AB Class C	9,487	185
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	177,911	184
	Fagerhult Group AB	35,407	172
	Corem Property Group AB Class B	417,564	170
	NCC AB Class A	2,835	66
	Husqvarna AB Class A	13,494	64
	Telefonaktiebolaget LM Ericsson Class A	5,482	56
*,2	Ow Bunker A/S	3,210	—
			563,250
Switzerland (1.9%)
	Nestle SA (Registered)	1,798,263	171,821
	Novartis AG (Registered)	1,326,936	164,224
	Roche Holding AG	442,136	143,217
	UBS Group AG (Registered)	2,267,554	86,769
	ABB Ltd. (Registered)	1,120,946	83,340
	Cie Financiere Richemont SA Class A (Registered)	377,600	74,691
	Zurich Insurance Group AG	100,520	69,909
	Swiss Re AG	210,121	38,369
	Lonza Group AG (Registered)	50,171	34,645
	Holcim AG	347,837	30,923
	Alcon AG	353,275	26,331
	Roche Holding AG (Bearer)	72,179	24,488
	Sika AG (Registered)	116,300	22,793
	Galderma Group AG	122,062	22,668
	Givaudan SA (Registered)	5,463	22,380
	Swiss Life Holding AG (Registered)	20,076	21,792
	Sandoz Group AG	296,049	19,740
	Partners Group Holding AG	15,343	18,789
*	Amrize Ltd.	358,046	18,527
	Geberit AG (Registered)	22,548	16,483
	SGS SA (Registered)	119,052	13,425
	Swisscom AG (Registered)	18,117	13,271
	Logitech International SA (Registered)	106,688	12,826
	Chocoladefabriken Lindt & Spruengli AG	785	12,067
	Schindler Holding AG (XSWX)	30,769	10,960
	Chocoladefabriken Lindt & Spruengli AG (Registered)	71	10,876
	Julius Baer Group Ltd.	148,234	10,007
	Straumann Holding AG (Registered)	78,695	9,892
	Sonova Holding AG (Registered)	35,982	9,815
[3]	VAT Group AG	19,611	8,570
	Baloise Holding AG (Registered)	33,629	8,351
	Swiss Prime Site AG (Registered)	55,808	7,933
	Belimo Holding AG (Registered)	7,178	7,745
	Helvetia Holding AG (Registered)	25,653	6,304
	Kuehne & Nagel International AG (Registered)	32,265	6,190
	Accelleron Industries AG	70,828	5,806
	PSP Swiss Property AG (Registered)	31,707	5,484
	Swatch Group AG (Bearer)	23,746	4,963
	Swissquote Group Holding SA (Registered)	7,563	4,805
	Schindler Holding AG (Registered)	12,118	4,096
	Flughafen Zurich AG (Registered)	13,041	3,852
	Georg Fischer AG (Registered)	53,155	3,753
	Temenos AG (Registered)	38,327	3,619
[3]	Galenica AG	33,460	3,606
	EMS-Chemie Holding AG (Registered)	4,787	3,279
	Avolta AG	62,080	3,273
[1]	Barry Callebaut AG (Registered)	2,471	3,212

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Adecco Group AG (Registered)	112,624	3,140
	BKW AG	13,264	2,969
	Siegfried Holding AG (Registered)	27,220	2,626
	SIG Group AG	223,169	2,495
	Allreal Holding AG (Registered)	10,248	2,449
	Mobimo Holding AG (Registered)	5,619	2,382
	Cembra Money Bank AG	20,745	2,372
	Bucher Industries AG (Registered)	4,945	2,194
	Banque Cantonale Vaudoise (Registered)	18,434	2,140
	EFG International AG	93,367	1,947
	VZ Holding AG	9,935	1,941
	Sulzer AG (Registered)	11,600	1,939
	Huber & Suhner AG (Registered)	10,107	1,851
	dormakaba Holding AG	21,040	1,797
	Valiant Holding AG (Registered)	10,887	1,792
	DKSH Holding AG	23,949	1,670
	Sunrise Communications AG Class A	30,163	1,653
	Kardex Holding AG (Registered)	4,210	1,584
	SFS Group AG	11,302	1,533
	Inficon Holding AG (Registered)	12,780	1,533
	Tecan Group AG (Registered)	8,265	1,509
	Interroll Holding AG (Registered)	487	1,503
	Burckhardt Compression Holding AG	2,171	1,502
	Luzerner Kantonalbank AG	13,732	1,397
	Clariant AG (Registered)	150,666	1,351
	Landis & Gyr Group AG	18,533	1,343
	Vontobel Holding AG (Registered)	17,110	1,297
	St. Galler Kantonalbank AG (Registered)	2,034	1,290
	Softwareone Holding AG (XSWX)	122,369	1,257
	Emmi AG (Registered)	1,396	1,240
	Comet Holding AG (Registered)	5,010	1,224
	Bachem Holding AG	15,758	1,143
	Ypsomed Holding AG (Registered)	2,842	1,116
	ALSO Holding AG (Registered)	3,721	1,069
	Daetwyler Holding AG	5,615	1,035
*	Aryzta AG	15,382	986
*	ams-OSRAM AG	67,515	934
	Intershop Holding AG	4,709	923
	Burkhalter Holding AG	5,185	921
	Stadler Rail AG	36,268	889
*,3	Montana Aerospace AG	21,065	835
*	Dottikon Es Holding AG	2,100	830
	Implenia AG (Registered)	9,538	757
	Bossard Holding AG (Registered) Class A	3,448	749
	Cie Financiere Tradition SA	1,815	687
	Swatch Group AG (Registered)	16,004	679
[3]	Medacta Group SA	3,604	668
*	u-blox Holding AG	3,815	638
	Forbo Holding AG (Registered)	584	537
	SKAN Group AG	7,689	502
*	Basilea Pharmaceutica Ag Allschwil (Registered)	8,542	495
	OC Oerlikon Corp. AG Pfaffikon (Registered)	134,183	480
	Autoneum Holding AG	2,328	463
*,3	Sensirion Holding AG	6,307	452
	Zehnder Group AG	4,959	437
	COSMO Pharmaceuticals NV	5,142	433
	TX Group AG	1,397	353
*,3	Medartis Holding AG	3,076	312
	APG SGA SA	1,157	305
	Bystronic AG	797	296
	Bell Food Group AG (Registered)	1,011	290
	VP Bank AG Class A	2,733	274
*,3	PolyPeptide Group AG	7,414	240
*	Komax Holding AG (Registered)	2,676	221
	Schweiter Technologies AG	619	214
	Arbonia AG	29,171	184
	Vetropack Holding AG (Registered)	6,482	173
*	u-blox Holding AG (XSWX)	953	160
[3]	Medmix AG	12,792	147
*	LEM Holding SA (Registered)	241	137

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	PIERER Mobility AG	2,425	38
			1,388,801
Taiwan (2.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	17,290,020	836,140
	Hon Hai Precision Industry Co. Ltd.	8,627,118	71,755
	MediaTek Inc.	1,037,716	44,009
	Delta Electronics Inc.	1,367,211	43,975
	ASE Technology Holding Co. Ltd.	2,323,262	18,588
[1]	Quanta Computer Inc.	1,865,145	18,089
	Fubon Financial Holding Co. Ltd.	5,908,413	17,486
	CTBC Financial Holding Co. Ltd.	12,453,470	16,913
	Cathay Financial Holding Co. Ltd.	6,577,640	13,651
	Accton Technology Corp.	351,000	12,207
[1]	United Microelectronics Corp.	8,076,898	12,198
	Mega Financial Holding Co. Ltd.	8,355,973	10,986
	Asustek Computer Inc.	478,677	10,814
	Asia Vital Components Co. Ltd.	228,234	10,449
	E.Sun Financial Holding Co. Ltd.	10,799,341	10,432
[1]	Wistron Corp.	2,143,152	10,386
	Wiwynn Corp.	73,000	10,294
	TS Financial Holding Co. Ltd.	15,362,844	9,333
	Uni-President Enterprises Corp.	3,473,992	8,876
	Yageo Corp.	1,102,096	8,871
	Elite Material Co. Ltd.	197,000	8,655
	Yuanta Financial Holding Co. Ltd.	7,689,070	8,609
	Lite-On Technology Corp.	1,365,030	7,919
	Chunghwa Telecom Co. Ltd.	1,853,000	7,896
	First Financial Holding Co. Ltd.	7,608,990	7,058
	SinoPac Financial Holdings Co. Ltd.	8,297,475	6,907
	Chroma ATE Inc.	258,000	6,831
	Alchip Technologies Ltd.	55,882	6,296
	Hua Nan Financial Holdings Co. Ltd. Class C	6,526,009	6,192
	KGI Financial Holding Co. Ltd.	11,104,158	5,728
	King Yuan Electronics Co. Ltd.	810,000	5,679
	Realtek Semiconductor Corp.	339,420	5,668
	Taiwan Cooperative Financial Holding Co. Ltd.	7,311,862	5,651
	Bizlink Holding Inc.	123,150	5,535
[1]	King Slide Works Co. Ltd.	40,000	5,306
[1]	Novatek Microelectronics Corp.	398,025	5,071
[1]	Unimicron Technology Corp.	917,000	4,833
	China Steel Corp.	7,983,678	4,817
[1]	Evergreen Marine Corp. Taiwan Ltd.	766,608	4,809
	Largan Precision Co. Ltd.	66,020	4,739
	Nan Ya Plastics Corp.	3,467,545	4,666
	Phison Electronics Corp.	118,733	4,093
	Jentech Precision Industrial Co. Ltd.	58,598	4,018
*	Winbond Electronics Corp.	2,265,569	3,962
	MPI Corp.	58,000	3,933
	E Ink Holdings Inc.	566,272	3,890
	ASPEED Technology Inc.	21,300	3,777
[1]	International Games System Co. Ltd. Class C	159,000	3,715
	Far EasTone Telecommunications Co. Ltd.	1,229,421	3,692
	Hotai Motor Co. Ltd.	197,455	3,620
[1]	Formosa Plastics Corp.	2,920,089	3,609
	Taiwan Mobile Co. Ltd.	1,009,800	3,594
	Gold Circuit Electronics Ltd.	239,100	3,590
	Chailease Holding Co. Ltd.	1,045,640	3,495
*,1	Nanya Technology Corp.	816,324	3,486
	Chunghwa Telecom Co. Ltd. ADR	81,784	3,482
	Shanghai Commercial & Savings Bank Ltd.	2,698,850	3,474
	TCC Group Holdings Co. Ltd.	4,804,524	3,447
[1]	Gigabyte Technology Co. Ltd.	373,000	3,381
	Chang Hwa Commercial Bank Ltd.	5,230,003	3,364
	Tripod Technology Corp.	304,000	3,362
*	Caliway Biopharmaceuticals Co. Ltd.	689,000	3,342
	Advantech Co. Ltd.	322,015	3,271
	United Integrated Services Co. Ltd.	115,200	3,207
[1]	PharmaEssentia Corp.	197,105	3,184
	Pegatron Corp.	1,313,954	3,161

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Teco Electric & Machinery Co. Ltd.	839,000	3,158
	eMemory Technology Inc.	49,000	3,156
[1]	Globalwafers Co. Ltd.	191,000	3,140
	Compal Electronics Inc.	2,876,323	3,074
	President Chain Store Corp.	389,137	3,013
	Airtac International Group	99,804	2,944
	Global Unichip Corp.	59,000	2,917
	Powertech Technology Inc.	516,000	2,882
[1]	Inventec Corp.	1,829,554	2,715
[1]	Lotes Co. Ltd.	60,807	2,711
	Catcher Technology Co. Ltd.	394,310	2,543
	Taiwan Business Bank	5,075,150	2,528
*	Powerchip Semiconductor Manufacturing Corp.	2,404,000	2,440
[1]	Zhen Ding Technology Holding Ltd.	461,700	2,438
[1]	Fortune Electric Co. Ltd.	102,867	2,378
[1]	Vanguard International Semiconductor Corp.	752,420	2,355
[1]	Yang Ming Marine Transport Corp.	1,239,632	2,313
	Eva Airways Corp.	1,872,817	2,198
	Innolux Corp.	5,081,916	2,189
[1]	WT Microelectronics Co. Ltd.	462,159	2,143
	Formosa Chemicals & Fibre Corp.	2,262,551	2,141
[1]	Acer Inc.	2,137,551	2,083
[1]	WPG Holdings Ltd.	1,061,440	2,076
[1]	Mitac Holdings Corp.	614,447	1,983
	Compeq Manufacturing Co. Ltd.	685,000	1,936
[1]	Taiwan Union Technology Corp.	153,000	1,908
[1]	Voltronic Power Technology Corp.	48,322	1,893
	Far Eastern New Century Corp.	2,183,279	1,879
	Chicony Electronics Co. Ltd.	440,231	1,857
	Acter Group Corp. Ltd.	73,576	1,837
	Taichung Commercial Bank Co. Ltd.	2,611,174	1,815
[1]	Walsin Lihwa Corp.	1,872,344	1,814
	Asia Cement Corp.	1,532,264	1,806
	Fositek Corp.	38,065	1,784
[1]	Wan Hai Lines Ltd.	663,305	1,770
[1]	Eclat Textile Co. Ltd.	130,166	1,730
[1]	L&K Engineering Co. Ltd.	110,160	1,704
[1]	Nan Ya Printed Circuit Board Corp.	176,000	1,650
	TA Chen Stainless Pipe	1,357,371	1,618
	Sino-American Silicon Products Inc.	397,000	1,606
[1]	Silergy Corp.	221,000	1,590
[1]	Hiwin Technologies Corp.	220,188	1,590
[1]	Makalot Industrial Co. Ltd.	181,384	1,583
[1]	Micro-Star International Co. Ltd.	446,000	1,581
	Pou Chen Corp.	1,655,524	1,575
[1]	Synnex Technology International Corp.	835,498	1,540
	Radiant Opto-Electronics Corp.	359,314	1,539
	Chenbro Micom Co. Ltd.	51,000	1,524
	Foxconn Technology Co. Ltd.	653,514	1,511
[1]	WinWay Technology Co. Ltd.	17,787	1,509
	AURAS Technology Co. Ltd.	44,000	1,498
	Nien Made Enterprise Co. Ltd.	118,000	1,414
	Advanced Echem Materials Co. Ltd.	48,099	1,386
[1]	China Airlines Ltd.	2,112,000	1,369
	Cheng Shin Rubber Industry Co. Ltd.	1,317,379	1,366
	ADATA Technology Co. Ltd.	212,353	1,363
	Chung-Hsin Electric & Machinery Manufacturing Corp.	273,000	1,355
*	Macronix International Co. Ltd.	1,291,903	1,302
	Topco Scientific Co. Ltd.	116,908	1,295
	Sigurd Microelectronics Corp.	367,781	1,244
	Highwealth Construction Corp.	972,762	1,232
	Sinbon Electronics Co. Ltd.	179,499	1,230
	Taiwan High Speed Rail Corp.	1,356,000	1,205
	Simplo Technology Co. Ltd.	105,640	1,203
	Feng TAY Enterprise Co. Ltd.	300,370	1,189
	Lien Hwa Industrial Holdings Corp.	756,359	1,187
	Formosa Petrochemical Corp.	806,140	1,172
	Lotus Pharmaceutical Co. Ltd.	122,000	1,170
	Getac Holdings Corp.	261,000	1,169
	ASMedia Technology Inc.	25,000	1,167

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Parade Technologies Ltd.	52,000	1,146
	Ruentex Development Co. Ltd.	1,178,729	1,142
[1]	Co-Tech Development Corp.	148,000	1,124
	AUO Corp.	2,783,400	1,095
	Shihlin Electric & Engineering Corp.	166,989	1,079
	Ardentec Corp.	352,903	1,069
[1]	EZconn Corp.	33,000	998
[1]	Faraday Technology Corp.	168,465	995
	Kaori Heat Treatment Co. Ltd.	48,625	980
	WNC Corp.	238,445	968
	IBF Financial Holdings Co. Ltd.	1,953,671	967
	Chipbond Technology Corp.	497,000	962
[1]	Dynapack International Technology Corp.	95,000	943
	Tatung Co. Ltd.	787,849	923
	Primax Electronics Ltd.	341,000	918
	Capital Securities Corp.	1,154,220	916
	AP Memory Technology Corp.	69,700	911
[1]	Kinsus Interconnect Technology Corp.	206,000	909
	Taiwan Hon Chuan Enterprise Co. Ltd.	220,414	904
[1]	Bora Pharmaceuticals Co. Ltd.	44,723	902
	Great Wall Enterprise Co. Ltd.	524,553	886
[1]	Pixart Imaging Inc.	116,000	871
	Win Semiconductors Corp.	246,151	856
	Far Eastern International Bank	2,076,918	853
	Tong Yang Industry Co. Ltd.	258,000	809
[1]	Walsin Technology Corp.	200,968	806
[1]	Elan Microelectronics Corp.	199,400	801
[1]	Shin Zu Shing Co. Ltd.	117,045	799
[1]	Ta Ya Electric Wire & Cable	586,706	799
[1]	Asia Optical Co. Inc.	156,000	791
	Ruentex Industries Ltd.	452,019	789
[1]	Chunghwa Precision Test Tech Co. Ltd.	15,000	781
	Sunonwealth Electric Machine Industry Co. Ltd.	158,000	771
	Cleanaway Co. Ltd.	98,000	770
	Innodisk Corp.	53,355	745
[1]	Elite Advanced Laser Corp.	84,412	745
	TXC Corp.	256,000	739
[1]	Supreme Electronics Co. Ltd.	337,401	723
	Advanced Energy Solution Holding Co. Ltd.	19,000	723
	LandMark Optoelectronics Corp.	52,600	722
*,1	HTC Corp.	440,491	719
	Qisda Corp.	710,120	714
	Sanyang Motor Co. Ltd.	363,000	712
[1]	Century Iron & Steel Industrial Co. Ltd.	143,000	711
	Taiwan Fertilizer Co. Ltd.	454,000	710
	Foxsemicon Integrated Technology Inc.	58,900	706
	Giant Manufacturing Co. Ltd.	213,170	702
	Huaku Development Co. Ltd.	207,080	700
	Yulon Finance Corp.	223,575	698
	Transcend Information Inc.	162,000	694
*,1	Starlux Airlines Co. Ltd.	889,882	694
*,1	FOCI Fiber Optic Communications Inc.	59,000	685
	Tung Ho Steel Enterprise Corp.	334,110	682
*,1	Fulltech Fiber Glass Corp.	291,000	681
	Yankey Engineering Co. Ltd.	45,540	679
	Eternal Materials Co. Ltd.	511,973	678
	Genius Electronic Optical Co. Ltd.	49,911	678
	Kinik Co.	66,000	670
[1]	Jinan Acetate Chemical Co. Ltd.	338,380	662
	Arcadyan Technology Corp.	100,099	654
	Visual Photonics Epitaxy Co. Ltd.	144,250	645
	Goldsun Building Materials Co. Ltd. Class C	544,137	640
	Global Brands Manufacture Ltd.	168,478	637
[1]	Phoenix Silicon International Corp.	113,389	635
	Taiwan Surface Mounting Technology Corp.	176,250	628
	Sercomm Corp.	195,000	625
	Poya International Co. Ltd.	41,997	621
*,1	Taiwan Glass Industry Corp.	682,842	620
	Taiwan Speciality Chemicals Corp.	56,000	615
	Grand Process Technology Corp.	13,000	611

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Sitronix Technology Corp.	93,000	604
*	AUO Corp. ADR	152,313	603
	EVERGREEN Steel Corp.	174,000	601
	Coretronic Corp.	210,400	597
	Taiwan Secom Co. Ltd.	169,675	595
[1]	Wiselink Co. Ltd.	99,384	595
	Kinpo Electronics	806,000	593
[1]	VisEra Technologies Co. Ltd.	71,000	591
	Marketech International Corp.	74,000	589
	YFY Inc.	712,000	587
	Shinkong Insurance Co. Ltd.	160,000	585
[1]	All Ring Tech Co. Ltd.	49,000	584
	First Hi-Tec Enterprise Co. Ltd.	51,000	581
	ITEQ Corp.	153,244	580
	U-Ming Marine Transport Corp.	318,000	575
*	China Petrochemical Development Corp.	2,358,488	574
	Solar Applied Materials Technology Corp.	297,571	572
[1]	Wisdom Marine Lines Co. Ltd.	277,196	568
[1]	Pan Jit International Inc.	202,800	554
	Ennoconn Corp.	57,976	549
[1]	Ability Enterprise Co. Ltd.	194,844	541
	Run Long Construction Co. Ltd.	434,000	536
*	Yieh Phui Enterprise Co. Ltd.	1,118,617	536
	Fusheng Precision Co. Ltd.	68,000	535
*	Mercuries Life Insurance Co. Ltd.	2,261,568	532
	Global Mixed Mode Technology Inc.	70,000	529
	Charoen Pokphand Enterprise	118,400	527
[1]	AcBel Polytech Inc.	370,449	522
	Test Research Inc.	103,000	522
[1]	Silicon Integrated Systems Corp.	286,884	514
[1]	Pan-International Industrial Corp.	283,000	514
	Center Laboratories Inc.	457,757	505
	Nan Pao Resins Chemical Co. Ltd.	41,000	489
[1]	Merry Electronics Co. Ltd.	145,471	483
[1]	Allis Electric Co. Ltd.	134,177	480
	President Securities Corp.	622,237	479
	Everlight Electronics Co. Ltd.	251,000	477
[1]	XinTec Inc.	96,000	475
	Merida Industry Co. Ltd.	146,400	474
[1]	Universal Microwave Technology Inc.	33,000	470
	Feng Hsin Steel Co. Ltd.	228,000	469
	Systex Corp.	111,000	467
	Tong Hsing Electronic Industries Ltd.	114,942	467
	Machvision Inc.	25,404	463
	China Bills Finance Corp.	856,000	463
	Dynamic Holding Co. Ltd.	157,760	459
	Orient Semiconductor Electronics Ltd.	290,605	456
	Wowprime Corp.	64,716	453
	Shinkong Synthetic Fibers Corp.	1,036,000	449
	Hannstar Board Corp.	146,334	448
	Far Eastern Department Stores Ltd.	635,115	446
[1]	Gudeng Precision Industrial Co. Ltd.	39,029	445
	Synmosa Biopharma Corp.	406,308	443
*	BES Engineering Corp.	887,000	442
[1]	LuxNet Corp.	67,000	441
*,1	Oneness Biotech Co. Ltd.	208,733	439
*	Wafer Works Corp.	429,992	436
	TTY Biopharm Co. Ltd.	166,541	431
	Nan Kang Rubber Tire Co. Ltd.	358,629	422
	Kung Long Batteries Industrial Co. Ltd.	104,000	411
	Ennostar Inc.	369,278	411
	Taiwan Cogeneration Corp.	260,585	408
	Nuvoton Technology Corp.	203,000	405
	Airoha Technology Corp.	25,000	405
	Advanced International Multitech Co. Ltd.	208,000	403
[1]	CTCI Corp.	405,969	402
[1]	Chenming Electronic Technology Corp.	100,195	402
	Grape King Bio Ltd.	100,000	401
[1]	G Shank Enterprise Co. Ltd.	127,000	396
	Elite Semiconductor Microelectronics Technology Inc.	134,000	390

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Greatek Electronics Inc.	170,000	389
	Cheng Uei Precision Industry Co. Ltd.	243,000	389
	ITE Technology Inc.	91,000	385
	Sakura Development Co. Ltd.	246,480	385
*	Lumosa Therapeutics Co. Ltd.	55,922	382
	O-Bank Co. Ltd.	1,279,000	376
*	CSBC Corp. Taiwan	587,001	372
	Nichidenbo Corp.	126,000	369
	Quanta Storage Inc.	105,000	362
[1]	Altek Corp.	222,727	357
[1]	Zero One Technology Co. Ltd.	96,185	357
[1]	Yulon Motor Co. Ltd.	333,094	355
	Via Technologies Inc.	203,000	345
	ASROCK Inc.	33,000	343
[1]	momo.com Inc.	45,030	341
[1]	Anpec Electronics Corp.	44,000	341
[1]	Advanced Wireless Semiconductor Co.	94,437	340
*	Chung Hung Steel Corp.	702,000	337
	Stark Technology Inc.	65,000	337
	Clevo Co.	260,767	335
	Union Bank Of Taiwan	556,630	335
	Fitipower Integrated Technology Inc.	67,691	334
[1]	Scientech Corp.	29,000	334
	Thinking Electronic Industrial Co. Ltd.	54,000	331
	Taiwan Sakura Corp.	118,994	330
	ChipMOS Technologies Inc.	312,682	329
	Gloria Material Technology Corp.	297,000	328
	Farglory Land Development Co. Ltd.	187,000	328
	Pegavision Corp.	29,457	326
	Depo Auto Parts Ind Co. Ltd.	73,000	323
[1]	Materials Analysis Technology Inc.	49,000	323
	Brighton-Best International Taiwan Inc.	295,000	321
	Chang Wah Technology Co. Ltd.	245,000	320
[1]	Kenmec Mechanical Engineering Co. Ltd.	140,000	319
	Chang Wah Electromaterials Inc.	215,000	316
	Promate Electronic Co. Ltd.	205,224	316
*	FLEXium Interconnect Inc.	153,154	314
[1]	C Sun Manufacturing Ltd.	55,000	314
	Unitech Printed Circuit Board Corp.	367,453	313
[1]	Solomon Technology Corp.	73,471	313
	China Motor Corp.	163,800	310
	Holy Stone Enterprise Co. Ltd.	83,210	308
*,1	Episil Technologies Inc.	167,334	306
	Evergreen Aviation Technologies Corp.	63,000	303
	Cheng Loong Corp.	538,000	299
[1]	Chicony Power Technology Co. Ltd.	102,000	298
*	EirGenix Inc.	137,000	298
[1]	Swancor Holding Co. Ltd.	73,000	295
	Taiwan Paiho Ltd.	159,000	295
	Chong Hong Construction Co. Ltd.	115,152	295
	Wah Lee Industrial Corp.	100,260	294
[1]	Taiflex Scientific Co. Ltd.	132,630	293
	Formosa Taffeta Co. Ltd.	596,000	288
[1]	I-Chiun Precision Industry Co. Ltd.	120,507	287
	Shiny Chemical Industrial Co. Ltd.	60,000	284
[1]	JPC connectivity Inc.	51,750	280
	Kuo Toong International Co. Ltd.	148,374	278
	Taiyen Biotech Co. Ltd.	264,000	274
*	TaiMed Biologics Inc.	118,018	274
	Lian HWA Food Corp.	75,900	273
	TPK Holding Co. Ltd.	230,958	272
*	HannStar Display Corp.	1,170,265	271
	Great Tree Pharmacy Co. Ltd.	75,581	271
	CyberPower Systems Inc.	35,000	271
	Johnson Health Tech Co. Ltd.	52,105	270
[1]	HD Renewable Energy Co. Ltd.	63,956	270
	Tainan Spinning Co. Ltd.	650,543	266
	Universal Cement Corp.	264,580	266
[1]	Allied Supreme Corp.	33,000	264
	Hsin Kuang Steel Co. Ltd.	204,000	263

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	Weikeng Industrial Co. Ltd.	276,000	263
[1]	Kindom Development Co. Ltd.	241,670	261
[1]	Raydium Semiconductor Corp.	33,000	261
[1]	Lai Yih Footwear Co. Ltd.	37,000	261
	Channel Well Technology Co. Ltd.	103,892	260
	Taiwan Semiconductor Co. Ltd.	145,000	258
[1]	Flytech Technology Co. Ltd.	74,853	258
	RichWave Technology Corp.	51,518	258
	Hotai Finance Co. Ltd.	128,260	257
	Sinon Corp.	185,000	257
	Evergreen International Storage & Transport Corp.	134,500	250
*	Microbio Co. Ltd.	344,629	246
	JSL Construction & Development Co. Ltd.	148,335	246
	Gemtek Technology Corp.	287,000	244
	YungShin Global Holding Corp.	133,350	244
	Hu Lane Associate Inc.	56,583	242
[1]	WUS Printed Circuit Co. Ltd.	73,457	242
	Standard Foods Corp.	236,400	241
[1]	Shinfox Energy Co. Ltd.	120,271	238
	Cathay Real Estate Development Co. Ltd.	319,200	237
	Fulgent Sun International Holding Co. Ltd.	75,906	236
	SDI Corp.	85,000	235
[1]	United Microelectronics Corp. ADR	30,103	232
	Forcecon Tech Co. Ltd.	65,259	232
	UPI Semiconductor Corp.	38,000	231
	China Steel Chemical Corp.	87,000	230
	Formosan Rubber Group Inc.	297,101	229
	Sporton International Inc.	39,446	229
	Chin-Poon Industrial Co. Ltd.	214,000	228
	Ichia Technologies Inc.	138,000	228
	Delpha Construction Co. Ltd.	237,000	228
	Ton Yi Industrial Corp.	389,000	227
[1]	Hota Industrial Manufacturing Co. Ltd.	116,940	225
	Posiflex Technology Inc.	32,169	225
	Sampo Corp.	280,600	224
	Formosa International Hotels Corp.	36,058	223
	Syncmold Enterprise Corp.	99,750	223
	FocalTech Systems Co. Ltd.	115,655	221
	Ambassador Hotel	157,000	219
	CMC Magnetics Corp.	739,855	219
*	Etron Technology Inc.	184,634	218
*	Sunplus Technology Co. Ltd.	310,000	216
[1]	Zyxel Group Corp.	186,467	212
*,1	Phihong Technology Co. Ltd.	214,603	212
	Radium Life Tech Co. Ltd.	592,735	212
*	Taiwan TEA Corp.	469,000	212
	Topkey Corp.	35,000	212
*	Lung Yen Life Service Corp.	124,000	210
	IEI Integration Corp.	96,605	210
*,1	Egis Technology Inc.	47,000	209
	Kenda Rubber Industrial Co. Ltd.	319,203	208
[1]	Ability Opto-Electronics Technology Co. Ltd.	65,000	208
	TCI Co. Ltd.	56,022	207
*	Oriental Union Chemical Corp.	528,000	205
	M31 Technology Corp.	15,358	203
*	Foresee Pharmaceuticals Co. Ltd.	79,109	202
*	First Steamship Co. Ltd.	1,073,936	201
*	Polaris Group	179,502	200
	Taiwan PCB Techvest Co. Ltd.	174,000	199
	Ho Tung Chemical Corp.	748,141	199
*	Andes Technology Corp.	22,658	196
	Genesys Logic Inc.	56,000	196
	Adlink Technology Inc.	100,584	193
*,1	Taiwan-Asia Semiconductor Corp.	245,312	192
*	General Interface Solution GIS Holding Ltd.	118,000	189
	D-Link Corp.	348,475	188
	Dimerco Express Corp.	71,892	188
*	United Renewable Energy Co. Ltd.	838,502	186
	Mercuries & Associates Holding Ltd.	397,414	185
	China Metal Products	209,000	178

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Grand Pacific Petrochemical	524,183	176
	TSRC Corp.	357,925	174
	Wei Chuan Foods Corp.	354,000	173
	Bank of Kaohsiung Co. Ltd.	438,010	172
*	RDC Semiconductor Co. Ltd.	36,690	170
	Rich Development Co. Ltd.	611,820	168
	YC INOX Co. Ltd.	266,573	167
[1]	Advancetek Enterprise Co. Ltd.	145,000	166
*	Medigen Vaccine Biologics Corp.	142,287	163
	Universal Vision Biotechnology Co. Ltd.	34,927	162
	Huang Hsiang Construction Corp.	118,327	158
	Darwin Precisions Corp.	432,900	157
	Waffer Technology Corp.	68,592	157
	USI Corp.	464,645	156
*	Adimmune Corp.	251,485	156
	Chief Telecom Inc.	13,200	155
	St. Shine Optical Co. Ltd.	36,000	153
	TaiDoc Technology Corp.	38,000	152
	Chun Yuan Steel Industry Co. Ltd.	244,000	152
*	Career Technology MFG. Co. Ltd.	310,146	149
	AGV Products Corp.	435,440	146
	KMC Kuei Meng International Inc.	50,000	146
	Bioteque Corp.	36,000	144
*	Shining Building Business Co. Ltd.	489,915	144
*	TSEC Corp.	314,543	143
[1]	Formosa Sumco Technology Corp.	44,000	142
	Soft-World International Corp.	43,000	142
	Xxentria Technology Materials Corp.	125,895	141
	Continental Holdings Corp.	200,000	141
[1]	TYC Brother Industrial Co. Ltd.	90,000	140
	Firich Enterprises Co. Ltd.	179,880	139
*	Ritek Corp.	417,257	135
*	Kuo Yang Construction Co. Ltd.	219,000	134
	Elitegroup Computer Systems Co. Ltd.	201,000	132
	Sinyi Realty Inc.	177,358	131
*,1	Taiwan Mask Corp.	105,158	131
	Hong Pu Real Estate Development Co. Ltd.	152,000	129
[1]	Kaimei Electronic Corp.	42,400	129
*	CyberTAN Technology Inc.	148,000	128
	Motech Industries Inc.	229,929	127
	Actron Technology Corp.	28,132	127
	AmTRAN Technology Co. Ltd.	276,813	126
	Hung Sheng Construction Ltd.	181,912	126
	91APP Inc.	54,000	126
	Gamania Digital Entertainment Co. Ltd.	62,000	120
	Nantex Industry Co. Ltd.	164,000	119
	Darfon Electronics Corp.	101,000	118
[1]	Cub Elecparts Inc.	35,854	118
	Namchow Holdings Co. Ltd.	92,000	116
	ZillTek Technology Corp.	17,621	116
	UPC Technology Corp.	344,265	113
[1]	Alpha Networks Inc.	107,772	113
	Brogent Technologies Inc.	36,529	113
*	Tong-Tai Machine & Tool Co. Ltd.	106,560	112
	Sunny Friend Environmental Technology Co. Ltd.	41,604	112
	Sensortek Technology Corp.	18,000	111
	Tyntek Corp.	194,000	110
	Weltrend Semiconductor	70,599	110
*	Federal Corp.	170,612	109
	Amazing Microelectronic Corp.	33,290	108
*	International CSRC Investment Holdings Co.	323,447	107
*	Longchen Paper & Packaging Co. Ltd.	349,309	106
	FSP Technology Inc.	54,000	106
*	China Man-Made Fiber Corp.	516,602	105
	Advanced Ceramic X Corp.	27,000	104
[1]	Yungshin Construction & Development Co. Ltd.	41,726	104
	Everlight Chemical Industrial Corp.	170,240	103
*	Lealea Enterprise Co. Ltd.	488,800	103
*	OBI Pharma Inc.	127,686	103
	Lingsen Precision Industries Ltd.	151,000	101

Total World Stock Index Fund
		Shares	Market Value• ($000)
	China Electric Manufacturing Corp.	246,360	101
	Savior Lifetec Corp.	182,096	101
	Zeng Hsing Industrial Co. Ltd.	33,304	100
	T3EX Global Holdings Corp.	44,000	100
	Cenra Inc.	89,500	99
	Sincere Navigation Corp.	124,790	98
	Infortrend Technology Inc.	130,000	97
	TA-I Technology Co. Ltd.	45,750	93
	Iron Force Industrial Co. Ltd.	30,076	93
	PharmaEngine Inc.	40,038	93
	Rechi Precision Co. Ltd.	120,000	90
	Chia Hsin Cement Corp.	211,820	89
*,1	Gigastorage Corp.	141,195	87
	CHC Healthcare Group	60,268	84
*	Holtek Semiconductor Inc.	60,000	79
	ScinoPharm Taiwan Ltd.	133,245	76
	Chlitina Holding Ltd.	23,076	75
	Panion & BF Biotech Inc.	35,023	75
*	Taiwan Styrene Monomer	271,450	74
	Sonix Technology Co. Ltd.	65,000	74
	KEE TAI Properties Co. Ltd.	215,180	74
*,1	Apex International Co. Ltd.	108,197	73
	Speed Tech Corp.	46,000	71
	Tung Thih Electronic Co. Ltd.	29,744	71
	Asia Polymer Corp.	163,556	67
	China General Plastics Corp.	184,895	67
	Gourmet Master Co. Ltd.	28,245	64
*	Chung Hwa Pulp Corp.	152,421	62
*	Medigen Biotechnology Corp.	65,000	62
	Rexon Industrial Corp. Ltd.	69,000	62
*,1	Fittech Co. Ltd.	27,093	61
	Basso Industry Corp.	48,200	51
*	PChome Online Inc.	43,630	49
*	ALI Corp.	52,086	48
*	Li Peng Enterprise Co. Ltd.	240,600	43
	Ultra Chip Inc.	29,000	43
*	HannsTouch Holdings Co.	200,133	42
	Cyberlink Corp.	11,000	34
*,2	Pharmally International Holding Co. Ltd.	10,673	—
			1,685,136
Thailand (0.2%)
	Delta Electronics Thailand PCL	2,109,100	14,107
	PTT PCL	8,703,080	8,277
	Kasikornbank PCL	1,227,635	7,076
	Advanced Info Service PCL	742,700	6,938
	CP ALL PCL	4,022,900	5,720
	SCB X PCL	1,157,000	4,686
	Bangkok Dusit Medical Services PCL Class F	7,465,700	4,357
*	Gulf Development PCL	3,082,491	4,210
	Airports of Thailand PCL	2,655,550	3,387
	PTT Exploration & Production PCL	913,481	3,027
	Krung Thai Bank PCL	3,526,175	2,969
	Central Pattana PCL	1,630,700	2,704
*	True Corp. PCL	6,483,376	2,284
	Bumrungrad Hospital PCL	393,700	2,090
	Siam Cement PCL (Registered)	318,606	2,010
	Bangkok Bank PCL (Registered)	398,748	1,954
	Minor International PCL	2,514,932	1,788
	Charoen Pokphand Foods PCL	2,454,300	1,600
[1]	TMBThanachart Bank PCL	25,511,470	1,460
[1]	Tisco Financial Group PCL	429,600	1,428
[1]	PTT Global Chemical PCL	1,539,215	1,201
	Central Retail Corp. PCL	1,861,100	1,178
	Siam Cement PCL NVDR	162,800	1,027
	Digital Telecommunications Infrastructure Fund Class F	3,567,517	1,026
	Thai Oil PCL	805,032	890
	Banpu PCL (Registered)	5,408,304	844
	Indorama Ventures PCL	1,368,400	807
	Bangkok Expressway & Metro PCL	4,588,057	732

Total World Stock Index Fund
		Shares	Market Value• ($000)
[1]	PTT Oil & Retail Business PCL	1,605,500	729
	Thai Union Group PCL Class F	1,720,180	697
	Kiatnakin Bank PCL	331,900	675
	TIDLOR Holdings PCL	1,026,169	667
	Home Product Center PCL	3,149,698	637
	3BB Internet Infrastructure Fund Class F	2,875,400	600
[1]	CP AXTRA PCL	981,060	594
	Thanachart Capital PCL	371,200	586
	Com7 PCL Class F	759,300	586
	Land & Houses PCL (Registered)	4,721,125	568
	CPN Retail Growth Leasehold REIT	1,611,200	568
	Electricity Generating PCL	143,700	547
	Srisawad Corp. PCL	626,059	547
	Global Power Synergy PCL Class F	421,593	540
	Muangthai Capital PCL	427,500	534
	Krung Thai Bank PCL NVDR	633,000	533
	PTG Energy PCL	2,153,500	532
	KCE Electronics PCL	668,700	527
*	BTS Group Holdings PCL	5,688,846	518
	SPCG PCL	1,945,000	499
	Ratch Group PCL	575,824	494
	WHA Corp. PCL	4,885,502	491
	Krungthai Card PCL	526,500	464
	TTW PCL	1,585,300	444
	WHA Premium Growth Freehold & Leasehold REIT Class F	1,481,903	444
	Bangchak Corp. PCL	475,400	434
	AP Thailand PCL	1,598,100	428
	Osotspa PCL	868,400	421
	Thai Life Insurance PCL	1,279,700	407
	Sansiri PCL	9,041,700	391
	CH Karnchang PCL	807,300	382
	SCG Packaging PCL	670,100	377
	Cal-Comp Electronics Thailand PCL Class F	1,976,800	372
	Central Plaza Hotel PCL	372,700	371
	Berli Jucker PCL	643,484	364
	Major Cineplex Group PCL	1,571,800	345
	MBK PCL (XBKK)	672,058	343
	Supalai PCL	616,000	326
	Bangkok Life Assurance PCL NVDR	566,780	316
	Hana Microelectronics PCL	429,000	307
*	Energy Absolute PCL (XBKK)	3,215,700	304
	Precious Shipping PCL	1,443,000	298
	Tipco Asphalt PCL	673,900	290
	Asset World Corp. PCL	4,257,800	289
	Carabao Group PCL Class F	206,500	287
	Bangkok Commercial Asset Management PCL (XBKK)	1,337,700	279
	Thailand Future Fund	1,480,400	277
	B Grimm Power PCL	507,800	254
	Amata Corp. PCL	527,249	235
*	Thaicom PCL	758,600	224
	TOA Paint Thailand PCL	546,500	218
*	Stecon Group PCL	850,400	216
	VGI PCL	5,555,463	215
	I-TAIL Corp. PCL	391,500	208
	Siam Global House PCL	966,447	206
	Bangkok Chain Hospital PCL	566,200	198
	IRPC PCL	5,512,400	196
	Dhipaya Group Holdings PCL	288,000	194
	Quality Houses PCL	4,710,983	192
	Banpu Power PCL	482,500	191
	Bangkok Airways PCL	457,000	184
	CK Power PCL	2,330,445	184
	Betagro PCL	369,700	183
*	SKY ICT PCL	460,543	175
	Thaifoods Group PCL Class F	1,233,500	173
	Sri Trang Agro-Industry PCL	466,196	171
	Siam City Cement PCL	38,730	170
	Mega Lifesciences PCL	176,300	161
[1]	Jaymart Group Holdings PCL	664,500	160
*	Thonburi Healthcare Group PCL	632,240	157

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	True Corp. PCL NVDR	446,700	156
	Gunkul Engineering PCL	2,366,799	151
	Star Petroleum Refining PCL	1,003,500	149
	Thai Vegetable Oil PCL	197,340	148
	Thoresen Thai Agencies PCL	1,064,852	145
	TPI Polene Power PCL	2,253,400	144
	Bangkok Land PCL	9,266,000	143
	JMT Network Services PCL	472,664	142
	BCPG PCL	544,614	139
*	Jasmine Technology Solution PCL	165,000	130
	MK Restaurants Group PCL	123,000	124
	Sri Trang Gloves Thailand PCL	578,400	120
	AEON Thana Sinsap Thailand PCL	36,100	118
	Chularat Hospital PCL Class F	2,340,180	113
	Plan B Media PCL Class F	827,216	107
	GFPT PCL	326,100	104
	Dohome PCL (XBKK)	711,200	86
*	Jasmine International PCL	1,925,499	84
	Thanachart Capital PCL NVDR	38,600	61
	SCB X PCL NVDR	14,100	57
	Bangkok Life Assurance PCL	83,760	47
*	BTS Group Holdings PCL NVDR	222,000	20
	Land & Houses PCL NVDR	146,275	18
	TQM Alpha PCL	46,500	18
	Kasikornbank PCL NVDR	2,990	17
*	Pruksa Real Estate PCL	210,700	12
	Pruksa Holding PCL	107,800	12
	Ratch Group PCL NVDR	9,776	8
			118,444
Turkiye (0.1%)
	Aselsan Elektronik Sanayi Ve Ticaret A/S	824,688	3,987
	BIM Birlesik Magazalar A/S	310,490	3,976
	KOC Holding A/S	768,522	3,130
	Akbank TAS	2,152,319	3,108
[1]	Turkiye Petrol Rafinerileri A/S	654,879	3,074
	Turk Hava Yollari AO	374,426	2,593
[1]	Turkcell Iletisim Hizmetleri A/S	853,145	2,020
	Haci Omer Sabanci Holding A/S	997,122	1,930
*,1	Yapi ve Kredi Bankasi A/S	2,360,892	1,883
	Turkiye Is Bankasi A/S Class C	6,050,392	1,816
[1]	Eregli Demir ve Celik Fabrikalari TAS	2,611,000	1,705
[1]	Turkiye Garanti Bankasi A/S	389,185	1,243
[1]	Enka Insaat ve Sanayi A/S	646,017	1,192
	Ford Otomotiv Sanayi A/S	468,096	1,104
*	TAV Havalimanlari Holding A/S	137,757	866
[1]	Turkiye Sise ve Cam Fabrikalari A/S	954,321	833
*,1	Pegasus Hava Tasimaciligi A/S	163,329	814
*	Tera Yatirim Menkul Degerler A/S	152,631	782
*	Peker Gayrimenkul Yatirim Ortakligi A/S	2,477,037	707
[1]	Coca-Cola Icecek A/S	546,377	668
*,1	Destek Finans Faktoring A/S	41,881	636
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	1,290,544	619
*	Ufuk Yatirim Yonetim ve Gayrimenkul A/S	12,982	608
*,1	Sasa Polyester Sanayi A/S	8,232,788	601
[1]	Migros Ticaret A/S	54,425	586
	AG Anadolu Grubu Holding A/S	926,200	565
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	165,110	523
[1]	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	207,635	485
*,1	Arcelik A/S	183,982	483
*	Kiler Holding A/S	147,065	476
	Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,326,990	458
*	Gubre Fabrikalari TAS	59,033	444
*	Turk Telekomunikasyon A/S	352,454	427
*,1	Turkiye Halk Bankasi A/S	669,733	423
[1]	Tofas Turk Otomobil Fabrikasi A/S	66,237	415
*	Ral Yatirim Holding A/S	87,003	410
	Turkiye Sigorta A/S	1,310,364	385
	Dogan Sirketler Grubu Holding A/S	935,761	380
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	554,002	378

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tera Yatirim Teknoloji Holding A/S	380,127	373
*	Turkiye Sinai Kalkinma Bankasi A/S	1,174,884	359
	Yeni Gimat Gayrimenkul Ortakligi A/S	109,684	359
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S	523,107	357
[1]	Kontrolmatik Enerji Ve Muhendislik A/S	473,926	354
*,1	Turk Altin Isletmeleri A/S	539,784	344
*,3	MLP Saglik Hizmetleri A/S	42,458	339
	Enerya Enerji A/S	1,434,165	333
*	Qua Granite Hayal	1,600,608	332
[1,3]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	345,660	331
[1]	Oyak Cimento Fabrikalari A/S	633,890	320
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	899,712	318
*	Tat Gida Sanayi A/S	954,581	314
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	537,737	296
	Is Yatirim Menkul Degerler A/S	279,695	292
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	322,209	287
	Bursa Cimento Fabrikasi A/S	1,867,282	287
*,1	Petkim Petrokimya Holding A/S	692,904	283
	Grainturk Tarim A/S	25,927	283
*	Adese Alisveris Merkezleri Ticaret A/S	3,235,680	280
*	Isiklar Enerji ve Yapi Holding A/S	343,358	279
	Anadolu Anonim Turk Sigorta Sirketi	502,772	277
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	554,479	272
*	Galata Wind Enerji A/S	442,823	269
	Ebebek Magazacilik A/S	207,731	268
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	218,138	264
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S	56,372	256
*	Margun Enerji Uretim Sanayi VE Ticaret A/S	362,882	255
[1]	Ulker Biskuvi Sanayi A/S	96,625	248
	Aksa Akrilik Kimya Sanayii A/S	804,738	237
*	LYDIA HOLDING A/S	51,367	237
*	Kervan Gida Sanayi Ve Ticaret A/S	3,838,239	235
*,1	Borusan Mannesmann Boru Sanayi ve Ticaret A/S	20,337	233
*	Turkiye Vakiflar Bankasi TAO Class D	395,515	230
	LDR Turizm A/S	151,550	230
[3]	Enerjisa Enerji A/S	116,815	229
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	472	228
[1]	Tekfen Holding A/S	113,123	226
*	Pasifik Donanim VE Yazilim Bilgi Teknolojileri A/S Class B	310,616	222
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	102,649	221
	Borusan Yatirim ve Pazarlama A/S	3,742	218
[1]	Dogus Otomotiv Servis ve Ticaret A/S	50,702	217
*	Sok Marketler Ticaret A/S	201,164	211
	Efor Yatirim Sanayi Ticaret A/S	61,914	209
*	Ronesans Gayrimenkul Yatirim A/S	55,752	207
	Turk Traktor ve Ziraat Makineleri A/S	15,648	204
	Nuh Cimento Sanayi A/S	34,418	200
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	92,674	199
*	Otokar Otomotiv Ve Savunma Sanayi A/S	18,115	198
*	Investco Holding A/S	25,695	198
[1]	Cimsa Cimento Sanayi VE Ticaret A/S	173,971	196
	EGE Endustri VE Ticaret A/S	964	187
	Albaraka Turk Katilim Bankasi A/S	959,185	187
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret A/S	22,563	183
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	97,292	178
*	DAP Gayrimenkul Gelistirme A/S	522,549	174
	Global Yatirim Holding A/S	624,300	173
*,1	Hektas Ticaret TAS	2,005,851	170
	TAB Gida Sanayi Ve Ticaret A/S Class A	30,090	170
	Katilimevim Tasarruf Finansman A/S	509,001	169
*	Aksa Enerji Uretim A/S	132,529	164
*	Baticim Bati Anadolu Cimento Sanayii A/S	1,567,577	164
	Anadolu Hayat Emeklilik A/S	65,848	162
*	CW Enerji Muhendislik Ticaret VE Sanayi A/S	253,760	161
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	32,342	161
[1]	Alarko Holding A/S	79,397	152
	Aygaz A/S	31,182	146
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	399,056	145
*	Izdemir Enerji Elektrik Uretim A/S	633,033	145
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	1,219,069	142

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Gulermak Agir Sanayi Insaat ve Taahhut A/S	29,937	139
	Sekerbank Turk A/S	724,834	138
	Agesa Hayat ve Emeklilik A/S	27,216	136
*	Bera Holding A/S	308,280	135
	AKIS Gayrimenkul Yatirimi A/S	711,348	134
	Logo Yazilim Sanayi Ve Ticaret A/S	31,908	127
*	Can2 Termik A/S	2,162,603	124
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	481,696	124
*,1	MIA Teknoloji A/S	136,914	121
*	BatiSoke Soke Cimento Sanayii TAS	306,023	117
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	298,984	115
*	NET Holding A/S	95,198	113
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	70,313	111
	Kocaer Celik Sanayi Ve Ticaret A/S	331,249	109
*	Akfen Yenilenebilir Enerji A/S	265,928	109
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	2,333,425	108
*	Tukas Gida Sanayi ve Ticaret A/S	1,576,254	107
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	55,246	102
*	Politeknik Metal Sanayi ve Ticaret A/S	465	95
*	Is Gayrimenkul Yatirim Ortakligi A/S	196,743	92
*	Konya Cimento Sanayii A/S	751	92
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	651,654	91
*	Girsim Elektrik Sanayi Taahut Ve Ticaret A/S	79,344	89
*	YEO Teknoloji Enerji VE Endustri A/S	109,328	89
*	Esenboga Elektrik Uretim A/S	481,743	89
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	86,013	85
*	Izmir Demir Celik Sanayi A/S	559,166	85
	Eczacibasi Yatirim Holding Ortakligi A/S	11,323	78
*	Altinay Savunma Teknolojileri A/S	48,139	77
*	Oyak Yatirim Menkul Degerler A/S	58,742	76
*	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	9,363	74
	Iskenderun Demir ve Celik A/S	77,436	71
*,1	Vestel Elektronik Sanayi ve Ticaret A/S	89,836	71
	Suwen Tekstil Sanayi Pazarlama A/S	252,040	71
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	102,963	70
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	105,439	69
	Akcansa Cimento A/S	20,940	66
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	35,502	66
*	Is Finansal Kiralama A/S	144,080	66
*	Tumosan Motor ve Traktor Sanayi A/S	25,411	66
*	Zorlu Enerji Elektrik Uretim A/S	820,667	65
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	294,643	62
*	Ozak Gayrimenkul Yatirim Ortakligi	188,720	62
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	93,420	60
*	Kayseri Seker Fabrikasi A/S	137,098	59
*	Biotrend Cevre VE Enerji Yatirimlari A/S	104,428	58
	Polisan Holding A/S	134,932	56
*	Agrotech Yueksek Teknoloji VE Yatirim A/S	309,810	56
*	Aksigorta A/S	330,403	55
	Alfa Solar Enerji Sanayi VE Ticaret A/S	51,880	54
	Escar Turizm Tasimacilik Ticaret A/S	108,232	54
*	Karel Elektronik Sanayi ve Ticaret A/S	201,554	50
	Celebi Hava Servisi A/S	1,312	49
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	36,120	49
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	21,814	46
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	108,918	40
*	Kaleseramik Canakkale Kalebodur Seramik Sanayi A/S	52,196	39
*	Reeder Teknoloji Sanayi VE Ticaret A/S	158,005	38
*	Marmara Holding A/S	536,579	38
*	Bagfas Bandirma Gubre Fabrikalari A/S	43,861	36
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	166,980	35
*	Imas Makina Sanayi A/S	250,972	32
*	Yayla Agro Gida Sanayi VE Nakliyat A/S	119,102	31
*	Aydem Yenilenebilir Enerji A/S	68,323	31
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	4,164	31
*	Kerevitas Gida Sanayi ve Ticaret A/S	71,422	24
*	Kordsa Teknik Tekstil A/S	12,974	17
*	Fenerbahce Futbol A/S	70,720	17

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Kartonsan Karton Sanayi ve Ticaret A/S	3,436	7
			68,628
United Arab Emirates (0.2%)
	Emaar Properties PJSC	4,397,674	17,017
	First Abu Dhabi Bank PJSC	3,123,218	14,826
	Emirates Telecommunications Group Co. PJSC	2,446,797	12,919
	Emirates NBD Bank PJSC	1,290,097	9,872
	Abu Dhabi Commercial Bank PJSC	2,074,513	8,139
	Aldar Properties PJSC	2,673,454	6,550
	Abu Dhabi Islamic Bank PJSC	1,032,119	5,931
	Dubai Islamic Bank PJSC	2,055,728	5,318
	Dubai Electricity & Water Authority PJSC	6,411,119	4,850
	Adnoc Gas plc	4,822,270	4,582
	Alpha Dhabi Holding PJSC	1,099,265	2,996
	ADNOC Drilling Co. PJSC	1,858,410	2,823
	Emaar Development PJSC	585,342	2,378
*	Modon Holding PSC	2,217,709	2,203
	Salik Co. PJSC	1,349,788	2,197
	Abu Dhabi National Oil Co. for Distribution PJSC	2,002,051	1,957
*	Multiply Group PJSC	2,342,797	1,904
	Air Arabia PJSC	1,737,552	1,844
	ADNOC Logistics & Services	1,116,776	1,744
	Borouge plc	2,215,197	1,515
	Agility Global plc	5,008,989	1,486
	Dubai Investments PJSC	1,491,427	1,349
	Pure Health Holding PJSC	1,671,119	1,279
	GFH Financial Group BSC	2,066,688	1,248
	Americana Restaurants International plc - Foreign Co. (XADS)	2,125,188	1,210
	NMDC Group PJSC	163,579	1,065
	Dana Gas PJSC	4,488,120	1,012
*	Gulf Navigation Holding PJSC	337,463	838
	Talabat Holding plc	3,131,949	815
	Parkin Co. PJSC	493,758	745
	Lulu Retail Holdings plc	2,278,413	732
	Abu Dhabi National Hotels	5,985,094	726
*	Abu Dhabi Ports Co. PJSC	557,493	696
	Emirates Central Cooling Systems Corp.	1,421,237	611
*	Phoenix Group plc	1,706,945	576
*	Presight AI Holding plc	584,628	574
*	Apex Investments Co. PSC	545,523	571
	Fertiglobe plc	727,424	495
	Ajman Bank PJSC	1,179,149	469
*	Space42 plc	907,992	459
	Dubai Financial Market PJSC	1,090,939	458
	Amanat Holdings PJSC	1,424,927	446
*	RAK Properties PJSC	1,028,872	395
*	Aramex PJSC	270,074	201
	Agthia Group PJSC	186,549	196
*	Ghitha Holding PJSC	20,925	134
*	AL Seer Marine Supplies & Equipment Co. LLC	36,701	30
*,2	Arabtec Holding PJSC	245,437	—
			130,381
United Kingdom (3.3%)
	AstraZeneca plc	1,066,089	175,850
	HSBC Holdings plc	12,353,942	172,948
	Shell plc (XLON)	4,176,124	156,560
	Unilever plc (XLON)	1,711,391	102,691
	Rolls-Royce Holdings plc	6,030,254	92,798
	British American Tobacco plc	1,425,270	72,996
	GSK plc	2,868,879	67,170
	BP plc	11,336,607	66,419
	RELX plc	1,307,534	57,788
	Barclays plc	10,029,991	53,797
	BAE Systems plc	2,140,159	52,720
	Rio Tinto plc	730,872	52,689
	National Grid plc	3,506,934	52,583
	Lloyds Banking Group plc	42,646,454	50,002
	London Stock Exchange Group plc	359,547	44,809
	NatWest Group plc	5,753,975	44,297

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Compass Group plc	1,199,227	39,694
	3i Group plc	668,875	38,708
	Reckitt Benckiser Group plc	485,534	37,138
*	Glencore plc	7,691,324	36,846
	Diageo plc	1,580,250	36,349
	Ferguson Enterprises Inc.	138,265	34,359
	Experian plc	660,045	30,788
	Haleon plc	6,427,699	29,890
	Anglo American plc	760,893	28,787
	Tesco plc	4,567,569	27,564
	Standard Chartered plc	1,324,220	27,183
	Prudential plc (XLON)	1,837,389	25,555
	Imperial Brands plc	546,717	21,723
	Ashtead Group plc	303,797	20,292
	SSE plc	790,664	19,919
	Aviva plc	2,203,785	19,370
	Vodafone Group plc	13,535,256	16,385
	Next plc	82,940	15,584
	Coca-Cola Europacific Partners plc	154,498	13,826
	Halma plc	274,257	12,780
	InterContinental Hotels Group plc	105,365	12,710
	Legal & General Group plc	3,907,560	12,211
	Informa plc	950,776	12,107
	Smith & Nephew plc	629,614	11,626
	Sage Group plc	696,535	10,528
	BT Group plc	4,160,844	10,155
	Rentokil Initial plc	1,809,347	10,099
	Segro plc	985,540	9,044
	Antofagasta plc	242,568	8,903
	International Consolidated Airlines Group SA	1,612,538	8,865
	Smiths Group plc	251,928	8,342
	Centrica plc	3,525,284	8,308
	United Utilities Group plc	499,907	7,887
	Marks & Spencer Group plc	1,502,191	7,850
	Admiral Group plc	176,762	7,611
	Weir Group plc	193,935	7,549
	Melrose Industries plc (XLON)	902,130	7,432
	Diploma plc	99,596	7,348
	Intertek Group plc	110,294	7,346
	Bunzl plc	238,597	7,253
	Severn Trent plc	194,418	7,107
*	Wise plc Class A	537,271	6,832
	Coca-Cola HBC AG	147,783	6,706
[3]	Auto Trader Group plc	653,013	6,699
	Pearson plc	461,608	6,425
	St. James's Place plc	367,919	6,277
	M&G plc	1,802,223	6,240
	Associated British Foods plc	205,196	6,192
	IMI plc	173,708	5,461
	Endeavour Mining plc	130,907	5,298
	J Sainsbury plc	1,169,968	5,253
	Beazley plc	427,623	5,231
	Phoenix Group Holdings plc	572,290	5,070
	Kingfisher plc	1,221,967	4,956
	ICG plc	190,840	4,848
	Games Workshop Group plc	23,143	4,846
	Whitbread plc	124,930	4,756
	Spirax Group plc	50,915	4,749
	Barratt Redrow plc	958,980	4,746
	Rightmove plc	536,912	4,714
[1]	DCC plc	68,783	4,531
	Entain plc	423,243	4,408
	Howden Joinery Group plc	380,953	4,327
	Land Securities Group plc	526,239	4,301
	Hiscox Ltd.	229,257	4,145
*	Burberry Group plc	248,024	4,037
	LondonMetric Property plc	1,542,615	3,859
*,1	Metlen Energy & Metals plc	74,743	3,804
	Balfour Beatty plc	423,735	3,745
	Fresnillo plc	127,856	3,739

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Croda International plc	97,321	3,694
[3]	Convatec Group plc	1,143,507	3,672
	Spectris plc	66,155	3,569
	Persimmon plc	223,693	3,555
	Berkeley Group Holdings plc	66,289	3,512
	Taylor Wimpey plc	2,482,646	3,434
	Tritax Big Box REIT plc	1,738,315	3,432
	Mondi plc	305,914	3,419
	British Land Co. plc	680,866	3,401
	IG Group Holdings plc	229,074	3,353
	Aberdeen Group Plc	1,243,890	3,318
	Johnson Matthey plc	115,371	3,231
	Investec plc	398,092	2,997
	WPP plc	756,063	2,857
	Bellway plc	81,106	2,799
	Rotork plc	615,634	2,772
	Babcock International Group plc	171,682	2,742
	Schroders plc	509,709	2,544
	Hikma Pharmaceuticals plc	104,503	2,528
	Inchcape plc	249,174	2,500
	Cranswick plc	38,170	2,476
*	Carnival plc	94,864	2,465
	Lion Finance Group plc	22,546	2,374
	RS Group plc	323,997	2,371
	Serco Group plc	697,176	2,326
	Pennon Group plc	331,594	2,260
	Man Group plc	812,047	2,244
	Drax Group plc	235,947	2,236
	Primary Health Properties plc	1,796,436	2,212
[3]	Quilter plc	905,839	2,163
	UNITE Group plc	284,446	2,122
	JD Sports Fashion plc	1,731,219	2,121
	ITV plc	2,287,020	2,093
	Just Group plc	743,583	2,076
	QinetiQ Group plc	319,870	2,020
*	Vistry Group plc	236,783	2,006
	Plus500 Ltd.	48,084	2,001
	Big Yellow Group plc	135,581	1,983
	Softcat plc	93,382	1,968
	TBC Bank Group plc	34,139	1,956
[3]	JTC plc	113,114	1,936
	Shaftesbury Capital plc	999,799	1,847
	TP ICAP Group plc	528,398	1,822
	OSB Group plc	250,632	1,776
[3]	Airtel Africa plc	474,186	1,724
	Morgan Sindall Group plc	28,045	1,714
	Mitie Group plc	779,578	1,686
	B&M European Value Retail SA	699,231	1,651
	International Workplace Group plc	550,391	1,638
	Derwent London plc	70,593	1,635
	Lancashire Holdings Ltd.	184,247	1,618
	Hill & Smith plc	55,866	1,581
	Canal & SA (XLON)	501,170	1,577
	Computacenter plc	41,054	1,547
	AJ Bell plc	217,876	1,538
	easyJet plc	239,334	1,524
	Paragon Banking Group plc	136,109	1,484
	Greggs plc	66,788	1,416
	Sirius Real Estate Ltd.	1,050,482	1,380
	Grafton Group plc GDR	110,181	1,378
	Safestore Holdings plc	145,869	1,371
	Genus plc	42,313	1,369
	Currys plc	731,196	1,350
	Chemring Group plc	178,853	1,348
	Coats Group plc	1,251,857	1,345
[1]	Energean plc	102,344	1,297
	Dunelm Group plc	87,921	1,291
[3]	Bridgepoint Group plc	325,518	1,289
	Pan African Resources plc	1,150,562	1,275
	Great Portland Estates plc	291,081	1,274

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Grainger plc	513,501	1,265
	Travis Perkins plc	151,588	1,253
*	Helios Towers plc	631,559	1,242
	Hammerson plc	308,486	1,238
	Tate & Lyle plc	238,073	1,209
	Telecom Plus plc	51,387	1,199
	SSP Group plc	585,942	1,184
	Volution Group plc	136,094	1,175
*	Ocado Group plc	393,829	1,134
	Savills plc	85,366	1,131
	Firstgroup plc	408,106	1,127
	Harbour Energy plc	375,765	1,112
	Baltic Classifieds Group plc	286,798	1,112
	Premier Foods plc	440,097	1,056
	Renishaw plc	22,664	1,054
	Bodycote plc	129,180	1,047
	Oxford Instruments plc	41,558	1,031
	Keller Group plc	47,802	997
	Clarkson plc	20,829	993
*,3	Trainline plc	296,171	978
	Dowlais Group plc	895,280	973
	Pets at Home Group plc	341,189	961
	IntegraFin Holdings plc	198,876	947
	4imprint Group plc	20,953	918
	Hays plc	1,178,844	915
	Genuit Group plc	185,208	900
	Hochschild Mining plc	205,832	895
	Greencore Group plc	274,277	859
	Rathbones Group plc	35,877	841
*,3	Watches of Switzerland Group plc	156,674	809
	Supermarket Income REIT plc	777,045	809
	Elementis plc	368,189	796
	Breedon Group plc	173,872	787
	Kainos Group plc	60,384	749
*	Molten Ventures plc	121,550	742
	Zigup plc	161,504	736
	Senior plc	290,560	728
	Ashmore Group plc	294,449	727
	MONY Group plc	280,455	715
	Vesuvius plc	144,461	713
	WH Smith plc	78,666	699
	Bytes Technology Group plc (XLON)	141,771	691
	AG Barr plc	77,949	685
	Domino's Pizza Group plc	253,601	649
	Moonpig Group plc	226,667	639
*	Frasers Group plc	66,118	635
	Ninety One plc	208,119	633
*	Close Brothers Group plc	114,353	631
*,3	Trustpilot Group plc	232,053	627
*	Alphawave IP Group plc	248,485	622
	Playtech plc	174,007	602
	Workspace Group plc	108,430	596
[1]	Diversified Energy Co. plc	46,264	584
[3]	Spire Healthcare Group plc	188,279	580
	Morgan Advanced Materials plc	212,602	570
	Pagegroup plc	181,484	563
	Future plc	68,165	550
[3]	Ibstock plc	303,831	546
*,1	Oxford Nanopore Technologies plc	296,106	534
	Picton Property Income Ltd.	506,541	520
	Jupiter Fund Management plc	251,266	503
[3]	Petershill Partners plc	121,657	498
	Wickes Group plc	163,541	476
*	Mitchells & Butlers plc	145,120	464
	J D Wetherspoon plc	50,210	426
[3]	Bakkavor Group plc	145,599	424
	Victrex plc	49,122	417
*	IP Group plc	521,288	414
	Hilton Food Group plc	48,855	413
	Ithaca Energy plc	140,017	401

Total World Stock Index Fund
		Shares	Market Value• ($000)
	NCC Group plc	202,648	399
	C&C Group plc	209,451	376
	Dr. Martens plc	288,620	345
	Marshalls plc	155,110	344
*,1	THG plc	544,316	333
	Crest Nicholson Holdings plc	147,185	320
	RHI Magnesita NV	10,453	288
*	AO World plc	187,807	263
*	Auction Technology Group plc	61,115	248
	PZ Cussons plc	179,977	175
*,1	Raspberry PI Holdings plc	33,285	159
	Rank Group plc	100,345	156
*,1,3	Aston Martin Lagonda Global Holdings plc	160,219	133
[3]	CMC Markets plc	46,417	131
*,2	John Wood Group plc	424,164	103
*,1	ASOS plc	30,063	101
*,2	Home REIT plc	172,926	27
*,2	Evraz plc	272,365	—
*,2	NMC Health plc	26,225	—
*,2,3	Finablr plc	58,416	—
			2,397,366
United States (62.8%)
	NVIDIA Corp.	16,635,230	3,368,468
	Apple Inc.	10,361,996	2,801,573
	Microsoft Corp.	5,270,799	2,729,272
*	Amazon.com Inc.	6,817,958	1,665,082
	Broadcom Inc.	3,282,539	1,213,325
	Alphabet Inc. Class A	4,141,369	1,164,512
	Meta Platforms Inc. Class A	1,551,760	1,006,084
	Alphabet Inc. Class C	3,354,147	945,266
*	Tesla Inc.	1,999,371	912,833
	JPMorgan Chase & Co.	1,972,558	613,702
*	Berkshire Hathaway Inc. Class B	1,125,499	537,471
	Eli Lilly & Co.	569,407	491,319
	Visa Inc. Class A	1,209,461	412,112
	Exxon Mobil Corp.	3,076,364	351,813
*	Netflix Inc.	301,154	336,949
	Johnson & Johnson	1,709,090	322,796
	Mastercard Inc. Class A	577,479	318,763
	Walmart Inc.	3,089,121	312,557
*	Palantir Technologies Inc. Class A	1,552,461	311,222
	Oracle Corp.	1,176,866	309,057
*	Advanced Micro Devices Inc.	1,144,262	293,068
	Costco Wholesale Corp.	315,151	287,244
	AbbVie Inc.	1,258,399	274,381
	Home Depot Inc.	706,401	268,143
	Bank of America Corp.	4,787,793	255,908
	Procter & Gamble Co.	1,664,551	250,299
	General Electric Co.	747,040	230,798
	UnitedHealth Group Inc.	646,851	220,938
	Chevron Corp.	1,362,459	214,887
	Cisco Systems Inc.	2,822,434	206,348
	International Business Machines Corp.	660,895	203,166
	Wells Fargo & Co.	2,290,349	199,192
	Coca-Cola Co.	2,758,549	190,064
	Caterpillar Inc.	328,824	189,817
	Micron Technology Inc.	794,130	177,702
	Salesforce Inc.	663,310	172,733
	RTX Corp.	949,735	169,528
	Goldman Sachs Group Inc.	213,273	168,351
	Philip Morris International Inc.	1,106,870	159,755
	Merck & Co. Inc.	1,788,924	153,812
	Thermo Fisher Scientific Inc.	267,932	152,022
	Abbott Laboratories	1,229,183	151,952
	McDonald's Corp.	507,213	151,368
	Walt Disney Co.	1,284,930	144,709
	Lam Research Corp.	908,450	143,045
	PepsiCo Inc.	972,947	142,138
	American Express Co.	389,646	140,557

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Linde plc	333,116	139,342
	QUALCOMM Inc.	766,511	138,662
*	Uber Technologies Inc.	1,429,967	137,992
*	Intuitive Surgical Inc.	253,283	135,324
*	ServiceNow Inc.	146,861	135,006
	Morgan Stanley	816,405	133,890
	Applied Materials Inc.	569,486	132,747
	Citigroup Inc.	1,295,633	131,157
	Intuit Inc.	193,931	129,459
*	Intel Corp.	3,104,684	124,156
	AT&T Inc.	4,977,706	123,198
	NextEra Energy Inc.	1,465,564	119,297
	Amphenol Corp. Class A	855,817	119,250
	Verizon Communications Inc.	2,996,324	119,074
	Booking Holdings Inc.	23,081	117,199
	Blackrock Inc.	108,166	117,123
*	Arista Networks Inc.	733,276	115,630
	KLA Corp.	94,711	114,481
	Charles Schwab Corp.	1,211,039	114,467
	Amgen Inc.	381,944	113,984
	GE Vernova Inc.	194,535	113,830
	Accenture plc Class A	444,412	111,147
	TJX Cos. Inc.	791,964	110,986
*	AppLovin Corp. Class A	169,471	108,009
	Eaton Corp. plc	278,509	106,268
	Gilead Sciences Inc.	885,426	106,065
	S&P Global Inc.	217,227	105,835
*	Boston Scientific Corp.	1,046,303	105,384
	Texas Instruments Inc.	644,862	104,119
*	Boeing Co.	515,349	103,595
*	Palo Alto Networks Inc.	467,220	102,901
*	Adobe Inc.	302,332	102,887
	Pfizer Inc.	4,035,016	99,463
	Capital One Financial Corp.	446,271	98,175
	Danaher Corp.	452,390	97,436
	Lowe's Cos. Inc.	397,687	94,701
*	Crowdstrike Holdings Inc. Class A	173,940	94,451
	Union Pacific Corp.	424,079	93,454
	Honeywell International Inc.	451,152	90,830
	Stryker Corp.	243,535	86,757
	Welltower Inc.	474,970	85,989
	Progressive Corp.	415,901	85,676
	Constellation Energy Corp.	223,020	84,079
	Analog Devices Inc.	352,822	82,606
	Medtronic plc	909,039	82,450
	Prologis Inc.	658,955	81,770
	Deere & Co.	173,458	80,073
	ConocoPhillips	899,666	79,944
*	Berkshire Hathaway Inc. Class A	111	79,447
*	Vertex Pharmaceuticals Inc.	183,336	78,022
*	MercadoLibre Inc.	33,514	77,996
*	Robinhood Markets Inc. Class A	526,719	77,312
	Blackstone Inc.	518,995	76,105
	Automatic Data Processing Inc.	288,122	74,998
	Southern Co.	780,219	73,372
	Chubb Ltd.	263,619	73,007
	Lockheed Martin Corp.	148,336	72,963
	McKesson Corp.	89,102	72,292
	Comcast Corp. Class A	2,597,063	72,289
*	Spotify Technology SA	109,371	71,673
	Trane Technologies plc	157,856	70,822
	Parker-Hannifin Corp.	90,994	70,323
	CVS Health Corp.	890,106	69,562
	Duke Energy Corp.	550,541	68,432
	CME Group Inc.	254,975	67,693
	T-Mobile US Inc.	322,040	67,644
	Altria Group Inc.	1,195,849	67,422
	Bristol-Myers Squibb Co.	1,449,231	66,766
*	Cadence Design Systems Inc.	193,886	65,667
	Starbucks Corp.	808,384	65,374

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	DoorDash Inc. Class A	255,402	64,967
	3M Co.	378,764	63,064
	Marsh & McLennan Cos. Inc.	349,861	62,328
	General Dynamics Corp.	179,017	61,743
*	Snowflake Inc.	222,428	61,141
*	Synopsys Inc.	131,522	59,687
	American Tower Corp.	331,743	59,375
	Intercontinental Exchange Inc.	403,879	59,083
	Howmet Aerospace Inc.	286,273	58,958
	Equinix Inc.	69,286	58,617
	Marvell Technology Inc.	616,411	57,782
	CRH plc	480,229	57,195
	Sherwin-Williams Co.	165,499	57,087
*	O'Reilly Automotive Inc.	604,439	57,083
	KKR & Co. Inc.	482,110	57,048
	Newmont Corp. (XNYS)	696,295	56,379
	Northrop Grumman Corp.	96,264	56,165
	Emerson Electric Co.	400,603	55,912
*	Cloudflare Inc. Class A	220,035	55,735
	HCA Healthcare Inc.	121,105	55,670
	Bank of New York Mellon Corp.	501,140	54,088
	Johnson Controls International plc	467,614	53,490
	NIKE Inc. Class B	825,836	53,341
	Moody's Corp.	110,058	52,861
	Mondelez International Inc. Class A	917,942	52,745
	Vertiv Holdings Co. Class A	272,328	52,521
	Waste Management Inc.	261,595	52,259
	TE Connectivity plc	210,903	52,095
	Royal Caribbean Cruises Ltd.	180,280	51,710
	US Bancorp	1,103,316	51,503
*	Coinbase Global Inc. Class A	149,224	51,300
	TransDigm Group Inc.	39,159	51,240
	Elevance Health Inc.	161,181	51,127
	PNC Financial Services Group Inc.	278,943	50,921
	Aon plc Class A (XNYS)	148,947	50,743
*	Strategy Inc.	187,380	50,501
	Illinois Tool Works Inc.	206,124	50,278
	United Parcel Service Inc. Class B (XNYS)	520,727	50,208
	Williams Cos. Inc.	864,317	50,018
	Corning Inc.	557,288	49,643
*	Roblox Corp. Class A	434,042	49,359
	Regeneron Pharmaceuticals Inc.	74,360	48,468
	Motorola Solutions Inc.	117,929	47,963
	CSX Corp.	1,327,773	47,826
	Quanta Services Inc.	105,090	47,199
*	PayPal Holdings Inc.	680,391	47,131
	General Motors Co.	675,914	46,699
	Cigna Group	186,840	45,666
*	Autodesk Inc.	151,394	45,621
	Zoetis Inc.	316,522	45,608
	American Electric Power Co. Inc.	378,635	45,535
	Vistra Corp.	241,044	45,389
	Ecolab Inc.	176,882	45,353
	Norfolk Southern Corp.	159,959	45,329
	Arthur J Gallagher & Co.	179,741	44,844
	Cintas Corp.	243,393	44,607
	Colgate-Palmolive Co.	569,068	43,847
	Cencora Inc.	129,590	43,777
*	AutoZone Inc.	11,877	43,641
	Travelers Cos. Inc.	160,127	43,013
	Cummins Inc.	97,827	42,817
	Marathon Petroleum Corp.	218,387	42,566
	Freeport-McMoRan Inc.	1,017,680	42,437
	Sempra	459,859	42,279
	Hilton Worldwide Holdings Inc.	163,635	42,048
	Marriott International Inc. Class A	161,295	42,030
	EOG Resources Inc.	388,216	41,089
	Truist Financial Corp.	912,967	40,746
	Digital Realty Trust Inc.	238,849	40,702
*	Alnylam Pharmaceuticals Inc.	89,211	40,684

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Simon Property Group Inc.	228,819	40,217
	United Rentals Inc.	45,700	39,813
	Phillips 66	291,400	39,671
*	Fortinet Inc.	452,960	39,149
*	Axon Enterprise Inc.	53,215	38,966
	SLB Ltd.	1,072,131	38,661
	FedEx Corp.	152,010	38,583
	Seagate Technology Holdings plc	150,637	38,545
*	Airbnb Inc. Class A	304,249	38,500
*	NU Holdings Ltd. Class A	2,379,353	38,331
	L3Harris Technologies Inc.	132,464	38,295
	Air Products & Chemicals Inc.	157,784	38,277
	Valero Energy Corp.	222,717	37,764
	NXP Semiconductors NV	179,874	37,615
	Western Digital Corp.	248,754	37,365
*	Warner Bros Discovery Inc.	1,656,045	37,178
	Aflac Inc.	345,028	36,984
	Realty Income Corp.	637,728	36,975
*	Workday Inc. Class A	153,489	36,825
	Ross Stores Inc.	231,215	36,745
	Apollo Global Management Inc.	293,805	36,523
	Ford Motor Co.	2,775,590	36,443
	Becton Dickinson & Co.	202,803	36,243
*	IDEXX Laboratories Inc.	57,543	36,224
	Kinder Morgan Inc.	1,377,878	36,087
*	Datadog Inc. Class A	220,869	35,960
	PACCAR Inc.	364,889	35,905
	Allstate Corp.	187,165	35,846
	Electronic Arts Inc.	178,798	35,770
	Dominion Energy Inc.	603,009	35,391
	Dell Technologies Inc. Class C	214,813	34,802
	Baker Hughes Co.	706,896	34,221
	Xcel Energy Inc.	419,107	34,019
	Roper Technologies Inc.	75,839	33,836
*	Edwards Lifesciences Corp.	408,416	33,674
	Carrier Global Corp.	564,742	33,596
	Fastenal Co.	813,516	33,476
	Monolithic Power Systems Inc.	33,194	33,360
	Cheniere Energy Inc.	157,153	33,316
*	Take-Two Interactive Software Inc.	129,593	33,224
*	Monster Beverage Corp.	494,867	33,072
	AMETEK Inc.	163,374	33,020
	Exelon Corp.	714,429	32,949
	Cardinal Health Inc.	171,310	32,681
	American International Group Inc.	410,869	32,442
*	CBRE Group Inc. Class A	211,973	32,311
	MetLife Inc.	397,293	31,712
	MSCI Inc.	53,259	31,346
	Public Storage	111,260	30,993
*	Veeva Systems Inc. Class A	105,573	30,743
	WW Grainger Inc.	31,398	30,739
	Ameriprise Financial Inc.	67,316	30,479
	Entergy Corp.	316,819	30,443
*	Chipotle Mexican Grill Inc.	956,386	30,308
	Target Corp.	326,407	30,264
	Agilent Technologies Inc.	204,525	29,934
	ONEOK Inc.	444,676	29,793
	Corteva Inc.	483,978	29,736
	Republic Services Inc.	142,555	29,686
	Rockwell Automation Inc.	80,510	29,657
*	Block Inc. (XNYS)	389,485	29,577
*	Flutter Entertainment plc	125,390	29,164
*	Carvana Co.	93,798	28,753
*	Coupang Inc.	890,313	28,463
	Public Service Enterprise Group Inc.	353,037	28,441
	DR Horton Inc.	190,098	28,340
	Kimberly-Clark Corp.	235,792	28,227
	Crown Castle Inc.	309,409	27,915
*	Fair Isaac Corp.	16,681	27,683
	Kroger Co.	433,395	27,577

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Yum! Brands Inc.	197,472	27,293
	Vulcan Materials Co.	93,988	27,210
*	Copart Inc.	627,308	26,981
	Paychex Inc.	228,810	26,778
	eBay Inc.	329,095	26,759
	Martin Marietta Materials Inc.	43,004	26,366
*	IQVIA Holdings Inc.	120,883	26,166
	Xylem Inc.	173,306	26,143
	Prudential Financial Inc.	250,601	26,062
	Otis Worldwide Corp.	279,545	25,931
	Sysco Corp.	347,062	25,780
	Cognizant Technology Solutions Corp. Class A	353,388	25,755
*	Fiserv Inc.	384,876	25,667
	ResMed Inc.	103,514	25,556
*	Insmed Inc.	133,200	25,255
	WEC Energy Group Inc.	225,629	25,210
	Garmin Ltd.	116,796	24,987
	Keurig Dr Pepper Inc.	919,729	24,980
	PG&E Corp.	1,560,245	24,901
	Nasdaq Inc.	290,619	24,845
	Nucor Corp.	165,091	24,772
	Hartford Insurance Group Inc.	199,370	24,758
	Consolidated Edison Inc.	253,425	24,686
	GE HealthCare Technologies Inc.	329,146	24,669
	Westinghouse Air Brake Technologies Corp.	120,123	24,558
	DuPont de Nemours Inc.	300,522	24,538
	Comfort Systems USA Inc.	25,194	24,327
*	SoFi Technologies Inc.	816,835	24,244
	Humana Inc.	85,824	23,875
	EQT Corp.	443,468	23,761
	Microchip Technology Inc.	380,591	23,756
	Targa Resources Corp.	153,816	23,694
	Ventas Inc.	321,037	23,689
	Fidelity National Information Services Inc.	375,670	23,487
	NRG Energy Inc.	135,560	23,297
	State Street Corp.	201,287	23,281
*	Zscaler Inc.	70,021	23,187
	Hewlett Packard Enterprise Co.	935,602	22,847
*	Keysight Technologies Inc.	123,865	22,662
*	Carnival Corp.	779,338	22,468
	Ingersoll Rand Inc. (XYNS)	292,679	22,340
	Arch Capital Group Ltd.	258,804	22,337
	VICI Properties Inc.	741,613	22,241
*	Pure Storage Inc. Class A	223,301	22,040
	Willis Towers Watson plc	69,896	21,884
	Verisk Analytics Inc.	98,963	21,649
	LPL Financial Holdings Inc.	57,092	21,541
	Iron Mountain Inc.	209,046	21,521
	Interactive Brokers Group Inc. Class A	304,217	21,405
	EMCOR Group Inc.	31,604	21,357
*	Mettler-Toledo International Inc.	15,044	21,307
	Teradyne Inc.	115,596	21,011
	Tractor Supply Co.	384,804	20,822
	Occidental Petroleum Corp.	504,000	20,765
	Raymond James Financial Inc.	130,177	20,655
	Archer-Daniels-Midland Co.	340,117	20,587
*	CoStar Group Inc.	298,843	20,563
	M&T Bank Corp.	111,533	20,508
	Lennar Corp. Class A	165,397	20,471
*	MongoDB Inc.	56,478	20,322
*	Bloom Energy Corp. Class A	151,377	20,006
	Extra Space Storage Inc.	149,732	19,995
	Ares Management Corp. Class A	133,852	19,905
	Synchrony Financial	266,288	19,806
	DTE Energy Co.	145,807	19,763
	Fifth Third Bancorp	474,618	19,754
*	Credo Technology Group Holding Ltd.	104,397	19,587
*	Atlassian Corp. Ltd. Class A	115,542	19,575
	Diamondback Energy Inc.	136,637	19,565
*	First Solar Inc.	72,883	19,455

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Kenvue Inc.	1,352,562	19,436
	Eversource Energy	262,734	19,392
	Expedia Group Inc.	87,733	19,301
*	Sandisk Corp.	96,669	19,269
*	Ciena Corp.	100,973	19,177
	Ameren Corp.	187,623	19,141
*	Super Micro Computer Inc. (XNGS)	367,562	19,099
	Atmos Energy Corp.	110,895	19,043
	PPL Corp.	520,998	19,027
	Equifax Inc.	89,318	18,855
	Old Dominion Freight Line Inc.	133,743	18,780
*	Natera Inc.	94,202	18,740
	HP Inc.	672,503	18,608
*	Rocket Lab Corp.	294,684	18,559
	Broadridge Financial Solutions Inc.	83,373	18,375
	General Mills Inc.	393,570	18,344
*	CyberArk Software Ltd.	35,182	18,322
	Cboe Global Markets Inc.	74,184	18,223
	Hubbell Inc.	38,519	18,104
*	HubSpot Inc.	36,766	18,086
	Dover Corp.	99,161	17,994
	American Water Works Co. Inc.	138,498	17,787
*	Teledyne Technologies Inc.	33,717	17,763
	FirstEnergy Corp.	387,469	17,758
	Hershey Co.	104,229	17,680
	CenterPoint Energy Inc.	461,478	17,647
	Northern Trust Corp.	136,508	17,564
	AvalonBay Communities Inc.	100,455	17,471
*	Reddit Inc. Class A	83,185	17,381
	Leidos Holdings Inc.	91,238	17,378
*	Markel Group Inc.	8,786	17,348
*	Live Nation Entertainment Inc.	114,567	17,131
*	Ulta Beauty Inc.	32,915	17,112
	NetApp Inc.	145,219	17,104
	Huntington Bancshares Inc.	1,105,228	17,065
*	PTC Inc.	85,779	17,031
	PulteGroup Inc.	141,701	16,986
	Veralto Corp.	170,954	16,870
	Cincinnati Financial Corp.	108,571	16,784
*	Flex Ltd.	268,172	16,766
*	Astera Labs Inc.	89,750	16,755
	Jabil Inc.	75,767	16,736
	Halliburton Co.	619,338	16,623
	Williams-Sonoma Inc.	84,955	16,510
*	Zoom Communications Inc.	189,202	16,504
	STERIS plc	69,991	16,497
	Expand Energy Corp.	159,394	16,467
*	Biogen Inc.	105,927	16,341
	Tapestry Inc.	148,485	16,307
	Estee Lauder Cos. Inc. Class A	168,277	16,271
	Kellanova	195,768	16,260
*	Dexcom Inc.	277,942	16,182
	Curtiss-Wright Corp.	27,088	16,137
	PPG Industries Inc.	164,095	16,040
	T Rowe Price Group Inc.	156,395	16,035
*	Trade Desk Inc. Class A	318,845	16,032
	Citizens Financial Group Inc.	312,831	15,914
	Equity Residential	267,128	15,878
	AerCap Holdings NV	121,914	15,878
	Brown & Brown Inc.	198,920	15,862
	Steel Dynamics Inc.	100,887	15,819
*	Insulet Corp.	50,151	15,698
	Regions Financial Corp.	645,647	15,625
	Dollar General Corp.	158,028	15,591
	Church & Dwight Co. Inc.	177,789	15,590
	CMS Energy Corp.	211,160	15,531
*	Liberty Media Corp.-Liberty Formula One Class C	154,321	15,409
*	Waters Corp.	43,952	15,366
*	ON Semiconductor Corp.	306,525	15,351
	Edison International	274,829	15,220

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Labcorp Holdings Inc.	59,674	15,155
	Kraft Heinz Co.	611,473	15,122
	CDW Corp.	94,833	15,114
	Darden Restaurants Inc.	83,030	14,958
	SBA Communications Corp.	77,818	14,901
	Devon Energy Corp.	453,391	14,731
	W R Berkley Corp.	206,394	14,724
*	Charter Communications Inc. Class A	62,883	14,705
*	Tyler Technologies Inc.	30,868	14,701
*	Coherent Corp.	110,967	14,643
*	NVR Inc.	2,027	14,616
	NiSource Inc.	345,142	14,534
	International Paper Co.	375,027	14,491
	VeriSign Inc.	60,166	14,428
	West Pharmaceutical Services Inc.	51,112	14,417
*	United Therapeutics Corp.	32,026	14,265
	Zimmer Biomet Holdings Inc.	141,850	14,264
*	Guidewire Software Inc.	60,685	14,178
*	Pinterest Inc. Class A	426,674	14,123
*	Illumina Inc.	113,852	14,065
	Quest Diagnostics Inc.	79,786	14,038
*	Twilio Inc. Class A	104,073	14,037
	BWX Technologies Inc.	65,582	14,009
*	Dollar Tree Inc.	141,261	14,002
*	Trimble Inc.	174,833	13,943
*	Affirm Holdings Inc.	192,697	13,851
	HEICO Corp.	43,557	13,841
	Global Payments Inc.	175,506	13,647
	Casey's General Stores Inc.	26,572	13,636
	Constellation Brands Inc. Class A	103,767	13,633
	Smurfit WestRock plc	367,554	13,570
*	Gartner Inc.	54,556	13,548
	nVent Electric plc	117,943	13,487
	Jacobs Solutions Inc.	86,020	13,403
	Principal Financial Group Inc.	158,940	13,357
*	GoDaddy Inc. Class A	99,814	13,288
	Las Vegas Sands Corp.	222,162	13,185
*	Nutanix Inc. Class A	183,886	13,100
	Credicorp Ltd.	50,162	13,092
	Amcor plc	1,653,473	13,062
	Texas Pacific Land Corp.	13,814	13,032
	SS&C Technologies Holdings Inc.	153,133	13,004
*	Lululemon Athletica Inc.	76,229	13,000
*	Talen Energy Corp.	32,503	12,994
*	Corpay Inc.	49,754	12,953
	Coterra Energy Inc.	546,203	12,923
*	Tenet Healthcare Corp.	62,341	12,873
	AECOM	95,544	12,836
	CH Robinson Worldwide Inc.	82,979	12,778
	Genuine Parts Co.	100,002	12,731
*	Aptiv plc	156,708	12,709
	Pentair plc	118,866	12,641
	FTAI Aviation Ltd.	73,048	12,630
	Evergy Inc.	164,415	12,629
	Packaging Corp. of America	63,948	12,518
	Dow Inc.	522,999	12,474
	Fortive Corp.	247,333	12,451
	First Citizens BancShares Inc. Class A	6,818	12,442
	Invitation Homes Inc.	441,455	12,427
*	Centene Corp.	351,324	12,426
	Snap-on Inc.	37,016	12,421
*	Burlington Stores Inc.	45,381	12,416
	Alliant Energy Corp.	184,836	12,351
*	US Foods Holding Corp.	169,902	12,338
	Weyerhaeuser Co.	527,139	12,124
	TechnipFMC plc	293,206	12,124
*	IonQ Inc.	194,304	12,121
*	XPO Inc.	83,998	12,085
	KeyCorp	684,111	12,034
*	Hologic Inc.	162,727	12,027

Total World Stock Index Fund
		Shares	Market Value• ($000)
	McCormick & Co. Inc.	187,351	12,020
	Expeditors International of Washington Inc.	98,519	12,009
	International Flavors & Fragrances Inc.	189,620	11,940
*	Toast Inc. Class A	328,637	11,877
	Somnigroup International Inc.	149,558	11,866
*	Check Point Software Technologies Ltd.	60,383	11,816
	Essex Property Trust Inc.	46,892	11,806
	Loews Corp.	117,907	11,739
	Sun Communities Inc.	92,659	11,731
	Lennox International Inc.	22,917	11,573
	Best Buy Co. Inc.	139,672	11,473
	TransUnion	140,967	11,444
	Fox Corp. Class B	195,033	11,392
*	Grab Holdings Ltd. Class A	1,891,156	11,366
	Rollins Inc.	196,525	11,322
*	Fabrinet	25,553	11,258
	Woodward Inc.	42,914	11,248
*	Okta Inc.	120,484	11,028
*	AST SpaceMobile Inc.	136,256	10,935
	Equitable Holdings Inc.	219,696	10,853
	Mid-America Apartment Communities Inc.	84,520	10,838
*	Docusign Inc.	147,769	10,808
	Reliance Inc.	38,243	10,801
*	Dynatrace Inc.	212,969	10,770
*	Kratos Defense & Security Solutions Inc.	118,733	10,757
*	Incyte Corp.	114,941	10,745
*	Performance Food Group Co.	110,886	10,727
*	DraftKings Inc. Class A	346,847	10,610
	Carpenter Technology Corp.	33,544	10,597
	ITT Inc.	57,247	10,595
	Gen Digital Inc. (XNGS)	400,507	10,557
*	F5 Inc.	41,661	10,542
	Omnicom Group Inc.	140,474	10,538
*	Jones Lang LaSalle Inc.	34,499	10,525
	Tyson Foods Inc. Class A	202,457	10,408
	Allegion plc	62,463	10,354
	Textron Inc.	128,082	10,350
	Fidelity National Financial Inc.	187,003	10,330
*	NEXTracker Inc. Class A	101,522	10,276
*	Cooper Cos. Inc.	146,951	10,273
	Royalty Pharma plc Class A	273,372	10,262
	Carlyle Group Inc.	192,442	10,261
	WP Carey Inc.	155,353	10,253
	Dick's Sporting Goods Inc.	46,196	10,230
	RPM International Inc.	93,025	10,166
	Carlisle Cos. Inc.	31,143	10,123
	Avery Dennison Corp.	57,822	10,112
	East West Bancorp Inc.	99,513	10,111
*	Oklo Inc.	76,076	10,101
*	Neurocrine Biosciences Inc.	70,459	10,090
	Kimco Realty Corp.	486,896	10,059
	Clorox Co.	89,398	10,054
	Masco Corp.	154,621	10,013
*	Lumentum Holdings Inc.	49,413	9,960
	Entegris Inc.	108,584	9,943
*	Zebra Technologies Corp. Class A	36,927	9,943
*	RBC Bearings Inc.	23,094	9,896
*	API Group Corp.	267,618	9,854
*	Roku Inc.	92,741	9,843
*	ATI Inc.	99,272	9,825
	JB Hunt Transport Services Inc.	57,508	9,711
	Toll Brothers Inc.	71,805	9,690
	Everest Group Ltd.	30,713	9,660
	CF Industries Holdings Inc.	115,767	9,642
*	ICON plc	55,678	9,567
	Graco Inc.	116,664	9,540
	TKO Group Holdings Inc.	50,596	9,532
	Watsco Inc.	25,648	9,439
	Ball Corp.	200,617	9,429
	IDEX Corp.	54,883	9,410

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Zillow Group Inc. Class C	125,241	9,391
	Annaly Capital Management Inc.	443,001	9,378
	Nordson Corp.	40,280	9,343
*	Medpace Holdings Inc.	15,890	9,294
	Lincoln Electric Holdings Inc.	39,614	9,287
	Domino's Pizza Inc.	23,224	9,254
	WESCO International Inc.	35,420	9,193
	HEICO Corp. Class A	36,931	9,149
*	Builders FirstSource Inc.	78,687	9,141
	Bunge Global SA	95,413	9,026
	Healthpeak Properties Inc.	502,688	9,023
*	MasTec Inc.	44,180	9,020
	Unum Group	122,226	8,974
	Huntington Ingalls Industries Inc.	27,856	8,970
	Royal Gold Inc.	51,298	8,966
	TD SYNNEX Corp.	56,602	8,858
*	TopBuild Corp.	20,902	8,831
	Viatris Inc.	851,815	8,825
	Ralph Lauren Corp.	27,556	8,809
	Stifel Financial Corp.	73,598	8,716
	Tradeweb Markets Inc. Class A	82,377	8,682
*	Unity Software Inc.	228,896	8,675
	Reinsurance Group of America Inc.	47,534	8,673
*	Deckers Outdoor Corp.	106,280	8,662
	Regency Centers Corp.	125,302	8,640
	LyondellBasell Industries NV Class A	185,928	8,631
*	BJ's Wholesale Club Holdings Inc.	97,570	8,612
*	CACI International Inc. Class A	15,248	8,573
	Equity LifeStyle Properties Inc.	140,423	8,573
*	Exact Sciences Corp.	131,699	8,520
	Skyworks Solutions Inc.	109,403	8,503
	RenaissanceRe Holdings Ltd.	33,358	8,476
	Universal Health Services Inc. Class B	39,010	8,466
	Gaming & Leisure Properties Inc.	187,803	8,387
	Omega Healthcare Investors Inc.	199,081	8,367
*	AeroVironment Inc.	22,437	8,300
	Albemarle Corp.	83,735	8,225
	Encompass Health Corp.	72,099	8,208
	Service Corp. International	98,259	8,206
	BXP Inc.	115,259	8,205
	Revvity Inc.	87,352	8,175
	UDR Inc.	242,265	8,162
	Acuity Inc.	22,272	8,130
*	Ionis Pharmaceuticals Inc.	109,337	8,124
	DTE Midstream LLC	73,723	8,072
	Mueller Industries Inc.	76,199	8,067
	Host Hotels & Resorts Inc.	501,854	8,040
	Southern Copper Corp.	57,543	7,987
	Owens Corning	62,651	7,976
*	Akamai Technologies Inc.	105,685	7,937
	Evercore Inc. Class A	26,938	7,935
*	Manhattan Associates Inc.	43,567	7,932
	Crown Holdings Inc.	81,591	7,929
	Assurant Inc.	37,383	7,915
*	Sterling Infrastructure Inc.	20,903	7,899
*	Rambus Inc.	76,642	7,882
	J M Smucker Co.	76,075	7,878
	First Horizon Corp.	368,050	7,862
	Ally Financial Inc.	201,387	7,848
*	Guardant Health Inc.	83,915	7,806
*	Coeur Mining Inc.	452,462	7,769
	Jack Henry & Associates Inc.	51,973	7,741
	Globe Life Inc.	58,500	7,693
*	Dayforce Inc.	111,502	7,665
*	QXO Inc.	432,776	7,647
	Booz Allen Hamilton Holding Corp.	87,632	7,638
	Texas Roadhouse Inc.	46,511	7,608
	Essential Utilities Inc.	194,461	7,590
*	Elanco Animal Health Inc. (XNYS)	342,551	7,587
	American Homes 4 Rent Class A	240,027	7,585

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Lamar Advertising Co. Class A	63,953	7,584
*	BioMarin Pharmaceutical Inc.	141,300	7,569
*	Samsara Inc. Class A	187,955	7,550
	Stanley Black & Decker Inc.	111,126	7,525
*	Clean Harbors Inc.	35,636	7,502
*	Viking Holdings Ltd.	122,309	7,442
*	Exelixis Inc.	192,320	7,437
	Pinnacle West Capital Corp.	84,019	7,437
*	Rivian Automotive Inc. Class A	544,854	7,394
	Camden Property Trust	74,249	7,386
	Advanced Drainage Systems Inc.	52,689	7,379
*	SPX Technologies Inc.	32,916	7,370
	Applied Industrial Technologies Inc.	28,536	7,336
	Rexford Industrial Realty Inc.	176,375	7,288
	Bio-Techne Corp.	116,347	7,280
	Hasbro Inc.	95,278	7,271
*	Duolingo Inc.	26,799	7,253
	Alexandria Real Estate Equities Inc.	124,396	7,242
*	Solventum Corp.	104,666	7,226
	Blue Owl Capital Inc.	456,533	7,200
	AGNC Investment Corp.	718,803	7,188
*	Norwegian Cruise Line Holdings Ltd.	320,499	7,186
*	Revolution Medicines Inc.	121,093	7,125
*	Generac Holdings Inc.	42,389	7,122
	News Corp. Class A	268,442	7,114
	Ensign Group Inc.	39,455	7,106
	MKS Inc.	49,367	7,095
	Ovintiv Inc. (XNYS)	188,707	7,078
	Newmont Corp. GDR	87,061	7,076
	Houlihan Lokey Inc.	39,495	7,073
	Baxter International Inc.	382,517	7,065
	Webster Financial Corp.	123,747	7,059
	EastGroup Properties Inc.	40,405	7,052
	FactSet Research Systems Inc.	26,421	7,049
*	Lattice Semiconductor Corp.	96,511	7,041
	Pool Corp.	26,293	7,022
*	Celsius Holdings Inc.	116,580	7,022
	Paycom Software Inc.	37,446	7,006
	AES Corp.	505,129	7,006
	Interpublic Group of Cos. Inc.	272,587	6,995
*	Wayfair Inc. Class A	67,536	6,991
*	Align Technology Inc.	50,494	6,962
	BorgWarner Inc. (XNYS)	162,030	6,961
	Comerica Inc.	90,737	6,941
	Aramark	183,186	6,939
	Wynn Resorts Ltd.	58,185	6,923
	Regal Rexnord Corp.	48,434	6,824
*	Bridgebio Pharma Inc.	108,906	6,822
	Donaldson Co. Inc.	80,977	6,822
*	Core & Main Inc. Class A	130,666	6,818
*	Lumen Technologies Inc.	658,672	6,771
	Delta Air Lines Inc.	117,343	6,733
*	Moderna Inc.	246,843	6,704
*	MACOM Technology Solutions Holdings Inc.	44,901	6,651
	Southstate Bank Corp.	74,883	6,638
	Alcoa Corp.	180,293	6,633
	Autoliv Inc.	56,608	6,612
	CNH Industrial NV	628,734	6,595
	Wintrust Financial Corp.	50,014	6,503
*	Frontier Communications Parent Inc.	171,382	6,471
	Amdocs Ltd.	76,656	6,459
	Primerica Inc.	24,847	6,457
	InterDigital Inc.	17,824	6,452
	Old Republic International Corp.	162,438	6,410
	New York Times Co. Class A	112,280	6,399
*	GameStop Corp. Class A	286,631	6,389
	Crane Co.	33,612	6,386
*	Antero Resources Corp.	206,511	6,383
	CubeSmart	169,429	6,382
*	Doximity Inc. Class A	96,543	6,372

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Monday.com Ltd.	30,912	6,344
	Mosaic Co.	229,701	6,305
	Kinsale Capital Group Inc.	15,711	6,276
	American Financial Group Inc.	47,622	6,271
	Permian Resources Corp.	498,525	6,261
*	EPAM Systems Inc.	38,270	6,259
	Federal Realty Investment Trust	65,042	6,256
	OGE Energy Corp.	141,593	6,250
*	Chart Industries Inc.	31,249	6,238
*	Rubrik Inc. Class A	82,615	6,218
	Western Alliance Bancorp	79,661	6,162
*	Charles River Laboratories International Inc.	34,175	6,154
	Flowserve Corp.	89,856	6,133
*	Hims & Hers Health Inc.	133,734	6,080
	Corebridge Financial Inc.	186,125	6,060
*	Penumbra Inc.	26,511	6,028
*	Five Below Inc.	38,286	6,021
	Brixmor Property Group Inc.	228,950	5,989
	HF Sinclair Corp.	116,075	5,989
	Invesco Ltd.	250,577	5,939
	Range Resources Corp.	166,801	5,930
	Jefferies Financial Group Inc.	111,325	5,881
*	Qorvo Inc.	61,795	5,866
	SEI Investments Co.	72,654	5,857
*	MP Materials Corp.	92,653	5,845
*	Procore Technologies Inc.	79,174	5,845
	Armstrong World Industries Inc.	30,662	5,839
*	Halozyme Therapeutics Inc.	89,389	5,827
*	Molina Healthcare Inc.	38,038	5,822
	Tetra Tech Inc.	181,953	5,819
	Columbia Banking System Inc.	217,062	5,817
	Valmont Industries Inc.	14,063	5,814
	UMB Financial Corp.	54,348	5,809
	Lamb Weston Holdings Inc.	94,056	5,806
*	On Holding AG Class A	156,279	5,806
	Match Group Inc.	177,719	5,747
	Conagra Brands Inc.	333,479	5,732
*	Lyft Inc. Class A	278,483	5,698
	LKQ Corp.	178,085	5,692
*	HealthEquity Inc.	60,046	5,679
	APA Corp.	250,735	5,679
	Lithia Motors Inc.	18,076	5,677
*	Modine Manufacturing Co.	36,987	5,667
	STAG Industrial Inc.	147,861	5,659
*	Jazz Pharmaceuticals plc	40,979	5,640
*	Sprouts Farmers Market Inc.	71,277	5,628
*	Elastic NV	63,030	5,624
	Bentley Systems Inc. Class B	110,603	5,622
*	Fluor Corp.	115,193	5,618
	Agree Realty Corp.	75,494	5,512
*	Roivant Sciences Ltd.	275,263	5,502
*	Repligen Corp.	36,904	5,501
*	Dycom Industries Inc.	19,108	5,499
*	Wix.com Ltd.	37,783	5,499
	Old National Bancorp	268,845	5,492
	Oshkosh Corp.	44,435	5,478
*	Avantor Inc.	460,575	5,444
*	QuantumScape Corp.	295,249	5,444
*	Saia Inc.	18,561	5,429
	XP Inc. Class A	296,440	5,401
*	United Airlines Holdings Inc.	57,403	5,398
	Knight-Swift Transportation Holdings Inc.	119,583	5,396
*	Planet Fitness Inc. Class A	59,383	5,385
	AptarGroup Inc.	46,317	5,373
*	Madrigal Pharmaceuticals Inc.	12,773	5,351
	Voya Financial Inc.	71,846	5,350
	Hecla Mining Co.	415,023	5,341
	Primoris Services Corp.	37,583	5,319
	Advanced Energy Industries Inc.	26,144	5,300
	A O Smith Corp.	80,312	5,300

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Tempus AI Inc.	58,821	5,285
	Popular Inc.	47,186	5,260
*	Ollie's Bargain Outlet Holdings Inc.	43,520	5,258
	Zions Bancorp NA	100,605	5,243
	Cadence Bank	138,926	5,243
	NNN REIT Inc.	129,495	5,239
*	JBS NV Class A	395,450	5,224
	Simpson Manufacturing Co. Inc.	29,531	5,212
	Cullen / Frost Bankers Inc.	41,989	5,171
	Toro Co.	68,942	5,152
*	Avidity Biosciences Inc.	73,754	5,152
	Molson Coors Beverage Co. Class B	117,792	5,150
	CareTrust REIT Inc.	148,479	5,145
	Watts Water Technologies Inc. Class A	18,843	5,137
*	Cytokinetics Inc.	80,708	5,132
*	Solstice Advanced Materials Inc.	112,788	5,083
	Eagle Materials Inc.	23,917	5,078
	Albertsons Cos. Inc. Class A	286,458	5,067
	Eastman Chemical Co.	85,026	5,061
*	Chewy Inc. Class A	149,887	5,054
	Ingredion Inc.	43,603	5,032
	TPG Inc.	91,429	5,032
	Lincoln National Corp.	119,745	5,029
	UGI Corp.	149,167	4,987
	IDACORP Inc.	38,578	4,977
	American Healthcare REIT Inc.	109,732	4,973
	Axis Capital Holdings Ltd.	52,869	4,952
	First Industrial Realty Trust Inc.	89,521	4,949
	OneMain Holdings Inc.	83,575	4,947
*	SharkNinja Inc.	57,515	4,918
	National Fuel Gas Co.	62,228	4,910
*	Sanmina Corp.	35,778	4,903
*	Floor & Decor Holdings Inc. Class A	78,450	4,902
	Jackson Financial Inc. Class A	48,446	4,884
*	Riot Platforms Inc.	246,879	4,883
	Zurn Elkay Water Solutions Corp.	103,463	4,874
	Federal Signal Corp.	41,195	4,862
*	Cleveland-Cliffs Inc.	390,529	4,854
	Cognex Corp.	116,744	4,832
	Allison Transmission Holdings Inc.	58,431	4,823
*	Corcept Therapeutics Inc.	65,490	4,812
*	MARA Holdings Inc.	262,937	4,804
*	Cirrus Logic Inc.	36,137	4,794
*	Mirion Technologies Inc.	162,860	4,783
	Coca-Cola Consolidated Inc.	36,648	4,778
*	e.l.f. Beauty Inc.	39,079	4,773
	Ryder System Inc.	28,150	4,764
*	Merus NV	49,988	4,742
	Esab Corp.	40,551	4,737
*	TTM Technologies Inc.	70,261	4,722
	Franklin Resources Inc.	208,104	4,705
*	CarMax Inc.	112,202	4,702
	Vornado Realty Trust	123,899	4,701
	Fox Corp. Class A	72,549	4,690
	H&R Block Inc.	94,075	4,679
*	Henry Schein Inc.	73,998	4,677
*	Kyndryl Holdings Inc.	161,336	4,666
*	MGM Resorts International	145,358	4,656
*	Onto Innovation Inc.	34,459	4,651
	Affiliated Managers Group Inc.	19,541	4,650
	AAON Inc.	47,199	4,644
*	Globus Medical Inc. Class A	76,703	4,632
	Air Lease Corp.	72,358	4,621
	Commerce Bancshares Inc.	87,777	4,620
*	Dutch Bros Inc. Class A	83,037	4,612
	Pinnacle Financial Partners Inc.	54,045	4,605
	Universal Display Corp.	31,109	4,582
	Murphy USA Inc.	12,783	4,579
	MGIC Investment Corp.	166,083	4,554
	Commercial Metals Co.	76,668	4,551

Total World Stock Index Fund
		Shares	Market Value• ($000)
	JBT Marel Corp.	35,918	4,529
*	Axalta Coating Systems Ltd.	158,638	4,516
*	Gitlab Inc. Class A	92,573	4,513
*	UiPath Inc. Class A	284,501	4,512
*	Maplebear Inc.	122,333	4,509
*	Confluent Inc. Class A	191,549	4,476
	FNB Corp.	284,556	4,473
*,1	SoundHound AI Inc. Class A	253,411	4,465
	Churchill Downs Inc.	44,919	4,456
*	GXO Logistics Inc.	79,183	4,451
*	Life360 Inc.	44,844	4,427
	AGCO Corp.	42,816	4,417
*	Bright Horizons Family Solutions Inc.	40,421	4,415
	Synovus Financial Corp.	98,164	4,382
*	Masimo Corp.	31,144	4,380
	FirstCash Holdings Inc.	27,628	4,379
*	Paylocity Holding Corp.	30,991	4,378
	Viper Energy Inc. Class A	116,371	4,371
	Hormel Foods Corp.	202,429	4,370
*	Commvault Systems Inc.	31,334	4,362
	Starwood Property Trust Inc.	237,453	4,317
*	Middleby Corp.	34,689	4,309
*	Sitime Corp.	14,854	4,302
	Element Solutions Inc.	160,976	4,301
*	ExlService Holdings Inc.	109,740	4,291
	Wingstop Inc.	19,810	4,291
*	Etsy Inc.	69,180	4,289
	NOV Inc.	293,413	4,284
	Prosperity Bancshares Inc.	64,919	4,273
*	Bio-Rad Laboratories Inc. Class A	13,364	4,270
	Hanover Insurance Group Inc.	24,923	4,259
	Genpact Ltd.	111,535	4,255
	Littelfuse Inc.	17,453	4,246
*	Archer Aviation Inc. Class A	378,231	4,244
*,1	Core Scientific Inc.	196,860	4,240
	Chemed Corp.	9,777	4,217
	Fortune Brands Innovations Inc.	82,577	4,195
*	Light & Wonder Inc.	57,578	4,186
*	Mattel Inc.	227,288	4,178
*	Resideo Technologies Inc.	96,835	4,145
	First American Financial Corp.	66,251	4,141
*	Semtech Corp.	60,460	4,103
*	iRhythm Technologies Inc.	21,899	4,102
	Essential Properties Realty Trust Inc.	137,241	4,101
*	MakeMyTrip Ltd.	51,232	4,099
*	Boot Barn Holdings Inc.	21,609	4,098
	Terreno Realty Corp.	71,626	4,092
	Ryan Specialty Holdings Inc.	74,608	4,089
	United Bankshares Inc.	113,966	4,079
*	Taylor Morrison Home Corp.	68,678	4,071
	Portland General Electric Co.	88,881	4,060
	Campbell's Co.	134,107	4,041
*	Mohawk Industries Inc.	35,517	4,036
	Installed Building Products Inc.	16,245	4,032
	MarketAxess Holdings Inc.	25,173	4,029
	Chord Energy Corp.	44,385	4,027
*	Arrow Electronics Inc.	36,030	4,019
	Hexcel Corp.	56,145	4,009
	Home BancShares Inc.	150,044	4,008
*	Kirby Corp.	38,725	4,007
	Moog Inc. Class A	19,542	4,003
	Healthcare Realty Trust Inc.	224,946	3,986
*	SiteOne Landscape Supply Inc.	30,671	3,980
	Essent Group Ltd.	65,569	3,972
*	Gates Industrial Corp. plc	179,841	3,971
	Rithm Capital Corp.	361,589	3,967
	Antero Midstream Corp.	228,843	3,948
	ESCO Technologies Inc.	17,885	3,925
*	AutoNation Inc.	19,586	3,915
*	Casella Waste Systems Inc. Class A	44,176	3,913

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Wyndham Hotels & Resorts Inc.	53,251	3,910
	Vontier Corp.	101,565	3,910
*,1	NuScale Power Corp.	87,071	3,907
	Nexstar Media Group Inc.	19,903	3,896
	MSA Safety Inc.	24,656	3,872
	TXNM Energy Inc.	68,024	3,864
	KBR Inc.	90,099	3,860
	Lear Corp.	36,826	3,854
*	Aurora Innovation Inc.	734,202	3,847
	Primo Brands Corp.	175,044	3,846
	Piper Sandler Cos.	12,024	3,839
	Pegasystems Inc.	60,246	3,835
	SLM Corp.	142,840	3,835
	UFP Industries Inc.	41,583	3,831
	Louisiana-Pacific Corp.	43,929	3,827
*	Appfolio Inc. Class A	15,019	3,821
*	Cava Group Inc.	71,058	3,818
	Ormat Technologies Inc. (XNYS)	35,767	3,805
	GATX Corp.	24,129	3,785
	Hyatt Hotels Corp. Class A	27,545	3,785
*	Axsome Therapeutics Inc.	28,003	3,780
*	Dropbox Inc. Class A	130,024	3,771
*	Construction Partners Inc. Class A	32,829	3,754
	Teleflex Inc.	30,151	3,753
*,1	CRISPR Therapeutics AG	58,576	3,748
	Gentex Corp.	159,565	3,742
*	FTI Consulting Inc.	22,585	3,727
	Janus Henderson Group plc	85,520	3,725
*	Liberty Broadband Corp. Class C	68,943	3,710
*	SentinelOne Inc. Class A	207,535	3,704
*	Vaxcyte Inc.	81,679	3,698
	Macy's Inc.	189,555	3,694
	Ryman Hospitality Properties Inc.	42,387	3,684
*	PTC Therapeutics Inc.	53,908	3,682
	Badger Meter Inc.	20,339	3,670
	Gap Inc.	160,593	3,670
*	Post Holdings Inc.	35,279	3,667
*	Trex Co. Inc.	75,858	3,665
	Weatherford International plc	49,520	3,649
*	RadNet Inc.	47,887	3,639
*	Impinj Inc.	17,993	3,637
	Bath & Body Works Inc.	148,574	3,637
	Phillips Edison & Co. Inc.	107,242	3,629
	Glacier Bancorp Inc.	88,682	3,623
	Thor Industries Inc.	34,722	3,623
	Valley National Bancorp	332,834	3,618
*	Grand Canyon Education Inc.	19,189	3,613
	Hancock Whitney Corp.	63,102	3,604
	Vail Resorts Inc.	24,235	3,595
*	Arrowhead Pharmaceuticals Inc.	84,612	3,587
*	Merit Medical Systems Inc.	40,727	3,565
*	Alkermes plc	114,943	3,529
	Arcosa Inc.	34,496	3,519
	Morningstar Inc.	16,572	3,518
	Landstar System Inc.	27,371	3,515
	Ralliant Corp.	80,009	3,514
*	TG Therapeutics Inc.	100,803	3,506
*	ACI Worldwide Inc.	73,459	3,499
*	Darling Ingredients Inc.	109,167	3,499
	EnerSys	27,702	3,495
	Kite Realty Group Trust	156,917	3,474
*	Frontdoor Inc.	52,231	3,470
	Timken Co.	44,184	3,469
	Brunswick Corp.	52,401	3,464
*	Cleanspark Inc.	194,049	3,454
	VF Corp.	245,948	3,453
*	Krystal Biotech Inc.	17,332	3,423
	Southwest Gas Holdings Inc.	43,060	3,423
	Magnolia Oil & Gas Corp. Class A	152,009	3,414
	Balchem Corp.	22,191	3,404

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Associated Banc-Corp.	137,234	3,399
*	Glaukos Corp.	38,551	3,395
	Spire Inc.	39,298	3,395
*	WEX Inc.	23,271	3,395
*	StoneCo. Ltd. Class A	178,381	3,391
	Group 1 Automotive Inc.	8,514	3,385
	Maximus Inc.	40,577	3,373
	Enpro Inc.	14,488	3,361
	Sealed Air Corp.	100,282	3,360
	Kilroy Realty Corp.	79,493	3,359
	Moelis & Co. Class A	52,932	3,352
	RLI Corp.	56,339	3,322
	Matador Resources Co.	83,932	3,312
	Black Hills Corp.	52,041	3,301
*	Brinker International Inc.	30,316	3,294
*	CCC Intelligent Solutions Holdings Inc.	377,346	3,290
	Sensata Technologies Holding plc	103,209	3,285
*	BILL Holdings Inc.	66,060	3,281
	Belden Inc.	26,904	3,278
	Graphic Packaging Holding Co.	205,015	3,278
	Brink's Co.	29,472	3,276
	Meritage Homes Corp.	48,463	3,274
	Ameris Bancorp	45,650	3,269
	White Mountains Insurance Group Ltd.	1,712	3,261
*	Novanta Inc.	25,560	3,246
	Sonoco Products Co.	79,975	3,245
	Herc Holdings Inc.	22,794	3,238
	CNO Financial Group Inc.	80,876	3,237
	Selective Insurance Group Inc.	42,915	3,233
*	Viasat Inc.	81,202	3,233
*	Everus Construction Group Inc.	35,529	3,229
*	Amer Sports Inc.	103,343	3,227
	Bank OZK	71,516	3,217
	NewMarket Corp.	4,189	3,217
*	Shift4 Payments Inc. Class A	46,442	3,209
*	Clearwater Analytics Holdings Inc. Class A	173,373	3,192
*	Itron Inc.	31,662	3,177
*	Asbury Automotive Group Inc.	13,540	3,176
	ONE Gas Inc.	39,528	3,170
*	Crocs Inc.	38,784	3,168
	ADT Inc.	356,442	3,151
	Hamilton Lane Inc. Class A	27,635	3,149
*	CNX Resources Corp.	93,486	3,147
	Science Applications International Corp.	33,355	3,126
	Radian Group Inc.	92,041	3,124
	Granite Construction Inc.	30,306	3,119
	Boyd Gaming Corp.	40,038	3,118
	Northwestern Energy Group Inc.	52,232	3,117
*	JFrog Ltd.	65,655	3,117
*	Qualys Inc.	25,268	3,115
	Atlantic Union Bankshares Corp.	95,723	3,113
	Cousins Properties Inc.	119,904	3,109
*	Box Inc. Class A	96,846	3,108
	Lazard Inc.	63,527	3,100
*	OSI Systems Inc.	11,101	3,091
*	DaVita Inc.	25,956	3,089
	Kontoor Brands Inc.	38,048	3,079
*	TransMedics Group Inc.	23,406	3,079
	Celanese Corp.	79,949	3,073
*	Parsons Corp.	36,949	3,072
*	FormFactor Inc.	55,196	3,033
	Macerich Co.	176,845	3,033
*	Sunrun Inc.	146,053	3,032
*	Nuvalent Inc. Class A	30,437	3,023
*	Workiva Inc.	35,241	2,996
*	Spirit AeroSystems Holdings Inc. Class A	81,542	2,992
	New Jersey Resources Corp.	67,477	2,989
*	Silicon Laboratories Inc.	22,702	2,976
*	Viking Therapeutics Inc.	78,102	2,974
	News Corp. Class B	96,871	2,952

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Crinetics Pharmaceuticals Inc.	67,704	2,945
	Sirius XM Holdings Inc.	134,369	2,914
	Southwest Airlines Co.	96,149	2,913
*	StoneX Group Inc.	31,666	2,911
	Avnet Inc.	60,050	2,909
*	Caesars Entertainment Inc.	144,735	2,909
	Core Natural Resources Inc.	36,797	2,907
	StepStone Group Inc. Class A	47,704	2,904
*	Axos Financial Inc.	37,138	2,896
	Sabra Health Care REIT Inc.	162,437	2,895
*	Option Care Health Inc.	110,864	2,886
*	Waystar Holding Corp.	80,208	2,875
*	StandardAero Inc.	98,681	2,851
*	Liberty Media Corp.-Liberty Live Class C	31,505	2,848
	Archrock Inc.	112,608	2,846
*	Valvoline Inc.	86,134	2,843
*	Mercury Systems Inc.	36,543	2,829
	Golar LNG Ltd.	68,922	2,829
	Franklin Electric Co. Inc.	29,810	2,825
	First Financial Bankshares Inc.	90,858	2,807
	PVH Corp.	35,823	2,806
*	Viavi Solutions Inc.	157,481	2,787
*	Lantheus Holdings Inc.	48,153	2,778
	Dolby Laboratories Inc. Class A	41,768	2,770
*	Calix Inc.	40,446	2,767
	KB Home	44,279	2,764
	United Community Banks Inc.	94,650	2,764
	Brown-Forman Corp. Class B	101,435	2,762
	Mueller Water Products Inc. Class A	107,360	2,755
*	Upstart Holdings Inc.	57,965	2,754
	Cal-Maine Foods Inc.	31,265	2,745
*	Texas Capital Bancshares Inc.	32,720	2,743
	Bruker Corp.	70,360	2,740
	ALLETE Inc.	40,664	2,738
*	Enphase Energy Inc.	89,661	2,736
	Signet Jewelers Ltd.	27,678	2,736
*	Global-e Online Ltd.	75,075	2,735
*	Varonis Systems Inc.	77,389	2,726
	CSW Industrials Inc.	10,842	2,715
	Millrose Properties Inc.	84,097	2,709
	MDU Resources Group Inc.	140,810	2,701
	Murphy Oil Corp.	95,024	2,689
*	Champion Homes Inc.	39,410	2,689
	Avista Corp.	70,527	2,684
*	Cavco Industries Inc.	5,064	2,683
*	Q2 Holdings Inc.	43,439	2,683
	Telephone & Data Systems Inc.	68,760	2,669
*	Akero Therapeutics Inc.	49,187	2,666
	Whirlpool Corp.	37,165	2,662
*	Urban Outfitters Inc.	41,101	2,656
*	Shake Shack Inc. Class A	27,420	2,646
	Sensient Technologies Corp.	27,903	2,631
	PennyMac Financial Services Inc.	20,863	2,625
*	Allegro MicroSystems Inc.	87,524	2,619
	Amkor Technology Inc.	81,106	2,618
	WillScot Holdings Corp.	119,737	2,604
*	GLOBALFOUNDRIES Inc.	72,819	2,592
*	Joby Aviation Inc.	149,154	2,586
	MSC Industrial Direct Co. Inc. Class A	30,311	2,574
	First Hawaiian Inc.	104,887	2,573
*	Cushman & Wakefield plc	163,491	2,567
*	BellRing Brands Inc.	85,205	2,567
	Assured Guaranty Ltd.	31,836	2,565
*	Ligand Pharmaceuticals Inc.	13,393	2,562
	SL Green Realty Corp.	49,667	2,550
*	Amentum Holdings Inc.	113,720	2,548
	Americold Realty Trust Inc.	197,512	2,546
*	Dorman Products Inc.	18,979	2,546
*	Laureate Education Inc.	87,604	2,543
	PJT Partners Inc. Class A	15,751	2,538

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	Madison Square Garden Sports Corp.	11,794	2,529
	Travel & Leisure Co.	40,269	2,528
	Independence Realty Trust Inc.	158,452	2,524
	EPR Properties	51,461	2,523
*	ADMA Biologics Inc.	162,992	2,523
*	Verra Mobility Corp.	108,153	2,510
	Tanger Inc.	76,936	2,505
*	Plexus Corp.	17,878	2,501
	Polaris Inc.	37,772	2,497
*	IES Holdings Inc.	6,362	2,493
	Silgan Holdings Inc.	64,261	2,482
*	Valaris Ltd.	44,152	2,478
*	Indivior plc	84,193	2,473
	International Bancshares Corp.	37,246	2,472
	American States Water Co.	34,647	2,471
	Cabot Corp.	36,569	2,468
*	Envista Holdings Corp.	120,565	2,453
	Exponent Inc.	34,629	2,452
	ServisFirst Bancshares Inc.	34,760	2,443
	Broadstone Net Lease Inc.	135,645	2,431
	Flagstar Bank NA	212,715	2,429
	Noble Corp. plc	82,677	2,427
*	Adtalem Global Education Inc.	24,692	2,420
*	Genworth Financial Inc.	285,764	2,412
*	Ambarella Inc.	28,203	2,404
	U-Haul Holding Co.	49,517	2,401
*	Oscar Health Inc. Class A	133,347	2,400
*	Zeta Global Holdings Corp. Class A	132,606	2,386
	Peabody Energy Corp.	86,847	2,381
*	ZoomInfo Technologies Inc.	211,023	2,368
	Rayonier Inc.	107,272	2,367
	Kadant Inc.	8,521	2,357
*	Brighthouse Financial Inc.	41,289	2,356
*	Hayward Holdings Inc.	138,802	2,355
*	Lemonade Inc.	38,855	2,334
*	Life Time Group Holdings Inc.	94,347	2,333
	Warrior Met Coal Inc.	34,365	2,331
*	Tenable Holdings Inc.	80,177	2,327
	Ubiquiti Inc.	2,934	2,310
	National Health Investors Inc.	30,870	2,300
	Patrick Industries Inc.	22,035	2,300
*	Knife River Corp.	37,801	2,285
	HB Fuller Co.	39,804	2,284
*	Abercrombie & Fitch Co. Class A	31,474	2,283
*	Euronet Worldwide Inc.	30,058	2,280
*	Loar Holdings Inc.	28,766	2,276
*	Agilysys Inc.	18,123	2,274
	BGC Group Inc. Class A	247,542	2,263
*	M/I Homes Inc.	18,039	2,258
*	Transocean Ltd. (XNYS)	587,486	2,256
	Academy Sports & Outdoors Inc.	47,042	2,253
*	Kymera Therapeutics Inc.	36,348	2,248
	Korn Ferry	34,444	2,229
	COPT Defense Properties	78,670	2,216
*	Arcellx Inc.	24,443	2,206
	TEGNA Inc.	111,343	2,190
	Graham Holdings Co. Class B	2,160	2,186
	Crane NXT Co.	34,549	2,185
	HA Sustainable Infrastructure Capital Inc.	78,803	2,184
	Eastern Bankshares Inc.	124,584	2,184
*	SPS Commerce Inc.	26,512	2,180
	Fulton Financial Corp.	124,882	2,169
	Independent Bank Corp. (XNGS)	32,241	2,169
	Visteon Corp.	20,238	2,169
	Marzetti Co.	13,823	2,167
	First BanCorp (XNYS)	110,779	2,159
	PotlatchDeltic Corp.	53,946	2,158
*	Sportradar Group AG Class A	83,919	2,149
*	Liberty Global Ltd. Class C	191,695	2,137
*	Palomar Holdings Inc.	18,733	2,136

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	AAR Corp.	25,288	2,129
	Renasant Corp.	63,178	2,125
*	Zillow Group Inc. Class A	29,535	2,113
*	Prestige Consumer Healthcare Inc.	34,672	2,101
	BankUnited Inc.	52,222	2,093
*,1	Plug Power Inc.	777,114	2,090
	California Resources Corp.	44,223	2,086
	MGE Energy Inc.	25,064	2,077
	Liberty Energy Inc.	114,291	2,070
*	Sotera Health Co.	124,328	2,064
	Otter Tail Corp.	26,721	2,063
*	BlackLine Inc.	35,997	2,061
	Avient Corp.	64,015	2,053
*	Ultragenyx Pharmaceutical Inc.	59,164	2,047
	Cathay General Bancorp	45,013	2,046
*	ICU Medical Inc.	17,035	2,046
	Cactus Inc. Class A	46,108	2,037
	Highwoods Properties Inc.	70,999	2,033
*	Supernus Pharmaceuticals Inc.	36,885	2,033
	Western Union Co.	217,868	2,033
	AZZ Inc.	20,346	2,032
*	nCino Inc.	75,851	2,024
	LXP Industrial Trust	212,221	2,014
*	Stride Inc.	29,544	2,010
	Lineage Inc.	50,988	2,009
*	Xenon Pharmaceuticals Inc.	47,898	2,008
	Bread Financial Holdings Inc.	32,005	2,005
	Chesapeake Utilities Corp.	15,710	2,000
*	Insight Enterprises Inc.	19,998	2,000
	Perrigo Co. plc	95,841	1,988
	Advance Auto Parts Inc.	42,117	1,985
*	Tri Pointe Homes Inc.	62,323	1,985
*	OPENLANE Inc.	75,045	1,983
*	NMI Holdings Inc.	54,345	1,980
*	DigitalOcean Holdings Inc.	48,663	1,979
	Harley-Davidson Inc.	73,291	1,977
	WSFS Financial Corp.	37,928	1,976
*	Privia Health Group Inc.	81,087	1,970
*,1	Freedom Holding Corp.	12,805	1,968
	Terex Corp.	42,688	1,964
*	Globant SA	31,835	1,960
	PriceSmart Inc.	17,013	1,955
	Standex International Corp.	8,384	1,955
*	Globalstar Inc.	35,933	1,955
	Virtu Financial Inc. Class A	56,062	1,953
	Community Financial System Inc.	35,175	1,951
	Leonardo DRS Inc.	53,271	1,948
	Rush Enterprises Inc. Class A	39,411	1,947
*	Huron Consulting Group Inc.	11,804	1,941
	American Eagle Outfitters Inc.	116,094	1,940
	California Water Service Group	43,627	1,936
	Blackstone Mortgage Trust Inc. Class A	104,472	1,931
*	LivaNova plc	36,649	1,929
*	Peloton Interactive Inc. Class A	265,135	1,925
	Penske Automotive Group Inc.	12,014	1,923
	PBF Energy Inc. Class A	56,165	1,919
	Cinemark Holdings Inc.	70,943	1,916
	Kemper Corp.	42,483	1,911
*	NCR Atleos Corp.	51,769	1,910
*	RXO Inc.	107,492	1,906
	Newmark Group Inc. Class A	106,633	1,901
	Dana Inc.	93,428	1,897
*	YETI Holdings Inc.	55,804	1,897
	Scorpio Tankers Inc.	30,715	1,895
	WesBanco Inc.	62,886	1,893
	Victory Capital Holdings Inc. Class A	30,390	1,892
*	Cargurus Inc.	53,606	1,883
	First Interstate BancSystem Inc. Class A	60,107	1,878
	Premier Inc. Class A	66,142	1,860
	Griffon Corp.	25,091	1,857

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	DXC Technology Co.	129,810	1,843
*	CBIZ Inc.	33,428	1,839
	Walker & Dunlop Inc.	22,975	1,836
*	Synaptics Inc.	25,795	1,830
	Urban Edge Properties	95,105	1,829
*	Atlanta Braves Holdings Inc. Class C	44,861	1,827
*	Informatica Inc. Class A	73,329	1,824
*	Veracyte Inc.	50,451	1,820
*	ACADIA Pharmaceuticals Inc.	80,048	1,817
*	Remitly Global Inc.	113,222	1,816
	Civitas Resources Inc.	62,368	1,798
	Helmerich & Payne Inc.	68,206	1,791
*	RH	10,339	1,783
*	Tidewater Inc.	35,220	1,782
	Bank of Hawaii Corp.	27,311	1,773
	DENTSPLY SIRONA Inc.	140,052	1,766
	Boise Cascade Co.	25,040	1,765
*	Magnite Inc.	98,577	1,763
*	Haemonetics Corp.	35,144	1,758
	Robert Half Inc.	66,646	1,745
	McGrath RentCorp.	16,237	1,744
*	Victoria's Secret & Co.	49,231	1,735
	Olin Corp.	83,613	1,731
	Clear Secure Inc. Class A	56,797	1,731
	CVB Financial Corp.	94,059	1,728
	Medical Properties Trust Inc.	333,975	1,727
*	Capri Holdings Ltd.	83,184	1,726
*	Diodes Inc.	32,325	1,725
*	Extreme Networks Inc.	90,357	1,719
*	Axcelis Technologies Inc.	21,474	1,708
*	Trump Media & Technology Group Corp.	111,309	1,706
	First Financial Bancorp	72,788	1,704
	Red Rock Resorts Inc. Class A	31,867	1,699
*	Beam Therapeutics Inc.	67,901	1,698
	Seacoast Banking Corp. of Florida	56,010	1,697
	WD-40 Co.	8,714	1,693
	LCI Industries	16,348	1,692
*	Alignment Healthcare Inc.	100,292	1,691
*	Agios Pharmaceuticals Inc.	39,017	1,687
	SM Energy Co.	80,554	1,683
	ABM Industries Inc.	39,082	1,681
	Scotts Miracle-Gro Co.	31,320	1,676
	WaFd Inc.	57,751	1,676
	Materion Corp.	14,580	1,671
*	Hanesbrands Inc.	252,290	1,668
	Artisan Partners Asset Management Inc. Class A	38,111	1,664
	Simmons First National Corp. Class A	95,256	1,656
*	Apellis Pharmaceuticals Inc.	76,896	1,651
	Acadia Realty Trust	86,400	1,648
	Trustmark Corp.	44,248	1,647
	BOK Financial Corp.	15,734	1,645
*	Hilton Grand Vacations Inc.	39,603	1,642
	Acushnet Holdings Corp.	21,196	1,639
	Clearway Energy Inc. Class C	51,283	1,637
	Steven Madden Ltd.	48,286	1,637
	Towne Bank	50,253	1,634
*	Penn Entertainment Inc.	99,029	1,630
	Provident Financial Services Inc.	88,784	1,624
	Outfront Media Inc.	91,726	1,623
*	Avis Budget Group Inc.	11,918	1,622
*	Alarm.com Holdings Inc.	32,769	1,613
*	Braze Inc. Class A	56,195	1,611
*	Blackbaud Inc.	25,030	1,603
*	Scholar Rock Holding Corp.	54,123	1,603
	Flowers Foods Inc.	134,019	1,599
	Curbline Properties Corp.	69,278	1,598
*	Constellium SE	101,546	1,597
	Choice Hotels International Inc.	17,064	1,586
*	American Airlines Group Inc.	120,516	1,582
*,1	Lucid Group Inc.	89,081	1,581

Total World Stock Index Fund
		Shares	Market Value• ($000)
*,1	Summit Therapeutics Inc. (XNMS)	83,462	1,578
*	RingCentral Inc. Class A	52,360	1,577
	Apple Hospitality REIT Inc.	140,842	1,576
*	Six Flags Entertainment Corp.	68,361	1,571
	Four Corners Property Trust Inc.	66,210	1,565
*	Amicus Therapeutics Inc.	172,932	1,562
*	Freshworks Inc. Class A	140,534	1,560
	Cheesecake Factory Inc.	31,290	1,558
	Park National Corp.	10,222	1,556
*	Freshpet Inc.	31,575	1,554
*	Integer Holdings Corp.	24,001	1,550
*	C3.ai Inc. Class A	88,158	1,550
	UniFirst Corp.	10,005	1,544
*	Howard Hughes Holdings Inc.	19,469	1,543
*	Karman Holdings Inc.	18,317	1,543
*	IAC Inc.	47,633	1,535
	Westlake Corp.	22,300	1,534
	Enerpac Tool Group Corp.	37,385	1,534
	BancFirst Corp.	14,078	1,533
*	Birkenstock Holding plc	38,239	1,526
	Trinity Industries Inc.	55,731	1,525
	Power Integrations Inc.	36,299	1,521
	Hub Group Inc. Class A	41,133	1,515
*	GEO Group Inc.	88,797	1,507
*	CorVel Corp.	20,351	1,505
	Delek US Holdings Inc.	39,650	1,497
*	Inspire Medical Systems Inc.	20,719	1,493
	Marriott Vacations Worldwide Corp.	22,631	1,493
*	Sarepta Therapeutics Inc.	61,837	1,485
	First Merchants Corp.	41,823	1,484
	Cogent Communications Holdings Inc.	35,905	1,481
*	Knowles Corp.	62,430	1,474
*	Alpha Metallurgical Resources Inc.	8,491	1,471
*,1	Recursion Pharmaceuticals Inc. Class A	266,538	1,471
	Atkore Inc.	21,192	1,468
*	Hawaiian Electric Industries Inc.	126,298	1,468
	Patterson-UTI Energy Inc.	232,647	1,459
	DigitalBridge Group Inc.	122,549	1,450
*	Oceaneering International Inc.	61,963	1,443
	Hillenbrand Inc.	45,481	1,437
*	Sonos Inc.	83,405	1,432
*	Yelp Inc.	43,355	1,430
*	Green Brick Partners Inc.	21,878	1,416
	CSG Systems International Inc.	18,080	1,415
	Ashland Inc.	28,923	1,414
	Vishay Intertechnology Inc.	83,112	1,411
	Banner Corp.	23,319	1,408
	Apollo Commercial Real Estate Finance Inc.	143,318	1,403
*	Adient plc	60,347	1,399
*	Credit Acceptance Corp.	3,122	1,397
	Beacon Financial Corp.	57,031	1,388
[1]	Arbor Realty Trust Inc.	137,415	1,387
*	Intapp Inc.	36,143	1,387
	Northern Oil & Gas Inc.	62,643	1,386
*	Denali Therapeutics Inc.	84,969	1,383
*	ASGN Inc.	30,879	1,382
*	IPG Photonics Corp.	16,159	1,375
*	TripAdvisor Inc.	84,767	1,361
[1]	ZIM Integrated Shipping Services Ltd.	87,917	1,352
*	Enovix Corp.	112,579	1,350
	Mercury General Corp.	17,372	1,343
*	SiriusPoint Ltd.	73,767	1,343
*	Gibraltar Industries Inc.	21,478	1,340
*	Vicor Corp.	14,734	1,337
	NBT Bancorp Inc.	32,981	1,335
	National Storage Affiliates Trust	45,836	1,333
	City Holding Co.	11,294	1,331
	Douglas Emmett Inc.	102,561	1,327
	Adeia Inc.	77,855	1,327
	Park Hotels & Resorts Inc.	128,615	1,323

Total World Stock Index Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	71,217	1,320
	Chemours Co.	98,522	1,319
	Phinia Inc.	25,363	1,317
	FMC Corp.	86,312	1,309
*	Teradata Corp.	62,786	1,309
*	Seadrill Ltd.	41,358	1,305
*	Acadia Healthcare Co. Inc.	60,508	1,301
*	Upwork Inc.	81,167	1,294
	EVERTEC Inc.	45,423	1,293
	Cohen & Steers Inc.	18,903	1,291
	St. Joe Co.	22,731	1,291
[1]	Star Bulk Carriers Corp.	68,611	1,291
	Innospec Inc.	17,505	1,288
*	Ingevity Corp.	23,899	1,284
	PagSeguro Digital Ltd. Class A	133,665	1,282
*	Liberty Media Corp.-Liberty Live Class A	14,501	1,272
	Organon & Co.	188,188	1,270
	Quaker Chemical Corp.	9,135	1,269
*	Omnicell Inc.	37,504	1,259
	Nelnet Inc. Class A	9,749	1,258
	Kulicke & Soffa Industries Inc.	31,492	1,257
*	Sphere Entertainment Co.	18,278	1,252
*	U-Haul Holding Co. (XNYS)	23,541	1,251
	Bank of NT Butterfield & Son Ltd.	27,051	1,251
*	QuidelOrtho Corp.	46,098	1,244
	Strategic Education Inc.	16,344	1,242
	Iridium Communications Inc.	64,421	1,234
	Dillard's Inc. Class A	2,055	1,233
	Horace Mann Educators Corp.	27,534	1,231
*	Madison Square Garden Entertainment Corp.	27,789	1,227
	TriNet Group Inc.	20,420	1,225
*	Twist Bioscience Corp.	37,256	1,225
	Buckle Inc.	22,200	1,217
	HNI Corp.	29,677	1,214
*	Liberty Broadband Corp. Class A	22,687	1,214
	Concentrix Corp.	30,034	1,211
*	Goodyear Tire & Rubber Co.	174,691	1,204
*	AtriCure Inc.	34,613	1,196
*	Five9 Inc.	48,798	1,185
*	Simply Good Foods Co.	60,532	1,185
*	Progress Software Corp.	27,658	1,179
	Super Group SGHC Ltd.	109,159	1,179
*	Marqeta Inc. Class A	259,878	1,177
*	Enovis Corp.	37,608	1,175
*	Boston Beer Co. Inc. Class A	5,658	1,171
	Stock Yards Bancorp Inc.	17,989	1,170
*	Flywire Corp.	87,737	1,169
*	O-I Glass Inc.	103,041	1,163
*	PROCEPT BioRobotics Corp.	34,076	1,160
*	NCR Voyix Corp.	101,250	1,155
	Century Communities Inc.	19,388	1,152
	Minerals Technologies Inc.	20,186	1,146
	ArcBest Corp.	15,400	1,145
	Northwest Bancshares Inc.	97,565	1,142
*	NetScout Systems Inc.	40,951	1,138
*	Masterbrand Inc.	90,006	1,137
	Sunstone Hotel Investors Inc.	128,281	1,135
	Papa John's International Inc.	22,301	1,133
	Albany International Corp. Class A	19,959	1,129
*	Biohaven Ltd.	65,147	1,121
	Worthington Enterprises Inc.	19,926	1,118
	ARMOUR Residential REIT Inc.	68,942	1,118
*	LiveRamp Holdings Inc.	40,830	1,116
	Benchmark Electronics Inc.	25,350	1,111
	Brightstar Lottery plc	66,417	1,106
*	Surgery Partners Inc.	50,336	1,104
	LTC Properties Inc.	31,456	1,103
	First Commonwealth Financial Corp.	71,480	1,093
	John Wiley & Sons Inc. Class A	29,537	1,089
*	10X Genomics Inc. Class A	79,555	1,085

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Tecnoglass Inc.	18,153	1,082
	Tennant Co.	13,482	1,079
	Northwest Natural Holding Co.	23,657	1,077
	World Kinect Corp.	41,572	1,075
*	DoubleVerify Holdings Inc.	94,392	1,074
	H2O America	23,006	1,064
	Insperity Inc.	24,074	1,062
*	Payoneer Global Inc.	183,485	1,062
*	Immunovant Inc.	42,942	1,060
*,1	Energy Fuels Inc.	51,599	1,060
	Interparfums Inc.	11,785	1,051
	Kennametal Inc.	47,559	1,044
*	Central Garden & Pet Co. Class A	37,302	1,037
	Pilgrim's Pride Corp.	26,980	1,028
	DiamondRock Hospitality Co.	131,248	1,026
*	BioCryst Pharmaceuticals Inc.	138,475	1,014
*	Century Aluminum Co.	34,095	1,010
*	PagerDuty Inc.	62,838	1,009
*	Coty Inc. Class A	253,947	1,008
*	United Parks & Resorts Inc.	20,717	1,003
	Spectrum Brands Holdings Inc.	18,469	995
*	Rogers Corp.	11,329	992
*	Liberty Media Corp.-Liberty Formula One Class A	10,897	991
	Global Net Lease Inc.	129,977	990
*	Alkami Technology Inc.	48,728	989
*	DNOW Inc.	66,829	982
*	Teladoc Health Inc.	112,602	972
	Getty Realty Corp.	35,330	969
*	Trupanion Inc.	24,156	966
	Select Medical Holdings Corp.	69,599	963
	La-Z-Boy Inc.	30,359	962
	Wendy's Co.	112,121	958
	Energizer Holdings Inc.	41,068	954
	Columbia Sportswear Co.	19,012	944
*	Paramount Group Inc.	143,475	938
*	Comstock Resources Inc.	49,770	933
	Newell Brands Inc.	273,935	931
	S&T Bancorp Inc.	25,350	929
	Nomad Foods Ltd.	81,833	925
	Werner Enterprises Inc.	35,263	924
	Greif Inc. Class A	16,180	920
	Innovative Industrial Properties Inc.	18,316	919
*	Triumph Financial Inc.	16,697	909
	Westamerica BanCorp	19,083	909
	Kaiser Aluminum Corp.	9,992	905
*	SailPoint Inc.	41,507	900
*	IMAX Corp.	27,661	899
	Clearway Energy Inc. Class A	29,849	895
*	Certara Inc.	76,850	894
	Huntsman Corp.	107,806	893
	CONMED Corp.	20,172	888
	Elme Communities	53,608	882
	ManpowerGroup Inc.	28,690	880
*	Progyny Inc.	46,904	878
	CTS Corp.	21,069	875
	United States Lime & Minerals Inc.	7,439	872
	WisdomTree Inc.	72,856	871
*	Ziff Davis Inc.	25,566	867
*	Alaska Air Group Inc.	20,646	862
	Sylvamo Corp.	21,227	862
	Lindsay Corp.	7,683	855
*	Under Armour Inc. Class C	192,569	855
*	Novocure Ltd.	66,578	853
*	Grocery Outlet Holding Corp.	62,395	849
*	MaxLinear Inc.	55,878	847
*	Coursera Inc.	99,805	840
*	Asana Inc. Class A	59,728	839
	Brown-Forman Corp. Class A	30,916	838
	Greenbrier Cos. Inc.	19,966	834
	JBG SMITH Properties	42,726	833

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Reynolds Consumer Products Inc.	33,742	825
*	Clarivate plc	242,192	823
*	Azenta Inc.	27,232	822
	Ladder Capital Corp.	77,583	820
	Pebblebrook Hotel Trust	78,434	820
*	CVR Energy Inc.	22,999	819
	Cannae Holdings Inc.	45,790	819
	Leggett & Platt Inc.	87,717	819
*	Phreesia Inc.	35,885	812
	Live Oak Bancshares Inc.	26,043	811
	Aura Minerals Inc.	25,085	811
*	Appian Corp. Class A	26,926	806
	Hilltop Holdings Inc.	24,955	806
	Alight Inc. Class A	278,402	802
*,3	Life360 Inc. GDR	24,717	801
*	Harmony Biosciences Holdings Inc.	28,014	800
	J & J Snack Foods Corp.	9,441	799
	Hope Bancorp Inc.	76,065	798
	TriMas Corp.	22,469	798
	Xenia Hotels & Resorts Inc.	64,863	798
*	Legalzoom.com Inc.	79,666	794
	Universal Corp.	15,649	793
*	Rapid7 Inc.	42,068	779
*	Verint Systems Inc.	37,522	761
	1st Source Corp.	12,637	751
	PROG Holdings Inc.	25,911	750
*	Cimpress plc	10,793	747
	Fresh Del Monte Produce Inc.	20,959	741
*	Topgolf Callaway Brands Corp.	78,687	740
*	Schrodinger Inc.	34,695	730
	Ormat Technologies Inc.	6,810	728
	Veris Residential Inc.	50,610	727
	Alexander & Baldwin Inc.	45,376	725
*	Sezzle Inc.	10,925	716
	Upbound Group Inc.	36,857	714
	Virtus Investment Partners Inc.	4,348	708
	Enact Holdings Inc.	19,779	706
*	AMC Entertainment Holdings Inc. Class A	271,232	702
*	Innoviva Inc.	38,167	695
*	Jamf Holding Corp.	53,397	686
	Stepan Co.	15,546	674
	Worthington Steel Inc.	20,788	665
*	ServiceTitan Inc. Class A	6,961	657
	Empire State Realty Trust Inc. Class A	87,891	650
	Schneider National Inc. Class B	29,984	641
*	FLEX LNG Ltd.	24,599	639
	Safety Insurance Group Inc.	9,226	634
	MillerKnoll Inc.	40,252	629
	Navient Corp.	51,355	628
	Employers Holdings Inc.	16,198	618
	Dlocal Ltd.	42,099	617
	Edgewell Personal Care Co.	31,788	616
	Weis Markets Inc.	9,412	596
*	AdaptHealth Corp.	64,605	581
	SFL Corp. Ltd.	77,881	581
*	Tandem Diabetes Care Inc.	41,133	576
	CNA Financial Corp.	12,477	556
	Sempra Energy	5,597	546
*	Driven Brands Holdings Inc.	37,898	544
*	LGI Homes Inc.	13,177	538
	American Assets Trust Inc.	27,655	528
	eXp World Holdings Inc.	51,497	527
	Marcus & Millichap Inc.	17,600	514
*	GCI Liberty Inc. Class C	13,788	505
*	Sabre Corp.	239,106	489
*	Evolent Health Inc. Class A	73,024	487
	Cracker Barrel Old Country Store Inc.	14,396	485
	Apartment Investment & Management Co. Class A	90,237	480
	Matson Inc.	4,666	471
*	National Beverage Corp.	13,663	468

Total World Stock Index Fund
		Shares	Market Value• ($000)
	F&G Annuities & Life Inc.	14,592	433
	Republic Bancorp Inc. Class A	6,430	424
*	Under Armour Inc. Class A	86,291	398
*	Hertz Global Holdings Inc.	73,316	376
*	LifeStance Health Group Inc.	75,929	372
*	PACS Group Inc.	30,811	372
*	Liberty Latin America Ltd. Class A	46,654	364
	TFS Financial Corp.	26,397	351
*	N-able Inc.	40,920	320
*	Liberty Latin America Ltd. Class C	39,676	314
*	Mister Car Wash Inc.	55,650	311
	Ardagh Metal Packaging SA	76,458	273
*	Liberty Global Ltd. Class A	24,307	267
	Alexander's Inc.	1,178	260
*	Columbia Financial Inc.	16,116	238
	Lennar Corp. Class B	1,911	226
*	JetBlue Airways Corp.	52,977	222
*	MoonLake Immunotherapeutics	21,562	218
*	Atlanta Braves Holdings Inc. Class A	3,936	170
*	GCI Liberty Inc. Class A	3,796	139
*,2	OmniAb Inc. 12.5 Earnout	2,716	—
*,2	OmniAb Inc. 15 Earnout	2,716	—
*,2	GCI Liberty Inc.	36,533	—
			46,152,633
Total Common Stocks (Cost $43,729,301)			72,924,651
Preferred Stocks (0.2%)
	Samsung Electronics Co. Ltd. Preference Shares	576,217	34,005
	Itau Unibanco Holding SA Preference Shares	3,083,161	22,602
	Volkswagen AG Preference Shares	147,710	15,382
	Petroleo Brasileiro SA - Petrobras Preference Shares	2,781,092	15,379
	Henkel AG & Co. KGaA Preference Shares	125,122	10,137
	Banco Bradesco SA Preference Shares	2,669,962	9,012
	Itausa SA Preference Shares	3,958,945	8,573
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	86,792	4,223
	Hyundai Motor Co. Preference Shares (XKRX)	24,435	3,765
	Bayerische Motoren Werke AG Preference Shares	37,408	3,241
*	Telecom Italia SpA Preference Shares	4,352,790	2,894
	Hyundai Motor Co. Preference Shares	16,168	2,458
	Gerdau SA Preference Shares	673,614	2,371
	Cia Paranaense de Energia - Copel Preference Shares Class B	841,202	2,177
	Cia Energetica de Minas Gerais Preference Shares	963,664	2,031
	Centrais Eletricas Brasileiras SA Preference Shares Class B	176,273	1,946
	Grifols SA Preference Shares Class B (XMAD)	188,450	1,752
	FUCHS SE Preference Shares	36,939	1,654
	Embotelladora Andina SA Preference Shares Class B	283,509	1,275
	LG Chem Ltd. Preference Shares	7,893	1,090
	Isa Energia Brasil SA Preference Shares	212,242	991
	Metalurgica Gerdau SA Preference Shares	462,300	953
	Danieli & C Officine Meccaniche SpA Preference Shares	23,535	902
	Samsung SDI Co. Ltd. Preference Shares	6,338	814
	Grupo De Inversiones Suramericana SA Preference Shares	76,160	808
	Bradespar SA Preference Shares	220,959	761
	Marcopolo SA Preference Shares	509,670	747
	Doosan Co. Ltd. Preference Shares	2,040	722
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	88,556	673
	Sixt SE Preference Shares	9,946	632
	Unipar Carbocloro SA Preference Shares Class B	42,009	554
	Draegerwerk AG & Co. KGaA Preference Shares	6,481	546
	KSB SE & Co. KGaA Preference Shares	480	498
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,043	484
	Daishin Securities Co. Ltd. Preference Shares	31,405	470
	Hanwha Corp. Preference Shares	16,163	455
	CJ CheilJedang Corp. Preference Shares	4,387	428
	Cia de Saneamento do Parana Preference Shares	328,900	418
	Banco Pan SA Preference Shares	204,700	394
	LG Electronics Inc. Preference Shares	11,659	366
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	115,998	296
	Amorepacific Corp. (XKRX) Preference Shares	10,116	291

Total World Stock Index Fund
		Shares	Market Value• ($000)
	Alpargatas SA Preference Shares	146,361	288
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	267,071	281
	LG H&H Co. Ltd. Preference Shares	2,662	218
	Grupo Cibest SA Preference Shares	14,574	213
	Banco ABC Brasil SA Preference Shares	46,900	201
	Randoncorp SA Preference Shares	124,764	140
*	Braskem SA Preference Shares Class A	96,180	121
	Corem Property Group AB Preference Shares	4,687	119
*	Raizen SA Preference Shares	614,403	108
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	69,600	102
*	Azul SA Preference Shares	466,136	99
*,2	Mechel PJSC Preference Shares	45,248	—
*,2	TVS Motor Co. Ltd. Preference Shares	620,596	—
Total Preferred Stocks (Cost $145,396)			161,060
Rights (0.0%)
*,2	Tera Yatirim Teknoloji Holding A/S Exp. 11/4/2025	380,127	353
*	Vend Marketplaces ASA Exp. 11/13/2025	47,157	105
*,1,2	AHL Strom-Munksjo OYJ	4,033	98
*	Vidrala SA Exp.11/17/2025	15,122	71
*	Oncoclinicas do Brasil Servicos Medicos SA Exp. 11/07/2025	186,076	1
Total Rights (Cost $269)			628
Warrants (0.0%)
*,1,2	Webuild SpA Exp. 8/2/2030	12,600	12
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	95,161	1
*	VGI PCL Exp. 5/23/2027 (XBKK)	722,382	1
*	BTS Group Holdings PCL Exp. 11/20/2026	44,400	—
*,2	Constellation Software Inc. Exp. 3/31/2040	10,339	—
Total Warrants (Cost $—)			14
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $599,602)	5,996,765	599,677
Total Investments (100.2%) (Cost $44,474,568)			73,686,030
Other Assets and Liabilities—Net (-0.2%)			(143,603)
Net Assets (100%)			73,542,427
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $230,874.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $716,459, representing 1.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $249,323 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Total World Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	230	28,634	488
E-mini S&P 500 Index	December 2025	783	269,117	6,538
MSCI EAFE Index	December 2025	770	108,073	243
MSCI Emerging Markets Index	December 2025	775	54,545	1,656
S&P TSX 60 Index	December 2025	65	16,513	233
				9,158

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	12/17/2025	CAD	4,787	USD	3,476	—	(54)
Royal Bank of Canada	12/17/2025	INR	3,729,383	USD	42,062	—	(162)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,952	AUD	4,470	26	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	3,060	BRL	17,025	—	(69)
UBS AG	12/17/2025	USD	15,470	CHF	12,172	258	—
State Street Bank & Trust Co.	12/17/2025	USD	3,887	DKK	24,524	90	—
State Street Bank & Trust Co.	12/17/2025	USD	6,427	EUR	5,441	138	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	4,164	GBP	3,070	131	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	3,386	HKD	26,298	—	(1)
Toronto-Dominion Bank	12/17/2025	USD	21,272	JPY	3,095,217	1,089	—
BNP Paribas	12/17/2025	USD	6,682	KRW	9,229,921	210	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	2,888	TWD	86,328	79	—
						2,021	(286)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $703 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $43,874,966)	73,086,353
Affiliated Issuers (Cost $599,602)	599,677
Total Investments in Securities	73,686,030
Investment in Vanguard	1,733
Cash Collateral Pledged—Futures Contracts	23,337
Foreign Currency, at Value (Cost $47,105)	47,331
Receivables for Investment Securities Sold	5,944
Receivables for Accrued Income	88,006
Receivables for Capital Shares Issued	20,415
Variation Margin Receivable—Futures Contracts	488
Unrealized Appreciation—Forward Currency Contracts	2,021
Total Assets	73,875,305
Liabilities
Due to Custodian	1,487
Payables for Investment Securities Purchased	2,936
Collateral for Securities on Loan	249,323
Payables for Capital Shares Redeemed	6,175
Payables to Vanguard	2,473
Unrealized Depreciation—Forward Currency Contracts	286
Deferred Foreign Capital Gains Taxes	70,198
Total Liabilities	332,878
Net Assets	73,542,427
1 Includes $230,874 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	46,221,084
Total Distributable Earnings (Loss)	27,321,343
Net Assets	73,542,427

ETF Shares—Net Assets
Applicable to 406,609,558 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	57,105,908
Net Asset Value Per Share—ETF Shares	$140.44

Admiral™ Shares—Net Assets
Applicable to 210,768,151 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,486,586
Net Asset Value Per Share—Admiral Shares	$49.75

Institutional Shares—Net Assets
Applicable to 20,744,271 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,949,933
Net Asset Value Per Share—Institutional Shares	$286.82

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	1,100,881
Interest[2]	17,790
Securities Lending—Net	7,433
Total Income	1,126,104
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,740
Management and Administrative—ETF Shares	21,422
Management and Administrative—Admiral Shares	6,739
Management and Administrative—Institutional Shares	3,100
Marketing and Distribution—ETF Shares	1,422
Marketing and Distribution—Admiral Shares	454
Marketing and Distribution—Institutional Shares	164
Custodian Fees	2,306
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—ETF Shares	850
Shareholders’ Reports and Proxy Fees—Admiral Shares	91
Shareholders’ Reports and Proxy Fees—Institutional Shares	23
Trustees’ Fees and Expenses	33
Other Expenses	540
Total Expenses	40,923
Net Investment Income	1,085,181
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	79,489
Futures Contracts	69,954
Forward Currency Contracts	862
Foreign Currencies	(1,718)
Realized Net Gain (Loss)	148,587
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	11,598,795
Futures Contracts	11,356
Forward Currency Contracts	(962)
Foreign Currencies	3,579
Change in Unrealized Appreciation (Depreciation)	11,612,768
Net Increase (Decrease) in Net Assets Resulting from Operations	12,846,536
1	Dividends are net of foreign withholding taxes of $64,123.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,080, $1, and $27, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $3,049.
4	Includes $469,451 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,620.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,085,181	899,116
Realized Net Gain (Loss)	148,587	(193,971)
Change in Unrealized Appreciation (Depreciation)	11,612,768	11,472,499
Net Increase (Decrease) in Net Assets Resulting from Operations	12,846,536	12,177,644
Distributions
ETF Shares	(856,335)	(716,398)
Admiral Shares	(159,799)	(136,971)
Institutional Shares	(96,647)	(96,119)
Total Distributions	(1,112,781)	(949,488)
Capital Share Transactions
ETF Shares	7,967,469	4,356,396
Admiral Shares	1,125,429	518,911
Institutional Shares	23,550	(197,520)
Net Increase (Decrease) from Capital Share Transactions	9,116,448	4,677,787
Total Increase (Decrease)	20,850,203	15,905,943
Net Assets
Beginning of Period	52,692,224	36,786,281
End of Period	73,542,427	52,692,224

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$117.01	$90.39	$83.80	$106.94	$78.87
Investment Operations
Net Investment Income[1]	2.256	2.089	1.998	2.010	1.838
Net Realized and Unrealized Gain (Loss) on Investments	23.509	26.748	6.571	(23.107)	27.954
Total from Investment Operations	25.765	28.837	8.569	(21.097)	29.792
Distributions
Dividends from Net Investment Income	(2.335)	(2.217)	(1.979)	(2.043)	(1.722)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.335)	(2.217)	(1.979)	(2.043)	(1.722)
Net Asset Value, End of Period	$140.44	$117.01	$90.39	$83.80	$106.94
Total Return	22.32%	32.12%	10.22%	-19.91%	37.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$57,106	$40,158	$27,389	$22,483	$25,166
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.91%	2.16%	2.12%	1.84%
Portfolio Turnover Rate[3]	3%	3%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$41.45	$32.02	$29.69	$37.89	$27.94
Investment Operations
Net Investment Income[1]	.788	.728	.699	.701	.644
Net Realized and Unrealized Gain (Loss) on Investments	8.327	9.476	2.322	(8.188)	9.908
Total from Investment Operations	9.115	10.204	3.021	(7.487)	10.552
Distributions
Dividends from Net Investment Income	(.815)	(.774)	(.691)	(.713)	(.602)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.815)	(.774)	(.691)	(.713)	(.602)
Net Asset Value, End of Period	$49.75	$41.45	$32.02	$29.69	$37.89
Total Return[2]	22.28%	32.09%	10.16%	-19.93%	37.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,487	$7,603	$5,432	$4,624	$5,149
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%[3]	0.10%[3]	0.10%[3]	0.10%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.88%	2.13%	2.09%	1.82%
Portfolio Turnover Rate[4]	3%	3%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$238.96	$184.60	$171.14	$218.40	$161.08
Investment Operations
Net Investment Income[1]	4.576	4.239	4.053	4.097	3.694
Net Realized and Unrealized Gain (Loss) on Investments	48.026	54.626	13.428	(47.209)	57.129
Total from Investment Operations	52.602	58.865	17.481	(43.112)	60.823
Distributions
Dividends from Net Investment Income	(4.742)	(4.505)	(4.021)	(4.148)	(3.503)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.742)	(4.505)	(4.021)	(4.148)	(3.503)
Net Asset Value, End of Period	$286.82	$238.96	$184.60	$171.14	$218.40
Total Return	22.31%	32.11%	10.20%	-19.91%	37.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,950	$4,931	$3,965	$4,134	$3,883
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[2]	0.08%[2]	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.90%	2.15%	2.14%	1.83%
Portfolio Turnover Rate[3]	3%	3%	4%	4%	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total World Stock Index Fund
Notes to Financial Statements
Vanguard Total World Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

Total World Stock Index Fund
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,733,000, representing less than 0.01% of the fund’s net assets and 0.69% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total World Stock Index Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	48,625,644	46,595	266	48,672,505
Common Stocks—Other	194,243	24,036,902	21,001	24,252,146
Preferred Stocks	71,566	89,494	—	161,060
Rights	72	105	451	628
Warrants	2	—	12	14
Temporary Cash Investments	599,677	—	—	599,677
Total	49,491,204	24,173,096	21,730	73,686,030
Derivative Financial Instruments
Assets
Futures Contracts[1]	9,158	—	—	9,158
Forward Currency Contracts	—	2,021	—	2,021
Total	9,158	2,021	—	11,179
Liabilities
Forward Currency Contracts	—	(286)	—	(286)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	9,158	—	9,158
Unrealized Appreciation—Forward Currency Contracts	—	2,021	2,021
Total Assets	9,158	2,021	11,179

Unrealized Depreciation—Forward Currency Contracts	—	(286)	(286)
Total Liabilities	—	(286)	(286)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	69,954	—	69,954
Forward Currency Contracts	—	862	862
Realized Net Gain (Loss) on Derivatives	69,954	862	70,816
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	11,356	—	11,356
Forward Currency Contracts	—	(962)	(962)
Change in Unrealized Appreciation (Depreciation) on Derivatives	11,356	(962)	10,394

Total World Stock Index Fund
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	466,615
Total Distributable Earnings (Loss)	(466,615)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	412,408
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	28,661,875
Capital Loss Carryforwards	(1,748,548)
Qualified Late-Year Losses	—
Other Temporary Differences	(4,392)
Total	27,321,343
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	1,112,781	949,488
Long-Term Capital Gains	—	—
Total	1,112,781	949,488
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,954,765
Gross Unrealized Appreciation	31,890,431
Gross Unrealized Depreciation	(3,159,088)
Net Unrealized Appreciation (Depreciation)	28,731,343
F.	During the year ended October 31, 2025, the fund purchased $4,491,758,000 of investment securities and sold $2,040,200,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,287,775,000 and $672,163,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $316,823,000 and sales were $166,036,000, resulting in net realized loss of $49,763,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Total World Stock Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	8,693,613	69,400	4,356,396	40,207
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(726,144)	(6,000)	—	—
Net Increase (Decrease)—ETF Shares	7,967,469	63,400	4,356,396	40,207
Admiral Shares
Issued	3,178,369	75,330	1,670,780	43,634
Issued in Lieu of Cash Distributions	138,215	3,165	118,126	3,081
Redeemed	(2,191,155)	(51,152)	(1,269,995)	(32,931)
Net Increase (Decrease)—Admiral Shares	1,125,429	27,343	518,911	13,784
Institutional Shares
Issued	1,169,754	4,596	1,029,970	4,669
Issued in Lieu of Cash Distributions	89,073	355	88,323	400
Redeemed	(1,235,277)	(4,843)	(1,315,813)	(5,910)
Net Increase (Decrease)—Institutional Shares	23,550	108	(197,520)	(841)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Total World Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Stock Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 38.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $799,527,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $8,630,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $26,057,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q6280 122025

Financial Statements
For the year ended October 31, 2025
Vanguard Global ex-U.S. Real Estate Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	27
Tax information	28

Global ex-U.S. Real Estate Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.1%)
Australia (11.6%)
	Goodman Group	7,402,476	159,658
	Scentre Group	18,983,428	50,569
	Stockland	8,748,599	36,170
	Charter Hall Group	1,725,120	25,336
	GPT Group	6,988,606	24,547
	Vicinity Ltd.	14,137,293	23,356
	Mirvac Group	14,393,594	21,668
	Dexus	3,922,658	18,702
	Lendlease Corp. Ltd.	2,387,712	8,659
	National Storage REIT	5,067,718	7,626
	Region Group	4,225,872	6,750
	Charter Hall Long Wale REIT	2,378,310	6,617
	HomeCo Daily Needs REIT	6,834,400	6,104
	Ingenia Communities Group	1,483,545	5,452
	BWP Property Group Ltd.	2,056,189	5,171
	Charter Hall Retail REIT	1,841,037	4,962
	Centuria Capital Group	3,022,179	4,660
	Centuria Industrial REIT	1,942,831	4,504
	Waypoint REIT Ltd.	2,404,325	4,170
	Arena REIT	1,463,001	3,496
	DigiCo Infrastructure REIT	1,485,202	2,524
	Charter Hall Social Infrastructure REIT	1,189,442	2,511
	Cromwell Property Group	6,105,785	1,857
	Rural Funds Trust	1,421,041	1,775
	Dexus Industria REIT	936,260	1,752
	Growthpoint Properties Australia Ltd.	990,236	1,659
	Cedar Woods Properties Ltd.	252,332	1,492
	Abacus Storage King	1,481,527	1,361
*,1	Lifestyle Communities Ltd.	372,895	1,262
	Abacus Group	1,564,702	1,230
	Centuria Office REIT	1,439,465	1,111
	HealthCo REIT	1,543,674	688
			447,399
Austria (0.2%)
[1]	CA Immobilien Anlagen AG	147,315	4,095
*,1	CPI Europe AG	121,075	2,360
			6,455
Belgium (1.8%)
	Warehouses De Pauw CVA	687,362	17,455
	Aedifica SA	173,574	12,676
	Cofinimmo SA	139,074	11,876
	Montea NV	76,579	6,185
	VGP NV	48,701	5,626
	Xior Student Housing NV	141,119	4,604
	Shurgard Self Storage Ltd. (XBRU)	112,569	4,121
	Retail Estates NV	47,035	3,410
	Care Property Invest NV	134,912	1,777
	Ascencio	21,619	1,253
	Vastned NV	29,731	1,022
			70,005
Brazil (0.2%)
	Allos SA	536,258	2,487
	Iguatemi SA (BVMF)	452,396	2,058
	JHSF Participacoes SA	1,130,845	1,385
	Multiplan Empreendimentos Imobiliarios SA	227,457	1,162
	Moura Dubeux Engenharia SA	160,903	827
	Lavvi Empreendimentos Imobiliarios SA	280,345	779
1

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	LOG Commercial Properties e Participacoes SA	116,227	512
			9,210
Canada (1.9%)
	Canadian Apartment Properties REIT	279,344	7,682
	RioCan REIT	524,705	7,022
	Choice Properties REIT	584,712	6,187
	Granite REIT	108,024	6,071
	First Capital REIT	378,482	5,076
	SmartCentres REIT	257,494	4,884
	Dream Industrial REIT	508,126	4,380
	Boardwalk REIT	87,537	4,036
	H&R REIT	467,937	3,733
	StorageVault Canada Inc.	810,982	2,862
	Killam Apartment REIT	215,217	2,659
	Allied Properties REIT	228,627	2,409
	InterRent REIT	248,851	2,374
	CT REIT	194,802	2,265
	Primaris REIT	191,027	2,095
	Crombie REIT	195,024	2,076
	NorthWest Healthcare Properties REIT	444,749	1,608
	DREAM Unlimited Corp. Class A	87,429	1,159
	Slate Grocery REIT Class U	103,772	1,081
	Morguard North American Residential REIT	62,428	775
	Artis REIT	172,667	751
	Nexus Industrial REIT	128,094	719
[2]	Minto Apartment REIT	65,926	645
	Dream Office REIT	29,044	380
			72,929
Chile (0.5%)
	Plaza SA	2,787,450	7,844
	Parque Arauco SA	2,405,980	6,708
	Cencosud Shopping SA	1,750,018	4,150
			18,702
China (5.0%)
	China Resources Land Ltd.	10,404,446	37,591
	China Overseas Land & Investment Ltd.	13,583,210	22,795
[2]	China Resources Mixc Lifestyle Services Ltd.	2,159,600	11,299
[2]	Longfor Group Holdings Ltd.	7,126,508	8,803
	Country Garden Services Holdings Co. Ltd.	7,676,000	6,103
*,1	Sunac China Holdings Ltd.	28,821,000	5,405
	C&D International Investment Group Ltd.	2,287,000	4,697
*,1	China Vanke Co. Ltd. Class H	8,038,683	4,554
	Greentown China Holdings Ltd.	3,607,814	3,861
*,1	Country Garden Holdings Co. Ltd.	47,923,000	3,512
	China Jinmao Holdings Group Ltd.	19,187,054	3,316
	Yuexiu Property Co. Ltd.	5,142,982	2,961
	Onewo Inc. Class H	1,011,000	2,905
*,2	Evergrande Property Services Group Ltd.	18,907,500	2,844
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	449,586	2,817
	Greentown Service Group Co. Ltd.	4,818,000	2,768
[1]	Shoucheng Holdings Ltd.	9,818,000	2,759
*	Seazen Group Ltd.	9,270,666	2,612
	Poly Property Services Co. Ltd. Class H	557,400	2,405
	Hainan Airport Infrastructure Co. Ltd. Class A	3,338,876	2,317
	Poly Property Group Co. Ltd.	7,979,048	1,898
	China Overseas Grand Oceans Group Ltd.	6,372,079	1,780
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	3,773,272	1,638
*	Quzhou Xin'an Development Co. Ltd. Class A	2,486,362	1,511
*	Hopson Development Holdings Ltd.	3,601,289	1,461
	Youngor Group Co. Ltd. Class A	1,376,797	1,452
*	Joy City Property Ltd.	18,663,500	1,417
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	922,839	1,379
*	Seazen Holdings Co. Ltd. Class A	673,575	1,345
	Shui On Land Ltd.	12,945,038	1,181
	Shanghai Lingang Holdings Corp. Ltd. Class A	721,180	1,145
[2]	Sunac Services Holdings Ltd.	5,706,000	1,138
	Yuexiu REIT	9,359,970	1,095
*	Guangdong Hong Kong Greater Bay Area Holdings Ltd.	1,432,000	1,087
*,1	Logan Group Co. Ltd.	4,788,984	986
2

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
*	Vantone Neo Development Group Co. Ltd. Class A	541,807	941
*,1	Shenzhen Investment Ltd.	8,470,201	915
	Poly Developments & Holdings Group Co. Ltd. Class A	877,972	904
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	223,609	903
*	Greenland Holdings Corp. Ltd. Class A	3,534,055	880
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	632,088	840
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A	679,963	818
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	2,328,826	780
	C&D Property Management Group Co. Ltd.	2,057,000	767
[1,2]	A-Living Smart City Services Co. Ltd. Class H	2,390,500	761
	Tomson Group Ltd.	2,154,000	750
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	977,967	743
	Ever Sunshine Services Group Ltd.	3,282,000	737
*	Gemdale Corp. Class A	1,299,324	714
*,1	Radiance Holdings Group Co. Ltd.	2,355,000	714
	Chengdu Hi-tech Development Co. Ltd. Class A	101,207	712
	Shanghai Vital Microtech Co. Ltd. Class A	267,470	698
*	China Vanke Co. Ltd. Class A	785,193	692
*	Shenzhen Zhenye Group Co. Ltd. Class A	381,700	681
*	Beijing Capital Development Co. Ltd. Class A	760,074	656
	Nanjing Gaoke Co. Ltd. Class A	498,190	646
*	China Enterprise Co. Ltd. Class A	1,513,219	613
*	Shimao Group Holdings Ltd.	16,971,500	609
*	Winnovation Culturaltainment Development Ltd. Class A	1,686,500	588
*,1	CIFI Holdings Group Co. Ltd.	19,608,000	564
	Huafa Industrial Co. Ltd. Zhuhai Class A	786,519	544
[2]	Midea Real Estate Holding Ltd.	876,000	538
*	Shanghai Industrial Development Co. Ltd. Class A	540,600	528
*	Grandjoy Holdings Group Co. Ltd. Class A	1,238,103	517
*	Zhuhai Zhumian Group Co. Ltd.	546,718	510
	China World Trade Center Co. Ltd. Class A	178,339	506
	China Merchants Property Operation & Service Co. Ltd. Class A	302,837	488
*	SOHO China Ltd.	6,769,045	480
*	Greattown Holdings Ltd. Class A	623,671	480
*,1	Guangzhou R&F Properties Co. Ltd. Class H	6,870,613	477
	Shanghai SMI Holding Co. Ltd. Class A	723,994	476
	Tibet Urban Development & Investment Co. Ltd. Class A	271,735	471
	Yuexiu Services Group Ltd.	1,390,500	454
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	283,012	451
*	Hefei Urban Construction Development Co. Ltd. Class A	235,607	412
	Beijing Urban Construction Investment & Development Co. Ltd. Class A	588,743	411
*	Agile Group Holdings Ltd.	7,552,159	407
*	Red Star Macalline Group Corp. Ltd. Class A	1,024,281	399
*	Jiangsu Dagang Co. Ltd. Class A	164,600	394
*,1	Gemdale Properties & Investment Corp. Ltd.	16,716,000	377
*	Cinda Real Estate Co. Ltd. Class A	709,022	373
*	Financial Street Holdings Co. Ltd. Class A	866,351	368
*	Bright Real Estate Group Co. Ltd. Class A	627,400	363
	China Sports Industry Group Co. Ltd. Class A	276,200	361
*,1	Sino-Ocean Group Holding Ltd.	23,197,926	360
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	401,700	349
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd. Class A	149,800	346
	Shenzhen SEG Co. Ltd. Class A	247,580	345
*,3	S-Enjoy Service Group Co. Ltd.	953,000	343
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd. Class A	262,488	342
*	China Fortune Land Development Co. Ltd. Class A	1,123,810	336
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	768,024	336
*	Shunfa Hengneng Corp. Class A	731,920	321
*,1,2	Shimao Services Holdings Ltd.	3,725,000	317
	Suning Universal Co. Ltd. Class A	873,947	313
*,2	Red Star Macalline Group Corp. Ltd. Class H	1,884,036	308
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	323,600	290
	Hainan Expressway Co. Ltd. Class A	275,300	287
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	340,600	285
*	RiseSun Real Estate Development Co. Ltd. Class A	1,255,088	284
	Shenzhen Heungkong Holding Co. Ltd. Class A	915,600	269
	Shanghai Huitong Energy Resources Co. Ltd. Class A	58,100	255
*	Shenzhen Properties & Resources Development Group Ltd. Class A	152,784	240
	Haining China Leather Market Co. Ltd. Class A	363,500	234
*	China Union Holdings Ltd. Class A	404,787	233
3

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	424,000	231
*	Beijing Hualian Department Store Co. Ltd. Class A	788,500	215
	Guangdong Shirongzhaoye Co. Ltd. Class A	223,300	206
*,3	China South City Holdings Ltd.	14,838,111	204
*	Beijing North Star Co. Ltd. Class A	763,100	203
*	China Wuyi Co. Ltd. Class A	465,678	197
*	Rongan Property Co. Ltd. Class A	677,126	187
*	Sanxiang Impression Co. Ltd. Class A	340,700	183
	Wanda Hotel Development Co. Ltd.	4,883,000	104
*,3	Datang Group Holdings Ltd.	1,172,000	75
*	Powerlong Real Estate Holdings Ltd.	519,139	18
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,369,822	—
*,3	Yango Group Co. Ltd. Class A	1,591,019	—
*,3	Guangdong Highsun Group Co. Ltd. Class A	906,503	—
*,3	Jiayuan International Group Ltd.	15,242,000	—
			194,464
Egypt (0.2%)
	Talaat Moustafa Group	3,679,152	4,479
*	Palm Hills Developments SAE	4,789,194	797
	Madinet Masr For Housing & Development	3,484,611	317
*	Six of October Development & Investment	638,979	256
			5,849
Finland (0.2%)
*	Kojamo OYJ	665,686	8,066
	Citycon OYJ	336,061	1,141
			9,207
France (3.2%)
*	Unibail-Rodamco-Westfield	443,635	45,873
	Klepierre SA	804,601	30,749
	Gecina SA	190,280	17,683
	Covivio SA	199,593	12,806
*	Carmila SA	230,653	4,205
	Mercialys SA	341,819	4,171
	ICADE	113,855	2,774
	Altarea SCA	23,735	2,707
*	Nexity SA	177,915	1,862
			122,830
Germany (3.7%)
	Vonovia SE	3,045,617	91,538
	LEG Immobilien SE (XETR)	271,605	20,700
	TAG Immobilien AG	684,334	11,361
*	Aroundtown SA	2,573,888	9,198
	Deutsche Wohnen SE	174,877	4,358
	Grand City Properties SA	243,927	3,106
	Hamborner REIT AG	266,938	1,598
	PATRIZIA SE	148,175	1,241
	Deutsche EuroShop AG	44,491	951
			144,051
Greece (0.1%)
*	LAMDA Development SA	296,712	2,531
*	Dimand SA	28,081	314
			2,845
Hong Kong (7.4%)
	Sun Hung Kai Properties Ltd.	5,598,941	68,132
	Link REIT	9,431,686	49,117
	CK Asset Holdings Ltd.	7,143,613	35,341
	Hongkong Land Holdings Ltd.	3,655,812	22,338
	Henderson Land Development Co. Ltd.	4,946,936	17,402
	Wharf Real Estate Investment Co. Ltd.	5,873,652	16,718
	Sino Land Co. Ltd.	13,341,022	16,571
	Swire Properties Ltd.	3,561,600	9,703
[1]	Wharf Holdings Ltd.	3,457,652	9,097
	Hang Lung Properties Ltd.	6,372,932	7,097
	Hang Lung Group Ltd.	3,072,103	5,846
	Kerry Properties Ltd.	2,111,832	5,323
*,1	New World Development Co. Ltd.	4,947,000	4,579
	Hysan Development Co. Ltd.	2,171,655	4,499
4

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Fortune REIT	5,515,861	3,563
	Champion REIT	6,667,512	1,791
	Great Eagle Holdings Ltd.	789,000	1,477
	K Wah International Holdings Ltd.	5,162,000	1,468
*,1	Art Group Holdings Ltd.	5,555,000	1,296
	Prosperity REIT	4,692,000	845
	Sunlight REIT	2,780,400	844
*	GR Life Style Co. Ltd.	3,048,000	776
	Dynamic Holdings Ltd.	484,000	759
	SF REIT	1,881,000	683
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	52,600	3
			285,268
India (3.9%)
	DLF Ltd.	2,351,647	20,019
	Embassy Office Parks REIT	3,181,745	15,373
[2]	Macrotech Developers Ltd.	1,126,609	15,219
*	Godrej Properties Ltd.	548,386	14,120
	Phoenix Mills Ltd.	690,015	13,078
	Prestige Estates Projects Ltd.	611,640	12,013
	Oberoi Realty Ltd.	423,848	8,486
	Nexus Select Trust	3,805,774	6,986
	Brigade Enterprises Ltd.	507,723	5,932
[2]	Brookfield India Real Estate Trust	1,526,486	5,898
[2]	Mindspace Business Parks REIT	802,175	4,202
	Anant Raj Ltd.	502,385	3,646
	Sobha Ltd. (XNSE)	139,495	2,548
*	Embassy Developments Ltd.	2,424,979	2,537
*	SignatureGlobal India Ltd.	148,358	1,811
	Mahindra Lifespace Developers Ltd.	373,751	1,625
*	Valor Estate Ltd.	903,404	1,514
	NESCO Ltd.	95,069	1,465
	Sunteck Realty Ltd.	235,642	1,175
*	Max Estates Ltd.	198,448	1,045
*	Awfis Space Solutions Ltd.	142,483	962
*	Raymond Realty Ltd.	126,630	880
	Ganesh Housing Ltd.	77,550	728
	Marathon Nextgen Realty Ltd.	106,187	720
*	Unitech Ltd.	8,813,417	690
	Keystone Realtors Ltd.	108,223	689
	Ajmera Realty & Infra India Ltd.	56,340	680
*	TARC Ltd.	370,373	663
*	Puravankara Ltd.	212,456	642
*	Hemisphere Properties India Ltd.	398,239	622
*	Hubtown Ltd.	155,993	524
	Ashiana Housing Ltd.	147,381	468
	Arvind SmartSpaces Ltd.	63,914	459
*	Kolte-Patil Developers Ltd.	82,671	397
*	Shriram Properties Ltd.	362,915	384
	Shipping Corp. of India Land & Assets Ltd.	606,662	346
	Alembic Ltd.	263,179	295
*,3	Advent Hotels International Pvt Ltd.	74,090	261
			149,102
Indonesia (0.4%)
	Pantai Indah Kapuk Dua Tbk PT	6,144,800	5,202
*	MNC Tourism Indonesia Tbk PT	248,595,800	2,180
	Ciputra Development Tbk PT	31,706,691	1,684
*	Bumi Serpong Damai Tbk PT	25,426,327	1,495
	Pakuwon Jati Tbk PT	50,745,328	1,121
	Summarecon Agung Tbk PT	36,695,481	864
	Bangun Kosambi Sukses PT	2,076,400	793
	Kawasan Industri Jababeka Tbk PT	59,049,000	677
*	Lippo Karawaci Tbk PT	122,806,749	657
*	Sentul City Tbk PT	79,311,600	557
*,3	Armidian Karyatama Tbk PT	34,315,100	—
			15,230
Ireland (0.1%)
	Irish Residential Properties REIT plc	1,906,379	2,039
5

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Israel (2.9%)
	Azrieli Group Ltd.	132,899	14,021
	Big Shopping Centers Ltd.	58,746	13,142
	Melisron Ltd.	86,707	11,286
	Mivne Real Estate KD Ltd.	2,080,929	9,188
	Alony Hetz Properties & Investments Ltd.	579,481	7,105
	Amot Investments Ltd.	879,320	6,942
	Reit 1 Ltd.	709,981	5,818
	Mega Or Holdings Ltd.	82,701	5,078
*	Airport City Ltd.	207,891	4,109
	Aura Investments Ltd.	550,872	3,974
	YH Dimri Construction & Development Ltd.	31,677	3,822
	Sella Capital Real Estate Ltd.	866,785	3,085
	Israel Canada T.R Ltd.	590,656	3,077
	Summit Real Estate Holdings Ltd.	140,047	2,868
*	Argo Properties NV	71,278	2,613
	Blue Square Real Estate Ltd.	19,545	2,362
	Menivim- The New REIT Ltd.	2,766,498	2,107
	Gav-Yam Lands Corp. Ltd.	160,410	1,999
	Africa Israel Residences Ltd.	22,620	1,970
*	Electra Real Estate Ltd.	112,718	1,723
	Prashkovsky Investments & Construction Ltd.	26,849	1,369
	G City Ltd.	367,709	1,252
	Isras Investment Co. Ltd.	4,334	1,214
	Property & Building Corp. Ltd.	7,802	1,029
	Land Development Nimrodi Group Ltd.	75,837	869
	Carasso Real Estate Ltd.	63,983	764
*	Hagag Group Real Estate Development	104,467	751
			113,537
Italy (0.0%)
	Immobiliare Grande Distribuzione SIIQ SpA	205,332	832
Japan (22.2%)
	Mitsui Fudosan Co. Ltd.	10,140,571	105,588
	Mitsubishi Estate Co. Ltd.	4,559,145	96,617
	Daiwa House Industry Co. Ltd.	2,210,874	75,011
	Sumitomo Realty & Development Co. Ltd.	1,735,467	74,099
	Nippon Building Fund Inc.	31,514	29,086
	Hulic Co. Ltd.	2,464,037	25,457
	Japan Real Estate Investment Corp.	25,938	21,393
	Daito Trust Construction Co. Ltd.	1,118,125	20,904
	Japan Metropolitan Fund Investment	26,225	20,287
	Tokyu Fudosan Holdings Corp.	2,154,344	17,361
	Nomura Real Estate Master Fund Inc.	15,755	16,810
	KDX Realty Investment Corp.	14,732	16,311
	GLP J-Reit	17,498	15,863
	Nippon Prologis REIT Inc.	26,018	15,133
	Daiwa House REIT Investment Corp.	16,741	14,426
	Tokyo Tatemono Co. Ltd.	763,183	14,249
	Orix JREIT Inc.	20,096	13,603
	United Urban Investment Corp.	11,152	13,497
	Invincible Investment Corp.	27,909	12,470
	Advance Residence Investment Corp.	10,435	11,295
	Nomura Real Estate Holdings Inc.	1,938,345	11,070
	Japan Hotel REIT Investment Corp.	18,554	10,808
	Japan Prime Realty Investment Corp.	14,355	9,765
	Industrial & Infrastructure Fund Investment Corp.	9,227	8,573
	Mitsui Fudosan Logistics Park Inc.	11,714	8,491
	Sekisui House REIT Inc.	15,845	8,155
	Mitsui Fudosan Accommodations Fund Inc.	9,159	7,719
	Activia Properties Inc.	7,691	7,037
	Japan Logistics Fund Inc.	10,048	6,506
	LaSalle Logiport REIT	6,590	6,381
	Daiwa Securities Living Investments Corp.	8,763	6,278
	Daiwa Office Investment Corp.	2,504	6,129
	Frontier Real Estate Investment Corp.	9,357	5,496
	Comforia Residential REIT Inc.	2,581	5,442
	Mori Hills REIT Investment Corp.	5,717	5,423
	AEON REIT Investment Corp.	6,279	5,316
6

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Hulic REIT Inc.	4,448	4,951
	Mori Trust REIT Inc.	9,194	4,636
	NTT UD REIT Investment Corp.	5,020	4,445
	Mitsubishi Estate Logistics REIT Investment Corp.	5,498	4,405
	Japan Excellent Inc.	4,376	4,177
	Starts Corp. Inc.	132,100	4,103
	NIPPON REIT Investment Corp.	6,436	4,064
	Tokyu REIT Inc.	3,149	4,042
	Heiwa Real Estate REIT Inc.	3,966	3,971
	Star Asia Investment Corp.	9,781	3,893
	Hoshino Resorts REIT Inc.	2,138	3,573
	Fukuoka REIT Corp.	2,821	3,460
	Global One Real Estate Investment Corp.	3,727	3,427
	Leopalace21 Corp.	799,050	3,263
	Katitas Co. Ltd.	185,692	3,019
[1]	Kasumigaseki Capital Co. Ltd.	54,400	2,966
	Hankyu Hanshin REIT Inc.	2,528	2,908
	Heiwa Real Estate Co. Ltd.	178,164	2,607
	Ichigo Office REIT Investment Corp.	3,752	2,311
	CRE Logistics REIT Inc.	2,255	2,298
	Tosei Corp.	106,100	2,257
	Mirai Corp.	6,946	2,176
	SOSiLA Logistics REIT Inc.	2,659	2,129
	Takara Leben Real Estate Investment Corp.	3,316	1,999
	Samty Residential Investment Corp.	2,666	1,950
	Ichigo Inc.	730,900	1,782
	Keihanshin Building Co. Ltd.	153,100	1,722
	Sun Frontier Fudousan Co. Ltd.	97,400	1,443
	One REIT Inc.	2,487	1,441
	LA Holdings Co. Ltd.	25,900	1,262
	Nippon Commercial Development Co. Ltd.	61,700	1,161
	Starts Proceed Investment Corp.	851	1,117
	Sankei Real Estate Inc.	1,698	1,087
	Goldcrest Co. Ltd.	48,740	1,057
	ESCON Japan REIT Investment Corp.	1,317	1,055
	Tosei REIT Investment Corp.	1,102	1,045
	Health Care & Medical Investment Corp.	1,325	990
	Mirarth Holdings Inc.	399,952	986
	JSB Co. Ltd.	40,606	960
	Arealink Co. Ltd.	140,600	927
	TOC Co. Ltd.	160,129	846
	SRE Holdings Corp.	44,400	812
	Tokaido REIT Inc.	1,062	782
	Ichigo Hotel REIT Investment Corp.	856	730
	Airport Facilities Co. Ltd.	105,400	704
	Marimo Regional Revitalization REIT Inc.	963	689
	Dear Life Co. Ltd.	94,500	677
	XYMAX REIT Investment Corp.	852	650
	Star Mica Holdings Co. Ltd.	77,400	571
	Nippon Hotel & Residential Investment Corp.	1,048	554
	Mugen Estate Co. Ltd.	41,100	543
*,1	TKP Corp.	45,600	519
[1]	Good Com Asset Co. Ltd.	52,600	463
	Nisshin Group Holdings Co. Ltd.	92,100	360
	Cosmos Initia Co. Ltd.	38,900	327
	Japan Property Management Center Co. Ltd.	36,400	296
			858,637
Kuwait (0.5%)
	Mabanee Co. KPSC	2,311,202	7,590
*	Kuwait Real Estate Co. KSC	2,802,316	3,878
	Commercial Real Estate Co. KSC	5,263,661	3,651
	Salhia Real Estate Co. KSCP	1,644,369	2,246
*	National Real Estate Co. KPSC	4,176,890	1,062
*	United Real Estate Co. SAKP	925,806	717
*	Al Mazaya Holding Co. KSCP	1,768,241	501
	Kuwait Business Town Real Estate Co. KSCP	1,372,005	478
*	Real Estate Trade Centers Co. KSC	182,648	397
			20,520
7

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Malaysia (1.0%)
	Sime Darby Property Bhd.	14,363,500	4,619
	IGB REIT	5,946,800	3,820
	Sunway REIT	7,374,934	3,700
	Axis REIT	6,864,200	3,524
	IOI Properties Group Bhd.	6,846,900	3,433
	Pavilion REIT	5,487,500	2,425
	Eco World Development Group Bhd. (XKLS)	4,555,200	2,238
	SP Setia Bhd. Group	10,697,800	2,206
	Matrix Concepts Holdings Bhd.	5,059,463	1,654
	OSK Holdings Bhd.	4,820,200	1,634
	Mah Sing Group Bhd.	6,258,725	1,553
	Capitaland Malaysia Trust	7,379,500	1,102
	KSL Holdings Bhd.	1,535,800	1,100
*	Tropicana Corp. Bhd	3,141,400	877
	UEM Sunrise Bhd.	5,624,765	858
	YTL Hospitality REIT	2,725,500	729
	Eastern & Oriental Bhd.	3,609,400	688
*	HCK Capital Group Bhd.	1,153,700	601
	KIP REIT	2,469,600	519
	LBS Bina Group Bhd.	3,060,400	310
			37,590
Mexico (1.3%)
	Prologis Property Mexico SA de CV	3,806,753	15,202
	Fibra Uno Administracion SA de CV	9,994,485	14,503
	Corp. Inmobiliaria Vesta SAB de CV	3,211,950	9,751
	Fibra MTY SAPI de CV	8,137,800	6,259
[2]	FIBRA Macquarie Mexico	2,754,972	4,462
			50,177
Netherlands (0.5%)
[2]	CTP NV	472,430	9,852
	Eurocommercial Properties NV	161,393	4,819
	Wereldhave NV	136,313	2,895
	NSI NV	51,939	1,224
			18,790
New Zealand (0.2%)
	Goodman Property Trust	3,804,846	4,614
[1]	Vital Healthcare Property Trust	1,778,047	2,268
			6,882
Norway (0.1%)
[2]	Entra ASA	178,638	1,988
	Public Property Invest A/S	524,929	1,158
			3,146
Philippines (0.8%)
	SM Prime Holdings Inc.	39,938,407	15,202
	Ayala Land Inc.	21,194,260	7,159
	AREIT Inc.	4,691,020	3,419
	RL Commercial REIT Inc.	21,292,000	2,649
	Robinson's Land Corp.	5,916,272	1,498
	Megaworld Corp.	34,120,100	1,154
	Citicore Energy REIT Corp.	8,788,000	520
			31,601
Poland (0.0%)
	Murapol SA	39,314	397
Qatar (0.2%)
	Barwa Real Estate Co.	7,761,992	5,605
*	Ezdan Holding Group QSC	5,758,248	1,805
	United Development Co. QSC	6,282,142	1,627
*	Mazaya Real Estate Development QPSC	1,700,464	287
			9,324
Russia (0.0%)
*,3	Etalon Group plc GDR (Registered)	993,429	—
Saudi Arabia (1.6%)
*	Umm Al Qura for Development & Construction Co.	1,728,391	11,173
*	Dar Al Arkan Real Estate Development Co.	1,927,089	8,875
8

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Makkah Construction & Development Co.	356,907	8,465
	Taiba Investments Co.	464,951	5,011
[2]	Arabian Centres Co. Ltd.	848,088	4,956
	Arriyadh Development Co.	419,333	3,294
*	Emaar Economic City	941,123	3,196
	Retal Urban Development Co.	789,135	2,482
	Al Rajhi REIT	855,402	1,914
	Jadwa REIT Saudi Fund	648,466	1,910
*	Saudi Real Estate Co.	477,524	1,839
*	Knowledge Economic City Co.	361,160	1,175
	Sedco Capital REIT Fund	506,765	960
	Alandalus Property Co.	163,724	873
	Sumou Real Estate Co.	66,059	683
	Riyad REIT Fund	437,949	613
	Derayah REIT	383,748	587
	Ladun Investment Co.	878,080	587
	Bonyan REIT	234,841	579
	Alinma Hospitality REIT Fund	258,001	563
	Alkhabeer REIT	349,457	538
	Al Maather REIT Fund	166,884	403
	Alinma Retail REIT Fund	315,581	380
	Mulkia Gulf Real Estate REIT Fund	271,737	348
	Musharaka Real Estate Income Fund	265,888	304
	Alahli REIT Fund 1	155,760	269
			61,977
Singapore (5.6%)
	CapitaLand Integrated Commercial Trust	21,053,792	38,276
	CapitaLand Ascendas REIT	13,939,884	30,180
	Keppel DC REIT	7,293,703	13,383
	Mapletree Logistics Trust	12,461,923	12,824
[1]	Mapletree Industrial Trust	7,788,391	12,737
	City Developments Ltd.	2,086,190	11,588
	UOL Group Ltd.	1,691,878	10,336
	Frasers Centrepoint Trust	5,095,888	9,161
	Mapletree Pan Asia Commercial Trust	8,254,141	9,132
	Suntec REIT	8,032,227	8,269
	Frasers Logistics & Commercial Trust	10,731,452	7,870
	CapitaLand Ascott Trust	9,882,012	7,166
	Keppel REIT	8,776,715	7,082
	Parkway Life REIT	1,590,897	5,011
	ESR-REIT	2,015,036	4,426
	Capitaland India Trust	3,699,142	3,437
	Lendlease Global Commercial REIT	6,415,289	3,154
	CapitaLand China Trust	4,318,308	2,651
	AIMS APAC REIT	2,317,088	2,457
	Starhill Global REIT	5,428,068	2,420
	Stoneweg Europe Stapled Trust	1,327,066	2,330
	OUE REIT	8,423,500	2,234
	Far East Hospitality Trust	3,903,392	1,813
	CDL Hospitality Trusts	2,822,899	1,788
	Digital Core REIT Management Pte. Ltd.	3,307,900	1,704
*	Yanlord Land Group Ltd.	1,992,804	1,093
	Sasseur REIT	2,052,200	1,090
	Centurion Corp. Ltd.	825,100	899
[1]	Prime US REIT	3,218,440	629
*	Manulife US REIT	6,388,110	459
[1]	LHN Ltd.	673,000	422
*	Yoma Strategic Holdings Ltd.	5,071,500	320
*,3	EC World REIT	1,188,500	237
			216,578
South Africa (1.8%)
	NEPI Rockcastle NV	2,284,649	18,528
	Growthpoint Properties Ltd.	12,512,191	11,764
	Redefine Properties Ltd.	26,227,995	8,172
	Vukile Property Fund Ltd.	4,539,753	5,933
	Fortress Real Estate Investments Ltd. Class B	4,387,145	5,902
	Resilient REIT Ltd.	1,077,154	4,390
	Hyprop Investments Ltd.	1,386,009	4,110
	Equites Property Fund Ltd.	3,015,499	2,940
9

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Attacq Ltd.	2,527,472	2,209
	Fairvest Ltd. Class B	5,848,421	2,106
	SA Corporate Real Estate Ltd.	9,572,479	1,816
[1]	Stor-Age Property REIT Ltd.	1,563,092	1,524
	Burstone Group Ltd.	2,267,932	1,183
			70,577
South Korea (0.3%)
	SK REITs Co. Ltd.	675,586	2,509
[1]	ESR Kendall Square REIT Co. Ltd.	670,756	2,051
[1]	Shinhan Alpha REIT Co. Ltd.	384,213	1,499
	LOTTE REIT Co. Ltd.	552,675	1,494
	JR Global REIT	675,123	1,364
[1]	Hanwha Reit Co. Ltd.	462,444	1,290
[1]	IGIS Value Plus REIT Co. Ltd.	248,449	774
[1]	Koramco Life Infra Reit Co. Ltd.	209,000	638
			11,619
Spain (0.8%)
	Merlin Properties Socimi SA	1,459,224	22,732
	Colonial SFL Socimi SA	1,233,390	7,805
[2]	Aedas Homes SA	31,810	781
			31,318
Sweden (3.4%)
*	Fastighets AB Balder Class B	2,540,638	18,635
	Sagax AB Class B	787,323	17,668
	Castellum AB	1,349,763	15,350
	Wihlborgs Fastigheter AB	985,184	9,574
	Pandox AB	383,351	7,648
	Catena AB	153,878	7,456
	Fabege AB	711,001	6,265
	Wallenstam AB Class B	1,334,785	6,176
	Hufvudstaden AB Class A	391,672	5,206
	Cibus Nordic Real Estate AB publ	299,080	5,184
	Nyfosa AB	591,347	5,030
	NP3 Fastigheter AB	120,481	3,280
*	Swedish Logistic Property AB Class B	693,917	3,052
	Atrium Ljungberg AB Class B	824,421	2,968
	Dios Fastigheter AB	382,978	2,610
*,1	Samhallsbyggnadsbolaget i Norden AB	4,603,811	2,527
	Platzer Fastigheter Holding AB Class B	270,046	2,073
	Sagax AB Class D	500,363	1,773
	Logistea AB Class B	1,077,438	1,730
*,1	Sveafastigheter AB	278,179	1,246
	Corem Property Group AB Class B	2,445,195	994
	FastPartner AB Class A	180,898	957
	Heba Fastighets AB Class B	257,387	886
*,1	Neobo Fastigheter AB	437,891	880
*	Klarabo Sverige AB Class B	316,166	518
*	Samhallsbyggnadsbolaget i Norden AB Class D	443,519	458
	Corem Property Group AB Class D	6,592	166
			130,310
Switzerland (2.7%)
	Swiss Prime Site AG (Registered)	292,212	41,536
	PSP Swiss Property AG (Registered)	167,096	28,901
	Allreal Holding AG (Registered)	53,236	12,724
	Mobimo Holding AG (Registered)	26,482	11,225
	Intershop Holding AG	22,062	4,325
	Ina Invest Holding AG	80,833	2,351
	Hiag Immobilien Holding AG	16,165	2,223
*	Peach Property Group AG	86,933	666
			103,951
Taiwan (1.3%)
[1]	Highwealth Construction Corp.	6,411,062	8,120
	Ruentex Development Co. Ltd.	7,043,483	6,822
	Huaku Development Co. Ltd.	982,730	3,324
	Sakura Development Co. Ltd.	1,598,456	2,497
[1]	Da-Li Development Co. Ltd.	1,421,233	2,276
	Chong Hong Construction Co. Ltd.	802,297	2,052
[1]	Delpha Construction Co. Ltd.	1,836,000	1,765
10

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	JSL Construction & Development Co. Ltd.	1,031,387	1,709
[1]	Farglory Land Development Co. Ltd.	965,631	1,692
	Cathay Real Estate Development Co. Ltd.	2,199,100	1,630
[1]	Kindom Development Co. Ltd.	1,443,190	1,561
	Prince Housing & Development Corp.	4,215,478	1,222
[1]	Advancetek Enterprise Co. Ltd.	942,000	1,077
	Yea Shin International Development Co. Ltd.	1,282,279	1,031
	Hung Sheng Construction Ltd.	1,460,520	1,012
[1]	Fu Hua Innovation Co. Ltd.	1,532,617	975
	Shin Ruenn Development Co. Ltd.	506,198	958
[1]	Crowell Development Corp.	935,850	940
[1]	Yungshin Construction & Development Co. Ltd.	362,000	899
	Radium Life Tech Co. Ltd.	2,249,304	803
	Hong Pu Real Estate Development Co. Ltd.	764,194	648
	Huang Hsiang Construction Corp.	449,406	602
[1]	Hua Yu Lien Development Co. Ltd.	265,491	536
	Jean Co. Ltd.	645,716	535
*	Kuo Yang Construction Co. Ltd.	842,802	516
*	Shining Building Business Co. Ltd.	1,639,869	483
	KEE TAI Properties Co. Ltd.	1,360,547	467
*,1	King's Town Construction Co. Ltd.	331,000	448
	GTM Holdings Corp.	439,000	433
[1]	We&Win Diversification Co. Ltd.	534,000	372
	Pacific Construction Co.	975,000	302
*,1	We & Win Development Co. Ltd.	762,000	276
	Hung Ching Development & Construction Co. Ltd.	299,000	265
	San Far Property Ltd.	444,000	249
	Sweeten Real Estate Development Co. Ltd.	44,240	41
*,3	Taiwan Land Development Corp.	2,224,000	—
			48,538
Thailand (0.8%)
	Central Pattana PCL	4,900,200	8,127
	CPN Retail Growth Leasehold REIT	8,031,581	2,834
	WHA Corp. PCL	26,666,486	2,682
	WHA Premium Growth Freehold & Leasehold REIT Class F	6,352,496	1,903
	Frasers Property Thailand Industrial Freehold & Leasehold REIT	5,777,600	1,877
	Axtra Future City Freehold & Leasehold REIT	4,181,600	1,588
	Land & Houses PCL (Registered)	13,051,400	1,571
	MBK PCL (XBKK)	2,875,532	1,466
	Supalai PCL	2,483,081	1,313
	LH Hotel Leasehold REIT Class F	2,853,800	1,086
	Sansiri PCL	24,644,325	1,067
	AP Thailand PCL	3,444,820	922
	Amata Corp. PCL	2,051,923	915
	BA Airport Leasehold REIT	2,856,400	883
	LH Shopping Centers Leasehold REIT Class F	2,343,700	869
	IMPACT Growth REIT	2,481,800	767
	Quality Houses PCL	15,532,600	634
	Bangkok Land PCL	29,902,295	462
	SC Asset Corp. PCL	7,647,040	402
*	Pruksa Real Estate PCL	3,024,500	174
	Pruksa Holding PCL	226,900	26
			31,568
Turkiye (0.6%)
*	Peker Gayrimenkul Yatirim Ortakligi A/S	12,513,750	3,570
[1]	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	7,061,270	3,384
	Yeni Gimat Gayrimenkul Ortakligi A/S	675,241	2,207
*	Tera Yatirim Teknoloji Holding A/S	2,026,757	1,989
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	3,254,738	1,791
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,281,912	1,552
*	Reysas Gayrimenkul Yatirim Ortakligi A/S	2,123,660	1,041
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	546,583	998
*	DAP Gayrimenkul Gelistirme A/S	2,798,722	934
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,602,121	883
	AKIS Gayrimenkul Yatirimi A/S	4,288,800	806
*	Is Gayrimenkul Yatirim Ortakligi A/S	1,684,323	786
*	Ronesans Gayrimenkul Yatirim A/S	172,417	639
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,511,929	584
	Avrupakent Gayrimenkul Yatirim Ortakligi A/S	398,303	559
11

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
	Pasifik Gayrimenkul Yatirim Ortakligi	7,725,368	557
*	Ozak Gayrimenkul Yatirim Ortakligi	1,416,441	467
	Panora Gayrimenkul Yatirim Ortakligi	201,052	444
*	Akfen Gayrimenkul Yatirim Ortakligi A/S	6,266,311	402
			23,593
United Arab Emirates (3.6%)
	Emaar Properties PJSC	22,547,102	87,249
	Aldar Properties PJSC	13,761,390	33,717
	Emaar Development PJSC	3,057,460	12,420
*	RAK Properties PJSC	5,338,205	2,051
	TECOM Group PJSC	2,177,348	1,932
	Deyaar Development PJSC	4,072,196	1,144
*	Eshraq Investments PJSC	4,704,760	554
*	Manazel PJSC	4,578,038	374
			139,441
United Kingdom (6.5%)
	Segro plc	4,935,812	45,293
	Land Securities Group plc	2,718,082	22,214
	LondonMetric Property plc	8,545,564	21,379
	British Land Co. plc	3,648,984	18,225
	Tritax Big Box REIT plc	9,052,043	17,869
	Shaftesbury Capital plc	7,136,681	13,183
	UNITE Group plc	1,518,699	11,328
	Primary Health Properties plc	9,076,520	11,175
	Big Yellow Group plc	716,328	10,478
	Derwent London plc	408,894	9,468
	International Workplace Group plc	2,764,572	8,228
	Hammerson plc	1,932,339	7,754
	Safestore Holdings plc	795,571	7,478
	Sirius Real Estate Ltd.	5,510,457	7,237
	Grainger plc	2,701,853	6,657
	Great Portland Estates plc	1,478,896	6,474
	Supermarket Income REIT plc	4,538,781	4,723
	Workspace Group plc	539,662	2,965
	Target Healthcare REIT plc	2,257,618	2,798
	PRS REIT plc	1,900,494	2,785
	Empiric Student Property REIT plc	2,419,625	2,478
	Picton Property Income Ltd.	1,907,707	1,959
	Custodian Property Income REIT plc	1,685,768	1,780
	Schroder REIT Ltd.	1,783,456	1,277
	NewRiver REIT plc	1,347,942	1,242
	Harworth Group plc	569,120	1,226
	Helical plc	404,253	1,108
[2]	Social Housing REIT plc	1,233,635	1,102
	AEW UK REIT plc	577,044	789
[2]	Regional REIT Ltd.	466,959	652
*	Life Science REIT plc	1,187,341	585
	CLS Holdings plc	557,967	439
*,3	Home REIT plc	1,698,690	268
			252,616
Total Common Stocks (Cost $4,121,179)			3,829,104
Preferred Stock (0.0%)
	NP3 Fastigheter AB Preference Shares (Cost $637)	194,522	619
Rights (0.0%)
*,3	Tera Yatirim Teknoloji Holding A/S Exp. 11/4/2025 (Cost $842)	2,026,757	1,881
Warrants (0.0%)
*	Origin Property PCL Exp. 5/18/2028 (Cost $—)	787,949	9
12

Global ex-U.S. Real Estate Index Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[4,5]	Vanguard Market Liquidity Fund, 4.141% (Cost $61,175)	611,803	61,180
Total Investments (100.7%) (Cost $4,183,833)			3,892,793
Other Assets and Liabilities—Net (-0.7%)			(26,981)
Net Assets (100%)			3,865,812
Cost is in $000.
• See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $44,359.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $75,765, representing 2.0% of net assets.
3 Security value determined using significant unobservable inputs.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Collateral of $49,732 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	December 2025	104	14,597	64
MSCI Emerging Markets Index	December 2025	66	4,645	173
Topix Index	December 2025	4	865	12
				249

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Royal Bank of Canada	12/17/2025	INR	676,528	USD	7,630	—	(30)
State Street Bank & Trust Co.	12/17/2025	JPY	159,573	USD	1,049	—	(9)
Toronto-Dominion Bank	12/17/2025	SGD	3,353	USD	2,615	—	(29)
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,580	AUD	2,393	14	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	540	BRL	3,006	—	(12)
Toronto-Dominion Bank	12/17/2025	USD	603	CAD	829	10	—
UBS AG	12/17/2025	USD	3,717	CHF	2,925	62	—
State Street Bank & Trust Co.	12/17/2025	USD	3,716	EUR	3,146	80	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	4,899	GBP	3,612	154	—
JPMorgan Chase Bank, N.A.	12/17/2025	USD	1,267	HKD	9,843	—	—
Toronto-Dominion Bank	12/17/2025	USD	856	HKD	6,653	—	(1)
Toronto-Dominion Bank	12/17/2025	USD	10,558	JPY	1,543,344	495	—
Barclays Bank plc	12/17/2025	USD	616	MXN	11,608	—	(6)
Barclays Bank plc	12/17/2025	USD	2,125	SEK	19,822	32	—
13

Global ex-U.S. Real Estate Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	12/17/2025	USD	2,778	SGD	3,542	47	—
State Street Bank & Trust Co.	12/17/2025	USD	763	ZAR	13,472	—	(11)
						894	(98)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
MXN—Mexican peso.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.
ZAR—South African rand.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Allos SA	10/22/2026	CITNA	3,475	(4.074)	—	(1)
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	1/24/2026	CITNA	2,653	(4.095)	—	(9)
China Vanke Co. Ltd. Class A	1/24/2026	CITNA	1,849	(4.095)	—	(6)
Multiplan Empreendimentos Imobiliarios SA	10/22/2026	BANA	4,084	(4.095)	25	—
Poly Developments & Holdings Group Co. Ltd. Class A	1/24/2026	CITNA	2,676	(4.095)	—	(9)
					25	(25)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.

See accompanying Notes, which are an integral part of the Financial Statements.
14

Global ex-U.S. Real Estate Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,122,658)	3,831,613
Affiliated Issuers (Cost $61,175)	61,180
Total Investments in Securities	3,892,793
Investment in Vanguard	95
Cash Collateral Pledged—Futures Contracts	667
Cash Collateral Pledged—Foward Currency Contracts and Over-the-Counter Swap Contracts	480
Foreign Currency, at Value (Cost $10,725)	10,477
Receivables for Investment Securities Sold	304
Receivables for Accrued Income	20,009
Receivables for Capital Shares Issued	398
Unrealized Appreciation—Forward Currency Contracts	894
Unrealized Appreciation—Over-the-Counter Swap Contracts	25
Total Assets	3,926,142
Liabilities
Due to Custodian	79
Payables for Investment Securities Purchased	890
Collateral for Securities on Loan	49,732
Payables for Capital Shares Redeemed	385
Payables to Vanguard	386
Variation Margin Payable—Futures Contracts	39
Unrealized Depreciation—Forward Currency Contracts	98
Unrealized Depreciation—Over-the-Counter Swap Contracts	25
Deferred Foreign Capital Gains Taxes	8,696
Total Liabilities	60,330
Net Assets	3,865,812
1 Includes $44,359 of securities on loan.
At October 31, 2025, net assets consisted of:

Paid-in Capital	5,531,987
Total Distributable Earnings (Loss)	(1,666,175)
Net Assets	3,865,812

ETF Shares—Net Assets
Applicable to 75,184,453 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,545,226
Net Asset Value Per Share—ETF Shares	$47.15

Admiral™ Shares—Net Assets
Applicable to 9,994,799 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	285,789
Net Asset Value Per Share—Admiral Shares	$28.59

Institutional Shares—Net Assets
Applicable to 365,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,797
Net Asset Value Per Share—Institutional Shares	$95.17

See accompanying Notes, which are an integral part of the Financial Statements.
15

Global ex-U.S. Real Estate Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Dividends[1]	135,147
Interest[2]	446
Securities Lending—Net	2,614
Total Income	138,207
Expenses
The Vanguard Group—Note B
Investment Advisory Services	228
Management and Administrative—ETF Shares	2,513
Management and Administrative—Admiral Shares	243
Management and Administrative—Institutional Shares	22
Marketing and Distribution—ETF Shares	76
Marketing and Distribution—Admiral Shares	10
Marketing and Distribution—Institutional Shares	1
Custodian Fees	526
Auditing Fees	37
Shareholders’ Reports and Proxy Fees—ETF Shares	534
Shareholders’ Reports and Proxy Fees—Admiral Shares	6
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Trustees’ Fees and Expenses	2
Other Expenses	106
Total Expenses	4,306
Net Investment Income	133,901
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(168,312)
Futures Contracts	4,568
Swap Contracts	(1,715)
Forward Currency Contracts	(413)
Foreign Currencies	(1,138)
Realized Net Gain (Loss)	(167,010)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	476,134
Futures Contracts	339
Swap Contracts	58
Forward Currency Contracts	(3)
Foreign Currencies	1,186
Change in Unrealized Appreciation (Depreciation)	477,714
Net Increase (Decrease) in Net Assets Resulting from Operations	444,605
1	Dividends are net of foreign withholding taxes of $12,120.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $318, $1, and $4, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $1,560.
4	Includes $11,972 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($2,568).

See accompanying Notes, which are an integral part of the Financial Statements.
16

Global ex-U.S. Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	133,901	148,406
Realized Net Gain (Loss)	(167,010)	(235,496)
Change in Unrealized Appreciation (Depreciation)	477,714	847,289
Net Increase (Decrease) in Net Assets Resulting from Operations	444,605	760,199
Distributions
ETF Shares	(154,662)	(135,934)
Admiral Shares	(12,698)	(11,574)
Institutional Shares	(945)	(6,975)
Total Distributions	(168,305)	(154,483)
Capital Share Transactions
ETF Shares	(92,661)	(357,489)
Admiral Shares	(13,818)	(45,706)
Institutional Shares	11,091	(158,552)
Net Increase (Decrease) from Capital Share Transactions	(95,388)	(561,747)
Total Increase (Decrease)	180,912	43,969
Net Assets
Beginning of Period	3,684,900	3,640,931
End of Period	3,865,812	3,684,900

See accompanying Notes, which are an integral part of the Financial Statements.
17

Global ex-U.S. Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$43.69	$37.32	$37.45	$57.39	$47.04
Investment Operations
Net Investment Income[1]	1.626	1.628	1.641	1.679	2.145
Net Realized and Unrealized Gain (Loss) on Investments	3.874	6.333	(1.536)	(18.724)	9.312
Total from Investment Operations	5.500	7.961	.105	(17.045)	11.457
Distributions
Dividends from Net Investment Income	(2.040)	(1.591)	(.235)	(2.895)	(1.107)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.040)	(1.591)	(.235)	(2.895)	(1.107)
Net Asset Value, End of Period	$47.15	$43.69	$37.32	$37.45	$57.39
Total Return	13.52%	21.58%	0.22%	-31.15%	24.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,545	$3,386	$3,198	$3,355	$5,071
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[2]	0.12%[2]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.87%	4.00%	3.48%	3.80%
Portfolio Turnover Rate[3]	10%	7%	5%	10%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
18

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.49	$22.63	$22.73	$34.80	$28.51
Investment Operations
Net Investment Income[1]	.984	.983	.995	1.017	1.302
Net Realized and Unrealized Gain (Loss) on Investments	2.352	3.841	(.954)	(11.332)	5.656
Total from Investment Operations	3.336	4.824	.041	(10.315)	6.958
Distributions
Dividends from Net Investment Income	(1.236)	(.964)	(.141)	(1.755)	(.668)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.236)	(.964)	(.141)	(1.755)	(.668)
Net Asset Value, End of Period	$28.59	$26.49	$22.63	$22.73	$34.80
Total Return[2]	13.53%	21.54%	0.12%	-31.06%	24.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$286	$279	$280	$313	$499
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%[3]	0.12%[3]	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.73%	3.86%	4.00%	3.47%	3.80%
Portfolio Turnover Rate[4]	10%	7%	5%	10%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
19

Global ex-U.S. Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$88.22	$75.34	$75.62	$115.86	$94.98
Investment Operations
Net Investment Income[1]	3.453	2.566	3.320	3.391	4.376
Net Realized and Unrealized Gain (Loss) on Investments	7.646	13.539[2]	(3.115)	(37.785)[2]	18.763
Total from Investment Operations	11.099	16.105	.205	(34.394)	23.139
Distributions
Dividends from Net Investment Income	(4.149)	(3.225)	(.485)	(5.846)	(2.259)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(4.149)	(3.225)	(.485)	(5.846)	(2.259)
Net Asset Value, End of Period	$95.17	$88.22	$75.34	$75.62	$115.86
Total Return[3]	13.52%	21.60%	0.20%	-31.10%	24.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35	$20	$163	$140	$213
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%[4]	0.11%[4]	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.91%	3.07%	4.02%	3.48%	3.84%
Portfolio Turnover Rate[5]	10%	7%	5%	10%	7%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase and redemption fees of $0.01.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
20

Global ex-U.S. Real Estate Index Fund
Notes to Financial Statements
Vanguard Global ex-U.S. Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
21

Global ex-U.S. Real Estate Index Fund
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
22

Global ex-U.S. Real Estate Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $95,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	132,889	3,694,827	1,388	3,829,104
Preferred Stock	—	619	—	619
Rights	—	—	1,881	1,881
Warrants	9	—	—	9
Temporary Cash Investments	61,180	—	—	61,180
Total	194,078	3,695,446	3,269	3,892,793
Derivative Financial Instruments
Assets
Futures Contracts[1]	249	—	—	249
Forward Currency Contracts	—	894	—	894
Swap Contracts	—	25	—	25
Total	249	919	—	1,168
Liabilities
Forward Currency Contracts	—	(98)	—	(98)
Swap Contracts	—	(25)	—	(25)
Total	—	(123)	—	(123)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
23

Global ex-U.S. Real Estate Index Fund
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	249	—	249
Unrealized Appreciation—Forward Currency Contracts	—	894	894
Unrealized Appreciation— Over-the-Counter Swap Contracts	25	—	25
Total Assets	274	894	1,168

Unrealized Depreciation—Forward Currency Contracts	—	(98)	(98)
Unrealized Depreciation— Over-the-Counter Swap Contracts	(25)	—	(25)
Total Liabilities	(25)	(98)	(123)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	4,568	—	4,568
Swap Contracts	(1,715)	—	(1,715)
Forward Currency Contracts	—	(413)	(413)
Realized Net Gain (Loss) on Derivatives	2,853	(413)	2,440
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	339	—	339
Swap Contracts	58	—	58
Forward Currency Contracts	—	(3)	(3)
Change in Unrealized Appreciation (Depreciation) on Derivatives	397	(3)	394
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	5,628
Total Distributable Earnings (Loss)	(5,628)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	156,800
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(397,249)
Capital Loss Carryforwards	(1,426,559)
Qualified Late-Year Losses	—
Other Temporary Differences	833
Total	(1,666,175)
24

Global ex-U.S. Real Estate Index Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	168,305	154,483
Long-Term Capital Gains	—	—
Total	168,305	154,483
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,281,347
Gross Unrealized Appreciation	501,140
Gross Unrealized Depreciation	(889,665)
Net Unrealized Appreciation (Depreciation)	(388,525)
F.	During the year ended October 31, 2025, the fund purchased $354,748,000 of investment securities and sold $391,476,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $162,260,000 and $252,880,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended October 31, 2025, such purchases were $0 and sales were $57,000, resulting in net realized loss of $1,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	207,408	4,591	19,005	478
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	(300,069)	(6,900)	(376,494)	(8,700)
Net Increase (Decrease)—ETF Shares	(92,661)	(2,309)	(357,489)	(8,222)
Admiral Shares
Issued[1]	40,039	1,524	25,549	1,002
Issued in Lieu of Cash Distributions	10,385	436	9,509	378
Redeemed[2]	(64,242)	(2,488)	(80,764)	(3,212)
Net Increase (Decrease)—Admiral Shares	(13,818)	(528)	(45,706)	(1,832)
Institutional Shares
Issued[1]	10,146	126	389	—
Issued in Lieu of Cash Distributions	945	12	1,012	12
Redeemed[2]	—	—	(159,953)	(1,947)
Net Increase (Decrease)—Institutional Shares	11,091	138	(158,552)	(1,935)
1	Includes purchase fees for fiscal 2025 and 2024 of $97 and $64, respectively (fund totals).
2	Net of redemption fees for fiscal 2025 and 2024 of $101 and $585, respectively (fund totals).
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
25

Global ex-U.S. Real Estate Index Fund
At October 31, 2025, one shareholder was the record or beneficial owner of 28% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
26

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard International Equity Index Funds and Shareholders of Vanguard Global ex-U.S. Real Estate Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global ex-U.S. Real Estate Index Fund (one of the funds constituting Vanguard International Equity Index Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
27

Tax information (unaudited)
The fund hereby designates $29,425,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $181,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $147,269,000 and foreign taxes paid of $13,573,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q7380 122025
28

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.